UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08918

HC Capital Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: June 30

Date of reporting period: December 31, 2015

Item 1.	Reports to Stockholders.

Semiannual Report

The Value Equity Portfolio

The Institutional Value Equity Portfolio

The Growth Equity Portfolio

The Institutional Growth Equity Portfolio

The Small Capitalization–Mid Capitalization Equity Portfolio

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

The Real Estate Securities Portfolio

The Commodity Returns Strategy Portfolio

The ESG Growth Portfolio

The International Equity Portfolio

The Institutional International Equity Portfolio

The Emerging Markets Portfolio

The Core Fixed Income Portfolio

The Fixed Income Opportunity Portfolio

The U.S. Government Fixed Income Securities Portfolio

The Inflation Protected Securities Portfolio

The U.S. Corporate Fixed Income Securities Portfolio

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

The Short-Term Municipal Bond Portfolio

The Intermediate Term Municipal Bond Portfolio

The Intermediate Term Municipal Bond II Portfolio

December 31, 2015

December 31, 2015

We are pleased to present the December 31, 2015 Semiannual Report for the HC Capital Trust (the “Trust”).

The Trust is an open-end management investment company. The Trust currently consists of twenty-one separate investment portfolios (the “Portfolios”). Day-to-day portfolio management services are provided to each of the Trust’s Portfolios by one or more independent money management organizations (“Specialist Managers”). Each Specialist Manager is subject to the supervision of HC Capital Solutions, an operating division of Hirtle Callaghan & Co., LLC, which serves as the Trust’s primary investment adviser and to the general oversight of the Trust’s Board of Trustees.

The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Institutional Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Institutional Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Small Capitalization–Mid Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The Real Estate Securities Portfolio, seeks to provide a total return consisting of both capital appreciation and current income.

The Commodity Returns Strategy Portfolio, presented as Consolidated, seeks capital appreciation by investing in a diversified portfolio of commodity-related instruments.

The ESG Growth Portfolio, seeks to maximize total return subject to emphasizing environmental, social and governance (“ESG”) focused investments.

The International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Institutional International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Emerging Markets Portfolio, seeks total return by investing in a diversified portfolio of securities issued by companies domiciled, or doing a substantial portion of their business, in countries with a developing or emerging economy or securities market.

The Core Fixed Income Portfolio, seeks current income, consistent with the preservation of capital, by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income Opportunity Portfolio, seeks to achieve above-average total return by investing in high yield securities (commonly referred to as “junk bonds”).

The U.S. Government Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of U.S. Treasury and government related fixed income securities.

The Inflation Protected Securities Portfolio, seeks to provide inflation protection and income consistent with investment in inflation-indexed securities.

The U.S. Corporate Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.

The Short-Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax, consistent with preservation of capital, by investing primarily in securities issued by municipalities and related securities.

The Intermediate Term Municipal Bond Portfolio, seeks current income, consistent with the preservation of capital, exempt from Federal income tax by investing in securities issued by municipalities and related entities.

The Intermediate Term Municipal Bond II Portfolio, seeks current income, consistent with the preservation of capital, exempt from Federal income tax by investing in securities issued by municipalities and related entities.

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HC CAPITAL TRUST	Semiannual Report

December 31, 2015

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HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 86.89%
	Aerospace & Defense — 2.40%
341	Huntington Ingalls Industries, Inc.	$43
29,732	L-3 Communications Holdings, Inc.	3,553
10,313	Lockheed Martin Corp.	2,239
419	Orbital ATK, Inc.	37
916	Rockwell Collins, Inc.	85
989	Spirit Aerosystems Holdings, Inc. (a)	50
1,970	Textron, Inc.	83
24,626	The Boeing Co.	3,561
348	Triumph Group, Inc.	14
40,516	United Technologies Corp.	3,892

		13,557

	Air Freight & Logistics — 0.57%
5,823	C.H. Robinson Worldwide, Inc.	361
29,801	United Parcel Service, Inc., Class – B	2,868

		3,229

	Airlines — 1.33%
13,550	Copa Holdings SA, Class – A^	654
71,090	Delta Air Lines, Inc.	3,603
142,012	JetBlue Airways Corp. (a)	3,217

		7,474

	Auto Components — 1.71%
61,326	Goodyear Tire & Rubber Co.	2,004
29,448	Johnson Controls, Inc.	1,163
25,851	Lear Corp.	3,175
80,540	Magna International, Inc., ADR	3,267
341	Visteon Corp. (a)	39

		9,648

	Automobiles — 1.08%
148,803	Ford Motor Co.	2,097
105,884	General Motors Co.	3,601
8,779	Harley-Davidson, Inc.	398

		6,096

	Banks — 7.05%
1,184	Associated Banc-Corp.	22
498,693	Bank of America Corp.	8,392
1,765	Bank of Hawaii Corp.	111
4,604	BankUnited, Inc.	166
38,479	BB&T Corp.	1,455
2,180	BOK Financial Corp.	130
1,340	CIT Group, Inc.	53
7,331	Citigroup, Inc.	379
187,768	Citizens Financial Group, Inc.	4,918
1,372	Comerica, Inc.	57
676	Commerce Bancshares, Inc.	29
2,919	Cullen/Frost Bankers, Inc.	175
1,123	East West Bancorp, Inc.	47
41,493	Fifth Third Bancorp	834
15,003	First Niagara Financial Group, Inc.	163
74,005	JPMorgan Chase & Co.	4,887
6,602	KeyCorp	87
6,831	M&T Bank Corp.	828
5,399	PacWest Bancorp	233
13,232	People’s United Financial, Inc.	214

Shares	Security Description	Value (000)
	Banks (continued)
4,084	PNC Financial Services Group, Inc.	$389
812	Popular, Inc.	23
112,454	Regions Financial Corp.	1,080
4,002	SunTrust Banks, Inc.	171
1,323	TCF Financial Corp.	19
77,791	U.S. BanCorp	3,319
212,874	Wells Fargo & Co.	11,571
1,572	Zions BanCorp.	43

		39,795

	Beverages — 1.26%
35,630	PepsiCo, Inc.	3,560
82,705	The Coca-Cola Co.	3,553

		7,113

	Biotechnology — 2.07%
61,114	AbbVie, Inc.	3,620
24,505	Amgen, Inc.	3,978
4,008	Baxalta, Inc.	156
1,269	Biogen Idec, Inc. (a)	389
33,793	Gilead Sciences, Inc.	3,420
1,159	Medivation, Inc. (a)	56
339	United Therapeutics Corp. (a)	53

		11,672

	Capital Markets — 1.31%
8,585	Ameriprise Financial, Inc.	914
1,330	Artisan Partners Asset Management, Inc.	48
4,898	BlackRock, Inc., Class – A	1,668
7,720	Eaton Vance Corp.	250
3,647	Federated Investors, Inc., Class – B	104
2,734	Franklin Resources, Inc.	101
1,873	Goldman Sachs Group, Inc.	338
32,506	Invesco Ltd.	1,089
5,920	Lazard Ltd., Class – A	266
3,591	LPL Financial Holdings, Inc.^	153
10,507	Morgan Stanley	334
7,480	NorthStar Asset Management Group, Inc.	91
887	Raymond James Financial, Inc.	51
24,571	T. Rowe Price Group, Inc.	1,757
5,937	Waddell & Reed Financial, Inc., Class – A	170

		7,334

	Chemicals — 4.24%
8,889	Air Products & Chemicals, Inc.	1,157
1,163	Celanese Corp., Series A	78
151,681	CF Industries Holdings, Inc.	6,189
28,037	E.I. du Pont de Nemours & Co.	1,867
5,964	Eastman Chemical Co.	403
10,527	Huntsman Corp.	120
77,371	LyondellBasell Industries NV, Class – A	6,723
20,814	Praxair, Inc.	2,131
5,710	RPM International, Inc.	252
1,488	The Chemours Co.	8
76,332	The Dow Chemical Co.	3,930
36,009	The Mosaic Co.	993
1,864	The Scotts Miracle-Gro Co.	120
306	Westlake Chemical Corp.	17

		23,988

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Commercial Services & Supplies — 0.46%
963	Copart, Inc. (a)	$37
5,465	Covanta Holding Corp.	85
5,329	KAR Auction Services, Inc.	197
7,123	Pitney Bowes, Inc.	147
8,554	R.R. Donnelley & Sons Co.	126
8,280	Republic Services, Inc., Class – A	364
8,217	The ADT Corp.	271
15,873	Tyco International PLC	506
16,178	Waste Management, Inc.	863

		2,596

	Communications Equipment — 1.46%
2,453	Brocade Communications Systems, Inc.	23
142,406	Cisco Systems, Inc.	3,867
7,671	Motorola Solutions, Inc.	525
76,623	Qualcomm, Inc.	3,830

		8,245

	Construction & Engineering — 0.02%
683	Chicago Bridge & Iron Co.	27
1,018	Fluor Corp.	48
886	Jacobs Engineering Group, Inc. (a)	37
1,408	Quanta Services, Inc. (a)	29

		141

	Consumer Finance — 2.26%
4,539	American Express Co.	316
73,174	Capital One Financial Corp.	5,281
36,159	Discover Financial Services	1,939
20,857	Navient Corp.	239
41,002	OneMain Holdings, Inc. (a)	1,703
620	Santander Consumer USA Holdings, Inc. (a)	10
3,017	SLM Corp. (a)	20
107,753	Synchrony Financial (a)	3,277

		12,785

	Containers & Packaging — 0.44%
3,245	Avery Dennison Corp.	203
4,044	Bemis Co., Inc.	181
25,222	International Paper Co.	950
4,406	Packaging Corp. of America	278
4,689	Sonoco Products Co.	192
14,621	WestRock Co.	667

		2,471

	Distributors — 0.10%
6,416	Genuine Parts Co.	551

	Diversified Consumer Services — 0.07%
23	Graham Holdings Co.	11
11,438	H&R Block, Inc.	381

		392

	Diversified Financial Services — 0.56%
2,612	Berkshire Hathaway, Inc., Class – B (a)	345
2,299	Leucadia National Corp.	40
75,449	Voya Financial, Inc.	2,785

		3,170

Shares	Security Description	Value (000)
	Diversified Telecommunication Services — 2.07%
112,450	AT&T, Inc.	$3,869
43,680	CenturyLink, Inc.	1,099
44,712	Frontier Communications Corp.	209
1,717	Level 3 Communications, Inc. (a)	93
139,543	Verizon Communications, Inc.	6,450

		11,720

	Electric Utilities — 2.55%
38,863	American Electric Power, Inc.	2,265
13,607	Duke Energy Corp.	971
62,165	Edison International	3,681
3,374	Entergy Corp.	231
4,994	Eversource Energy	255
17,981	Exelon Corp.	499
6,549	FirstEnergy Corp.	208
2,771	Great Plains Energy, Inc.	76
1,687	Hawaiian Electric Industries, Inc.	49
8,496	NextEra Energy, Inc.	883
4,581	OGE Energy Corp.	120
3,804	Pepco Holdings, Inc.	99
1,633	Pinnacle West Capital Corp.	105
113,070	PPL Corp.	3,858
13,779	The Southern Co.	645
2,508	Westar Energy, Inc.	106
9,486	Xcel Energy, Inc.	341

		14,392

	Electrical Equipment — 1.71%
100,851	Eaton Corp. PLC	5,248
79,663	Emerson Electric Co.	3,810
6,252	Rockwell Automation, Inc.	642

		9,700

	Electronic Equipment, Instruments & Components — 0.66%
569	Arrow Electronics, Inc. (a)	31
801	Avnet, Inc.	34
61,605	Corning, Inc.	1,126
284	Dolby Laboratories, Inc., Class – A	10
924	Ingram Micro, Inc.	28
84,818	Keysight Technologies, Inc. (a)	2,403
4,226	National Instruments Corp.	121

		3,753

	Energy Equipment & Services — 2.21%
3,169	Baker Hughes, Inc.	146
482	Diamond Offshore Drilling, Inc.	10
291	Dril-Quip, Inc. (a)	17
1,774	FMC Technologies, Inc. (a)	51
1,914	Franks International NV	32
6,494	Halliburton Co.	221
68,131	Helmerich & Payne, Inc.	3,648
15,555	Nabors Industries Ltd.	132
109,133	National Oilwell Varco, Inc.	3,656
13,131	Oceaneering International, Inc.	493
8,194	Patterson-UTI Energy, Inc.	124
440	RPC, Inc.	5
50,830	Schlumberger Ltd.	3,545
5,732	Schlumberger Ltd.	400
1,122	Superior Energy Services, Inc.	15

		12,495

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food & Staples Retailing — 0.90%
25,851	Sysco Corp.	$1,060
64,641	Wal-Mart Stores, Inc.	3,963
2,695	Whole Foods Market, Inc.	90

		5,113

	Food Products — 1.44%
64,490	Archer-Daniels-Midland Co.	2,366
1,067	Bunge Ltd.	73
5,430	Campbell Soup Co.	285
13,605	ConAgra Foods, Inc.	574
8,542	Flowers Foods, Inc.	184
21,630	General Mills, Inc.	1,247
5,756	Hershey Co.	514
987	Hormel Foods Corp.	78
8,251	Kellogg Co.	596
1,506	Mead Johnson Nutrition Co.	119
4,415	Pinnacle Foods, Inc.	187
26,633	The Kraft Heinz Co.	1,938

		8,161

	Gas Utilities — 0.08%
1,881	AGL Resources, Inc.	120
1,549	Atmos Energy Corp.	98
1,528	National Fuel Gas Co.	65
4,043	Questar Corp.	79
3,017	UGI Corp.	102

		464

	Health Care Equipment & Supplies — 0.07%
620	Align Technology, Inc. (a)	41
4,169	Baxter International, Inc.	159
279	Intuitive Surgical, Inc. (a)	152
780	Varian Medical Systems, Inc. (a)	63

		415

	Health Care Providers & Services — 1.83%
55,859	Aetna, Inc.	6,039
2,045	Anthem, Inc.	285
910	Centene Corp. (a)	60
1,990	CIGNA Corp.	291
338	LifePoint Hospitals, Inc. (a)	25
662	Patterson Cos., Inc.	30
30,760	UnitedHealth Group, Inc.	3,619

		10,349

	Hotels, Restaurants & Leisure — 1.69%
2,854	Brinker International, Inc.	137
4,417	Darden Restaurants, Inc.	281
4,042	Dunkin’ Brands Group, Inc.	172
2,886	Extended Stay America, Inc.	46
1	International Game Technology PLC	—
84,358	Las Vegas Sands Corp.	3,699
30,151	McDonald’s Corp.	3,562
2,383	Six Flags Entertainment Corp.	131
2,998	Wynn Resorts Ltd.^	207
18,027	YUM! Brands, Inc.	1,317

		9,552

Shares	Security Description	Value (000)
	Household Durables — 0.20%
4,786	Garmin Ltd.	$178
5,729	Leggett & Platt, Inc.	241
2,643	PulteGroup, Inc.	47
1,329	Toll Brothers, Inc. (a)	44
3,111	Tupperware Brands Corp.	173
3,135	Whirlpool Corp.	461

		1,144

	Household Products — 1.54%
900	Church & Dwight Co., Inc.	76
36,287	Colgate-Palmolive Co.	2,417
12,232	Kimberly-Clark Corp.	1,557
175	Spectrum Brands Holdings, Inc.	18
5,230	The Clorox Co.	663
49,772	The Procter & Gamble Co.	3,953

		8,684

	Independent Power and Renewable Electricity Producers — 0.03%
1,122	Calpine Corp. (a)	16
974	NRG Energy, Inc., Class – C	11
14,739	The AES Corp.	142

		169

	Industrial Conglomerates — 1.33%
23,704	3M Co.	3,571
3,946	Danaher Corp.	367
115,798	General Electric Co.	3,606

		7,544

	Insurance — 4.92%
14,496	ACE Ltd.	1,694
24,799	Aflac, Inc.	1,485
116	Alleghany Corp. (a)	55
4,153	Allied World Assurance Co. Holdings AG	154
119,531	Allstate Corp.	7,422
18,706	American Financial Group, Inc.	1,348
19,202	American International Group, Inc.	1,190
51	American National Insurance Co.	5
7,209	Arthur J. Gallagher & Co.	295
445	Aspen Insurance Holdings Ltd.	21
3,080	Assurant, Inc.	248
5,496	AXIS Capital Holdings Ltd.	309
6,213	Cincinnati Financial Corp.	368
448	Endurance Specialty Holdings Ltd.	29
824	Erie Indemnity Co., Class – A	79
2,236	Everest Re Group Ltd.	410
35,030	First American Financial Corp.	1,258
63,124	FNF Group	2,189
1,828	Lincoln National Corp.	92
1,032	Mercury General Corp.	48
64,315	MetLife, Inc.	3,101
8,686	Old Republic International Corp.	162
337	PartnerRe Ltd.	47
15,923	Principal Financial Group, Inc.	716
2,357	ProAssurance Corp.	114
31,071	Prudential Financial, Inc.	2,529
481	Reinsurance Group of America	41

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
329	RenaissanceRe Holdings Ltd.	$37
17,794	The Travelers Cos., Inc.	2,008
3,737	Validus Holdings Ltd.	173
2,183	XL Group PLC	86

		27,713

	Internet Software & Services — 0.08%
8,743	eBay, Inc. (a)	241
6,743	Yahoo!, Inc. (a)	224

		465

	IT Services — 1.73%
1,127	Amdocs Ltd.	62
20,085	Automatic Data Processing, Inc.	1,702
4,510	Cognizant Technology Solutions Corp. (a)	271
25,945	International Business Machines Corp.	3,571
10,819	Paychex, Inc.	572
21,053	Western Union Co.	377
305,688	Xerox Corp.	3,249

		9,804

	Leisure Products — 0.16%
4,369	Hasbro, Inc.	294
13,154	Mattel, Inc.	358
3,002	Polaris Industries, Inc.	258

		910

	Life Sciences Tools & Services — 0.05%
2,504	Agilent Technologies, Inc.	106
154	Bio-Rad Laboratories, Inc., Class – A (a)	21
281	Bio-Techne Corp.	25
835	Bruker Biosciences Corp. (a)	20
357	Charles River Laboratories International, Inc. (a)	29
620	Waters Corp. (a)	83

		284

	Machinery — 3.01%
525	AGCO Corp.	24
56,710	Caterpillar, Inc.	3,854
692	Colfax Corp. (a)	16
3,688	Crane Co.	176
41,335	Cummins, Inc.	3,638
15,346	Deere & Co.	1,170
19,456	Dover Corp.	1,193
940	Flowserve Corp.	40
401	Graco, Inc.	29
12,891	Illinois Tool Works, Inc.	1,195
95,961	ITT Corp.	3,485
675	Joy Global, Inc.	9
3,848	Kennametal, Inc.	74
3,975	Lincoln Electric Holdings, Inc.	206
528	Oshkosh Corp.	21
2,448	PACCAR, Inc.	116
7,280	Parker Hannifin Corp.	706
7,473	Pentair PLC	370
720	Terex Corp.	13
20,403	The Timken Co.	583
1,067	Trinity Industries, Inc.	26
165	Valmont Industries, Inc.	17

Shares	Security Description	Value (000)
	Machinery (continued)
1,259	Xylem, Inc.	$46

		17,007

	Marine — 0.00%
318	Kirby Corp. (a)	17

	Media — 1.02%
4,683	Cinemark Holdings, Inc.	157
43,962	Comcast Corp., Class – A	2,480
776	Dish Network Corp. (a)	44
410	Gannett, Inc. Com	7
2,144	John Wiley & Sons, Inc., Class – A	97
46	Liberty Broadband, Class – A (a)	2
1,371	News Corp., Class – A	18
9,602	Omnicom Group, Inc.	726
3,058	Regal Entertainment Group, Class – A^	58
325	Scripps Networks Interactive, Class – A	18
15,310	Thomson Reuters Corp.	579
3,381	Tribune Media Co.	114
4,447	Twenty-First Century Fox, Inc.	121
1,710	Twenty-First Century Fox, Inc.	47
31,658	Viacom, Inc., Class – B	1,303

		5,771

	Metals & Mining — 0.33%
9,812	Alcoa, Inc.	97
4,802	Allegheny Technologies, Inc.	54
1,635	Compass Minerals International, Inc.	123
47,482	Freeport-McMoRan Copper & Gold, Inc.	321
4,095	Newmont Mining Corp.	74
16,110	Nucor Corp.	650
4,125	Reliance Steel & Aluminum Co.	239
2,780	Royal Gold, Inc.	101
9,288	Steel Dynamics, Inc.	166
8,718	Tahoe Resources, Inc.	76

		1,901

	Multiline Retail — 1.30%
163	Dillard’s, Inc., Class – A	11
47,192	Dollar General Corp.	3,391
9,336	Kohl’s Corp.	445
21,261	Macy’s, Inc.	744
5,640	Nordstrom, Inc.	281
33,713	Target Corp.	2,448

		7,320

	Multi-Utilities — 1.01%
1,746	Alliant Energy Corp.	109
3,518	Ameren Corp.	152
9,220	CenterPoint Energy, Inc.	169
4,052	CMS Energy Corp.	146
5,685	Consolidated Edison, Inc.	365
10,838	Dominion Resources, Inc.	733
2,987	DTE Energy Co.	240
4,231	MDU Resources Group, Inc.	78
99,250	NiSource, Inc.	1,937
7,955	PG&E Corp.	423
9,784	Public Service Enterprise Group, Inc.	379
2,537	SCANA Corp.	153
4,361	Sempra Energy	410
3,039	TECO Energy, Inc.	81

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multi-Utilities (continued)
1,346	Vectren Corp.	$57
5,264	WEC Energy Group, Inc.	270

		5,702

	Oil, Gas & Consumable Fuels — 8.18%
547	Antero Resources Corp. (a)	12
44,838	Chevron Corp.	4,034
85,169	ConocoPhillips	3,977
1,670	CONSOL Energy, Inc.	13
670	Continental Resources, Inc. (a)	15
479	CVR Energy, Inc.	19
16,042	Devon Energy Corp.	513
622	Energen Corp.	25
69,994	EOG Resources, Inc.	4,956
1,155	EQT Corp.	60
52,334	Exxon Mobil Corp.	4,079
4,955	Golar LNG Ltd.	78
40,665	Hess Corp.	1,971
8,136	HollyFrontier Corp.	325
190,162	Kinder Morgan, Inc.	2,837
5,263	Marathon Oil Corp.	66
48,489	Marathon Petroleum Corp.	2,514
125,678	Murphy Oil Corp.	2,821
3,316	Noble Energy, Inc.	109
53,376	Occidental Petroleum Corp.	3,609
139,262	ONEOK, Inc.	3,434
2,989	PBF Energy, Inc., Class – A	110
25,924	Phillips 66	2,121
1,262	Range Resources Corp.	31
542	SM Energy Co.	11
3,014	Southwestern Energy Co. (a)	21
101,588	Spectra Energy Corp.	2,432
40,756	The Williams Cos., Inc.	1,047
69,186	Valero Energy Corp.	4,892
1,577	Whiting Petroleum Corp. (a)	15
551	World Fuel Services Corp.	21

		46,168

	Paper & Forest Products — 0.04%
5,699	Domtar Corp.	211

	Personal Products — 0.06%
19,527	Avon Products, Inc.	79
560	Coty, Inc.	14
422	Edgewell Personal Care Co.	33
2,821	Nu Skin Enterprises, Inc., Class – A	107
1,425	The Estee Lauder Cos., Inc., Class – A	126

		359

	Pharmaceuticals — 3.56%
32,493	Eli Lilly & Co.	2,738
38,780	Johnson & Johnson	3,983
75,045	Merck & Co., Inc.	3,964
292,311	Pfizer, Inc.	9,436

		20,121

	Professional Services — 0.15%
596	Manpowergroup, Inc.	50
15,030	Nielsen Holdings PLC	701

Shares	Security Description	Value (000)
	Professional Services (continued)
1,044	Robert Half International, Inc.	$49
530	Towers Watson & Co., Class – A	68

		868

	Real Estate Investment Trusts — 2.26%
1,526	Alexandria Real Estate Equities, Inc.	138
2,185	American Campus Communities, Inc.	90
1,082	American Capital Agency Corp.	19
501	American Homes 4 Rent, Class – A	8
19,886	Annaly Capital Management, Inc.	187
3,424	Apartment Investment & Management Co., Class – A	137
3,372	Apple Hospitality REIT, Inc.^	67
2,385	AvalonBay Communities, Inc.	439
3,963	BioMed Realty Trust, Inc.	94
483	Boston Properties, Inc.	62
4,084	Brandywine Realty Trust	56
3,185	Brixmor Property Group, Inc.	82
1,894	Camden Property Trust	145
4,263	CBL & Associates Properties, Inc.	53
620	Chimera Investment Corp.	8
3,001	Columbia Property Trust, Inc.	70
2,192	Corporate Office Properties Trust	48
2,502	Corrections Corp. of America	66
6,750	Crown Castle International Corp.	585
6,048	DDR Corp.	102
2,771	Digital Realty Trust, Inc.	210
2,773	Douglas Emmett, Inc.	86
6,297	Duke Realty Corp.	132
1,132	Equinix, Inc.	342
1,549	Equity Lifestyle Properties, Inc.	103
7,372	Equity Residential	602
1,226	Essex Property Trust, Inc.	294
1,942	Extra Space Storage, Inc.	171
1,084	Federal Realty Investment Trust	158
1,582	Gaming & Leisure Properties, Inc.	44
12,941	General Growth Properties, Inc.	352
10,492	HCP, Inc.	401
2,099	Healthcare Trust of America, Inc., Class – A	57
3,453	Hospitality Properties Trust	90
16,284	Host Hotels & Resorts, Inc.	250
3,729	Iron Mountain, Inc.	101
280	Kilroy Realty Corp.	18
7,851	Kimco Realty Corp.	208
1,707	Lamar Advertising Co., Class – A	102
3,356	Liberty Property Trust	104
8,415	MFA Financial, Inc.	56
1,313	Mid-America Apartment Communities, Inc.	119
2,598	National Retail Properties, Inc.	104
4,159	OMEGA Healthcare Investors, Inc.	145
3,368	Outfront Media, Inc.	74
551	Paramount Group, Inc.	10
3,361	Piedmont Office Realty Trust, Inc., Class – A	63
3,125	Plum Creek Timber Co., Inc.	149
1,209	Post Properties, Inc.	72
10,678	Prologis, Inc.	458

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Real Estate Investment Trusts (continued)
2,122	Public Storage	$526
2,946	Rayonier, Inc.	65
4,714	Realty Income Corp.	243
1,659	Regency Centers Corp.	113
5,119	Retail Properties of America, Inc., Class – A	76
5,887	Senior Housing Properties Trust	87
5,502	Simon Property Group, Inc.	1,071
1,810	SL Green Realty Corp.	204
9,604	Spirit Realty Capital, Inc.	96
4,818	Starwood Property Trust, Inc.	99
2,214	Tanger Factory Outlet Centers, Inc.	72
1,524	Taubman Centers, Inc.	117
3,207	The Macerich Co.	259
8,218	Two Harbors Investment Corp.	67
4,676	UDR, Inc.	176
7,387	Ventas, Inc.	417
20,104	VEREIT, Inc.	159
2,778	Vornado Realty Trust	278
2,713	Weingarten Realty Investors	94
7,159	Welltower, Inc.	487
11,490	Weyerhaeuser Co.	344
2,552	WP Carey, Inc.	151
4,002	WP GLIMCHER, Inc.	42

		12,774

	Real Estate Management & Development — 0.02%
897	CBRE Group, Inc., Class – A (a)	31
679	Forest City Enterprises, Inc., Class – A (a)	15
138	Jones Lang LaSalle, Inc.	22
463	Realogy Holdings Corp. (a)	17

		85

	Road & Rail — 1.16%
58,746	CSX Corp.	1,524
15,604	Norfolk Southern Corp.	1,320
2,369	Ryder System, Inc.	135
46,077	Union Pacific Corp.	3,603

		6,582

	Semiconductors & Semiconductor Equipment — 2.73%
13,275	Analog Devices, Inc.	734
288,288	Applied Materials, Inc.	5,382
13,126	Cypress Semiconductor Corp.	129
510	First Solar, Inc. (a)	34
114,897	Intel Corp.	3,958
6,716	KLA-Tencor Corp.	466
1,083	Lam Research Corp.	86
9,977	Linear Technology Corp.	424
20,452	Marvell Technology Group Ltd.	180
10,391	Maxim Integrated Products, Inc.	395
7,884	Microchip Technology, Inc.	367
7,501	Micron Technology, Inc. (a)	106
3,767	NVIDIA Corp.	124
45,039	Texas Instruments, Inc.	2,469
12,460	Xilinx, Inc.	585

		15,439

Shares	Security Description	Value (000)
	Software — 2.40%
14,129	CA, Inc.	$404
559	King Digital Entertainment PLC	10
158,473	Microsoft Corp.	8,792
104,657	Oracle Corp.	3,823
483	SolarWinds, Inc. (a)	28
25,094	Symantec Corp.	527

		13,584

	Specialty Retail — 1.42%
1,167	Bed Bath & Beyond, Inc. (a)	56
13,757	Best Buy Co., Inc.	419
630	Dick’s Sporting Goods, Inc.	22
2,568	DSW, Inc., Class – A	61
36,927	Foot Locker, Inc.	2,404
85,020	GameStop Corp., Class – A^	2,384
25,428	Gap, Inc.	628
310	Murphy USA, Inc. (a)	19
265,274	Office Depot, Inc. (a)	1,496
1,857	Penske Automotive Group, Inc.	79
25,494	Staples, Inc.	241
659	Urban Outfitters, Inc. (a)	15
3,783	Williams-Sonoma, Inc.	221

		8,045

	Technology Hardware, Storage & Peripherals — 1.48%
2,713	Apple, Inc.	286
218,830	Hewlett Packard Enterprise Co.	3,326
307,162	HP, Inc.	3,637
2,514	Lexmark International, Inc., Class – A	82
14,036	NetApp, Inc.	372
11,324	Western Digital Corp.	680

		8,383

	Textiles, Apparel & Luxury Goods — 0.25%
12,279	Coach, Inc.	402
301	Fossil Group, Inc. (a)	11
1,340	Michael Kors Holdings Ltd. (a)	54
428	Ralph Lauren Corp.	48
14,713	V.F. Corp.	915

		1,430

	Thrifts & Mortgage Finance — 0.06%
21,163	New York Community Bancorp, Inc.	345

	Tobacco — 2.26%
135,338	Altria Group, Inc.	7,878
40,592	Philip Morris International, Inc.	3,568
28,928	Reynolds American, Inc.	1,335

		12,781

	Trading Companies & Distributors — 0.17%
693	Air Lease Corp.	23
11,042	Fastenal Co.	451
3,842	GATX Corp.	163
4,898	MSC Industrial Direct Co., Inc., Class – A	276
732	NOW, Inc. (a)	12
307	WESCO International, Inc. (a)	13

		938

	Transportation Infrastructure — 0.05%
3,824	Macquarie Infrastructure Corp.	278

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Water Utilities — 0.04%
2,535	American Water Works Co., Inc.	$152
2,654	Aqua America, Inc.	79

		231

	Wireless Telecommunication Services — 0.29%
555	Telephone & Data Systems, Inc.	14
50,007	Vodafone Group PLC, ADR	1,613

		1,627

	Total Common Stocks	491,055

	Contingent Rights — 0.00%
	Food & Staples Retailing — 0.00%
11,130	Safeway, Inc.* (a)	1
11,130	Safeway, Inc.* (a)	11

		12

	Total Contingent Rights	12

	Time Deposit — 0.19%
$1,093	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 1/4/16	1,093

	Total Time Deposit	1,093

	Mutual Funds — 12.91%
2,009,325	Dreyfus Treasury Prime Cash Management Fund, 0.00% (b)	2,009
619,214	Federated Treasury Obligations Fund, Institutional Shares, 0.08% (c)	619
70,338,274	SSgA Treasury Money Market Fund, 0.00% (b)	70,339

	Total Mutual Funds	72,967

	Repurchase Agreement — 0.38%
$2,128	Jefferies LLC, 0.40%, 1/4/16 (Purchased on 12/31/15, proceeds at maturity $2,128,245 collateralized by U.S. Treasury Obligations, 0.11% – 3.16%, 2/15/16 – 8/15/45 fair value $2,170,713) ^^	2,128

	Total Repurchase Agreement	2,128

	Total Investments (cost $526,169) — 100.37%	567,255
	Liabilities in excess of other assets — (0.37)%	(2,093)

	Net Assets — 100.00%	$565,162

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on December 31, 2015 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of December 31, 2015. The total value of securities on loan as of December 31, 2015, was $2,641 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2015.

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on December 31, 2015.

(c)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2015.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2015 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Value Equity Portfolio	AllianceBernstein L.P.	Cadence Capital Management, LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	30.88%	56.01%	—	—	86.89%
Contingent Rights	—	0.00%	—	—	0.00%
Time Deposit	0.19%	—	—	—	0.19%
Mutual Funds	0.07%	0.43%	5.89%	6.52%	12.91%
Repurchase Agreement	0.23%	0.15%	—	—	0.38%
Other Assets (Liabilities)	-0.43%	-0.28%	0.34%	—	-0.37%

Total Net Assets	30.94%	56.31%	6.23%	6.52%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2015.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
362	E-Mini S&P 500 Future	$36,841	3/18/16	$(98)
42	E-Mini S&P Midcap 400 Future	5,853	3/18/16	48

	Net Unrealized Appreciation/(Depreciation)			$(50)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 82.87%
	Aerospace & Defense — 2.28%
493	Huntington Ingalls Industries, Inc.	$63
43,519	L-3 Communications Holdings, Inc.	5,201
15,060	Lockheed Martin Corp.	3,270
607	Orbital ATK, Inc.	54
1,327	Rockwell Collins, Inc.	122
1,432	Spirit Aerosystems Holdings, Inc. (a)	72
2,853	Textron, Inc.	120
35,956	The Boeing Co.	5,199
503	Triumph Group, Inc.	20
59,114	United Technologies Corp.	5,679

		19,800

	Air Freight & Logistics — 0.54%
8,502	C.H. Robinson Worldwide, Inc.	527
43,513	United Parcel Service, Inc., Class – B	4,188

		4,715

	Airlines — 1.15%
19,781	Copa Holdings SA, Class – A^	955
102,261	Delta Air Lines, Inc.	5,183
168,681	JetBlue Airways Corp. (a)	3,821

		9,959

	Auto Components — 1.74%
120,117	Goodyear Tire & Rubber Co.	3,924
42,998	Johnson Controls, Inc.	1,698
38,603	Lear Corp.	4,741
115,125	Magna International, Inc., ADR	4,670
494	Visteon Corp. (a)	57

		15,090

	Automobiles — 1.02%
217,268	Ford Motor Co.	3,061
154,455	General Motors Co.	5,253
12,818	Harley-Davidson, Inc.	582

		8,896

	Banks — 6.72%
1,715	Associated Banc-Corp.	32
734,290	Bank of America Corp.	12,358
2,573	Bank of Hawaii Corp.	162
6,712	BankUnited, Inc.	242
56,111	BB&T Corp.	2,122
3,181	BOK Financial Corp.	190
1,940	CIT Group, Inc.	77
10,618	Citigroup, Inc.	549
276,644	Citizens Financial Group, Inc.	7,245
1,987	Comerica, Inc.	83
978	Commerce Bancshares, Inc.	42
4,256	Cullen/Frost Bankers, Inc.	255
1,627	East West Bancorp, Inc.	68
60,510	Fifth Third Bancorp	1,216
21,875	First Niagara Financial Group, Inc.	237
108,347	JPMorgan Chase & Co.	7,154
9,562	KeyCorp	126
9,961	M&T Bank Corp.	1,207
7,873	PacWest Bancorp	339
19,290	People’s United Financial, Inc.	312

Shares	Security Description	Value (000)
	Banks (continued)
5,915	PNC Financial Services Group, Inc.	$564
1,176	Popular, Inc.	33
164,072	Regions Financial Corp.	1,575
5,796	SunTrust Banks, Inc.	248
1,916	TCF Financial Corp.	27
113,475	U.S. BanCorp	4,842
312,483	Wells Fargo & Co.	16,988
2,276	Zions BanCorp.	62

		58,355

	Beverages — 1.20%
52,024	PepsiCo, Inc.	5,198
120,759	The Coca-Cola Co.	5,188

		10,386

	Biotechnology — 2.04%
89,234	AbbVie, Inc.	5,286
35,751	Amgen, Inc.	5,803
5,805	Baxalta, Inc.	227
1,837	Biogen Idec, Inc. (a)	563
56,247	Gilead Sciences, Inc.	5,692
1,678	Medivation, Inc. (a)	81
491	United Therapeutics Corp. (a)	77

		17,729

	Capital Markets — 1.24%
12,535	Ameriprise Financial, Inc.	1,334
1,942	Artisan Partners Asset Management, Inc.	70
7,151	BlackRock, Inc., Class – A	2,435
11,272	Eaton Vance Corp.	366
5,325	Federated Investors, Inc., Class – B	153
3,960	Franklin Resources, Inc.	146
2,712	Goldman Sachs Group, Inc.	489
47,462	Invesco Ltd.	1,589
8,635	Lazard Ltd., Class – A	389
5,243	LPL Financial Holdings, Inc.^	224
15,217	Morgan Stanley	484
10,921	NorthStar Asset Management Group, Inc.	133
1,285	Raymond James Financial, Inc.	74
35,853	T. Rowe Price Group, Inc.	2,562
8,662	Waddell & Reed Financial, Inc., Class – A	248

		10,696

	Chemicals — 4.06%
12,979	Air Products & Chemicals, Inc.	1,689
1,685	Celanese Corp., Series A	113
219,614	CF Industries Holdings, Inc.	8,963
40,937	E.I. du Pont de Nemours & Co.	2,726
8,707	Eastman Chemical Co.	588
15,370	Huntsman Corp.	175
113,842	LyondellBasell Industries NV, Class – A	9,892
30,393	Praxair, Inc.	3,112
8,338	RPM International, Inc.	367
2,155	The Chemours Co.	12
115,258	The Dow Chemical Co.	5,933
52,546	The Mosaic Co.	1,450
2,721	The Scotts Miracle-Gro Co.	176
444	Westlake Chemical Corp.	24

		35,220

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Commercial Services & Supplies — 0.44%
1,394	Copart, Inc. (a)	$53
7,979	Covanta Holding Corp.	124
7,781	KAR Auction Services, Inc.	288
10,401	Pitney Bowes, Inc.	215
12,490	R.R. Donnelley & Sons Co.	184
12,090	Republic Services, Inc., Class – A	532
11,982	The ADT Corp.	395
23,176	Tyco International PLC	739
23,622	Waste Management, Inc.	1,260

		3,790

	Communications Equipment — 1.39%
3,552	Brocade Communications Systems, Inc.	33
207,792	Cisco Systems, Inc.	5,642
11,201	Motorola Solutions, Inc.	767
111,817	Qualcomm, Inc.	5,589

		12,031

	Construction & Engineering — 0.02%
989	Chicago Bridge & Iron Co.	39
1,475	Fluor Corp.	70
1,283	Jacobs Engineering Group, Inc. (a)	54
2,039	Quanta Services, Inc. (a)	41

		204

	Consumer Finance — 2.29%
6,574	American Express Co.	457
107,819	Capital One Financial Corp.	7,783
53,978	Discover Financial Services	2,894
30,419	Navient Corp.	348
60,899	OneMain Holdings, Inc. (a)	2,530
898	Santander Consumer USA Holdings, Inc. (a)	14
4,370	SLM Corp. (a)	28
192,209	Synchrony Financial (a)	5,846

		19,900

	Containers & Packaging — 0.42%
4,738	Avery Dennison Corp.	297
5,905	Bemis Co., Inc.	264
36,826	International Paper Co.	1,388
6,433	Packaging Corp. of America	406
6,837	Sonoco Products Co.	279
21,325	WestRock Co.	973

		3,607

	Distributors — 0.09%
9,368	Genuine Parts Co.	805

	Diversified Consumer Services — 0.07%
34	Graham Holdings Co.	16
16,680	H&R Block, Inc.	556

		572

	Diversified Financial Services — 0.54%
3,784	Berkshire Hathaway, Inc., Class – B (a)	500
3,330	Leucadia National Corp.	58
111,911	Voya Financial, Inc.	4,130

		4,688

Shares	Security Description	Value (000)
	Diversified Telecommunication Services — 1.98%
164,086	AT&T, Inc.	$5,646
63,739	CenturyLink, Inc.	1,604
65,285	Frontier Communications Corp.	305
2,486	Level 3 Communications, Inc. (a)	135
206,255	Verizon Communications, Inc.	9,533

		17,223

	Electric Utilities — 2.46%
57,404	American Electric Power, Inc.	3,345
19,844	Duke Energy Corp.	1,417
92,313	Edison International	5,467
4,920	Entergy Corp.	336
7,292	Eversource Energy	372
26,221	Exelon Corp.	728
9,562	FirstEnergy Corp.	303
4,040	Great Plains Energy, Inc.	110
2,464	Hawaiian Electric Industries, Inc.	71
12,390	NextEra Energy, Inc.	1,287
6,681	OGE Energy Corp.	176
5,555	Pepco Holdings, Inc.	144
2,385	Pinnacle West Capital Corp.	154
171,909	PPL Corp.	5,868
20,120	The Southern Co.	941
3,657	Westar Energy, Inc.	155
13,833	Xcel Energy, Inc.	497

		21,371

	Electrical Equipment — 1.63%
145,070	Eaton Corp. PLC	7,550
116,262	Emerson Electric Co.	5,560
9,118	Rockwell Automation, Inc.	936

		14,046

	Electronic Equipment, Instruments & Components — 0.63%
825	Arrow Electronics, Inc. (a)	45
1,160	Avnet, Inc.	50
89,860	Corning, Inc.	1,643
411	Dolby Laboratories, Inc., Class – A	14
1,339	Ingram Micro, Inc.	41
124,938	Keysight Technologies, Inc. (a)	3,538
6,170	National Instruments Corp.	177

		5,508

	Energy Equipment & Services — 2.11%
4,590	Baker Hughes, Inc.	212
698	Diamond Offshore Drilling, Inc.	15
421	Dril-Quip, Inc. (a)	25
2,570	FMC Technologies, Inc. (a)	75
2,791	Franks International NV	47
9,406	Halliburton Co.	320
99,470	Helmerich & Payne, Inc.^	5,327
22,682	Nabors Industries Ltd.	193
159,311	National Oilwell Varco, Inc.	5,334
19,163	Oceaneering International, Inc.	719
11,950	Patterson-UTI Energy, Inc.	180
638	RPC, Inc.	8
74,158	Schlumberger Ltd.	5,173

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Energy Equipment & Services (continued)
8,368	Schlumberger Ltd.	$584
1,625	Superior Energy Services, Inc.	22

		18,234

	Food & Staples Retailing — 0.86%
37,693	Sysco Corp.	1,545
94,317	Wal-Mart Stores, Inc.	5,782
3,902	Whole Foods Market, Inc.	131

		7,458

	Food Products — 1.37%
94,109	Archer-Daniels-Midland Co.	3,451
1,545	Bunge Ltd.	105
7,929	Campbell Soup Co.	417
19,865	ConAgra Foods, Inc.	838
12,458	Flowers Foods, Inc.	268
31,582	General Mills, Inc.	1,821
8,404	Hershey Co.	750
1,429	Hormel Foods Corp.	113
12,047	Kellogg Co.	871
2,181	Mead Johnson Nutrition Co.	172
6,446	Pinnacle Foods, Inc.	274
38,835	The Kraft Heinz Co.	2,825

		11,905

	Gas Utilities — 0.08%
2,742	AGL Resources, Inc.	174
2,262	Atmos Energy Corp.	143
2,230	National Fuel Gas Co.	95
5,897	Questar Corp.	115
4,405	UGI Corp.	149

		676

	Health Care Equipment & Supplies — 0.07%
898	Align Technology, Inc. (a)	59
6,038	Baxter International, Inc.	230
404	Intuitive Surgical, Inc. (a)	221
1,129	Varian Medical Systems, Inc. (a)	91

		601

	Health Care Providers & Services — 1.79%
84,564	Aetna, Inc.	9,143
2,961	Anthem, Inc.	413
1,318	Centene Corp. (a)	87
2,882	CIGNA Corp.	422
489	LifePoint Hospitals, Inc. (a)	36
959	Patterson Cos., Inc.	43
46,117	UnitedHealth Group, Inc.	5,425

		15,569

	Hotels, Restaurants & Leisure — 1.61%
4,167	Brinker International, Inc.	200
6,450	Darden Restaurants, Inc.	410
5,901	Dunkin’ Brands Group, Inc.	251
4,214	Extended Stay America, Inc.	67
123,141	Las Vegas Sands Corp.	5,399
44,024	McDonald’s Corp.	5,201
3,479	Six Flags Entertainment Corp.	191

Shares	Security Description	Value (000)
	Hotels, Restaurants & Leisure (continued)
4,378	Wynn Resorts Ltd.^	$303
26,321	YUM! Brands, Inc.	1,923

		13,945

	Household Durables — 0.19%
6,988	Garmin Ltd.	260
8,364	Leggett & Platt, Inc.	351
3,828	PulteGroup, Inc.	68
1,925	Toll Brothers, Inc. (a)	64
4,542	Tupperware Brands Corp.	253
4,578	Whirlpool Corp.	673

		1,669

	Household Products — 1.46%
1,303	Church & Dwight Co., Inc.	111
52,983	Colgate-Palmolive Co.	3,529
17,860	Kimberly-Clark Corp.	2,274
254	Spectrum Brands Holdings, Inc.	26
7,626	The Clorox Co.	967
72,617	The Procter & Gamble Co.	5,766

		12,673

	Independent Power and Renewable Electricity Producers — 0.03%
1,624	Calpine Corp. (a)	23
1,411	NRG Energy, Inc., Class – C	17
21,497	The AES Corp.	206

		246

	Industrial Conglomerates — 1.27%
34,611	3M Co.	5,214
5,715	Danaher Corp.	531
169,077	General Electric Co.	5,266

		11,011

	Insurance — 4.51%
21,140	ACE Ltd.	2,470
36,172	Aflac, Inc.	2,167
168	Alleghany Corp. (a)	80
6,064	Allied World Assurance Co. Holdings AG	226
175,758	Allstate Corp.	10,914
27,573	American Financial Group, Inc.	1,987
8,699	American International Group, Inc.	539
73	American National Insurance Co.	7
10,526	Arthur J. Gallagher & Co.	431
644	Aspen Insurance Holdings Ltd.	31
4,497	Assurant, Inc.	362
8,016	AXIS Capital Holdings Ltd.	451
9,071	Cincinnati Financial Corp.	537
649	Endurance Specialty Holdings Ltd.	42
1,203	Erie Indemnity Co., Class – A	115
3,261	Everest Re Group Ltd.	597
52,055	First American Financial Corp.	1,869
85,593	FNF Group	2,968
2,647	Lincoln National Corp.	133
1,507	Mercury General Corp.	70
93,827	MetLife, Inc.	4,523
12,682	Old Republic International Corp.	236
489	PartnerRe Ltd.	68

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
23,250	Principal Financial Group, Inc.	$1,046
3,442	ProAssurance Corp.	167
45,366	Prudential Financial, Inc.	3,693
697	Reinsurance Group of America	60
476	RenaissanceRe Holdings Ltd.	54
26,195	The Travelers Cos., Inc.	2,956
5,450	Validus Holdings Ltd.	252
3,162	XL Group PLC	124

		39,175

	Internet Software & Services — 0.08%
12,662	eBay, Inc. (a)	348
9,765	Yahoo!, Inc. (a)	325

		673

	IT Services — 1.65%
1,632	Amdocs Ltd.	89
29,327	Automatic Data Processing, Inc.	2,485
6,532	Cognizant Technology Solutions Corp. (a)	392
37,883	International Business Machines Corp.	5,212
15,797	Paychex, Inc.	836
30,739	Western Union Co.	551
451,141	Xerox Corp.	4,796

		14,361

	Leisure Products — 0.15%
6,380	Hasbro, Inc.	430
19,206	Mattel, Inc.	521
4,383	Polaris Industries, Inc.	377

		1,328

	Life Sciences Tools & Services — 0.05%
3,627	Agilent Technologies, Inc.	151
223	Bio-Rad Laboratories, Inc., Class – A (a)	31
406	Bio-Techne Corp.	37
1,209	Bruker Biosciences Corp. (a)	29
517	Charles River Laboratories International, Inc. (a)	42
898	Waters Corp. (a)	121

		411

	Machinery — 2.89%
760	AGCO Corp.	34
82,752	Caterpillar, Inc.	5,624
1,002	Colfax Corp. (a)	23
5,385	Crane Co.	258
60,340	Cummins, Inc.	5,311
22,407	Deere & Co.	1,709
28,394	Dover Corp.	1,741
1,361	Flowserve Corp.	57
581	Graco, Inc.	42
18,822	Illinois Tool Works, Inc.	1,744
147,140	ITT Corp.	5,344
977	Joy Global, Inc.	12
5,612	Kennametal, Inc.	108
5,798	Lincoln Electric Holdings, Inc.	301
765	Oshkosh Corp.	30
3,546	PACCAR, Inc.	168
10,618	Parker Hannifin Corp.	1,030

Shares	Security Description	Value (000)
	Machinery (continued)
10,911	Pentair PLC	$540
1,043	Terex Corp.	19
29,790	The Timken Co.	852
1,546	Trinity Industries, Inc.	37
239	Valmont Industries, Inc.	25
1,824	Xylem, Inc.	67

		25,076

	Marine — 0.00%
461	Kirby Corp. (a)	24

	Media — 0.98%
6,838	Cinemark Holdings, Inc.	229
64,806	Comcast Corp., Class – A	3,656
1,123	Dish Network Corp. (a)	64
594	Gannett, Inc. Com	10
3,129	John Wiley & Sons, Inc., Class – A	141
67	Liberty Broadband, Class – A (a)	3
1,985	News Corp., Class – A	27
14,019	Omnicom Group, Inc.	1,061
4,465	Regal Entertainment Group, Class – A^	84
471	Scripps Networks Interactive, Class – A	26
22,354	Thomson Reuters Corp.	846
4,937	Tribune Media Co.	167
6,441	Twenty-First Century Fox, Inc.	175
2,477	Twenty-First Century Fox, Inc.	67
46,224	Viacom, Inc., Class – B	1,903

		8,459

	Metals & Mining — 0.32%
14,211	Alcoa, Inc.	140
7,012	Allegheny Technologies, Inc.	79
2,387	Compass Minerals International, Inc.	180
69,328	Freeport-McMoRan Copper & Gold, Inc.	469
5,931	Newmont Mining Corp.	107
23,494	Nucor Corp.	947
6,017	Reliance Steel & Aluminum Co.	348
4,059	Royal Gold, Inc.	148
13,561	Steel Dynamics, Inc.	242
12,715	Tahoe Resources, Inc.	110

		2,770

	Multiline Retail — 1.23%
237	Dillard’s, Inc., Class – A	16
69,319	Dollar General Corp.	4,982
13,615	Kohl’s Corp.	648
31,043	Macy’s, Inc.	1,086
8,234	Nordstrom, Inc.	410
49,225	Target Corp.	3,574

		10,716

	Multi-Utilities — 0.96%
2,549	Alliant Energy Corp.	159
5,137	Ameren Corp.	222
13,447	CenterPoint Energy, Inc.	247
5,916	CMS Energy Corp.	213
8,291	Consolidated Edison, Inc.	533
15,825	Dominion Resources, Inc.	1,070
4,361	DTE Energy Co.	350

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multi-Utilities (continued)
6,177	MDU Resources Group, Inc.	$113
146,192	NiSource, Inc.	2,853
11,598	PG&E Corp.	617
14,269	Public Service Enterprise Group, Inc.	552
3,698	SCANA Corp.	224
6,367	Sempra Energy	599
4,437	TECO Energy, Inc.	118
1,965	Vectren Corp.	83
7,685	WEC Energy Group, Inc.	394

		8,347

	Oil, Gas & Consumable Fuels — 7.61%
793	Antero Resources Corp. (a)	17
65,407	Chevron Corp.	5,884
124,253	ConocoPhillips	5,801
2,419	CONSOL Energy, Inc.	19
970	Continental Resources, Inc. (a)	22
700	CVR Energy, Inc.	28
23,424	Devon Energy Corp.	750
900	Energen Corp.	37
105,621	EOG Resources, Inc.	7,478
1,673	EQT Corp.	87
76,337	Exxon Mobil Corp.	5,950
7,235	Golar LNG Ltd.	114
59,943	Hess Corp.	2,906
11,879	HollyFrontier Corp.	474
277,654	Kinder Morgan, Inc.	4,143
7,623	Marathon Oil Corp.	96
44,133	Marathon Petroleum Corp.	2,288
195,629	Murphy Oil Corp.	4,392
4,802	Noble Energy, Inc.	158
77,934	Occidental Petroleum Corp.	5,269
203,336	ONEOK, Inc.	5,014
4,364	PBF Energy, Inc., Class – A	161
37,802	Phillips 66	3,092
1,827	Range Resources Corp.	45
784	SM Energy Co.	15
4,365	Southwestern Energy Co. (a)	31
148,329	Spectra Energy Corp.	3,551
59,508	The Williams Cos., Inc.	1,529
96,241	Valero Energy Corp.	6,805
2,285	Whiting Petroleum Corp. (a)	22
798	World Fuel Services Corp.	31

		66,209

	Paper & Forest Products — 0.04%
8,316	Domtar Corp.	307

	Personal Products — 0.06%
28,478	Avon Products, Inc.	115
811	Coty, Inc.	21
612	Edgewell Personal Care Co.	48
4,113	Nu Skin Enterprises, Inc., Class – A	156
2,064	The Estee Lauder Cos., Inc., Class – A	182

		522

Shares	Security Description	Value (000)
	Pharmaceuticals — 3.39%
47,444	Eli Lilly & Co.	$3,998
56,576	Johnson & Johnson	5,811
109,492	Merck & Co., Inc.	5,783
429,851	Pfizer, Inc.	13,876

		29,468

	Professional Services — 0.15%
863	Manpowergroup, Inc.	73
21,945	Nielsen Holdings PLC	1,022
1,512	Robert Half International, Inc.	71
767	Towers Watson & Co., Class – A	99

		1,265

	Real Estate Investment Trusts — 2.15%
2,226	Alexandria Real Estate Equities, Inc.	201
3,186	American Campus Communities, Inc.	132
1,568	American Capital Agency Corp.	27
726	American Homes 4 Rent, Class – A	12
29,002	Annaly Capital Management, Inc.	272
4,995	Apartment Investment & Management Co., Class – A	200
4,916	Apple Hospitality REIT, Inc.	98
3,477	AvalonBay Communities, Inc.	640
5,779	BioMed Realty Trust, Inc.	137
700	Boston Properties, Inc.	89
5,956	Brandywine Realty Trust	81
4,651	Brixmor Property Group, Inc.	120
2,763	Camden Property Trust	212
6,218	CBL & Associates Properties, Inc.	77
898	Chimera Investment Corp.	12
4,376	Columbia Property Trust, Inc.	103
3,197	Corporate Office Properties Trust	70
3,648	Corrections Corp. of America	97
9,844	Crown Castle International Corp.	852
8,831	DDR Corp.	149
4,042	Digital Realty Trust, Inc.	306
4,050	Douglas Emmett, Inc.	126
9,181	Duke Realty Corp.	193
1,653	Equinix, Inc.	500
2,259	Equity Lifestyle Properties, Inc.	151
10,751	Equity Residential	878
1,788	Essex Property Trust, Inc.	428
2,836	Extra Space Storage, Inc.	250
1,583	Federal Realty Investment Trust	231
2,309	Gaming & Leisure Properties, Inc.	64
18,873	General Growth Properties, Inc.	514
15,302	HCP, Inc.	585
3,065	Healthcare Trust of America, Inc., Class – A	83
5,036	Hospitality Properties Trust	132
23,748	Host Hotels & Resorts, Inc.	364
5,445	Iron Mountain, Inc.	147
406	Kilroy Realty Corp.	26
11,447	Kimco Realty Corp.	303
2,490	Lamar Advertising Co., Class – A	149
4,896	Liberty Property Trust	152
12,272	MFA Financial, Inc.	81
1,915	Mid-America Apartment Communities, Inc.	174

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Real Estate Investment Trusts (continued)
3,789	National Retail Properties, Inc.	$152
6,066	OMEGA Healthcare Investors, Inc.	212
4,913	Outfront Media, Inc.	107
798	Paramount Group, Inc.	14
4,902	Piedmont Office Realty Trust, Inc., Class – A	93
4,556	Plum Creek Timber Co., Inc.	217
1,764	Post Properties, Inc.	104
15,571	Prologis, Inc.	668
3,099	Public Storage	769
4,295	Rayonier, Inc.	95
6,874	Realty Income Corp.	355
2,420	Regency Centers Corp.	165
7,465	Retail Properties of America, Inc., Class – A	110
8,587	Senior Housing Properties Trust	127
8,033	Simon Property Group, Inc.	1,563
2,642	SL Green Realty Corp.	298
14,007	Spirit Realty Capital, Inc.	140
7,027	Starwood Property Trust, Inc.	144
3,229	Tanger Factory Outlet Centers, Inc.	106
2,222	Taubman Centers, Inc.	170
4,676	The Macerich Co.	377
11,985	Two Harbors Investment Corp.	97
6,819	UDR, Inc.	256
10,773	Ventas, Inc.	608
29,320	VEREIT, Inc.	232
4,056	Vornado Realty Trust	405
3,956	Weingarten Realty Investors	137
10,440	Welltower, Inc.	710
16,756	Weyerhaeuser Co.	502
3,723	WP Carey, Inc.	220
5,835	WP GLIMCHER, Inc.	62

		18,633

	Real Estate Management & Development — 0.01%
1,299	CBRE Group, Inc., Class – A (a)	44
984	Forest City Enterprises, Inc., Class – A (a)	22
200	Jones Lang LaSalle, Inc.	32
671	Realogy Holdings Corp. (a)	25

		123

	Road & Rail — 1.11%
85,707	CSX Corp.	2,224
22,763	Norfolk Southern Corp.	1,926
3,460	Ryder System, Inc.	197
67,278	Union Pacific Corp.	5,260

		9,607

	Semiconductors & Semiconductor Equipment — 2.60%
19,383	Analog Devices, Inc.	1,072
424,936	Applied Materials, Inc.	7,933
19,165	Cypress Semiconductor Corp.	188
738	First Solar, Inc. (a)	49
167,612	Intel Corp.	5,773
9,806	KLA-Tencor Corp.	680
1,568	Lam Research Corp.	125
14,568	Linear Technology Corp.	619

Shares	Security Description	Value (000)
	Semiconductors & Semiconductor Equipment (continued)
29,825	Marvell Technology Group Ltd.	$263
15,172	Maxim Integrated Products, Inc.	577
11,512	Microchip Technology, Inc.	536
10,863	Micron Technology, Inc. (a)	154
5,456	NVIDIA Corp.	180
65,762	Texas Instruments, Inc.	3,604
18,172	Xilinx, Inc.	854

		22,607

	Software — 2.31%
20,602	CA, Inc.	588
809	King Digital Entertainment PLC	14
232,802	Microsoft Corp.	12,917
158,205	Oracle Corp.	5,779
700	SolarWinds, Inc. (a)	41
36,640	Symantec Corp.	769

		20,108

	Specialty Retail — 1.36%
1,691	Bed Bath & Beyond, Inc. (a)	82
20,064	Best Buy Co., Inc.	611
913	Dick’s Sporting Goods, Inc.	32
3,749	DSW, Inc., Class – A	89
54,403	Foot Locker, Inc.	3,540
124,835	GameStop Corp., Class – A^	3,500
37,108	Gap, Inc.	917
448	Murphy USA, Inc. (a)	27
388,459	Office Depot, Inc. (a)	2,191
2,711	Penske Automotive Group, Inc.	115
37,224	Staples, Inc.	353
955	Urban Outfitters, Inc. (a)	22
5,524	Williams-Sonoma, Inc.	323

		11,802

	Technology Hardware, Storage & Peripherals — 1.49%
3,929	Apple, Inc.	414
344,265	Hewlett Packard Enterprise Co.	5,233
473,240	HP, Inc.	5,603
3,671	Lexmark International, Inc., Class – A	119
20,470	NetApp, Inc.	543
16,518	Western Digital Corp.	992

		12,904

	Textiles, Apparel & Luxury Goods — 0.24%
17,906	Coach, Inc.	586
436	Fossil Group, Inc. (a)	16
1,941	Michael Kors Holdings Ltd. (a)	78
619	Ralph Lauren Corp.	69
21,483	V.F. Corp.	1,337

		2,086

	Thrifts & Mortgage Finance — 0.06%
30,861	New York Community Bancorp, Inc.	504

	Tobacco — 2.16%
198,609	Altria Group, Inc.	11,562
59,268	Philip Morris International, Inc.	5,210
42,238	Reynolds American, Inc.	1,949

		18,721

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Trading Companies & Distributors — 0.16%
1,004	Air Lease Corp.	$34
16,123	Fastenal Co.	658
5,606	GATX Corp.	239
7,152	MSC Industrial Direct Co., Inc., Class – A	402
1,060	NOW, Inc. (a)	17
445	WESCO International, Inc. (a)	19

		1,369

	Transportation Infrastructure — 0.05%
5,584	Macquarie Infrastructure Corp.	405

	Water Utilities — 0.04%
3,702	American Water Works Co., Inc.	221
3,876	Aqua America, Inc.	116

		337

	Wireless Telecommunication Services — 0.27%
804	Telephone & Data Systems, Inc.	21
73,840	Vodafone Group PLC, ADR	2,382

		2,403

	Total Common Stocks	719,298

	Contingent Rights — 0.00%
	Food & Staples Retailing — 0.00%
18,568	Safeway, Inc.* (a)	1
18,568	Safeway, Inc.* (a)	19

		20

	Total Contingent Rights	20

	Time Deposit — 0.17%
$1,519	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 1/4/16	1,519

	Total Time Deposit	1,519

	Mutual Funds —16.90%
2,935,076	Dreyfus Treasury Prime Cash Management Fund, 0.00% (b)	2,935
2,008,930	Federated Treasury Obligations Fund, Institutional Shares, 0.08% (c)	2,009
141,727,434	SSgA Treasury Money Market Fund, 0.00% (b)	141,727

	Total Mutual Funds	146,671

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreement — 0.71%
$6,183	Jefferies LLC, 0.40%, 1/4/16 (Purchased on 12/31/15, proceeds at maturity $6,183,695 collateralized by U.S. Treasury Obligations, 0.11% – 3.16%, 2/15/16 –8/15/45 fair value $6,307,088) ^^	$6,183

	Total Repurchase Agreement	6,183

	Total Investments (cost $817,273) — 100.65%	873,691
	Liabilities in excess of other assets — (0.65)%	(5,631)

	Net Assets — 100.00%	$868,060

*	Security was fair valued on December 31, 2015 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of December 31, 2015. The total value of securities on loan as of December 31, 2015, was $7,992 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2015.

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on December 31, 2015.

(c)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2015.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2015 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Value Equity Portfolio	AllianceBernstein L.P.	Cadence Capital Management, LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	29.66%	53.21%	—	—	82.87%
Contingent Rights	—	0.00%		—	0.00%
Time Deposit	0.17%	—	—	—	0.17%
Mutual Funds	0.07%	0.53%	10.60%	5.70%	16.90%
Repurchase Agreement	0.23%	0.48%	—	—	0.71%
Other Assets (Liabilities)	-0.41%	-0.74%	0.50%	—	-0.65%

Total Net Assets	29.72%	53.48%	11.10%	5.70%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2015.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
806	E-Mini S&P 500 Future	$82,027	3/18/16	$(218)
138	E-Mini S&P Midcap 400 Future	19,230	3/18/16	75

	Net Unrealized Appreciation/(Depreciation)			$(143)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 83.68%
	Aerospace & Defense — 1.48%
12,650	General Dynamics Corp.	$1,738
3,551	L-3 Communications Holdings, Inc.	424
5,989	Precision Castparts Corp.	1,390
12,959	Raytheon Co.	1,614
5,591	Rockwell Collins, Inc.	516
15,583	The Boeing Co.	2,253
37,965	United Technologies Corp.	3,647

		11,582

	Air Freight & Logistics — 0.10%
6,150	C.H. Robinson Worldwide, Inc.	381
8,153	Expeditors International of Washington, Inc.	368

		749

	Airlines — 0.02%
2,991	Spirit Airlines, Inc. (a)	119

	Automobiles — 0.18%
6,019	Tesla Motors, Inc.^ (a)	1,445

	Banks — 0.20%
20,043	Citigroup, Inc.	1,037
2,222	Cullen/Frost Bankers, Inc.	133
5,688	First Republic Bank	376

		1,546

	Beverages — 2.14%
6,389	Brown-Forman Corp., Class – B	634
8,123	Dr. Pepper Snapple Group, Inc.	757
13,888	Monster Beverage Corp. (a)	2,069
62,777	PepsiCo, Inc.	6,273
164,455	The Coca-Cola Co.	7,065

		16,798

	Biotechnology — 4.18%
11,404	Alexion Pharmaceuticals, Inc. (a)	2,175
100,133	Amgen, Inc.	16,254
22,428	Baxalta, Inc.	875
5,650	Biogen Idec, Inc. (a)	1,731
2,836	BioMarin Pharmaceutical, Inc. (a)	297
21,464	Celgene Corp. (a)	2,571
15,163	Regeneron Pharmaceuticals, Inc. (a)	8,232
5,252	Vertex Pharmaceuticals, Inc. (a)	661

		32,796

	Capital Markets — 1.63%
3,832	Federated Investors, Inc., Class – B	110
16,428	Franklin Resources, Inc.	605
35,000	Morgan Stanley	1,113
5,466	SEI Investments Co.	286
142,416	State Street Corp.	9,451
10,641	T. Rowe Price Group, Inc.	761
11,173	TD Ameritrade Holdg Corp.	388
3,518	Waddell & Reed Financial, Inc., Class –A	101

		12,815

	Chemicals — 3.14%
8,763	Air Products & Chemicals, Inc.	1,140
106,399	Ecolab, Inc.	12,169
3,343	International Flavors & Fragrances, Inc.	400
81,848	Monsanto Co.	8,064

Shares	Security Description	Value (000)
	Chemicals (continued)
12,126	Praxair, Inc.	$1,242
6,104	The Sherwin-Williams Co.	1,585

		24,600

	Commercial Services & Supplies — 0.17%
4,138	Cintas Corp.	377
4,647	Copart, Inc. (a)	177
3,897	Rollins, Inc.	101
3,485	Stericycle, Inc. (a)	420
5,097	Waste Connections, Inc.	287

		1,362

	Communications Equipment — 1.33%
212,180	Cisco Systems, Inc.	5,762
3,116	F5 Networks, Inc. (a)	302
4,392	Harris Corp.	382
2,945	Palo Alto Networks, Inc. (a)	519
69,909	Qualcomm, Inc.	3,494

		10,459

	Construction & Engineering — 0.07%
6,139	Fluor Corp.	290
5,438	Jacobs Engineering Group, Inc. (a)	228

		518

	Containers & Packaging — 0.05%
2,669	AptarGroup, Inc.	194
4,191	Sonoco Products Co.	171

		365

	Distributors — 0.07%
6,382	Genuine Parts Co.	548

	Diversified Consumer Services — 0.00%
3,407	Apollo Group, Inc., Class – A (a)	26

	Diversified Financial Services — 0.54%
3,543	CBOE Holdings, Inc.	230
13,197	CME Group, Inc.	1,196
1,734	FactSet Research Systems, Inc.	282
825	Morningstar, Inc.	66
24,657	The McGraw-Hill Cos., Inc.	2,431

		4,205

	Electrical Equipment — 0.28%
10,131	AMETEK, Inc.	543
29,045	Emerson Electric Co.	1,389
2,428	Hubbell, Inc. (a)	245

		2,177

	Electronic Equipment, Instruments & Components — 0.17%
13,019	Amphenol Corp., Class – A	680
2,011	Dolby Laboratories, Inc., Class – A	68
5,877	FLIR Systems, Inc.	165
6,426	Ingram Micro, Inc.	195
4,084	National Instruments Corp.	117
2,116	Zebra Technologies Corp. (a)	147

		1,372

	Energy Equipment & Services — 2.22%
49,488	Core Laboratories NV	5,381
1,690	Dril-Quip, Inc. (a)	100

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Energy Equipment & Services (continued)
9,717	FMC Technologies, Inc. (a)	$282
3,970	Helmerich & Payne, Inc.	213
17,753	National Oilwell Varco, Inc.	594
4,098	Oceaneering International, Inc.	154
152,969	Schlumberger Ltd.	10,670

		17,394

	Food & Staples Retailing — 3.66%
30,971	Costco Wholesale Corp.	5,002
48,442	CVS Caremark Corp.	4,736
24,180	Sysco Corp.	991
47,383	The Kroger Co.	1,982
39,536	Walgreens Boots Alliance, Inc.	3,367
66,001	Wal-Mart Stores, Inc.	4,046
256,639	Whole Foods Market, Inc.	8,597

		28,721

	Food Products — 1.85%
7,229	Campbell Soup Co.	380
7,130	Flowers Foods, Inc.	153
6,183	Hershey Co.	552
5,506	Hormel Foods Corp.	435
5,365	McCormick & Co., Inc.	459
8,367	Mead Johnson Nutrition Co.	661
253,735	Mondelez International, Inc., Class – A	11,378
4,273	The J.M. Smucker Co.	527

		14,545

	Health Care Equipment & Supplies — 2.20%
100,446	Abbott Laboratories	4,512
22,428	Baxter International, Inc.	856
7,995	Becton, Dickinson & Co.	1,232
3,130	C.R. Bard, Inc.	593
5,872	Dentsply International, Inc.	357
8,724	Edwards Lifesciences Corp. (a)	689
3,970	IDEXX Laboratories, Inc. (a)	289
1,483	Intuitive Surgical, Inc. (a)	810
59,255	Medtronic PLC	4,558
5,794	ResMed, Inc.	311
11,726	St. Jude Medical, Inc.	724
13,924	Stryker Corp.	1,294
4,289	Varian Medical Systems, Inc. (a)	347
6,962	Zimmer Holdings, Inc.	714

		17,286

	Health Care Providers & Services — 1.87%
14,762	Aetna, Inc.	1,596
11,562	Anthem, Inc.	1,612
30,407	Express Scripts Holding Co. (a)	2,658
3,534	Henry Schein, Inc. (a)	559
4,126	Laboratory Corp. of America Holdings (a)	510
9,518	McKesson Corp.	1,877
4,110	MEDNAX, Inc. (a)	295
3,541	Patterson Cos., Inc.	160
5,979	Quest Diagnostics, Inc.	425
40,595	UnitedHealth Group, Inc.	4,776
3,641	VCA Antech, Inc. (a)	200

		14,668

Shares	Security Description	Value (000)
	Health Care Technology — 1.39%
180,222	Cerner Corp. (a)	$10,844
1,567	Veeva Systems, Inc. (a)	45

		10,889

	Hotels, Restaurants & Leisure — 3.14%
1,306	Chipotle Mexican Grill, Inc. (a)	627
26,417	Marriott International, Inc.	1,771
53,452	McDonald’s Corp.	6,315
1,049	Panera Bread Co., Class – A (a)	204
239,704	Starbucks Corp.	14,389
18,270	YUM! Brands, Inc.	1,335

		24,641

	Household Durables — 0.02%
5,021	Garmin Ltd.	187

	Household Products — 2.85%
5,598	Church & Dwight Co., Inc.	475
183,527	Colgate-Palmolive Co.	12,227
15,592	Kimberly-Clark Corp.	1,985
5,296	The Clorox Co.	672
88,559	The Procter & Gamble Co.	7,032

		22,391

	Industrial Conglomerates — 1.10%
27,069	3M Co.	4,077
2,657	Carlisle Cos., Inc.	236
25,156	Danaher Corp.	2,336
38,388	General Electric Co.	1,196
4,103	Roper Industries, Inc.	779

		8,624

	Insurance — 0.06%
4,955	Brown & Brown, Inc.	159
5,398	Torchmark Corp.	309

		468

	Internet & Catalog Retail — 4.37%
25,196	Amazon.com, Inc. (a)	17,030
22,570	JD.com, Inc., ADR (a)	728
25,874	Netflix, Inc. (a)	2,959
10,340	Priceline.com, Inc. (a)	13,183
4,586	TripAdvisor, Inc. (a)	391

		34,291

	Internet Software & Services — 6.82%
23,046	Alibaba Group Holding Ltd., ADR (a)	1,873
9,502	Alphabet, Inc., Class – A (a)	7,393
24,442	Alphabet, Inc., Class – C (a)	18,549
52,498	eBay, Inc. (a)	1,443
152,591	Facebook, Inc., Class – A (a)	15,970
20,421	LinkedIn Corp., Class – A (a)	4,596
4,825	Rackspace Hosting, Inc. (a)	122
115,818	Tencent Holdings Ltd., ADR	2,272
39,226	Yahoo!, Inc. (a)	1,305

		53,523

	IT Services — 8.43%
26,218	Accenture PLC, Class – A	2,740
6,637	Amdocs Ltd.	362
134,494	Automatic Data Processing, Inc.	11,395
4,965	Broadridge Financial Solutions, Inc.	267

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
25,196	Cognizant Technology Solutions Corp. (a)	$1,512
71,317	FleetCor Technologies, Inc. (a)	10,193
5,598	Global Payments, Inc.	361
39,169	International Business Machines Corp.	5,390
3,484	Jack Henry & Associates, Inc.	272
78,234	MasterCard, Inc., Class – A	7,617
13,474	Paychex, Inc.	713
52,488	PayPal Holdings, Inc. (a)	1,900
6,511	Teradata Corp. (a)	172
6,961	Total System Services, Inc.	347
288,644	Visa, Inc., Class – A	22,385
22,338	Western Union Co.	400

		66,026

	Leisure Products — 0.03%
2,678	Polaris Industries, Inc.	230

	Life Sciences Tools & Services — 0.64%
1,521	Bio-Techne Corp.	137
8,801	Illumina, Inc. (a)	1,689
1,224	Mettler-Toledo International, Inc. (a)	415
16,545	Thermo Electron Corp.	2,347
3,490	Waters Corp. (a)	470

		5,058

	Machinery — 0.33%
2,029	Crane Co.	97
5,897	Donaldson Co., Inc.	169
3,304	IDEX Corp.	253
13,399	Illinois Tool Works, Inc.	1,242
2,361	The Middleby Corp. (a)	255
3,970	Wabtec Corp.	282
7,619	Xylem, Inc.	278

		2,576

	Marine — 0.02%
2,369	Kirby Corp. (a)	125

	Media — 1.53%
1,822	John Wiley & Sons, Inc., Class – A	82
10,707	Omnicom Group, Inc.	810
4,366	Scripps Networks Interactive, Class – A	241
92,546	The Walt Disney Co.	9,724
18,147	Time Warner, Inc.	1,174

		12,031

	Multiline Retail — 0.15%
9,531	Dollar Tree, Inc. (a)	736
8,617	Kohl’s Corp.	410

		1,146

	Oil, Gas & Consumable Fuels — 1.84%
70,673	Chevron Corp.	6,358
9,093	Concho Resources, Inc. (a)	844
6,833	EOG Resources, Inc.	484
85,449	Exxon Mobil Corp.	6,660
2,934	World Fuel Services Corp.	113

		14,459

Shares	Security Description	Value (000)
	Personal Products — 0.12%
2,430	Nu Skin Enterprises, Inc., Class – A	$92
9,473	The Estee Lauder Cos., Inc., Class – A	834

		926

	Pharmaceuticals — 3.35%
10,780	Allergan PLC (a)	3,369
38,010	Bristol-Myers Squibb Co.	2,615
40,764	Eli Lilly & Co.	3,435
70,866	Johnson & Johnson	7,278
117,376	Merck & Co., Inc.	6,200
21,788	Novo Nordisk A/S, Class – B, ADR	1,265
10,307	Shire PLC, ADR	2,113

		26,275

	Professional Services — 0.96%
5,020	Equifax, Inc.	559
2,799	IHS, Inc. (a)	331
2,652	Towers Watson & Co., Class – A	341
82,246	Versik Analytics, Inc., Class – A (a)	6,323

		7,554

	Real Estate Investment Trusts — 1.23%
13,508	American Tower Corp.	1,310
27,593	Equinix, Inc.	8,344

		9,654

	Road & Rail — 0.34%
33,827	Kansas City Southern	2,526
1,846	Landstar System, Inc.	108

		2,634

	Semiconductors & Semiconductor Equipment — 2.47%
13,015	Analog Devices, Inc.	720
227,802	ARM Holdings PLC, ADR	10,306
206,194	Intel Corp.	7,104
9,757	Linear Technology Corp.	414
10,340	NXP Semiconductors NV (a)	871

		19,415

	Software — 6.47%
25,933	Adobe Systems, Inc. (a)	2,436
3,799	ANSYS, Inc. (a)	351
1,639	Atlassian Corp. PLC, Class – A (a)	49
6,788	Citrix Systems, Inc. (a)	514
11,720	Intuit, Inc.	1,131
197,309	Microsoft Corp.	10,946
136,051	Oracle Corp.	4,970
142,017	Red Hat, Inc. (a)	11,759
118,528	Salesforce.com, Inc. (a)	9,293
82,531	SAP AG, ADR	6,528
2,675	SolarWinds, Inc. (a)	158
19,160	Splunk, Inc. (a)	1,127
3,617	VMware, Inc., Class – A^(a)	205
16,185	Workday, Inc., Class – A (a)	1,290

		50,757

	Specialty Retail — 3.30%
2,650	Aaron’s, Inc.	59
2,543	Abercrombie & Fitch Co., Class – A	69
2,995	Advance Auto Parts, Inc.	451
1,359	AutoZone, Inc. (a)	1,008

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
7,681	Bed Bath & Beyond, Inc. (a)	$371
11,700	Best Buy Co., Inc.	356
3,949	Dick’s Sporting Goods, Inc.	140
4,483	GameStop Corp., Class – A ^	126
10,389	Gap, Inc.	257
130,647	Industria de Diseno Textil SA, ADR	2,254
146,030	Lowe’s Cos., Inc.	11,104
12,470	O’Reilly Automotive, Inc. (a)	3,160
17,570	Ross Stores, Inc.	945
26,839	Staples, Inc.	254
6,328	The Home Depot, Inc.	837
50,009	The TJX Cos., Inc.	3,546
4,646	Tiffany & Co.	354
2,654	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	491
4,400	Urban Outfitters, Inc. (a)	100

		25,882

	Technology Hardware, Storage & Peripherals — 1.80%
112,679	Apple, Inc.	11,861
84,857	EMC Corp.	2,179
2,591	Lexmark International, Inc., Class – A	84

		14,124

	Textiles, Apparel & Luxury Goods — 2.44%
11,356	Coach, Inc.	372
1,239	Deckers Outdoor Corp. (a)	58
1,827	Fossil Group, Inc. (a)	67
8,456	Michael Kors Holdings Ltd. (a)	339
238,282	NIKE, Inc., Class – B	14,892
2,446	Ralph Lauren Corp.	273
28,707	Under Armour, Inc., Class – A (a)	2,314
14,314	V.F. Corp.	891

		19,206

	Tobacco — 0.78%
65,166	Philip Morris International, Inc.	5,728
8,724	Reynolds American, Inc.	403

		6,131

	Trading Companies & Distributors — 0.15%
12,255	Fastenal Co.	501
1,981	MSC Industrial Direct Co., Inc., Class – A	111
4,434	NOW, Inc. (a)	70
2,412	W.W. Grainger, Inc.	489

		1,171

	Total Common Stocks	656,490

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 1.77%
$13,876	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 1/4/16	$13,876

	Total Time Deposit	13,876

	Mutual Funds — 14.33%
433,210	Federated Treasury Obligations Fund, Institutional Shares, 0.08% (b)	433
112,006,872	SSgA Treasury Money Market Fund, 0.00% (c)	112,007

	Total Mutual Funds	112,440

	Repurchase Agreement — 0.17%
$1,333	Jefferies LLC, 0.40%, 1/4/16 (Purchased on 12/31/15, proceeds at maturity $1,333,466 collateralized by U.S. Treasury Obligations, 0.11% – 3.16%, 2/15/16 – 8/15/45 fair value $1,360,075)^^	1,333

	Total Repurchase Agreement	1,333

	Total Investments (cost $582,940) — 99.95%	784,139
	Other assets in excess of liabilities — 0.05%	398

	Net Assets — 100.00%	$784,537

^	All or part of this security was on loan as of December 31, 2015. The total value of securities on loan as of December 31, 2015, was $1,737 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2015.

(a)	Represents non-income producing security.

(b)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2015.

(c)	The rate disclosed is the rate in effect on December 31, 2015.

ADR — American Depositary Receipt

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2015 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Growth Equity Portfolio	Jennison Associates, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Sustainable Growth Advisers, LP	HC Capital Solutions	Total
Common Stocks	14.83%	35.50%	—	33.35%	—	83.68%
Time Deposit	0.19%	—	—	1.58%	—	1.77%
Mutual Funds	0.04%	0.22%	4.69%	—	9.38%	14.33%
Repurchase Agreement	0.14%	0.03%	—	—	—	0.17%
Other Assets (Liabilities)	-0.18%	—	0.32%	-0.09%	—	0.05%

Total Net Assets	15.02%	35.75%	5.01%	34.84%	9.38%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2015.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
179	E-Mini NASDAQ 100 Future	$16,424	3/18/16	$(156)
260	E-Mini S&P 500 Future	26,460	3/18/16	(203)
45	E-Mini S&P Midcap 400 Future	6,271	3/18/16	(73)
118	Russell 2000 Mini Index Future	13,352	3/18/16	174

	Net Unrealized Appreciation/(Depreciation)			$(258)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 83.13%
	Aerospace & Defense — 1.72%
25,144	General Dynamics Corp.	$3,454
7,062	L-3 Communications Holdings, Inc.	844
11,893	Precision Castparts Corp.	2,759
25,760	Raytheon Co.	3,208
11,111	Rockwell Collins, Inc.	1,026
22,715	The Boeing Co.	3,284
75,445	United Technologies Corp.	7,248

		21,823

	Air Freight & Logistics — 0.12%
12,223	C.H. Robinson Worldwide, Inc.	758
16,210	Expeditors International of Washington, Inc.	731

		1,489

	Airlines — 0.02%
5,943	Spirit Airlines, Inc. (a)	237

	Automobiles — 0.17%
8,775	Tesla Motors, Inc.^(a)	2,106

	Banks — 0.20%
29,204	Citigroup, Inc.	1,512
4,421	Cullen/Frost Bankers, Inc.	265
11,293	First Republic Bank	746

		2,523

	Beverages — 2.58%
12,719	Brown-Forman Corp., Class – B	1,263
16,127	Dr. Pepper Snapple Group, Inc.	1,503
23,579	Monster Beverage Corp. (a)	3,512
124,748	PepsiCo, Inc.	12,465
326,796	The Coca-Cola Co.	14,039

		32,782

	Biotechnology — 3.75%
16,624	Alexion Pharmaceuticals, Inc. (a)	3,171
149,345	Amgen, Inc.	24,243
44,572	Baxalta, Inc.	1,740
8,240	Biogen Idec, Inc. (a)	2,524
4,134	BioMarin Pharmaceutical, Inc. (a)	433
31,290	Celgene Corp. (a)	3,747
19,794	Regeneron Pharmaceuticals, Inc. (a)	10,746
7,661	Vertex Pharmaceuticals, Inc. (a)	964

		47,568

	Capital Markets — 1.42%
7,621	Federated Investors, Inc., Class – B	218
32,642	Franklin Resources, Inc.	1,202
51,059	Morgan Stanley	1,625
10,866	SEI Investments Co.	569
180,823	State Street Corp.	12,000
21,141	T. Rowe Price Group, Inc.	1,511
22,189	TD Ameritrade Holdg Corp.	770
6,981	Waddell & Reed Financial, Inc., Class – A	200

		18,095

	Chemicals — 2.76%
17,432	Air Products & Chemicals, Inc.	2,268
143,067	Ecolab, Inc.	16,364
6,646	International Flavors & Fragrances, Inc.	795
105,776	Monsanto Co.	10,421

Shares	Security Description	Value (000)
	Chemicals (continued)
24,091	Praxair, Inc.	$2,467
10,785	The Sherwin-Williams Co.	2,800

		35,115

	Commercial Services & Supplies — 0.21%
8,231	Cintas Corp.	749
9,238	Copart, Inc. (a)	351
7,734	Rollins, Inc.	200
6,931	Stericycle, Inc. (a)	836
10,133	Waste Connections, Inc.	571

		2,707

	Communications Equipment — 1.61%
421,625	Cisco Systems, Inc.	11,449
6,185	F5 Networks, Inc. (a)	600
8,714	Harris Corp.	757
4,296	Palo Alto Networks, Inc. (a)	757
138,921	Qualcomm, Inc.	6,944

		20,507

	Construction & Engineering — 0.08%
12,205	Fluor Corp.	576
10,814	Jacobs Engineering Group, Inc. (a)	454

		1,030

	Containers & Packaging — 0.06%
5,320	AptarGroup, Inc.	387
8,331	Sonoco Products Co.	340

		727

	Distributors — 0.09%
12,706	Genuine Parts Co.	1,091

	Diversified Consumer Services — 0.00%
6,791	Apollo Group, Inc., Class – A (a)	52

	Diversified Financial Services — 0.60%
7,048	CBOE Holdings, Inc.	457
26,220	CME Group, Inc.	2,376
3,447	FactSet Research Systems, Inc.	560
1,646	Morningstar, Inc.	132
41,939	The McGraw-Hill Cos., Inc.	4,135

		7,660

	Electrical Equipment — 0.34%
20,133	AMETEK, Inc.	1,079
57,705	Emerson Electric Co.	2,760
4,827	Hubbell, Inc. (a)	488

		4,327

	Electronic Equipment, Instruments & Components — 0.21%
25,880	Amphenol Corp., Class – A	1,351
4,009	Dolby Laboratories, Inc., Class – A	135
11,687	FLIR Systems, Inc.	328
12,778	Ingram Micro, Inc.	388
8,111	National Instruments Corp.	233
4,203	Zebra Technologies Corp. (a)	293

		2,728

	Energy Equipment & Services — 1.82%
63,006	Core Laboratories NV	6,851
3,378	Dril-Quip, Inc. (a)	200
19,304	FMC Technologies, Inc. (a)	560

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Energy Equipment & Services (continued)
7,890	Helmerich & Payne, Inc.	$423
35,272	National Oilwell Varco, Inc.	1,181
8,148	Oceaneering International, Inc.	306
195,464	Schlumberger Ltd.	13,634

		23,155

	Food & Staples Retailing — 3.89%
54,793	Costco Wholesale Corp.	8,849
96,267	CVS Caremark Corp.	9,412
48,048	Sysco Corp.	1,970
69,122	The Kroger Co.	2,891
78,564	Walgreens Boots Alliance, Inc.	6,690
131,150	Wal-Mart Stores, Inc.	8,039
342,560	Whole Foods Market, Inc.	11,477

		49,328

	Food Products — 1.63%
14,361	Campbell Soup Co.	755
14,156	Flowers Foods, Inc.	304
12,283	Hershey Co.	1,097
10,933	Hormel Foods Corp.	865
10,659	McCormick & Co., Inc.	912
16,630	Mead Johnson Nutrition Co.	1,312
321,855	Mondelez International, Inc., Class – A	14,431
8,493	The J.M. Smucker Co.	1,048

		20,724

	Health Care Equipment & Supplies — 2.63%
178,990	Abbott Laboratories	8,039
44,572	Baxter International, Inc.	1,700
15,908	Becton, Dickinson & Co.	2,451
6,209	C.R. Bard, Inc.	1,176
11,657	Dentsply International, Inc.	709
17,324	Edwards Lifesciences Corp. (a)	1,368
7,896	IDEXX Laboratories, Inc. (a)	576
2,944	Intuitive Surgical, Inc. (a)	1,608
117,742	Medtronic PLC	9,057
11,519	ResMed, Inc.	618
23,305	St. Jude Medical, Inc.	1,440
27,672	Stryker Corp.	2,572
8,534	Varian Medical Systems, Inc. (a)	690
13,832	Zimmer Holdings, Inc.	1,419

		33,423

	Health Care Providers & Services — 2.29%
29,343	Aetna, Inc.	3,173
22,972	Anthem, Inc.	3,203
60,417	Express Scripts Holding Co. (a)	5,281
7,015	Henry Schein, Inc. (a)	1,110
8,210	Laboratory Corp. of America Holdings (a)	1,015
18,914	McKesson Corp.	3,730
8,170	MEDNAX, Inc. (a)	585
7,045	Patterson Cos., Inc.	319
11,875	Quest Diagnostics, Inc.	845
80,681	UnitedHealth Group, Inc.	9,491
7,239	VCA Antech, Inc. (a)	398

		29,150

Shares	Security Description	Value (000)
	Health Care Technology — 1.15%
242,142	Cerner Corp. (a)	$14,570
3,130	Veeva Systems, Inc. (a)	90

		14,660

	Hotels, Restaurants & Leisure — 3.16%
2,598	Chipotle Mexican Grill, Inc. (a)	1,247
38,534	Marriott International, Inc.	2,583
99,889	McDonald’s Corp.	11,801
2,084	Panera Bread Co., Class – A (a)	406
357,561	Starbucks Corp.	21,464
36,292	YUM! Brands, Inc.	2,651

		40,152

	Household Durables — 0.03%
9,980	Garmin Ltd.	371

	Household Products — 2.97%
11,124	Church & Dwight Co., Inc.	944
263,681	Colgate-Palmolive Co.	17,566
30,987	Kimberly-Clark Corp.	3,945
10,532	The Clorox Co.	1,336
175,968	The Procter & Gamble Co.	13,974

		37,765

	Industrial Conglomerates — 1.30%
53,782	3M Co.	8,102
5,266	Carlisle Cos., Inc.	467
49,992	Danaher Corp.	4,643
55,958	General Electric Co.	1,743
8,156	Roper Industries, Inc.	1,548

		16,503

	Insurance — 0.07%
9,848	Brown & Brown, Inc.	316
10,749	Torchmark Corp.	615

		931

	Internet & Catalog Retail — 3.63%
33,712	Amazon.com, Inc. (a)	22,785
32,902	JD.com, Inc., ADR (a)	1,062
37,750	Netflix, Inc. (a)	4,318
13,443	Priceline.com, Inc. (a)	17,139
9,124	TripAdvisor, Inc. (a)	778

		46,082

	Internet Software & Services — 6.25%
33,619	Alibaba Group Holding Ltd., ADR (a)	2,732
16,635	Alphabet, Inc., Class – A (a)	12,942
35,711	Alphabet, Inc., Class – C (a)	27,100
104,299	eBay, Inc. (a)	2,866
203,327	Facebook, Inc., Class – A (a)	21,280
27,464	LinkedIn Corp., Class – A (a)	6,182
9,596	Rackspace Hosting, Inc. (a)	243
168,948	Tencent Holdings Ltd., ADR	3,315
77,947	Yahoo!, Inc. (a)	2,593

		79,253

	IT Services — 8.23%
52,100	Accenture PLC, Class – A	5,444
13,179	Amdocs Ltd.	719
181,529	Automatic Data Processing, Inc.	15,379
9,867	Broadridge Financial Solutions, Inc.	530

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
50,058	Cognizant Technology Solutions Corp. (a)	$3,004
92,945	FleetCor Technologies, Inc. (a)	13,285
11,132	Global Payments, Inc.	718
77,830	International Business Machines Corp.	10,711
6,928	Jack Henry & Associates, Inc.	541
136,128	MasterCard, Inc., Class – A	13,253
26,785	Paychex, Inc.	1,417
104,299	PayPal Holdings, Inc. (a)	3,776
12,962	Teradata Corp. (a)	342
13,830	Total System Services, Inc.	689
435,471	Visa, Inc., Class – A	33,773
44,400	Western Union Co.	795

		104,376

	Leisure Products — 0.04%
5,337	Polaris Industries, Inc.	459

	Life Sciences Tools & Services — 0.72%
3,045	Bio-Techne Corp.	274
12,716	Illumina, Inc. (a)	2,441
2,435	Mettler-Toledo International, Inc. (a)	826
32,873	Thermo Electron Corp.	4,662
6,939	Waters Corp. (a)	934

		9,137

	Machinery — 0.40%
4,041	Crane Co.	193
11,739	Donaldson Co., Inc.	336
6,582	IDEX Corp.	504
26,616	Illinois Tool Works, Inc.	2,468
4,695	The Middleby Corp. (a)	506
7,890	Wabtec Corp.	562
15,132	Xylem, Inc.	552

		5,121

	Marine — 0.02%
4,710	Kirby Corp. (a)	248

	Media — 1.32%
3,614	John Wiley & Sons, Inc., Class – A	163
21,277	Omnicom Group, Inc.	1,610
8,667	Scripps Networks Interactive, Class – A	479
121,939	The Walt Disney Co.	12,812
26,472	Time Warner, Inc.	1,712

		16,776

	Multiline Retail — 0.18%
18,938	Dollar Tree, Inc. (a)	1,462
17,112	Kohl’s Corp.	815

		2,277

	Oil, Gas & Consumable Fuels — 2.21%
140,443	Chevron Corp.	12,634
13,265	Concho Resources, Inc. (a)	1,232
9,967	EOG Resources, Inc.	706
169,806	Exxon Mobil Corp.	13,236
5,834	World Fuel Services Corp.	224

		28,032

Shares	Security Description	Value (000)
	Personal Products — 0.14%
4,833	Nu Skin Enterprises, Inc., Class – A	$183
18,822	The Estee Lauder Cos., Inc., Class – A	1,658

		1,841

	Pharmaceuticals — 3.78%
18,099	Allergan PLC (a)	5,656
55,442	Bristol-Myers Squibb Co.	3,814
81,006	Eli Lilly & Co.	6,826
140,822	Johnson & Johnson	14,465
233,250	Merck & Co., Inc.	12,320
31,785	Novo Nordisk A/S, Class – B, ADR	1,846
15,035	Shire PLC, ADR	3,082

		48,009

	Professional Services — 0.85%
9,980	Equifax, Inc.	1,111
5,566	IHS, Inc. (a)	659
5,279	Towers Watson & Co., Class – A	678
109,349	Versik Analytics, Inc., Class – A (a)	8,408

		10,856

	Real Estate Investment Trusts — 1.00%
19,389	American Tower Corp.	1,880
35,736	Equinix, Inc.	10,806

		12,686

	Road & Rail — 0.27%
42,961	Kansas City Southern	3,207
3,676	Landstar System, Inc.	216

		3,423

	Semiconductors & Semiconductor Equipment — 2.42%
25,874	Analog Devices, Inc.	1,431
290,224	ARM Holdings PLC, ADR	13,129
409,714	Intel Corp.	14,115
19,407	Linear Technology Corp.	824
15,081	NXP Semiconductors NV (a)	1,271

		30,770

	Software — 6.19%
38,403	Adobe Systems, Inc. (a)	3,608
7,562	ANSYS, Inc. (a)	699
2,389	Atlassian Corp. PLC, Class – A (a)	72
13,489	Citrix Systems, Inc. (a)	1,020
23,303	Intuit, Inc.	2,249
376,290	Microsoft Corp.	20,876
270,340	Oracle Corp.	9,876
184,055	Red Hat, Inc. (a)	15,241
157,241	Salesforce.com, Inc. (a)	12,328
104,735	SAP AG, ADR	8,285
5,331	SolarWinds, Inc. (a)	314
27,951	Splunk, Inc. (a)	1,644
7,178	VMware, Inc., Class – A^(a)	406
23,604	Workday, Inc., Class – A (a)	1,881

		78,499

	Specialty Retail — 3.14%
5,270	Aaron’s, Inc.	118
5,067	Abercrombie & Fitch Co., Class – A	137
5,949	Advance Auto Parts, Inc.	895
2,695	AutoZone, Inc. (a)	1,999

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
15,267	Bed Bath & Beyond, Inc. (a)	$737
23,245	Best Buy Co., Inc.	708
7,858	Dick’s Sporting Goods, Inc.	278
8,904	GameStop Corp., Class – A^	250
20,655	Gap, Inc.	510
190,571	Industria de Diseno Textil SA, ADR	3,287
185,030	Lowe’s Cos., Inc.	14,069
20,500	O’Reilly Automotive, Inc. (a)	5,195
34,917	Ross Stores, Inc.	1,879
53,335	Staples, Inc.	505
9,225	The Home Depot, Inc.	1,220
88,270	The TJX Cos., Inc.	6,259
9,237	Tiffany & Co.	705
5,258	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	973
8,748	Urban Outfitters, Inc. (a)	199

		39,923

	Technology Hardware, Storage & Peripherals — 1.98%
196,167	Apple, Inc.	20,649
168,619	EMC Corp.	4,330
5,154	Lexmark International, Inc., Class – A	167

		25,146

	Textiles, Apparel & Luxury Goods — 2.34%
22,582	Coach, Inc.	739
2,462	Deckers Outdoor Corp. (a)	116
3,624	Fossil Group, Inc. (a)	132
16,806	Michael Kors Holdings Ltd. (a)	673
353,174	NIKE, Inc., Class – B	22,073
4,862	Ralph Lauren Corp.	542
45,683	Under Armour, Inc., Class – A (a)	3,683
28,460	V.F. Corp.	1,772

		29,730

	Tobacco — 0.96%
129,501	Philip Morris International, Inc.	11,384
17,324	Reynolds American, Inc.	800

		12,184

	Trading Companies & Distributors — 0.18%
24,356	Fastenal Co.	994
3,940	MSC Industrial Direct Co., Inc., Class – A	222
8,822	NOW, Inc. (a)	140
4,780	W.W. Grainger, Inc.^	968

		2,324

	Total Common Stocks	1,055,881

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 1.35%
$17,197	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 1/4/16	$17,197

	Total Time Deposit	17,197

	Mutual Funds — 15.23%
540,153	Federated Treasury Obligations Fund, Institutional Shares, 0.08% (b)	540
192,912,392	SSgA Treasury Money Market Fund, 0.00% (c)	192,912

	Total Mutual Funds	193,452

	Repurchase Agreement — 0.13%
$1,663	Jefferies LLC, 0.40%, 1/4/16 (Purchased on 12/31/15, proceeds at maturity $1,662,646 collateralized by U.S. Treasury Obligations, 0.11% – 3.16%, 2/15/16 – 8/15/45 fair value $1,695,823)^^	1,663

	Total Repurchase Agreement	1,663

	Total Investments (cost $1,017,855) — 99.84%	1,268,193
	Other assets in excess of liabilities — 0.16%	1,996

	Net Assets — 100.00%	$1,270,189

^	All or part of this security was on loan as of December 31, 2015. The total value of securities on loan as of December 31, 2015, was $2,151 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2015.

(a)	Represents non-income producing security.

(b)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2015.

(c)	The rate disclosed is the rate in effect on December 31, 2015.

ADR — American Depositary Receipt

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2015 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Growth Equity Portfolio	Jennison Associates, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Sustainable Growth Advisers, LP	HC Capital Solutions	Total
Common Stocks	13.34%	43.58%	—	26.21%	—	83.13%
Time Deposit	0.18%	—	—	1.17%	—	1.35%
Mutual Funds	0.02%	0.26%	3.44%	—	11.51%	15.23%
Repurchase Agreement	0.05%	0.08%	—	—	—	0.13%
Other Assets (Liabilities)	-0.07%	-0.06%	0.36%	-0.07%	—	0.16%

Total Net Assets	13.52%	43.86%	3.80%	27.31%	11.51%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2015.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
355	E-Mini NASDAQ 100 Future	$32,573	3/18/16	$(255)
496	E-Mini S&P 500 Future	50,478	3/18/16	(135)
67	E-Mini S&P Midcap 400 Future	9,336	3/18/16	51
189	Russell 2000 Mini Index Future	21,385	3/18/16	279

	Net Unrealized Appreciation/(Depreciation)			$(60)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 85.75%
	Aerospace & Defense — 0.92%
5	Aerojet Rocketdyne Holdings, Inc. (a)	$—
3	Astronics Corp. (a)	—
2,600	Cubic Corp.	123
7,040	Curtiss-Wright Corp.	482
96	Ducommun, Inc. (a)	2
18,000	Erickson Air-Crane, Inc. (a)	37
3,179	Esterline Technologies Corp. (a)	257
3	HEICO Corp.	—
7	HEICO Corp., Class – A	—
19	National Presto Industries, Inc.	2
1	Sparton Corp. (a)	—
11	TASER International, Inc. (a)	—
1	Teledyne Technologies, Inc. (a)	—
41	Triumph Group, Inc.	2
1	Vectrus, Inc. (a)	—

		905

	Air Freight & Logistics — 0.31%
49	Atlas Air Worldwide Holdings, Inc. (a)	2
4	Echo Global Logistics, Inc. (a)	—
4	Forward Air Corp.	—
7	Hub Group, Inc., Class – A (a)	—
1	Park-Ohio Holdings Corp.	—
3	Radiant Logistics, Inc. (a)	—
26,932	UTI Worldwide, Inc. (a)	189
4,167	XPO Logistics, Inc. (a)	114

		305

	Airlines — 2.62%
2	Allegiant Travel Co.	—
4,941	American Airlines Group, Inc.	209
40	Copa Holdings SA, Class – A	2
2,284	Hawaiian Holdings, Inc. (a)	81
19,196	JetBlue Airways Corp. (a)	435
23,813	United Continental Holdings, Inc. (a)	1,365
3	Virgin America, Inc. (a)	—
29,912	Volaris Aviation Holding Co., ADR (a)	513

		2,605

	Auto Components — 1.45%
10	American Axle & Manufacturing Holdings, Inc. (a)	—
48	Cooper Tire & Rubber Co.	2
12,558	Dana Holding Corp.	173
4	Dorman Products, Inc. (a)	—
4	Drew Industries, Inc.	—
13,534	Fox Factory Holding Corp. (a)	224
5,255	Gentherm, Inc. (a)	249
97	Metaldyne Performance Group, Inc.	2
7,786	Modine Manufacturing Co. (a)	70
2	Motorcar Parts of America, Inc. (a)	—
31,800	Spartan Motors, Inc.	99
12,630	Stoneridge, Inc. (a)	187
5,900	Superior Industries, Inc.	109
7,049	Tenneco, Inc. (a)	324
68	Tower International, Inc.	2

		1,441

Shares	Security Description	Value (000)
	Automobiles — 0.00%
3	Winnebago Industries, Inc.	$—

	Banks — 5.73%
62	1st Source, Inc.	2
80	American National Bankshares, Inc.	2
8,775	Associated Banc-Corp.	165
143	Banc of California, Inc.	2
62	Banco Latinoamericano de Comercio Exterior SA, Class – E	2
6,593	Bank of the Ozarks, Inc.	326
14,100	BankUnited, Inc.	508
11,620	Banner Corp.	533
10,031	BBCN Bancorp, Inc.	173
1	BNC Bancorp	—
106	CNB Financial Corp.	2
21,657	Columbia Banking System, Inc.	703
57	Community Trust Bancorp, Inc.	2
4,965	Cullen/Frost Bankers, Inc.	298
3	Eagle BanCorp, Inc. (a)	—
89	Fidelity Southern Corp.	2
72	Financial Institutions, Inc.	2
588	First Bancorp (a)	2
107	First Bancorp	2
79	First Business Financial Services, Inc.	2
8	First Citizens BancShares, Inc., Class – A	2
108	First Community Bancshares, Inc.	2
9	First Financial Bankshares, Inc.	—
55	First Financial Corp.	2
67	First Interstate BancSystem, Inc.	2
8,225	First Midwest BanCorp, Inc.	152
183	First Niagara Financial Group, Inc.	2
105	FirstMerit Corp.	2
66	Great Western Bancorp, Inc.	2
65	Hancock Holding Co.	2
50	Heartland Financial USA, Inc.	2
4	Hilltop Holdings, Inc. (a)	—
3,783	Home Bancshares, Inc.	153
77	Horizon Bancorp	2
131	Independent Bank Corp.	2
73	International Bancshares Corp.	2
23,610	Investors Bancorp, Inc.	294
171	Lakeland Bancorp, Inc.	2
90	MainSource Financial Group, Inc.	2
1,300	MB Financial, Inc.	42
56	National Bankshares, Inc.	2
13,549	National Penn Bancshares, Inc.	167
70	NBT Bancorp, Inc.	2
19,246	PacWest Bancorp	829
105	Peoples Bancorp, Inc.	2
7,664	Popular, Inc.	218
114	Sierra Bancorp	2
4,610	SVB Financial Group (a)	548
4,842	Synovus Financial Corp.	157
7,709	TCF Financial Corp.	109
119	Triumph Bancorp, Inc. (a)	2
79	Trustmark Corp.	2

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
Common Stocks (continued)
Banks (continued)
96	Univest Corp. of Pennsylvania	$2
6,177	Webster Financial Corp.	230
6	Western Alliance Bancorp (a)	—

5,669

Beverages — 0.00%
9	Castle Brands, Inc. (a)	—
1	Coca-Cola Bottling Co. Consolidated	—
1	MGP Ingredients, Inc.	—
1	National Beverage Corp. (a)	—
2	The Boston Beer Co., Inc., Class – A (a)	1

1

Biotechnology — 2.00%
1	Abeona Therapeutics, Inc. (a)	—
662	Acadia Pharmaceuticals, Inc. (a)	24
3	Acceleron Pharma, Inc. (a)	—
16	Achillion Pharmaceuticals, Inc. (a)	—
71	Acorda Therapeutics, Inc. (a)	3
1	Aduro Biotech, Inc. (a)	—
4	Advaxis, Inc. (a)	—
3	Aegerion Pharmaceuticals, Inc. (a)	—
2	Affimed Therapeutics BV (a)	—
8	Agenus, Inc. (a)	—
3	Alder Biopharmaceuticals, Inc. (a)	—
6	AMAG Pharmaceuticals, Inc. (a)	—
20	Amicus Therapeutics, Inc. (a)	—
1,442	Anacor Pharmaceuticals, Inc. (a)	164
5	Anthera Pharmaceuticals, Inc. (a)	—
1	Applied Genetic Technologies Corp. (a)	—
2	Ardelyx, Inc. (a)	—
32	Arena Pharmaceuticals, Inc. (a)	—
37	ARIAD Pharmaceuticals, Inc. (a)	—
15	Array BioPharma, Inc. (a)	—
5	Arrowhead Research Corp. (a)	—
1	Asterias Biotherapeutics, Inc. (a)	—
2,354	Atara Biotherapeutics, Inc. (a)	62
1	aTyr Pharma, Inc. (a)	—
3	Avalanche Biotechnologies, Inc. (a)	—
1	Bellicum Pharmaceuticals, Inc. (a)	—
8	BioCryst Pharmaceuticals, Inc. (a)	—
883	BioMarin Pharmaceutical, Inc. (a)	94
1	BioSpecifics Technologies Corp. (a)	—
7	BioTime, Inc. (a)	—
1	Blueprint Medicines Corp. (a)	—
2	Cara Therapeutics, Inc. (a)	—
9	Catalyst Pharmaceuticals, Inc. (a)	—
17	Celldex Therapeutics, Inc. (a)	—
1	Cellular Biomedicine Group, Inc. (a)	—
4,840	Cepheid, Inc. (a)	178
4	ChemoCentryx, Inc. (a)	—
7	Chimerix, Inc. (a)	—
1	Cidara Therapeutics, Inc. (a)	—
4	Clovis Oncology, Inc. (a)	—
3	Coherus Biosciences, Inc. (a)	—
2	Concert Pharmaceuticals, Inc. (a)	—

Shares	Security Description	Value (000)
Biotechnology (continued)
4	CorMedix, Inc. (a)	$—
22	CTI BioPharma Corp. (a)	—
14	Curis, Inc. (a)	—
2	Cytokinetics, Inc. (a)	—
7	CytRx Corp. (a)	—
2	Dicerna Pharmaceuticals, Inc. (a)	—
2,815	Dyax Corp. (a)	107
6	Dynavax Technologies Corp. (a)	—
1	Eagle Pharmaceuticals, Inc. (a)	—
68	Emergent BioSolutions, Inc. (a)	3
2	Enanta Pharmaceuticals, Inc. (a)	—
4	Epizyme, Inc. (a)	—
2	Esperion Therapeutics, Inc. (a)	—
17	Exact Sciences Corp. (a)	—
28	Exelixis, Inc. (a)	—
3	Fibrocell Science, Inc. (a)	—
11	Fibrogen, Inc. (a)	—
3	Five Prime Therapeutics, Inc. (a)	—
2	Flexion Therapeutics, Inc. (a)	—
2	Foundation Medicine, Inc. (a)	—
21	Galena Biopharma, Inc. (a)	—
2	Genocea Biosciences, Inc. (a)	—
7	Genomic Health, Inc. (a)	—
19	Geron Corp. (a)	—
19	Halozyme Therapeutics, Inc. (a)	—
3	Heron Therapeutics, Inc. (a)	—
10	Idera Pharmaceuticals, Inc. (a)	—
1	Ignyta, Inc. (a)	—
1	Immune Design Corp. (a)	—
18	ImmunoGen, Inc. (a)	—
12	Immunomedics, Inc. (a)	—
6	Infinity Pharmaceuticals, Inc. (a)	—
8	Inovio Pharmaceuticals, Inc. (a)	—
12	Insmed, Inc. (a)	—
3	Insys Therapeutics, Inc. (a)	—
2,600	Intrexon Corp.^	78
1	Invitae Corp. (a)	—
29	Ironwood Pharmaceuticals, Inc. (a)	—
3	Karyopharm Therapeutics, Inc. (a)	—
14	Keryx Biopharmaceuticals, Inc. (a)	—
22,400	Kindred Biosciences, Inc. (a)	76
1,411	Kite Pharma, Inc. (a)	87
2	La Jolla Pharmaceutical Co. (a)	—
3	Lexicon Pharmaceuticals, Inc. (a)	—
3	Ligand Pharmaceuticals, Inc., Class – B (a)	—
6	Lion Biotechnologies, Inc. (a)	—
4	MacroGenics, Inc. (a)	—
57	MannKind Corp. (a)	—
2	Medgenics, Inc. (a)	—
1,058	Medivation, Inc. (a)	51
14	Merrimack Pharmaceuticals, Inc. (a)	—
23	MiMedx Group, Inc. (a)	—
1	Mirati Therapeutics, Inc. (a)	—
13	Momenta Pharmaceuticals, Inc. (a)	—
5,089	Myriad Genetics, Inc. (a)	221

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
Common Stocks (continued)
Biotechnology (continued)
19	Navidea Biopharmaceuticals, Inc. (a)	$—
2,765	Neurocrine Biosciences, Inc. (a)	157
3	NewLink Genetics Corp. (a)	—
6	Northwest Biotherapeutics, Inc. (a)	—
45	Novavax, Inc. (a)	—
4	Ocata Therapeutics, Inc. (a)	—
2	OncoMed Pharmaceuticals, Inc. (a)	—
15	Oncothyreon, Inc. (a)	—
1,360	Ophthotech Corp. (a)	108
14	Orexigen Therapeutics, Inc. (a)	—
11	Organovo Holdings, Inc. (a)	—
2	Osiris Therapeutics, Inc.	—
2	Otonomy, Inc. (a)	—
3	OvaScience, Inc. (a)	—
635	PDL BioPharma, Inc.	2
26	Peregrine Pharmaceuticals, Inc. (a)	—
2	Pfenex, Inc. (a)	—
2,988	Portola Pharmaceuticals, Inc. (a)	155
9	Progenics Pharmaceuticals, Inc. (a)	—
1	Proteon Therapeutics, Inc. (a)	—
6	Prothena Corp. PLC (a)	—
6	PTC Therapeutics, Inc. (a)	—
6	Radius Health, Inc. (a)	—
11	Raptor Pharmaceuticals Corp. (a)	—
4	Regulus Therapeutics, Inc. (a)	—
7	Repligen Corp. (a)	—
5	Retrophin, Inc. (a)	—
9	Rigel Pharmaceuticals, Inc. (a)	—
2	Sage Therapeutics, Inc. (a)	—
5,994	Sangamo BioSciences, Inc. (a)	55
9	Sarepta Therapeutics, Inc. (a)	—
3,975	Seattle Genetics, Inc. (a)	179
2	Seres Therapeutics, Inc. (a)	—
4	Sorrento Therapeutics, Inc. (a)	—
1	Spark Therapeutics, Inc. (a)	—
2	Spectrum Pharmaceuticals, Inc. (a)	—
13	Synergy Pharmaceuticals, Inc. (a)	—
12	Synta Pharmaceuticals Corp. (a)	—
1	T2 Biosystems, Inc. (a)	—
5	Tesaro, Inc. (a)	—
5	TG Therapeutics, Inc. (a)	—
9	Threshold Pharmaceuticals, Inc. (a)	—
1	Tokai Pharmaceuticals, Inc. (a)	—
3	Trevena, Inc. (a)	—
3	Trovagene, Inc. (a)	—
1,321	Ultragenyx Pharmaceutical, Inc. (a)	149
4	Vanda Pharmaceuticals, Inc. (a)	—
1	Verastem, Inc. (a)	—
56,700	Vical, Inc. (a)	23
2	Vitae Pharmaceuticals, Inc. (a)	—
2	Vital Therapies, Inc. (a)	—
1	XBiotech, Inc. (a)	—
4	Xencor, Inc. (a)	—
10	XOMA Corp. (a)	—

Shares	Security Description	Value (000)
	Biotechnology (continued)
2	Zafgen, Inc. (a)	$—
25	ZIOPHARM Oncology, Inc. (a)	—

		1,976

	Building Products — 1.59%
10	AAON, Inc.	—
8	Advanced Drainage Systems, Inc.	—
2	American Woodmark Corp. (a)	—
6	Apogee Enterprises, Inc.	—
3,070	Armstrong World Industries, Inc. (a)	140
6	Builders FirstSource, Inc. (a)	—
6,118	CaesarStone Sdot Yam Ltd. (a)	265
4	Continental Building Products, Inc. (a)	—
1,400	CSW Industrials, Inc. (a)	53
7,091	Gibraltar Industries, Inc. (a)	181
1	Griffon Corp.	—
9	Insteel Industries, Inc.	—
1,789	Lennox International, Inc.	224
2,707	Masonite International Corp. (a)	166
4	NCI Building Systems, Inc. (a)	—
1	Nortek, Inc. (a)	—
2	Patrick Industries, Inc. (a)	—
14	PGT, Inc. (a)	—
3	Ply Gem Holdings, Inc. (a)	—
1,500	Simpson Manufacturing Co., Inc.	51
3,545	Trex Co., Inc. (a)	135
5,076	Universal Forest Products, Inc.	348

		1,563

	Capital Markets — 1.70%
2,376	Artisan Partners Asset Management, Inc.	86
1	Associated Capital Group, Inc., A (a)	—
31	BGC Partners, Inc., Class – A	—
222	Calamos Asset Management, Inc., Class – A	2
4,000	Capital Southwest Corp.	56
3	Cohen & Steers, Inc.	—
52,601	Cowen Group, Inc. (a)	201
5,620	E*Trade Financial Corp. (a)	167
7	Evercore Partners, Inc., Class – A	—
1	Fifth Street Asset Management, Inc.	—
10	Financial Engines, Inc.	—
1	GAMCO Investors, Inc., Class – A	—
2,294	Greenhill & Co., Inc.	66
8	HFF, Inc., Class – A	—
87	Houlihan Lokey, Inc.	2
8,135	Interactive Brokers Group, Inc., Class – A	356
1	International Fcstone, Inc. (a)	—
1	Investment Technology Group, Inc.	—
2	Janus Capital Group, Inc.	—
1	KCG Holdings, Inc. (a)	—
4	Ladenburg Thalmann Financial Services, Inc. (a)	—
2,719	LPL Financial Holdings, Inc.^	116
1	Medley Management, Inc., Class – A	—
2	Moelis & Co., Class – A	—
3	Om Asset Management PLC	—
124	Oppenheimer Holdings, Inc., Class – A	2
2	Pzena Investment Management, Inc.	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
3,911	Raymond James Financial, Inc.	$227
8,224	Stifel Financial Corp. (a)	348
3	Virtu Financial, Inc., Class – A	—
3	Westwood Holdings Group, Inc.	—
3,288	WisdomTree Investments, Inc.	52

		1,681

	Chemicals — 2.25%
61	A. Schulman, Inc.	2
2,731	Albemarle Corp.	153
103	Axiall Corp.	2
1,120	Balchem Corp.	68
3,591	Cabot Corp.	147
4	Calgon Carbon Corp.	—
1	Chase Corp.	—
14	Chemtura Corp. (a)	—
1	Core Molding Technologies, Inc. (a)	—
10	Ferro Corp. (a)	—
5,078	FMC Corp.	199
131	FutureFuel Corp.	2
7	H.B. Fuller Co.	—
158	Huntsman Corp.	2
56	Innophos Holdings, Inc.	2
1	KMG Chemicals, Inc.	—
79	Koppers Holdings, Inc. (a)	1
13,172	Kraton Performance Polymers, Inc. (a)	219
297	Kronos Worldwide, Inc.	2
1	LSB Industries, Inc. (a)	—
4,353	Methanex Corp.	144
6	Minerals Technologies, Inc.	—
1,211	NewMarket Corp.	460
12	Olin Corp.	—
4	Omnova Solutions, Inc. (a)	—
7,176	PolyOne Corp.	228
2	Quaker Chemical Corp.	—
28,403	Rentech, Inc. (a)	100
6	Senomyx, Inc. (a)	—
6,535	Sensient Technologies Corp.	411
35	Stepan Co.	2
3	Trecora Resources (a)	—
1	Tredegar Industries, Inc.	—
2	Trinseo SA (a)	—
18,659	Tronox Ltd., Class – A	73
1	Valhi, Inc.	—

		2,217

	Commercial Services & Supplies — 1.30%
2,710	ABM Industries, Inc.	77
210	ACCO Brands Corp. (a)	1
19,158	ARC Document Solutions, Inc. (a)	85
4,325	Brady Corp.	99
2	Casella Waste Systems, Inc. (a)	—
31	Deluxe Corp.	2
84	Ennis, Inc.	2
5,449	Essendant, Inc.	178
2	G & K Services, Inc., Class – A	—

Shares	Security Description	Value (000)
	Commercial Services & Supplies (continued)
13	Healthcare Services Group, Inc.	$—
10	Herman Miller, Inc.	—
8	HNI Corp.	—
2	InnerWorkings, Inc. (a)	—
9	Interface, Inc.	—
4,704	KAR Auction Services, Inc.	174
2	Kimball International, Inc., Class – B	—
6	Knoll, Inc.	—
1,525	Matthews International Corp., Class – A	82
57	McGrath RentCorp	1
1	Mobile Mini, Inc.	—
4	MSA Safety, Inc.	—
5,212	Multi-Color Corp.	313
175	Quad Graphics, Inc.	2
95	R.R. Donnelley & Sons Co.	1
2	SP Plus Corp. (a)	—
97	Steelcase, Inc., Class – A	1
1,803	Team, Inc. (a)	58
5,405	Tetra Tech, Inc.	141
2,410	The Brink’s Co.	70
14	UniFirst Corp.	1
3	US Ecology, Inc.	—
68	West Corp.	1

		1,289

	Communications Equipment — 0.70%
3	Aerohive Networks, Inc. (a)	—
2	Alliance Fiber Optic Products, Inc. (a)	—
2	Applied Optoelectronics, Inc. (a)	—
83	BEL Fuse, Inc., Class – B	1
149	Black Box Corp.	1
167	Brocade Communications Systems, Inc.	2
5	CalAmp Corp. (a)	—
21	Ciena Corp. (a)	—
7	Clearfield, Inc. (a)	—
75	Comtech Telecommunications Corp.	2
35	EchoStar Corp., Class – A (a)	1
3	Extreme Networks, Inc. (a)	—
2	Harmonic, Inc. (a)	—
15,853	Infinera Corp. (a)	288
6	InterDigital, Inc.	—
17	Ixia (a)	—
2	KVH Industries, Inc. (a)	—
9	NetScout Systems, Inc. (a)	—
4	Novatel Wireless, Inc. (a)	—
24,800	PC-Telephone, Inc.	113
7	Plantronics, Inc.	—
10	Ruckus Wireless, Inc. (a)	—
32,037	ShoreTel, Inc. (a)	285
4	Ubiquiti Networks, Inc. (a)	—
7	ViaSat, Inc. (a)	—

		693

	Construction & Engineering — 0.48%
2	Argan, Inc.	—
5	Comfort Systems USA, Inc.	—
5	Dycom Industries, Inc. (a)	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Construction & Engineering (continued)
13,305	Furmanite Corp. (a)	$89
1	Great Lakes Dredge & Dock Co. (a)	—
2	HC2 Holdings, Inc. (a)	—
14,582	MasTec, Inc. (a)	253
78	MYR Group, Inc. (a)	2
1	NV5 Holdings, Inc. (a)	—
3,347	Primoris Services Corp.	74
3,403	Tutor Perini Corp. (a)	57

		475

	Construction Materials — 0.55%
4,623	Eagle Materials, Inc.	280
6,638	Headwaters, Inc. (a)	112
1,079	Martin Marietta Materials, Inc.	147
8	Summit Materials, Inc., Class – A (a)	—
2	U.S. Concrete, Inc. (a)	—

		539

	Consumer Finance — 0.16%
1	Encore Capital Group, Inc. (a)	—
3	Enova International, Inc. (a)	—
6	First Cash Financial Services, Inc. (a)	—
9,288	Green Dot Corp., Class – A (a)	153
63	Nelnet, Inc., Class – A	2
8	PRA Group, Inc. (a)	—
121	Santander Consumer USA Holdings, Inc. (a)	2
1	World Acceptance Corp. (a)	—

		157

	Containers & Packaging — 1.11%
1	AEP Industries, Inc. (a)	—
6,711	AptarGroup, Inc.	488
16,702	Berry Plastics Group, Inc. (a)	604
52	Greif, Inc., Class – A	2
3	Myers Industries, Inc.	—

		1,094

	Distributors — 0.00%
2	Core-Mark Holding Co., Inc.	—
1	Fenix Parts, Inc. (a)	—
8	Pool Corp.	1

		1

	Diversified Consumer Services — 0.28%
5,833	2U, Inc. (a)	164
105	American Public Education, Inc. (a)	2
6	Bright Horizons Family Solutions, Inc. (a)	—
45	Capella Education Co.	2
27,983	Career Education Corp. (a)	103
4	Chegg, Inc. (a)	—
1	Collectors Universe, Inc.	—
93	DeVry Education Group, Inc.	2
4	Graham Holdings Co.	2
9	Grand Canyon Education, Inc. (a)	—
1	Houghton Mifflin Harcourt Co. (a)	—
1	Liberty Tax, Inc.	—
13	LifeLock, Inc. (a)	—
11	Sotheby’s	—

Shares	Security Description	Value (000)
	Diversified Consumer Services (continued)
39	Strayer Education, Inc. (a)	$2
3	Weight Watchers International, Inc. (a)	—

		277

	Diversified Financial Services — 0.13%
267	Gain Capital Holdings, Inc.	2
7,009	Leucadia National Corp.	121
6	MarketAxess Holdings, Inc.	1
99	Marlin Business Services Corp.	2
2	On Deck Capital, Inc. (a)	—

		126

	Diversified Telecommunication Services — 0.78%
4	8x8, Inc. (a)	—
13,670	Cogent Communications Group, Inc.	475
4	Consolidated Communications Holdings, Inc.	—
3	FairPoint Communications, Inc. (a)	—
5	General Communication, Inc., Class – A (a)	—
46	Hawaiian Telcom Holdco, Inc. (a)	1
119	IDT Corp.	1
7	inContact, Inc. (a)	—
2	Inteliquent, Inc.	—
1	Intelsat SA (a)	—
136	Iridium Communications, Inc. (a)	1
3	Lumos Networks Corp. (a)	—
41,000	ORBCOMM, Inc. (a)	297
1	pdvWireless, Inc. (a)	—
1	Straight Path Communications, Inc., Class – B (a)	—
3	Vonage Holdings Corp. (a)	—
11	Windstream Holdings, Inc.	—

		775

	Electric Utilities — 0.41%
10,214	El Paso Electric Co.	392
84	PNM Resources, Inc.	3
66	Portland General Electric Co.	2
126	Spark Energy, Inc., Class – A	3
105	The Empire District Electric Co.	3
70	Unitil Corp.	3

		406

	Electrical Equipment — 1.51%
2,410	Acuity Brands, Inc.	564
1	Allied Motion Technologies, Inc.	—
3,095	AZZ, Inc.	172
11,800	Broadwind Energy, Inc. (a)	25
2,665	Encore Wire Corp.	99
2,715	EnerSys	152
4	Enphase Energy, Inc. (a)	—
6	Franklin Electric Co., Inc.	—
1	FuelCell Energy, Inc. (a)	—
8,408	Generac Holdings, Inc. (a)	250
10,728	General Cable Corp.	144
37,400	Orion Energy Systems, Inc. (a)	81
13	Plug Power, Inc. (a)	—
1	Power Solutions International, Inc. (a)	—
1	PowerSecure International, Inc. (a)	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Equipment (continued)
35	Preformed Line Products Co.	$1
25	Regal-Beloit Corp.	1
2	Thermon Group Holdings, Inc. (a)	—
2	Vicor Corp. (a)	—

		1,489

	Electronic Equipment, Instruments & Components — 3.29%
126	AVX Corp.	2
2	Badger Meter, Inc.	—
6,728	Belden, Inc.	322
71	Benchmark Electronics, Inc. (a)	1
15,262	Control4 Corp. (a)	111
2	Daktronics, Inc.	—
45	Dolby Laboratories, Inc., Class – A	2
10,605	DTS, Inc. (a)	239
10,853	Electro Rent Corp.	100
11,400	Electro Scientific Industries, Inc. (a)	59
15	ePlus, Inc. (a)	1
67	Fabrinet (a)	2
1	FARO Technologies, Inc. (a)	—
7	FEI Co.	1
23,377	Flextronics International Ltd. (a)	262
5,783	Insight Enterprises, Inc. (a)	145
19	InvenSense, Inc. (a)	—
2,325	IPG Photonics Corp. (a)	207
7,163	Itron, Inc. (a)	259
9,651	Jabil Circuit, Inc.	225
140	Kimball Electronics, Inc. (a)	2
2,699	Littelfuse, Inc.	289
53	Methode Electronics, Inc.	2
2	MTS Systems Corp.	—
3	Newport Corp. (a)	—
1	OSI Systems, Inc. (a)	—
64	PC Connection, Inc.	1
43	Plexus Corp. (a)	2
5	RealD, Inc. (a)	—
4,826	Rogers Corp. (a)	249
71	Sanmina Corp. (a)	1
16	SYNNEX Corp.	1
2,522	Tech Data Corp. (a)	167
15,999	Trimble Navigation Ltd. (a)	344
173	TTM Technologies, Inc. (a)	1
4,531	Universal Display Corp. (a)	247
124	Vishay Intertechnology, Inc.	1

		3,245

	Energy Equipment & Services — 0.84%
95	Atwood Oceanics, Inc.	1
3,500	Bristow Group, Inc.	91
65	Diamond Offshore Drilling, Inc.	1
2,249	Dril-Quip, Inc. (a)	133
89	Ensco PLC, ADR	2
88	Exterran Corp. (a)	1
8	Fairmount Santrol Holdings, Inc. (a)	—
10,200	Gulf Island Fabrication, Inc.	107

Shares	Security Description	Value (000)
	Energy Equipment & Services (continued)
3	ION Geophysical Corp. (a)	$—
30,125	Key Energy Services, Inc. (a)	15
42,249	McDermott International, Inc. (a)	141
11,300	Mitcham Industries, Inc. (a)	34
109	Noble Corp. PLC	1
67	PHI, Inc. (a)	1
2	RigNet, Inc. (a)	—
21,912	Superior Energy Services, Inc.	295
13	US Silica Holdings, Inc.	—

		823

	Food & Staples Retailing — 1.03%
8,413	Casey’s General Stores, Inc.	1,014
2	Chefs’ Warehouse Holdings LLC (a)	—
2	Fairway Group Holdings Corp. (a)	—
37	Ingles Markets, Inc., Class – A	2
1	Natural Grocers by Vitamin Cottage, Inc. (a)	—
3	PriceSmart, Inc.	—
94	SpartanNash Co.	2
6	The Fresh Market, Inc. (a)	—
9	United Natural Foods, Inc. (a)	—
78	Village Super Market, Inc., Class – A	2

		1,020

	Food Products — 0.58%
6,061	Amplify Snack Brands, Inc.^(a)	70
11	B&G Foods, Inc., Class – A	—
7	Boulder Brands, Inc. (a)	—
2	Calavo Growers, Inc.	—
48	Cal-Maine Foods, Inc.	2
6	Dean Foods Co.	—
3	Diamond Foods, Inc. (a)	—
1	Farmer Brothers Co. (a)	—
48	Fresh Del Monte Produce, Inc.	1
3	Freshpet, Inc.^(a)	—
3	Inventure Foods, Inc. (a)	—
3,092	J&J Snack Foods Corp.	362
36	John B Sanfilippo & Son, Inc.	2
2	Lancaster Colony Corp.	—
10,801	Landec Corp. (a)	128
1	Lifeway Foods, Inc. (a)	—
2	Limoneira Co.	—
90	Omega Protein Corp. (a)	2
26	Sanderson Farms, Inc.	2
1	Seaboard Corp. (a)	3
1	Tootsie Roll Industries, Inc.	—

		572

	Gas Utilities — 0.85%
44	Southwest Gas Corp.	2
24,717	UGI Corp.	835

		837

	Health Care Equipment & Supplies — 6.34%
3	Abaxis, Inc.	—
8,138	Abiomed, Inc. (a)	736
10	Accuray, Inc. (a)	—
2	Anika Therapeutics, Inc. (a)	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
20	Antares Pharma, Inc. (a)	$—
3	AtriCure, Inc. (a)	—
2,895	Cantel Medical Corp.	180
4	Cardiovascular Systems, Inc. (a)	—
11	Cerus Corp. (a)	—
3	Corindus Vascular Robotics, Inc., Class – I (a)	—
1	Cutera, Inc. (a)	—
3	Cynosure, Inc. (a)	—
11,096	DexCom, Inc. (a)	910
3,208	Edwards Lifesciences Corp. (a)	253
18	Endologix, Inc. (a)	—
1	Entellus Medical, Inc. (a)	—
93	Exactech, Inc. (a)	2
6	GenMark Diagnostics, Inc. (a)	—
13	Globus Medical, Inc. (a)	—
3	Haemonetics Corp. (a)	—
56	Halyard Health, Inc. (a)	2
4,771	HeartWare International, Inc. (a)	240
2	ICU Medical, Inc. (a)	—
2	Inogen, Inc. (a)	—
13,477	Insulet Corp. (a)	510
2,213	Integra LifeSciences Holdings Corp. (a)	150
4	InVivo Therapeutics Holdings Corp. (a)	—
2	K2M Group Holdings, Inc. (a)	—
2,491	LDR Holding Corp. (a)	63
1	LeMaitre Vascular, Inc.	—
5	LivaNova PLC (a)	—
9	Masimo Corp. (a)	—
5	Meridian Bioscience, Inc.	—
5	Natus Medical, Inc. (a)	—
6,816	Neogen Corp. (a)	385
9,594	Nevro Corp. (a)	649
8	NuVasive, Inc. (a)	—
17	NxStage Medical, Inc. (a)	—
1	OraSure Technologies, Inc. (a)	—
3	Oxford Immunotec Global PLC (a)	—
2	Quidel Corp. (a)	—
6	Rockwell Medical Technologies, Inc. (a)	—
6	RTI Surgical, Inc. (a)	—
2	Second Sight Medical Products, Inc. (a)	—
1	Sientra, Inc. (a)	—
5	STAAR Surgical Co. (a)	—
9,494	STERIS PLC	716
13,791	Tandem Diabetes Care, Inc. (a)	163
3,078	The Cooper Cos., Inc.	413
6	The Spectranetics Corp. (a)	—
13	Unilife Corp. (a)	—
2	Vascular Solutions, Inc. (a)	—
2	Veracyte, Inc. (a)	—
10,487	West Pharmaceutical Services, Inc.	632
11	Wright Medical Group NV (a)	—
9,231	Zeltiq Aesthetics, Inc. (a)	263

6,267

Shares	Security Description	Value (000)
	Health Care Providers & Services — 2.40%
1	AAC Holdings, Inc. (a)	$—
13,422	Acadia Healthcare Co., Inc. (a)	839
75	Aceto Corp.	2
1	Adeptus Health, Inc., Class – A (a)	—
51	Air Methods Corp. (a)	2
46	Almost Family, Inc. (a)	2
3	Amedisys, Inc. (a)	—
10	AMN Healthcare Services, Inc. (a)	—
2	AmSurg Corp. (a)	—
4	Biotelemetry, Inc. (a)	—
4	Capital Senior Living Corp. (a)	—
15	Chemed Corp.	2
2	Civitas Solutions, Inc. (a)	—
66	Community Health Systems, Inc. (a)	2
1	CorVel Corp. (a)	—
3	Cross Country Healthcare, Inc. (a)	—
6,808	Diplomat Pharmacy, Inc. (a)	233
5	ExamWorks Group, Inc. (a)	—
551	Five Star Quality Care, Inc. (a)	2
2	Genesis Healthcare, Inc. (a)	—
5	HealthEquity, Inc. (a)	—
68	HealthSouth Corp.	2
144	Kindred Healthcare, Inc.	2
4	Landauer, Inc.	—
41	LHC Group, Inc. (a)	2
8,167	LifePoint Hospitals, Inc. (a)	599
35	Magellan Health Services, Inc. (a)	2
3,974	MEDNAX, Inc. (a)	285
33	Molina Heathcare, Inc. (a)	2
30	National Healthcare Corp.	2
1	National Research Corp., Class – A	—
4	Nobilis Health Corp. (a)	—
5,201	Owens & Minor, Inc.	187
40	Patterson Cos., Inc.	2
41	Providence Service Corp. (a)	2
5	RadNet, Inc. (a)	—
161	Select Medical Holdings Corp.	2
54	Surgical Care Affiliates, Inc. (a)	2
12	Team Health Holdings, Inc. (a)	1
58	Tenet Healthcare Corp. (a)	2
80	The Ensign Group, Inc.	2
8,045	Triple-S Management Corp., Class – A (a)	192
2	Trupanion, Inc. (a)	—
2	U.S. Physical Therapy, Inc.	—
30	WellCare Health Plans, Inc. (a)	2

		2,374

	Health Care Technology — 1.01%
8,339	Allscripts Healthcare Solutions, Inc. (a)	128
4	Castlight Health, Inc., Class – B (a)	—
1	Computer Programs & Systems, Inc.	—
1	Connecture, Inc. (a)	—
7	HealthStream, Inc. (a)	—
12	HMS Holdings Corp. (a)	—
1	Imprivata, Inc. (a)	—
92	Inovalon Holdings, Inc., Class – A (a)	2

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
Common Stocks (continued)
Health Care Technology (continued)
8	MedAssets, Inc. (a)	$—
11,136	Medidata Solutions, Inc. (a)	550
10,312	Omnicell, Inc. (a)	320
1	Press Ganey Holdings, Inc. (a)	—
7	Quality Systems, Inc.	—
2	Vocera Communications, Inc. (a)	—

1,000

Hotels, Restaurants & Leisure — 2.73%
3	BJ’s Restaurant, Inc. (a)	—
155	Bloomin’ Brands, Inc.	3
1	Bojangles’, Inc. (a)	—
18	Boyd Gaming Corp. (a)	—
233	Bravo Brio Restaurant Group, Inc. (a)	2
4,190	Buffalo Wild Wings, Inc. (a)	670
15	Carrols Restaurant Group, Inc. (a)	—
33,100	Century Casinos, Inc. (a)	259
2	Churchill Downs, Inc.	—
3,412	Chuy’s Holdings, Inc. (a)	107
8,605	ClubCorp Holdings, Inc.	157
3	Cracker Barrel Old Country Store, Inc.	—
3	Dave & Buster’s Entertainment, Inc. (a)	—
8	Denny’s Corp. (a)	—
6,015	Diamond Resorts International, Inc. (a)	153
3	DineEquity, Inc.	—
2	El Pollo Loco Holdings, Inc. (a)	—
2	Eldorado Resorts, Inc. (a)	—
4	Fiesta Restaurant Group, Inc. (a)	—
46	Hyatt Hotels Corp., Class – A (a)	2
3,066	International Speedway Corp., Class – A	103
146	Interval Leisure Group, Inc.	2
3	Isle of Capri Casino (a)	—
6	Jack in the Box, Inc.	—
2	Jamba, Inc. (a)	—
1	Kona Grill, Inc. (a)	—
9	Krispy Kreme Doughnuts, Inc. (a)	—
12	La Quinta Holdings, Inc. (a)	—
113	Marcus Corp.	2
2	Marriott Vacations Worldwide Corp.	—
1	Morgans Hotel Group Co. (a)	—
1	Noodles & Co. (a)	—
4	Papa John’s International, Inc.	—
1	Papa Murphy’s Holdings, Inc. (a)	—
1	Penn National Gaming, Inc. (a)	—
9	Pinnacle Entertainment, Inc. (a)	—
5	Popeyes Louisiana Kitchen, Inc. (a)	—
3	Potbelly Corp. (a)	—
2	Red Robin Gourmet Burgers, Inc. (a)	—
30,490	Ruby Tuesday, Inc. (a)	169
3	Ruth’s Hospitality Group, Inc.	—
7	Scientific Games Corp., Class – A (a)	—
129	SeaWorld Entertainment, Inc.	3
561	Shake Shack, Inc., Class – A (a)	22
5	Sonic Corp.	—
101	Speedway Motorsports, Inc.	2

Shares	Security Description	Value (000)
	Hotels, Restaurants & Leisure (continued)
5,824	Texas Roadhouse, Inc., Class – A	$209
8	The Cheesecake Factory, Inc.	—
2	The Habit Restaurants, Inc. (a)	—
6,045	Vail Resorts, Inc.	775
2,023	Zoe’s Kitchen, Inc. (a)	57

		2,697

	Household Durables — 0.83%
1	Bassett Furniture Industries, Inc.	—
1,131	CalAtlantic Group, Inc.	43
1	Cavco Industries, Inc. (a)	—
64	CSS Industries, Inc.	2
38	Flexsteel Industries, Inc.	2
2,835	Harman International Industries, Inc.	267
2,622	Helen of Troy Ltd. (a)	247
3	Installed Building Products, Inc. (a)	—
2	iRobot Corp. (a)	—
4	La-Z-Boy, Inc.	—
9,024	Libbey, Inc.	192
133	Lifetime Brands, Inc.	2
1	M/I Homes, Inc. (a)	—
2	MDC Holdings, Inc.	—
3,001	Skullcandy, Inc. (a)	14
1	TRI Pointe Homes, Inc. (a)	—
919	Universal Electronics, Inc. (a)	47
4	Zagg, Inc. (a)	—

		816

	Household Products — 0.00%
54	Central Garden & Pet Co., Class – A (a)	1
5	HRG Group, Inc. (a)	—
2	WD-40 Co.	—

		1

	Independent Power and Renewable Electricity Producers — 0.01%
226	NRG Energy, Inc., Class – C	3
182	NRG Yield, Inc., Class – C	2
2	Ormat Technologies, Inc.	—
2	Vivint Solar, Inc. (a)	—

		5

	Industrial Conglomerates — 0.10%
1,138	Carlisle Cos., Inc.	101
2	Raven Industries, Inc.	—

		101

	Insurance — 3.47%
532	Alleghany Corp. (a)	254
1	Ambac Financial Group, Inc. (a)	—
69	American Equity Investment Life Holding Co.	2
12,089	American Financial Group, Inc.	872
17	American National Insurance Co.	2
9,509	Argo Group International Holdings Ltd.	570
3,012	Aspen Insurance Holdings Ltd.	145
73	Assured Guaranty Ltd.	2
1	Atlas Financial Holdings, Inc. (a)	—
1	Crawford & Co.	—
2	eHealth, Inc. (a)	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
74	EMC Insurance Group, Inc.	$2
3	Employers Holdings, Inc.	—
6,670	Endurance Specialty Holdings Ltd.	427
1,495	Everest Re Group Ltd.	274
3,100	First American Financial Corp.	111
7,325	Genworth Financial, Inc., Class – A (a)	27
155	Hallmark Financial Services, Inc. (a)	2
52	HCI Group, Inc.	2
2	Heritage Insurance Holdings, Inc.	—
115	Maiden Holdings Ltd.	2
7	National Western Life Group, Inc., Class – A	2
1	Patriot National, Inc. (a)	—
1,081	Primerica, Inc.	51
2,150	StanCorp Financial Group, Inc.	245
6,840	Stewart Information Services Corp.	255
1	Third Point Reinsurance Ltd. (a)	—
4	Universal Insurance Holdings, Inc.	—
3,277	W.R. Berkley Corp.	179

		3,426

	Internet & Catalog Retail — 0.50%
188	1-800-FLOWERS.COM, Inc., Class – A (a)	1
2	Blue Nile, Inc. (a)	—
3	Etsy, Inc. (a)	—
16,200	Gaiam, Inc., Class – A (a)	101
6	HSN, Inc.	—
3	Liberty TripAdvisor Holdings, Inc., Class – A (a)	—
4	NutriSystem, Inc.	—
2	Overstock.com, Inc. (a)	—
3	PetMed Express, Inc.	—
6	Shutterfly, Inc. (a)	—
8,182	Wayfair, Inc., Class – A (a)	391

		493

	Internet Software & Services — 2.50%
2,121	Akamai Technologies, Inc. (a)	112
2	Amber Road, Inc. (a)	—
6	Angie’s List, Inc. (a)	—
1	Apigee Corp. (a)	—
139	Bankrate, Inc. (a)	2
4	Bazaarvoice, Inc. (a)	—
1	Benefitfocus, Inc. (a)	—
194	Blucora, Inc. (a)	2
2	Box, Inc., Class – A (a)	—
27,434	Brightcove, Inc. (a)	170
2	Carbonite, Inc. (a)	—
3	ChannelAdvisor Corp. (a)	—
6	Cimpress NV (a)	—
5	comScore, Inc. (a)	—
4	Constant Contact, Inc. (a)	—
9	Cornerstone OnDemand, Inc. (a)	—
6,598	Cvent, Inc. (a)	231
6	Demandware, Inc. (a)	—
220	DHI Group, Inc. (a)	2
282	EarthLink Holdings Corp.	2
8	Endurance International Group Holdings, Inc. (a)	—

Shares	Security Description	Value (000)
	Internet Software & Services (continued)
4,506	Envestnet, Inc. (a)	$135
3	Everyday Health, Inc. (a)	—
3	Five9, Inc. (a)	—
3,345	GoDaddy, Inc., Class – A (a)	107
17,561	Gogo, Inc.^ (a)	314
14	GrubHub, Inc. (a)	—
3	GTT Communications, Inc. (a)	—
8,466	Hortonworks, Inc. (a)	185
20	Internap Network Services Corp. (a)	—
3	Intralinks Holdings, Inc. (a)	—
32	j2 Global, Inc.	3
7	LivePerson, Inc. (a)	—
3,721	LogMeln, Inc. (a)	251
2	Marin Software, Inc. (a)	—
5	Marketo, Inc. (a)	—
1	MaxPoint Interactive, Inc. (a)	—
8,088	Monster Worldwide, Inc. (a)	46
11,509	New Relic, Inc. (a)	420
16	NIC, Inc.	—
3	Opower, Inc. (a)	—
3	Q2 Holdings, Inc. (a)	—
11,716	QuinStreet, Inc. (a)	50
8	Quotient Technology, Inc. (a)	—
47,800	RealNetworks, Inc. (a)	203
1	Reis, Inc.	—
2	SciQuest, Inc. (a)	—
3	Shutterstock, Inc. (a)	—
4	SPS Commerce, Inc. (a)	—
2	Stamps.com, Inc. (a)	—
1	TechTarget (a)	—
3	Textura Corp. (a)	—
1	Travelzoo, Inc. (a)	—
6	TrueCar, Inc. (a)	—
171	United Online, Inc. (a)	2
3,650	Web.com Group, Inc. (a)	73
7	WebMD Health Corp. (a)	—
2	Wix.com Ltd. (a)	—
9,904	XO Group, Inc. (a)	159

		2,469

	IT Services — 2.38%
1	6D Global Technologies, Inc.*(a)	—
52	Blackhawk Network Holdings, Inc. (a)	2
65	Booz Allen Hamilton Holding Corp.	2
20	CACI International, Inc., Class – A (a)	2
59	Cardtronics, Inc. (a)	2
39	Cass Information Systems, Inc.	2
74	Convergys Corp.	2
47	CoreLogic, Inc. (a)	2
64	CSG Systems International, Inc.	2
68	CSRA, Inc.	2
246	Datalink Corp. (a)	2
8	EPAM Systems, Inc. (a)	1
3,974	Euronet Worldwide, Inc. (a)	288
509	Everi Holdings, Inc. (a)	2
9	EVERTEC, Inc.	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
7	Exlservice Holdings, Inc. (a)	$—
5	Forrester Research, Inc.	—
7,376	Global Payments, Inc.	476
906	Heartland Payment Systems, Inc.	86
8,954	Jack Henry & Associates, Inc.	699
34	Leidos Holdings, Inc.	2
414	Lionbridge Technologies, Inc. (a)	2
3,177	Luxoft Holding, Inc. (a)	245
61	ManTech International Corp., Class – A	2
5,691	MAXIMUS, Inc.	320
69	NeuStar, Inc., Class – A (a)	2
115	Perficient, Inc. (a)	2
1	PFSweb, Inc. (a)	—
43	Science Applications International Corp.	2
5	ServiceSource International, Inc. (a)	—
61	Sykes Enterprises, Inc. (a)	2
6	Syntel, Inc. (a)	—
70	TeleTech Holdings, Inc.	2
113	The Hackett Group, Inc.	2
10	Travelport Worldwide Ltd.	—
4	Unisys Corp. (a)	—
2,728	VeriFone Systems, Inc. (a)	76
4	Virtusa Corp. (a)	—
3,890	WNS (Holdings) Ltd., ADR (a)	121

		2,352

	Leisure Products — 0.17%
1	Arctic Cat, Inc.	—
14,307	Callaway Golf Co.	134
227	JAKKS Pacific, Inc. (a)	2
80	Johnson Outdoors, Inc., Class – A	2
40,200	LeapFrog Enterprises, Inc. (a)	29
2	Malibu Boats, Inc., Class – A (a)	—
1	Marine Products Corp.	—
4	Nautilus, Inc. (a)	—
7	Smith & Wesson Holding Corp. (a)	—
4	Sturm, Ruger & Co., Inc.	—

		167

	Life Sciences Tools & Services — 1.15%
3	Accelerate Diagnostics, Inc. (a)	—
228	Affymetrix, Inc. (a)	2
136	Albany Molecular Research, Inc. (a)	3
17	Bio-Rad Laboratories, Inc., Class – A (a)	2
25	Bio-Techne Corp.	2
106	Bruker Biosciences Corp. (a)	3
6,043	Cambrex Corp. (a)	285
31	Charles River Laboratories International, Inc. (a)	2
4	Fluidigm Corp. (a)	—
107	Furiex Pharmaceuticals, Inc.*(a)	—
735	Harvard Bioscience, Inc. (a)	3
1,877	Illumina, Inc. (a)	360
7,085	INC Research Holdings, Inc., Class – A (a)	344
110	Luminex Corp. (a)	2
2	NanoString Technologies, Inc. (a)	—
7	NeoGenomics, Inc. (a)	—

Shares	Security Description	Value (000)
	Life Sciences Tools & Services (continued)
8	Pacific Boisciences of California, Inc. (a)	$—
47	PAREXEL International Corp. (a)	3
58	PRA Health Sciences, Inc. (a)	3
4,330	QIAGEN NV (a)	120
16	Sequenom, Inc. (a)	—
90	VWR Corp. (a)	3

		1,137

	Machinery — 2.97%
6	Accuride Corp. (a)	—
9,030	Actuant Corp., Class – A	216
32	AGCO Corp.	1
1	Albany International Corp., Class – A	—
3	Altra Holdings, Inc.	—
31	American Railcar Industries	1
6	Blount International, Inc. (a)	—
1	Blue Bird Corp. (a)	—
85	Briggs & Stratton Corp.	1
7,725	Chart Industries, Inc. (a)	139
8	CLARCOR, Inc.	—
7,440	Columbus McKinnon Corp.	141
526	Commercial Vehicle Group, Inc. (a)	1
1	Douglas Dynamics, Inc.	—
2	ENPRO Industries, Inc.	—
71	Freightcar America, Inc.	1
73	Global Brass & Copper Holdings, Inc.	2
10,741	Harsco Corp.	85
12	Hillenbrand, Inc.	—
26	Hyster-Yale Materials Handling, Inc.	1
4,940	IDEX Corp.	379
9,820	ITT Corp.	358
4	John Bean Technologies Corp.	—
123	Joy Global, Inc.	2
5,221	Lincoln Electric Holdings, Inc.	272
2	Lindsay Corp.	—
1	Lydall, Inc. (a)	—
16,477	Meritor, Inc. (a)	138
72	Miller Industries, Inc.	2
5	Mueller Industries, Inc.	—
21	Mueller Water Products, Inc., Class – A	—
3	Nn, Inc.	—
38	Oshkosh Corp.	1
4	Proto Labs, Inc. (a)	—
5	RBC Bearings, Inc. (a)	—
19	Rexnord Corp. (a)	—
5,015	Snap-on, Inc.	861
1	Standex International Corp.	—
6	Sun Hydraulics Corp.	—
4	Tennant Co.	—
6,375	Terex Corp.	118
1	The Gorman-Rupp Co.	—
57	The Greenbrier Cos., Inc.	2
50	The Timken Co.	1
4,250	TriMas Corp. (a)	79
63	Trinity Industries, Inc.	2
2,563	Wabash National Corp. (a)	30

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
1,034	WABCO Holdings, Inc. (a)	$106
9	Woodward, Inc.	—
8	Xerium Technologies, Inc. (a)	—

		2,940

	Marine — 0.12%
2,314	Kirby Corp. (a)	122
7	Matson, Inc.	—

		122

	Media — 0.79%
40	AMC Entertainment Holdings, Inc., Class – A	1
7	Central Eurpoean Media Enterprises Ltd. (a)	—
5	Crown Media Holdings, Inc., Class – A (a)	—
98	Entercom Communications Corp. (a)	1
8	Entravision Communications Corp., Class – A	—
69	Gannett, Inc. Com	1
34,057	Global Eagle Entertainment, Inc. (a)	337
8	Gray Television, Inc. (a)	—
261	Harte-Hanks, Inc.	1
5,803	Imax Corp. (a)	206
7,176	Lions Gate Entertainment Corp.	232
2	Loral Space & Communications, Inc. (a)	—
2	MDC Partners, Inc., Class – A	—
2	National CineMedia, Inc.	—
6	Nexstar Broadcasting Group, Inc., Class – A	—
2	Rentrak Corp. (a)	—
3	SFX Entertainment, Inc. (a)	—
48	Sinclair Broadcast Group, Inc.	2
5	The E.W. Scripps Co., Class – A	—
4	The New York Times Co., Class – A	—
61	Time, Inc.	1
110	Townsquare Media, Inc., Class – A (a)	1
96	Tribune Publishing Co.	1
23	Viacom, Inc., Class – A	1
4	World Wrestling Entertainment, Inc., Class – A	—

		785

	Metals & Mining — 1.11%
6,190	Agnico-Eagle Mines Ltd.	163
31,815	Allegheny Technologies, Inc.	359
7,202	Carpenter Technology Corp.	218
35,270	Coeur d’Alene Mines Corp. (a)	87
100	Commercial Metals Co.	1
17,436	Ferroglobe PLC	187
10,257	Horsehead Holding Corp.^(a)	21
1	Kaiser Aluminum Corp.	—
2	Real Industry, Inc. (a)	—
4,900	Schnitzer Steel Industries, Inc., Class – A	70
7	Stillwater Mining Co. (a)	—
6	SunCoke Energy, Inc.	—
2	Worthington Industries, Inc.	—

		1,106

	Multiline Retail — 0.00%
46	Big Lots, Inc.	2
11	Burlington Stores, Inc. (a)	—

Shares	Security Description	Value (000)
	Multiline Retail (continued)
24	Dillard’s, Inc., Class – A	$2
5	Tuesday Morning Corp. (a)	—

		4

	Multi-Utilities — 0.41%
70	Avista Corp.	2
8,764	Black Hills Corp.	407

		409

	Oil, Gas & Consumable Fuels — 1.53%
82	Alon USA Energy, Inc.	1
23,295	Carrizo Oil & Gas, Inc. (a)	690
9,700	Contango Oil & Gas Co. (a)	62
56	Delek US Holdings, Inc.	1
136,440	Enbridge Energy Management LLC (a)(b)	—
9,620	Energen Corp.	394
3	Energy Fuels, Inc. (a)	—
3	Evolution Petroleum Corp.	—
226	Hallador Energy Co.	1
7,466	Interoil Corp. (a)	234
2,376	Matador Resources Co. (a)	47
1	Panhandle Oil & Gas, Inc., Class – A	—
2	Par Petroleum Corp. (a)	—
5	Parsley Energy, Inc., Class – A (a)	—
26	REX American Resources Corp. (a)	1
8	Semgroup Corp.	—
11	Solazyme, Inc. (a)	—
3	Synergy Resources Corp. (a)	—
42	Targa Resources Corp.	1
62	Teekay Shipping Corp.	1
10	Ultra Petroleum Corp. (a)	—
11	Uranium Energy Corp. (a)	—
44	Western Refining, Inc.	2
13,358	WPX Energy, Inc. (a)	77

		1,512

	Paper & Forest Products — 0.51%
4,989	Boise Cascade Co. (a)	127
317	Clearwater Paper Corp. (a)	14
3	Deltic Timber Corp.	—
40	Domtar Corp.	1
14	KapStone Paper & Packaging Corp.	—
19,966	Louisiana-Pacific Corp. (a)	361
1	Neenah Paper, Inc.	—
85	P.H. Glatfelter Co.	2
43	Schweitzer-Mauduit International, Inc.	2
5	Wausau Paper Corp.	—

		507

	Personal Products — 0.00%
1	Inter Parfums, Inc.	—
1	Medifast, Inc.	—
1	Natural Health Trends Corp.	—
23	Nu Skin Enterprises, Inc., Class – A	1
24	Nutraceutical International Corp. (a)	1
2	Synutra International, Inc. (a)	—
1	USANA Health Sciences, Inc. (a)	—

		2

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
Common Stocks (continued)
Pharmaceuticals — 0.32%
3	Aerie Pharmaceuticals, Inc. (a)	$—
1	Agile Therapeutics, Inc. (a)	—
4	Alimera Sciences, Inc. (a)	—
3	Amphastar Pharmaceuticals, Inc. (a)	—
1	ANI Pharmaceuticals, Inc. (a)	—
4	Aratana Therapeutics, Inc. (a)	—
2	Assembly Biosciences, Inc. (a)	—
6	BioDelivery Sciences International, Inc. (a)	—
2	Carbylan Therapeutics, Inc. (a)	—
101	Catalent, Inc. (a)	3
7	Cempra Holdings LLC (a)	—
1	Collegium Pharmaceutical, Inc. (a)	—
8	Corcept Therapeutics, Inc. (a)	—
1	Corium International, Inc. (a)	—
8	DepoMed, Inc. (a)	—
1	Dermira, Inc. (a)	—
14	Durect Corp. (a)	—
1	Flex Pharma, Inc. (a)	—
3	Foamix Pharmaceuticals Ltd. (a)	—
1	Heska Corp. (a)	—
64	Impax Laboratories, Inc. (a)	3
2	Intersect ENT, Inc. (a)	—
2,487	Intra-Cellular Therapies, Inc. (a)	134
63	Lannett Co., Inc. (a)	3
9,674	Nektar Therapeutics (a)	163
2	Ocular Therapeutix, Inc. (a)	—
5	Omeros Corp. (a)	—
200	Omthera Pharmaceutical, Inc.*(a)	—
7	Pacira Pharmaceuticals, Inc. (a)	1
2	Paratek Pharmaceuticals, Inc. (a)	—
6	Pernix Therapeutics Holdings, Inc. (a)	—
67	Phibro Animal Health Corp., Class – A	2
4	POZEN, Inc. (a)	—
55	Prestige Brands Holdings, Inc. (a)	3
8	Relypsa, Inc. (a)	—
2	Revance Therapeutics, Inc. (a)	—
160	Sagent Pharmaceuticals, Inc. (a)	3
267	SciClone Pharmaceuticals, Inc. (a)	2
3	Sucampo Pharmaceuticals, Inc., Class – A (a)	—
5	Supernus Pharmaceuticals, Inc. (a)	—
5	Teligent, Inc. (a)	—
5	Tetraphase Pharmaceuticals, Inc. (a)	—
62	The Medicines Co. (a)	2
17	TherapeuticsMD, Inc. (a)	—
10	Theravance, Inc.	—
15	VIVUS, Inc. (a)	—
8	XenoPort, Inc. (a)	—
3	Zogenix, Inc. (a)	—

319

Professional Services — 0.11%
1	Barrett Business Services, Inc.	—
166	CBIZ, Inc. (a)	2
5	CEB, Inc.	—
6	Exponent, Inc.	—

Shares	Security Description	Value (000)
	Professional Services (continued)
2	GP Strategies Corp. (a)	$—
3	Insperity, Inc.	—
108	Kelly Services, Inc., Class – A	2
3	Kforce, Inc.	—
4	Korn/Ferry International	—
1	Mistras Group, Inc. (a)	—
10	On Assignment, Inc. (a)	—
205,600	Pendrell Corp. (a)	104
1	Resources Connections, Inc.	—
1	RPX Corp. (a)	—
6	The Advisory Board Co. (a)	—
5	TriNet Group, Inc. (a)	—
6	TrueBlue, Inc. (a)	—
1	Volt Information Sciences, Inc. (a)	—
25	VSE Corp.	2
5	WageWorks, Inc. (a)	—

		110

	Real Estate Investment Trusts — 2.78%
13,680	Acadia Realty Trust	454
157	AG Mortgage Investment Trust, Inc.	2
6,651	Alexandria Real Estate Equities, Inc.	602
7	American Assets Trust, Inc.	—
173	American Capital Mortgage Investment Corp.	2
529	Anworth Mortgage Asset Corp.	2
189	Apollo Residential Mortgage, Inc.	2
114	ARMOUR Residential REIT, Inc.	2
384	Ashford Hospitality Trust	2
357	Campus Crest Communities, Inc. (a)	2
246	Capstead Mortgage Corp.	2
13	CareTrust REIT, Inc.	—
173	CBL & Associates Properties, Inc.	2
341	Cedar Realty Trust, Inc.	2
123	Colony Capital, Inc., Class – A	2
5	Coresite Realty Corp.	—
21	CubeSmart	1
10	CyrusOne, Inc.	—
333	CYS Investments, Inc.	2
3,859	DiamondRock Hospitality Co.	38
79	DuPont Fabros Technology, Inc.	4
379	Dynex Capital, Inc.	2
10	Easterly Government Properties, Inc.	—
7,002	EastGroup Properties, Inc.	390
6,410	Equity Commonwealth (a)	179
1	Equity One, Inc.	—
217	First Potomac Realty Trust	2
167	Hatteras Financial Corp.	2
16	Inland Real Estate Corp.	—
191	Invesco Mortgage Capital	2
320	Investors Real Estate Trust	2
297	Lexington Realty Trust	2
6,531	Mid-America Apartment Communities, Inc.	594
2	National Health Investors, Inc.	—
3	National Storage Affiliates	—
206	New Residential Investment Corp.	4
120	Pennsylvania Real Estate Investment Trust	4

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Real Estate Investment Trusts (continued)
4	Potlatch Corp.	$—
28	PS Business Parks, Inc.	2
5	QTS Realty Trust, Inc., Class – L	—
916	RAIT Financial Trust	2
32,830	Redwood Trust, Inc.	434
6	RLJ Lodging Trust	—
8	Ryman Hospitality Properties, Inc.	—
1	Sabra Healthcare REIT, Inc.	—
3	Saul Centers, Inc.	—
5	Sovran Self Storage, Inc.	1
1	Sun Communities, Inc.	—
5	Universal Health Realty Income Trust	—
18	Urban Edge Properties	—
191	Western Asset Mortgage Capital Corp.	2
230	WP GLIMCHER, Inc.	2

		2,749

	Real Estate Management & Development — 0.00%
2	Altisource Portfolio Solutions SA (a)	—
1	Kennedy-Wilson Holdings, Inc.	—
2	Marcus & Millichap, Inc. (a)	—
61	RE/MAX Holdings, Inc., Class – A	2

		2

	Road & Rail — 0.11%
92	ArcBest Corp.	2
2	Celadon Group, Inc.	—
105	Covenant Transportation Group, Inc., Class – A (a)	2
7	Heartland Express, Inc.	—
10	Knight Transportation, Inc.	—
1	Roadrunner Transportation Systems, Inc. (a)	—
6	Saia, Inc. (a)	—
7,381	Swift Transportation Co. (a)	103
1	Universal Truckload Services, Inc.	—
1	Werner Enterprises, Inc.	—
1	YRC Worldwide, Inc. (a)	—

		107

	Semiconductors & Semiconductor Equipment — 6.66%
3	Advanced Energy Industries, Inc. (a)	—
37	Advanced Micro Devices, Inc. (a)	—
5	Ambarella, Inc.^ (a)	—
350	Amkor Technology, Inc. (a)	2
5	Applied Micro Circuits Corp. (a)	—
10,812	Atmel Corp.	93
11,900	Brooks Automation, Inc.	127
3	Cabot Microelectronics Corp. (a)	—
1	Cascade Microtech, Inc. (a)	—
7,093	Cavium, Inc. (a)	467
1	CEVA, Inc. (a)	—
68	Cirrus Logic, Inc. (a)	2
177	Cohu, Inc.	2
7,912	Cree, Inc. (a)	211
51,786	Cypress Semiconductor Corp.	509
5,446	Diodes, Inc. (a)	125
177	Entegris, Inc. (a)	2

Shares	Security Description	Value (000)
	Semiconductors & Semiconductor Equipment (continued)
1	Exar Corp. (a)	$—
11,984	Fairchild Semiconductor International, Inc. (a)	248
4	FormFactor, Inc. (a)	—
5	Inphi Corp. (a)	—
26,622	Integrated Device Technology, Inc. (a)	702
185	IXYS Corp.	2
7	Lattice Semiconductor Corp. (a)	—
9,198	MA-COM Technology Solutions Holdings, Inc. (a)	376
39,447	Mattson Technology, Inc. (a)	139
5,961	Maxim Integrated Products, Inc.	227
7	MaxLinear, Inc. (a)	—
17	Microsemi Corp. (a)	1
7,430	MKS Instruments, Inc.	267
6,085	Monolithic Power Systems, Inc.	389
72	OmniVision Technologies, Inc. (a)	2
28,414	ON Semiconductor Corp. (a)	278
3	PDF Solutions, Inc. (a)	—
176	Photronics, Inc. (a)	2
8	PMC – Sierra, Inc. (a)	—
3	Power Integrations, Inc.	—
8,673	Qorvo, Inc. (a)	442
66,086	QuickLogic Corp. (a)	75
24	Rambus, Inc. (a)	—
37,600	Rubicon Technology, Inc. (a)	43
1	Rudolph Technologies, Inc. (a)	—
3,085	Semtech Corp. (a)	58
1,735	Silicon Laboratories, Inc. (a)	84
5,661	Skyworks Solutions, Inc.	436
3,115	Synaptics, Inc. (a)	250
8,243	Tessera Technologies, Inc.	247
11,809	Tower Semiconductor Ltd. (a)	166
461	Ultra Clean Holdings, Inc. (a)	2
15,423	Ultratech, Inc. (a)	306
15,069	Veeco Instruments, Inc. (a)	310
363	Xcerra Corp. (a)	2

		6,594

	Software — 6.99%
4	A10 Networks, Inc. (a)	—
20	ACI Worldwide, Inc. (a)	—
1	American Software, Inc., Class – A	—
14	Aspen Technology, Inc. (a)	1
9	AVG Technologies NV (a)	—
1	Barracuda Networks, Inc. (a)	—
3,448	Blackbaud, Inc.	227
5	Bottomline Technologies, Inc. (a)	—
4	BroadSoft, Inc. (a)	—
8,757	Callidus Software, Inc. (a)	163
9	CommVault Systems, Inc. (a)	—
6,662	CyberArk Software Ltd. (a)	301
1	Digimarc Corp. (a)	—
6	Digital Turbine, Inc. (a)	—
65	Ebix, Inc.	2
5,526	Electronic Arts, Inc. (a)	381
5,526	Ellie Mae, Inc. (a)	333
142	EPIQ Systems, Inc.	2

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
26	Fair Isaac Corp.	$2
6,715	Fleetmatics Group Ltd. (a)	341
6,979	Fortinet, Inc. (a)	218
4	Gigamon, Inc. (a)	—
2	Globant SA (a)	—
9	Glu Mobile, Inc. (a)	—
2	Guidance Software, Inc. (a)	—
5,115	Guidewire Software, Inc. (a)	308
3,549	HubSpot, Inc. (a)	200
4	Imperva, Inc. (a)	—
8	Infoblox, Inc. (a)	—
2	Interactive Intelligence Group (a)	—
6	Jive Software, Inc. (a)	—
109	King Digital Entertainment PLC	2
5,352	Manhattan Associates, Inc. (a)	355
109	Mentor Graphics Corp.	2
2	MicroStrategy, Inc. (a)	—
5	MobileIron, Inc. (a)	—
3	Model N, Inc. (a)	—
10	Monotype Imaging Holdings, Inc.	—
246	NetSuite, Inc. (a)	21
7,382	Nuance Communications, Inc. (a)	147
1	Park City Group, Inc. (a)	—
6,879	Paycom Software, Inc. (a)	259
2	Paylocity Holding Corp. (a)	—
5	Pegasystems, Inc.	—
8,997	Proofpoint, Inc. (a)	586
3	PROS Holdings, Inc. (a)	—
5,081	PTC, Inc. (a)	176
15	QLIK Technologies, Inc. (a)	—
3	Qualys, Inc. (a)	—
13	RealPage, Inc. (a)	—
14	RingCentral, Inc., Class – A (a)	—
26,800	Rosetta Stone, Inc. (a)	179
34,223	Rovi Corp. (a)	571
2	Sapiens International Corp. NV	—
45,955	SeaChange International, Inc. (a)	310
14,340	Silver Spring Networks, Inc. (a)	207
8	Synchronoss Technologies, Inc. (a)	—
6	Take-Two Interactive Software, Inc. (a)	—
4,784	Tangoe, Inc. (a)	40
391	Telecommunication Systems, Inc. (a)	2
17,800	Telenav, Inc. (a)	101
3	The Rubicon Project, Inc. (a)	—
1,086	The Ultimate Software Group, Inc. (a)	212
26,109	TiVo, Inc. (a)	225
2	TubeMogul, Inc. (a)	—
4,480	Tyler Technologies, Inc. (a)	782
1	Varonis Systems, Inc. (a)	—
4	VASCO Data Security International, Inc. (a)	—
10	Verint Systems, Inc. (a)	—
6	VirnetX Holding Corp. (a)	—
1	Workiva, Inc. (a)	—
3	Xura, Inc. (a)	—

Shares	Security Description	Value (000)
	Software (continued)
3,151	Zendesk, Inc. (a)	$83
8	Zix Corp. (a)	—
69,794	Zynga, Inc. (a)	187

		6,926

	Specialty Retail — 1.91%
30	American Eagle Outfitters, Inc.	—
4	Asbury Automotive Group, Inc. (a)	—
179	Ascena Retail Group, Inc. (a)	2
193	Big 5 Sporting Goods Corp.	2
2	Boot Barn Holdings, Inc. (a)	—
1	Caleres, Inc.	—
6,982	Chico’s FAS, Inc.	74
1	Destination XL Group, Inc. (a)	—
10	Express, Inc. (a)	—
10	Five Below, Inc. (a)	—
6,635	Francesca’s Holdings Corp. (a)	116
55	GameStop Corp., Class – A	2
22	Group 1 Automotive, Inc.	2
3	Hibbett Sports, Inc. (a)	—
2	Kirkland’s, Inc.	—
4	Lithia Motors, Inc.	—
8,204	MarineMax, Inc. (a)	151
3	Mattress Firm Holding Corp. (a)	—
6	Monro Muffler Brake, Inc.	—
44	Outerwall, Inc.	2
3	Party City Holdco, Inc. (a)	—
288	Pier 1 Imports, Inc.	1
8,776	Rent-A-Center, Inc.	131
4,050	Restoration Hardware Holdings, Inc. (a)	323
7	Select Comfort Corp. (a)	—
68	Shoe Carnival, Inc.	2
75	Sonic Automotive, Inc., Class – A	2
2,650	Sportsman’s Warehouse Holdings, Inc. (a)	34
246	Stein Mart, Inc.	2
4	The Buckle, Inc.	—
1	The Cato Corp.	—
1	The Children’s Place Retail Stores, Inc.	—
2	The Container Store Group, Inc. (a)	—
111	The Finish Line, Inc., Class – A	2
8	The Men’s Wearhouse, Inc.	—
12,521	Tile Shop Holdings, Inc. (a)	205
293	Tilly’s, Inc., Class – A (a)	2
9,711	Tractor Supply Co.	831
2	Zumiez, Inc. (a)	—

		1,886

	Technology Hardware, Storage & Peripherals — 0.29%
3	Avid Technology, Inc. (a)	—
10	Cray, Inc. (a)	—
13	Diebold, Inc.	—
2	Eastman Kodak Co. (a)	—
8	Electronics for Imaging, Inc. (a)	—
75,000	Imation Corp. (a)	103
4	Immersion Corp. (a)	—
37	Lexmark International, Inc., Class – A	1
11	Nimble Storage, Inc. (a)	—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Technology Hardware, Storage & Peripherals (continued)
15,228	QLogic Corp. (a)	$187
5	Silicon Graphics International Corp. (a)	—
5	Super Micro Computer, Inc. (a)	—
12	Violin Memory, Inc. (a)	—

		291

	Textiles, Apparel & Luxury Goods — 1.13%
1	Cherokee, Inc. (a)	—
5,083	Columbia Sportswear Co.	248
8	Crocs, Inc. (a)	—
1	Culp, Inc.	—
3	Deckers Outdoor Corp. (a)	—
39	Fossil Group, Inc. (a)	1
12,965	G-III Apparel Group Ltd. (a)	574
68	Movado Group, Inc.	2
842	Oxford Industries, Inc.	54
4	Sequential Brands Group, Inc. (a)	—
10	Steven Madden Ltd. (a)	—
1	Superior Uniform Group, Inc.	—
7	Tumi Holdings, Inc. (a)	—
2	Vince Holding Corp. (a)	—
14,251	Wolverine World Wide, Inc.	238

		1,117

	Thrifts & Mortgage Finance — 0.39%
8	Bofl Holding, Inc. (a)	—
11	Essent Group Ltd. (a)	—
61	Federal Agricultural Mortgage Corp., Class – C	2
50	First Defiance Financial Corp.	2
80	HomeStreet, Inc. (a)	2
1	Impac Mortgage Holdings, Inc. (a)	—
2,535	LendingTree, Inc. (a)	226
1	Meridian Bancorp, Inc.	—
31	MGIC Investment Corp. (a)	—
4,769	PHH Corp. (a)	77
330	TrustCo Bank Corp. NY	2
1	United Financial Bancorp, Inc.	—
2	Walker & Dunlop, Inc. (a)	—
2,154	WSFS Financial Corp.	70

		381

	Tobacco — 0.17%
2,936	Universal Corp.	165
15	Vector Group Ltd.	—

		165

	Trading Companies & Distributors — 1.29%
76	Aircastle Ltd.	2
7,544	Applied Industrial Technologies, Inc.	305
7,407	Beacon Roofing Supply, Inc. (a)	305
9,973	BMC Stock Holdings, Inc. (a)	167
157	CAI International, Inc. (a)	2
1	DXP Enterprises, Inc. (a)	—
3,106	GATX Corp.	132
4	H&E Equipment Services, Inc.	—
1	Lawson Products, Inc. (a)	—

Shares or Principal Amount (000)	Security Description	Value (000)
	Trading Companies & Distributors (continued)
9,035	MRC Global, Inc. (a)	$117
1	Neff Corp., Class – A (a)	—
90	TAL International Group, Inc.	1
104	Textainer Group Holdings Ltd.	1
4	Univar, Inc. (a)	—
2,105	Watsco, Inc.	247
35	WESCO International, Inc. (a)	2

		1,281

	Wireless Telecommunication Services — 0.00%
3	Boingo Wireless, Inc. (a)	—
3	Shenandoah Telecommunications Co.	—
70	Spok Holdings, Inc.	1

		1

	Total Common Stocks	84,802

	Contingent Rights — 0.00%
	Biotechnology — 0.00%
500	Clinical Data, Inc.*(a)(c)	—

	Technology Hardware, Storage & Peripherals — 0.00%
1,000	Gerber Scientific, Inc.*(a)(b)(d)	—

	Wireless Telecommunication Services — 0.00%
260	Leap Wireless International, Inc.*(a)(d)	—

	Total Contingent Rights	—

	Warrant — 0.00%
	Oil, Gas & Consumable Fuels — 0.00%
160	Magnum Hunter Resources Corp. (a)	—

	Total Warrant	—

	Time Deposit — 3.14%
$3,108	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 1/4/16	3,108

	Total Time Deposit	3,108

	Mutual Funds — 11.10%
141,040	Federated Treasury Obligations Fund, Institutional Shares, 0.08% (e)	141
565,007	SSgA Prime Money Market Fund, 0.19% (f)	565
10,264,822	SSgA Treasury Money Market Fund, 0.00% (f)	10,265

	Total Mutual Funds	10,971

	Repurchase Agreement — 0.44%
$437	Jefferies LLC, 0.40%, 1/4/16 (Purchased on 12/31/15, proceeds at maturity $436,843 collateralized by U.S. Treasury Obligations, 0.11% – 3.16%, 2/15/16 – 8/15/45 fair value $445,561)^^	437

	Total Repurchase Agreement	437

	Total Investments (cost $84,464) — 100.43%	99,318
	Liabilities in excess of other assets — (0.43)%	(423)

	Net Assets — 100.00%	$98,895

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on December 31, 2015 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of December 31, 2015. The total value of securities on loan as of December 31, 2015, was $544 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2015.

(a)	Represents non-income producing security.

(b)	These securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio.
(c)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.

(d)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.

(e)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2015.

(f)	The rate disclosed is the rate in effect on December 31, 2015.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2015 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Small Capitalization-Mid Capitalization Equity Portfolio	Ariel Investments, LLC	Cupps Capital Management, LLC	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Pzena Investment Management, LLC	HC Capital Solutions	Total
Common Stocks	4.00%	14.06%	27.57%	33.55%	0.79%	—	5.78%	—	85.75%
Contingent Rights	—	—	—	—	0.00%	—	—	—	0.00%
Warrant	—	—	—	—	0.00%	—	—	—	0.00%
Time Deposit	0.20%	—	1.33%	1.53%	—	—	0.08%	—	3.14%
Mutual Funds	—	0.57%	0.12%	0.02%	0.01%	2.71%	—	7.67%	11.10%
Repurchase Agreement	—	—	0.38%	0.06%	—	—	—	—	0.44%
Other Assets (Liabilities)	-0.01%	-0.08%	-0.49%	-0.26%	—	0.45%	-0.04%	—	-0.43%

Total Net Assets	4.19%	14.55%	28.91%	34.90%	0.80%	3.16%	5.82%	7.67%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2015.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
91	Russell 2000 Mini Index Future	$10,297	3/18/16	$74

	Net Unrealized Appreciation/(Depreciation)			$74

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 82.81%
	Aerospace & Defense — 0.88%
4,700	Cubic Corp.	$222
13,405	Curtiss-Wright Corp.	917
231	Ducommun, Inc. (a)	4
6,045	Esterline Technologies Corp. (a)	490
44	National Presto Industries, Inc.	4
98	Triumph Group, Inc.	4

		1,641

	Air Freight & Logistics — 0.32%
118	Atlas Air Worldwide Holdings, Inc. (a)	5
50,821	UTI Worldwide, Inc. (a)	357
8,542	XPO Logistics, Inc.^(a)	233

		595

	Airlines — 2.63%
9,323	American Airlines Group, Inc.	395
95	Copa Holdings SA, Class – A	5
3,921	Hawaiian Holdings, Inc. (a)	139
37,236	JetBlue Airways Corp. (a)	843
44,916	United Continental Holdings, Inc. (a)	2,573
55,716	Volaris Aviation Holding Co., ADR (a)	956

		4,911

	Auto Components — 1.26%
114	Cooper Tire & Rubber Co.	4
23,966	Dana Holding Corp.	331
25,524	Fox Factory Holding Corp. (a)	422
10,800	Gentherm, Inc. (a)	512
230	Metaldyne Performance Group, Inc.	4
14,441	Modine Manufacturing Co. (a)	131
21,898	Stoneridge, Inc. (a)	324
13,372	Tenneco, Inc. (a)	613
158	Tower International, Inc.	5

		2,346

	Banks — 5.68%
149	1st Source, Inc.	5
191	American National Bankshares, Inc.	5
15,250	Associated Banc-Corp.	286
321	Banc of California, Inc.	5
177	Banco Latinoamericano de Comercio Exterior SA, Class – E	5
13,525	Bank of the Ozarks, Inc.	669
26,810	BankUnited, Inc.	966
22,160	Banner Corp.	1,015
17,402	BBCN Bancorp, Inc.	300
252	CNB Financial Corp.	5
41,188	Columbia Banking System, Inc.	1,338
136	Community Trust Bancorp, Inc.	5
9,461	Cullen/Frost Bankers, Inc.	568
214	Fidelity Southern Corp.	5
173	Financial Institutions, Inc.	5
1,409	First Bancorp (a)	5
256	First Bancorp	5
188	First Business Financial Services, Inc.	5
20	First Citizens BancShares, Inc., Class – A	5
248	First Community Bancshares, Inc.	5

Shares	Security Description	Value (000)
	Banks (continued)
132	First Financial Corp.	$4
160	First Interstate BancSystem, Inc.	5
14,315	First Midwest BanCorp, Inc.	264
440	First Niagara Financial Group, Inc.	5
252	FirstMerit Corp.	5
159	Great Western Bancorp, Inc.	5
184	Hancock Holding Co.	5
125	Heartland Financial USA, Inc.	4
7,760	Home Bancshares, Inc.	314
175	Horizon Bancorp	5
315	Independent Bank Corp.	5
170	International Bancshares Corp.	4
45,010	Investors Bancorp, Inc.	560
410	Lakeland Bancorp, Inc.	5
210	MainSource Financial Group, Inc.	5
134	National Bankshares, Inc.	5
23,550	National Penn Bancshares, Inc.	290
170	NBT Bancorp, Inc.	5
36,669	PacWest Bancorp	1,579
252	Peoples Bancorp, Inc.	5
14,391	Popular, Inc.	408
262	Sierra Bancorp	5
8,780	SVB Financial Group (a)	1,043
8,375	Synovus Financial Corp.	271
13,480	TCF Financial Corp.	190
286	Triumph Bancorp, Inc. (a)	5
189	Trustmark Corp.	4
230	Univest Corp. of Pennsylvania	5
10,428	Webster Financial Corp.	388

		10,605

	Biotechnology — 1.98%
1,330	Acadia Pharmaceuticals, Inc. (a)	47
150	Acorda Therapeutics, Inc. (a)	6
2,950	Anacor Pharmaceuticals, Inc. (a)	333
4,836	Atara Biotherapeutics, Inc. (a)	128
1,632	BioMarin Pharmaceutical, Inc. (a)	171
9,189	Cepheid, Inc. (a)	336
5,735	Dyax Corp. (a)	216
155	Emergent BioSolutions, Inc. (a)	6
4,950	Intrexon Corp.^	149
2,890	Kite Pharma, Inc. (a)	178
1,996	Medivation, Inc. (a)	96
9,567	Myriad Genetics, Inc. (a)	414
5,655	Neurocrine Biosciences, Inc. (a)	320
2,790	Ophthotech Corp. (a)	219
1,522	PDL BioPharma, Inc.	5
6,125	Portola Pharmaceuticals, Inc. (a)	315
11,596	Sangamo BioSciences, Inc. (a)	106
7,550	Seattle Genetics, Inc. (a)	339
2,710	Ultragenyx Pharmaceutical, Inc. (a)	304

		3,688

	Building Products — 1.44%
5,988	Armstrong World Industries, Inc. (a)	274
11,399	CaesarStone Sdot Yam Ltd. (a)	494
12,276	Gibraltar Industries, Inc. (a)	312

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Building Products (continued)
3,377	Lennox International, Inc.	$422
4,680	Masonite International Corp. (a)	287
6,678	Trex Co., Inc. (a)	254
9,673	Universal Forest Products, Inc.	661

		2,704

	Capital Markets — 1.48%
4,480	Artisan Partners Asset Management, Inc.	162
533	Calamos Asset Management, Inc., Class – A	5
10,344	E*Trade Financial Corp. (a)	307
4,322	Greenhill & Co., Inc.	124
209	Houlihan Lokey, Inc.	5
16,708	Interactive Brokers Group, Inc., Class – A	728
5,316	LPL Financial Holdings, Inc.^	227
297	Oppenheimer Holdings, Inc., Class – A	5
7,270	Raymond James Financial, Inc.	421
15,656	Stifel Financial Corp. (a)	663
6,729	WisdomTree Investments, Inc.	106

		2,753

	Chemicals — 2.17%
133	A. Schulman, Inc.	4
5,092	Albemarle Corp.	285
247	Axiall Corp.	4
2,298	Balchem Corp.	140
6,708	Cabot Corp.	274
9,580	FMC Corp.	375
302	FutureFuel Corp.	4
378	Huntsman Corp.	4
134	Innophos Holdings, Inc.	4
214	Koppers Holdings, Inc. (a)	4
24,826	Kraton Performance Polymers, Inc. (a)	412
713	Kronos Worldwide, Inc.	4
9,003	Methanex Corp.	297
2,293	NewMarket Corp.	873
13,630	PolyOne Corp.	433
12,420	Sensient Technologies Corp.	780
81	Stepan Co.	4
35,180	Tronox Ltd., Class – A	138

		4,039

	Commercial Services & Supplies — 1.13%
5,170	ABM Industries, Inc.	147
501	ACCO Brands Corp. (a)	4
33,394	ARC Document Solutions, Inc. (a)	148
7,459	Brady Corp.	171
60	Deluxe Corp.	3
201	Ennis, Inc.	4
9,447	Essendant, Inc.	307
8,757	KAR Auction Services, Inc.	324
2,635	Matthews International Corp., Class – A	141
136	McGrath RentCorp	3
9,930	Multi-Color Corp.	595
420	Quad Graphics, Inc.	4
240	R.R. Donnelley & Sons Co.	4
210	Steelcase, Inc., Class – A	3

Shares	Security Description	Value (000)
	Commercial Services & Supplies (continued)
9,350	Tetra Tech, Inc.	$243
36	UniFirst Corp.	4
160	West Corp.	3

		2,108

	Communications Equipment — 0.66%
199	BEL Fuse, Inc., Class – B	3
356	Black Box Corp.	3
400	Brocade Communications Systems, Inc.	4
180	Comtech Telecommunications Corp.	4
83	EchoStar Corp., Class – A (a)	3
32,541	Infinera Corp. (a)	590
71,080	ShoreTel, Inc. (a)	629

		1,236

	Construction & Engineering — 0.39%
27,567	MasTec, Inc. (a)	478
186	MYR Group, Inc. (a)	4
6,306	Primoris Services Corp.	139
6,010	Tutor Perini Corp. (a)	101

		722

	Construction Materials — 0.55%
8,603	Eagle Materials, Inc.	519
13,621	Headwaters, Inc. (a)	230
1,997	Martin Marietta Materials, Inc.	273

		1,022

	Consumer Finance — 0.16%
17,507	Green Dot Corp., Class – A (a)	287
150	Nelnet, Inc., Class – A	5
290	Santander Consumer USA Holdings, Inc. (a)	5

		297

	Containers & Packaging — 1.14%
12,761	AptarGroup, Inc.	927
33,008	Berry Plastics Group, Inc. (a)	1,194
125	Greif, Inc., Class – A	4

		2,125

	Diversified Consumer Services — 0.27%
10,999	2U, Inc.^(a)	307
251	American Public Education, Inc. (a)	5
103	Capella Education Co.	5
49,308	Career Education Corp. (a)	179
224	DeVry Education Group, Inc.	6
11	Graham Holdings Co.	5
92	Strayer Education, Inc. (a)	6

		513

	Diversified Financial Services — 0.13%
638	Gain Capital Holdings, Inc.	5
13,220	Leucadia National Corp.	231
279	Marlin Business Services Corp.	4

		240

	Diversified Telecommunication Services — 0.46%
24,209	Cogent Communications Group, Inc.	840
110	Hawaiian Telcom Holdco, Inc. (a)	3
285	IDT Corp.	3
411	Iridium Communications, Inc. (a)	3

		849

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electric Utilities — 0.42%
19,418	El Paso Electric Co.	$747
201	PNM Resources, Inc.	6
154	Portland General Electric Co.	6
302	Spark Energy, Inc., Class – A	6
239	The Empire District Electric Co.	7
167	Unitil Corp.	6

		778

	Electrical Equipment — 1.39%
4,575	Acuity Brands, Inc.	1,070
5,880	AZZ, Inc.	327
5,027	Encore Wire Corp.	186
5,161	EnerSys	289
15,838	Generac Holdings, Inc. (a)	471
18,692	General Cable Corp.	251
84	Preformed Line Products Co.	4
55	Regal-Beloit Corp.	3

		2,601

	Electronic Equipment, Instruments & Components — 3.09%
285	AVX Corp.	3
12,629	Belden, Inc.	603
170	Benchmark Electronics, Inc. (a)	4
27,280	Control4 Corp.^(a)	198
100	Dolby Laboratories, Inc., Class – A	3
20,013	DTS, Inc. (a)	452
364	Electro Rent Corp.	3
37	ePlus, Inc. (a)	3
160	Fabrinet (a)	4
43,523	Flextronics International Ltd. (a)	488
10,074	Insight Enterprises, Inc. (a)	253
4,423	IPG Photonics Corp. (a)	394
13,885	Itron, Inc. (a)	502
18,021	Jabil Circuit, Inc.	420
335	Kimball Electronics, Inc. (a)	4
5,133	Littelfuse, Inc.	550
116	Methode Electronics, Inc.	4
153	PC Connection, Inc.	3
98	Plexus Corp. (a)	3
9,096	Rogers Corp. (a)	469
169	Sanmina Corp. (a)	3
38	SYNNEX Corp.	3
4,353	Tech Data Corp. (a)	289
30,486	Trimble Navigation Ltd. (a)	655
515	TTM Technologies, Inc. (a)	3
8,368	Universal Display Corp. (a)	456
300	Vishay Intertechnology, Inc.	4

		5,776

	Energy Equipment & Services — 0.60%
227	Atwood Oceanics, Inc.	2
156	Diamond Offshore Drilling, Inc.	3
4,098	Dril-Quip, Inc. (a)	243
212	Ensco PLC, ADR	3
211	Exterran Corp. (a)	3
59,575	Key Energy Services, Inc. (a)	29

Shares	Security Description	Value (000)
	Energy Equipment & Services (continued)
79,745	McDermott International, Inc. (a)	$266
262	Noble Corp. PLC	3
161	PHI, Inc. (a)	3
41,215	Superior Energy Services, Inc.	555

		1,110

	Food & Staples Retailing — 1.04%
16,024	Casey’s General Stores, Inc.	1,930
89	Ingles Markets, Inc., Class – A	4
225	SpartanNash Co.	5
187	Village Super Market, Inc., Class – A	5

		1,944

	Food Products — 0.45%
11,442	Amplify Snack Brands, Inc.^(a)	132
100	Cal-Maine Foods, Inc.^	5
113	Fresh Del Monte Produce, Inc.	4
5,900	J&J Snack Foods Corp.	687
75	John B Sanfilippo & Son, Inc.	4
217	Omega Protein Corp. (a)	5
61	Sanderson Farms, Inc.	5
2	Seaboard Corp. (a)	6

		848

	Gas Utilities — 0.74%
102	Southwest Gas Corp.	6
40,618	UGI Corp.	1,371

		1,377

	Health Care Equipment & Supplies — 6.52%
16,395	Abiomed, Inc. (a)	1,481
5,510	Cantel Medical Corp.	342
21,021	DexCom, Inc. (a)	1,723
6,002	Edwards Lifesciences Corp. (a)	474
263	Exactech, Inc. (a)	5
120	Halyard Health, Inc. (a)	4
8,993	HeartWare International, Inc. (a)	453
26,264	Insulet Corp. (a)	993
4,220	Integra LifeSciences Holdings Corp. (a)	286
5,116	LDR Holding Corp. (a)	128
13,222	Neogen Corp. (a)	747
19,722	Nevro Corp. (a)	1,332
18,070	STERIS PLC	1,362
26,011	Tandem Diabetes Care, Inc. (a)	307
5,808	The Cooper Cos., Inc.	779
19,950	West Pharmaceutical Services, Inc.	1,201
18,968	Zeltiq Aesthetics, Inc. (a)	541

		12,158

	Health Care Providers & Services — 2.43%
25,996	Acadia Healthcare Co., Inc. (a)	1,625
172	Aceto Corp.	5
100	Air Methods Corp. (a)	4
109	Almost Family, Inc. (a)	4
29	Chemed Corp.	4
157	Community Health Systems, Inc. (a)	4
13,990	Diplomat Pharmacy, Inc. (a)	479
1,322	Five Star Quality Care, Inc. (a)	4
127	HealthSouth Corp.	4

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services (continued)
345	Kindred Healthcare, Inc.	$4
98	LHC Group, Inc. (a)	4
15,573	LifePoint Hospitals, Inc. (a)	1,144
84	Magellan Health Services, Inc. (a)	5
7,497	MEDNAX, Inc. (a)	537
65	Molina Heathcare, Inc. (a)	4
71	National Healthcare Corp.	4
9,048	Owens & Minor, Inc.	326
95	Patterson Cos., Inc.	4
92	Providence Service Corp. (a)	4
355	Select Medical Holdings Corp.	4
122	Surgical Care Affiliates, Inc. (a)	5
140	Tenet Healthcare Corp. (a)	4
176	The Ensign Group, Inc.	4
13,976	Triple-S Management Corp., Class – A (a)	334
50	WellCare Health Plans, Inc. (a)	4

		4,524

	Health Care Technology — 1.05%
15,465	Allscripts Healthcare Solutions, Inc. (a)	238
220	Inovalon Holdings, Inc., Class – A (a)	4
22,648	Medidata Solutions, Inc. (a)	1,116
19,583	Omnicell, Inc. (a)	609

		1,967

	Hotels, Restaurants & Leisure — 2.46%
320	Bloomin’ Brands, Inc.	5
553	Bravo Brio Restaurant Group, Inc. (a)	5
7,972	Buffalo Wild Wings, Inc. (a)	1,273
7,015	Chuy’s Holdings, Inc. (a)	220
17,682	ClubCorp Holdings, Inc.	323
12,351	Diamond Resorts International, Inc. (a)	315
109	Hyatt Hotels Corp., Class – A (a)	5
155	International Speedway Corp., Class – A	5
339	Interval Leisure Group, Inc.	5
270	Marcus Corp.	5
57,980	Ruby Tuesday, Inc. (a)	319
299	SeaWorld Entertainment, Inc.	6
1,150	Shake Shack, Inc., Class – A^(a)	46
240	Speedway Motorsports, Inc.	5
11,948	Texas Roadhouse, Inc., Class – A	427
11,827	Vail Resorts, Inc.	1,515
4,150	Zoe’s Kitchen, Inc.^(a)	116

		4,595

	Household Durables — 0.82%
2,316	CalAtlantic Group, Inc.	88
154	CSS Industries, Inc.	4
92	Flexsteel Industries, Inc.	4
5,268	Harman International Industries, Inc.	496
4,990	Helen of Troy Ltd. (a)	470
17,666	Libbey, Inc.	377
318	Lifetime Brands, Inc.	4
1,731	Universal Electronics, Inc. (a)	89

		1,532

	Household Products — 0.00%
127	Central Garden & Pet Co., Class – A (a)	2

Shares	Security Description	Value (000)
	Independent Power and Renewable Electricity Producers — 0.01%
542	NRG Energy, Inc., Class – C	$6
437	NRG Yield, Inc., Class – C	7

		13

	Industrial Conglomerates — 0.10%
2,148	Carlisle Cos., Inc.	191

	Insurance — 3.30%
1,013	Alleghany Corp.(a)	485
160	American Equity Investment Life Holding Co.	4
23,050	American Financial Group, Inc.	1,662
42	American National Insurance Co.	4
17,710	Argo Group International Holdings Ltd.	1,060
5,165	Aspen Insurance Holdings Ltd.	249
175	Assured Guaranty Ltd.	5
176	EMC Insurance Group, Inc.	4
12,185	Endurance Specialty Holdings Ltd.	780
2,790	Everest Re Group Ltd.	511
12,725	Genworth Financial, Inc., Class – A (a)	47
372	Hallmark Financial Services, Inc. (a)	4
125	HCI Group, Inc.	4
272	Maiden Holdings Ltd.	4
17	National Western Life Group, Inc., Class – A	4
1,890	Primerica, Inc.	89
3,700	StanCorp Financial Group, Inc.	421
13,040	Stewart Information Services Corp.	488
6,180	W.R. Berkley Corp.	338

		6,163

	Internet & Catalog Retail — 0.43%
443	1-800-FLOWERS.COM, Inc., Class – A (a)	3
16,814	Wayfair, Inc., Class – A^(a)	801

		804

	Internet Software & Services — 2.26%
4,001	Akamai Technologies, Inc. (a)	211
334	Bankrate, Inc. (a)	4
465	Blucora, Inc. (a)	5
52,451	Brightcove, Inc. (a)	325
13,560	Cvent, Inc. (a)	473
486	DHI Group, Inc. (a)	4
603	EarthLink Holdings Corp.	4
9,248	Envestnet, Inc. (a)	276
6,885	GoDaddy, Inc., Class – A (a)	221
34,216	Gogo, Inc.^(a)	609
17,408	Hortonworks, Inc.^(a)	381
58	j2 Global, Inc.	5
7,638	LogMeln, Inc. (a)	513
14,223	Monster Worldwide, Inc. (a)	81
23,660	New Relic, Inc. (a)	863
22,826	QuinStreet, Inc. (a)	98
410	United Online, Inc. (a)	5
6,698	Web.com Group, Inc. (a)	134

		4,212

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services — 2.46%
100	Blackhawk Network Holdings, Inc. (a)	$4
156	Booz Allen Hamilton Holding Corp.	5
48	CACI International, Inc., Class – A (a)	4
128	Cardtronics, Inc. (a)	4
82	Cass Information Systems, Inc.	4
192	Convergys Corp.	5
114	CoreLogic, Inc. (a)	4
135	CSG Systems International, Inc.	5
163	CSRA, Inc.	5
586	Datalink Corp. (a)	4
8,150	Euronet Worldwide, Inc. (a)	590
1,219	Everi Holdings, Inc. (a)	5
13,928	Global Payments, Inc.	898
1,855	Heartland Payment Systems, Inc.	176
17,066	Jack Henry & Associates, Inc.	1,332
82	Leidos Holdings, Inc.	5
975	Lionbridge Technologies, Inc. (a)	5
6,520	Luxoft Holding, Inc. (a)	503
146	ManTech International Corp., Class – A	4
10,780	MAXIMUS, Inc.	606
189	NeuStar, Inc., Class – A (a)	5
268	Perficient, Inc. (a)	5
90	Science Applications International Corp.	4
147	Sykes Enterprises, Inc. (a)	5
165	TeleTech Holdings, Inc.	5
264	The Hackett Group, Inc.	4
5,090	VeriFone Systems, Inc. (a)	143
8,000	WNS (Holdings) Ltd., ADR (a)	250

		4,589

	Leisure Products — 0.15%
29,401	Callaway Golf Co.	277
545	JAKKS Pacific, Inc. (a)	4
191	Johnson Outdoors, Inc., Class – A	4

		285

	Life Sciences Tools & Services — 1.19%
542	Affymetrix, Inc. (a)	5
296	Albany Molecular Research, Inc. (a)	6
41	Bio-Rad Laboratories, Inc., Class – A (a)	6
60	Bio-Techne Corp.	5
253	Bruker Biosciences Corp. (a)	6
11,529	Cambrex Corp. (a)	543
75	Charles River Laboratories International, Inc. (a)	6
1,762	Harvard Bioscience, Inc. (a)	6
3,541	Illumina, Inc. (a)	680
14,572	INC Research Holdings, Inc., Class – A (a)	706
263	Luminex Corp. (a)	6
82	PAREXEL International Corp. (a)	6
131	PRA Health Sciences, Inc. (a)	6
8,063	QIAGEN NV (a)	223
216	VWR Corp. (a)	6

		2,216

Shares	Security Description	Value (000)
	Machinery — 2.97%
15,610	Actuant Corp., Class – A	$374
67	AGCO Corp.	3
73	American Railcar Industries	3
203	Briggs & Stratton Corp.	4
13,375	Chart Industries, Inc. (a)	240
12,910	Columbus McKinnon Corp.	244
1,253	Commercial Vehicle Group, Inc. (a)	3
168	Freightcar America, Inc.	3
167	Global Brass & Copper Holdings, Inc.	4
18,464	Harsco Corp.	145
63	Hyster-Yale Materials Handling, Inc.	3
10,080	IDEX Corp.	772
19,590	ITT Corp.	712
295	Joy Global, Inc.	4
9,902	Lincoln Electric Holdings, Inc.	514
30,664	Meritor, Inc. (a)	256
173	Miller Industries, Inc.	4
91	Oshkosh Corp.	4
9,543	Snap-on, Inc.	1,635
11,103	Terex Corp.	205
122	The Greenbrier Cos., Inc.	4
119	The Timken Co.	3
7,325	TriMas Corp. (a)	137
151	Trinity Industries, Inc.	4
4,888	Wabash National Corp. (a)	58
1,951	WABCO Holdings, Inc. (a)	200

		5,538

	Marine — 0.12%
4,368	Kirby Corp. (a)	230

	Media — 0.78%
110	AMC Entertainment Holdings, Inc., Class – A	3
235	Entercom Communications Corp. (a)	3
166	Gannett, Inc. Com	3
64,268	Global Eagle Entertainment, Inc. (a)	634
622	Harte-Hanks, Inc.	2
10,785	Imax Corp. (a)	383
13,307	Lions Gate Entertainment Corp.	431
85	Sinclair Broadcast Group, Inc.	3
145	Time, Inc.	2
264	Townsquare Media, Inc., Class – A (a)	3
225	Tribune Publishing Co.	2
55	Viacom, Inc., Class – A	2

		1,471

	Metals & Mining — 1.14%
11,901	Agnico-Eagle Mines Ltd.	313
60,047	Allegheny Technologies, Inc.	675
14,696	Carpenter Technology Corp.	444
66,533	Coeur d’Alene Mines Corp. (a)	165
260	Commercial Metals Co.	4
32,882	Ferroglobe PLC	353
19,350	Horsehead Holding Corp.^(a)	40
8,740	Schnitzer Steel Industries, Inc., Class – A	126

		2,120

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multiline Retail — 0.00%
101	Big Lots, Inc.	$4
59	Dillard’s, Inc., Class – A	4

		8

	Multi-Utilities — 0.42%
167	Avista Corp.	6
16,693	Black Hills Corp.	775

		781

	Oil, Gas & Consumable Fuels — 1.43%
196	Alon USA Energy, Inc.	3
40,180	Carrizo Oil & Gas, Inc. (a)	1,189
124	Delek US Holdings, Inc.	3
18,890	Energen Corp.	774
542	Hallador Energy Co.	2
14,077	Interoil Corp. (a)	442
4,870	Matador Resources Co. (a)	96
63	REX American Resources Corp. (a)	3
100	Targa Resources Corp.	3
150	Teekay Shipping Corp.	1
77	Western Refining, Inc.	3
25,188	WPX Energy, Inc. (a)	145

		2,664

	Paper & Forest Products — 0.51%
9,218	Boise Cascade Co. (a)	235
592	Clearwater Paper Corp. (a)	27
100	Domtar Corp.	4
37,178	Louisiana-Pacific Corp. (a)	669
247	P.H. Glatfelter Co.	5
100	Schweitzer-Mauduit International, Inc.	4

		944

	Personal Products — 0.00%
56	Nu Skin Enterprises, Inc., Class – A	3
57	Nutraceutical International Corp. (a)	1

		4

	Pharmaceuticals — 0.35%
206	Catalent, Inc. (a)	5
127	Impax Laboratories, Inc. (a)	5
5,099	Intra-Cellular Therapies, Inc. (a)	274
141	Lannett Co., Inc. (a)	6
19,833	Nektar Therapeutics (a)	334
161	Phibro Animal Health Corp., Class – A	5
109	Prestige Brands Holdings, Inc. (a)	6
377	Sagent Pharmaceuticals, Inc. (a)	6
623	SciClone Pharmaceuticals, Inc. (a)	6
145	The Medicines Co. (a)	5

		652

	Professional Services — 0.01%
379	CBIZ, Inc. (a)	4
257	Kelly Services, Inc., Class – A	4
60	VSE Corp.	4

		12

	Real Estate Investment Trusts — 2.81%
26,100	Acadia Realty Trust	865
424	AG Mortgage Investment Trust, Inc.	5

Shares	Security Description	Value (000)
	Real Estate Investment Trusts (continued)
12,647	Alexandria Real Estate Equities, Inc.	$1,142
412	American Capital Mortgage Investment Corp.	6
1,290	Anworth Mortgage Asset Corp.	6
430	Apollo Residential Mortgage, Inc.	5
274	ARMOUR Residential REIT, Inc.	6
921	Ashford Hospitality Trust	6
857	Campus Crest Communities, Inc. (a)	6
587	Capstead Mortgage Corp.	5
413	CBL & Associates Properties, Inc.	5
818	Cedar Realty Trust, Inc.	6
295	Colony Capital, Inc., Class – A	6
798	CYS Investments, Inc.	6
6,724	DiamondRock Hospitality Co.	65
182	DuPont Fabros Technology, Inc.	6
905	Dynex Capital, Inc.	6
13,361	EastGroup Properties, Inc.	743
12,220	Equity Commonwealth (a)	339
519	First Potomac Realty Trust	6
399	Hatteras Financial Corp.	5
433	Invesco Mortgage Capital	5
767	Investors Real Estate Trust	5
712	Lexington Realty Trust	6
12,463	Mid-America Apartment Communities, Inc.	1,132
495	New Residential Investment Corp.	6
282	Pennsylvania Real Estate Investment Trust	6
67	PS Business Parks, Inc.	6
2,196	RAIT Financial Trust	6
62,415	Redwood Trust, Inc.	824
524	Western Asset Mortgage Capital Corp.	5
550	WP GLIMCHER, Inc.	6

		5,252

	Real Estate Management & Development — 0.00%
147	RE/MAX Holdings, Inc., Class – A	5

	Road & Rail — 0.11%
218	ArcBest Corp.	5
250	Covenant Transportation Group, Inc., Class – A (a)	5
13,973	Swift Transportation Co. (a)	192

		202

	Semiconductors & Semiconductor Equipment — 6.62%
839	Amkor Technology, Inc. (a)	5
21,032	Atmel Corp.	181
14,568	Cavium, Inc. (a)	957
155	Cirrus Logic, Inc. (a)	5
425	Cohu, Inc.	5
14,927	Cree, Inc. (a)	398
98,405	Cypress Semiconductor Corp.	965
9,795	Diodes, Inc. (a)	225
398	Entegris, Inc. (a)	5
22,303	Fairchild Semiconductor International, Inc. (a)	462
52,948	Integrated Device Technology, Inc. (a)	1,395
443	IXYS Corp.	6
18,895	MA-COM Technology Solutions Holdings, Inc. (a)	773
74,399	Mattson Technology, Inc. (a)	263
11,094	Maxim Integrated Products, Inc.	422

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
14,160	MKS Instruments, Inc.	$510
11,468	Monolithic Power Systems, Inc.	731
169	OmniVision Technologies, Inc. (a)	5
50,873	ON Semiconductor Corp. (a)	499
421	Photronics, Inc. (a)	5
16,868	Qorvo, Inc. (a)	859
116,590	QuickLogic Corp. (a)	132
5,838	Semtech Corp. (a)	110
3,209	Silicon Laboratories, Inc. (a)	156
10,832	Skyworks Solutions, Inc.	832
5,869	Synaptics, Inc. (a)	472
15,404	Tessera Technologies, Inc.	462
24,285	Tower Semiconductor Ltd. (a)	341
1,104	Ultra Clean Holdings, Inc. (a)	6
30,085	Ultratech, Inc. (a)	596
28,425	Veeco Instruments, Inc. (a)	584
863	Xcerra Corp. (a)	5

		12,372

	Software — 6.74%
7,070	Blackbaud, Inc.	466
17,990	Callidus Software, Inc. (a)	334
13,700	CyberArk Software Ltd. (a)	619
145	Ebix, Inc.	5
10,425	Electronic Arts, Inc. (a)	716
10,383	Ellie Mae, Inc. (a)	625
335	EPIQ Systems, Inc.	4
50	Fair Isaac Corp.	5
12,598	Fleetmatics Group Ltd. (a)	640
12,905	Fortinet, Inc. (a)	402
9,728	Guidewire Software, Inc. (a)	585
7,290	HubSpot, Inc. (a)	410
261	King Digital Entertainment PLC	5
10,180	Manhattan Associates, Inc. (a)	674
261	Mentor Graphics Corp.	5
512	NetSuite, Inc. (a)	43
13,920	Nuance Communications, Inc. (a)	277
14,135	Paycom Software, Inc. (a)	532
17,620	Proofpoint, Inc. (a)	1,145
9,668	PTC, Inc. (a)	335
64,578	Rovi Corp. (a)	1,076
40,662	SeaChange International, Inc. (a)	274
27,964	Silver Spring Networks, Inc. (a)	403
9,020	Tangoe, Inc. (a)	76
937	Telecommunication Systems, Inc. (a)	5
2,237	The Ultimate Software Group, Inc. (a)	437
49,213	TiVo, Inc. (a)	425
8,734	Tyler Technologies, Inc. (a)	1,522
6,457	Zendesk, Inc. (a)	171
130,072	Zynga, Inc. (a)	349

		12,565

	Specialty Retail — 1.96%
416	Ascena Retail Group, Inc. (a)	4
462	Big 5 Sporting Goods Corp.	5
11,994	Chico’s FAS, Inc.	128

Shares	Security Description	Value (000)
	Specialty Retail (continued)
13,632	Francesca’s Holdings Corp. (a)	$237
133	GameStop Corp., Class – A	4
51	Group 1 Automotive, Inc.	4
15,246	MarineMax, Inc. (a)	281
98	Outerwall, Inc.	4
663	Pier 1 Imports, Inc.	3
15,260	Rent-A-Center, Inc.	228
8,317	Restoration Hardware Holdings, Inc. (a)	661
187	Shoe Carnival, Inc.	4
179	Sonic Automotive, Inc., Class – A	4
5,448	Sportsman’s Warehouse Holdings, Inc. (a)	70
590	Stein Mart, Inc.	4
261	The Finish Line, Inc., Class – A	5
25,743	Tile Shop Holdings, Inc. (a)	422
703	Tilly’s, Inc., Class – A (a)	5
18,448	Tractor Supply Co.	1,577

		3,650

	Technology Hardware, Storage & Peripherals — 0.19%
88	Lexmark International, Inc., Class – A	3
28,268	QLogic Corp. (a)	345

		348

	Textiles, Apparel & Luxury Goods — 1.15%
9,680	Columbia Sportswear Co.	472
112	Fossil Group, Inc. (a)	4
24,812	G-III Apparel Group Ltd. (a)	1,099
162	Movado Group, Inc.	4
1,730	Oxford Industries, Inc.	110
27,096	Wolverine World Wide, Inc.	453

		2,142

	Thrifts & Mortgage Finance — 0.40%
147	Federal Agricultural Mortgage Corp., Class – C	5
120	First Defiance Financial Corp.	5
202	HomeStreet, Inc. (a)	4
5,208	LendingTree, Inc. (a)	465
8,272	PHH Corp. (a)	134
791	TrustCo Bank Corp. NY	5
3,810	WSFS Financial Corp.	123

		741

	Tobacco — 0.16%
5,427	Universal Corp.	304

	Trading Companies & Distributors — 1.30%
179	Aircastle Ltd.	4
13,245	Applied Industrial Technologies, Inc.	536
14,412	Beacon Roofing Supply, Inc. (a)	592
18,538	BMC Stock Holdings, Inc. (a)	311
377	CAI International, Inc. (a)	4
6,492	GATX Corp.	276
16,888	MRC Global, Inc. (a)	218
216	TAL International Group, Inc.	3
249	Textainer Group Holdings Ltd.	4
4,001	Watsco, Inc.	469
85	WESCO International, Inc. (a)	4

		2,421

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Wireless Telecommunication Services — 0.00%
166	Spok Holdings, Inc.	$3

	Total Common Stocks	154,508

	Contingent Rights — 0.00%
	Biotechnology — 0.00%
700	Clinical Data, Inc.*(a)(b)	—

	Technology Hardware, Storage & Peripherals — 0.00%
1,400	Gerber Scientific, Inc.*(a)(c)(d)	—

	Total Contingent Rights	—

	Time Deposit — 3.08%
$5,754	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 1/4/16	5,754

	Total Time Deposit	5,754

	Mutual Funds — 14.20%
675,829	Federated Treasury Obligations Fund, Institutional Shares, 0.08% (e)	676
1,176,996	SSgA Prime Money Market Fund, 0.19% (f)	1,177
24,639,936	SSgA Treasury Money Market Fund, 0.00% (f)	24,640

	Total Mutual Funds	26,493

	Repurchase Agreement — 1.24%
$2,311	Jefferies LLC, 0.40%, 1/4/16 (Purchased on 12/31/15, proceeds at maturity $2,311,131 collateralized by U.S. Treasury Obligations, 0.11% – 3.16%, 2/15/16 – 8/15/45 fair value $2,357,249)^^	2,311

	Total Repurchase Agreement	2,311

	Total Investments (cost $156,668) — 101.33%	189,066
	Liabilities in excess of other assets — (1.33)%	(2,490)

	Net Assets — 100.00%	$186,576

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on December 31, 2015 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of December 31, 2015. The total value of securities on loan as of December 31, 2015, was $2,850 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2015.

(a)	Represents non-income producing security.

(b)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.

(c)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.

(d)	These securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio.

(e)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2015.

(f)	The rate disclosed is the rate in effect on December 31, 2015.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2015 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio	Cupps Capital Management, LLC	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Pzena Investment Management, LLC	HC Capital Solutions	Total
Common Stocks	15.32%	27.50%	33.85%	0.82%	—	5.32%	—	82.81%
Contingent Rights	—	—	—	0.00%	—	—	—	0.00%
Time Deposit	—	1.42%	1.58%	—	—	0.08%	—	3.08%
Mutual Funds	0.80%	0.17%	0.02%	0.02%	2.25%	—	10.94%	14.20%
Repurchase Agreement	0.57%	0.60%	0.07%		—	—	—	1.24%
Other Assets (Liabilities)	-0.82%	-0.77%	-0.29%	0.00%	0.60%	-0.05%	—	-1.33%

Total Net Assets	15.87%	28.92%	35.23%	0.84%	2.85%	5.35%	10.94%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2015.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
226	Russell 2000 Index Future	$25,572	3/18/16	$230

	Net Unrealized Appreciation/(Depreciation)			$230

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 90.27%
	Food & Staples Retailing — 0.93%
13,264	CVS Caremark Corp.	$1,297

	Hotels, Restaurants & Leisure — 3.17%
107,467	Hilton Worldwide Holdings, Inc.	2,299
29,436	Wyndham Worldwide Corp.	2,139

		4,438

	Household Durables — 0.96%
42,166	D.R. Horton, Inc.	1,351

	Real Estate Investment Trusts — 80.39%
40,147	Acadia Realty Trust	1,331
46,760	American Tower Corp.	4,533
57,091	AvalonBay Communities, Inc.	10,512
197,995	Big Yellow Group PLC	2,348
42,266	Boston Properties, Inc.	5,391
177,943	Douglas Emmett, Inc.	5,548
121,488	Duke Realty Corp.	2,554
8,764	Equinix, Inc.	2,650
53,745	Equity Lifestyle Properties, Inc.	3,583
100,190	Equity One, Inc.	2,720
78,450	Equity Residential	6,401
33,849	Essex Property Trust, Inc.	8,104
35,996	Extra Space Storage, Inc.	3,175
36,676	Federal Realty Investment Trust	5,358
176,491	General Growth Properties, Inc.	4,802
95,300	Healthcare Trust of America, Inc., Class – A	2,570
25,383	Kite Realty Group Trust	658
99,718	Paramount Group, Inc.	1,805
37,165	Pebblebrook Hotel Trust	1,041
117,826	Physicians Realty Trust	1,987
25,850	PS Business Parks, Inc.	2,260
36,963	Public Storage	9,156
61,823	Simon Property Group, Inc.	12,021
44,993	SL Green Realty Corp.	5,083
103,742	Welltower, Inc.	7,058

		112,649

Shares	Security Description	Value (000)
	Real Estate Management & Development — 4.82%
210,467	Forest City Enterprises, Inc., Class – A (a)	$4,616
4,024	Jones Lang LaSalle, Inc.	643
61,783	Kennedy-Wilson Holdings, Inc.	1,488

		6,747

	Total Common Stocks	126,482

	Mutual Funds — 9.40%
2,338,633	DWS Government Cash Money Market Fund, 0.15% (b)	2,339
10,836,091	SSgA Treasury Money Market Fund, 0.00% (b)	10,836

	Total Mutual Funds	13,175

	Total Investments (cost $113,732) — 99.67%	139,657
	Other assets in excess of liabilities — 0.33%	460

	Net Assets — 100.00%	$140,117

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on December 31, 2015.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2015 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Real Estate Securities Portfolio	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	—	90.27%	—	90.27%
Mutual Funds	1.31%	1.67%	6.42%	9.40%
Other Assets (Liabilities)	0.11%	0.22%	—	0.33%

Total Net Assets	1.42%	92.16%	6.42%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2015.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
87	Dow Jones U.S. Real Estate Index Future	$2,559	3/18/16	$63

	Net Unrealized Appreciation/(Depreciation)			$63

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 70.28%
	Australia — 2.49%
191,368	Alumina Ltd. (Metals & Mining)	$160
84,143	Amcor Ltd. (Containers & Packaging)	817
229,107	BHP Billiton Ltd. (Metals & Mining)	2,947
59,309	Boral Ltd. (Construction Materials)	254
165,149	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	4,513
1,061,399	Fortescue Metals Group Ltd. (Metals & Mining)^	1,428
403,365	Iluka Resources Ltd. (Metals & Mining)	1,784
126,965	Incitec Pivot Ltd. (Chemicals)	363
1,906,969	Medusa Mining Ltd. (Metals & Mining) (a)	501
54,636	Newcrest Mining Ltd. (Metals & Mining) (a)	517
28,243	Orica Ltd. (Chemicals)	316
353,606	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	1,196
30,247	Rio Tinto Ltd. (Metals & Mining)	978
1,201,897	Santos Ltd. (Oil, Gas & Consumable Fuels)	3,200
770,383	Western Areas Ltd. (Metals & Mining)	1,248
150,374	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	3,132

		23,354

	Austria — 0.29%
29,824	OMV AG (Oil, Gas & Consumable Fuels)	846
293,889	Schoeller-Bleckmann Oilfield Equipment AG, ADR (Energy Equipment & Services)*	1,610
8,493	Voestalpine AG (Metals & Mining)	260

		2,716

	Belgium — 0.45%
5,292	Solvay SA (Chemicals)	565
87,669	Umicore SA (Chemicals)	3,676

		4,241

	Bermuda — 0.07%
654,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	581
142,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	83

		664

	Brazil — 0.34%
51,600	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	52
20,213	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	129
20,577	Duratex SA (Paper & Forest Products)	31
18,900	Fibria Celulose SA (Paper & Forest Products)	248
603,712	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels) (a)	1,308
73,303	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	1,120
97,510	Vale SA (Metals & Mining)	321

		3,209

	Canada — 6.16%
16,300	Agnico-Eagle Mines Ltd. (Metals & Mining)	429
9,687	Agrium, Inc. (Chemicals)^	866
29,300	AltaGas Ltd. (Oil, Gas & Consumable Fuels)	654
69,400	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	838

Shares	Security Description	Value (000)
	Canada (continued)
80,300	Cameco Corp. (Oil, Gas & Consumable Fuels)	$991
293,669	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	6,415
98,300	Canadian Oil Sands Ltd. (Oil, Gas & Consumable Fuels)	588
1,600	CCL Industries, Inc., Class B (Containers & Packaging)	259
169,014	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	2,138
496,404	Eldorado Gold Corp. (Metals & Mining)	1,471
174,411	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	5,799
419,671	First Quantum Minerals Ltd. (Metals & Mining)	1,571
10,340	Franco-Nevada Corp. (Metals & Mining)	473
386,918	Goldcorp, Inc. (Metals & Mining)	4,473
70,515	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)	729
72,988	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	2,374
60,160	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	1,960
68,100	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)^	1,093
34,500	Keyera Corp. (Oil, Gas & Consumable Fuels)	1,004
53,000	Methanex Corp. (Chemicals)	1,751
69,569	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	1,516
30,600	Peyto Exploration & Development Corp. (Oil, Gas & Consumable Fuels)	550
59,546	Potash Corp. of Saskatchewan, Inc. (Chemicals)	1,020
30,551	Silver Wheaton Corp. (Metals & Mining)	380
293,198	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	7,570
42,997	Teck Cominco Ltd., Class B (Metals & Mining)^	166
280,500	TransCanada Corp. (Oil, Gas & Consumable Fuels)^	9,163
76,206	Turquoise Hill Resources Ltd. (Metals & Mining) (a)	193
73,448	Uranium Participation Corp. (Capital Markets) (a)	272
48,200	Veresen, Inc. (Oil, Gas & Consumable Fuels)^	309
22,300	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels)^	606
5,200	West Fraser Timber Co. Ltd. (Paper & Forest Products)	197

		57,818

	Chile — 0.11%
94,714	Empresas CMPC SA (Paper & Forest Products)	205
92,242	Empresas Copec SA (Oil, Gas & Consumable Fuels)	792

		997

	China — 1.47%
300,000	Aluminum Corp. of China Ltd., H Shares (Metals & Mining) (a)	98
777,700	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	2,079
441,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)^	168

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
299,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	$257
5,173,869	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	3,108
689,300	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	1,076
3,621,302	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	3,770
100,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	118
4,278,729	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	2,801
264,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals) (a)	104
308,000	Yanzhou Coal Mining Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)^	143
443,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	116

		13,838

	Colombia — 0.05%
30,543	Cementos Argos SA (Construction Materials)	94
814,818	Ecopetrol SA (Oil, Gas & Consumable Fuels)	286
22,006	Grupo Argos SA (Construction Materials)	112

		492

	Curaçao — 2.69%
361,425	Schlumberger Ltd. (Energy Equipment & Services)	25,209

	Denmark — 0.12%
5,746	Christian Hansen Holding A/S (Chemicals)	359
16,657	Novozymes A/S, B Shares (Chemicals)	798

		1,157

	Finland — 0.19%
25,975	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	775
41,709	Stora Enso Oyj, R Shares (Paper & Forest Products)	377
35,841	UPM-Kymmene Oyj (Paper & Forest Products)	666

		1,818

	France — 2.07%
24,589	Air Liquide SA (Chemicals)	2,760
4,966	Arkema SA (Chemicals)	348
2,587	Imerys SA (Construction Materials)	181
21,223	Technip SA (Energy Equipment & Services)	1,055
335,712	Total SA (Oil, Gas & Consumable Fuels) (b)	15,048

		19,392

	Germany — 1.31%
51,845	Aurubis AG (Metals & Mining)	2,625
65,566	BASF SE (Chemicals)	4,993
8,123	Evonik Industries AG (Chemicals)	269
10,089	HeidelbergCement AG (Construction Materials)	822
14,503	K+S AG – Registered (Chemicals)	370
6,935	Lanxess AG (Chemicals)	319
13,292	Linde AG (Chemicals)	1,920
8,144	Symrise AG (Chemicals)	539
24,173	ThyssenKrupp AG (Metals & Mining)	479

		12,336

Shares	Security Description	Value (000)
	Greece — 0.01%
3,504	Titan Cement Co., SA (Construction Materials)	$67

	Hungary — 0.03%
6,042	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	295

	India — 0.45%
132,519	Reliance Industries Ltd., GDR (Oil, Gas & Consumable Fuels) (c)	4,055
21,972	Tata Steel Ltd., Registered Shares, GDR (Metals & Mining)	87
16,783	Vedanta Ltd., ADR (Metals & Mining)	93

		4,235

	Indonesia — 0.05%
2,377,300	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	88
111,600	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	179
224,700	PT Semen Gresik (Persero) Tbk (Construction Materials)	184

		451

	Ireland (Republic of) — 0.18%
58,672	CRH PLC (Construction Materials)	1,692

	Israel — 0.02%
38,536	Israel Chemicals Ltd. (Chemicals)	156

	Italy — 1.46%
892,040	Eni SpA (Oil, Gas & Consumable Fuels)	13,253
53,733	Saipem SpA (Energy Equipment & Services)^(a)	434

		13,687

	Japan — 3.04%
12,000	Air Water, Inc. (Chemicals)	193
83,000	Asahi Kasei Corp. (Chemicals)	561
22,100	Daicel Corp. (Chemicals)	329
7,900	Hitachi Chemical Co. Ltd. (Chemicals)	125
16,000	Hitachi Metals Ltd. (Metals & Mining)	197
14,500	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	232
612,800	INPEX Corp. (Oil, Gas & Consumable Fuels)	5,974
35,100	JFE Holdings, Inc. (Metals & Mining)	551
142,000	JGC Corp. (Construction & Engineering)	2,174
14,400	JSR Corp. (Chemicals)	224
455,444	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,912
21,000	Kaneka Corp. (Chemicals)	218
17,000	Kansai Paint Co. Ltd. (Chemicals)	258
235,000	Kobe Steel Ltd. (Metals & Mining)	255
152,100	Komatsu Ltd. (Machinery)	2,489
26,100	Kuraray Co. Ltd. (Chemicals)	316
4,100	Maruichi Steel Tube Ltd. (Metals & Mining)	121
89,800	Mitsubishi Chemical Holdings Corp. (Chemicals)	570
30,000	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	153
1,231,000	Mitsubishi Materials Corp. (Metals & Mining)	3,879
62,000	Mitsui Chemicals, Inc. (Chemicals)	275
11,100	Nippon Paint Holdings Co. Ltd. (Chemicals)	269

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
54,200	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	$1,072
11,800	Nitto Denko Corp. (Chemicals)	862
60,000	Oji Paper Co. Ltd. (Paper & Forest Products)	241
29,315	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,594
31,100	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	254
99,000	Sumitomo Chemical Co. Ltd. (Chemicals)	569
29,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	352
89,000	Taiheiyo Cement Corp. (Construction Materials)	260
11,500	Taiyo Nippon Sanso Corp. (Chemicals)	104
71,000	Teijin Ltd. (Chemicals)	242
57,000	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	481
105,000	Toray Industries, Inc. (Chemicals)	976
12,600	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	234

		28,516

	Jersey — 0.62%
872,945	Glencore International PLC (Metals & Mining)	1,157
52,650	Petrofac Ltd. (Energy Equipment & Services)	617
65,027	Randgold Resources Ltd. (Metals & Mining)	4,006

		5,780

	Luxembourg — 0.15%
75,714	ArcelorMittal (Metals & Mining)^	319
95,794	Tenaris SA (Energy Equipment & Services)	1,135

		1,454

	Malaysia — 0.11%
387,550	Bumi Armada Berhad (Energy Equipment & Services)	92
31,600	Lafarge Malayan Cement Berhad (Construction Materials)	65
212,200	Petronas Chemicals Group Berhad (Chemicals)	359
41,000	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	238
544,300	SapuraKencana Petroleum Berhad (Energy Equipment & Services)	255

		1,009

	Mexico — 0.14%
845,167	Cemex SAB de CV (Construction Materials) (a)	463
254,734	Grupo Mexico SAB de CV, Series B (Metals & Mining)	544
10,539	Industrias Penoles SAB de CV (Metals & Mining)	108
79,532	Mexichem SAB de CV (Chemicals)	178

		1,293

	Mongolia — 0.06%
25,735,800	Mongolian Mining Corp. (Metals & Mining) (a)	578

Shares	Security Description	Value (000)
	Netherlands — 0.86%
17,687	Akzo Nobel NV (Chemicals)	$1,182
8,589	Core Laboratories NV (Energy Equipment & Services)	934
12,147	Koninklijke DSM NV (Chemicals)	609
14,213	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	612
54,669	LyondellBasell Industries NV, Class – A (Chemicals)	4,750

		8,087

	New Zealand — 0.03%
52,119	Fletcher Building Ltd. (Construction Materials)	261

	Norway — 1.36%
1,137,902	Norsk Hydro ASA (Metals & Mining)	4,231
485,365	Statoil ASA (Oil, Gas & Consumable Fuels)	6,772
77,553	TGS Nopec Geophysical Co. ASA (Energy Equipment & Services)^	1,235
11,905	Yara International ASA (Chemicals)	512

		12,750

	Papua New Guinea — 0.14%
277,947	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	1,352

	Peru — 0.01%
14,500	Compania de Minas Buenaventura SA, ADR (Metals & Mining) (a)	62

	Poland — 0.21%
3,383	Grupa Azoty SA (Chemicals) (a)	86
15,267	Grupa Lotos SA (Oil, Gas & Consumable Fuels) (a)	105
10,608	KGHM Polska Miedz SA (Metals & Mining)	171
65,082	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	1,123
358,943	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	470
43,774	Synthos SA (Chemicals)	42

		1,997

	Portugal — 0.10%
78,185	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)	912

	Russia — 1.45%
1,214,217	Gazprom OAO – Sponsored ADR (Oil, Gas & Consumable Fuels)	4,515
103,532	Lukoil PJSC, ADR (Oil, Gas & Consumable Fuels)	3,352
40,393	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	513
18,445	NovaTek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	1,519
238,310	Rosneft Oil Co. OJSC, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	831
15,568	Severstal, Registered Shares, GDR (Metals & Mining)	130
328,084	Surgutneftegas, ADR (Oil, Gas & Consumable Fuels)	1,496
47,351	Tatneft, ADR (Oil, Gas & Consumable Fuels)	1,252

		13,608

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa — 0.40%
4,534	Anglo Platinum Ltd. (Metals & Mining) (a)	$55
23,659	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)^	67
58,952	Gold Fields Ltd. (Metals & Mining)	161
40,718	Impala Platinum Holdings Ltd. (Metals & Mining) (a)	66
8,965	Mondi Ltd. (Paper & Forest Products)	178
41,221	Sappi Ltd. (Paper & Forest Products) (a)	173
112,222	Sasol Ltd. (Oil, Gas & Consumable Fuels)	3,033

		3,733

	South Korea — 0.55%
8,440	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	362
7,976	Hanwha Chemical Corp. (Chemicals)	182
1,169	Honam Petrochemical Corp. (Chemicals)	239
1,730	Hyosung Corp. (Chemicals)	171
5,298	Hyundai Steel Co. (Metals & Mining)	223
1,172	Korea Kumho Petrochemical Co. Ltd. (Chemicals)	51
643	Korea Zinc Co. Ltd. (Metals & Mining)	256
3,305	LG Chem Ltd. (Chemicals)	912
1,265	OCI Co. Ltd. (Chemicals)^	80
4,685	POSCO (Metals & Mining)	657
13,130	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels) (a)	1,440
9,138	S-Oil Corp. (Oil, Gas & Consumable Fuels)	612

		5,185

	Spain — 0.26%
222,669	Repsol YPF SA (Oil, Gas & Consumable Fuels)	2,451

	Sweden — 0.68%
380,133	Boliden AB (Metals & Mining)	6,373

	Switzerland — 0.88%
620	EMS-Chemie Holding AG – Registered (Chemicals)	273
659	Givaudan SA (Chemicals)	1,196
30,258	Holcim Ltd., Registered Shares (Construction Materials)	1,516
125	Sika AG (Chemicals)	452
6,631	Syngenta AG, Registered Shares (Chemicals)	2,596
73,747	Transocean Ltd. (Energy Equipment & Services)^	922
157,200	Weatherford International PLC (Energy Equipment & Services) (a)	1,319

		8,274

	Taiwan — 0.34%
179,082	Asia Cement Corp. (Construction Materials)	149
842,376	China Steel Corp. (Metals & Mining)	459
230,000	Formosa Chemicals & Fibre Corp. (Chemicals)	516
232,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	555
278,160	Formosa Plastics Corp. (Chemicals)	650
320,010	Nan Ya Plastics Corp. (Chemicals)	591
252,000	Taiwan Cement Corp. (Construction Materials)	209
67,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	87

		3,216

Shares	Security Description	Value (000)
	Thailand — 0.29%
96,700	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	$43
54,800	Indorama Ventures Public Co. Ltd. (Chemicals)	32
1,622,100	IRPC Public Co. Ltd. – NVDR (Oil, Gas & Consumable Fuels)	192
178,504	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	283
125,455	PTT Global Chemical Public Co. Ltd. (Chemicals)	174
200,900	PTT Public Co. Ltd. – NVDR (Oil, Gas & Consumable Fuels)	1,353
129,300	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	236
29,000	The Siam Cement Public Co. Ltd. (Construction Materials)	366

		2,679

	Turkey — 0.08%
106,080	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	110
33,080	Petkim Petrokimya Holding A/S (Chemicals) (a)	52
25,380	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels) (a)	606

		768

	United Kingdom — 10.00%
79,110	AMEC PLC (Energy Equipment & Services)	499
94,529	Anglo American PLC (Metals & Mining)	415
29,880	Antofagasta PLC (Metals & Mining)	206
937,181	BG Group PLC (Oil, Gas & Consumable Fuels)	13,583
1,498,915	BHP Billiton PLC (Metals & Mining)	16,714
2,911,832	BP PLC (Oil, Gas & Consumable Fuels)	15,130
7,889	Croda International PLC (Chemicals)	353
16,751	Fresnillo PLC (Metals & Mining)	174
13,527	Johnson Matthey PLC (Chemicals)	529
24,426	Mondi PLC (Paper & Forest Products)	479
40,968	Rexam PLC (Containers & Packaging)	365
252,939	Rio Tinto PLC (Metals & Mining)	7,363
1,185,657	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	26,851
494,872	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	11,277

		93,938

	United States — 28.51%
14,560	Air Products & Chemicals, Inc. (Chemicals)	1,894
4,825	Airgas, Inc. (Chemicals)	667
6,478	Albemarle Corp. (Chemicals)	363
807,760	Alcoa, Inc. (Metals & Mining)	7,974
30,535	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,483
13,700	Antero Resources Corp. (Oil, Gas & Consumable Fuels)^(a)	299
4,600	Ashland, Inc. (Chemicals)	472
5,300	Avery Dennison Corp. (Containers & Packaging)	332
88,425	Baker Hughes, Inc. (Energy Equipment & Services)	4,081

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
8,700	Ball Corp. (Containers & Packaging)	$633
403,843	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	7,144
38,646	Cameron International Corp. (Energy Equipment & Services) (a)	2,442
42,181	Caterpillar, Inc. (Machinery)	2,867
10,900	Celanese Corp., Series A (Chemicals)	734
16,625	CF Industries Holdings, Inc. (Chemicals)	678
121,446	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)^	547
270,908	Chevron Corp. (Oil, Gas & Consumable Fuels)	24,370
19,200	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	1,716
26,000	Concho Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	2,414
388,553	ConocoPhillips (Oil, Gas & Consumable Fuels)	18,141
15,438	Continental Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	355
9,900	Crown Holdings, Inc. (Containers & Packaging) (a)	502
64,510	E.I. du Pont de Nemours & Co. (Chemicals)	4,297
9,956	Eastman Chemical Co. (Chemicals)	672
18,936	Ecolab, Inc. (Chemicals)	2,166
45,380	Energen Corp. (Oil, Gas & Consumable Fuels)	1,860
191,549	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	13,560
30,938	EQT Corp. (Oil, Gas & Consumable Fuels)	1,613
471,926	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	36,875
61,319	First Solar, Inc. (Semiconductors & Semiconductor Equipment) (a)	4,046
10,162	FMC Corp. (Chemicals)	398
46,500	FMC Technologies, Inc. (Energy Equipment & Services) (a)	1,349
70,517	Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)	477
173,348	Halliburton Co. (Energy Equipment & Services)	5,901
21,900	Helmerich & Payne, Inc. (Energy Equipment & Services)^	1,173
52,348	Hess Corp. (Oil, Gas & Consumable Fuels)	2,538
36,372	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	1,451
5,400	International Flavors & Fragrances, Inc. (Chemicals)	646
28,300	International Paper Co. (Containers & Packaging)	1,067
137,334	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,729
199,511	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	10,343
3,828	Martin Marietta Materials, Inc. (Construction Materials)	523
33,326	Monsanto Co. (Chemicals)	3,283
33,300	Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	748
158,610	National Oilwell Varco, Inc. (Energy Equipment & Services)	5,312
33,375	Newmont Mining Corp. (Metals & Mining)	600

Shares	Security Description	Value (000)
	United States (continued)
86,920	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	$2,862
154,596	Nucor Corp. (Metals & Mining)	6,230
154,910	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	10,473
19,858	Oceaneering International, Inc. (Energy Equipment & Services)	745
42,400	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,046
5,700	Packaging Corp. of America (Containers & Packaging)	359
154,142	Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	3,223
172,175	Phillips 66 (Oil, Gas & Consumable Fuels)	14,085
43,042	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	5,397
19,322	PPG Industries, Inc. (Chemicals)	1,909
20,450	Praxair, Inc. (Chemicals)	2,094
34,329	Range Resources Corp. (Oil, Gas & Consumable Fuels)	845
50,579	Reliance Steel & Aluminum Co. (Metals & Mining)	2,929
14,100	Sealed Air Corp. (Containers & Packaging)	629
12,260	Southern Copper Corp. (Metals & Mining)	320
136,178	Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	3,260
107,883	SunPower Corp. (Semiconductors & Semiconductor Equipment)^(a)	3,238
25,000	Tesoro Corp. (Oil, Gas & Consumable Fuels)	2,634
80,229	The Dow Chemical Co. (Chemicals)	4,131
84,075	The Mosaic Co. (Chemicals)	2,320
5,651	The Sherwin-Williams Co. (Chemicals)	1,467
195,015	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	13,791
9,500	Vulcan Materials Co. (Construction Materials)	902
3,500	Westlake Chemical Corp. (Chemicals)	190

		267,724

	Total Common Stocks	659,824

	Preferred Stocks — 0.38%
	Brazil — 0.24%
10,700	Braskem SA – Preferred, Class – A (Chemicals)	75
65,100	Gerdau SA – Preferred (Metals & Mining)	77
208,600	Klabin SA – Preferred (Containers & Packaging)	201
795,275	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels) (a)	1,347
27,900	Suzano Papel e Celulose SA – Preferred, Class – A (Paper & Forest Products)	132
146,004	Vale SA – Preferred (Metals & Mining)	378

		2,210

	Chile — 0.01%
7,309	Sociedad Quimica y Minera de Chile SA –Preferred, B Shares (Chemicals)	137

	Germany — 0.03%
5,266	Fuchs Petrolub AG – Preferred (Chemicals)	248

	Russia — 0.09%
315	AK Transneft OAO – Preferred (Oil, Gas & Consumable Fuels)	838

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks (continued)
	South Korea — 0.01%
578	LG Chem Ltd. – Preferred (Chemicals)	$121

	Total Preferred Stocks	3,554

	Corporate Bonds — 0.48%
$400	Bank of America Corp., 4.10%, 7/24/23 (Banks)	414
500	Baxalta, Inc., 2.88%, 6/23/20, Callable 5/23/20 @ 100 (Biotechnology) (c)	494
100	Baxalta, Inc., 3.60%, 6/23/22, Callable 4/23/22 @ 100 (Biotechnology) (c)	100
400	Baxalta, Inc., 4.00%, 6/23/25, Callable 3/23/25 @ 100 (Biotechnology) (c)	396
100	Citigroup, Inc., 2.65%, 10/26/20 (Banks)	99
650	eBay, Inc., 1.35%, 7/15/17 (Internet Software & Services)	645
700	Ford Motor Credit Co. LLC, 0.98%, 9/8/17 (Consumer Finance) (d)	690
400	Goldman Sachs Group, Inc., 1.71%, 9/15/20, Callable 8/15/20 @ 100 (Capital Markets) (d)	401
150	HP Enterprise Co., 2.45%, 10/5/17 (Technology Hardware, Storage & Peripherals) (c)	150
150	HP Enterprise Co., 2.85%, 10/5/18, Callable 9/5/18 @ 100 (Technology Hardware, Storage & Peripherals) (c)	150
700	International Lease Finance Corp., 5.75%, 5/15/16 (Trading Companies & Distributors)	710
166	Overseas Private Investment Corp., 4.73%, 3/15/22 (Commercial Services & Supplies)	180
92	SLM Corp., 6.25%, 1/25/16 (Consumer Finance)	92

	Total Corporate Bonds	4,521

	Asset Backed Securities — 0.32%
1,100	Household Home Equity Loan Trust, Series 2007-1, Class M2, 0.88%, 3/20/36 (d)	1,036
400	New Century Home Equity Loan Trust, Series 2005-3, Class M2, 0.91%, 7/25/35 (d)	387
200	Park Place Securities, Inc., Series 2005-WCW2, Class M1, 0.92%, 7/25/35 (d)	199
304	Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1, 1.20%, 10/25/33 (d)	294
767	Highlander Euro CDO, Series 2007-3X, Class A, 0.16%, 5/1/23 (d)	817
216	Harvest CLO, Series V, Class A1D, 0.20%, 4/5/24 (d)	233

	Total Asset Backed Securities	2,966

	Collateralized Mortgage Obligations — 0.34%
300	Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class M1, 0.67%, 1/25/36 (d)	280
45	BCAP LLC Trust, Series 2011-R11, Class 30A5, 2.51%, 1/26/34 (c)(d)	45
425	Bear Stearns ALT-A Trust, Series 2007-8, Class 1A, 1.12%, 9/25/34 (d)	412
183	Countrywide Alternative Loan Trust, Series 2004-J7, Class 2A1, 1.20%, 9/25/34 (d)	179

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$2,293	Fannie Mae, Series 2013-M4, Class X 1, 3.89%, 2/25/18 (d)	$135
200	First Franklin Mortgage Loan Trust Asset Backed Certificates, Series 2005-FF6, Class M2, 0.86%, 5/25/36 (d)	189
16	GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 12A, 3.07%, 6/25/34 (d)	16
200	Long Beach Mortgage Loan Trust, Series 2005-2, Class M4, 1.35%, 4/25/35 (d)	195
400	Structured Asset Securities Corp., Series 2005-NC1, Class M2, 0.91%, 2/25/35 (d)	377
200	WaMu Mortgage Pass-Through Certificates, Series 2004-AR10, Class A3, 0.80%, 7/25/44 (d)	184
280	WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1, 2.58%, 1/25/35 (d)	281
139	Hercules (Eclipse 2006-4) PLC, Series 2006-4, Class A, 0.82%, 10/25/18 (d)	201
127	Marche Mutui Srl, Series 4, Class A, 0.34%, 2/25/55 (d)	137
237	Grecale SRL, Series 2011-1, Class A2, 0.45%, 1/27/61 (d)	253
43	Marche Mutui Srl, Series 5, Class A, 0.34%, 10/27/65 (d)	47
261	Marche Mutui Srl, Series 6, Class A1, 2.19%, 1/27/64 (d)	287

	Total Collateralized Mortgage Obligations	3,218

	Certificate of Deposit — 0.15%
1,400	Intesa Sanpaolo NY, 1.70%, 4/11/16 (d)	1,401

	Total Certificate of Deposit	1,401

	Global Bonds — 0.42%
	Denmark — 0.01%
100	Nykredit Realkredit A/S, Series E, 4.00%, 6/3/36, Callable 6/3/21 @ 100 (d)(e)	109

	Italy — 0.02%
202	Buoni Poliennali del Tes, Series CPI, 1.70%, 9/15/18 (e)	232

	Mexico — 0.14%
19,603	Mexican Udibonos, Series S, 4.50%, 12/4/25 (d)(e)	1,250

		1,250

	Spain — 0.20%
100	Bankia SA, 0.15%, 1/25/16 (d)(e)	109
100	Bonos y Obligaciones del Estado, 5.85%, 1/31/22 (c)(e)	140
600	Generalitat de Catalunya, 4.95%, 2/11/20 (e)	701
700	Generalitat de Valencia, Series E, 4.90%, 3/17/20 (e)	872

		1,822

	United Kingdom — 0.04%
190	LBG Capital No.2 PLC, Series 21, 15.00%, 12/21/19 (e)	378

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Global Bonds (continued)
	United States — 0.01%
$100	JPMorgan Chase Bank NA, 4.37%, 11/30/21, Callable 11/14/16 @ 100 (d)	$111

	Total Global Bonds	3,902

	U.S. Government Agency Securities — 0.51%
2,000	Federal Home Loan Bank, 0.23%, 2/26/16 (f)(g)	1,999
100	Federal Home Loan Bank, 0.28%, 3/3/16(f)(g)	100
800	Federal Home Loan Bank, 0.11%, 1/14/16(f)(g)	800
200	Federal Home Loan Bank, 0.23%, 2/10/16 (g)	200
300	Federal Home Loan Bank, 0.12%, 1/22/16 (g)	300
200	Federal Home Loan Bank, 0.13%, 1/27/16 (g)	200
1,200	Federal Home Loan Bank, 0.13%, 1/29/16 (g)	1,200

		4,799

	Total U.S. Government Agency Securities	4,799

	U.S. Government Agency Mortgage — 0.66%
6,000	Fannie Mae, 30 YR TBA, 3.50%, 1/25/46	6,188

	Total U.S. Government Agency Mortgage	6,188

	U.S. Treasury Obligations — 2.19%
5,600	U.S. Treasury Bill, 0.02%, 1/21/16 (f)	5,599
100	U.S. Treasury Bill, 0.47%, 6/30/16 (f)	100
3,900	U.S. Treasury Note, 0.50%, 9/30/16	3,893
2,359	U.S. Treasury Inflation Index Note, 2.38%, 1/15/17	2,417
1,100	U.S. Treasury Note, 0.43%, 10/31/17 (d)	1,100
206	U.S. Treasury Inflation Index Note, 0.13%, 4/15/18	205
711	U.S. Treasury Inflation Index Note, 0.13%, 4/15/19	706
362	U.S. Treasury Inflation Index Note, 0.13%, 7/15/22 (g)	351
103	U.S. Treasury Inflation Index Note, 0.13%, 1/15/23	99
102	U.S. Treasury Inflation Index Note, 0.63%, 1/15/24	101
100	U.S. Treasury Inflation Index Note, 0.38%, 7/15/25	97
324	U.S. Treasury Inflation Index Bond, 2.00%, 1/15/26	359
224	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/27 (g)	259
532	U.S. Treasury Inflation Index Bond, 2.50%, 1/15/29	1,139
116	U.S. Treasury Inflation Index Bond, 3.88%, 4/15/29	157
109	U.S. Treasury Inflation Index Bond, 2.13%, 2/15/41	128
842	U.S. Treasury Inflation Index Bond, 0.75%, 2/15/42	737
10	U.S. Treasury Inflation Index Bond, 1.38%, 2/15/44	2,440
80	U.S. Treasury Bond, 3.00%, 5/15/45	79
600	U.S. Treasury Bond, 3.00%, 11/15/45	597

	Total U.S.Treasury Obligations	20,563

	Yankee Dollars — 1.13%
	Belgium — 0.02%
200	KBC Bank NV, 8.00%, 1/25/23, Callable 1/25/18 @ 100 (Banks) (d)	218

Principal Amount (000)	Security Description	Value (000)
	Yankee Dollars (continued)
	Canada — 0.04%
$400	Canadian Natural Resources Ltd., 0.98%, 3/30/16 (Oil, Gas & Consumable Fuels) (d)	$399

	Cayman Islands — 0.02%
200	Petrobras International Finance Co., 5.38%, 1/27/21(Diversified Financial Services)	149

	France — 0.25%
2,300	Dexia Credit Local SA NY, 0.65%, 6/5/18 (Banks) (c)(d)	2,287

	Germany — 0.07%
700	KFW, 1.13%, 8/6/18 (Sovereign)	694

	Luxembourg — 0.07%
700	Actavis Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100 (Pharmaceuticals)	696

	Netherlands — 0.17%
700	Deutsche Annington Finance BV, 3.20%, 10/2/17 (Real Estate Management & Development) (c)	707
250	Petrobras Global Finance, 2.89%, 3/17/17 (Oil, Gas & Consumable Fuels) (d)	229
800	Petrobras Global Finance, 2.46%, 1/15/19 (Oil, Gas & Consumable Fuels) (d)	608

		1,544

	Norway — 0.11%
500	Kommunalbanken AS, 0.98%, 3/27/17 (Diversified Financial Services) (c)(d)	501
400	Nordea Eiendomskreditt AS, 2.13%, 9/22/16 (Thrifts & Mortgage Finance) (c)	403
100	Statoil ASA, 0.65%, 5/15/18 (Oil, Gas & Consumable Fuels) (d)	99

		1,003

	Slovenia — 0.13%
200	Republic of Slovenia – Registered Shares, 5.85%, 5/10/23 (Sovereign)	228
900	Republic of Slovenia – Registered Shares, 5.25%, 2/18/24 (Sovereign)	993

		1,221

	South Korea — 0.03%
300	Export-Import Bank of Korea, 1.38%, 9/17/16 (Diversified Financial Services) (d)	301

	Switzerland — 0.07%
600	UBS AG Stamford Connecticut, 7.63%, 8/17/22 (Banks)	684

	United Kingdom — 0.14%
600	Barclays Bank PLC, 7.63%, 11/21/22 (Banks)	683
600	HBOS PLC, Series E, 1.30%, 9/30/16, Callable 3/30/16 @ 100 (Banks)(d)	598
50	Lloyds Bank PLC, 3.50%, 5/14/25 (Banks)	50

		1,331

	United States — 0.01%
2,100	Navient LLC, Series E, 8.78%, 9/15/16 (Consumer Finance)	122

	Total Yankee Dollars	10,649

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Contracts, Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 0.47%
$4,382	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 1/4/16	$4,382

	Total Time Deposit	4,382

	Mutual Funds — 22.64%
1,413	ETFS Platinum Trust	121
3,966,000	Federated Treasury Obligations Fund, Institutional Shares, 0.08%^^(h)	3,966
637,000	Market Vectors Gold Miners ETF	8,740
400,000	SPDR Metals & Mining ETF	5,980
193,768,000	SSgA Treasury Money Market Fund, 0.00% (h)	193,768

	Total Mutual Funds	212,575

	Purchased Options — 0.0%
	Total Purchased Options	53

	Repurchase Agreements — 5.84%
$10,600	Bank of America Corp., 0.28%, 1/4/16 (Purchased on 12/31/15, proceeds at maturity $10,600,330 collateralized by U.S. Treasury Note, 0.00% – 1.38%, 2/29/20 fair value $10,812,119)	10,600
100	Bank of Nova Scotia, 0.52%, 1/4/16 (Purchased on 12/31/15, proceeds at maturity $100,006 collateralized by U.S. Treasury Note, 1.38%, 5/31/20 fair value $102,659)	100
10,600	BNP Paribas, 0.28%, 1/4/16 (Purchased on 12/31/15, proceeds at maturity $10,600,330 collateralized by U.S. Treasury Obligation, 0.00% – 8.75%, 5/12/16 – 11/15/26 fair value $10,812,127)	10,600
10,600	Deutsche Bank Securities, Inc., 0.35%, 1/4/16 (Purchased on 12/31/15, proceeds at maturity $10,600,412 collateralized by U.S. Treasury Note, 0.63% – 2.75%, 4/30/2018 – 2/15/24 fair value $10,812,131)	10,600
12,207	Jefferies LLC, 0.40%, 1/4/16 (Purchased on 12/31/15, proceeds at maturity $12,208,003 collateralized by U.S. Treasury Obligations, 0.11% – 3.16%, 2/15/16 – 8/15/45 fair value $12,451,609)^^	12,207
10,700	RBC Capital Markets LLC, 0.30%, 1/4/16 (Purchased on 12/31/15, proceeds at maturity $10,700,357 collateralized by U.S. Treasury Note, 2.13% – 2.75%, 08/15/21 – 02/15/24 fair value $10,816,331)	10,700

	Total Repurchase Agreements	54,807

	Total Investments (cost $1,079,364) — 105.81%	993,402
	Liabilities in excess of other assets — (5.81%)	(54,569)

	Net Assets—100.00%	$938,833

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on December 31, 2015 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of December 31, 2015. The total value of securities on loan as of December 31, 2015, was $15,416 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2015.

(a)	Represents non-income producing security.

(b)	These securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio’s net assets.

(c)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Specialist Manager.

(d)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2015.

(e)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.

(f)	Rate disclosed represents effective yield at purchase.

(g)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(h)	The rate disclosed is the rate in effect on December 31, 2015.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

LIBOR — Represents the London InterBank Offered Rate

MTN — Medium Term Note

NVDR — Non-Voting Depository Receipt

TBA — To Be Announced purchase or sale commitment. Security is subject to delayed delivery

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Commodity Returns Strategy Portfolio	Mellon Capital Management Corporation	Pacific Investment Management Company, LLC	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	46.38%	—	—	23.90%	—	70.28%
Preferred Stocks	0.38%	—	—	—	—	0.38%
Corporate Bonds	—	0.48%	—	—	—	0.48%
Asset Backed Securities	—	0.32%	—	—	—	0.32%
Collateralized Mortgage Obligations	—	0.34%	—	—	—	0.34%
Certificate of Deposit	—	0.15%	—	—	—	0.15%
Global Bonds	—	0.42%	—	—	—	0.42%
U.S. Government Agency Securities	—	0.51%	—	—	—	0.51%
U.S. Government Agency Mortgage	—	0.66%	—	—	—	0.66%
U.S. Treasury Obligations	—	2.19%	—	—	—	2.19%
Yankee Dollars	—	1.13%	—	—	—	1.13%
Time Deposit	—	0.05%	—	0.42%	—	0.47%
Mutual Funds	6.17%	—	8.47%	0.28%	7.72%	22.64%
Purchased Options	—	0.00%	—	—	—	0.00%
Repurchase Agreements	0.50%	0.01%	—	5.33%	—	5.84%
Other Assets (Liabilities)	-5.93%	- 1.45%	2.12%	-0.55%	—	-5.81%

Total Net Assets	47.50%	4.81%	10.59%	29.38%	7.72%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2015.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
29	10-Year U.S. Treasury Note Future	$3,651	3/21/16	$(4)
(30)	3-Month LIBOR	—	3/11/16	2
(30)	3-Month LIBOR	(2)	3/11/16	(1)
30	3-Month LIBOR	7	3/11/16	3
111	3-Month LIBOR	8	12/21/16	(5)
(111)	3-Month LIBOR	(2)	12/21/16	1
(7)	5-Year U.S. Treasury Note Future	(828)	3/31/16	(1)
183	Brent Crude Future*	6,894	1/29/16	(612)
3	Brent Crude Future*	123	5/31/16	(39)
24	Brent Crude Future*	1,066	10/31/16	(260)
(19)	Brent Crude Future*	(944)	10/31/17	410
(19)	Brent Crude Future*	(1,015)	10/31/18	204
(1)	Brent Dubai ICE Swap Future*	(5)	1/29/16	—
(1)	Brent Dubai ICE Swap Future*	(5)	2/29/16	—
(1)	Brent Dubai ICE Swap Future*	(4)	3/31/16	—
(1)	Brent Dubai ICE Swap Future*	(5)	3/31/16	—
(1)	Brent Dubai ICE Swap Future*	(5)	4/29/16	—
(1)	Brent Dubai ICE Swap Future*	(4)	6/30/16	—
674	Canadian Dollar Future	48,750	3/15/16	(400)
(10)	Cocoa Future*	(321)	3/15/16	7
(6)	Cocoa Future*	(192)	5/13/16	6
(2)	Cocoa Future*	(64)	9/15/16	1
15	Cocoa Future*	473	3/16/17	(7)
10	Coffee ‘C’ Future*	475	3/18/16	33

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
64	Corn Future*	$1,148	3/14/16	$(30)
(8)	Corn Future*	(148)	7/14/16	12
46	Corn Future*	881	12/14/16	(119)
10	Cotton No.2 Future*	316	3/8/16	—
(2)	Crude Oil Option Future*	(5)	4/26/16	—
(7)	Crude Oil Option Future*	(158)	10/26/17	(71)
48	Electrolytic Copper Future*	5,650	3/14/16	118
86	E-Mini S&P 500 Future	8,752	3/18/16	(102)
6	Euro-BTP Italian Government Bond Futures	899	3/8/16	(10)
(9)	Euro-Bund Future	(1,544)	3/8/16	22
31	Gas Oil Future*	1,011	1/12/16	(450)
10	Gasoline RBOB Future*	534	1/29/16	21
2	Gasoline RBOB Future*	109	2/29/16	2
9	Gasoline RBOB Future*	568	6/30/16	(49)
74	Gold 100 Oz Future*	7,845	2/25/16	(80)
74	Hard Red Winter Wheat Future*	1,733	3/14/16	(36)
(22)	Henry Hub Natural Gas Swap Future*	(131)	3/29/16	21
22	Henry Hub Natural Gas Swap Future*	138	6/28/16	(20)
2	Henry Hub Natural Gas Swap Future*	13	10/27/16	—
2	Henry Hub Natural Gas Swap Future*	14	11/28/16	1
4	Henry Hub Natural Gas Swap Future*	29	12/28/16	(14)
4	Henry Hub Natural Gas Swap Future*	29	1/27/17	(14)
4	Henry Hub Natural Gas Swap Future*	28	2/24/17	(15)
4	Henry Hub Natural Gas Swap Future*	27	3/29/17	(16)
4	Henry Hub Natural Gas Swap Future*	27	4/26/17	(16)
4	Henry Hub Natural Gas Swap Future*	27	5/26/17	(16)
4	Henry Hub Natural Gas Swap Future*	27	6/28/17	(15)
4	Henry Hub Natural Gas Swap Future*	28	7/27/17	(15)
4	Henry Hub Natural Gas Swap Future*	28	8/29/17	(15)
4	Henry Hub Natural Gas Swap Future*	28	9/27/17	(15)
3	Henry Hub Natural Gas Swap Future*	21	10/27/17	(11)
3	Henry Hub Natural Gas Swap Future*	22	11/28/17	(10)
3	Henry Hub Natural Gas Swap Future*	23	12/27/17	(10)
3	Henry Hub Natural Gas Swap Future*	23	1/29/18	(10)
3	Henry Hub Natural Gas Swap Future*	23	2/26/18	(11)
3	Henry Hub Natural Gas Swap Future*	21	3/27/18	(13)
3	Henry Hub Natural Gas Swap Future*	21	4/26/18	(13)
3	Henry Hub Natural Gas Swap Future*	21	5/29/18	(12)
3	Henry Hub Natural Gas Swap Future*	21	6/27/18	(12)
3	Henry Hub Natural Gas Swap Future*	21	7/27/18	(12)
3	Henry Hub Natural Gas Swap Future*	21	8/29/18	(12)
3	Henry Hub Natural Gas Swap Future*	21	9/26/18	(12)
2	Henry Hub Natural Gas Swap Future*	15	10/29/18	(7)
2	Henry Hub Natural Gas Swap Future*	15	11/28/18	(7)
(2)	ICE WTI Crude Future*	(76)	2/19/16	—
27	Lean Hogs Future*	646	2/12/16	17
(20)	Lean Hogs Future*	(624)	6/14/16	(35)
(9)	Live Cattle Future*	(497)	4/29/16	(19)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
6	Live Cattle Future*	$307	6/30/16	$18
8	Live Cattle Future*	396	8/31/16	9
3	LLS (Argus) VS WTI Spread Calendar Swap Future*	4	1/29/16	(2)
3	LLS (Argus) VS WTI Spread Calendar Swap Future*	4	2/29/16	(3)
3	LLS (Argus) VS WTI Spread Calendar Swap Future*	3	3/31/16	(3)
3	LLS (Argus) VS WTI Spread Calendar Swap Future*	3	4/29/16	(3)
3	LLS (Argus) VS WTI Spread Calendar Swap Future*	4	5/31/16	(3)
3	LLS (Argus) VS WTI Spread Calendar Swap Future*	4	6/30/16	(3)
1	LLS (Argus) VS WTI Spread Calendar Swap Future*	1	7/29/16	(1)
1	LLS (Argus) VS WTI Spread Calendar Swap Future*	1	8/31/16	(1)
1	LLS (Argus) VS WTI Spread Calendar Swap Future*	1	9/30/16	(1)
1	LLS (Argus) VS WTI Spread Calendar Swap Future*	1	10/31/16	(1)
1	LLS (Argus) VS WTI Spread Calendar Swap Future*	1	11/30/16	(1)
1	LLS (Argus) VS WTI Spread Calendar Swap Future*	1	12/30/16	(1)
17	LME Lead Future*	764	3/14/16	76
166	Mini MSCI EAFE Index Future	14,095	3/18/16	(145)
104	Mini MSCI Emerging Markets Index Future	4,095	3/18/16	(88)
15	Natural Gas Future*	351	1/27/16	(25)
13	Natural Gas Future*	307	2/25/16	(12)
(8)	Natural Gas Future*	(191)	3/29/16	(9)
(5)	Natural Gas Future*	(121)	4/27/16	(13)
6	Natural Gas Future*	148	5/26/16	6
7	Natural Gas Future*	176	6/28/16	—
(5)	Natural Gas Future*	(127)	9/28/16	(7)
5	Natural Gas Future*	138	11/28/16	5
(20)	Natural Gas Future*	(574)	12/28/16	9
(15)	Natural Gas Future*	(424)	2/24/17	35
15	Natural Gas Future*	399	3/29/17	(29)
14	New York Harbor USLD Future*	661	1/29/16	(6)
5	New York Harbor USLD Future*	241	2/29/16	—
10	NYMEX Palladium Future*	562	3/29/16	15
46	NYMEX WTI Crude Future*	1,704	1/20/16	28
35	NYMEX WTI Crude Future*	1,336	2/22/16	(230)
6	NYMEX WTI Crude Future*	263	11/21/16	1
7	NYMEX WTI Crude Future*	334	11/20/17	(28)
43	Platinum Future*	1,920	4/27/16	65
88	Primary Aluminum Future*	3,317	3/14/16	(22)
(35)	Primary Aluminum Future*	(1,350)	12/19/16	172
38	Primary Nickel Future*	2,010	3/14/16	16
6	Red Spring Wheat Future*	148	3/14/16	(9)
1	Red Spring Wheat Future*	25	5/13/16	(1)
445	S&P Toronto Stock Exchange 60 Index Future	48,948	3/17/16	(653)
26	Silver Future*	1,794	3/29/16	(54)
(1)	Soybean Future*	(43)	5/13/16	1
1	Soybean Future*	44	11/14/16	—
(1)	Soybean Oil Future*	(18)	3/14/16	(1)
1	Soybean Oil Future*	19	12/14/16	1
10	Sugar #11 Future*	171	2/29/16	153

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(6)	Sugar #11 Future*	$(100)	4/29/16	$(8)
46	Sugar #11 Future*	754	6/30/16	28
(18)	Wheat Future*	(423)	3/14/16	30
(1)	Wheat Future*	(24)	5/13/16	1
8	White Sugar Future*	169	2/12/16	27
6	White Sugar Future*	125	4/15/16	10
42	Zinc Future*	1,689	3/14/16	46

	Net Unrealized Appreciation/(Depreciation)			$(2,383)

Amounts designated as “—” are $0 or have been rounded to $0.

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

*	All or a portion of these futures contracts are held by the wholly-owned subsidiaries of the Portfolio. See Note 2O in the Notes to Financial Statements for the basis of consolidation.

Forward Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/15 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
27,000	Australian Dollar	Deutshe Bank	2/11/16	$20	$20	$—
134,000	Australian Dollar	BNP Paribas	2/11/16	95	97	2
1,121,747	Brazilian Real	Credit Suisse	1/5/16	281	283	2
11,943,531	Brazilian Real	Deutshe Bank	1/5/16	3,162	3,014	(148)
331,028	Brazilian Real	BNP Paribas	2/2/16	84	83	(1)
11,099,902	Brazilian Real	Deutshe Bank	2/2/16	2,805	2,774	(31)
70,000	British Pound Sterling	JPMorgan Chase	2/11/16	105	103	(2)
94,000	British Pound Sterling	JPMorgan Chase	2/2/16	140	139	(1)
1,038,000	British Pound Sterling	BNP Paribas	1/5/16	1,551	1,530	(21)
358,000	British Pound Sterling*	Barclays Bank	2/11/16	544	528	(16)
1,077,000	Canadian Dollar	JPMorgan Chase	2/11/16	773	779	6
142,000	Canadian Dollar*	Barclays Bank	2/11/16	107	103	(4)
626,540	Chinese Yuan Renminbi	BNP Paribas	1/29/16	95	96	1
656,030	Chinese Yuan Renminbi	Barclays Bank	1/29/16	100	101	1
119,000	Euro	BNP Paribas	1/5/16	130	129	(1)
223,000	Euro	JPMorgan Chase	2/2/16	245	243	(2)
1,166,000	Euro	JPMorgan Chase	2/11/16	1,281	1,268	(13)
283,000	Euro*	Standard Chartered	2/11/16	304	308	4
7,801,000	Euro	JPMorgan Chase	1/5/16	8,514	8,478	(36)
2,040,000	Euro	Deutshe Bank	1/5/16	2,238	2,217	(21)
119,350,768	Indian Rupee	Barclays Bank	1/21/16	1,800	1,798	(2)
6,000,000	Japanese Yen	JPMorgan Chase	2/12/16	50	50	—
173,559,960	Korean Won	JPMorgan Chase	1/21/16	147	148	1
170,660,860	Korean Won	JPMorgan Chase	1/21/16	146	146	—
7,652,000	Mexican Peso	Barclays Bank	3/14/16	443	442	(1)
8,485,000	Mexican Peso	Barclays Bank	3/14/16	497	490	(7)
117,000	Singapore Dollar	Barclays Bank	2/26/16	82	82	—
122,000	Singapore Dollar	Barclays Bank	2/26/16	87	86	(1)
8,851,287	South African Rand	HSBC	1/6/16	579	572	(7)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/15 (000)	Unrealized Appreciation/ (Depreciation) (000)
5,297,689	Taiwanese Dollar	JPMorgan Chase	2/26/16	$161	$161	$—

	Total Currencies Purchased			$26,566	$26,268	$(298)

	Currencies Sold
162,000	Australian Dollar	JPMorgan Chase	2/11/16	$114	$118	$(4)
31,350	Brazilian Real	Goldman Sachs	1/5/16	8	8	—
1,121,747	Brazilian Real	BNP Paribas	1/5/16	284	283	1
1,121,747	Brazilian Real	Credit Suisse	2/2/16	278	280	(2)
812,279	Brazilian Real	Credit Suisse	1/5/16	209	205	4
11,036,140	Brazilian Real	JPMorgan Chase	4/4/16	3,371	2,702	669
11,099,902	Brazilian Real	Deutshe Bank	1/5/16	2,832	2,801	31
1,012,000	British Pound Sterling	JPMorgan Chase	2/2/16	1,502	1,492	10
83,000	British Pound Sterling	Credit Suisse	2/11/16	125	122	3
2,050,000	British Pound Sterling	Deutshe Bank	1/5/16	3,091	3,022	69
271,000	Canadian Dollar	Deutshe Bank	2/11/16	195	196	(1)
278,000	Canadian Dollar	JPMorgan Chase	2/11/16	200	201	(1)
177,000	Canadian Dollar	Barclays Bank	2/11/16	133	128	5
2,513,745	Chinese Yuan Renminbi	JPMorgan Chase	10/24/16	384	381	3
94,000	Euro	BNP Paribas	1/5/16	100	102	(2)
5,886,000	Euro	JPMorgan Chase	2/2/16	6,437	6,401	36
9,866,000	Euro	Goldman Sachs	1/5/16	10,456	10,721	(265)
21,519,108	Indian Rupee	Barclays Bank	1/21/16	324	324	—
22,164,174	Indian Rupee	Goldman Sachs	1/21/16	333	334	(1)
36,752,780	Indian Rupee	Deutshe Bank	1/21/16	552	554	(2)
13,402,462	Japanese Yen	JPMorgan Chase	2/12/16	109	112	(3)
655,710,000	Korean Won	JPMorgan Chase	1/21/16	557	559	(2)
40,862,120	Mexican Peso	Goldman Sachs	3/14/16	2,383	2,360	23
454,000	Singapore Dollar	Deutshe Bank	2/26/16	320	320	—
10,090,500	Taiwanese Dollar	JPMorgan Chase	2/26/16	309	307	2

	Total Currencies Sold			$34,606	$34,033	$573

	Net Unrealized Appreciation/(Depreciation)					$275

Amounts designated as “—” are $0 or have been rounded to $0.

*	All or a portion of these forward currency contracts are held by the wholly-owned subsidiaries of the Portfolio. See Note 2O in the Notes to Financial Statements for the basis of consolidation.

Option Contracts

Over-the-counter options purchased as of December 31, 2015 were as follows:

Description	Counterparty	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Cost (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Natural Gas Euro Option*	Canadian Imperial Bank of Commerce	Call	$3	5/25/16	3	$4	$5	$1

Total						$4	$5	$1

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Over-the-counter options written as of December 31, 2015 were as follows:

Description	Counterparty	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Natural Gas Euro Option*	Canadian Imperial Bank of Commerce	Call	$2	2/24/16	(3)	$(4)	$(5)	$(1)

Total						$(4)	$(5)	$(1)

Exchange-traded options purchased as of December 31, 2015 were as follows:

Description	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Cost (000)	Value (000)		Unrealized Appreciation/ (Depreciation) (000)
Brent Average Price Option*	Call	$72	1/29/16	1	$3	$		$(3)
Brent Average Price Option*	Call	87	1/29/16	2	3		—	(3)
Brent Average Price Option*	Call	87	2/29/16	2	3		—	(3)
Brent Average Price Option*	Call	72	2/29/16	1	3			(3)
Brent Average Price Option*	Call	87	3/31/16	2	3		—	(3)
Brent Average Price Option*	Call	72	3/31/16	1	3		—	(3)
Gold Future Option*	Call	2,000	12/27/16	8	38		—	(38)
Natural Gas Euro Option*	Call	3	3/28/16	11	8		5	(3)
Natural Gas Euro Option*	Call	3	5/25/16	3	3		4	1
Natural Gas Euro Option*	Call	3	5/25/16	3	2		3	1
Natural Gas Euro Option*	Call	3	5/25/16	7	8		11	3
Natural Gas Option*	Call	3	2/24/16	40	103		16	(87)
Natural Gas Option*	Call	3	3/28/16	2	2		2	—
Natural Gas Option*	Call	3	3/28/16	2	2		3	1
Natural Gas Option*	Call	3	3/28/16	3	2		1	(1)
Copper LME Option*	Put	4,200	6/1/16	1	4		3	(1)

Total					$190		$48	$(142)

Exchange-traded options written as of December 31, 2015 were as follows:

Description	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Crude Oil Future*	Call	$—	1/19/16	(7)	$(1)	$—	$1
Crude Oil Future*	Call	—	2/19/16	(7)	(1)	—	1
Natural Gas Euro Option*	Call	3	2/24/16	(11)	(11)	(4)	7
Natural Gas Euro Option*	Call	3	2/24/16	(3)	(2)	(2)	—
Natural Gas Euro Option*	Call	3	2/24/16	(3)	(2)	(3)	(1)
Natural Gas Euro Option*	Call	—	2/25/16	(7)	(8)	(11)	(3)
Natural Gas Option*	Call	3	2/24/16	(2)	(2)	(2)	—
Natural Gas Option*	Call	3	2/24/16	(2)	(2)	(2)	—
Natural Gas Option*	Call	4	2/24/16	(43)	(30)	(3)	27
NY Harbour ULSD Asia Option*	Call	2	1/29/16	(1)	(4)	—	4
NY Harbour ULSD Asia Option*	Call	3	1/29/16	(2)	(4)	—	4
NY Harbour ULSD Asia Option*	Call	3	2/29/16	(2)	(4)	—	4
NY Harbour ULSD Asia Option*	Call	2	2/29/16	(1)	(4)	—	4
NY Harbour ULSD Asia Option*	Call	3	3/31/16	(2)	(4)	—	4
NY Harbour ULSD Asia Option*	Call	2	3/31/16	(1)	(4)	—	4
Natural Gas Option*	Put	2	1/26/16	(2)	(1)	(1)	—
Natural Gas Option*	Put	3	2/24/16	(43)	(67)	(119)	(52)

Total					$(151)	$(147)	$4

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Over-the counter swaptions purchased as of December 31, 2015 were as follows:

Description	Counterparty	Put/ Call	Exercise Price	Expiration Date	Notional Amount (000)	Cost (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
1 Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Put	$0.95	1/5/16	$720	$5	$—	$(5)

Total						$5	$—	$(5)

Over-the-counter swaptions written as of December 31, 2015 were as follows:

Description	Counterparty	Put/ Call	Exercise Price	Expiration Date	Notional Amount (000)	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
5 Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Call	$2.50	2/18/16	$860	$(28)	$(16)	$12
5 Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Put	3.00	1/19/16	190	(7)	—	7
S&P GSCI Copper Official Close Index*	Goldman Sachs	Call	0.81	2/4/16	1,000	(4)	—	4
S&P GSCI Copper Official Close Index*	Goldman Sachs	Call	0.97	2/16/16	1,260	(5)	—	5
S&P GSCI Copper Official Close Index*	Goldman Sachs	Call	0.90	3/11/16	297	(1)	—	1
S&P GSCI Energy Index*	Goldman Sachs	Call	1.42	2/4/16	300	(1)	—	1
S&P GSCI Energy Index*	Goldman Sachs	Call	1.40	2/16/16	620	(2)	—	2
S&P GSCI Natural Gas Official Close Index*	Goldman Sachs	Call	2.26	2/4/16	200	—	—	—

Total						$(48)	$(16)	$32

Amounts designated as “—” are $0 or have been rounded to $0.

*	All or a portion of these option contracts are held by the wholly-owned subsidiaries of the Portfolio. See Note 2O in the Notes to Financial Statements for the basis of consolidation.

Total Return Swap Agreements

Underlying Reference	Counterparty	Expiration Date	Notional Amount (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
S&P GSCI Agricultural Index*	Goldman Sachs	2/26/16	$113	$4	$4
S&P GSCI Agricultural Index*	Goldman Sachs	5/31/16	547	18	18
S&P GSCI Grains Index*	Barclays Bank	2/26/16	567	(13)	(13)
S&P GSCI Grains Index*	Goldman Sachs	5/31/16	188	(4)	(4)

				$5	$5

Interest Rate Swap Agreements

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Pay	Brazil CETIP	14.50%	1/4/21	BNP Paribas	500 BRL	$—	$(6)	$(6)
Pay	Brazil CETIP	14.50%	1/4/21	BNP Paribas	1,900 BRL	—	(22)	(22)
Receive	U.S. CPI Urban Consumers NSA	2.50%	7/15/22	Deutsche Bank	500 USD	3	(53)	(56)
Pay	United Kingdom RPI Index	3.32%	5/15/30	Goldman Sachs	300 GBP	—	8	8
Pay	United Kingdom RPI Index	3.40%	6/15/30	JPMorgan Chase	2,000 GBP	—	91	91
Pay	United Kingdom RPI Index	3.28%	9/15/30	JPMorgan Chase	400 GBP	4	4	—

						$7	$22	$15

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Centrally Cleared Interest Rate Swap Agreements

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	3-Month U.S Dollar LIBOR BBA	0.75%	6/18/16	10,300 USD	$—	$(5)	$(5)
Receive	3-Month U.S Dollar LIBOR BBA	0.68%	9/14/16	3,900 USD	—	2	2
Receive	Euro HICP	0.32%	9/15/16	1,500 EUR	—	(3)	(3)
Receive	3-Month U.S Dollar LIBOR BBA	1.50%	12/16/17	1,000 USD	—	(7)	(7)
Receive	3-Month U.S Dollar LIBOR BBA	2.00%	12/16/20	1,800 USD	—	(23)	(23)
Pay	Brazil CETIP	16.15%	1/4/21	1,100 BRL	—	2	2
Pay	Brazil CETIP	16.15%	1/4/21	600 BRL	—	1	1
Pay	CME IRS REC GBP	2.00%	3/18/22	2,200 GBP	80	53	(27)
Pay	CME IRS REC MXN	6.35%	9/1/23	8,500 MXN	35	7	(28)
Receive	3-Month U.S Dollar LIBOR BBA	2.23%	9/16/25	600 USD	—	(2)	(2)
Receive	3-Month U.S Dollar LIBOR BBA	2.80%	10/28/25	23,200 USD	—	(74)	(74)
Receive	3-Month U.S Dollar LIBOR BBA	2.50%	12/16/25	680 USD	11	(20)	(31)
Receive	3-Month U.S Dollar LIBOR BBA	2.25%	6/15/26	3,600 USD	—	11	11
Receive	3-Month U.S Dollar LIBOR BBA	2.25%	6/15/26	500 USD	1	3	2
Receive	United Kingdom RPI Index	3.30%	12/15/30	1,100 GBP	5	4	(1)
Receive	6-Month GBP LIBOR BBA	2.00%	9/16/45	1,740 GBP	221	89	(132)

					$353	$38	$(315)

Commodity Forward Swap Agreements

Reference Entity	Counterparty	Strike Price	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
CUAC*	Macquarie	$—	12/30/16	$4	$—	$1	$1
CUAC*	Macquarie	37.00	3/31/16	1	—	8	8
Eurmarg*	BNP Paribas	—	3/31/16	3	—	(4)	(4)
Eurmarg*	BNP Paribas	6.40	12/30/16	12	—	(10)	(10)
Eurmarg*	BNP Paribas	—	12/29/17	10	—	(12)	(12)
Eurmarg*	BNP Paribas	—	9/30/16	18	6	(3)	(9)
Eurmarg*	Goldman Sachs	—	12/30/16	4	—	—	—
Eurmarg*	JPMorgan Chase	—	12/29/17	1	—	(1)	(1)
Eurmarg*	JPMorgan Chase	—	3/31/16	1	—	(1)	(1)
Eurmarg*	JPMorgan Chase	6.50	12/30/16	5	—	(4)	(4)
Eurobobco*	BNP Paribas	9.00	9/30/16	6	—	38	38
Eurtop*	BNP Paribas	2.07	3/31/16	12	—	(6)	(6)
Eurtop*	Goldman Sachs	2.13	3/31/16	3	—	(2)	(2)
Eurtop*	Goldman Sachs	1.94	3/31/16	3	—	(1)	(1)
Eurtop*	Goldman Sachs	2.10	3/31/16	3	—	(2)	(2)
Eurtop*	Goldman Sachs	2.15	3/31/16	3	—	(2)	(2)
Eurtop*	Goldman Sachs	2.21	3/31/16	6	—	(4)	(4)
Gold*	Goldman Sachs	1,289.26	1/29/16	1	—	(123)	(123)
Platinum*	Goldman Sachs	1,004.00	10/31/16	—	—	(37)	(37)

					$6	$(165)	$(171)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (concluded) — December 31, 2015 (Unaudited)

Commodity Swap Agreements

Reference Entity	Counterparty	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Bloomberg Commodity Index*	BNP Paribas	2/16/16	$1,961	$—	$25	$25
Bloomberg Commodity Index*	Canadian Imperial Bank of Commerce	2/16/16	2,296	—	29	29
Bloomberg Commodity Index*	Goldman Sachs	2/16/16	9,092	—	108	108
Bloomberg Commodity Index*	Goldman Sachs	2/16/16	37	(2)	—	2
Bloomberg Commodity Index*	Goldman Sachs	2/16/16	6,882	—	86	86
Bloomberg Commodity Index*	Goldman Sachs	2/16/16	2,014	—	25	25
Bloomberg Commodity Index*	JPMorgan Chase	2/16/16	12,549	(66)	158	224
Bloomberg Commodity Index*	JPMorgan Chase	2/16/16	1,708	—	(13)	(13)
Bloomberg Commodity Index 1 month Forward*	BNP Paribas	2/16/16	347	8	4	(4)
Bloomberg Commodity Index 1 month Forward*	Goldman Sachs	2/16/16	2,621	—	33	33
Bloomberg Commodity Index 1 month Forward*	JPMorgan Chase	2/16/16	5,253	—	67	67

				$(60)	$522	$582

Variance Swap Agreements

Reference Entity	Counterparty	Strike Price	Expiration Date	Notional Amount (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
London Gold Market Fixing Ltd. Index*	Goldman Sachs	$0.1089	4/29/20	$455	$17	$17
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.0784	4/09/20	179	2	2
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.0778	3/24/20	538	5	5
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.0625	1/25/16	308	(1)	(1)
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.0784	4/6/20	179	2	2
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.0790	4/14/20	178	2	2
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.0282	1/6/16	298	(2)	(2)
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.0870	4/28/20	339	6	6
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.0858	4/27/20	341	5	5
London Palladium Market Index*	Goldman Sachs	0.0676	1/6/16	192	7	7
London Palladium Market Index*	Goldman Sachs	0.0625	1/25/16	200	(1)	(1)
London Palladium Market Index*	Goldman Sachs	0.0625	1/25/16	200	(2)	(2)

					$40	$40

Amounts designated as “—” are $0 or have been rounded to $0.

*	All or a portion of these swap agreements are held by the wholly-owned subsidiaries of the Portfolio. See Note 2O in the Notes to Financial Statements for the basis of consolidation.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.62%
	Australia — 4.52%
57,163	Alumina Ltd. (Metals & Mining)	$48
9,807	AusNet Services (Electric Utilities)	11
21,943	Australia & New Zealand Banking Group Ltd. (Banks)	443
3,228	Bendigo & Adelaide Bank Ltd. (Banks)	28
57,281	BHP Billiton Ltd. (Metals & Mining)	737
13,011	Commonwealth Bank of Australia (Banks)	803
11,273	Dexus Property Group (Real Estate Investment Trusts)	61
18,835	Insurance Australia Group Ltd. (Insurance)	76
61,399	Mirvac Group (Real Estate Investment Trusts)	88
18,877	National Australia Bank Ltd. (Banks)	412
39,463	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	133
10,050	Rio Tinto Ltd. (Metals & Mining)	325
86,368	Scentre Group (Real Estate Investment Trusts)	262
37,495	Stockland Trust Group (Real Estate Investment Trusts)	111
9,539	Suncorp Group Ltd. (Insurance)	83
67,081	Telstra Corp. Ltd. (Diversified Telecommunication Services)	273
38,078	Vicinity Centres (Real Estate Investment Trusts)	77
24,981	Westpac Banking Corp. (Banks)	605
18,131	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	378
28,163	Woolworths Ltd. (Food & Staples Retailing)	500

		5,454

	Austria — 0.09%
301	ANDRITZ AG (Machinery)	15
2,924	OMV AG (Oil, Gas & Consumable Fuels)	82
509	Voestalpine AG (Metals & Mining)	16

		113

	Belgium — 0.63%
4,393	Anheuser-Busch InBev NV (Beverages)	546
1,225	Belgacom SA (Diversified Telecommunication Services)	40
384	Groupe Bruxelles Lambert SA (Diversified Financial Services)	33
672	KBC Groep NV (Banks)	42
897	Solvay SA (Chemicals)	96

		757

	Curaçao — 0.78%
13,493	Schlumberger Ltd. (Energy Equipment & Services)	941

	Denmark — 0.91%
120	A.P. Moller – Maersk A/S, Class – A (Marine)	155
415	A.P. Moller – Maersk A/S, Class – B (Marine)	540
6,567	ISS A/S (Commercial Services & Supplies)	237
24,244	TDC A/S (Diversified Telecommunication Services)	121
1,939	Tryg A/S (Insurance)	39

		1,092

Shares	Security Description	Value (000)
	Finland — 0.39%
1,343	Elisa Oyj (Diversified Telecommunication Services)	$51
2,267	Fortum Oyj (Electric Utilities)	34
2,484	Metso Oyj (Machinery)	56
2,389	Nokian Renkaat Oyj (Auto Components)	85
1,637	Orion Oyj, Class – B (Pharmaceuticals)	57
10,315	UPM-Kymmene Oyj (Paper & Forest Products)	191

		474

	France — 4.01%
7,597	AXA SA (Insurance)	208
3,777	Bouygues SA (Construction & Engineering)	150
1,033	Casino Guichard-Perrachon SA (Food & Staples Retailing)	47
834	CNP Assurances (Insurance)	11
7,482	Compagnie de Saint-Gobain (Building Products)	324
3,487	Credit Agricole SA (Banks)	41
3,106	Edenred (Commercial Services & Supplies)	59
1,044	Electricite de France SA (Electric Utilities)	15
6,217	ENGIE (Multi-Utilities)	110
2,305	Eutelsat Communications (Media)	69
203	Fonciere des Regions (Real Estate Investment Trusts)	18
278	Gecina SA (Real Estate Investment Trusts)	34
319	Icade (Real Estate Investment Trusts)	21
1,490	Klepierre (Real Estate Investment Trusts)	66
1,789	Lagardere SCA (Media)	53
3,949	Natixism SA (Banks)	22
14,467	Orange (Diversified Telecommunication Services)	242
5,107	Rexel SA (Trading Companies & Distributors)	68
9,421	Sanofi-Aventis (Pharmaceuticals)	803
7,392	Schneider Electric SA (Electrical Equipment)	420
1,235	Suez Environnement Co. (Multi-Utilities)	23
1,899	Technip SA (Energy Equipment & Services)	94
17,922	Total SA (Oil, Gas & Consumable Fuels)	804
758	Unibail-Rodamco SE (Real Estate Investment Trusts)	193
1,684	Veolia Environnement (Multi-Utilities)	40
8,164	Vinci SA (Construction & Engineering)	523
17,381	Vivendi (Media)	374

		4,832

	Germany — 3.98%
1,669	Allianz SE (Insurance)	294
642	Axel Springer AG (Media)	36
9,330	BASF SE (Chemicals)	711
4,729	Bayerische Motoren Werke AG (Automobiles)	498
11,958	Daimler AG (Automobiles)	999
713	Deutsche Boerse AG (Diversified Financial Services)	63
14,203	Deutsche Post AG (Air Freight & Logistics)	397
23,447	Deutsche Telekom AG (Diversified Telecommunication Services)	421
7,390	E.ON AG (Multi-Utilities)	71
2,064	Evonik Industries AG (Chemicals)	68
989	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	82

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
440	MAN SE (Machinery)	$44
2,495	Metro AG (Food & Staples Retailing)	79
616	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	123
3,232	ProSiebenSat.1 Media AG (Media)	163
7,510	Siemens AG (Industrial Conglomerates)	726
4,388	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	23

		4,798

	Hong Kong — 1.77%
6,100	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	48
59,000	BOC Hong Kong (Holdings) Ltd. (Banks)	180
10,000	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	92
28,000	CLP Holdings Ltd. (Electric Utilities)	238
79,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	179
12,000	Hang Seng Bank Ltd. (Banks)	227
38,267	HK Electric Investments Ltd. (Electric Utilities)	32
74,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	94
19,000	Hysan Development Co. (Real Estate Management & Development)	78
378,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	255
1,987	Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods) (a)	80
45,000	MTR Corp. Ltd. (Road & Rail)	222
135,000	PCCW Ltd. (Diversified Telecommunication Services)	79
23,000	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	257
21,000	The Bank of East Asia Ltd. (Banks)	78

		2,139

	Ireland (Republic of) — 0.14%
5,911	CRH PLC (Construction Materials)	170

	Israel — 0.35%
103,064	Israel Chemicals Ltd. (Chemicals)	418

	Italy — 0.61%
3,296	Assicurazioni Generali SpA (Insurance)	60
4,607	Atlantia SpA (Transportation Infrastructure)	122
20,270	Enel SpA (Electric Utilities)	84
27,781	Eni SpA (Oil, Gas & Consumable Fuels)	414
5,605	Snam Rete Gas SpA (Gas Utilities)	29
4,572	Terna – Rete Elettrica Nationale SpA (Electric Utilities)	24

		733

	Japan — 12.71%
500	Aeon Credit Service Co. Ltd. (Consumer Finance)	11
4,700	Aisin Seiki Co. Ltd. (Auto Components)	202
7,400	Amada Holdings Co. Ltd. (Machinery)	71
24,000	Asahi Glass Co. Ltd. (Building Products)	138
30,000	Asahi Kasei Corp. (Chemicals)	203
45,000	Astellas Pharma, Inc. (Pharmaceuticals)	641

Shares	Security Description	Value (000)
	Japan (continued)
1,500	Benesse Holdings, Inc. (Diversified Consumer Services)	$43
12,000	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	119
6,300	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	181
10,300	Denso Corp. (Auto Components)	493
5,200	Eisai Co. Ltd. (Pharmaceuticals)	344
2,200	Hitachi Chemical Co. Ltd. (Chemicals)	35
2,400	Hitachi Construction Machinery Co. Ltd. (Machinery)	37
104,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	590
36,000	Honda Motor Co. Ltd. (Automobiles)	1,151
1,800	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	29
38,600	ITOCHU Corp. (Trading Companies & Distributors)	457
1,100	ITOCHU Techno-Solutions Corp. (IT Services)	22
11,600	JFE Holdings, Inc. (Metals & Mining)	182
4,100	JSR Corp. (Chemicals)	64
51,300	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	215
31,000	Kawasaki Heavy Industries Ltd. (Machinery)	115
18,400	KDDI Corp. (Wireless Telecommunication Services)	478
75,000	Kobe Steel Ltd. (Metals & Mining)	81
20,800	Komatsu Ltd. (Machinery)	340
9,700	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	97
7,700	Kuraray Co. Ltd. (Chemicals)	93
2,500	Kurita Water Industries Ltd. (Machinery)	52
7,000	Kyocera Corp. (Electronic Equipment, Instruments & Components)	325
1,400	Lawson, Inc. (Food & Staples Retailing)	114
1,100	Miraca Holdings, Inc. (Health Care Providers & Services)	48
31,500	Mitsubishi Corp. (Trading Companies & Distributors)	523
41,000	Mitsubishi Electric Corp. (Electrical Equipment)	430
23,000	Mitsubishi Materials Corp. (Metals & Mining)	72
4,700	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	81
40,100	Mitsui & Co. Ltd. (Trading Companies & Distributors)	477
130,300	Mizuho Financial Group, Inc. (Banks)	261
2,700	MS&AD Insurance Group Holdings, Inc. (Insurance)	79
8,000	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	40
16	Nippon Prologis REIT, Inc. (Real Estate Investment Trusts)	29
16,000	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	317
8,900	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	354
36,000	Nippon Yusen Kabushiki Kaisha (Marine)	87
56,300	Nissan Motor Co. Ltd. (Automobiles)	590

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
1,300	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	$24
15,700	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	322
10,000	Osaka Gas Co. Ltd. (Gas Utilities)	36
8,200	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	291
2,200	Park24 Co. Ltd. (Commercial Services & Supplies)	53
11,700	Resona Holdings, Inc. (Banks)	57
2,000	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	101
1,100	Sankyo Co. Ltd. (Leisure Products)	41
4,200	Sega Sammy Holdings, Inc. (Leisure Products)	39
9,800	Sekisui Chemical Co. Ltd. (Household Durables)	128
12,700	Sekisui House Ltd. (Household Durables)	214
3,800	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	31
1,700	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	56
25,700	Sumitomo Corp. (Trading Companies & Distributors)	262
12,000	Sumitomo Heavy Industries Ltd. (Machinery)	54
11,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	134
7,400	Sumitomo Mitsui Financial Group, Inc. (Banks)	279
18,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	68
16,900	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	843
2,900	THK Co. Ltd. (Machinery)	54
3,800	Tokio Marine Holdings, Inc. (Insurance)	147
7,000	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	59
1,500	Toyoda Gosei Co. Ltd. (Auto Components)	34
24,700	Toyota Motor Corp. (Automobiles)	1,521
4,600	Toyota Tsusho Corp. (Trading Companies & Distributors)	108
4,500	USS Co. Ltd. (Specialty Retail)	68

		15,335

	Jersey — 0.06%
6,496	Petrofac Ltd. (Energy Equipment & Services)	76

	Luxembourg — 0.18%
1,012	Millicom International Cellular SA (Wireless Telecommunication Services)	58
5,725	SES – FDR, Class – A (Media)	159

		217

	Netherlands — 1.01%
3,417	AEGON NV (Insurance)	19
1,854	Akzo Nobel NV (Chemicals)	123
7,089	CNH Industrial NV (Machinery)	49
6,757	Koninklijke Ahold NV (Food & Staples Retailing)	143
650	Koninklijke Boskalis Westminster NV (Construction & Engineering)	27
1,370	Koninklijke DSM NV (Chemicals)	69
7,060	Koninklijke Philips Electronics NV (Industrial Conglomerates)	180

Shares	Security Description	Value (000)
	Netherlands (continued)
531	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	$23
968	Randstad Holding NV (Professional Services)	60
8,628	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	58
9,049	Unilever NV (Personal Products)	393
2,281	Wolters Kluwer NV (Media)	77

		1,221

	New Zealand — 0.04%
2,968	Fletcher Building Ltd. (Construction Materials)	15
5,092	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	8
12,983	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	29

		52

	Norway — 0.37%
893	Gjensidige Forsikring ASA (Insurance)	14
21,845	Statoil ASA (Oil, Gas & Consumable Fuels)	305
7,347	Telenor ASA (Diversified Telecommunication Services)	123

		442

	Portugal — 0.06%
18,883	EDP – Energias de Portugal SA (Electric Utilities)	68

	Singapore — 1.12%
48,900	Ascendas Real Estate Investment Trust (Real Estate Investment Trusts)	78
53,200	CapitaCommercial Trust (Real Estate Investment Trusts)	50
60,800	CapitaMall Trust (Real Estate Investment Trusts)	83
59,700	Keppel Corp. Ltd. (Industrial Conglomerates)	273
39,400	SembCorp Industries Ltd. (Industrial Conglomerates)	84
46,700	Singapore Press Holdings Ltd. (Media)	129
170,100	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	440
15,100	United Overseas Bank Ltd. (Banks)	208

		1,345

	Spain — 1.51%
9,832	Abertis Infraestructuras SA (Transportation Infrastructure)	154
37,685	Banco Bilbao Vizcaya Argentaria SA (Banks)	275
85,440	Banco Santander SA (Banks)	420
5,937	Corporacion Mapfre (Insurance)	15
1,283	Enagas (Gas Utilities)	36
2,208	Gas Natural SDG SA (Gas Utilities)	45
24,829	Repsol YPF SA (Oil, Gas & Consumable Fuels)	273
54,137	Telefonica SA (Diversified Telecommunication Services)	601

		1,819

	Sweden — 1.80%
1,256	Industrivarden AB, C Shares (Diversified Financial Services)	22
23,245	Nordea Bank AB (Banks)	255
35,754	Sandvik AB (Machinery)	312
11,623	Skandinaviska Enskilda Banken AB, Class – A (Banks)	122

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
10,005	Skanska AB, B Shares (Construction & Engineering)	$194
6,891	Swedbank AB, A Shares (Banks)	152
4,949	Tele2 AB, B Shares (Wireless Telecommunication Services)	49
89,673	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	865
39,766	TeliaSonera AB (Diversified Telecommunication Services)	198

		2,169

	Switzerland — 5.62%
72,061	ABB Ltd., Registered Shares (Electrical Equipment)	1,287
6,503	Adecco SA, Registered Shares (Professional Services)	445
1,244	Garmin Ltd. (Household Durables)	46
1,540	Kuehne & Nagel International Ltd. (Marine)	211
21,932	Nestle SA (Food Products)	1,629
308	Pargesa Holding SA (Diversified Financial Services)	19
6,060	Roche Holding AG (Pharmaceuticals)	1,680
183	SGS SA, Registered Shares (Professional Services)	348
430	Sulzer AG (Machinery)	40
1,280	Swiss Prime Site AG (Real Estate Management & Development)	100
3,483	Swiss Re AG (Insurance)	340
479	Swisscom AG (Diversified Telecommunication Services)	240
1,525	Zurich Financial Services AG (Insurance)	392

		6,777

	United Kingdom — 10.65%
6,783	Aberdeen Asset Management PLC (Capital Markets)	29
47,870	Anglo American PLC (Metals & Mining)	210
2,996	Aon PLC (Insurance)	276
23,143	AstraZeneca PLC (Pharmaceuticals)	1,563
27,485	Aviva PLC (Insurance)	209
62,154	BHP Billiton PLC (Metals & Mining)	693
23,132	British American Tobacco PLC (Tobacco)	1,284
12,462	Capital Shopping Centres Group PLC (Real Estate Investment Trusts)	58
33,682	Centrica PLC (Multi-Utilities)	108
73,534	GlaxoSmithKline PLC (Pharmaceuticals)	1,485
4,382	ICAP PLC (Capital Markets)	33
101,200	ITV PLC (Media)	412
35,941	J Sainsbury PLC (Food & Staples Retailing)	137
40,007	Legal & General Group PLC (Insurance)	158
27,973	National Grid PLC (Multi-Utilities)	386
34,499	Old Mutual PLC (Insurance)	91
23,162	Pearson PLC (Media)	250
8,119	Persimmon PLC (Household Durables) (a)	242
40,004	Rio Tinto PLC (Metals & Mining)	1,165
46,620	Rolls-Royce Holdings PLC (Aerospace & Defense)	395

Shares	Security Description	Value (000)
	United Kingdom (continued)
32,984	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	$747
31,964	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	728
21,422	Royal Mail PLC (Air Freight & Logistics)	140
1,695	Severn Trent PLC (Water Utilities)	54
6,882	SSE PLC (Electric Utilities)	155
21,908	Standard Chartered PLC (Banks)	182
13,179	Standard Life PLC (Insurance)	75
14,760	Tate & Lyle PLC (Food Products)	130
5,158	United Utilities Group PLC (Water Utilities)	71
387,773	Vodafone Group PLC (Wireless Telecommunication Services)	1,257
56,924	William Morrison Supermarkets PLC (Food & Staples Retailing)	124

		12,847

	United States — 46.31%
6,743	3M Co. (Industrial Conglomerates)	1,016
680	Aaron’s, Inc. (Specialty Retail)	15
6,674	Accenture PLC, Class – A (IT Services)	697
765	Advance Auto Parts, Inc. (Specialty Retail)	115
2,282	Air Products & Chemicals, Inc. (Chemicals)	297
1,057	Alphabet, Inc., Class – A (Internet Software & Services) (a)	822
1,081	Alphabet, Inc., Class – C (Internet Software & Services) (a)	820
8,078	Amgen, Inc. (Biotechnology)	1,311
3,233	Amphenol Corp., Class – A (Electronic Equipment, Instruments & Components)	169
3,282	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	182
897	ANSYS, Inc. (Software) (a)	83
2,800	Anthem, Inc. (Health Care Providers & Services)	390
11,785	Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,240
658	AptarGroup, Inc. (Containers & Packaging)	48
2,386	Autodesk, Inc. (Software) (a)	145
4,988	Automatic Data Processing, Inc. (IT Services)	423
332	AutoZone, Inc. (Specialty Retail) (a)	246
2,225	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	343
1,795	Bed Bath & Beyond, Inc. (Specialty Retail) (a)	87
1,024	Bemis Co., Inc. (Containers & Packaging)	46
3,036	Best Buy Co., Inc. (Specialty Retail)	92
2,501	Biogen Idec, Inc. (Biotechnology) (a)	766
391	Bio-Techne Corp. (Life Sciences Tools & Services)	35
1,198	Broadridge Financial Solutions, Inc. (IT Services)	64
1,218	Brown & Brown, Inc. (Insurance)	39
1,526	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	95
1,914	Cameron International Corp. (Energy Equipment & Services) (a)	121
1,742	Campbell Soup Co. (Food Products)	92
3,518	Cardinal Health, Inc. (Health Care Providers & Services)	314

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
653	Carlisle Cos., Inc. (Industrial Conglomerates)	$58
551	Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	49
876	CBOE Holdings, Inc. (Diversified Financial Services)	57
3,183	Cerner Corp. (Health Care Technology) (a)	192
305	Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	15
956	Cintas Corp. (Commercial Services & Supplies)	86
50,661	Cisco Systems, Inc. (Communications Equipment)	1,375
1,680	Citrix Systems, Inc. (Software) (a)	127
3,407	CME Group, Inc. (Diversified Financial Services)	308
2,763	Coach, Inc. (Textiles, Apparel & Luxury Goods)	90
6,487	Cognizant Technology Solutions Corp. (IT Services) (a)	389
9,613	Colgate-Palmolive Co. (Household Products)	640
905	Commerce Bancshares, Inc. (Banks)	38
1,331	Copart, Inc. (Commercial Services & Supplies) (a)	51
505	Crane Co. (Machinery)	24
10,500	CSX Corp. (Road & Rail)	272
570	Cullen/Frost Bankers, Inc. (Banks)	34
1,258	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	80
1,847	DaVita Healthcare Partners, Inc. (Health Care Providers & Services) (a)	129
1,400	Dentsply International, Inc. (Health Care Equipment & Supplies)	85
965	Dick’s Sporting Goods, Inc. (Specialty Retail)	34
426	Dolby Laboratories, Inc., Class – A (Electronic Equipment, Instruments & Components)	14
2,411	Dollar Tree, Inc. (Multiline Retail) (a)	187
1,437	Donaldson Co., Inc. (Machinery)	41
1,678	Dover Corp. (Machinery)	103
2,009	Dr. Pepper Snapple Group, Inc. (Beverages)	187
409	Dril-Quip, Inc. (Energy Equipment & Services) (a)	24
386	DST Systems, Inc. (IT Services)	44
1,240	Eaton Vance Corp. (Capital Markets)	40
12,909	eBay, Inc. (Internet Software & Services) (a)	355
2,804	Ecolab, Inc. (Chemicals)	320
622	Edgewell Personal Care Co. (Personal Products)	49
2,252	Edwards Lifesciences Corp. (Health Care Equipment & Supplies) (a)	178
10,397	Eli Lilly & Co. (Pharmaceuticals)	876
20,634	EMC Corp. (Technology Hardware, Storage & Peripherals)	530
1,916	Expeditors International of Washington, Inc. (Air Freight & Logistics)	86
7,750	Express Scripts Holding Co. (Health Care Providers & Services) (a)	678
18,281	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,425
720	F5 Networks, Inc. (Communications Equipment) (a)	70
418	FactSet Research Systems, Inc. (Diversified Financial Services)	68
3,079	Fastenal Co. (Trading Companies & Distributors)	126

Shares	Security Description	Value (000)
	United States (continued)
1,422	First Republic Bank (Banks)	$95
2,515	Fiserv, Inc. (IT Services) (a)	230
961	FleetCor Technologies, Inc. (IT Services) (a)	137
1,471	FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	41
1,468	Fluor Corp. (Construction & Engineering)	69
2,311	FMC Technologies, Inc. (Energy Equipment & Services) (a)	67
443	Fossil Group, Inc. (Textiles, Apparel & Luxury Goods) (a)	16
419	Four Corners Property Trust, Inc. (Real Estate Investment Trusts) (a)	10
4,062	Franklin Resources, Inc. (Capital Markets)	150
1,128	GameStop Corp., Class – A (Specialty Retail)	32
2,387	Gap, Inc. (Specialty Retail)	59
1,595	Genuine Parts Co. (Distributors)	137
1,295	Harris Corp. (Communications Equipment)	113
877	Henry Schein, Inc. (Health Care Providers & Services) (a)	139
1,525	Hershey Co. (Food Products)	136
1,341	Hormel Foods Corp. (Food Products)	106
579	Hubbell, Inc. (Electrical Equipment) (a)	59
780	IDEX Corp. (Machinery)	60
935	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (a)	68
687	IHS, Inc. (Professional Services) (a)	81
1,637	Ingram Micro, Inc. (Electronic Equipment, Instruments & Components)	50
46,245	Intel Corp. (Semiconductors & Semiconductor Equipment)	1,592
9,202	International Business Machines Corp. (IT Services)	1,267
809	International Flavors & Fragrances, Inc. (Chemicals)	97
2,929	Intuit, Inc. (Software)	283
818	Jack Henry & Associates, Inc. (IT Services)	64
1,315	Jacobs Engineering Group, Inc. (Construction & Engineering) (a)	55
486	John Wiley & Sons, Inc., Class – A (Media)	22
14,320	Johnson & Johnson (Pharmaceuticals)	1,471
3,870	Kimberly-Clark Corp. (Household Products)	493
2,123	Kohl’s Corp. (Multiline Retail)	101
1,051	Laboratory Corp. of America Holdings (Health Care Providers & Services) (a)	130
468	Landstar System, Inc. (Road & Rail)	27
796	Lincoln Electric Holdings, Inc. (Machinery)	41
2,510	Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	107
3,042	LKQ Corp. (Distributors) (a)	90
2,884	Lockheed Martin Corp. (Aerospace & Defense)	626
1,116	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods) (a)	59
10,622	MasterCard, Inc., Class – A (IT Services)	1,034
1,340	McCormick & Co., Inc. (Food Products)	115
10,185	McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,204
2,460	McKesson Corp. (Health Care Providers & Services)	485

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
2,120	Mead Johnson Nutrition Co. (Food Products)	$167
937	MEDNAX, Inc. (Health Care Providers & Services) (a)	67
281	Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	95
30,884	Microsoft Corp. (Software)	1,714
164	Morningstar, Inc. (Diversified Financial Services)	13
502	MSC Industrial Direct Co., Inc., Class – A (Trading Companies & Distributors)	28
887	National Fuel Gas Co. (Gas Utilities)	38
1,184	National Instruments Corp. (Electronic Equipment, Instruments & Components)	34
4,059	National Oilwell Varco, Inc. (Energy Equipment & Services)	136
90	NewMarket Corp. (Chemicals)	34
14,414	NIKE, Inc., Class – B (Textiles, Apparel & Luxury Goods)	901
1,471	Nordstrom, Inc. (Multiline Retail)	73
3,240	Norfolk Southern Corp. (Road & Rail)	274
8,162	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	552
1,035	Oceaneering International, Inc. (Energy Equipment & Services)	39
731	Old Dominion Freight Line, Inc. (Road & Rail) (a)	43
33,667	Oracle Corp. (Software)	1,230
267	Panera Bread Co., Class – A (Hotels, Restaurants & Leisure) (a)	52
905	Patterson Cos., Inc. (Health Care Providers & Services)	41
3,398	Paychex, Inc. (IT Services)	180
11,285	PayPal Holdings, Inc. (IT Services) (a)	409
14,473	PepsiCo, Inc. (Beverages)	1,446
5,755	Phillips 66 (Oil, Gas & Consumable Fuels)	471
3,063	Praxair, Inc. (Chemicals)	314
1,470	Precision Castparts Corp. (Aerospace & Defense)	341
15,144	Qualcomm, Inc. (Communications Equipment)	757
1,502	Quest Diagnostics, Inc. (Health Care Providers & Services)	107
1,294	Rackspace Hosting, Inc. (Internet Software & Services) (a)	33
3,243	Raytheon Co. (Aerospace & Defense)	404
1,922	Red Hat, Inc. (Software) (a)	159
1,410	ResMed, Inc. (Health Care Equipment & Supplies)	76
8,772	Reynolds American, Inc. (Tobacco)	405
1,354	Robert Half International, Inc. (Professional Services)	64
1,385	Rockwell Collins, Inc. (Aerospace & Defense)	128
997	Rollins, Inc. (Commercial Services & Supplies)	26
1,053	Roper Industries, Inc. (Industrial Conglomerates)	200
4,399	Ross Stores, Inc. (Specialty Retail)	237
1,429	SCANA Corp. (Multi-Utilities)	86
916	Scripps Networks Interactive, Class – A (Media)	51
582	Snap-on, Inc. (Machinery)	100
701	SolarWinds, Inc. (Software) (a)	41
1,060	Sonoco Products Co. (Containers & Packaging)	43

Shares	Security Description	Value (000)
	United States (continued)
767	Spirit Airlines, Inc. (Airlines) (a)	$31
6,406	Staples, Inc. (Specialty Retail)	61
15,946	Starbucks Corp. (Hotels, Restaurants & Leisure)	957
6,311	Sysco Corp. (Food & Staples Retailing)	258
2,771	T. Rowe Price Group, Inc. (Capital Markets)	198
2,672	TD Ameritrade Holdg Corp. (Capital Markets)	93
1,492	Teradata Corp. (IT Services) (a)	39
1,714	The ADT Corp. (Commercial Services & Supplies)	57
1,375	The Clorox Co. (Household Products)	174
35,116	The Coca-Cola Co. (Beverages)	1,509
379	The Dun & Bradstreet Corp. (Professional Services)	39
2,195	The Estee Lauder Cos., Inc., Class – A (Personal Products)	193
1,252	The J.M. Smucker Co. (Food Products)	154
2,909	The McGraw-Hill Cos., Inc. (Diversified Financial Services)	287
573	The Middleby Corp. (Machinery) (a)	62
18,925	The Procter & Gamble Co. (Household Products)	1,503
862	The Sherwin-Williams Co. (Chemicals)	224
9,653	The Southern Co. (Electric Utilities)	451
12,892	The Walt Disney Co. (Media)	1,354
4,231	Thermo Electron Corp. (Life Sciences Tools & Services)	600
1,182	Tiffany & Co. (Specialty Retail)	90
693	Towers Watson & Co., Class – A (Professional Services)	89
2,607	Trimble Navigation Ltd. (Electronic Equipment, Instruments & Components) (a)	56
674	Ulta Salon, Cosmetics & Fragrance, Inc. (Specialty Retail) (a)	125
9,305	Union Pacific Corp. (Road & Rail)	729
9,461	United Technologies Corp. (Aerospace & Defense)	909
3,593	V.F. Corp. (Textiles, Apparel & Luxury Goods)	224
1,000	Varian Medical Systems, Inc. (Health Care Equipment & Supplies) (a)	81
862	VCA Antech, Inc. (Health Care Providers & Services) (a)	47
1,571	Versik Analytics, Inc., Class – A (Professional Services) (a)	121
18,944	Visa, Inc., Class – A (IT Services)	1,470
820	VMware, Inc., Class – A (Software) (a)	46
701	W.W. Grainger, Inc. (Trading Companies & Distributors)	142
966	Wabtec Corp. (Machinery)	69
867	Waters Corp. (Life Sciences Tools & Services) (a)	117
5,408	Western Union Co. (IT Services)	97
3,752	Whole Foods Market, Inc. (Food & Staples Retailing)	126
756	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	29
5,306	Xcel Energy, Inc. (Electric Utilities)	191

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (concluded) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,813	Xylem, Inc. (Machinery)	$66
9,972	Yahoo!, Inc. (Internet Software & Services) (a)	332

		55,874

	Total Common Stocks	120,163

	Preferred Stock — 0.05%
	Germany — 0.05%
738	Bayerische Motoren Werke AG – Preferred (Automobiles)	62

	Total Preferred Stock	62

	Right — 0.00%
	Singapore — 0.00%
1,833	Ascendas Real Estate Investment Trust (Real Estate Investment Trusts) (a)	—

	Total Right	—

	Mutual Fund — 0.15%
176,000	SSgA Treasury Money Market Fund, 0.00% (b)	176

	Total Mutual Fund	176

	Total Investments (cost $127,759) — 99.82%	120,401
	Other assets in excess of liabilities — 0.18%	216

	Net Assets — 100.00%	$120,617

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on December 31, 2015.

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The ESG Growth Portfolio	Cadence Capital Management, LLC	Mellon Capital Management Corporation	Total
Common Stocks	52.19%	47.43%	99.62%
Preferred Stock	0.05%	—	0.05%
Right	0.00%	—	0.00%
Mutual Fund	—	0.15%	0.15%
Other Assets (Liabilities)	0.11%	0.07%	0.18%

Total Net Assets	52.35%	47.65%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 75.99%
	Australia — 4.42%
624,766	Alumina Ltd. (Metals & Mining)	$521
6,187	Ansell Ltd. (Health Care Equipment & Supplies)	96
132,104	AusNet Services (Electric Utilities)	142
187,059	Australia & New Zealand Banking Group Ltd. (Banks)	3,774
25,692	Bank of Queensland Ltd. (Banks)	259
30,901	Bendigo & Adelaide Bank Ltd. (Banks)	267
600,218	BHP Billiton Ltd. (Metals & Mining)	7,722
109,896	Commonwealth Bank of Australia (Banks)	6,793
111,571	Dexus Property Group (Real Estate Investment Trusts)	605
138,013	DUET Group (Multi-Utilities)	229
38,570	Iluka Resources Ltd. (Metals & Mining)	171
161,366	Insurance Australia Group Ltd. (Insurance)	648
495,389	Mirvac Group (Real Estate Investment Trusts)	709
161,692	National Australia Bank Ltd. (Banks)	3,527
8,453	Newcrest Mining Ltd. (Metals & Mining) (a)	80
88,741	Orica Ltd. (Chemicals)	994
390,292	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	1,320
1,417	REA Group Ltd. (Media)	56
102,276	Rio Tinto Ltd. (Metals & Mining)	3,307
737,130	Scentre Group (Real Estate Investment Trusts)	2,235
31,148	Seek Ltd. (Professional Services)	347
312,612	Stockland Trust Group (Real Estate Investment Trusts)	928
86,083	Suncorp Group Ltd. (Insurance)	755
13,101	Sydney Airport (Transportation Infrastructure)	60
599,936	Telstra Corp. Ltd. (Diversified Telecommunication Services)	2,437
453,596	Vicinity Centres (Real Estate Investment Trusts)	920
226,140	Westfield Corp. (Real Estate Investment Trusts)	1,555
208,688	Westpac Banking Corp. (Banks)	5,057
143,449	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	2,988
295,352	Woolworths Ltd. (Food & Staples Retailing)	5,239

		53,741

	Austria — 0.04%
1,378	ANDRITZ AG (Machinery)	67
11,714	OMV AG (Oil, Gas & Consumable Fuels)	333
1,108	Vienna Insurance Group Wiener Staedtische Versicherung AG (Insurance)	30
2,261	Voestalpine AG (Metals & Mining)	69

		499

	Belgium — 0.94%
11,304	Ageas (Insurance)	525
46,031	Anheuser-Busch InBev NV (Beverages)	5,727
13,743	Belgacom SA (Diversified Telecommunication Services)	447
3,859	Groupe Bruxelles Lambert SA (Diversified Financial Services)	330
24,473	KBC Groep NV (Banks)	1,530
8,815	Solvay SA (Chemicals)	941
17,022	Telenet Group Holding NV (Media) (a)	920

Shares	Security Description	Value (000)
	Belgium (continued)
11,558	UCB SA (Pharmaceuticals)	$1,043

		11,463

	Bermuda — 0.06%
176,000	Beijing Enterprises Water Group Ltd. (Water Utilities)	123
9,000	Golar LNG Ltd. (Oil, Gas & Consumable Fuels)	142
14,562	Seadrill Ltd. (Energy Equipment & Services)^(a)	50
122,000	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)*	69
92,667	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	315

		699

	Brazil — 0.06%
33,380	Banco Bradesco SA, ADR (Banks)	161
35,100	Companhia Vale do Rio Doce, ADR (Metals & Mining)	90
26,900	Hypermarcas SA (Personal Products) (a)	148
28,640	Itau Unibanco Holding SA, ADR (Banks)	185
26,200	Vale SA, ADR (Metals & Mining)^	86

		670

	Canada — 0.38%
5,000	Alimentation Couche-Tard, Inc., Class – B (Food & Staples Retailing)	220
168,020	Baytex Energy Corp. (Oil, Gas & Consumable Fuels)	544
1,500	Canadian National Railway Co. (Road & Rail)	84
3,669	Canadian Pacific Railway Ltd. (Road & Rail)	468
10,100	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	128
30,000	Centerra Gold, Inc. (Metals & Mining)	143
7,000	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	233
67,584	First Quantum Minerals Ltd. (Metals & Mining) (b)	253
71,880	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	2,342
12,300	Labrador Iron Ore Royalty Corp. (Metals & Mining)^	85
6,700	Potash Corp. of Saskatchewan, Inc. (Chemicals)	115

		4,615

	Cayman Islands — 0.04%
8,000	Ctrip.com International, ADR (Internet & Catalog Retail) (a)	371
38,000	Stella International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	94

		465

	China — 1.30%
16,832	Baidu, Inc., ADR (Internet Software & Services) (a)	3,182
252,613	Bank of China Ltd., H Shares (Banks)	112
33,500	China COSCO Holdings Co. Ltd., H Shares (Marine) (a)	15
481,610	China Mobile Ltd. (Wireless Telecommunication Services)	5,421
60,800	China Pacific Insurance Group Co. Ltd. (Insurance)	249

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
49,000	China Shipping Container Lines Co. Ltd., H Shares (Marine) (a)	$14
3,258,382	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	3,391
22,000	Cosco Pacific Ltd. (Transportation Infrastructure)	24
133,808	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	80
5,100	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	247
134,500	PICC Property & Casualty Co. Ltd., H Shares (Insurance)	265
48,500	Ping An Insurance Group Co. of China (Insurance)	268
25,500	Shanghai Fosun Pharmaceutical (Group) Co. Ltd., H Shares (Pharmaceuticals)	74
114,000	Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	260
110,935	Tencent Holdings Ltd. (Internet Software & Services)	2,172

		15,774

	Denmark — 1.02%
834	A.P. Moller – Maersk A/S, Class – A (Marine)	1,074
2,885	A.P. Moller – Maersk A/S, Class – B (Marine)	3,765
92,015	Danske Bank A/S (Banks)	2,469
7,436	Genmab A/S (Biotechnology) (a)	989
52,465	ISS A/S (Commercial Services & Supplies)	1,892
15,913	Novo Nordisk A/S, Class – B (Pharmaceuticals)	921
195,879	TDC A/S (Diversified Telecommunication Services)	975
15,206	Tryg A/S (Insurance)	302

		12,387

	Finland — 0.41%
10,300	Elisa Oyj (Diversified Telecommunication Services)	387
16,904	Fortum Oyj (Electric Utilities)	255
17,165	Metso Oyj (Machinery)	384
16,812	Nokian Renkaat Oyj (Auto Components)	600
15,817	Orion Oyj, Class – B (Pharmaceuticals)	547
25,609	Sampo Oyj, A Shares (Insurance)	1,301
79,913	UPM-Kymmene Oyj (Paper & Forest Products)	1,484

		4,958

	France — 6.74%
76,399	AXA SA (Insurance)	2,087
65,689	BNP Paribas (Banks)	3,716
33,123	Bouygues SA (Construction & Engineering)	1,313
9,876	Casino Guichard-Perrachon SA (Food & Staples Retailing)^	454
7,409	CNP Assurances (Insurance)	100
60,880	Compagnie de Saint-Gobain (Building Products)	2,638
29,573	Credit Agricole SA (Banks)	348
4,348	Danone SA (Food Products)	294

Shares	Security Description	Value (000)
	France (continued)
28,461	Edenred (Commercial Services & Supplies)	$538
10,237	Electricite de France SA (Electric Utilities)	151
326,862	ENGIE (Multi-Utilities)	5,789
24,144	Eutelsat Communications (Media)	723
1,986	Fonciere des Regions (Real Estate Investment Trusts)	178
2,000	Gecina SA (Real Estate Investment Trusts)	243
2,509	Icade (Real Estate Investment Trusts)	168
3,968	JC Decaux SA (Media)	152
12,428	Klepierre (Real Estate Investment Trusts)	552
17,830	Lagardere SCA (Media)	532
69,595	Legrand SA (Electrical Equipment)	3,936
7,744	L’Oreal SA (Personal Products)	1,302
8,052	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	1,265
29,439	Natixism SA (Banks)	167
14,627	Numericable – SFR (Media)	531
187,579	Orange (Diversified Telecommunication Services) (b)	3,137
15,567	Pernod Ricard SA (Beverages)	1,775
5,055	Renault SA (Automobiles)	506
35,980	Rexel SA (Trading Companies & Distributors)	479
9,173	Safran SA (Aerospace & Defense)	630
137,541	Sanofi-Aventis (Pharmaceuticals)	11,720
125,174	Schneider Electric SA (Electrical Equipment)	7,110
6,518	SCOR SE (Insurance)	244
4,194	Societe Generale (Banks)	193
11,191	Suez Environnement Co. (Multi-Utilities)	209
63,575	Technip SA (Energy Equipment & Services)	3,161
278,609	Total SA (Oil, Gas & Consumable Fuels)	12,488
7,140	Unibail-Rodamco SE (Real Estate Investment Trusts)	1,813
14,111	Veolia Environnement (Multi-Utilities)	335
79,453	Vinci SA (Construction & Engineering)	5,092
160,103	Vivendi (Media)	3,438
103,770	Zodiac Aerospace (Aerospace & Defense)	2,471

		81,978

	Germany — 5.46%
20,924	Allianz SE (Insurance)	3,688
4,955	Axel Springer AG (Media)	276
80,266	BASF SE (Chemicals)	6,113
57,551	Bayer AG (Pharmaceuticals)	7,187
44,672	Bayerische Motoren Werke AG (Automobiles)	4,706
18,080	Beiersdorf AG (Personal Products)	1,643
3,565	Brenntag AG (Trading Companies & Distributors)	186
114,689	Daimler AG (Automobiles)	9,580
37,704	Deutsche Bank AG (Capital Markets)	916
5,825	Deutsche Boerse AG (Diversified Financial Services)	512
107,197	Deutsche Post AG (Air Freight & Logistics)	2,997
187,941	Deutsche Telekom AG (Diversified Telecommunication Services)	3,376
19,240	Deutsche Wohnen AG (Real Estate Management & Development)	532
55,252	E.ON AG (Multi-Utilities)	530

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
4,770	ElringKlinger AG (Auto Components)	$121
15,666	Evonik Industries AG (Chemicals)	518
4,204	Freenet AG (Wireless Telecommunication Services)	142
6,506	GEA Group AG (Machinery)	263
1,873	Hannover Rueckversicherung AG (Insurance)	214
7,621	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	629
8,719	Lanxess AG (Chemicals)	401
39,133	Linde AG (Chemicals)	5,652
3,760	MAN SE (Machinery)	378
17,759	Metro AG (Food & Staples Retailing)	566
2,047	MTU Aero Engines Holding AG (Aerospace & Defense)	199
5,464	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	1,088
29,624	ProSiebenSat.1 Media AG (Media)	1,494
41,243	SAP AG (Software)	3,272
66,614	Siemens AG (Industrial Conglomerates)	6,444
15,610	TAG Immobilien AG (Real Estate Management & Development)	194
33,087	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	174
3,336	Volkswagen AG (Automobiles)	513
34,883	Vonovia SE (Real Estate Management & Development)	1,078
16,889	Wirecard AG (IT Services)	844

		66,426

	Hong Kong — 2.24%
773,380	AIA Group Ltd. (Insurance) (b)	4,621
2,600	Alibaba Group Holding Ltd., ADR (Internet Software & Services) (a)	211
41,200	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	321
245,055	BOC Hong Kong (Holdings) Ltd. (Banks)	746
156,000	Cathay Pacific Airways Ltd. (Airlines)	268
63,759	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	589
140,000	China Everbright International Ltd. (Commercial Services & Supplies)	179
562,700	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	1,780
262,500	Ck Hutchison Holdings Ltd. (Industrial Conglomerates)	3,529
113,593	CLP Holdings Ltd. (Electric Utilities)	963
126,000	First Pacific Co. Ltd. (Diversified Financial Services)	83
334,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment)*(a)	169
300,675	Hang Lung Properties Ltd. (Real Estate Management & Development)	681
49,106	Hang Seng Bank Ltd. (Banks)	931
103,073	HK Electric Investments Ltd. (Electric Utilities)^	86
406,680	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	519

Shares	Security Description	Value (000)
	Hong Kong (continued)
67,000	Hysan Development Co. (Real Estate Management & Development)	$274
85,000	Kerry Properties Ltd. (Real Estate Management & Development)	231
1,308,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	885
4,200	Melco Crown Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)	71
196,874	MTR Corp. Ltd. (Road & Rail)	972
669,483	New World Development Co. Ltd. (Real Estate Management & Development)	657
504,000	PCCW Ltd. (Diversified Telecommunication Services)	295
91,724	Power Assets Holdings Ltd. (Electric Utilities)	841
333,205	Sino Land Co. Ltd. (Real Estate Management & Development)	485
214,256	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	2,576
90,208	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	1,008
83,404	The Bank of East Asia Ltd. (Banks)	309
308,908	The Link Real Estate Investment Trust (Real Estate Investment Trusts)	1,842
194,970	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	1,076

		27,198

	India — 0.05%
39,915	Infosys Ltd., ADR (IT Services)	669

	Ireland (Republic of) — 0.77%
3,525	Allegion PLC (Building Products)	232
729,844	Bank of Ireland (Banks) (a)	267
55,217	CRH PLC (Construction Materials)	1,592
78,618	Medtronic PLC (Health Care Equipment & Supplies)	6,048
14,398	Ryanair Holdings PLC, ADR (Airlines)	1,245

		9,384

	Israel — 0.43%
76,988	Bank Leumi Le-Israel (Banks) (a)	267
245,924	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	542
1,151	Delek Group Ltd. (Oil, Gas & Consumable Fuels)	231
108,085	Israel Chemicals Ltd. (Chemicals)	439
57,496	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	3,751

		5,230

	Italy — 0.58%
19,654	Assicurazioni Generali SpA (Insurance)	359
40,023	Atlantia SpA (Transportation Infrastructure)	1,059
160,421	Enel SpA (Electric Utilities)	672
252,290	Eni SpA (Oil, Gas & Consumable Fuels)	3,748
28,238	Intesa Sanpaolo SpA (Banks)	86
166,044	Mediaset SpA (Media)	688
49,624	Snam Rete Gas SpA (Gas Utilities)	259
36,863	Terna – Rete Elettrica Nationale SpA (Electric Utilities)	190

		7,061

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan — 16.01%
4,261	Aeon Credit Service Co. Ltd. (Consumer Finance)	$95
29,324	Aisin Seiki Co. Ltd. (Auto Components)	1,262
41,162	Aozora Bank Ltd. (Banks)	144
162,229	Asahi Glass Co. Ltd. (Building Products)	930
163,000	Asahi Kasei Corp. (Chemicals)	1,102
11,480	Benesse Holdings, Inc. (Diversified Consumer Services)	331
93,611	Bridgestone Corp. (Auto Components)	3,212
33,000	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	379
178,910	Canon, Inc. (Technology Hardware, Storage & Peripherals)	5,413
400	COSMOS Pharmaceutical Corp. (Food & Staples Retailing)	63
90,577	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	896
28,763	Daihatsu Motor Co. Ltd. (Automobiles)	388
103,878	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	2,144
5,279	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	610
42,950	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	1,235
62,000	Daiwa Securities Group, Inc. (Capital Markets)	379
75,700	Denso Corp. (Auto Components)	3,619
58,400	East Japan Railway Co. (Road & Rail)	5,500
39,957	Eisai Co. Ltd. (Pharmaceuticals)	2,644
9,259	FamilyMart Co. Ltd. (Food & Staples Retailing)	431
31,500	Fanuc Ltd. (Machinery)	5,428
29,886	Fukuoka Financial Group, Inc. (Banks)	148
25,900	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	710
2,696	Hikari Tsushin, Inc. (Specialty Retail)	184
14,500	Hitachi Chemical Co. Ltd. (Chemicals)	230
14,841	Hitachi Construction Machinery Co. Ltd. (Machinery)	231
1,531,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	8,677
6,541	Hokuriku Electric Power Co. (Electric Utilities)	97
242,436	Honda Motor Co. Ltd. (Automobiles)	7,750
1,100	Hoshizaki Electric Co. Ltd. (Machinery)	68
12,798	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	204
222,000	IHI Corp. (Machinery)	613
84,300	Isuzu Motors Ltd. (Automobiles)	908
253,417	ITOCHU Corp. (Trading Companies & Distributors)	2,998
7,800	ITOCHU Techno-Solutions Corp. (IT Services)	155
99,000	Japan Airlines Co. Ltd. (Airlines)	3,544
64	Japan Prime Realty Investment Corp. (Real Estate Investment Trusts)	219
92	Japan Real Estate Investment Corp. (Real Estate Investment Trusts)	447
184	Japan Retail Fund Investment Corp. (Real Estate Investment Trusts)	354
248,812	Japan Tobacco, Inc. (Tobacco)	9,136

Shares	Security Description	Value (000)
	Japan (continued)
70,400	JFE Holdings, Inc. (Metals & Mining)	$1,106
31,000	JGC Corp. (Construction & Engineering)	475
40,179	JS Group Corp. (Building Products)	892
27,254	JSR Corp. (Chemicals)	425
357,606	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,501
222,000	Kawasaki Heavy Industries Ltd. (Machinery)	821
416,900	KDDI Corp. (Wireless Telecommunication Services)	10,828
1,820	Keyence Corp. (Electronic Equipment, Instruments & Components)	1,000
131,363	Kirin Holdings Co. Ltd. (Beverages)	1,784
442,986	Kobe Steel Ltd. (Metals & Mining)	481
135,645	Komatsu Ltd. (Machinery)	2,220
64,400	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	645
17,000	Kubota Corp. (Machinery)	263
54,284	Kuraray Co. Ltd. (Chemicals)	658
17,621	Kurita Water Industries Ltd. (Machinery)	369
46,800	Kyocera Corp. (Electronic Equipment, Instruments & Components)	2,174
10,094	Lawson, Inc. (Food & Staples Retailing)	819
270,216	Marubeni Corp. (Trading Companies & Distributors)	1,389
6,687	Maruichi Steel Tube Ltd. (Metals & Mining)	197
7,700	Miraca Holdings, Inc. (Health Care Providers & Services)	339
233,645	Mitsubishi Corp. (Trading Companies & Distributors)	3,887
274,000	Mitsubishi Electric Corp. (Electrical Equipment)	2,877
53,018	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	271
158,204	Mitsubishi Materials Corp. (Metals & Mining)	498
35,526	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	612
572,705	Mitsubishi UFJ Financial Group, Inc. (Banks)	3,548
276,888	Mitsui & Co. Ltd. (Trading Companies & Distributors)	3,290
866,377	Mizuho Financial Group, Inc. (Banks)	1,733
19,000	MS&AD Insurance Group Holdings, Inc. (Insurance)	557
6,900	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	993
86,167	NGK Insulators Ltd. (Machinery)	1,942
1,300	Nidec Corp. (Electrical Equipment)	94
223,900	Nikon Corp. (Household Durables)^	2,999
99	Nippon Building Fund, Inc. (Real Estate Investment Trusts)	473
57,423	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	289
113	Nippon Prologis REIT, Inc. (Real Estate Investment Trusts)	204
107,600	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	2,130
69,500	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	2,766
232,000	Nippon Yusen Kabushiki Kaisha (Marine)	562
414,954	Nissan Motor Co. Ltd. (Automobiles)	4,345

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
135,300	Nomura Holdings, Inc. (Capital Markets)	$754
9,011	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	167
134,825	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	2,766
135,822	Oji Paper Co. Ltd. (Paper & Forest Products)	546
49,100	Olympus Corp. (Health Care Equipment & Supplies)	1,933
5,900	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,052
3,900	Oracle Corp. Japan (Software)	182
74,712	Osaka Gas Co. Ltd. (Gas Utilities)	270
59,815	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	2,125
16,484	Park24 Co. Ltd. (Commercial Services & Supplies)	399
81,338	Resona Holdings, Inc. (Banks)	395
130,183	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,341
3,100	Rinnai Corp. (Household Durables)	275
14,900	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	755
1,400	Ryohin Keikaku Co. (Multiline Retail)	284
8,415	Sankyo Co. Ltd. (Leisure Products)	314
26,300	Sega Sammy Holdings, Inc. (Leisure Products)	246
65,393	Sekisui Chemical Co. Ltd. (Household Durables)	854
85,352	Sekisui House Ltd. (Household Durables)	1,435
2,200	Shimano, Inc. (Leisure Products)	338
28,900	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,571
28,694	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	234
1,600	SMC Corp. (Machinery)	416
8,100	SoftBank Corp. (Wireless Telecommunication Services)	409
12,500	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	410
6,008	Sony Financial Holdings, Inc. (Insurance)	107
182,786	Sumitomo Corp. (Trading Companies & Distributors)	1,864
107,000	Sumitomo Electric Industries Ltd. (Auto Components)	1,511
77,000	Sumitomo Heavy Industries Ltd. (Machinery)	345
74,226	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	901
132,848	Sumitomo Mitsui Financial Group, Inc. (Banks)	5,014
119,832	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	454
26,791	Sumitomo Rubber Industries Ltd. (Auto Components)	348
3,800	Sysmex Corp. (Health Care Equipment & Supplies)	244
127,911	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	6,379
11,342	The Chugoku Electric Power Co., Inc. (Electric Utilities)	149
15,900	The Yokohama Rubber Co. Ltd. (Auto Components)	244
16,400	THK Co. Ltd. (Machinery)	304
25,400	Tokio Marine Holdings, Inc. (Insurance)	982
46,981	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	397

Shares	Security Description	Value (000)
	Japan (continued)
9,962	Toyoda Gosei Co. Ltd. (Auto Components)	$226
291,903	Toyota Motor Corp. (Automobiles)	17,978
31,070	Toyota Tsusho Corp. (Trading Companies & Distributors)	727
23,227	Trend Micro, Inc. (Software)	942
191	United Urban Investment Corp. (Real Estate Investment Trusts)	259
31,600	USS Co. Ltd. (Specialty Retail)	474
21,000	Yahoo Japan Corp. (Internet Software & Services)	85

		194,739

	Jersey — 0.21%
100,593	Glencore International PLC (Metals & Mining)	133
40,571	Petrofac Ltd. (Energy Equipment & Services)	476
83,927	WPP PLC (Media)	1,930

		2,539

	Liberia — 0.09%
10,647	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	1,078

	Luxembourg — 0.29%
114,861	ArcelorMittal (Metals & Mining)^	485
9,836	Millicom International Cellular SA (Wireless Telecommunication Services)	565
4,163	RTL Group (Media)	347
57,611	SES – FDR, Class – A (Media)	1,595
44,053	Tenaris SA (Energy Equipment & Services)	522

		3,514

	Mexico — 0.11%
9,812	Cemex SAB de CV, ADR (Construction Materials) (a)	55
49,269	Grupo Televisa SA, ADR (Media)	1,340

		1,395

	Netherlands — 2.45%
1,633	ABN AMRO Group NV (Banks) (a)(b)	37
29,029	AEGON NV (Insurance)	164
7,514	Airbus Group NV (Aerospace & Defense)	506
114,361	Akzo Nobel NV (Chemicals)	7,639
34,563	ASML Holding NV (Semiconductors & Semiconductor Equipment)	3,071
1,661	ASML Holding NV, NYS (Semiconductors & Semiconductor Equipment)	147
59,883	CNH Industrial NV (Machinery)	410
4,146	Gemalto NV (Software)	249
647	Heineken Holding NV (Beverages)	55
8,282	ING Groep NV (Banks)	112
58,455	Koninklijke Ahold NV (Food & Staples Retailing)	1,233
5,775	Koninklijke Boskalis Westminster NV (Construction & Engineering)	236
18,544	Koninklijke DSM NV (Chemicals)	930
61,276	Koninklijke Philips Electronics NV (Industrial Conglomerates)	1,564
4,559	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	196
8,398	Randstad Holding NV (Professional Services)	523

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
360,933	Reed Elsevier NV (Media)	$6,079
72,561	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	486
266,410	TNT NV (Air Freight & Logistics) (a)	1,010
101,932	Unilever NV (Personal Products)	4,442
20,085	Wolters Kluwer NV (Media)	674

		29,763

	New Zealand — 0.02%
15,255	Fletcher Building Ltd. (Construction Materials)	76
27,516	Infratil Ltd. (Electric Utilities)	61
67,438	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	153

		290

	Norway — 0.36%
15,504	DNB ASA (Banks)	191
8,860	Gjensidige Forsikring ASA (Insurance)	142
204,811	Statoil ASA (Oil, Gas & Consumable Fuels)	2,858
71,197	Telenor ASA (Diversified Telecommunication Services)	1,187

		4,378

	Papua New Guinea — 0.02%
50,090	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	244

	Portugal — 0.02%
75,126	EDP – Energias de Portugal SA (Electric Utilities)	271

	Russia — 0.01%
19,700	Rosneft Oil Co., Registered Shares, GDR (Oil, Gas & Consumable Fuels)	69

	Singapore — 1.07%
332,572	Ascendas Real Estate Investment Trust (Real Estate Investment Trusts)	533
347,844	CapitaCommercial Trust (Real Estate Investment Trusts)	330
393,715	CapitaMall Trust (Real Estate Investment Trusts)	535
5,798	DBS Group Holdings Ltd. (Banks)	68
1,379,241	Hutchison Port Holdings Trust (Transportation Infrastructure)	729
462,399	Keppel Corp. Ltd. (Industrial Conglomerates)	2,113
295,200	SembCorp Industries Ltd. (Industrial Conglomerates)	633
264,217	SembCorp Marine Ltd. (Machinery)^	325
376,681	Singapore Press Holdings Ltd. (Media)	1,045
321,927	Singapore Tech Engineering (Aerospace & Defense)	681
1,381,479	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	3,562
368,780	Suntec REIT (Real Estate Investment Trusts)	402
112,300	United Overseas Bank Ltd. (Banks)	1,549
663,136	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	513

		13,018

Shares	Security Description	Value (000)
	South Africa — 0.01%
43,895	African Bank Investments Ltd. (Diversified Financial Services)*(a)	$—
668	Naspers Ltd. (Media)	91

		91

	South Korea — 0.93%
3,757	Hyundai Motor Co. Ltd. (Automobiles)	474
25,411	KT&G Corp. (Tobacco)	2,259
10	Orion Corp. (Food Products)	10
3,832	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	4,088
24,622	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	4,507

		11,338

	Spain — 1.85%
91,770	Abertis Infraestructuras SA (Transportation Infrastructure)	1,435
3,759	Amadeus IT Holding SA, A Shares (IT Services)	166
354,899	Banco Bilbao Vizcaya Argentaria SA (Banks)	2,593
814,403	Banco Santander SA (Banks)	4,005
763,542	CaixaBank SA (Banks) (b)	2,657
59,777	Corporacion Mapfre (Insurance)^	150
11,926	Enagas (Gas Utilities)	336
19,117	Gas Natural SDG SA (Gas Utilities)	390
26,719	Grifols SA, ADR (Biotechnology)	866
15,717	Grifols SA (Biotechnology)	726
232,374	Repsol YPF SA (Oil, Gas & Consumable Fuels)	2,558
26,192	Tecnicas Reunidas SA (Energy Equipment & Services)^	990
507,997	Telefonica SA (Diversified Telecommunication Services)	5,635

		22,507

	Sweden — 1.94%
23,296	Assa Abloy AB, B Shares (Building Products)	488
10,457	Autoliv, Inc. – SDR (Auto Components)	1,321
9,543	Electrolux AB, B Shares (Household Durables)	230
12,227	Industrivarden AB, C Shares (Diversified Financial Services)	209
3,697	Modern Times Group, B Shares (Media)	94
230,821	Nordea Bank AB (Banks)	2,535
307,427	Sandvik AB (Machinery)	2,682
112,143	Skandinaviska Enskilda Banken AB, Class – A (Banks)	1,180
93,352	Skanska AB, B Shares (Construction & Engineering)	1,812
37,113	Svenska Handelsbanken AB, A Shares (Banks)	493
114,655	Swedbank AB, A Shares (Banks)	2,527
47,142	Tele2 AB, B Shares (Wireless Telecommunication Services)	470
796,305	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	7,683
385,794	TeliaSonera AB (Diversified Telecommunication Services)	1,917

		23,641

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland — 8.96%
614,837	ABB Ltd., Registered Shares (Electrical Equipment)	$10,977
12,206	Actelion Ltd. (Biotechnology)	1,696
77,485	Adecco SA, Registered Shares (Professional Services)	5,304
57,870	Aryzta AG (Food Products)	2,928
4,416	Baloise Holding AG, Registered Shares (Insurance)	560
112,575	Clariant AG (Chemicals)	2,135
44,010	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	3,151
11,362	Credit Suisse Group AG (Capital Markets) (b)	245
2,798	DKSH Holding Ltd. (Professional Services)	176
343	Givaudan SA (Chemicals)	623
5,028	Holcim Ltd., Registered Shares (Construction Materials)	252
6,241	Julius Baer Group Ltd. (Capital Markets)	302
13,371	Kuehne & Nagel International Ltd. (Marine)	1,832
253,262	Nestle SA (Food Products)	18,807
80,722	Novartis AG, Registered Shares (Pharmaceuticals)	6,946
2,798	Pargesa Holding SA (Diversified Financial Services)	177
1,167	Partners Group Holding AG (Capital Markets)	420
90,751	Roche Holding AG (Pharmaceuticals)	25,156
1,470	SGS SA, Registered Shares (Professional Services)	2,795
3,830	Sulzer AG (Machinery)	360
10,212	Swiss Prime Site AG (Real Estate Management & Development)	798
32,052	Swiss Re AG (Insurance)	3,131
4,368	Swisscom AG (Diversified Telecommunication Services)	2,186
7,556	Syngenta AG, Registered Shares (Chemicals)	2,958
10,743	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	694
516	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	35
694	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	241
106,320	Transocean Ltd. (Energy Equipment & Services)^	1,329
263,191	UBS Group AG (Capital Markets)	5,107
29,999	Zurich Financial Services AG (Insurance)	7,709

		109,030

	Taiwan — 0.06%
83,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	358
14,900	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	339

		697

	United Kingdom — 16.36%
102,265	AA PLC (Commercial Services & Supplies)	472
42,543	Aberdeen Asset Management PLC (Capital Markets)	181

Shares	Security Description	Value (000)
	United Kingdom (continued)
8,834	Admiral Group PLC (Insurance)	$216
2,600	Aggreko PLC (Commercial Services & Supplies)	35
263,875	Anglo American PLC (Metals & Mining)	1,158
5,829	Aon PLC (Insurance)	537
6,100	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	93
2,000	Associated British Foods PLC (Food Products)	98
196,196	AstraZeneca PLC (Pharmaceuticals)	13,251
717,543	Aviva PLC (Insurance)	5,445
39,347	Babcock International Group PLC (Commercial Services & Supplies)	589
530,287	BAE Systems PLC (Aerospace & Defense)	3,903
501,854	Balfour Beatty PLC (Construction & Engineering) (a)	1,999
1,379,821	Barclays PLC (Banks)	4,441
199,700	BCA Marketplace PLC, Registered Shares (Specialty Retail)	508
389,451	BHP Billiton PLC (Metals & Mining)	4,342
1,805,661	BP PLC (Oil, Gas & Consumable Fuels)	9,382
318,995	British American Tobacco PLC (Tobacco)	17,712
115,320	BT Group PLC (Diversified Telecommunication Services)	801
2,500	Burberry Group PLC (Textiles, Apparel & Luxury Goods)	44
80,126	Capital Shopping Centres Group PLC (Real Estate Investment Trusts)	374
105,798	Carnival PLC (Hotels, Restaurants & Leisure)	6,026
210,741	Centrica PLC (Multi-Utilities)	677
18,902	Croda International PLC (Chemicals)	847
29,448	Delphi Automotive PLC (Auto Components)	2,525
129,688	Diageo PLC (Beverages)	3,541
5,100	Ensco PLC, ADR (Energy Equipment & Services)	78
8,200	Fidessa Group PLC (Software)	242
228,575	G4S PLC (Commercial Services & Supplies)	759
719,268	GlaxoSmithKline PLC (Pharmaceuticals)	14,524
33,654	Grainger PLC (Real Estate Management & Development)	115
5,855	Greene King PLC (Hotels, Restaurants & Leisure)	80
9,000	Halma PLC (Electronic Equipment, Instruments & Components)	115
20,300	Henderson Group PLC (Capital Markets)	92
87,487	Home Retail Group PLC (Internet & Catalog Retail)	128
835,540	HSBC Holdings PLC (Banks)	6,594
659,266	HSBC Holdings PLC (HK) (Banks)	5,213
34,083	ICAP PLC (Capital Markets)	256
194,385	Imperial Tobacco Group PLC (Tobacco)	10,266
27,730	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	1,081
477,672	International Consolidated Airlines Group SA (Airlines)	4,294
634,205	ITV PLC (Media)	2,582
223,019	J Sainsbury PLC (Food & Staples Retailing)	849
55,086	Johnson Matthey PLC (Chemicals)	2,154

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
255,625	Legal & General Group PLC (Insurance)	$1,009
49,192	Liberty Global PLC, Class – A (Media) (a)	2,084
71,246	Liberty Global PLC, Class – C (Media) (a)	2,904
5,441,516	Lloyds Banking Group PLC (Banks)	5,854
15,507	Marks & Spencer Group PLC (Multiline Retail)	103
45,573	Meggitt PLC (Aerospace & Defense)	252
4,441	Merlin Entertainments PLC (Hotels, Restaurants & Leisure)	30
150,794	Michael Page International PLC (Professional Services)	1,077
160,726	National Grid PLC (Multi-Utilities)	2,216
100,916	Ocado Group PLC (Internet & Catalog Retail) (a)	451
220,319	Old Mutual PLC (Insurance)	580
142,956	Pearson PLC (Media)	1,545
49,435	Persimmon PLC (Household Durables) (a)	1,475
33,140	Prudential PLC (Insurance)	747
242,655	Rio Tinto PLC (Metals & Mining)	7,064
290,903	Rolls-Royce Holdings PLC (Aerospace & Defense)	2,464
307,500	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	6,964
299,336	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	6,821
136,305	Royal Mail PLC (Air Freight & Logistics)	893
9,909	Severn Trent PLC (Water Utilities)	317
6,800	Shaftesbury PLC (Real Estate Investment Trusts)	92
1,600	Spirax-Sarco Engineering PLC (Machinery)	77
44,800	Sports Direct International (Specialty Retail) (a)	381
299,292	SSE PLC (Electric Utilities)	6,719
138,701	Standard Chartered PLC (Banks)	1,151
80,331	Standard Life PLC (Insurance)	460
85,102	Tate & Lyle PLC (Food Products)	750
287,155	Thomas Cook Group PLC (Hotels, Restaurants & Leisure) (a)	512
17,098	Tullow Oil PLC (Oil, Gas & Consumable Fuels) (a)	42
29,198	United Utilities Group PLC (Water Utilities)	402
4,114,145	Vodafone Group PLC (Wireless Telecommunication Services)	13,339
391,204	William Morrison Supermarkets PLC (Food & Staples Retailing)	852
191,629	Worldpay Group PLC (IT Services) (a)(b)	868

		199,114

	United States — 0.28%
2,717	Allergan PLC (Pharmaceuticals) (a)	849
31,138	Cognizant Technology Solutions Corp. (IT Services) (a)	1,869
23,700	Samsonite International SA (Textiles, Apparel & Luxury Goods)	71
6,627	WABCO Holdings, Inc. (Machinery) (a)	678

		3,467

	Total Common Stocks	924,400

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks — 0.85%
	Germany — 0.85%
5,535	Bayerische Motoren Werke AG – Preferred (Automobiles)	$463
8,805	Henkel AG & Co. KGaA – Preferred (Household Products)	983
13,963	Porsche Automobil Holding SE – Preferred (Automobiles)	751
56,328	Volkswagen AG – Preferred (Automobiles)	8,131

		10,328

	Total Preferred Stocks	10,328

	Contingent Right — 0.00%
	Singapore — 0.00%
12,471	Ascendas Real Estate Investment Trust (Real Estate Investment Trusts) (a)	1

	Total Contingent Right	1

	Time Deposit — 0.91%
$11,116	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 1/4/16	11,116

	Total Time Deposit	11,116

	Mutual Funds — 22.77%
515,000	Dreyfus Treasury Prime Cash Management Fund, 0.00% (c)	515
1,521,000	Federated Treasury Obligations Fund, Institutional Shares, 0.08% (d)	1,521
6,091,455	HC Capital Trust – The Emerging Markets Portfolio	85,220
189,788,588	SSgA Treasury Money Market Fund, 0.00% (c)	189,788

	Total Mutual Funds	277,044

	Repurchase Agreement — 0.38%
$4,680	Jefferies LLC, 0.40%, 1/4/16 (Purchased on 12/31/15, proceeds at maturity $4,680,469 collateralized by U.S. Treasury Obligations, 0.11% – 3.16%, 2/15/16 – 8/15/45 fair value $4,773,866)^^	4,680

	Total Repurchase Agreement	4,680

	Total Investments (cost $1,222,845) — 100.90%	1,227,569
	Liabilities in excess of other assets — (0.90%)	(10,942)

	Net Assets—100.00%	$1,216,627

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on December 31, 2015 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of December 31, 2015. The total value of securities on loan as of December 31, 2015, was $5,853 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2015.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2015 (Unaudited)

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	The rate disclosed is the rate in effect on December 31, 2015.

(d)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2015.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Capital Guardian Trust Company	Causeway Capital Management LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	7.94%	48.40%	3.76%	15.87%	0.02%	—	—	75.99%
Preferred Stocks	0.08%	0.27%	—	0.50%	—	—	—	0.85%
Contingent Right	—	0.00%	—	—	—	—	—	0.00%
Time Deposit	0.47%	—	0.12%	0.32%	—	—	—	0.91%
Mutual Funds	—	0.10%	0.01%	0.06%	0.10%	15.50%	7.00%	22.77%
Repurchase Agreement	—	0.18%	0.01%	0.19%	—	—	—	0.38%
Other Assets (Liabilities)	-0.03%	0.19%	0.01%	-0.21%	—	-1.04%	0.18%	-0.90%

Total Net Assets	8.46%	49.14%	3.91%	16.73%	0.12%	14.46%	7.18%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2015.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
2,272	Mini MSCI EAFE Index Future	$192,916	3/18/16	$(2,913)

	Net Unrealized Appreciation/(Depreciation)			$(2,913)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 93.21%
	Australia — 6.14%
1,500,868	Alumina Ltd. (Metals & Mining)	$1,252
177,890	Amcor Ltd. (Containers & Packaging)	1,728
6,915	Ansell Ltd. (Health Care Equipment & Supplies)	107
121,008	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	893
349,419	AusNet Services (Electric Utilities)	376
471,178	Australia & New Zealand Banking Group Ltd. (Banks)	9,506
64,271	Bank of Queensland Ltd. (Banks)	648
81,422	Bendigo & Adelaide Bank Ltd. (Banks)	704
1,549,463	BHP Billiton Ltd. (Metals & Mining)	19,936
12,665	Blackmores Ltd. (Personal Products)	2,002
280,526	Commonwealth Bank of Australia (Banks)	17,339
92,391	CSL Ltd. (Biotechnology)	7,042
285,296	Dexus Property Group (Real Estate Investment Trusts)	1,547
344,851	DUET Group (Multi-Utilities)	571
1,335,407	Evolution Mining Ltd. (Metals & Mining)	1,357
163,386	GPT Group (Real Estate Investment Trusts)	566
50,302	Iluka Resources Ltd. (Metals & Mining)	222
272,303	Independence Group NL (Metals & Mining)	500
416,211	Insurance Australia Group Ltd. (Insurance)	1,671
103,761	Magellan Financial Group Ltd. (Capital Markets)	2,039
1,297,248	Mirvac Group (Real Estate Investment Trusts)	1,857
406,297	National Australia Bank Ltd. (Banks)	8,864
10,495	Newcrest Mining Ltd. (Metals & Mining) (a)	99
220,227	Orica Ltd. (Chemicals)	2,467
1,036,192	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	3,504
128,443	Platinum Asset Management Ltd. (Capital Markets)	750
708,842	Qantas Airways Ltd. (Airlines)	2,100
1,281	REA Group Ltd. (Media)	51
264,028	Rio Tinto Ltd. (Metals & Mining)	8,537
135,461	Sandfire Resources NL (Metals & Mining)	549
1,853,601	Scentre Group (Real Estate Investment Trusts)	5,620
38,340	Seek Ltd. (Professional Services)	427
807,713	Stockland Trust Group (Real Estate Investment Trusts)	2,397
220,127	Suncorp Group Ltd. (Insurance)	1,932
16,829	Sydney Airport (Transportation Infrastructure)	77
2,342,711	Telstra Corp. Ltd. (Diversified Telecommunication Services)	9,518
71,837	TPG Telecom Ltd. (Diversified Telecommunication Services)	514
1,122,288	Vicinity Centres (Real Estate Investment Trusts)	2,276
289,316	Westfield Corp. (Real Estate Investment Trusts)	1,990
543,599	Westpac Banking Corp. (Banks)	13,173
372,004	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	7,748
762,451	Woolworths Ltd. (Food & Staples Retailing)	13,524

		157,980

Shares	Security Description	Value (000)
	Austria — 0.17%
3,505	ANDRITZ AG (Machinery)	$171
84,202	Erste Group Bank AG (Banks) (a)	2,634
30,753	OMV AG (Oil, Gas & Consumable Fuels)	873
2,420	Vienna Insurance Group Wiener Staedtische Versicherung AG (Insurance)	66
18,149	Voestalpine AG (Metals & Mining)	555

		4,299

	Belgium — 1.07%
29,194	Ageas (Insurance)	1,355
116,871	Anheuser-Busch InBev NV (Beverages)	14,542
34,736	Belgacom SA (Diversified Telecommunication Services)	1,130
9,830	Groupe Bruxelles Lambert SA (Diversified Financial Services)	841
38,257	KBC Groep NV (Banks)	2,392
23,524	Solvay SA (Chemicals)	2,510
46,778	Telenet Group Holding NV (Media) (a)	2,528
23,685	UCB SA (Pharmaceuticals)	2,138

		27,436

	Bermuda — 0.07%
82,300	Alibaba Health Information Technology Ltd. (Diversified Telecommunication Services)^(a)	57
508,000	Beijing Enterprises Water Group Ltd. (Water Utilities)	354
11,600	Golar LNG Ltd. (Oil, Gas & Consumable Fuels)	183
108,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	96
55,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	32
17,685	Seadrill Ltd. (Energy Equipment & Services)^(a)	61
216,000	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)*	123
239,000	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	810

		1,716

	Brazil — 0.21%
149,900	Ambev SA (Beverages)	677
2,900	B2W CIA Digital (Internet & Catalog Retail) (a)	11
43,120	Banco Bradesco SA, ADR (Banks)	207
23,620	Banco Bradesco SA (Banks)	122
26,600	Banco do Brasil SA (Banks)	99
14,300	Banco Santander Brasil SA (Banks)	58
22,000	BB Seguridade Participacoes SA (Insurance)	136
54,400	BM&FBOVESPA SA (Diversified Financial Services)	150
14,900	BR Malls Participacoes SA (Real Estate Management & Development)	42
21,000	BRF SA (Food Products)	294
26,600	CCR SA (Transportation Infrastructure)	84
7,509	CETIP SA (Capital Markets)	71
11,600	Cia de Saneamento Basico do Estado de Sao Paulo (Water Utilities)	56
27,360	Cielo SA (IT Services)	232

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Brazil (continued)
4,500	Companhia Brasileira de Destribuicao Grupo PAO de (Food & Staples Retailing)	$48
21,700	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	22
37,900	Companhia Vale do Rio Doce, ADR (Metals & Mining)	97
3,600	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	23
6,738	CPFL Energia SA (Electric Utilities) (a)	26
9,670	Duratex SA (Paper & Forest Products)	14
8,000	EDP – Energias do Brasil SA (Electric Utilities)	24
22,400	Embraer SA (Aerospace & Defense)	171
4,800	Equatorial Energia SA (Electric Utilities)	42
9,600	Estacio Participacoes SA (Diversified Consumer Services)	34
8,400	Fibria Celulose SA (Paper & Forest Products)	111
44,400	Hypermarcas SA (Personal Products) (a)	244
36,320	Itau Unibanco Holding SA, ADR (Banks)	237
95,889	Itau Unibanco Holding SA (Banks)	639
24,700	JBS SA (Food Products)	77
18,500	Klabin SA (Containers & Packaging)	110
46,388	Kroton Educacional SA (Diversified Consumer Services)	112
5,000	Localiza Rent A Car SA (Road & Rail)	31
1,925	Lojas Americanas SA (Multiline Retail)	6
21,500	Lojas Renner SA (Multiline Retail)	93
1,200	M Dias Branco SA (Food Products)	20
2,700	Multiplan Empreendimentos Imobiliarios SA (Real Estate Management & Development)	26
5,900	Natura Cosmeticos SA (Personal Products)	35
9,000	OdontoPrev SA (Health Care Providers & Services)	22
96,800	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels) (a)	209
3,900	Porto Seguro SA (Insurance)	28
7,400	Qualicorp SA (Health Care Providers & Services)	26
7,200	Raia Drogasil SA (Food & Staples Retailing)	64
5,200	Sul America SA (Insurance)	24
28,700	Tim Participacoes SA (Wireless Telecommunication Services)	50
3,800	Totvs SA (Software)	30
4,300	Tractebel Energia SA (Independent Power and Renewable Electricity Producers)	36
3,100	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	13
11,100	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	170
38,200	Vale SA, ADR (Metals & Mining)^	126
43,700	Vale SA (Metals & Mining)	143
19,120	WEG SA (Machinery)	72

		5,494

	Canada — 0.25%
7,000	Alimentation Couche-Tard, Inc., Class – B (Food & Staples Retailing)	308
214,900	Baytex Energy Corp. (Oil, Gas & Consumable Fuels)	696

Shares	Security Description	Value (000)
	Canada (continued)
2,700	Canadian National Railway Co. (Road & Rail)	$151
7,537	Canadian Pacific Railway Ltd. (Road & Rail)	962
14,100	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	178
38,700	Centerra Gold, Inc. (Metals & Mining)	184
9,000	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	299
85,339	First Quantum Minerals Ltd. (Metals & Mining) (c)	320
91,830	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	2,992
14,100	Labrador Iron Ore Royalty Corp. (Metals & Mining)^	98
8,400	Potash Corp. of Saskatchewan, Inc. (Chemicals)	144

		6,332

	Cayman Islands — 0.08%
24,500	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	159
33,000	Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	90
33,904	Chailease Holding Co. Ltd. (Diversified Financial Services)	58
215,900	China Huishan Dairy Holdings Co. Ltd. (Food Products)^	83
92,000	China Mengniu Dairy Co. Ltd. (Food Products)	149
14,978	Ctrip.com International, ADR (Internet & Catalog Retail) (a)	694
365,000	GCL-Poly Energy Holdings Ltd. (Semiconductors & Semiconductor Equipment)^	54
175,000	Geely Automobile Holdings Ltd. (Automobiles)	92
28,000	Kingsoft Corp. Ltd. (Software)^	68
1,743	New Oriental Education & Technology Group, Inc., ADR (Diversified Consumer Services)	55
88,000	New World China Land Ltd. (Real Estate Management & Development)	70
888,000	Semiconductor Manufacturing International Corp. (Semiconductors & Semiconductor Equipment) (a)	91
19,000	Shenzhou International Group Holdings Ltd. (Textiles, Apparel & Luxury Goods)	109
63,500	Stella International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	158
1,481	Youku Tudou, Inc., ADR (Internet Software & Services) (a)	40
273	YY, Inc., ADR (Internet Software & Services) (a)	17
10,000	Zhen Ding Technology Holding Ltd. (Electronic Equipment, Instruments & Components)	23

		2,010

	Chile — 0.05%
59,337	AES Gener SA (Independent Power and Renewable Electricity Producers)	26
84,497	Aguas Andinas SA, Class – A (Water Utilities)	43
702,361	Banco de Chile SA (Banks)	72
1,125	Banco de Credito e Inversiones SA (Banks)	42
2,227,239	Banco Santander Chile (Banks)	99
42,804	Cencosud SA (Food & Staples Retailing)	86

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chile (continued)
263,282	Colbun SA (Independent Power and Renewable Electricity Producers)	$63
4,988	Compania Cervecerias Unidas SA (Beverages)	55
3,723,064	CorpBanca SA (Banks)	30
100,319	Empresa Nacional de Electricidad SA (Independent Power and Renewable Electricity Producers)	125
3,935	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services)	35
42,212	Empresas CMPC SA (Paper & Forest Products)	91
13,909	Empresas Copec SA (Oil, Gas & Consumable Fuels)	120
612,295	Enersis SA (Electric Utilities)	148
8,154	LATAM Airlines Group SA (Airlines) (a)	43
18,171	S.A.C.I. Falabella (Multiline Retail)	116
14,975	Sonda SA (IT Services)	27

		1,221

	China — 1.79%
966	58.com, Inc., ADR (Internet Software & Services) (a)	64
739,000	Agricultural Bank of China Ltd., H Shares (Banks)	301
62,000	Air China Ltd. (Airlines)	49
134,000	Aluminum Corp. of China Ltd., H Shares (Metals & Mining) (a)	44
37,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	99
67,000	AviChina Industry & Technology Co. Ltd., H Shares (Aerospace & Defense)	52
38,925	Baidu, Inc., ADR (Internet Software & Services) (a)	7,358
2,882,335	Bank of China Ltd., H Shares (Banks)	1,279
293,000	Bank of Communications Co. Ltd., H Shares (Banks)	205
50,000	Beijing Capital International Airport Co. Ltd., H Shares (Transportation Infrastructure)	54
92,000	Brilliance China Automotive Holdings Ltd. (Automobiles)	115
21,500	Byd Co. Ltd., H Shares (Automobiles)^(a)	117
20,000	CAR, Inc. (Road & Rail)^(a)	33
269,000	CGN Power Co. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	100
293,000	China Cinda Asset Management Co. Ltd., H Shares (Capital Markets)	108
274,000	China CITIC Bank Corp. Ltd., H Shares (Banks) (a)	177
89,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)^	34
139,000	China Communications Construction Co. Ltd. (Construction & Engineering)	141
80,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	30
40,000	China Conch Venture Holdings Ltd. (Machinery)	83
2,703,000	China Construction Bank Corp., H Shares (Banks)	1,844

Shares	Security Description	Value (000)
	China (continued)
118,500	China COSCO Holdings Co. Ltd., H Shares (Marine)^(a)	$54
114,900	China Everbright Bank Co. Ltd., H Shares (Banks)	56
111,000	China Galaxy Securities Co., H Shares (Capital Markets)	101
16,900	China International Marine Containers Group Co. Ltd., H Shares (Machinery)	31
237,000	China Life Insurance Co. Ltd., H Shares (Insurance)	761
92,000	China Longyuan Power Group Corp. (Independent Power and Renewable Electricity Producers)	69
36,000	China Medical System Holdings Ltd. (Pharmaceuticals)	53
148,000	China Merchants Bank Co. Ltd., H Shares (Banks)	346
185,500	China Minsheng Banking Corp. Ltd., H Shares (Banks)	183
737,982	China Mobile Ltd. (Wireless Telecommunication Services)	8,307
96,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	46
60,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	52
160,800	China Pacific Insurance Group Co. Ltd. (Insurance)	658
820,000	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	492
107,000	China Power International Development Ltd. (Independent Power and Renewable Electricity Producers)	62
66,000	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	81
121,000	China Railway Group Ltd., H Shares (Construction & Engineering)	91
89,333	China Resources Land Ltd. (Real Estate Management & Development)	260
64,000	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	125
107,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	168
206,000	China Shipping Container Lines Co. Ltd., H Shares (Marine)^(a)	56
60,000	China Southern Airlines Co. Ltd., H Shares (Airlines)	46
446,000	China Telecom Corp. Ltd. (Diversified Telecommunication Services)	208
43,900	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)^	130
28,700	Chongqing Changan Automobile Co. Ltd., Class – A (Automobiles)	63
84,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	50
68,000	CITIC Securities Co. Ltd., H Shares (Capital Markets)	158
4,736,771	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	4,930
80,000	Cosco Pacific Ltd. (Transportation Infrastructure)	88
190,000	Country Garden Holdings Co. (Real Estate Management & Development)	77

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
137,000	CSR Corp. Ltd., H Shares (Machinery)	$168
19,626	Dalian Wanda Commercial Properties Co. Ltd., Class – H (Real Estate Management & Development)	114
94,000	Datang International Power Generation Co. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	28
90,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobiles)	119
24,000	ENN Energy Holdings Ltd. (Gas Utilities)	127
38,900	GF Securities Co. Ltd., Class – H (Capital Markets)^(a)	97
397,000	GOME Electrical Appliances Holding Ltd. (Specialty Retail)	66
103,500	Great Wall Motor Co. Ltd., H Shares (Automobiles)	120
74,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	66
22,000	Haitian International Holdings Ltd. (Machinery)	32
102,400	Haitong Securities Co. Ltd., H Shares (Capital Markets)	179
54,000	Huadian Power International Corp. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	35
130,000	Huaneng Power International, Inc., H Shares (Independent Power and Renewable Electricity Producers)	111
112,000	Huaneng Renewables Corp. Ltd., Class – H (Independent Power and Renewable Electricity Producers)	33
28,600	Huatai Securities Co. Ltd., Class – H (Capital Markets)(a)	66
2,517,277	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	1,509
6,500	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	315
5,100	JD.com, Inc., ADR (Internet & Catalog Retail) (a)	164
40,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	54
36,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	42
49,000	Longfor Properties (Real Estate Management & Development)	73
44,300	Luye Pharma Group Ltd. (Pharmaceuticals)^(a)	46
1,193	NetEase, Inc., ADR (Internet Software & Services)	216
23,300	New China Life Insurance Co. Ltd., H Shares (Insurance)	97
219,000	People’s Insurance Co., Group of China Ltd., H Shares (Insurance)	107
678,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	444
296,260	PICC Property & Casualty Co. Ltd., H Shares (Insurance)	585
230,000	Ping An Insurance Group Co. of China (Insurance)	1,268
1,320	Qihoo 360 Technology Co. Ltd., ADR (Internet Software & Services) (a)	96

Shares	Security Description	Value (000)
	China (continued)
600	Qunar Cayman Islands Ltd., ADR (Internet & Catalog Retail) (a)	$32
64,000	Shandong Weigao Group Medical Polymer Co. Ltd. (Health Care Equipment & Supplies)	44
94,000	Shanghai Electric Group Co. Ltd., H Shares (Electrical Equipment)^	50
49,500	Shanghai Fosun Pharmaceutical (Group) Co. Ltd., H Shares (Pharmaceuticals)	143
16,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	42
13,300	Shanghai Lujiazue Finance & Trade Zone Development Co. Ltd. (Real Estate Management & Development)	54
23,100	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	50
46,500	Shimao Property Holdings Ltd. (Real Estate Management & Development)	82
122,000	Shui On Land Ltd. (Real Estate Management & Development)	33
42,000	Sinopec Engineering Group Co. Ltd., H Shares (Construction & Engineering)	36
116,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals) (a)	46
40,000	Sinopharm Group Co. (Health Care Providers & Services)	159
55,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	29
70,500	Soho China Ltd. (Real Estate Management & Development)	34
2,320	SouFun Holdings Ltd., ADR (Internet Software & Services)	17
67,500	Sun Art Retail Group Ltd. (Food & Staples Retailing)^	51
63,000	Sunac China Holdings Ltd. (Real Estate Management & Development)	48
143,000	Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	326
401	TAL Education Group, ADR (Diversified Consumer Services) (a)	19
393,465	Tencent Holdings Ltd. (Internet Software & Services)	7,704
23,000	Travelsky Technology Ltd., Class – H (IT Services)	38
12,000	Tsingtao Brewery Co. Ltd. (Beverages)^	54
5,674	Vipshop Holdings Ltd., ADR (Internet & Catalog Retail) (a)	87
186,000	Want Want China Holdings Ltd. (Food Products)^	138
33,000	Weichai Power Co. Ltd. (Machinery)	36
62,000	Yanzhou Coal Mining Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)^	29
48,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	57
17,500	Zhuzhou CSR Times Electric Co. Ltd. (Electrical Equipment)	100
194,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	51
25,080	ZTE Corp., H Shares (Communications Equipment)	57

		46,112

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Colombia — 0.01%
13,969	Cementos Argos SA (Construction Materials)	$43
26	Corporacion Financiera Colombiana (Diversified Financial Services)	—
2,763	Corporacion Financiera Colombiana SA (Diversified Financial Services)	34
139,346	Ecopetrol SA (Oil, Gas & Consumable Fuels)	49
9,994	Grupo Argos SA (Construction Materials)	51
7,937	Grupo de Inversiones Suramericana (Diversified Financial Services)	89
11,804	Interconexion Electrica SA (Electric Utilities)	27

		293

	Czech Republic — 0.02%
20,600	AVG Technologies NV (Software) (a)	413
5,395	CEZ A/S (Electric Utilities)	96
504	Komercni Banka A/S (Banks)	100
1,163	O2 Czech Republic A/S (Diversified Telecommunication Services)	12

		621

	Denmark — 1.51%
2,300	A.P. Moller – Maersk A/S, Class – A (Marine)	2,962
7,509	A.P. Moller – Maersk A/S, Class – B (Marine)	9,797
239,111	Danske Bank A/S (Banks)	6,417
9,433	Genmab A/S (Biotechnology) (a)	1,254
136,722	ISS A/S (Commercial Services & Supplies)	4,929
174,520	Novo Nordisk A/S, Class – B (Pharmaceuticals)	10,107
502,316	TDC A/S (Diversified Telecommunication Services)	2,501
40,359	Tryg A/S (Insurance)	802

		38,769

	Egypt — 0.01%
34,140	Commercial International Bank Egypt SAE (Banks)	166
90,204	Orascom Telecom Holding SAE (Wireless Telecommunication Services) (a)	24
33,747	Talaat Moustafa Group (Real Estate Management & Development)	28

		218

	Faroe Islands — 0.03%
29,806	Bakkafrost P/F (Food Products)	878

	Finland — 0.66%
26,291	Elisa Oyj (Diversified Telecommunication Services)	989
42,422	Fortum Oyj (Electric Utilities)	639
115,776	Kone Oyj (Machinery)	4,900
44,769	Metso Oyj (Machinery)	1,003
44,535	Nokian Renkaat Oyj (Auto Components)	1,590
37,860	Orion Oyj, Class – B (Pharmaceuticals)	1,310
54,870	Sampo Oyj, A Shares (Insurance)	2,786
206,098	UPM-Kymmene Oyj (Paper & Forest Products)	3,826

		17,043

	France — 7.31%
335,187	AXA SA (Insurance)	9,158
158,403	BNP Paribas (Banks)	8,961
85,240	Bouygues SA (Construction & Engineering)	3,379

Shares	Security Description	Value (000)
	France (continued)
24,704	Casino Guichard-Perrachon SA (Food & Staples Retailing)^	$1,135
19,070	CNP Assurances (Insurance)	257
159,485	Compagnie de Saint-Gobain (Building Products)	6,910
145,873	Credit Agricole SA (Banks)	1,719
5,600	Danone SA (Food Products)	378
70,129	Edenred (Commercial Services & Supplies)	1,325
25,835	Electricite de France SA (Electric Utilities)	380
28,922	Elis SA (Commercial Services & Supplies)	479
489,385	ENGIE (Multi-Utilities)	8,667
60,440	Eutelsat Communications (Media)	1,809
5,119	Fonciere des Regions (Real Estate Investment Trusts)	458
5,127	Gecina SA (Real Estate Investment Trusts)	623
6,491	Icade (Real Estate Investment Trusts)	436
5,107	JC Decaux SA (Media)	196
32,513	Klepierre (Real Estate Investment Trusts)	1,445
45,909	Lagardere SCA (Media)	1,370
89,942	Legrand SA (Electrical Equipment)	5,087
29,262	L’Oreal SA (Personal Products)	4,921
14,515	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	2,280
76,594	Natixism SA (Banks)	433
18,900	Numericable – SFR (Media)	687
450,770	Orange (Diversified Telecommunication Services) (c)	7,538
8,263	Orpea (Health Care Providers & Services)	661
27,574	Pernod Ricard SA (Beverages)	3,144
6,358	Renault SA (Automobiles)	636
91,771	Rexel SA (Trading Companies & Distributors)	1,222
11,851	Safran SA (Aerospace & Defense)	814
307,057	Sanofi-Aventis (Pharmaceuticals)	26,165
244,477	Schneider Electric SA (Electrical Equipment)	13,885
16,764	SCOR SE (Insurance)	627
103,514	Societe Generale (Banks)	4,769
28,923	Suez Environnement Co. (Multi-Utilities)	541
99,044	Technip SA (Energy Equipment & Services)	4,925
623,080	Total SA (Oil, Gas & Consumable Fuels)	27,931
17,730	Unibail-Rodamco SE (Real Estate Investment Trusts)	4,501
1,263	Valeo SA (Auto Components)	195
66,311	Veolia Environnement (Multi-Utilities)	1,573
203,539	Vinci SA (Construction & Engineering)	13,044
404,217	Vivendi (Media)	8,680
200,931	Zodiac Aerospace (Aerospace & Defense)	4,784

		188,128

	Germany — 6.71%
51,134	Allianz SE (Insurance)	9,013
8,507	Aurubis AG (Metals & Mining)	431
12,779	Axel Springer AG (Media)	711
254,643	BASF SE (Chemicals)	19,396
107,030	Bayer AG (Pharmaceuticals)	13,365
110,258	Bayerische Motoren Werke AG (Automobiles)	11,614
37,051	Beiersdorf AG (Personal Products)	3,367

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
4,535	Brenntag AG (Trading Companies & Distributors)	$236
9,074	Continental AG (Auto Components)	2,195
311,313	Daimler AG (Automobiles)	26,009
137,942	Deutsche Bank AG (Capital Markets)	3,349
14,960	Deutsche Boerse AG (Diversified Financial Services)	1,315
39,405	Deutsche Lufthansa AG, Registered Shares (Airlines) (a)	621
295,881	Deutsche Post AG (Air Freight & Logistics)	8,271
470,735	Deutsche Telekom AG (Diversified Telecommunication Services)	8,454
25,491	Deutsche Wohnen AG (Real Estate Management & Development)	705
142,431	E.ON AG (Multi-Utilities)	1,367
5,719	ElringKlinger AG (Auto Components)	145
38,038	Evonik Industries AG (Chemicals)	1,258
6,997	Freenet AG (Wireless Telecommunication Services)	236
8,047	GEA Group AG (Machinery)	325
10,111	Hannover Rueckversicherung AG (Insurance)	1,154
27,783	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	2,292
11,158	Lanxess AG (Chemicals)	513
62,832	Linde AG (Chemicals)	9,075
9,589	MAN SE (Machinery)	964
48,502	Metro AG (Food & Staples Retailing)	1,545
2,705	MTU Aero Engines Holding AG (Aerospace & Defense)	264
35,369	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	7,046
138,000	ProSiebenSat.1 Media AG (Media)	6,961
65,595	SAP AG (Software)	5,204
173,819	Siemens AG (Industrial Conglomerates)	16,814
8,368	Stroeer SE (Media)	525
87,382	Suedzucker AG (Food Products)	1,732
20,598	TAG Immobilien AG (Real Estate Management & Development)	257
83,687	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	441
9,634	Volkswagen AG (Automobiles)	1,480
71,509	Vonovia SE (Real Estate Management & Development)	2,208
34,412	Wirecard AG (IT Services)^	1,720

		172,578

	Greece — 0.02%
43,845	Alpha Bank SA (Banks) (a)	118
58,469	Eurobank Ergasias SA (Banks) (a)	65
1,023	Folli Follie SA (Specialty Retail)	19
8,115	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)	81
3,369	JUMBO SA (Specialty Retail) (a)	36
173,526	National Bank of Greece SA (Banks) (a)	64
7,405	Opap SA (Hotels, Restaurants & Leisure)	65
170,992	Piraeus Bank SA (Banks) (a)	51

Shares	Security Description	Value (000)
	Greece (continued)
2,063	Public Power Corp. SA (Electric Utilities)	$9
1,481	Titan Cement Co., SA (Construction Materials)	28

		536

	Hong Kong — 2.90%
1,516,118	AIA Group Ltd. (Insurance) (c)	9,059
19,400	Alibaba Group Holding Ltd., ADR (Internet Software & Services) (a)	1,577
338,000	Alibaba Pictures Group Ltd. (Media)^(a)	83
98,800	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	771
15,000	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	90
144,000	Belle International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	108
820,505	BOC Hong Kong (Holdings) Ltd. (Banks)	2,497
373,000	Cathay Pacific Airways Ltd. (Airlines)	642
131,534	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	1,215
262,000	China Everbright International Ltd. (Commercial Services & Supplies)	335
32,000	China Everbright Ltd. (Capital Markets)	73
58,000	China Gas Holdings Ltd. (Gas Utilities)	83
675,459	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	2,136
128,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	446
40,000	China Resources Enterprises Ltd. (Food & Staples Retailing)	85
30,000	China Resources Gas Group Ltd. (Gas Utilities)	90
60,000	China State Construction International Holdings Ltd. (Construction & Engineering)	104
50,400	China Taiping Insurance Holdings Co. Ltd. (Insurance) (a)	155
190,000	China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)	230
139,000	CITIC Pacific Ltd. (Industrial Conglomerates)	245
677,000	Ck Hutchison Holdings Ltd. (Industrial Conglomerates)	9,101
283,419	CLP Holdings Ltd. (Electric Utilities)	2,403
124,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	126
144,000	Evergrande Real Estate Group Ltd. (Real Estate Management & Development)^	126
60,000	Far East Horizon Ltd. (Diversified Financial Services)	56
342,000	First Pacific Co. Ltd. (Diversified Financial Services)	226
70,056	Fosun International Ltd. (Industrial Conglomerates)	109
108,000	Franshion Properties China Ltd. (Real Estate Management & Development)	37
46,000	Goldin Properties Holdings Ltd. (Real Estate Management & Development)^(a)	53
94,000	Guangdong Investment Ltd. (Water Utilities)	133
34,000	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)	42

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
41,000	Haier Electronics Group Co. Ltd. (Household Durables)	$83
588,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment)*(a)	297
731,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	1,656
123,409	Hang Seng Bank Ltd. (Banks)	2,339
24,500	Hengan International Group Co. Ltd. (Personal Products)	230
271,377	HK Electric Investments Ltd. (Electric Utilities)^	227
883,180	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	1,128
173,000	Hysan Development Co. (Real Estate Management & Development)	707
1,460,000	Imperial Pacific International Holdings Ltd. (Food Products) (a)	32
214,500	Kerry Properties Ltd. (Real Estate Management & Development)	584
208,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	210
3,134,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	2,119
5,600	Melco Crown Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)	94
490,500	MTR Corp. Ltd. (Road & Rail)	2,422
1,659,000	New World Development Co. Ltd. (Real Estate Management & Development)	1,629
2,431,000	PCCW Ltd. (Diversified Telecommunication Services)	1,421
224,538	Power Assets Holdings Ltd. (Electric Utilities)	2,059
150,000	Sino Biopharmaceutiical Ltd. (Pharmaceuticals)	136
821,839	Sino Land Co. Ltd. (Real Estate Management & Development)	1,197
113,500	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	72
530,040	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	6,371
221,326	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	2,472
205,341	The Bank of East Asia Ltd. (Banks)	762
909,618	The Link Real Estate Investment Trust (Real Estate Investment Trusts)	5,423
1,285,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	7,084
66,000	Tingyi (Cayman Islands) Holding Corp. (Food Products)	94
278,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	1,167
228,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	39

		74,490

	Hungary — 0.01%
1,001	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	49
7,465	OTP Bank Nyrt PLC (Banks)	154

Shares	Security Description	Value (000)
	Hungary (continued)
4,671	Richter Gedeon Nyrt (Pharmaceuticals)	$88

		291

	India — 0.05%
72,830	Infosys Ltd., ADR (IT Services)	1,220

	Indonesia — 0.11%
457,700	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	17
30,100	PT AKR Corporindo Tbk (Trading Companies & Distributors)	16
12,000	PT Astra Agro Lestari Tbk (Food Products)	14
679,400	PT Astra International Tbk (Automobiles)	293
396,600	PT Bank Central Asia Tbk (Banks)	379
115,200	PT Bank Danamon Indonesia Tbk (Banks)	27
294,700	PT Bank Mandiri Tbk (Banks)	196
219,300	PT Bank Negara Indonesia Persero Tbk (Banks)	79
357,700	PT Bank Rakyat Indonesia Persero Tbk (Banks)	293
249,800	PT Bumi Serpong Damai Tbk (Real Estate Management & Development)	32
251,500	PT Charoen Pokphand Indonesia Tbk (Food Products)	47
243,500	PT Global MediaCom Tbk (Media)	19
16,200	PT Gudang Garam Tbk (Tobacco)	64
12,300	PT Hanjaya Mandala Sampoerna Tbk (Tobacco)	84
41,800	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	67
39,500	PT Indofood CBP Sukses Makmur Tbk (Food Products)	38
146,700	PT Indofood Sukses Makmur Tbk (Food Products)	54
68,300	PT Jasa Marga Persero Tbk (Transportation Infrastructure)	26
584,700	PT Kalbe Farma Tbk (Pharmaceuticals)	56
655,600	PT Lippo Karawaci Tbk (Real Estate Management & Development)	49
78,100	PT Matahari Department Store Tbk (Multiline Retail)	99
140,000	PT Media Nusantara Citra Tbk (Media)	19
365,700	PT Perusahaan Gas Negara Tbk (Gas Utilities)	72
86,300	PT Semen Gresik (Persero) Tbk (Construction Materials)	71
346,500	PT Summarecon Agung Tbk (Real Estate Management & Development)	41
180,000	PT Surya Citra Media Tbk (Media)	40
1,629,700	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	365
64,300	PT Tower Bersama Infrastructure Tbk (Wireless Telecommunication Services) (a)	27
46,900	PT Unilever Indonesia Tbk (Household Products)	125
56,500	PT United Tractors Tbk (Machinery)	69
77,900	PT XL Axiata Tbk (Diversified Telecommunication Services) (a)	21

		2,799

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Ireland (Republic of) — 0.87%
7,225	Allegion PLC (Building Products)	$476
890,761	Bank of Ireland (Banks) (a)	326
143,029	CRH PLC (Construction Materials)	4,124
16,895	ICON PLC (Life Sciences Tools & Services) (a)	1,313
155,653	Medtronic PLC (Health Care Equipment & Supplies)	11,974
42,798	Ryanair Holdings PLC, ADR (Airlines)	3,700
15,477	Smurfit Kappa Group PLC (Containers & Packaging)	396

		22,309

	Israel — 0.57%
97,379	Bank Leumi Le-Israel (Banks) (a)	338
650,097	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	1,431
2,791	Delek Group Ltd. (Oil, Gas & Consumable Fuels)	559
279,197	Israel Chemicals Ltd. (Chemicals)	1,134
170,306	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	11,114

		14,576

	Italy — 0.84%
50,687	Assicurazioni Generali SpA (Insurance)	926
104,508	Atlantia SpA (Transportation Infrastructure)	2,765
744,681	Enel SpA (Electric Utilities)	3,122
779,299	Eni SpA (Oil, Gas & Consumable Fuels)	11,577
15,602	Intesa Sanpaolo SpA (Banks)	48
340,369	Mediaset SpA (Media)	1,410
330,019	Saras SpA (Oil, Gas & Consumable Fuels) (a)	636
133,489	Snam Rete Gas SpA (Gas Utilities)	697
99,352	Terna – Rete Elettrica Nationale SpA (Electric Utilities)	511

		21,692

	Japan — 19.61%
11,600	Aeon Credit Service Co. Ltd. (Consumer Finance)	259
75,632	Aisin Seiki Co. Ltd. (Auto Components)	3,255
56,600	Alfresa Holdings Corp. (Health Care Providers & Services)	1,118
35,300	ALPS ELECTRIC Co. Ltd. (Electronic Equipment, Instruments & Components)	957
116,000	Aozora Bank Ltd. (Banks)	405
405,575	Asahi Glass Co. Ltd. (Building Products)	2,324
455,000	Asahi Kasei Corp. (Chemicals)	3,077
28,949	Benesse Holdings, Inc. (Diversified Consumer Services)	834
241,900	Bridgestone Corp. (Auto Components)	8,299
84,900	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	975
462,367	Canon, Inc. (Technology Hardware, Storage & Peripherals)	13,988
102,400	Chubu Electric Power Co., Inc. (Electric Utilities)	1,402
700	COSMOS Pharmaceutical Corp. (Food & Staples Retailing)	110

Shares	Security Description	Value (000)
	Japan (continued)
226,079	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	$2,236
75,612	Daihatsu Motor Co. Ltd. (Automobiles)	1,020
264,591	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	5,462
13,267	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	1,533
200,000	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	5,750
150,000	Daiwa Securities Group, Inc. (Capital Markets)	917
184,700	Denso Corp. (Auto Components)	8,828
74,800	East Japan Railway Co. (Road & Rail)	7,044
104,971	Eisai Co. Ltd. (Pharmaceuticals)	6,945
24,057	FamilyMart Co. Ltd. (Food & Staples Retailing)	1,120
78,300	Fanuc Ltd. (Machinery)	13,493
24,300	Foster Electric Co. Ltd. (Household Durables)	529
33,700	Fuji Heavy Industries Ltd. (Automobiles)	1,388
110,000	Fujitsu Ltd. (IT Services)	549
81,000	Fukuoka Financial Group, Inc. (Banks)	402
33,800	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	927
6,800	Hikari Tsushin, Inc. (Specialty Retail)	463
37,500	Hitachi Chemical Co. Ltd. (Chemicals)	595
38,700	Hitachi Construction Machinery Co. Ltd. (Machinery)	602
2,851,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	16,157
17,700	Hokuriku Electric Power Co. (Electric Utilities)	262
626,324	Honda Motor Co. Ltd. (Automobiles)	20,021
1,500	Hoshizaki Electric Co. Ltd. (Machinery)	93
33,100	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	529
435,000	IHI Corp. (Machinery)	1,201
213,800	Isuzu Motors Ltd. (Automobiles)	2,303
690,468	ITOCHU Corp. (Trading Companies & Distributors)	8,168
22,200	ITOCHU Techno-Solutions Corp. (IT Services)	442
188,600	Japan Airlines Co. Ltd. (Airlines)	6,751
164	Japan Prime Realty Investment Corp. (Real Estate Investment Trusts)	560
236	Japan Real Estate Investment Corp. (Real Estate Investment Trusts)	1,145
475	Japan Retail Fund Investment Corp. (Real Estate Investment Trusts)	914
608,182	Japan Tobacco, Inc. (Tobacco)	22,331
177,000	JFE Holdings, Inc. (Metals & Mining)	2,780
79,000	JGC Corp. (Construction & Engineering)	1,209
102,145	JS Group Corp. (Building Products)	2,269
70,483	JSR Corp. (Chemicals)	1,099
71,500	JTEKT Corp. (Machinery)	1,170
912,824	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	3,832
28,500	Kakaku.com, Inc. (Internet Software & Services)	561

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
9,500	Kaken Pharmaceutical Co. Ltd. (Pharmaceuticals)	$649
40,700	Kanamoto Co. Ltd. (Trading Companies & Distributors)	1,029
539,000	Kawasaki Heavy Industries Ltd. (Machinery)	1,994
698,100	KDDI Corp. (Wireless Telecommunication Services)	18,132
2,350	Keyence Corp. (Electronic Equipment, Instruments & Components)	1,292
334,232	Kirin Holdings Co. Ltd. (Beverages)	4,538
1,115,000	Kobe Steel Ltd. (Metals & Mining)	1,212
347,600	Komatsu Ltd. (Machinery)	5,689
165,700	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	1,660
21,000	Kubota Corp. (Machinery)	324
135,729	Kuraray Co. Ltd. (Chemicals)	1,644
45,000	Kurita Water Industries Ltd. (Machinery)	942
120,900	Kyocera Corp. (Electronic Equipment, Instruments & Components)	5,615
25,126	Lawson, Inc. (Food & Staples Retailing)	2,040
698,331	Marubeni Corp. (Trading Companies & Distributors)	3,591
17,277	Maruichi Steel Tube Ltd. (Metals & Mining)	510
80,600	Medipal Holdings Corp. (Health Care Providers & Services)	1,373
216,000	Minebea Co. Ltd. (Machinery)	1,850
19,600	Miraca Holdings, Inc. (Health Care Providers & Services)	863
597,640	Mitsubishi Corp. (Trading Companies & Distributors)	9,941
1,093,000	Mitsubishi Electric Corp. (Electrical Equipment)	11,475
139,000	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	711
566,000	Mitsubishi Materials Corp. (Metals & Mining)	1,783
88,843	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	1,531
1,976,682	Mitsubishi UFJ Financial Group, Inc. (Banks)	12,246
715,526	Mitsui & Co. Ltd. (Trading Companies & Distributors)	8,503
442,000	Mitsui Chemicals, Inc. (Chemicals)	1,961
2,238,692	Mizuho Financial Group, Inc. (Banks)	4,478
45,600	MS&AD Insurance Group Holdings, Inc. (Insurance)	1,337
39,700	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	5,713
177,327	NGK Insulators Ltd. (Machinery)	3,998
1,300	Nidec Corp. (Electrical Equipment)	94
288,100	Nikon Corp. (Household Durables)^	3,858
262	Nippon Building Fund, Inc. (Real Estate Investment Trusts)	1,252
143,000	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	721
279	Nippon Prologis REIT, Inc. (Real Estate Investment Trusts)	505
273,700	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	5,415

Shares	Security Description	Value (000)
	Japan (continued)
308,200	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	$12,267
595,000	Nippon Yusen Kabushiki Kaisha (Marine)	1,442
1,561,179	Nissan Motor Co. Ltd. (Automobiles)	16,349
450,800	Nomura Holdings, Inc. (Capital Markets)	2,511
22,500	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	417
332,100	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	6,813
325,090	Oji Paper Co. Ltd. (Paper & Forest Products)	1,307
100,600	Olympus Corp. (Health Care Equipment & Supplies)	3,961
12,100	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	2,158
5,000	Oracle Corp. Japan (Software)	233
31,700	ORIX Corp. (Diversified Financial Services)	445
191,477	Osaka Gas Co. Ltd. (Gas Utilities)	692
154,581	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	5,493
41,900	Park24 Co. Ltd. (Commercial Services & Supplies)	1,015
199,485	Resona Holdings, Inc. (Banks)	969
287,100	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	2,957
3,900	Rinnai Corp. (Household Durables)	346
35,700	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,808
1,800	Ryohin Keikaku Co. (Multiline Retail)	365
111,000	Sanden Holdings Corp. (Auto Components)	354
21,604	Sankyo Co. Ltd. (Leisure Products)	806
67,200	Sega Sammy Holdings, Inc. (Leisure Products)	629
167,757	Sekisui Chemical Co. Ltd. (Household Durables)	2,191
216,965	Sekisui House Ltd. (Household Durables)	3,648
2,800	Shimano, Inc. (Leisure Products)	430
36,900	Shin-Etsu Chemical Co. Ltd. (Chemicals)	2,006
71,700	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	585
2,100	SMC Corp. (Machinery)	546
10,500	SoftBank Corp. (Wireless Telecommunication Services)	530
156,900	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	5,153
17,200	Sony Financial Holdings, Inc. (Insurance)	308
540,000	Sumitomo Chemical Co. Ltd. (Chemicals)	3,101
472,300	Sumitomo Corp. (Trading Companies & Distributors)	4,816
271,500	Sumitomo Electric Industries Ltd. (Auto Components)	3,834
199,000	Sumitomo Heavy Industries Ltd. (Machinery)	892
193,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	2,343
389,723	Sumitomo Mitsui Financial Group, Inc. (Banks)	14,709
299,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	1,133
267,931	Sumitomo Rubber Industries Ltd. (Auto Components)	3,484

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
22,100	SUZUKEN Co. Ltd. (Health Care Providers & Services)	$840
5,000	Sysmex Corp. (Health Care Equipment & Supplies)	321
330,485	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	16,480
31,900	Takeuchi Mfg Co. Ltd. (Machinery)	649
30,200	The Chugoku Electric Power Co., Inc. (Electric Utilities)	399
110,000	The San-in Godo Bank Ltd. (Banks)	895
40,800	The Yokohama Rubber Co. Ltd. (Auto Components)	627
43,400	THK Co. Ltd. (Machinery)	804
65,400	Tokio Marine Holdings, Inc. (Insurance)	2,526
115,135	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	972
25,281	Toyoda Gosei Co. Ltd. (Auto Components)	574
641,900	Toyota Motor Corp. (Automobiles)	39,534
77,900	Toyota Tsusho Corp. (Trading Companies & Distributors)	1,823
49,600	Trend Micro, Inc. (Software)	2,013
475	United Urban Investment Corp. (Real Estate Investment Trusts)	645
78,900	USS Co. Ltd. (Specialty Retail)	1,186
25,700	Yahoo Japan Corp. (Internet Software & Services)	104

		504,510

	Jersey — 0.34%
131,495	Glencore International PLC (Metals & Mining)	174
112,339	Petrofac Ltd. (Energy Equipment & Services)	1,318
48,470	Shire PLC (Pharmaceuticals)	3,325
172,007	WPP PLC (Media)	3,956

		8,773

	Liberia — 0.10%
24,989	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	2,529

	Luxembourg — 0.34%
295,281	ArcelorMittal (Metals & Mining)^	1,246
25,275	Millicom International Cellular SA (Wireless Telecommunication Services)	1,451
10,646	RTL Group (Media)	886
137,109	SES – FDR, Class – A (Media)	3,799
115,963	Tenaris SA (Energy Equipment & Services)	1,373

		8,755

	Malaysia — 0.14%
29,400	Airasia Berhad (Airlines)	9
36,300	Alliance Financial Group Berhad (Banks)	30
54,800	AMMB Holdings Berhad (Banks)	58
53,100	Astro Malaysia Holdings Berhad (Media)	34
85,100	Axiata Group Berhad (Wireless Telecommunication Services)	127
22,934	Berjaya Sports Toto Berhard (Hotels, Restaurants & Leisure)	16
4,300	British American Tobacco Malaysia Berhad (Tobacco)	56

Shares	Security Description	Value (000)
	Malaysia (continued)
86,400	Bumi Armada Berhad (Energy Equipment & Services)	$20
158,600	CIMB Group Holdings Berhad (Banks)	167
124,788	Dialog Group Berhad (Construction & Engineering)	46
106,700	DiGi.Com Berhad (Wireless Telecommunication Services)	134
38,200	Felda Global Ventures Holdings Berhad (Food Products)	15
54,700	Gamuda Berhad (Construction & Engineering)	59
75,600	Genting Berhad (Hotels, Restaurants & Leisure)	130
99,400	Genting Malaysia Berhad (Hotels, Restaurants & Leisure)	101
8,000	Genting Plantations Berhad (Food Products)	20
10,100	Hap Seng Consolidated Berhad (Industrial Conglomerates)	15
12,500	Hartalega Holdings Berhad (Health Care Equipment & Supplies)	17
22,156	Hong Leong Bank Berhad (Banks)	69
8,066	Hong Leong Financial Group Berhad (Banks)	26
81,500	IHH Healthcare Berhad (Health Care Providers & Services)	125
99,800	IJM Corp. Berhad (Construction & Engineering)	79
84,900	IOI Corp. Berhad (Food Products)	88
45,300	IOI Properties Group Berhad (Real Estate Management & Development)	24
14,400	Kuala Lumpur Kepong Berhad (Food Products)	77
13,200	Lafarge Malayan Cement Berhad (Construction Materials)	27
149,600	Malayan Banking Berhad (Banks)	293
27,900	Malaysia Airports holdings Berhad (Transportation Infrastructure)	37
55,300	Maxis Berhad (Wireless Telecommunication Services)	87
37,200	MISC Berhad (Marine)	81
87,200	Petronas Chemicals Group Berhad (Chemicals)	147
8,300	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	48
23,100	Petronas Gas Berhad (Gas Utilities)	122
16,100	PPB Group Berhad (Food Products)	59
81,040	Public Bank Berhad (Banks)	350
20,200	RHB Capital Berhad (Banks)	27
110,800	SapuraKencana Petroleum Berhad (Energy Equipment & Services)	53
98,000	Sime Darby Berhad (Industrial Conglomerates)	176
36,400	Telekom Malaysia Berhad (Diversified Telecommunication Services)	57
109,200	Tenega Nasional Berhad (Electric Utilities)	338
14,000	UMW Holdings Berhad (Automobiles)	26
31,600	Westports Holding Berhad (Transportation Infrastructure)	30
143,800	YTL Corp. Berhad (Multi-Utilities)	53
75,600	YTL Power International Berhad (Multi-Utilities)	26

		3,579

	Malta — 0.00%
11,360	Brait SE (Capital Markets)	123

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mexico — 0.30%
89,200	Alfa SAB de CV, Class – A (Industrial Conglomerates)	$177
1,015,500	America Movil SAB de CV (Wireless Telecommunication Services)	714
13,500	Arca Continental SAB de CV (Beverages)	82
12,224	Cemex SAB de CV, ADR (Construction Materials) (a)	68
428,011	Cemex SAB de CV (Construction Materials) (a)	234
15,000	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	108
35,400	Compartamos SAB de CV (Consumer Finance)	69
15,300	Controladora Comercial Mexicana SAB de CV (Food & Staples Retailing)	42
6,200	El Puerto de Liverpool SAB de CV, Class – C1 (Multiline Retail)	76
76,700	Fibra Uno Amdinistracion SA (Real Estate Investment Trusts)	169
59,400	Fomento Economico Mexicano SAB de CV (Beverages)	557
6,500	Gruma SAB de CV, Class – B (Food Products)	91
10,200	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Transportation Infrastructure)	91
6,170	Grupo Aeroportuario del Sureste SAB de CV, Class – B (Transportation Infrastructure)	87
51,400	Grupo Bimbo SAB de CV (Food Products) (a)	137
19,500	Grupo Carso SAB de CV, Series A1 (Industrial Conglomerates)	80
11,600	Grupo Comercial Chedraui SAB de CV (Food & Staples Retailing)	31
80,400	Grupo Financiero Banorte SAB de CV (Banks)	443
72,500	Grupo Financiero Inbursa SAB de CV, Class – O (Banks)	131
55,600	Grupo Financiero Santander Mexico SAB de CV, B Shares (Banks)	98
20,700	Grupo Lala SAB de CV (Food Products)	48
117,400	Grupo Mexico SAB de CV, Series B (Metals & Mining)	251
101,224	Grupo Televisa SA, ADR (Media)	2,755
81,900	Grupo Televisa SAB de CV (Media)	448
4,675	Industrias Penoles SAB de CV (Metals & Mining)	48
46,500	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	109
30,800	Mexichem SAB de CV (Chemicals)	69
20,400	Ohl Mexico SAB de CV (Transportation Infrastructure) (a)	21
8,200	Promotora y Operadora de Infraestructura SAB de CV (Construction & Engineering) (a)	96
169,900	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	429

		7,759

	Netherlands — 2.88%
2,157	ABN AMRO Group NV (Banks) (a)(c)	48
537,477	AEGON NV (Insurance)	3,040
105,081	Airbus Group NV (Aerospace & Defense)	7,080

Shares	Security Description	Value (000)
	Netherlands (continued)
166,180	Akzo Nobel NV (Chemicals)	$11,103
59,162	ASML Holding NV (Semiconductors & Semiconductor Equipment)	5,256
7,119	ASML Holding NV, NYS (Semiconductors & Semiconductor Equipment)	632
164,736	CNH Industrial NV (Machinery)	1,128
22,815	Euronext NV (Diversified Financial Services)	1,170
5,433	Gemalto NV (Software)	326
20,901	Grandvision NV (Specialty Retail)	627
884	Heineken Holding NV (Beverages)	75
8,290	Heineken Holding NV (Beverages)	638
10,554	ING Groep NV (Banks)	143
274,598	Koninklijke Ahold NV (Food & Staples Retailing)	5,791
14,713	Koninklijke Boskalis Westminster NV (Construction & Engineering)	600
39,136	Koninklijke DSM NV (Chemicals)	1,962
159,817	Koninklijke Philips Electronics NV (Industrial Conglomerates)	4,079
12,020	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	518
54,210	NN Group NV (Insurance)	1,912
21,899	Randstad Holding NV (Professional Services)	1,363
514,676	Reed Elsevier NV (Media)	8,668
188,354	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	1,261
419,058	TNT NV (Air Freight & Logistics) (a)	1,589
304,501	Unilever NV (Personal Products)	13,270
51,622	Wolters Kluwer NV (Media)	1,733

		74,012

	New Zealand — 0.03%
40,626	Fletcher Building Ltd. (Construction Materials)	204
35,000	Infratil Ltd. (Electric Utilities)	78
178,026	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	400

		682

	Norway — 0.61%
85,424	DNB ASA (Banks)	1,053
23,680	Gjensidige Forsikring ASA (Insurance)	379
814,817	Statoil ASA (Oil, Gas & Consumable Fuels)	11,368
177,779	Telenor ASA (Diversified Telecommunication Services)	2,964

		15,764

	Papua New Guinea — 0.01%
66,408	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	323

	Peru — 0.01%
6,200	Compania de Minas Buenaventura SA, ADR (Metals & Mining) (a)	27
2,191	Credicorp Ltd. (Banks)	213

		240

	Philippines — 0.06%
66,530	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	82
49,400	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	43

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Philippines (continued)
69,300	Alliance Global Group, Inc. (Industrial Conglomerates)	$24
7,210	Ayala Corp. (Diversified Financial Services)	116
226,900	Ayala Land, Inc. (Real Estate Management & Development)	167
20,150	Bank of the Philippine Islands (Banks)	36
53,700	BDO Unibank, Inc. (Banks)	119
136,900	DMCI Holdings, Inc. (Industrial Conglomerates)	40
309,300	Energy Development Corp. (Independent Power and Renewable Electricity Producers)	41
1,115	Globe Telecom, Inc. (Wireless Telecommunication Services)	44
2,575	GT Capital Holdings, Inc. (Diversified Financial Services)	72
16,900	International Container Terminal Services, Inc. (Transportation Infrastructure)	25
84,540	JG Summit Holdings, Inc. (Industrial Conglomerates)	132
14,340	Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	67
356,000	Megaworld Corp. (Real Estate Management & Development)	32
448,100	Metro Pacific Investments Corp. (Diversified Financial Services)	49
10,310	Metropolitan Bank & Trust Co. (Banks)	18
2,985	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	130
34,700	Robinsons Land Corp. (Real Estate Management & Development)	20
4,780	SM Investments Corp. (Industrial Conglomerates)	87
279,100	SM Prime Holdings, Inc. (Real Estate Management & Development)	128
29,220	Universal Robina Corp. (Food Products)	115

		1,587

	Poland — 0.06%
1,394	Alior Bank SA (Banks) (a)	24
1,104	Bank Handlowy w Warszawie SA (Banks)	20
14,737	Bank Millennium SA (Banks) (a)	21
4,023	Bank Pekao SA (Banks)	146
1,164	Bank Zachodni WBK SA (Banks)	84
761	CCC SA (Textiles, Apparel & Luxury Goods)	27
6,389	Cyfrowy Polsat SA (Media) (a)	34
7,239	Enea SA (Electric Utilities)	21
6,708	Energa SA (Electric Utilities)	22
2,745	Eurocash SA (Food & Staples Retailing)	34
1,510	Grupa Azoty SA (Chemicals) (a)	39
2,554	Grupa Lotos SA (Oil, Gas & Consumable Fuels) (a)	18
4,681	KGHM Polska Miedz SA (Metals & Mining)	76
43	LPP SA (Textiles, Apparel & Luxury Goods)	61
496	MBank SA (Banks)(a)	40
27,898	PGE SA (Electric Utilities)	91
10,020	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	173
59,087	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	77

Shares	Security Description	Value (000)
	Poland (continued)
29,136	Powszechna Kasa Oszczednosci Bank Polski SA (Banks) (a)	$202
17,400	Powszechny Zaklad Ubezpieczen SA (Insurance)	150
17,743	Synthos SA (Chemicals)	17
23,818	Tauron Polska Energia SA (Electric Utilities)	17
21,701	Telekomunikacja Polska SA (Diversified Telecommunication Services)	36

		1,430

	Portugal — 0.08%
102,844	Altri, SGPS, SA (Paper & Forest Products)	532
183,534	EDP – Energias de Portugal SA (Electric Utilities)	661
75,585	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	984

		2,177

	Qatar — 0.04%
3,275	Barwa Real Estate Co. (Real Estate Management & Development)	36
3,870	Doha Bank QSC (Banks)	47
24,555	Ezdan Real Estate Co. QSC (Real Estate Management & Development)	107
4,730	Industries Qatar QSC (Industrial Conglomerates)	143
12,371	Masraf Al Rayan (Banks)	127
2,747	Ooredoo QSC (Diversified Telecommunication Services)	57
930	Qatar Electricity & Water Co. (Multi-Utilities)	55
6,966	Qatar Gas Transport Co. Ltd. (Oil, Gas & Consumable Fuels)	45
3,043	Qatar Insurance Co. (Insurance) (a)	69
1,805	Qatar Islamic Bank (Banks)	53
5,639	Qatar National Bank (Banks)	270
4,911	The Commercial Bank of Qatar QSC (Banks)	62
11,438	Vodafone Qatar (Wireless Telecommunication Services)	40

		1,111

	Romania — 0.00%
6,166	New Europe Property Investment PLC (Real Estate Management & Development)	71

	Russia — 0.14%
61,600	ALROSA AO (Metals & Mining)	47
3,932,000	Federal Hydrogenerating Co. (Electric Utilities)	37
376,882	Gazprom OAO (Oil, Gas & Consumable Fuels)	703
16,402	LUKOIL OAO (Oil, Gas & Consumable Fuels)	527
8,362	Magnit OJSC, Registered Shares, GDR (Food & Staples Retailing)	336
3,144	MegaFon OAO, GDR (Wireless Telecommunication Services)	37
1,778	MMC Norilsk Nickel PJSC (Metals & Mining)	224
15,875	Mobile TeleSystems OJSC, ADR (Wireless Telecommunication Services)	98
2,900	NovaTek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	239
35,590	Rosneft Oil (Oil, Gas & Consumable Fuels)	124
25,400	Rosneft Oil Co., Registered Shares, GDR (Oil, Gas & Consumable Fuels)	89

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia (continued)
27,240	Rostelecom OJSC (Diversified Telecommunication Services)	$34
346,390	Sberbank of Russia (Banks)	481
7,050	Severstal (Metals & Mining)	59
5,147	Sistema JSFC, GDR (Wireless Telecommunication Services)	30
241,100	Surgutneftegas (Oil, Gas & Consumable Fuels)	113
44,810	Tatneft, Class – S (Oil, Gas & Consumable Fuels)	196
38,080	The Moscow Exchange MICEX (Diversified Financial Services)	48
163,060,000	VTB Bank OJSC (Banks)	178

		3,600

	Singapore — 1.35%
899,800	Ascendas Real Estate Investment Trust (Real Estate Investment Trusts)	1,442
904,609	CapitaCommercial Trust (Real Estate Investment Trusts)	859
1,029,700	CapitaMall Trust (Real Estate Investment Trusts)	1,398
71,721	DBS Group Holdings Ltd. (Banks)	841
3,545,507	Hutchison Port Holdings Trust (Transportation Infrastructure)	1,874
1,192,791	Keppel Corp. Ltd. (Industrial Conglomerates)	5,452
745,900	SembCorp Industries Ltd. (Industrial Conglomerates)	1,599
662,700	SembCorp Marine Ltd. (Machinery)^	816
979,347	Singapore Press Holdings Ltd. (Media)	2,716
805,400	Singapore Tech Engineering (Aerospace & Defense)	1,703
3,419,610	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	8,820
954,880	Suntec REIT (Real Estate Investment Trusts)	1,040
284,100	United Overseas Bank Ltd. (Banks)	3,918
3,023,711	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	2,337

		34,815

	South Africa — 0.29%
76,767	African Bank Investments Ltd. (Diversified Financial Services)*(a)	—
1,336	Anglo Platinum Ltd. (Metals & Mining) (a)	16
13,565	AngloGold Ashanti Ltd. (Metals & Mining) (a)	94
10,943	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	219
10,425	Barclays Africa Group Ltd. (Banks)	97
7,428	Barloworld Ltd. (Trading Companies & Distributors)	30
10,180	Bidvest Group Ltd. (Industrial Conglomerates)	216
1,193	Capitec Bank Holdings Ltd. (Banks)	42
7,705	Coronation Fund Managers Ltd. (Capital Markets)	26
11,989	Discovery Ltd. (Insurance)	103

Shares	Security Description	Value (000)
	South Africa (continued)
3,843	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)^	$11
106,347	FirstRand Ltd. (Diversified Financial Services)	291
31,600	Fortress Income Fund Ltd., Class – A (Real Estate Investment Trusts)	33
22,800	Fortress Income Fund Ltd., Class – A (Real Estate Investment Trusts)	51
26,067	Gold Fields Ltd. (Metals & Mining)	71
69,853	Growthpoint Properties Ltd. (Real Estate Investment Trusts)	105
8,098	Hyprop Investments Ltd. (Real Estate Investment Trusts)	54
18,081	Impala Platinum Holdings Ltd. (Metals & Mining) (a)	29
6,288	Imperial Holdings Ltd. (Distributors)	49
8,169	Investec Ltd. (Capital Markets)	58
3,919	Liberty Holdings Ltd. (Insurance)	29
26,997	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)^	61
3,339	Massmart Holdings Ltd. (Food & Staples Retailing)	22
15,065	Mediclinic International Ltd. (Health Care Providers & Services)	116
30,861	MMI Holdings Ltd. (Insurance)	44
3,974	Mondi Ltd. (Paper & Forest Products)	79
8,058	Mr. Price Group Ltd. (Specialty Retail)	104
53,008	MTN Group Ltd. (Wireless Telecommunication Services)	457
13,841	Naspers Ltd. (Media)	1,893
5,906	Nedbank Group Ltd. (Banks)	72
27,817	Netcare Ltd. (Health Care Providers & Services)	61
8,171	Pick n Pay Stores Ltd. (Food & Staples Retailing)	34
3,538	Pioneer Foods Group Ltd. (Food Products)	36
3,047	PSG Group Ltd. (Diversified Financial Services)	44
123,792	Redefine Properties Ltd. (Real Estate Investment Trusts)	78
15,474	Remgro Ltd. (Diversified Financial Services)	245
9,475	Resilient REIT Ltd. (Real Estate Investment Trusts)	71
21,326	RMB Holdings Ltd. (Diversified Financial Services)	77
19,038	RMI Holdings Ltd. (Insurance)	48
5,051	Samsung Heavy Industries Co. Ltd. (Machinery)	46
54,805	Sanlam Ltd. (Insurance)	214
18,360	Sappi Ltd. (Paper & Forest Products) (a)	77
17,635	Sasol Ltd. (Oil, Gas & Consumable Fuels)	476
14,264	Shoprite Holdings Ltd. (Food & Staples Retailing)	132
38,235	Standard Bank Group Ltd. (Banks)	280
75,283	Steinhoff International Holdings NV (Household Durables)	383
7,882	Telkom SA SOC Ltd. (Diversified Telecommunication Services)	33
6,866	The Foschini Group Ltd. (Specialty Retail)	54
4,668	The Spar Group Ltd. (Food & Staples Retailing)	56
4,941	Tiger Brands Ltd. (Food Products)	102
14,363	Truworths International Ltd. (Specialty Retail)	85

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa (continued)
8,980	Tsogo Sun Holdings Ltd. (Hotels, Restaurants & Leisure)	$14
11,412	Vodacom Group Ltd. (Wireless Telecommunication Services)	113
30,644	Woolworths Holdings Ltd. (Multiline Retail)	198

		7,429

	South Korea — 1.19%
1,037	Amorepacific Corp. (Personal Products)	364
849	Amorepacific Group (Personal Products)	106
220	BGF Retail Co. Ltd. (Food & Staples Retailing)	32
7,304	BS Financial Group, Inc. (Banks)	52
2,161	Celltrion, Inc. (Pharmaceuticals)^(a)	154
2,453	Cheil Industries, Inc. (Industrial Conglomerates) (a)	290
2,699	Cheil Worldwide, Inc. (Media) (a)	47
226	CJ Cheiljedang Corp. (Food Products)	72
487	CJ Corp. (Industrial Conglomerates)	103
442	CJ E&M Corp. (Media) (a)	30
199	CJ Korea Express Co. Ltd. (Road & Rail) (a)	32
1,808	Coway Co. Ltd. (Household Durables)	129
893	Daelim Industrial Co. Ltd. (Construction & Engineering)	50
3,393	Daewoo Engineering & Construction Co. Ltd. (Construction & Engineering) (a)	16
1,544	Daewoo International Corp. (Trading Companies & Distributors)	21
6,011	Daewoo Securities Co. Ltd. (Capital Markets)	48
987	Daum Kakao Corp. (Internet Software & Services)	97
5,676	DGB Financial Group, Inc. (Banks)	48
1,421	Dongbu Insurance Co. Ltd. (Insurance)	85
876	Dongsuh Cos., Inc. (Food & Staples Retailing)	23
193	Doosan Corp. (Industrial Conglomerates)	15
1,064	Doosan Heavy Industries & Construction Co. Ltd. (Electrical Equipment)	19
639	E-Mart Co. Ltd. (Food & Staples Retailing)	103
1,674	GS Engineering & Construction Corp. (Construction & Engineering) (a)	28
1,446	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	62
614	GS Retail Co. Ltd. (Food & Staples Retailing)	28
1,261	Halla Climate Control Corp. (Auto Components)	55
9,721	Hana Financial Group, Inc. (Banks)	194
2,500	Hankook Tire Co. Ltd. (Auto Components)	100
174	Hanmi Pharm Co. Ltd. (Pharmaceuticals) (a)	107
385	Hanmi Science Co. Ltd. (Pharmaceuticals) (a)	42
315	Hanssem Co. Ltd. (Household Durables)	62
3,532	Hanwha Chemical Corp. (Chemicals)	80
1,509	Hanwha Corp. (Industrial Conglomerates)	50
463	Honam Petrochemical Corp. (Chemicals)	94
1,116	Hotel Shilla Co. Ltd. (Specialty Retail)	73
18,601	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)	481
764	Hyosung Corp. (Chemicals)	76
509	Hyundai Department Store (Multiline Retail)	55

Shares	Security Description	Value (000)
	South Korea (continued)
1,895	Hyundai Development Co. (Construction & Engineering)	$62
2,231	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	54
628	Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	102
1,258	Hyundai Heavy Industries Co. Ltd. (Machinery) (a)	93
2,083	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	64
2,221	Hyundai Mobis Co. Ltd. (Auto Components)	465
9,889	Hyundai Motor Co. Ltd. (Automobiles)	1,247
2,432	Hyundai Steel Co. (Metals & Mining)	103
549	Hyundai Wia Corp. (Auto Components)	52
9,335	Industrial Bank of Korea (Banks)	98
3,942	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	128
12,201	KB Financial Group, Inc. (Banks)	344
165	KCC Corp. (Building Products)	58
752	KEPCO Plant Service & Engineering Co. Ltd. (Commercial Services & Supplies)	57
8,564	Kia Motors Corp. (Automobiles)	382
1,467	Korea Aerospace Industries Ltd. (Aerospace & Defense)	97
8,320	Korea Electric Power Corp. (Electric Utilities)	353
597	Korea Gas Corp. (Gas Utilities)	19
1,066	Korea Investment Holdings Co. Ltd. (Capital Markets)	45
463	Korea Kumho Petrochemical Co. Ltd. (Chemicals)	20
7,327	Korea Life Insurance Co. Ltd. (Insurance)	46
256	Korea Zinc Co. Ltd. (Metals & Mining)	102
1,165	Korean Air Lines Co. Ltd. (Airlines) (a)	27
1,080	KT Corp. (Diversified Telecommunication Services)	26
36,063	KT&G Corp. (Tobacco)	3,205
1,487	LG Chem Ltd. (Chemicals)	411
3,005	LG Corp. (Industrial Conglomerates)	181
7,222	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)	150
3,565	LG Electronics, Inc. (Household Durables)	162
301	LG Household & Health Care Ltd. (Household Products)	267
474	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)	39
7,154	LG UPlus Corp. (Diversified Telecommunication Services)	63
14	Lotte Chilsung Beverage Co. Ltd. (Beverages)	27
24	Lotte Confectionery Co. Ltd. (Food Products)	47
370	Lotte Shopping Co. Ltd. (Multiline Retail)	72
1,977	Mirae Asset Securities Co. Ltd. (Capital Markets)	36
907	Naver Corp. (Internet Software & Services)	506
514	NCsoft Corp. (Software)	93
3,445	NH Investment & Securities Co. Ltd. (Capital Markets)	29
563	OCI Co. Ltd. (Chemicals)	36
136	Orion Corp. (Food Products)	134
26	Ottogi Corp. (Food Products)	27
1,521	Paradise Co. Ltd. (Hotels, Restaurants & Leisure)	23

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
2,192	POSCO (Metals & Mining)	$307
634	S1 Corp. (Commercial Services & Supplies)	54
1,162	Samsung Card Co. Ltd. (Consumer Finance)	30
2,008	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	107
8,468	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	9,034
1,147	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	300
2,551	Samsung Life Insurance Co. Ltd. (Insurance)	238
1,745	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	168
987	Samsung SDS Co. Ltd. (IT Services)	212
1,630	Samsung Securities Co. Ltd. (Capital Markets)	57
13,670	Shinhan Financial Group Co. Ltd. (Banks)	459
231	Shinsegae Co. Ltd. (Multiline Retail)	45
1,126	SK C&C Co. Ltd. (Industrial Conglomerates)	229
2,067	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels) (a)	227
2,384	SK Networks Co. Ltd. (Trading Companies & Distributors)	11
31,937	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	5,846
1,335	S-Oil Corp. (Oil, Gas & Consumable Fuels)	89
11,356	Woori Bank (Banks)	85
282	Yuhan Corp. (Pharmaceuticals)	65

		30,638

	Spain — 2.31%
243,346	Abertis Infraestructuras SA (Transportation Infrastructure)	3,805
4,700	Amadeus IT Holding SA, A Shares (IT Services)	207
1,108,993	Banco Bilbao Vizcaya Argentaria SA (Banks)	8,102
68,931	Banco de Sabadell SA (Banks)	122
2,445,402	Banco Santander SA (Banks)	12,028
1,112,122	CaixaBank SA (Banks) (c)	3,870
154,486	Corporacion Mapfre (Insurance)^	387
30,795	Enagas (Gas Utilities)	869
24,920	Endesa (Electric Utilities)	501
50,187	Gas Natural SDG SA (Gas Utilities)	1,023
54,766	Grifols SA, ADR (Biotechnology)	1,775
32,567	Grifols SA (Biotechnology)	1,505
278,207	Iberdrola SA (Electric Utilities)	1,971
10,160	Red Electrica Corporacion SA (Electric Utilities)	849
608,492	Repsol YPF SA (Oil, Gas & Consumable Fuels)	6,698
33,504	Tecnicas Reunidas SA (Energy Equipment & Services)^	1,267
1,311,561	Telefonica SA (Diversified Telecommunication Services)	14,548

		59,527

	Sweden — 2.45%
30,642	Assa Abloy AB, B Shares (Building Products)	642
76,547	Atlas Copco AB (Machinery)	1,879
21,439	Autoliv, Inc. – SDR (Auto Components)	2,708

Shares	Security Description	Value (000)
	Sweden (continued)
40,504	Boliden AB (Metals & Mining)	$679
12,243	Electrolux AB, B Shares (Household Durables)	296
7,014	Hennes & Mauritz AB, B Shares (Specialty Retail)	250
31,381	Industrivarden AB, C Shares (Diversified Financial Services)	537
4,782	Modern Times Group, B Shares (Media)	122
594,769	Nordea Bank AB (Banks)	6,530
837,184	Sandvik AB (Machinery)	7,302
288,280	Skandinaviska Enskilda Banken AB, Class – A (Banks)	3,034
249,950	Skanska AB, B Shares (Construction & Engineering)	4,851
56,756	Svenska Cellusoa AB, B Shares (Household Products)	1,646
46,593	Svenska Handelsbanken AB, A Shares (Banks)	619
270,656	Swedbank AB, A Shares (Banks)	5,965
117,661	Tele2 AB, B Shares (Wireless Telecommunication Services)	1,174
2,067,179	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	19,944
993,371	TeliaSonera AB (Diversified Telecommunication Services)	4,936

		63,114

	Switzerland — 9.93%
1,608,044	ABB Ltd., Registered Shares (Electrical Equipment)	28,708
37,098	Actelion Ltd. (Biotechnology)	5,156
197,279	Adecco SA, Registered Shares (Professional Services)	13,507
74,025	Aryzta AG (Food Products)	3,746
11,364	Baloise Holding AG, Registered Shares (Insurance)	1,441
91	Chocoladefabriken Lindt & Sprungil AG (Food Products)	568
145,109	Clariant AG (Chemicals)	2,752
55,900	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	4,002
14,411	Credit Suisse Group AG (Capital Markets) (c)	311
3,275	DKSH Holding Ltd. (Professional Services)	206
438	Givaudan SA (Chemicals)	795
6,560	Holcim Ltd., Registered Shares (Construction Materials)	329
7,879	Julius Baer Group Ltd. (Capital Markets)	381
34,621	Kuehne & Nagel International Ltd. (Marine)	4,744
722,297	Nestle SA (Food Products)	53,636
118,471	Novartis AG, Registered Shares (Pharmaceuticals)	10,194
6,717	Pargesa Holding SA (Diversified Financial Services)	424
1,196	Partners Group Holding AG (Capital Markets)	430
234,003	Roche Holding AG (Pharmaceuticals)	64,864
3,859	SGS SA, Registered Shares (Professional Services)	7,336
10,430	Sulzer AG (Machinery)	981
4,008	Swiss Life Holding (Insurance)	1,080

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
26,196	Swiss Prime Site AG (Real Estate Management & Development)	$2,046
82,899	Swiss Re AG (Insurance)	8,099
11,276	Swisscom AG (Diversified Telecommunication Services)	5,644
15,495	Syngenta AG, Registered Shares (Chemicals)	6,067
22,019	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	1,423
699	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	47
891	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	310
279,740	Transocean Ltd. (Energy Equipment & Services)^	3,498
424,844	UBS Group AG (Capital Markets)	8,244
56,400	Zurich Financial Services AG (Insurance)	14,493

		255,462

	Taiwan — 0.55%
80,524	Acer, Inc. (Technology Hardware, Storage & Peripherals) (a)	30
200,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	230
10,491	AdvanTech Co. Ltd. (Technology Hardware, Storage & Peripherals)	67
66,980	Asia Cement Corp. (Construction Materials)	56
51,000	Asia Pacific Telecom Co. Ltd. (Diversified Telecommunication Services) (a)	18
23,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	190
292,000	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	86
4,258	Casetek Holdings Ltd. (Technology Hardware, Storage & Peripherals)	17
21,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	175
257,100	Cathay Financial Holding Co. Ltd. (Insurance)	361
156,534	Chang Hwa Commercial Bank Ltd. (Banks)	75
63,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	102
15,235	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	33
87,000	China Airlines Ltd. (Airlines) (a)	32
419,000	China Development Financial Holding Corp. (Banks)	105
106,660	China Life Insurance Co. Ltd. (Insurance)	81
379,440	China Steel Corp. (Metals & Mining)	207
474,313	Chinatrust Financial Holding Co. Ltd. (Banks)	242
121,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	365
142,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	79
230,715	E.Sun Financial Holding Co. Ltd. (Banks)	134
6,320	ECLAT Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	87
69,984	EVA Airways Corp. (Airlines) (a)	39
39,680	Evergreen Marine Corp. Ltd. (Marine)	16

Shares	Security Description	Value (000)
	Taiwan (continued)
108,413	Far Eastern New Century Corp. (Industrial Conglomerates)	$85
53,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	109
10,300	Feng Tay Enterprise Co. Ltd. (Textiles, Apparel & Luxury Goods)	52
284,013	First Financial Holdings Co., Ltd. (Banks)	132
103,000	Formosa Chemicals & Fibre Corp. (Chemicals)	231
39,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	93
134,000	Formosa Plastics Corp. (Chemicals)	313
26,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	24
30,451	Foxconn Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	64
211,000	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	287
10,000	Giant Manufacturing Co. Ltd. (Leisure Products)	67
1,000	Hermes Microvision, Inc. (Semiconductors & Semiconductor Equipment)	36
23,400	Highwealth Construction Corp. (Real Estate Management & Development)	27
6,548	Hiwin Technologies Corp. (Machinery)	26
460,898	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	1,127
8,000	Hotai Motor Co. Ltd. (Specialty Retail)	92
21,000	HTC Corp. (Technology Hardware, Storage & Peripherals)	50
217,779	Hua Nan Financial Holdings Co. Ltd., Class – C (Banks)	101
285,500	Innolux Corp. (Electronic Equipment, Instruments & Components)	86
78,000	Inotera Memories, Inc. (Semiconductors & Semiconductor Equipment) (a)	66
79,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	52
3,000	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	204
71,982	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	69
48,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	363
360,034	Mega Financial Holding Co. Ltd. (Banks)	232
7,500	Merida Industry Co. Ltd. (Leisure Products)	40
153,000	Nan Ya Plastics Corp. (Chemicals)	283
19,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	74
3,000	Obi Pharma, Inc. (Biotechnology) (a)	60
60,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	131
5,000	Phison Electronics Corp. (Semiconductors & Semiconductor Equipment)	35
74,000	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	97
21,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	41
17,000	President Chain Store Corp. (Food & Staples Retailing)	106
154,638	President Enterprises Corp. (Food Products)	257

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
84,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	$135
14,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	32
16,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	38
27,426	Ruentex Development Co. Ltd. (Real Estate Management & Development)	36
18,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	33
272,847	Shin Kong Financial Holding Co. Ltd. (Insurance)	59
73,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	115
9,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	29
285,422	SinoPac Financial Holdings Co. Ltd. (Banks)	81
11,484	Standard Foods Corp. (Food Products)	29
43,000	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	42
266,965	Taishin Financial Holding Co. Ltd. (Banks)	92
143,524	Taiwan Business Bank (Banks) (a)	36
100,000	Taiwan Cement Corp. (Construction Materials)	83
239,316	Taiwan Cooperative Financial Holding Co. Ltd. (Banks)	100
23,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	30
52,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	158
957,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,128
18,600	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	423
65,000	Teco Electric & Machinery Co. Ltd. (Electrical Equipment)	52
6,000	Transcend Information, Inc. (Semiconductors & Semiconductor Equipment)	16
407,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	149
27,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	35
75,480	Wistron Corp. (Technology Hardware, Storage & Peripherals)	42
48,000	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	46
265,820	Yuanta Financial Holding Co. Ltd. (Capital Markets)	98
29,000	Yulon Motor Co. Ltd. (Automobiles)	26

		14,082

	Thailand — 0.10%
33,600	Advanced INFO Service Public Co. Ltd. (Wireless Telecommunication Services)	141
14,300	Airports of Thailand Public Co. Ltd., Registered Shares (Transportation Infrastructure)	137
7,900	Bangkok Bank Public Co. Ltd. – NVDR (Banks)	33

Shares	Security Description	Value (000)
	Thailand (continued)
128,400	Bangkok Dusit Medical Service Public Co. Ltd. (Health Care Providers & Services)	$79
500,000	Bangkok Metro PCL (Road & Rail)*(a)(b)	31
34,800	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	15
31,900	BEC World Public Co. Ltd., Registered Shares (Media)	27
143,900	BTS Group Holdings Public Co. Ltd. (Road & Rail)	36
12,000	Bumrungrad Hospital Public Co. Ltd. (Health Care Providers & Services)	70
45,400	Central Pattana Public Co. Ltd., Registered Shares (Real Estate Management & Development)	59
97,700	Charoen Pokphand Foods Public Co. Ltd. (Food Products)	49
138,900	CP ALL Public Co. Ltd. (Food & Staples Retailing)	151
18,700	Delta Electronics (Thailand) Public Co. Ltd. (Electronic Equipment, Instruments & Components)	40
64,097	Delta Electronics Public Co. Ltd. – NVDR (Electronic Equipment, Instruments & Components)	301
40,600	Energy Absolute Public Co. Ltd. – NVDR (Oil, Gas & Consumable Fuels)	25
17,300	Glow Energy Public Co. Ltd. (Independent Power and Renewable Electricity Producers)	35
30,008	Home Product Center Public Co. Ltd., Registered Shares (Specialty Retail)	6
41,300	Indorama Ventures Public Co. Ltd. (Chemicals)	24
331,500	IRPC Public Co. Ltd. – NVDR (Oil, Gas & Consumable Fuels)	39
57,200	Kasikornbank Public Co. Ltd. (Banks)	238
117,400	Krung Thai Bank Public Co. Ltd., Registered Shares (Banks)	54
57,460	Minor International Public Co. Ltd., Registered Shares (Hotels, Restaurants & Leisure)	58
40,800	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	65
55,900	PTT Global Chemical Public Co. Ltd. (Chemicals)	78
32,400	PTT Public Co. Ltd. – NVDR (Oil, Gas & Consumable Fuels)	219
49,300	Siam Commercial Bank Public Co. Ltd. (Banks)	163
27,200	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	50
68,400	Thai Union Group Public Co. Ltd. (Food Products)	33
12,700	The Siam Cement Public Co. Ltd. (Construction Materials)	160
441,600	TMB Bank Public Co. Ltd. (Banks)	30
288,110	True Corp. PCL (Diversified Telecommunication Services) (a)	53

		2,499

	Turkey — 0.06%
69,346	Akbank TAS (Banks)	159
6,922	Anadolu EFES Biracilik VE Malt Sanayii A/S (Beverages)	45
8,094	Arcelik A/S (Household Durables)	39

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Turkey (continued)
6,776	Bim Birlesik Magazalar A/S (Food & Staples Retailing)	$119
2,386	Coca-Cola Icecek A/S (Beverages)	30
64,366	Emlak Konut Gayrimenkul Yatirim (Real Estate Investment Trusts)	57
16,884	Enka Insaat ve Sanayi A/S (Industrial Conglomerates)	26
47,723	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	50
2,434	Ford Otomotiv Sanayi A/S (Automobiles)	25
27,376	Haci OMER Sabanci Holding A/S (Diversified Financial Services)	78
21,579	KOC Holdings A/S (Industrial Conglomerates)	81
11,340	Petkim Petrokimya Holding A/S (Chemicals) (a)	18
5,497	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	34
4,302	Tofas Turk Otomobil Fabrikasi A/S (Automobiles)	28
4,205	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels) (a)	100
18,478	Turk Hava Yollari Anonim Ortakligi A/S (Airlines) (a)	47
15,702	Turk Telekomunikasyon A/S (Diversified Telecommunication Services)	29
26,679	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)	90
73,000	Turkiye Garanti Bankasi A/S (Banks)	179
18,197	Turkiye Halk Bankasi A/S (Banks)	65
46,359	Turkiye Is Bankasi A/S, C Shares (Banks)	73
19,851	Turkiye Sise ve Cam Fabrikalari A/S (Industrial Conglomerates)	22
20,860	Turkiye Vakiflar Bankasi TAO, Class – D (Banks)	27
5,262	Ulker Biskuvi Sanayi A/S (Food Products)	32
29,729	Yapi ve Kredi Bankasi A/S (Banks)	33

		1,486

	United Arab Emirates — 0.04%
65,514	Abu Dhabi Commercial Bank PJSC (Banks)	117
105,261	Aldar Properties PJSC (Real Estate Management & Development)	66
75,685	Arabtec Holding Co. (Construction & Engineering) (a)	25
5,551	DP World Ltd. (Transportation Infrastructure)	113
63,397	Dubai Financial Market (Diversified Financial Services)	21
32,863	Dubai Islamic Bank (Banks)	55
50,264	Emaar Malls Group PJSC (Real Estate Management & Development) (a)	38
117,316	Emaar Properties PJSC (Real Estate Management & Development)	180
52,962	Emirates Telecommunications Group Co. PJSC (Diversified Telecommunication Services)	232
26,538	First Gulf Bank PJSC (Banks)	91
22,742	National Bank of Abu Dhabi (Banks)	49

		987

	United Kingdom — 18.43%
128,200	AA PLC (Commercial Services & Supplies)	592

Shares	Security Description	Value (000)
	United Kingdom (continued)
103,987	Aberdeen Asset Management PLC (Capital Markets)	$443
88,141	Admiral Group PLC (Insurance)	2,153
3,100	Aggreko PLC (Commercial Services & Supplies)	42
677,254	Anglo American PLC (Metals & Mining)	2,971
11,906	Aon PLC (Insurance)	1,098
8,000	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	122
2,500	Associated British Foods PLC (Food Products)	123
491,064	AstraZeneca PLC (Pharmaceuticals)	33,165
403,539	Auto Trader Group PLC (Internet Software & Services) (a)	2,631
917,414	Aviva PLC (Insurance)	6,963
80,691	Babcock International Group PLC (Commercial Services & Supplies)	1,207
1,366,271	BAE Systems PLC (Aerospace & Defense)	10,058
629,975	Balfour Beatty PLC (Construction & Engineering) (a)	2,509
2,111,650	Barclays PLC (Banks)	6,796
260,000	BCA Marketplace PLC, Registered Shares (Specialty Retail)	662
86,538	Bellway PLC (Household Durables)	3,618
1,005,350	BHP Billiton PLC (Metals & Mining)	11,210
4,687,915	BP PLC (Oil, Gas & Consumable Fuels)	24,358
760,648	British American Tobacco PLC (Tobacco)	42,236
1,009,949	BT Group PLC (Diversified Telecommunication Services)	7,012
3,200	Burberry Group PLC (Textiles, Apparel & Luxury Goods)	56
209,481	Capital Shopping Centres Group PLC (Real Estate Investment Trusts)	979
157,710	Carnival PLC (Hotels, Restaurants & Leisure)	8,983
1,306,728	Centrica PLC (Multi-Utilities)	4,195
321,821	Compass Group PLC (Hotels, Restaurants & Leisure)	5,576
38,740	Croda International PLC (Chemicals)	1,735
60,360	Delphi Automotive PLC (Auto Components)	5,175
169,948	Diageo PLC (Beverages)	4,640
41,435	easyJet PLC (Airlines)	1,063
6,600	Ensco PLC, ADR (Energy Equipment & Services)	102
10,300	Fidessa Group PLC (Software)	304
613,669	G4S PLC (Commercial Services & Supplies)	2,038
1,592,041	GlaxoSmithKline PLC (Pharmaceuticals)	32,148
44,330	Grainger PLC (Real Estate Management & Development)	152
7,268	Greene King PLC (Hotels, Restaurants & Leisure)	99
5,700	Halma PLC (Electronic Equipment, Instruments & Components)	73
25,500	Henderson Group PLC (Capital Markets)	116
107,991	Home Retail Group PLC (Internet & Catalog Retail)	158
96,885	Howden Joinery Group PLC (Specialty Retail)	751
2,123,279	HSBC Holdings PLC (Banks)	16,759

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
843,478	HSBC Holdings PLC (HK) (Banks)	$6,669
89,680	ICAP PLC (Capital Markets)	673
535,716	Imperial Tobacco Group PLC (Tobacco)	28,291
57,459	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	2,239
1,021,112	International Consolidated Airlines Group SA (Airlines)	9,179
1,997,513	ITV PLC (Media)	8,132
886,461	J Sainsbury PLC (Food & Staples Retailing)	3,375
112,915	Johnson Matthey PLC (Chemicals)	4,417
675,987	Legal & General Group PLC (Insurance)	2,667
95,432	Liberty Global PLC, Class – A (Media) (a)	4,042
142,998	Liberty Global PLC, Class – C (Media) (a)	5,830
8,002,907	Lloyds Banking Group PLC (Banks)	8,610
16,555	Marks & Spencer Group PLC (Multiline Retail)	110
52,538	Meggitt PLC (Aerospace & Defense)	290
5,465	Merlin Entertainments PLC (Hotels, Restaurants & Leisure)	37
331,686	Michael Page International PLC (Professional Services)	2,369
29,236	Micro Focus International PLC (Software)	687
28,402	Mondi PLC (Paper & Forest Products)	557
106,004	Moneysupermarket.com Group PLC (Internet Software & Services)	573
406,005	National Grid PLC (Multi-Utilities)	5,599
14,080	Next PLC (Multiline Retail)	1,512
126,444	Ocado Group PLC (Internet & Catalog Retail) (a)	565
579,549	Old Mutual PLC (Insurance)	1,524
371,090	Pearson PLC (Media)	4,011
133,851	Persimmon PLC (Household Durables) (a)	3,992
11,469	Provident Financial PLC (Consumer Finance)	569
42,225	Prudential PLC (Insurance)	951
537,416	Rentokil Initial PLC (Commercial Services & Supplies)	1,261
616,819	Rio Tinto PLC (Metals & Mining)	17,956
757,257	Rolls-Royce Holdings PLC (Aerospace & Defense)	6,413
933,499	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	21,140
772,724	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	17,609
346,484	Royal Mail PLC (Air Freight & Logistics)	2,269
26,403	Severn Trent PLC (Water Utilities)	844
4,400	Shaftesbury PLC (Real Estate Investment Trusts)	59
1,900	Spirax-Sarco Engineering PLC (Machinery)	92
57,900	Sports Direct International (Specialty Retail) (a)	492
512,506	SSE PLC (Electric Utilities)	11,506
354,357	Standard Chartered PLC (Banks)	2,940
213,176	Standard Life PLC (Insurance)	1,221
217,902	Tate & Lyle PLC (Food Products)	1,919
273,618	Taylor Wimpey PLC (Household Durables)	818
421,644	Thomas Cook Group PLC (Hotels, Restaurants & Leisure) (a)	752

Shares	Security Description	Value (000)
	United Kingdom (continued)
21,348	Tullow Oil PLC (Oil, Gas & Consumable Fuels) (a)	$52
75,627	United Utilities Group PLC (Water Utilities)	1,041
9,002,104	Vodafone Group PLC (Wireless Telecommunication Services)	29,188
1,022,512	William Morrison Supermarkets PLC (Food & Staples Retailing)	2,228
390,855	Worldpay Group PLC (IT Services) (a)(c)	1,770

		474,111

	United States — 0.30%
7,544	Allergan PLC (Pharmaceuticals) (a)	2,358
63,826	Cognizant Technology Solutions Corp. (IT Services) (a)	3,830
29,700	Samsonite International SA (Textiles, Apparel & Luxury Goods)	89
5,055	Southern Copper Corp. (Metals & Mining)	132
13,584	WABCO Holdings, Inc. (Machinery) (a)	1,389

		7,798

	Total Common Stocks	2,398,014

	Preferred Stocks — 0.85%
	Brazil — 0.05%
80,120	Banco Bradesco SA – Preferred (Banks)	390
5,300	Braskem SA – Preferred, Class – A (Chemicals)	37
6,600	Centrais Eletricas Brasileiras SA – Preferred, B Shares (Electric Utilities)	17
25,400	Companhia Energetica de Minas Gerais SA – Preferred, ADR (Electric Utilities)	40
6,300	Companhia Energetica de Sao Paulo – Preferred, B Shares (Independent Power and Renewable Electricity Producers)	21
3,400	Companhia Paranaense de Energia-COPEL – Preferred, B Shares (Electric Utilities)	21
29,300	Gerdau SA – Preferred (Metals & Mining)	34
108,936	Itausa – Investimentos Itau SA – Preferred (Banks)	190
16,525	Lojas Americanas SA – Preferred (Multiline Retail)	81
123,700	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels) (a)	210
12,300	Suzano Papel e Celulose SA – Preferred, Class – A (Paper & Forest Products)	58
12,500	Telefonica Brasil SA – Preferred (Diversified Telecommunication Services)	113
58,600	Vale SA – Preferred (Metals & Mining)	152

		1,364

	Chile — 0.00%
8,758	Embotelladora Andina SA – Preferred, B Shares (Beverages)	26
3,264	Sociedad Quimica y Minera de Chile SA – Preferred, B Shares (Chemicals)	61

		87

	Colombia — 0.01%
14,406	Bancolombia SA – Preferred (Banks)	99
111,222	Grupo Aval Acciones y Valores SA – Preferred (Banks)	38

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks (continued)
	Colombia (continued)
3,110	Grupo de Inversiones Suramericana – Preferred (Diversified Financial Services)	$34

		171

	Germany — 0.74%
14,897	Bayerische Motoren Werke AG – Preferred (Automobiles)	1,246
18,226	Henkel AG & Co. KGaA – Preferred (Household Products)	2,034
41,663	Porsche Automobil Holding SE – Preferred (Automobiles)	2,242
93,057	Volkswagen AG – Preferred (Automobiles)	13,433

		18,955

	Russia — 0.01%
52	AK Transneft OAO – Preferred (Oil, Gas & Consumable Fuels)	139
213,400	Surgutneftegas – Preferred (Oil, Gas & Consumable Fuels)	129

		268

	South Korea — 0.04%
289	Amorepacific Corp. – Preferred (Personal Products)	56
1,262	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	112
802	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	70
257	LG Chem Ltd. – Preferred (Chemicals)	54
660	Samsung Electronics Co. Ltd. – Preferred (Technology Hardware, Storage & Peripherals)	611

		903

	Total Preferred Stocks	21,748

	Rights — 0.00%
	Brazil — 0.00%
774	Banco Bradesco SA (Banks) (a)	—
2,627	Banco Bradesco SA Preference (Banks) (a)	2

		2

	Hong Kong — 0.00%
73,000	Gcl-Poly Energy Holdings Ltd. (Semiconductors & Semiconductor Equipment) (a)	—

	South Korea — 0.00%
1,598	BNK Financial Group, Inc., Class – R (Banks) (a)	2

	Total Rights	4

	Contingent Right — 0.00%
	Singapore — 0.00%
33,742	Ascendas Real Estate Investment Trust (Real Estate Investment Trusts) (a)	1

	Total Contingent Right	1

	U.S. Treasury Obligation — 0.00%
$45	U.S. Treasury Bill, 0.03%, 2/25/16 (d)(e)	45

	Total U.S. Treasury Obligation	45

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 0.72%
$18,425	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 1/4/16	$18,425

	Total Time Deposit	18,425

	Mutual Funds — 4.70%
694,000	Dreyfus Treasury Prime Cash Management Fund, 0.00% (f)	694
3,693,000	Federated Treasury Obligations Fund, Institutional Shares, 0.08% (g)	3,693
3,306,878	HC Capital Trust – The Emerging Markets Portfolio	46,263
344,202	iShares MSCI India ETF	9,466
57,982,000	SSgA Treasury Money Market Fund, 0.00% (f)	57,982
2,707,000	SSgA U.S. Government Money Market Fund, 0.00% (f)	2,707

	Total Mutual Funds	120,805

	Repurchase Agreement — 0.46%
$11,859	Jefferies LLC, 0.40%, 1/4/16 (Purchased on 12/31/15, proceeds at maturity $11,859,324 collateralized by U.S. Treasury Obligations, 0.11% – 3.16%, 2/15/16 – 8/15/45 fair value $12,095,973)^^	11,859

	Total Repurchase Agreement	11,859

	Total Investments (cost $2,656,333) — 99.94%	2,570,901
	Other assets in excess of liabilities — 0.06%	1,593

	Net Assets — 100.00%	$2,572,494

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on December 31, 2015 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of December 31, 2015. The total value of securities on loan as of December 31, 2015, was $14,664 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2015.

(a)	Represents non-income producing security.

(b)	These securities have been deemed illiquid by the Specialist Manager and represent 0.01% of the Portfolio.

(c)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(d)	Rate disclosed represents effective yield at purchase.

(e)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(f)	The rate disclosed is the rate in effect on December 31, 2015.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2015 (Unaudited)

(g)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2015.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Capital Guardian Trust Company	Causeway Capital Management LLC	Lazard Asset Management LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	7.73%	59.04%	2.28%	9.59%	10.77%	3.80%	—	—	93.21%
Preferred Stocks	0.08%	0.36%	—	0.30%	—	0.11%	—	—	0.85%
Rights	—	—	—	—	—	0.00%	—	—	0.00%
Contingent Right	—	0.00%	—	—	—	—	—	—	0.00%
U.S. Treasury Obligation	—	—	—	—	—	0.00%	—	—	0.00%
Time Deposit	0.42%	—	0.10%	0.20%	—	—	—	—	0.72%
Mutual Funds	0.01%	0.10%	0.00%	0.05%	0.10%	0.39%	2.25%	1.80%	4.70%
Repurchase Agreement	0.05%	0.21%	0.01%	0.14%	—	0.05%	—	—	0.46%
Other Assets (Liabilities)	-0.09%	0.20%	0.00%	-0.16%	0.03%	-0.05%	0.08%	0.05%	0.06%

Total Net Assets	8.20%	59.91%	2.39%	10.12%	10.90%	4.30%	2.33%	1.85%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2015.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
695	Mini MSCI EAFE Index Future	$59,012	3/18/16	$1,513
9	Mini MSCI Emerging Markets Index Future	354	3/18/16	1

	Net Unrealized Appreciation/(Depreciation)			$1,514

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 77.05%
	Brazil — 5.04%
3,821,600	Ambev SA (Beverages)	$17,248
1,120,500	BB Seguridade Participacoes SA (Insurance)	6,893
1,997,900	BM&FBOVESPA SA (Diversified Financial Services)	5,501
1,344,550	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR (Water Utilities)	6,185
1,148,300	Cia Hering (Specialty Retail)	4,416
1,238,898	Companhia Vale do Rio Doce, ADR (Metals & Mining)	3,159
401,700	CPFL Energia SA (Electric Utilities) (a)	1,542
810,300	Cyrela Brazil Realty SA Empreendimentos (Household Durables)	1,537
3,115,000	Duratex SA (Paper & Forest Products)	4,647
1,587,665	Gerdau SA, ADR (Metals & Mining)	1,905
580,500	Hypermarcas SA (Personal Products) (a)	3,187
1,193,982	Itau Unibanco Holding SA, ADR (Banks)	7,772
401,305	Itau Unibanco Holding SA (Banks)	2,672
4,188,926	Magnesita Refratarios SA (Construction Materials) (a)(b)	3,072
1,262,000	Mills Estruturas e Servicos de Engenharia SA (Trading Companies & Distributors) (a)	849
538,700	Natura Cosmeticos SA (Personal Products)	3,199
1,988,634	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels)^(a)	8,551
655,839	Telefonica Brasil SA, ADR (Diversified Telecommunication Services)	5,922
133,000	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	563

		88,820

	Chile — 1.14%
27,808	Banco de Credito e Inversiones SA (Banks)	1,050
2,522,229	Cencosud SA (Food & Staples Retailing)	5,042
2,846,900	Empresa Nacional de Electricidad SA (Independent Power and Renewable Electricity Producers)	3,534
593,036	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services) (b)	5,313
16,545,744	Enersis SA (Electric Utilities)	3,999
764,500	Vina Concha y Toro SA (Beverages)	1,147

		20,085

	China — 19.89%
22,526,000	Agricultural Bank of China Ltd., H Shares (Banks)	9,167
2,588,500	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	6,919
32,824,100	Bank of China Ltd., H Shares (Banks)	14,566
9,912,000	Bank of Communications Co. Ltd., H Shares (Banks)	6,951
3,295,500	Baoxin Auto Group Ltd. (Specialty Retail)^	2,051
3,144,000	Brilliance China Automotive Holdings Ltd. (Automobiles)	3,932
28,944,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services) (b)	10,827
56,244,350	China Construction Bank Corp., H Shares (Banks)	38,369

Shares	Security Description	Value (000)
	China (continued)
2,879,000	China Everbright Bank Co. Ltd., H Shares (Banks)	$1,394
2,244,000	China Life Insurance Co. Ltd., H Shares (Insurance)	7,204
4,788,500	China Merchants Bank Co. Ltd., H Shares (Banks)	11,209
133,862	China Mobile Ltd., ADR (Wireless Telecommunication Services)	7,540
2,481,500	China Mobile Ltd. (Wireless Telecommunication Services)	27,933
9,933,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	5,965
1,457,500	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	1,794
10,458,000	China Resources Cement Holdings Ltd. (Construction Materials)^	3,195
7,894,143	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	15,273
7,445,000	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	11,626
1,458,800	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)^	4,336
2,742,500	China Zhentong Auto Services Holdings Ltd. (Specialty Retail)	1,259
2,612,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	1,569
15,281,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	15,906
13,639,780	Cosco Pacific Ltd. (Transportation Infrastructure) (b)	14,994
6,294,000	Country Garden Holdings Co. (Real Estate Management & Development)	2,565
1,960,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	6,142
7,201,324	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	6,398
57,591,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	34,523
2,704,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	3,629
4,331,000	Lee & Man Paper Manufacturing Ltd. (Paper & Forest Products)	2,409
12,048,000	Lianhua Supermarket Holdings Ltd., H Shares (Food & Staples Retailing)^(a)(b)	5,226
58,110,737	Parkson Retail Group Ltd. (Multiline Retail) (b)	7,547
7,418,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	4,856
1,616,000	Ping An Insurance Group Co. of China (Insurance)	8,912
6,975,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates) (b)	18,209
1,550,500	Shimao Property Holdings Ltd. (Real Estate Management & Development)	2,733
2,005,000	Soho China Ltd. (Real Estate Management & Development)	968
9,709,000	Weichai Power Co. Ltd. (Machinery)	10,692
16,696,000	West China Cement Ltd. (Construction Materials)	3,434

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
5,573,000	Wumart Stores, Inc., H Shares (Food & Staples Retailing)*^(a)	$4,428
3,230,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	3,859

		350,509

	Colombia — 0.17%
8,455,436	Ecopetrol SA (Oil, Gas & Consumable Fuels)	2,961

	Egypt — 0.25%
923,125	Commercial International Bank Egypt SAE (Banks)	4,491

	Hong Kong — 1.39%
10,006,000	Belle International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	7,487
6,537,337	Evergrande Real Estate Group Ltd. (Real Estate Management & Development)^	5,723
2,038,000	Far East Horizon Ltd. (Diversified Financial Services)	1,888
4,256,000	Franshion Properties China Ltd. (Real Estate Management & Development)	1,450
1,110,800	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)	1,362
1,911,283	NWS Holdings Ltd. (Industrial Conglomerates)	2,853
3,881,000	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	2,475
7,956,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	1,370

		24,608

	Hungary — 0.84%
70,440	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	3,445
276,078	OTP Bank Nyrt PLC (Banks)	5,692
296,830	Richter Gedeon Nyrt (Pharmaceuticals)	5,618

		14,755

	India — 8.50%
35,800	ACC Ltd. (Construction Materials)	734
547,500	Ambuja Cements Ltd. (Construction Materials)	1,674
131,700	Bajaj Auto Ltd. (Automobiles)	5,025
4,973,565	Bank of India (Banks)	8,593
273,500	Bharat Pertoleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	3,674
687,070	Cairn India Ltd. (Oil, Gas & Consumable Fuels)	1,429
8,842,285	Chennai Super Kings Cricket Ltd. (Media) (a)	301
1,043,800	Coal India Ltd. (Oil, Gas & Consumable Fuels)	5,179
242,800	GAIL India Ltd. (Gas Utilities)	1,373
3,058,736	ICICI Bank Ltd. (Banks)	12,081
7,514,705	India Cements Ltd. (Construction Materials) (a)	10,955
301,888	Infosys Ltd. (IT Services)	5,031
1,542,165	ITC Ltd. (Tobacco)	7,626
3,928,513	NMDC Ltd. (Metals & Mining)	5,318

Shares	Security Description	Value (000)
	India (continued)
4,530,313	NTPC Ltd. (Independent Power and Renewable Electricity Producers)	$9,990
1,176,490	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	4,291
186,800	Oil India Ltd. (Oil, Gas & Consumable Fuels)	1,080
1,458,111	Oriental Bank of Commerce (Banks)	3,079
2,473,086	Power Grid Corp. of India Ltd. (Electric Utilities)	5,263
2,120,259	Punjab National Bank (Banks)	3,687
1,224,811	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels) (c) (d)	18,754
1,501,159	Rolta India Ltd. (IT Services)	2,267
228,304	Rural Electrification Corp. Ltd. (Diversified Financial Services)	778
999,100	Sesa Sterlite Ltd. (Metals & Mining)	1,352
3,197,750	State Bank of India (Banks)	10,807
5,802,442	Steel Authority of India Ltd. (Metals & Mining)	4,218
156,024	Tata Consultancy Services Ltd. (IT Services)	5,736
852,200	Tata Power Co. Ltd. (Electric Utilities)	871
91,938	Vedanta Ltd., ADR (Metals & Mining)	511
953,300	Wipro Ltd. (IT Services)	8,035

		149,712

	Indonesia — 1.33%
12,646,100	PT Astra International Tbk (Automobiles)	5,449
5,715,800	PT Bank Rakyat Indonesia Persero Tbk (Banks)	4,693
772,200	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	1,239
4,449,600	PT Indofood Sukses Makmur Tbk (Food Products)	1,657
5,648,000	PT Perusahaan Gas Negara Tbk (Gas Utilities)	1,114
1,554,700	PT Semen Gresik (Persero) Tbk (Construction Materials)	1,274
26,009,350	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	5,827
1,724,700	PT United Tractors Tbk (Machinery)	2,101

		23,354

	Malaysia — 1.64%
1,277,400	AMMB Holdings Berhad (Banks)	1,345
942,887	Berjaya Sports Toto Berhard (Hotels, Restaurants & Leisure)	670
5,315,315	CIMB Group Holdings Berhad (Banks)	5,609
1,724,100	Felda Global Ventures Holdings Berhad (Food Products)	684
4,013,800	IOI Corp. Berhad (Food Products)	4,161
298,700	Lafarge Malayan Cement Berhad (Construction Materials)	618
2,894,514	Malayan Banking Berhad (Banks)	5,658
1,310,400	Maxis Berhad (Wireless Telecommunication Services)	2,072
2,991,600	Sime Darby Berhad (Industrial Conglomerates)	5,380
813,900	UMW Holdings Berhad (Automobiles)	1,490

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Malaysia (continued)
2,695,600	YTL Corp. Berhad (Multi-Utilities)	$984
879,500	YTL Power International Berhad (Multi-Utilities)	303

		28,974

	Mexico — 2.91%
1,736,629	Alpek SA de CV (Chemicals)	2,438
8,998,100	America Movil SAB de CV (Wireless Telecommunication Services)	6,330
716,700	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	5,154
921,600	Compartamos SAB de CV (Consumer Finance)	1,784
2,632,900	Consorcio ARA SAB de CV (Household Durables)	914
1,984,200	Fibra Uno Amdinistracion SA (Real Estate Investment Trusts)	4,375
357,705	Grupo Aeroportuario del Sureste SAB de CV, Class – B (Transportation Infrastructure)	5,064
1,027,206	Grupo Financiero Santander Mexico SAB de CV – Sponsored ADR, Class – B (Banks)	8,906
3,012,445	Grupo Mexico SAB de CV, Series B (Metals & Mining)	6,433
2,692,700	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	6,310
449,905	Telesites SAB (Diversified Telecommunication Services)^(a)	293
186,006	Volaris Aviation Holding Co., ADR (Airlines) (a)	3,192

		51,193

	Peru — 0.32%
58,100	Credicorp Ltd. (Banks)	5,654

	Philippines — 0.60%
2,091,820	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	2,567
1,280,500	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	1,135
3,545,200	Alliance Global Group, Inc. (Industrial Conglomerates)	1,209
6,948,000	DMCI Holdings, Inc. (Industrial Conglomerates)	2,032
84,400	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	3,691

		10,634

	Poland — 1.58%
28,500	Bank Handlowy w Warszawie SA (Banks)	522
115,600	Bank Pekao SA (Banks)	4,230
177,500	Energa SA (Electric Utilities)	572
1,475,693	Powszechna Kasa Oszczednosci Bank Polski SA (Banks) (a)	10,268
1,272,711	Powszechny Zaklad Ubezpieczen SA (Insurance)	10,999
461,400	Synthos SA (Chemicals)	447
484,500	Telekomunikacja Polska SA (Diversified Telecommunication Services)	812

		27,850

Shares	Security Description	Value (000)
	Qatar — 0.50%
50,800	Doha Bank QSC (Banks)	$619
238,055	Industries Qatar QSC (Industrial Conglomerates)	7,241
69,900	The Commercial Bank of Qatar QSC (Banks)	878

		8,738

	Russia — 2.17%
1,783,162	Gazprom OAO, GDR (Oil, Gas & Consumable Fuels) (b)	6,544
206,238	Lukoil PJSC, ADR (Oil, Gas & Consumable Fuels)	6,676
314,719	Lukoil PJSC, ADR (Oil, Gas & Consumable Fuels)	10,224
347,950	MegaFon OAO, GDR (Wireless Telecommunication Services) (c) (d)	4,048
604,914	Rosneft Oil Co. OJSC, Registered Shares, GDR (Oil, Gas & Consumable Fuels) (c) (d)	2,109
1,176,989	Sberbank of Russia, ADR (Banks)	6,905
202,664	Severstal, Registered Shares, GDR (Metals & Mining)	1,693

		38,199

	South Africa — 3.42%
92,300	African Rainbow Minerals Ltd. (Metals & Mining)	260
770,893	Barclays Africa Group Ltd. (Banks)	7,159
195,200	Coronation Fund Managers Ltd. (Capital Markets)	669
249,400	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)^	709
2,149,263	FirstRand Ltd. (Diversified Financial Services)	5,879
1,972,966	Growthpoint Properties Ltd. (Real Estate Investment Trusts)	2,964
423,000	Hyprop Investments Ltd. (Real Estate Investment Trusts)	2,834
786,510	Imperial Holdings Ltd. (Distributors)	6,103
88,443	Liberty Holdings Ltd. (Insurance)	659
1,590,900	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	3,615
949,100	MMI Holdings Ltd. (Insurance)	1,347
508,130	MTN Group Ltd. (Wireless Telecommunication Services)	4,381
528,100	Nampak Ltd. (Containers & Packaging)	850
5,894,906	Redefine Properties Ltd. (Real Estate Investment Trusts)	3,704
450,500	Resilient REIT Ltd. (Real Estate Investment Trusts)	3,355
253,319	Sasol Ltd. (Oil, Gas & Consumable Fuels)	6,846
680,358	Standard Bank Group Ltd. (Banks)	4,992
677,100	Truworths International Ltd. (Specialty Retail)	3,995

		60,321

	South Korea — 13.89%
90,800	Coway Co. Ltd. (Household Durables)	6,467
78,600	Daewoo International Corp. (Trading Companies & Distributors)	1,083
153,300	Daewoo Securities Co. Ltd. (Capital Markets)	1,214

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
111,493	DGB Financial Group, Inc. (Banks)	$950
36,300	Dongbu Insurance Co. Ltd. (Insurance)	2,172
10,440	Doosan Corp. (Industrial Conglomerates)	785
47,090	E-Mart Co. Ltd. (Food & Staples Retailing)	7,558
86,700	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	3,716
64,100	Halla Climate Control Corp. (Auto Components)	2,816
236,389	Hana Financial Group, Inc. (Banks)	4,725
18,600	Hyosung Corp. (Chemicals)	1,840
175,123	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	4,205
51,541	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	1,580
50,959	Hyundai Mobis Co. Ltd. (Auto Components)	10,664
155,864	Hyundai Motor Co. Ltd. (Automobiles)	19,662
215,300	Industrial Bank of Korea (Banks)	2,252
192,700	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	6,291
318,511	KB Financial Group, Inc., ADR (Banks) (a)	8,877
564,531	KB Financial Group, Inc. (Banks)	15,907
33,400	KEPCO Plant Service & Engineering Co. Ltd. (Commercial Services & Supplies)	2,527
202,981	Kia Motors Corp. (Automobiles)	9,053
415,778	Korea Electric Power Corp., ADR (Electric Utilities) (a)	8,802
11,400	Korea Kumho Petrochemical Co. Ltd. (Chemicals)	500
181,700	Korea Life Insurance Co. Ltd. (Insurance)	1,145
243,230	KT Corp., ADR (Diversified Telecommunication Services) (a)	2,897
177,834	KT Corp. (Diversified Telecommunication Services)	4,262
94,964	KT&G Corp. (Tobacco)	8,441
19,543	LG Chem Ltd. (Chemicals)	5,396
520,712	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)	10,787
94,450	LG Electronics, Inc. (Household Durables)	4,295
42,841	Lotte Shopping Co. Ltd. (Multiline Retail)	8,430
25,271	LS Corp. (Electrical Equipment)	859
24,900	LS Industrial Systems Co. Ltd. (Electrical Equipment)	970
67,662	POSCO (Metals & Mining)	9,480
67,298	POSCO, ADR (Metals & Mining)	2,380
28,900	Samsung Card Co. Ltd. (Consumer Finance)	757
35,802	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	38,194
428,758	Shinhan Financial Group Co. Ltd. (Banks)	14,405
16,609	Shinsegae Co. Ltd. (Multiline Retail)	3,232
7,928	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	1,451
492,954	Woori Bank (Banks)	3,688

		244,715

	Taiwan — 8.52%
7,459,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	8,570

Shares	Security Description	Value (000)
	Taiwan (continued)
1,405,971	Asia Cement Corp. (Construction Materials)	$1,170
602,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	4,972
752,000	Casetek Holdings Ltd. (Technology Hardware, Storage & Peripherals)	3,055
2,122,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	3,430
586,920	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,284
8,985,000	China Development Financial Holding Corp. (Banks)	2,242
701,000	China Motor Corp. (Automobiles)	461
2,140,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	6,448
15,260,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	8,541
778,000	CTCI Corp. (Construction & Engineering)	846
1,036,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	2,130
979,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	890
3,085,996	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	4,198
1,000	Grand Pacific Petrochemical Corp. (Chemicals)	—
492,700	Highwealth Construction Corp. (Real Estate Management & Development)	566
3,624,763	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	8,872
874,000	HTC Corp. (Technology Hardware, Storage & Peripherals)	2,065
3,022,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	1,970
362,000	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	732
2,658,779	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	2,565
1,161,962	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	8,790
6,290,477	Mega Financial Holding Co. Ltd. (Banks)	4,056
1,367,740	Nan Ya Printed Circuit Board Corp. (Electronic Equipment, Instruments & Components)	1,388
746,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	2,905
2,076,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	4,516
1,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	2
867,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,710
2,426,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	3,893
2,168,150	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	4,935
542,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,291
449,000	Ruentex Development Co. Ltd. (Real Estate Management & Development)	584
691,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	1,285

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
34,791,969	Shin Kong Financial Holding Co. Ltd. (Insurance)	$7,539
3,855,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	6,089
1,664,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	5,286
1,585,000	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	1,538
2,126,000	Taiwan Cement Corp. (Construction Materials)	1,760
522,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	682
1,096,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	3,329
2,233,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	9,634
91,173	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	2,074
252,000	Transcend Information, Inc. (Semiconductors & Semiconductor Equipment)	655
559,000	U-Ming Marine Transport Corp. (Marine)	451
3,018,633	United Microelectronics Corp., ADR (Semiconductors & Semiconductor Equipment) (b)	5,675
1,012,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,307
698,000	Wan Hai Lines Ltd. (Marine)	385
3,099,878	Wistron Corp. (Technology Hardware, Storage & Peripherals)	1,739
1,765,000	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	1,676

		150,181

	Thailand — 1.66%
488,300	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	2,055
2,590,000	Bangkok Bank Public Co. Ltd. – Foreign Registered Shares (Banks)	11,064
252,800	Bangkok Bank Public Co. Ltd. – NVDR (Banks)	1,067
1,107,000	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	490
927,700	BEC World Public Co. Ltd. (Media)	783
5,442,800	BTS Group Holdings PCL (Road & Rail)	1,374
464,500	Delta Electronics (Thailand) Public Co. Ltd. (Electronic Equipment, Instruments & Components)	982
246,600	Glow Energy Public Co. Ltd. (Independent Power and Renewable Electricity Producers)	504
1,644,700	Krung Thai Bank Public Co. Ltd. – NVDR (Banks)	759
1,195,775	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	1,897
764,842	PTT Global Chemical Public Co. Ltd. (Chemicals)	1,058

Shares	Security Description	Value (000)
	Thailand (continued)
727,600	Siam Commercial Bank Public Co. Ltd. – NVDR (Banks)	$2,401
2,688,400	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	4,902

		29,336

	Turkey — 0.68%
1,233,900	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	1,284
1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class – D (Metals & Mining)	—
280,000	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	1,746
215,200	Tofas Turk Otomobil Fabrikasi A/S (Automobiles)	1,397
442,600	Turk Telekomunikasyon A/S (Diversified Telecommunication Services)	828
1,871,312	Turkiye Halk Bankasi A/S (Banks)	6,653

		11,908

	United Arab Emirates — 0.61%
926,500	Abu Dhabi Commercial Bank PJSC (Banks)	1,653
845,900	Dubai Islamic Bank (Banks)	1,416
3,289,132	Emaar Properties PJSC (Real Estate Management & Development)	5,058
770,200	First Gulf Bank PJSC (Banks)	2,644

		10,771

	Total Common Stocks	1,357,769

	Preferred Stocks — 1.95%
	Brazil — 0.95%
3,116,300	Banco do Estado do Rio Grande do Sul SA – Preferred, B Shares (Banks)	4,618
1,176,212	Companhia Energetica de Minas Gerais SA – Preferred, ADR (Electric Utilities)	1,823
153,100	Companhia Paranaense de Energia-COPEL – Preferred, B Shares (Electric Utilities)	941
2,287,600	Gerdau SA – Preferred (Metals & Mining)	2,690
984,112	Itausa – Investimentos Itau SA – Preferred (Banks)	1,712
2,882,800	Marcopolo SA – Preferred (Machinery)	1,348
346,356	Metalurgica Gerdau SA – Preferred (Metals & Mining)	145
4,187,500	Randon Participacoes SA – Preferred (Machinery) (b)	2,594
104,700	Telefonica Brasil SA – Preferred (Diversified Telecommunication Services)	946

		16,817

	Colombia — 0.06%
2,865,700	Grupo Aval Acciones y Valores SA – Preferred (Banks)	986

	South Korea — 0.94%
62,900	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	5,599
40,300	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	3,525
8,007	Samsung Electronics Co. Ltd. – Preferred (Technology Hardware, Storage & Peripherals)	7,403

		16,527

	Total Preferred Stocks	34,330

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 0.53%
$9,313	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 1/4/16	$9,313

	Total Time Deposit	9,313

	Mutual Funds — 17.85%
7,732,000	Federated Treasury Obligations Fund, Institutional Shares, 0.08% (e)	7,732
2,591,163	iShares MSCI Emerging Markets Index Fund ETF^	83,409
223,331,000	SSgA Treasury Money Market Fund, 0.00% (d)	223,331

	Total Mutual Funds	314,472

	Repurchase Agreement — 1.35%
$23,798	Jefferies LLC, 0.40%, 1/4/16 (Purchased on 12/31/15, proceeds at maturity $23,799,017 collateralized by U.S. Treasury Obligations, 0.11% – 3.16%, 2/15/16 – 8/15/45 fair value $24,273,918)^^	23,798

	Total Repurchase Agreement	23,798

	Total Investments (cost $2,103,933) — 98.73%	1,739,682
	Other assets in excess of liabilities — 1.27%	22,439

	Net Assets — 100.00%	$1,762,121

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on December 31, 2015 and represents a Level 2 security. Refer to Note 2 in the Notes to Financial Statements.

^	All or part of this security was on loan as of December 31, 2015. The total value of securities on loan as of December 31, 2015, was $29,738 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2015.

(a)	Represents non-income producing security.

(b)	These securities have been deemed illiquid by the Specialist Manager and represent 4.05% of the Portfolio.

(c)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(d)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2015.

(e)	The rate disclosed is the rate in effect on December 31, 2015.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (concluded) — December 31, 2015 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Emerging Markets Portfolio	Boston Company Asset Management, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Total
Common Stocks	39.14%	37.91%	—	77.05%
Preferred Stocks	0.80%	1.15%	—	1.95%
Time Deposit	0.53%	—	—	0.53%
Mutual Funds	1.73%	0.17%	15.95%	17.85%
Repurchase Agreement	1.03%	0.32%	—	1.35%
Other Assets (Liabilities)	-1.00%	1.43%	0.84%	1.27%

Total Net Assets	42.23%	40.98%	16.79%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2015.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
5,903	Mini MSCI Emerging Markets Index Future	$232,431	3/18/16	$2,447

	Net Unrealized Appreciation/(Depreciation)			$2,447

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 0.48%
$25	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3	1.27	7/8/19	$25
20	Capital Auto Receivables Asset Trust, Series 2015-1, Class A4	1.86	10/21/19	20
50	Capital One Multi-Asset Execution Trust, Series 2015-A1, Class A1	1.39	1/15/21	50
20	CarMax Auto Owner Trust, Series 2014-2, Class A3	0.98	1/15/19	20
100	Chase Issuance Trust (CHAIT), Series 2014-A7, Class A	1.38	11/15/19	100
100	Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4	1.23	4/24/19	99
20	Fifth Third Auto Trust, Series 2014-3, Class A4	1.47	5/17/21	20
25	Honda Auto Receivables Owner Trust, Series 2014-4, Class A3	0.99	9/17/18	25
20	Mercedes-Benz Auto Lease Trust, Series 2015-A, Class A4	1.21	10/15/20	20
25	Santander Drive Auto Receivables Trust, Series 2014-3, Class C	2.13	8/17/20	25
20	World Omni Auto Receivables Trust, Series 2014-A, Class A3	0.94	4/15/19	20

	Total Asset Backed Securities			424

	Collateralized Mortgage Obligations — 1.82%
50	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.88	2/10/48	48
20	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5	3.14	2/10/48	20
25	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62	7/10/47	26
43	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 (a)	6.14	9/10/17	45
29	Commercial Mortgage Trust, Series 2013-CR8, Class A1	1.02	6/10/46	29
20	Commercial Mortgage Trust, Series 2014-LC15, Class A2	2.84	4/10/47	20
20	Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.93	2/10/47	20
50	Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.18	2/10/48	49
20	Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.35	2/10/48	20
50	Commercial Mortgage Trust, Series 2013-CR8, Class A5 (a)	3.61	6/10/46	51
25	Commercial Mortgage Trust, Series 2014-UBS3, Class A4	3.82	6/10/47	26
30	Commercial Mortgage Trust, Series 2014-CR15, Class A4 (a)	4.07	2/10/47	32
25	Commercial Mortgage Trust, Series 2013-CR11, Class B (a)	5.16	10/10/46	27
66	Fannie Mae-ACES, Series 2013-M14, Class APT (a)	2.50	4/25/23	66
25	Fannie Mae-ACES, Series 2012-M4, Class 1A2	2.98	4/25/22	26
50	Fannie Mae-ACES, Series K043, Class A2	3.06	12/25/24	50
30	Fannie Mae-ACES, Series 2014-M9, Class A2 (a)	3.10	7/25/24	30
44	Fannie Mae-ACES, Series K716, Class A2	3.13	6/25/21	46
26	Fannie Mae-ACES, Series 2014-M3, Class AB2 (a)	3.46	1/25/24	27
23	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class A1	2.08	12/25/19	23
50	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class A2	2.31	8/25/22	49
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87	12/25/21	26
17	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02	2/25/23	18
30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2 (a)	3.06	7/25/23	31
35	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2 (a)	3.31	5/25/23	36
60	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87	4/25/21	64
35	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class A2	4.19	12/25/20	38
45	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A2	4.25	1/25/20	48
20	GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.68	4/10/47	21
25	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24	8/10/46	27
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.64	11/15/47	25
20	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5	3.77	8/15/47	21
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4	3.80	9/15/47	26
50	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	49
30	Mercedes-Benz Auto Receivables Trust, Series 15-1, Class A4 (a)	1.75	12/15/21	30
14	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (a)	5.84	11/12/16	14
6	Morgan Stanley BAML Trust, Series 2013-C9, Class A1	0.83	5/15/46	6
50	Morgan Stanley BAML Trust, Series 2013-C11, Class A2	3.09	8/15/46	51
25	Morgan Stanley BAML Trust, Series 2015-C21, Class ASB	3.15	3/15/48	25
20	Morgan Stanley BAML Trust, Series 2015-C20, Class A4	3.25	2/15/48	20
25	Morgan Stanley BAML Trust, Series 2013-C9, Class AS	3.46	5/15/46	25

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$25	Morgan Stanley BAML Trust, Series 2014-C17, Class A5	3.74	8/15/47	$26
159	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	5.92	7/11/17	164
25	UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB	3.00	5/10/45	25
20	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A2	2.11	5/10/63	20
30	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5	2.85	12/10/45	29
20	WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class A1	2.30	6/15/45	20

	Total Collateralized Mortgage Obligations			1,615

	U.S. Government Agency Mortgages — 27.41%
91	Fannie Mae, Pool #AS2673	2.00	5/1/29	90
70	Fannie Mae, Pool #AS4946	2.50	5/1/30	70
127	Fannie Mae, Pool #MA1277	2.50	12/1/27	129
125	Fannie Mae, Pool #AP4742	2.50	8/1/27	127
77	Fannie Mae, Pool #AU0293	2.50	8/1/28	78
77	Fannie Mae, Pool #AU1660	2.50	7/1/28	78
78	Fannie Mae, Pool #AU6677	2.50	9/1/28	79
127	Fannie Mae, Pool #MA1210	2.50	9/1/49	130
63	Fannie Mae, Pool #AB7391	2.50	12/1/42	61
53	Fannie Mae, Pool #AY1861 (a)	2.72	1/1/45	54
0	Fannie Mae, Pool #AY4200	3.00	5/1/45	0
123	Fannie Mae, Pool #AJ3079	3.00	11/1/26	127
119	Fannie Mae, Pool #AP6493	3.00	9/1/42	119
0	Fannie Mae, Pool #AT2014	3.00	4/1/43	0
83	Fannie Mae, Pool #AT0682	3.00	4/1/43	83
116	Fannie Mae, Pool #AK0006	3.00	1/1/27	120
113	Fannie Mae, Pool #AB7099	3.00	11/1/42	113
21	Fannie Mae, Pool #AO7628	3.00	6/1/27	22
142	Fannie Mae, Pool #AP2465	3.00	8/1/42	143
193	Fannie Mae, Pool #AP6375	3.00	9/1/42	194
92	Fannie Mae, Pool #AB4483	3.00	2/1/27	95
83	Fannie Mae, Pool #AB8897	3.00	4/1/43	83
138	Fannie Mae, Pool #AO0752	3.00	4/1/42	138
25	Fannie Mae, Pool #AX7686	3.00	1/1/45	25
47	Fannie Mae, Pool #MA2230	3.00	4/1/35	48
42	Fannie Mae, Pool #AU3353	3.00	8/1/43	42
48	Fannie Mae, Pool #MA2287	3.00	6/1/35	49
113	Fannie Mae, Pool #MA1307	3.00	1/1/33	116
82	Fannie Mae, Pool #AT2127	3.00	4/1/43	83
93	Fannie Mae, Pool #MA2246	3.00	4/1/30	96
87	Fannie Mae, Pool #AS0302	3.00	8/1/43	87
73	Fannie Mae, Pool #AY2961	3.00	5/1/45	73
68	Fannie Mae, Pool #AU8932	3.00	11/1/28	70
190	Fannie Mae, Pool #AQ7920	3.00	12/1/42	190
141	Fannie Mae, Pool #AQ0546	3.50	11/1/42	146
237	Fannie Mae, Pool #AO8137	3.50	8/1/42	245
156	Fannie Mae, Pool #AB6017	3.50	8/1/42	161
90	Fannie Mae, Pool #AS3133	3.50	8/1/44	93
86	Fannie Mae, Pool #AB2052	3.50	1/1/26	90
49	Fannie Mae, Pool #MA1107	3.50	7/1/32	51
79	Fannie Mae, Pool #MA1059	3.50	5/1/32	82
200	Fannie Mae, Pool #AB4689	3.50	3/1/42	207
49	Fannie Mae, Pool #AY3377	3.50	4/1/45	50
23	Fannie Mae, Pool #AX0159	3.50	9/1/29	24
69	Fannie Mae, Pool #AX9530	3.50	2/1/45	71
141	Fannie Mae, Pool #AP9390	3.50	10/1/42	146

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$39	Fannie Mae, Pool #MA1921	3.50	6/1/34	$40
41	Fannie Mae, Pool #AT2673	3.50	4/1/43	43
24	Fannie Mae, Pool #AJ1886	3.50	3/1/42	24
43	Fannie Mae, Pool #AJ4867	3.50	1/1/42	44
92	Fannie Mae, Pool #AS4771	3.50	4/1/45	95
77	Fannie Mae, Pool #AS4772	3.50	4/1/45	80
25	Fannie Mae, Pool #AS5596	3.50	8/1/45	26
50	Fannie Mae, Pool #AZ0862	3.50	7/1/45	52
90	Fannie Mae, Pool #MA2125	3.50	12/1/44	93
55	Fannie Mae, Pool #AJ8476	3.50	12/1/41	57
23	Fannie Mae, Pool #AX0103	3.50	8/1/29	24
77	Fannie Mae, Pool #MA1980	3.50	8/1/44	80
290	Fannie Mae, Pool #AO2548	3.50	4/1/42	299
146	Fannie Mae, Pool #AL1717	3.50	5/1/27	154
81	Fannie Mae, Pool #AX0841	4.00	9/1/44	86
23	Fannie Mae, Pool #AZ1210	4.00	5/1/45	25
81	Fannie Mae, Pool #AS3293	4.00	9/1/44	85
31	Fannie Mae, Pool #AY9901	4.00	7/1/45	33
40	Fannie Mae, Pool #AJ6153	4.00	11/1/41	42
50	Fannie Mae, Pool #AS3975	4.00	12/1/44	53
137	Fannie Mae, Pool #AJ7689	4.00	12/1/41	145
169	Fannie Mae, Pool #AI8534	4.00	8/1/41	179
114	Fannie Mae, Pool #AJ5303	4.00	11/1/41	121
44	Fannie Mae, Pool #AU8849	4.00	11/1/43	46
86	Fannie Mae, Pool #AS3903	4.00	11/1/44	91
93	Fannie Mae, Pool #AS3467	4.00	10/1/44	98
28	Fannie Mae, Pool #AS3638	4.00	10/1/44	30
84	Fannie Mae, Pool #AS3468	4.00	10/1/44	89
60	Fannie Mae, Pool #AS3452	4.00	9/1/44	64
84	Fannie Mae, Pool #AC7328	4.00	12/1/39	89
76	Fannie Mae, Pool #MA0534	4.00	10/1/30	81
26	Fannie Mae, Pool #AV0606	4.00	11/1/43	28
76	Fannie Mae, Pool #AH5859	4.00	2/1/41	80
131	Fannie Mae, Pool #AH6242	4.00	4/1/26	138
74	Fannie Mae, Pool #AO2959	4.00	5/1/42	78
75	Fannie Mae, Pool #AX7289	4.00	12/1/44	79
112	Fannie Mae, Pool #AI1186	4.00	4/1/41	119
336	Fannie Mae, Pool #190405	4.00	10/1/40	358
22	Fannie Mae, Pool #745278	4.50	6/1/19	22
55	Fannie Mae, Pool #AA9781	4.50	7/1/24	60
26	Fannie Mae, Pool #930998	4.50	4/1/29	28
24	Fannie Mae, Pool #829106	4.50	10/1/20	25
14	Fannie Mae, Pool #735646	4.50	7/1/20	15
27	Fannie Mae, Pool #AI8104	4.50	6/1/41	29
36	Fannie Mae, Pool #AH7521	4.50	3/1/41	38
35	Fannie Mae, Pool #AU9017	4.50	9/1/43	38
82	Fannie Mae, Pool #AS2751	4.50	6/1/44	88
87	Fannie Mae, Pool #AS2337	4.50	5/1/44	94
236	Fannie Mae, Pool #AL1107	4.50	11/1/41	255
82	Fannie Mae, Pool #AI1888	4.50	5/1/41	88
15	Fannie Mae, Pool #MA0481	4.50	8/1/30	16
35	Fannie Mae, Pool #AE4314	4.50	9/1/40	37
214	Fannie Mae, Pool #AE0217	4.50	8/1/40	231
22	Fannie Mae, Pool #AB0339	4.50	1/1/20	23
103	Fannie Mae, Pool #AE0954	4.50	2/1/41	112

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$26	Fannie Mae, Pool #AE0945	5.00	12/1/20	$27
55	Fannie Mae, Pool #725027	5.00	11/1/33	61
51	Fannie Mae, Pool #725238	5.00	3/1/34	57
18	Fannie Mae, Pool #890603	5.00	8/1/41	20
43	Fannie Mae, Pool #AH5988	5.00	3/1/41	47
235	Fannie Mae, Pool #889117	5.00	10/1/35	259
151	Fannie Mae, Pool #890221	5.50	12/1/33	169
38	Fannie Mae, Pool #AD0527	5.50	6/1/39	42
53	Fannie Mae, Pool #959451	6.00	12/1/37	60
116	Fannie Mae, Pool #725228	6.00	3/1/34	133
52	Fannie Mae, Pool #889984	6.50	10/1/38	60
70	Fannie Mae, Pool #AE0442	6.50	1/1/39	80
13	Fannie Mae, Pool #888596	6.50	7/1/37	14
41	Fannie Mae, Pool #AL0583	6.50	10/1/39	47
75	Fannie Mae, 15 YR TBA	3.00	1/25/30	77
200	Fannie Mae, 30 YR TBA	3.00	1/25/46	200
25	Fannie Mae, 30 YR TBA	3.50	2/25/46	26
375	Fannie Mae, 30 YR TBA	3.50	1/25/46	388
67	Freddie Mac, Pool #J25686	2.00	9/1/28	66
53	Freddie Mac, Pool #849138 (a)	2.42	10/1/43	54
47	Freddie Mac, Pool #849578 (a)	2.43	12/1/44	48
78	Freddie Mac, Pool #G18485	2.50	10/1/28	79
215	Freddie Mac, Pool #G18459	2.50	3/1/28	219
41	Freddie Mac, Pool #J24626	2.50	7/1/28	42
78	Freddie Mac, Pool #G18470	2.50	6/1/28	79
77	Freddie Mac, Pool #G18475	2.50	8/1/28	78
23	Freddie Mac, Pool #G07445	2.50	7/1/43	22
93	Freddie Mac, Pool #G08524	3.00	3/1/43	93
42	Freddie Mac, Pool #G18531	3.00	11/1/29	44
78	Freddie Mac, Pool #K90311	3.00	4/1/33	80
200	Freddie Mac, Pool #C09035	3.00	4/1/43	200
59	Freddie Mac, Pool #G15145	3.00	7/1/29	61
171	Freddie Mac, Pool #G08537	3.00	7/1/43	171
100	Freddie Mac, Pool #J25193	3.00	8/1/23	103
69	Freddie Mac, Pool #J15438	3.00	5/1/21	71
58	Freddie Mac, Pool #C91709	3.00	6/1/33	59
80	Freddie Mac, Pool #E09004	3.00	7/1/27	83
43	Freddie Mac, Pool #Q20542	3.00	7/1/43	43
78	Freddie Mac, Pool #C04446	3.00	1/1/43	78
49	Freddie Mac, Pool #J31327	3.00	4/1/30	51
43	Freddie Mac, Pool #Q20138	3.00	7/1/43	43
97	Freddie Mac, Pool #G08635	3.00	4/1/45	97
83	Freddie Mac, Pool #G08525	3.00	5/1/43	83
50	Freddie Mac, Pool #G08680	3.00	12/1/45	50
96	Freddie Mac, Pool #G08631	3.00	3/1/45	96
21	Freddie Mac, Pool #G18518	3.00	7/1/29	22
85	Freddie Mac, Pool #G08528	3.00	4/1/43	85
40	Freddie Mac, Pool #G07283	3.50	7/1/42	41
100	Freddie Mac, Pool #C91456	3.50	6/1/32	104
75	Freddie Mac, Pool #G08681	3.50	12/1/45	77
45	Freddie Mac, Pool #Q17596	3.50	4/1/43	46
99	Freddie Mac, Pool #G08667	3.50	9/1/45	102
40	Freddie Mac, Pool #J30284	3.50	11/1/29	42
80	Freddie Mac, Pool #Q09896	3.50	8/1/42	82
40	Freddie Mac, Pool #J14069	3.50	1/1/26	42

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$71	Freddie Mac, Pool #Q18101	3.50	5/1/43	$73
96	Freddie Mac, Pool #G08554	3.50	10/1/43	99
79	Freddie Mac, Pool #C03759	3.50	2/1/42	82
192	Freddie Mac, Pool #G08636	3.50	4/1/45	197
66	Freddie Mac, Pool #J13919	3.50	12/1/20	69
293	Freddie Mac, Pool #G08495	3.50	6/1/42	303
70	Freddie Mac, Pool #G08567	4.00	1/1/44	74
144	Freddie Mac, Pool #G08601	4.00	8/1/44	152
92	Freddie Mac, Pool #Q27459	4.00	7/1/44	97
47	Freddie Mac, Pool #Q25809	4.00	4/1/44	49
71	Freddie Mac, Pool #Q26974	4.00	7/1/44	75
50	Freddie Mac, Pool #G08563	4.00	1/1/44	53
81	Freddie Mac, Pool #Q24955	4.00	2/1/44	86
90	Freddie Mac, Pool #G08606	4.00	9/1/44	95
0	Freddie Mac, Pool #G14786	4.00	4/1/19	0
41	Freddie Mac, Pool #G11690	4.00	2/1/20	43
19	Freddie Mac, Pool #Q25548	4.00	4/1/44	21
173	Freddie Mac, Pool #A96286	4.00	1/1/41	183
77	Freddie Mac, Pool #G06506	4.00	12/1/40	82
70	Freddie Mac, Pool #G08669	4.00	9/1/45	74
94	Freddie Mac, Pool #G08637	4.00	4/1/45	99
14	Freddie Mac, Pool #J06163	4.00	1/1/20	14
19	Freddie Mac, Pool #J14924	4.00	4/1/26	20
14	Freddie Mac, Pool #J10406	4.50	8/1/24	15
35	Freddie Mac, Pool #C09059	4.50	3/1/44	37
162	Freddie Mac, Pool #A97692	4.50	3/1/41	174
83	Freddie Mac, Pool #A97186	4.50	3/1/41	90
17	Freddie Mac, Pool #A97658	4.50	3/1/41	18
47	Freddie Mac, Pool #Q04294	4.50	11/1/41	51
82	Freddie Mac, Pool #G18303	4.50	3/1/24	88
49	Freddie Mac, Pool #Q03305	4.50	9/1/41	53
17	Freddie Mac, Pool #Q01065	4.50	6/1/41	18
18	Freddie Mac, Pool #C90686	4.50	6/1/23	20
24	Freddie Mac, Pool #Q24817	4.50	2/1/44	26
67	Freddie Mac, Pool #Q22671	4.50	11/1/43	72
81	Freddie Mac, Pool #G01890	4.50	10/1/35	88
42	Freddie Mac, Pool #G08341	5.00	4/1/39	45
38	Freddie Mac, Pool #G04913	5.00	3/1/38	41
49	Freddie Mac, Pool #G04817	5.00	9/1/38	54
49	Freddie Mac, Pool #G01962	5.00	12/1/35	54
53	Freddie Mac, Pool #G05904	5.00	9/1/39	58
84	Freddie Mac, Pool #C01598	5.00	8/1/33	93
78	Freddie Mac, Pool #G04688	5.50	9/1/38	87
227	Freddie Mac, Pool #G01665	5.50	3/1/34	253
24	Freddie Mac, Pool #G30432	5.50	11/1/28	26
7	Freddie Mac, Pool #1G1537 (a)	5.76	2/1/37	7
101	Freddie Mac, Pool #G02794	6.00	5/1/37	114
29	Freddie Mac, Pool #G03616	6.00	12/1/37	33
10	Freddie Mac, Pool #C90989	6.00	9/1/26	11
50	Freddie Mac, Gold 30 YR TBA	3.50	2/15/46	51
375	Freddie Mac, Gold 30 YR TBA	3.50	1/15/44	387
24	Government National Mortgage Association, Pool #MA0712 (a)	2.50	1/20/43	25
23	Government National Mortgage Association, Pool #MA2767 (a)	2.50	4/20/45	24
17	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	17

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$24	Government National Mortgage Association, Pool #777254	2.50	3/15/43	$23
35	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	36
84	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	85
55	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	57
58	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	59
92	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	94
83	Government National Mortgage Association, Pool #MA1447	3.00	11/20/43	84
50	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	51
50	Government National Mortgage Association, Pool #626911	3.00	2/15/45	50
84	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	85
75	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	76
87	Government National Mortgage Association, Pool #AA5897	3.00	12/15/42	89
70	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	71
76	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	77
49	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	50
41	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	41
78	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	79
83	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	84
287	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	292
65	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	68
71	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	75
225	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	236
58	Government National Mortgage Association, Pool #AB9211	3.50	11/15/42	60
125	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	131
23	Government National Mortgage Association, Pool #778157	3.50	3/15/42	24
67	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	70
37	Government National Mortgage Association, Pool #MA1012	3.50	5/20/43	39
33	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	35
71	Government National Mortgage Association, Pool #MA0318	3.50	8/20/42	74
70	Government National Mortgage Association, Pool #MA0154	3.50	6/20/42	73
239	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	250
49	Government National Mortgage Association, Pool #MA2826	3.50	5/20/45	51
62	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	64
18	Government National Mortgage Association, Pool #MA1600	3.50	1/20/44	19
58	Government National Mortgage Association, Pool #MA2223	3.50	9/20/44	60
81	Government National Mortgage Association, Pool #AJ0411	3.50	9/15/44	85
64	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	67
92	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	98
49	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	52
37	Government National Mortgage Association, Pool #770602	4.00	9/15/41	39
52	Government National Mortgage Association, Pool #766495	4.00	10/15/41	56
49	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	52
45	Government National Mortgage Association, Pool #MA2372	4.00	11/20/44	48
78	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	83
128	Government National Mortgage Association, Pool #MA2446	4.00	12/20/44	136
46	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	49
46	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	49
93	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	99
56	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	60
127	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	136
22	Government National Mortgage Association, Pool #MA0023	4.00	4/20/42	24
38	Government National Mortgage Association, Pool #AL7545	4.00	4/15/45	40
15	Government National Mortgage Association, Pool #AD2781	4.00	10/15/43	16
138	Government National Mortgage Association, Pool #005139	4.00	8/20/41	147

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$54	Government National Mortgage Association, Pool #738710	4.00	9/15/41	$57
63	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	67
19	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	20
102	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	111
60	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	65
42	Government National Mortgage Association, Pool #MA2373	4.50	11/20/44	45
81	Government National Mortgage Association, Pool #721760	4.50	8/15/40	88
194	Government National Mortgage Association, Pool #004801	4.50	9/20/40	211
161	Government National Mortgage Association, Pool #737310	4.50	8/15/40	176
22	Government National Mortgage Association, Pool #724216	4.50	8/15/39	24
43	Government National Mortgage Association, Pool #MA1014	4.50	5/20/43	47
38	Government National Mortgage Association, Pool #738906	4.50	10/15/41	41
84	Government National Mortgage Association, Pool #697974	5.00	6/15/40	93
216	Government National Mortgage Association, Pool #004559	5.00	10/20/39	239
64	Government National Mortgage Association, Pool #697946	5.00	3/15/39	70
40	Government National Mortgage Association, Pool #MA0538	5.50	11/20/42	44
64	Government National Mortgage Association, Pool #510835	5.50	2/15/35	72
41	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	45
23	Government National Mortgage Association, Pool #704170	5.50	1/15/39	25
58	Government National Mortgage Association, Pool #781959	6.00	7/15/35	67
42	Government National Mortgage Association, Pool #004222	6.00	8/20/38	47
4	Government National Mortgage Association, Pool #582199	6.50	1/15/32	5
625	Government National Mortgage Association, 30 YR TBA	3.50	1/20/45	652
200	Government National Mortgage Association, 30 YR TBA	3.50	2/15/46	208

	Total U.S. Government Agency Mortgages			24,365

	U.S. Government Agency Securities — 1.56%
25	Fannie Mae	0.88	10/26/17	25
60	Fannie Mae	0.88	5/21/18	59
60	Fannie Mae, Callable 2/23/16 @ 100.00	0.95	8/23/17	60
25	Fannie Mae, Callable 7/28/16 @ 100.00	1.07	7/28/17	25
45	Fannie Mae, Callable 3/27/16 @ 100.00	1.07	9/27/17	45
45	Fannie Mae	1.13	4/27/17	45
30	Fannie Mae	1.25	1/30/17	30
25	Fannie Mae	1.50	6/22/20	25
30	Fannie Mae	1.63	11/27/18	30
25	Fannie Mae	1.88	9/18/18	25
55	Fannie Mae (b)	2.84	10/9/19	51
25	Fannie Mae, Callable 3/1/16 @ 100.00	3.00	3/1/28	24
20	Fannie Mae	5.63	7/15/37	27
20	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	20
20	Fannie Mae	6.25	5/15/29	27
20	Fannie Mae	7.25	5/15/30	30
10	Federal Farm Credit Bank, Callable 1/15/16 @ 100.00	0.54	11/7/16	10
20	Federal Farm Credit Bank	4.88	1/17/17	21
35	Federal Home Loan Bank, Series 1	1.00	6/21/17	35
40	Federal Home Loan Bank	1.63	6/14/19	40
50	Federal Home Loan Bank	1.75	12/14/18	51
25	Federal Home Loan Bank	2.13	3/10/23	25
25	Federal Home Loan Bank	3.63	3/12/21	27
20	Federal Home Loan Bank	4.13	3/13/20	22
70	Federal Home Loan Bank, Series 1069	5.00	11/17/17	74
15	Federal Home Loan Bank	5.63	6/11/21	18
70	Freddie Mac	0.75	1/12/18	68
50	Freddie Mac	1.00	9/29/17	50

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$50	Freddie Mac	1.00	3/8/17	$50
65	Freddie Mac	1.00	7/28/17	65
25	Freddie Mac, Callable 1/30/16 @ 100.00	1.02	4/30/18	25
25	Freddie Mac, Callable 2/28/16 @ 100.00	1.03	11/28/17	25
20	Freddie Mac, Callable 3/12/16 @ 100.00	1.20	6/12/18	20
20	Freddie Mac	1.25	10/2/19	20
25	Freddie Mac	1.38	5/1/20	25
20	Freddie Mac	1.40	8/22/19	20
25	Freddie Mac	1.75	5/30/19	25
65	Freddie Mac	2.38	1/13/22	66
15	Freddie Mac	6.25	7/15/32	21
5	Tennessee Valley Authority	3.50	12/15/42	5
5	Tennessee Valley Authority	5.25	9/15/39	6
20	Tennessee Valley Authority	5.88	4/1/36	26

	Total U.S. Government Agency Securities			1,388

	Corporate Bonds — 34.83%
560	AbbVie, Inc. (Biotechnology)	1.75	11/6/17	560
95	AbbVie, Inc. (Biotechnology)	4.40	11/6/42	89
250	ACE INA Holdings, Inc. (Insurance), Callable 10/3/20 @ 100.00	2.30	11/3/20	248
65	Air Products & Chemicals, Inc. (Chemicals)	2.75	2/3/23	64
625	American Express Co. (Consumer Finance)	7.00	3/19/18	693
340	Ameriprise Financial, Inc. (Capital Markets)	4.00	10/15/23	353
230	Amgen, Inc. (Biotechnology)	2.13	5/15/17	231
160	Amgen, Inc. (Biotechnology), Callable 5/15/41 @ 100.00	5.15	11/15/41	162
100	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/15/25 @ 100.00	3.90	12/15/25	101
50	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 6/15/45 @ 100.00	5.30	12/15/45	52
160	Anheuser-Busch InBev NV (Beverages)	2.50	7/15/22	154
315	Anthem, Inc. (Health Care Providers & Services), Callable 5/15/21 @ 100.00	3.70	8/15/21	323
100	Anthem, Inc. (Health Care Providers & Services)	4.63	5/15/42	94
155	Archer-Daniels-Midland Co. (Food Products)	4.02	4/16/43	149
240	AT&T, Inc. (Diversified Telecommunication Services)	5.35	9/1/40	237
490	AT&T, Inc. (Diversified Telecommunication Services)	5.50	2/1/18	524
80	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	80
25	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	24
708	Bank of America Corp. (Banks)	2.60	1/15/19	710
505	Bank of America Corp., MTN (Banks)	3.30	1/11/23	498
115	Bank of America Corp., Series L, MTN (Banks)	5.65	5/1/18	124
110	Bank One Corp. (Banks)	8.00	4/29/27	142
370	Bear Stearns Co. LLC (Capital Markets)	6.40	10/2/17	399
100	Berkshire Hathaway, Inc. (Diversified Financial Services)	4.40	5/15/42	99
135	Berkshire Hathaway, Inc. (Diversified Financial Services)	5.15	4/1/17	141
290	Bunge Limited Finance Co. (Food Products)	8.50	6/15/19	336
85	Burlington Northern Santa Fe LLC (Road & Rail), Callable 3/1/44 @ 100.00	4.55	9/1/44	82
700	Capital One Bank USA, Series BKNT (Banks), Callable 1/13/19 @ 100.00	2.25	2/13/19	697
205	Capital One Financial Corp. (Consumer Finance)	6.75	9/15/17	220
50	Caterpillar Financial Services Corp., MTN (Consumer Finance)	7.05	10/1/18	57
100	Caterpillar, Inc. (Machinery)	5.20	5/27/41	108
195	Chevron Corp. (Oil, Gas & Consumable Fuels), Callable 10/17/20 @ 100.00	2.42	11/17/20	194
170	Cisco Systems, Inc. (Communications Equipment)	2.13	3/1/19	172
95	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	111
175	Citigroup, Inc. (Banks)	2.65	10/26/20	174
44	Citigroup, Inc. (Banks)	4.95	11/7/43	46
250	Coca-Cola Enterprises, Inc. (Beverages)	3.50	9/15/20	256

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$300	Comcast Corp. (Media)	2.85	1/15/23	$297
285	Comcast Corp. (Media), Callable 2/15/35 @ 100.00	4.40	8/15/35	287
40	Comcast Corp. (Media)	6.45	3/15/37	50
265	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	279
15	Consolidated Edison Co. of New York, Inc., Series 08-B (Multi-Utilities)	6.75	4/1/38	19
230	CSX Corp. (Road & Rail)	6.22	4/30/40	271
185	CVS Health Corp. (Food & Staples Retailing), Callable 2/15/21 @ 100.00	4.13	5/15/21	196
185	CVS Health Corp. (Food & Staples Retailing), Callable 1/20/35 @ 100.00	4.88	7/20/35	191
225	Delphi Corp. (Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	227
175	Delphi Corp. (Auto Components), Callable 2/15/18 @ 103.00	5.00	2/15/23	185
435	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	329
555	Dominion Resources, Inc. (Multi-Utilities)	5.20	8/15/19	605
130	Dominion Resources, Inc. (Multi-Utilities)	6.40	6/15/18	142
100	Duke Energy Carolinas LLC (Electric Utilities)	5.30	2/15/40	115
50	Duke Energy Corp. (Electric Utilities), Callable 1/15/24 @ 100.00	3.75	4/15/24	51
300	Eaton Corp. (Electrical Equipment)	2.75	11/2/22	291
100	Eaton Corp. (Electrical Equipment)	4.15	11/2/42	92
130	Ecolab, Inc. (Chemicals)	4.35	12/8/21	139
25	Ecolab, Inc. (Chemicals)	5.50	12/8/41	27
349	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	282
250	Enterprise Products Partners LP (Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 100.00	2.55	10/15/19	240
20	Enterprise Products Partners LP (Oil, Gas & Consumable Fuels), Callable 12/15/45 @ 100.00	4.90	5/15/46	16
475	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels), Callable 2/6/20 @ 100.00	1.91	3/6/20	470
100	FedEx Corp. (Air Freight & Logistics)	4.90	1/15/34	103
30	FedEx Corp. (Air Freight & Logistics)	8.00	1/15/19	35
330	Fiserv, Inc. (IT Services), Callable 5/1/20 @ 100.00	2.70	6/1/20	327
75	Fiserv, Inc. (IT Services), Callable 3/1/25 @ 100.00	3.85	6/1/25	75
119	General Electric Co. (Industrial Conglomerates)	4.13	10/9/42	116
595	General Motors Co. (Automobiles)	3.50	10/2/18	601
166	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	162
155	GlaxoSmithKline PLC (Pharmaceuticals)	6.38	5/15/38	198
291	Goldman Sachs Group, Inc. (Capital Markets)	2.63	1/31/19	293
270	Goldman Sachs Group, Inc. (Capital Markets)	4.00	3/3/24	277
365	Goldman Sachs Group, Inc. (Capital Markets)	6.15	4/1/18	396
405	International Business Machines Corp. (IT Services)	3.63	2/12/24	417
180	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	189
135	Johnson & Johnson (Pharmaceuticals), Callable 6/5/33 @ 100.00	4.38	12/5/33	149
50	Johnson & Johnson (Pharmaceuticals)	4.85	5/15/41	57
690	JPMorgan Chase & Co. (Banks)	4.25	10/15/20	732
95	Lincoln National Corp. (Insurance)	7.00	6/15/40	119
35	Lockheed Martin Corp. (Aerospace & Defense), Callable 10/23/20 @ 100.00	2.50	11/23/20	35
120	Lockheed Martin Corp. (Aerospace & Defense), Callable 12/1/24 @ 100.00	2.90	3/1/25	115
140	Lockheed Martin Corp. (Aerospace & Defense), Callable 9/1/34 @ 100.00	3.60	3/1/35	125
270	Medtronic, Inc. (Health Care Equipment & Supplies), Callable 1/1/23 @ 100.00	2.75	4/1/23	264
85	Medtronic, Inc. (Health Care Equipment & Supplies), Callable 9/15/43 @ 100.00	4.63	3/15/44	86
50	MetLife, Inc. (Insurance)	4.05	3/1/45	46
385	MetLife, Inc. (Insurance)	7.72	2/15/19	448
50	Microsoft Corp. (Software), Callable 9/3/22 @ 100.00	2.65	11/3/22	50
125	Microsoft Corp. (Software), Callable 5/3/35 @ 100.00	4.20	11/3/35	128
256	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	298
505	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 8/15/23 @ 100.00	3.40	11/15/23	518
540	Nucor Corp. (Metals & Mining), Callable 5/1/23 @ 100.00	4.00	8/1/23	523
25	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	23
85	Oklahoma Gas & Electric Co. (Electric Utilities), Callable 11/15/40 @ 100.00	5.25	5/15/41	95
205	Oracle Corp. (Software)	6.50	4/15/38	257

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$300	Philip Morris International, Inc. (Tobacco)	3.60	11/15/23	$313
200	PNC Financial Services Group, Inc. (Banks) (c)	2.85	11/9/22	198
107	Procter & Gamble Co.(The) (Household Products)	9.36	1/1/21	128
100	Progress Energy, Inc. (Electric Utilities)	6.00	12/1/39	116
110	Prudential Financial, Inc. (Insurance)	6.20	11/15/40	130
50	Puget Energy, Inc. (Multi-Utilities), Callable 4/15/22 @ 100.00	5.63	7/15/22	55
110	Puget Energy, Inc. (Multi-Utilities)	6.00	9/1/21	124
100	Puget Energy, Inc. (Multi-Utilities)	6.50	12/15/20	115
135	Reed Elsevier NV (Media), Callable 7/15/22 @ 100.00	3.13	10/15/22	131
95	Reed Elsevier NV (Media)	8.63	1/15/19	111
210	Roper Industries, Inc. (Industrial Conglomerates)	2.05	10/1/18	209
35	Roper Industries, Inc. (Industrial Conglomerates), Callable 8/15/22 @ 100.00	3.13	11/15/22	34
100	San Diego Gas & Electric Co. (Multi-Utilities), Callable 10/1/41 @ 100.00	4.30	4/1/42	101
335	Southern California Gas Co. (Gas Utilities), Callable 6/15/24 @ 100.00	3.15	9/15/24	334
199	Southwest Airlines Co 2007-1 Trust (Airlines)	6.15	8/1/22	223
225	Southwest Airlines Co. (Airlines), Callable 10/5/20 @ 100.00	2.65	11/5/20	224
380	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	321
160	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	114
45	SunTrust Banks, Inc. (Banks), Callable 10/1/18 @ 100.00	2.35	11/1/18	45
240	SunTrust Banks, Inc. (Banks), Callable 4/1/19 @ 100.00	2.50	5/1/19	241
320	TC Pipelines, LP (Oil, Gas & Consumable Fuels), Callable 12/13/24 @ 100.00	4.38	3/13/25	281
20	Tennessee Valley Authority, Series E (Independent Power and Renewable Electricity Producers)	6.75	11/1/25	26
310	The Dow Chemical Co. (Chemicals), Callable 8/15/22 @ 100.00	3.00	11/15/22	296
205	The Dow Chemical Co. (Chemicals)	8.55	5/15/19	242
120	The Home Depot, Inc. (Specialty Retail)	5.88	12/16/36	146
100	The Interpublic Group of Cos., Inc. (Media)	2.25	11/15/17	100
320	The Kroger Co. (Food & Staples Retailing), Callable 5/1/23 @ 100.00	3.85	8/1/23	331
95	The Travelers Cos., Inc. (Insurance)	6.25	6/15/37	120
215	Time Warner, Inc. (Media)	5.38	10/15/41	220
240	Time Warner, Inc. (Media)	6.88	6/15/18	267
40	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.30	1/12/22	41
95	Twenty-First Century Fox, Inc. (Media)	5.65	8/15/20	106
390	Twenty-First Century Fox, Inc. (Media)	6.20	12/15/34	442
50	Twenty-First Century Fox, Inc. (Media)	6.90	3/1/19	57
135	United Parcel Service, Inc. (Air Freight & Logistics)	6.20	1/15/38	173
140	UnitedHealth Group, Inc. (Health Care Providers & Services)	6.88	2/15/38	183
180	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	181
40	Ventas Realty, LP (Real Estate Investment Trusts), Callable 5/15/22 @ 100.00	3.25	8/15/22	39
65	Ventas Realty, LP (Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50	2/1/25	62
115	Ventas Realty, LP (Real Estate Investment Trusts), Callable 10/15/25 @ 100.00	4.13	1/15/26	115
215	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.15	9/15/23	236
655	Verizon Communications, Inc. (Diversified Telecommunication Services)	6.55	9/15/43	778
160	Viacom, Inc. (Media), Callable 12/15/42 @ 100.00	4.88	6/15/43	128
355	Virginia Electric & Power Co. (Electric Utilities), Callable 12/15/22 @ 100.00	2.75	3/15/23	350
35	Virginia Electric & Power Co. (Electric Utilities), Callable 10/15/21 @ 100.00	2.95	1/15/22	35
630	Wachovia Corp. (Banks)	5.75	2/1/18	680
250	Wal-Mart Stores, Inc. (Food & Staples Retailing)	5.63	4/1/40	297
70	Wal-Mart Stores, Inc. (Food & Staples Retailing)	6.50	8/15/37	90
160	Waste Management, Inc. (Commercial Services & Supplies), Callable 12/1/24 @ 100.00	3.13	3/1/25	156
150	Wells Fargo & Co., MTN (Banks)	2.55	12/7/20	149
165	Wells Fargo & Co. (Banks)	3.00	2/19/25	161
245	Western Gas Partners, LP (Oil, Gas & Consumable Fuels), Callable 3/1/25 @ 100.00	3.95	6/1/25	206

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$250	WestRock Co. (Containers & Packaging)	4.90	3/1/22	$265

	Total Corporate Bonds			30,988

	U.S. Treasury Obligations — 20.47%
17	U.S. Treasury Bond	1.00	8/31/19	17
125	U.S. Treasury Bond	2.50	2/15/45	112
114	U.S. Treasury Bond	2.75	11/15/42	108
73	U.S. Treasury Bond	2.75	8/15/42	70
90	U.S. Treasury Bond	2.88	8/15/45	87
150	U.S. Treasury Bond	2.88	5/15/43	146
110	U.S. Treasury Bond	3.00	11/15/44	109
120	U.S. Treasury Bond	3.00	5/15/45	119
20	U.S. Treasury Bond	3.00	11/15/45	20
14	U.S. Treasury Bond	3.00	5/15/42	14
110	U.S. Treasury Bond	3.13	2/15/43	113
82	U.S. Treasury Bond	3.13	2/15/42	84
110	U.S. Treasury Bond	3.13	5/15/21	117
50	U.S. Treasury Bond	3.13	11/15/41	52
100	U.S. Treasury Bond	3.13	8/15/44	102
120	U.S. Treasury Bond	3.38	5/15/44	129
5	U.S. Treasury Bond	3.50	2/15/39	6
125	U.S. Treasury Bond	3.63	2/15/44	140
120	U.S. Treasury Bond	3.63	8/15/43	135
68	U.S. Treasury Bond	3.75	8/15/41	78
85	U.S. Treasury Bond	3.75	11/15/43	98
70	U.S. Treasury Bond	3.88	8/15/40	82
65	U.S. Treasury Bond	4.25	11/15/40	80
65	U.S. Treasury Bond	4.38	5/15/40	82
40	U.S. Treasury Bond	4.38	5/15/41	50
25	U.S. Treasury Bond	4.38	11/15/39	31
30	U.S. Treasury Bond	4.50	8/15/39	38
20	U.S. Treasury Bond	4.50	2/15/36	26
75	U.S. Treasury Bond	4.63	2/15/40	98
70	U.S. Treasury Bond	4.75	2/15/41	93
20	U.S. Treasury Bond	5.25	2/15/29	26
30	U.S. Treasury Bond	5.25	11/15/28	39
40	U.S. Treasury Bond	5.38	2/15/31	54
35	U.S. Treasury Bond	6.13	11/15/27	48
10	U.S. Treasury Bond	6.25	8/15/23	13
25	U.S. Treasury Bond	6.25	5/15/30	36
40	U.S. Treasury Bond	6.50	11/15/26	56
40	U.S. Treasury Bond	6.75	8/15/26	57
17	U.S. Treasury Bond	7.50	11/15/24	24
15	U.S. Treasury Bond	7.63	2/15/25	22
40	U.S. Treasury Bond	8.00	11/15/21	53
35	U.S. Treasury Bond	8.13	8/15/19	43
85	U.S. Treasury Note	0.50	7/31/17	84
85	U.S. Treasury Note	0.50	3/31/17	85
10	U.S. Treasury Note	0.50	4/30/17	10
85	U.S. Treasury Note	0.50	1/31/17	85
50	U.S. Treasury Note	0.50	2/28/17	50
115	U.S. Treasury Note	0.63	11/30/17	114
75	U.S. Treasury Note	0.63	2/15/17	75
160	U.S. Treasury Note	0.63	8/31/17	158
90	U.S. Treasury Note	0.63	6/30/17	90

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$65	U.S. Treasury Note	0.63	7/31/17	$65
215	U.S. Treasury Note	0.63	5/31/17	213
100	U.S. Treasury Note	0.63	4/30/18	99
70	U.S. Treasury Note	0.63	9/30/17	70
55	U.S. Treasury Note	0.75	1/15/17	55
112	U.S. Treasury Note	0.75	3/15/17	112
68	U.S. Treasury Note	0.75	6/30/17	68
80	U.S. Treasury Note	0.75	2/28/18	79
100	U.S. Treasury Note	0.75	3/31/18	99
78	U.S. Treasury Note	0.75	12/31/17	77
115	U.S. Treasury Note	0.75	10/31/17	114
100	U.S. Treasury Note	0.88	4/15/17	100
41	U.S. Treasury Note	0.88	1/31/18	41
80	U.S. Treasury Note	0.88	11/30/17	80
50	U.S. Treasury Note	0.88	1/31/17	50
75	U.S. Treasury Note	0.88	10/15/17	75
95	U.S. Treasury Note	0.88	5/15/17	95
120	U.S. Treasury Note	0.88	11/15/17	120
80	U.S. Treasury Note	0.88	1/15/18	80
95	U.S. Treasury Note	0.88	7/15/17	95
90	U.S. Treasury Note	0.88	8/15/17	90
90	U.S. Treasury Note	0.88	6/15/17	90
70	U.S. Treasury Note	0.88	2/28/17	70
45	U.S. Treasury Note	0.88	7/31/19	44
135	U.S. Treasury Note	0.88	4/30/17	135
75	U.S. Treasury Note	0.88	10/15/18	74
80	U.S. Treasury Note	1.00	3/15/18	80
30	U.S. Treasury Note	1.00	8/15/18	30
95	U.S. Treasury Note	1.00	9/15/17	95
75	U.S. Treasury Note	1.00	2/15/18	75
50	U.S. Treasury Note	1.00	5/15/18	50
135	U.S. Treasury Note	1.00	3/31/17	135
20	U.S. Treasury Note	1.00	6/30/19	20
70	U.S. Treasury Note	1.00	12/31/17	70
85	U.S. Treasury Note	1.00	11/30/19	83
85	U.S. Treasury Note	1.00	12/15/17	85
50	U.S. Treasury Note	1.00	9/15/18	50
70	U.S. Treasury Note	1.00	9/30/19	69
50	U.S. Treasury Note	1.00	5/31/18	50
5	U.S. Treasury Note	1.13	3/31/20	5
60	U.S. Treasury Note	1.13	4/30/20	59
60	U.S. Treasury Note	1.13	12/31/19	59
50	U.S. Treasury Note	1.13	5/31/19	49
50	U.S. Treasury Note	1.13	6/15/18	50
75	U.S. Treasury Note	1.25	2/29/20	74
100	U.S. Treasury Note	1.25	1/31/20	98
120	U.S. Treasury Note	1.25	10/31/18	120
110	U.S. Treasury Note	1.25	11/30/18	110
65	U.S. Treasury Note	1.25	12/15/18	65
65	U.S. Treasury Note	1.25	1/31/19	65
75	U.S. Treasury Note	1.25	11/15/18	75
50	U.S. Treasury Note	1.25	10/31/19	49
90	U.S. Treasury Note	1.38	2/28/19	90
40	U.S. Treasury Note	1.38	1/31/20	40

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$135	U.S. Treasury Note	1.38	9/30/18	$135
70	U.S. Treasury Note	1.38	7/31/18	70
60	U.S. Treasury Note	1.38	6/30/18	60
51	U.S. Treasury Note	1.38	12/31/18	51
30	U.S. Treasury Note	1.38	5/31/20	30
115	U.S. Treasury Note	1.38	3/31/20	114
105	U.S. Treasury Note	1.38	10/31/20	103
145	U.S. Treasury Note	1.38	9/30/20	143
25	U.S. Treasury Note	1.38	11/30/18	25
110	U.S. Treasury Note	1.38	2/29/20	109
65	U.S. Treasury Note	1.38	4/30/20	64
115	U.S. Treasury Note	1.38	8/31/20	113
101	U.S. Treasury Note	1.50	2/28/19	101
70	U.S. Treasury Note	1.50	1/31/22	68
80	U.S. Treasury Note	1.50	11/30/19	80
110	U.S. Treasury Note	1.50	10/31/19	110
110	U.S. Treasury Note	1.50	12/31/18	111
120	U.S. Treasury Note	1.50	5/31/20	119
120	U.S. Treasury Note	1.50	5/31/19	120
130	U.S. Treasury Note	1.50	8/31/18	131
20	U.S. Treasury Note	1.50	3/31/19	20
130	U.S. Treasury Note	1.63	7/31/20	129
130	U.S. Treasury Note	1.63	6/30/20	129
110	U.S. Treasury Note	1.63	12/31/19	110
45	U.S. Treasury Note	1.63	4/30/19	45
85	U.S. Treasury Note	1.63	6/30/19	85
75	U.S. Treasury Note	1.63	7/31/19	75
120	U.S. Treasury Note	1.63	8/31/19	120
117	U.S. Treasury Note	1.63	11/15/22	114
81	U.S. Treasury Note	1.63	8/15/22	79
80	U.S. Treasury Note	1.63	3/31/19	81
95	U.S. Treasury Note	1.75	4/30/22	93
40	U.S. Treasury Note	1.75	10/31/18	41
95	U.S. Treasury Note	1.75	9/30/22	93
25	U.S. Treasury Note	1.75	5/15/22	25
120	U.S. Treasury Note	1.75	9/30/19	121
124	U.S. Treasury Note	1.75	5/15/23	121
95	U.S. Treasury Note	1.75	2/28/22	94
95	U.S. Treasury Note	1.75	3/31/22	94
95	U.S. Treasury Note	1.75	12/31/20	95
35	U.S. Treasury Note	1.75	10/31/20	35
100	U.S. Treasury Note	1.88	11/30/21	100
95	U.S. Treasury Note	1.88	8/31/22	94
94	U.S. Treasury Note	1.88	6/30/20	95
75	U.S. Treasury Note	1.88	8/31/17	76
55	U.S. Treasury Note	1.88	9/30/17	56
100	U.S. Treasury Note	1.88	5/31/22	99
90	U.S. Treasury Note	1.88	10/31/22	89
100	U.S. Treasury Note	1.88	10/31/17	101
125	U.S. Treasury Note	2.00	8/31/21	126
60	U.S. Treasury Note	2.00	11/30/20	61
165	U.S. Treasury Note	2.00	8/15/25	160
90	U.S. Treasury Note	2.00	11/30/22	90
50	U.S. Treasury Note	2.00	2/15/22	50

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$55	U.S. Treasury Note	2.00	11/15/21	$55
50	U.S. Treasury Note	2.00	7/31/20	51
100	U.S. Treasury Note	2.00	7/31/22	100
40	U.S. Treasury Note	2.00	9/30/20	40
125	U.S. Treasury Note	2.00	5/31/21	126
155	U.S. Treasury Note	2.00	2/15/23	154
150	U.S. Treasury Note	2.00	2/15/25	147
100	U.S. Treasury Note	2.00	10/31/21	100
60	U.S. Treasury Note	2.13	1/31/21	61
65	U.S. Treasury Note	2.13	12/31/21	66
100	U.S. Treasury Note	2.13	9/30/21	101
80	U.S. Treasury Note	2.13	8/31/20	81
10	U.S. Treasury Note	2.13	12/31/22	10
150	U.S. Treasury Note	2.13	8/15/21	152
100	U.S. Treasury Note	2.13	6/30/22	101
135	U.S. Treasury Note	2.13	5/15/25	133
145	U.S. Treasury Note	2.25	11/15/25	145
180	U.S. Treasury Note	2.25	11/15/24	179
80	U.S. Treasury Note	2.25	11/30/17	82
30	U.S. Treasury Note	2.25	7/31/18	31
90	U.S. Treasury Note	2.25	3/31/21	92
115	U.S. Treasury Note	2.25	7/31/21	117
70	U.S. Treasury Note	2.25	4/30/21	71
215	U.S. Treasury Note	2.38	8/15/24	216
25	U.S. Treasury Note	2.38	12/31/20	26
30	U.S. Treasury Note	2.38	6/30/18	31
20	U.S. Treasury Note	2.38	7/31/17	20
85	U.S. Treasury Note	2.50	8/15/23	87
215	U.S. Treasury Note	2.50	5/15/24	219
50	U.S. Treasury Note	2.50	6/30/17	51
65	U.S. Treasury Note	2.63	4/30/18	67
174	U.S. Treasury Note	2.63	11/15/20	180
50	U.S. Treasury Note	2.63	1/31/18	52
115	U.S. Treasury Note	2.63	8/15/20	120
72	U.S. Treasury Note	2.75	12/31/17	74
166	U.S. Treasury Note	2.75	11/15/23	172
50	U.S. Treasury Note	2.75	2/28/18	52
160	U.S. Treasury Note	2.75	2/15/24	166
85	U.S. Treasury Note	2.75	2/15/19	89
99	U.S. Treasury Note	2.75	5/31/17	102
30	U.S. Treasury Note	2.88	3/31/18	31
50	U.S. Treasury Note	3.00	2/28/17	51
111	U.S. Treasury Note	3.13	5/15/19	117
100	U.S. Treasury Note	3.13	1/31/17	102
62	U.S. Treasury Note	3.25	3/31/17	64
121	U.S. Treasury Note	3.38	11/15/19	129
120	U.S. Treasury Note	3.50	5/15/20	129
100	U.S. Treasury Note	3.50	2/15/18	105
140	U.S. Treasury Note	3.63	2/15/20	150
135	U.S. Treasury Note	3.63	2/15/21	147
100	U.S. Treasury Note	3.63	8/15/19	107
90	U.S. Treasury Note	3.75	11/15/18	96
50	U.S. Treasury Note	3.88	5/15/18	53
30	U.S. Treasury Note	4.00	8/15/18	32

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$75	U.S. Treasury Note	4.25	11/15/17	$79
24	U.S. Treasury Note	4.25	5/15/39	30
50	U.S. Treasury Note	4.63	2/15/17	52
70	U.S. Treasury Note	4.75	8/15/17	74
30	U.S. Treasury Note	5.50	8/15/28	40

	Total U.S. Treasury Obligations			18,208

	Yankee Dollars — 6.34%
200	America Movil SAB de CV (Wireless Telecommunication Services)	6.13	3/30/40	220
25	Bank of Nova Scotia (Banks)	1.85	4/14/20	24
25	Bank of Nova Scotia (Banks)	2.13	9/11/19	25
580	BHP Billiton Ltd. (Metals & Mining)	3.85	9/30/23	549
30	BHP Billiton Ltd. (Metals & Mining)	5.00	9/30/43	27
145	British Telecommunications PLC (Diversified Telecommunication Services)	9.63	12/15/30	212
210	Canadian Natural Resources (Oil, Gas & Consumable Fuels)	5.70	5/15/17	214
90	Canadian Natural Resources (Oil, Gas & Consumable Fuels)	5.90	2/1/18	94
100	Canadian Pacific Railway Co. (Road & Rail), Callable 11/1/24 @ 100.00	2.90	2/1/25	94
320	Canadian Pacific Railway Co. (Road & Rail), Callable 12/15/22 @ 100.00	4.45	3/15/23	339
25	Canadian Pacific Railway Co. (Road & Rail)	7.25	5/15/19	29
15	Delphi Automotive PLC (Auto Components), Callable 10/19/20 @ 100.00	3.15	11/19/20	15
210	Deutsche Telekom International Finance (Diversified Financial Services) (a)(c)	8.75	6/15/30	291
120	Diageo Capital PLC (Beverages)	5.88	9/30/36	140
120	HSBC Holdings PLC (Banks)	5.10	4/5/21	133
120	HSBC Holdings PLC (Banks)	6.80	6/1/38	150
105	Iberdrola International BV (Electric Utilities)	5.81	3/15/25	119
165	Iberdrola International BV (Electric Utilities)	6.75	7/15/36	202
125	LyondellBasell Industries NV (Chemicals)	4.00	7/15/23	125
500	LyondellBasell Industries NV (Chemicals), Callable 1/15/19 @ 100.00	5.00	4/15/19	532
195	Orange SA (Diversified Telecommunication Services)	9.00	3/1/31	275
200	Petroleos Mexicanos (Oil, Gas & Consumable Fuels)	5.75	3/1/18	209
175	Petroleos Mexicanos (Oil, Gas & Consumable Fuels)	6.63	6/15/35	156
160	Rio Tinto Finance USA Ltd. (Metals & Mining)	5.20	11/2/40	147
225	Rio Tinto Finance USA PLC (Metals & Mining), Callable 12/22/21 @ 100.00	3.50	3/22/22	212
25	Royal Bank of Canada (Banks)	1.20	9/19/17	25
25	Royal Bank of Canada (Banks)	1.88	2/5/20	25
25	Royal Bank of Canada (Banks)	2.20	9/23/19	25
235	Shell International Finance BV (Diversified Financial Services)	6.38	12/15/38	278
300	Statoil ASA (Oil, Gas & Consumable Fuels)	3.25	11/10/24	294
30	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10	8/17/40	32
120	Telefonica Emisiones (Diversified Telecommunication Services)	7.05	6/20/36	144
175	Telefonica Emisiones SAU (Diversified Telecommunication Services)	6.22	7/3/17	186
100	Vodafone Group PLC (Wireless Telecommunication Services)	6.15	2/27/37	99

	Total Yankee Dollars			5,641

	Time Deposit — 0.06%
53	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	1/4/16	53

	Total Time Deposit			53

	Mutual Funds — 8.52%
6,846,666	SSgA Treasury Money Market Fund (b)	0.00		6,847
729,319	SSgA U.S. Government Money Market Fund (b)			729

	Total Mutual Funds			7,576

	Total Investments Before TBA Sale Commitments (cost $91,451) — 101.49%			90,258
	TBA Sale Commitments (c) — (1.45)%
$(25)	Fannie Mae, 15 YR TBA	3.50	1/25/30	(26)
(65)	Fannie Mae, 15 YR TBA	4.50	1/25/31	(67)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (concluded) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	TBA Sale Commitments (c) (continued)
$(50)	Fannie Mae, 15 YR TBA	2.50	1/25/31	$(50)
(25)	Fannie Mae, 15 YR TBA	2.50	2/25/31	(25)
(50)	Fannie Mae, 30 YR TBA	4.50	2/25/46	(54)
(75)	Fannie Mae, 30 YR TBA	4.50	1/25/46	(81)
(25)	Fannie Mae, 30 YR TBA	2.50	1/25/46	(24)
(75)	Fannie Mae, 30 YR TBA	4.00	1/25/45	(79)
(50)	Freddie Mac, Gold 15 YR TBA	4.50	1/15/31	(52)
(25)	Freddie Mac, Gold 15 YR TBA	2.50	1/15/30	(25)
(50)	Freddie Mac, Gold 15 YR TBA	3.00	1/15/31	(52)
(25)	Freddie Mac, Gold 15 YR TBA	3.50	1/15/30	(26)
(25)	Freddie Mac, Gold 30 YR TBA	5.00	1/15/46	(27)
(75)	Freddie Mac, Gold 30 YR TBA	3.00	1/15/44	(75)
(25)	Freddie Mac, Gold 30 YR TBA	3.00	2/15/46	(25)
(100)	Freddie Mac, Gold 30 YR TBA	5.50	1/15/46	(111)
(75)	Freddie Mac, Gold 30 YR TBA	4.50	1/15/44	(81)
(75)	Freddie Mac, Gold 30 YR TBA	4.00	1/15/46	(79)
(75)	Government National Mortgage Association, 30 YR TBA	3.00	2/20/45	(76)
(25)	Government National Mortgage Association, 30 YR TBA	4.00	1/20/46	(27)
(25)	Government National Mortgage Association, 30 YR TBA	3.50	1/15/46	(26)
(25)	Government National Mortgage Association, 30 YR TBA	3.00	2/15/46	(25)
(25)	Government National Mortgage Association, 30 YR TBA	3.00	2/15/46	(25)
(25)	Government National Mortgage Association, 30 YR TBA	3.50	2/15/46	(26)
(50)	Government National Mortgage Association, 30 YR TBA	5.50	1/15/46	(56)
(25)	Government National Mortgage Association, 30 YR TBA	4.50	2/15/46	(27)
(25)	Government National Mortgage Association, 30 YR TBA	4.50	1/15/46	(27)

	Total TBA Sale Commitments			(1,274)

	Liabilities in excess of other assets — (0.04)%			(33)

	Net Assets — 100.00%			$88,951

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at December 31, 2015.

(b)	The rate disclosed is the rate in effect on December 31, 2015.

(c)

Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Financial Statements.)

MTN — Medium Term Note

TBA — To Be Announced purchase or sale commitment. Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Core Fixed Income Portfolio	Agincourt Capital Management, LLC	Mellon Capital Management Corporation	HC Capital Solutions	Total
Asset Backed Securities	—	0.48%	—	0.48%
Collateralized Mortgage Obligations	—	1.82%	—	1.82%
U.S. Government Agency Mortgages	—	27.41%	—	27.41%
U.S. Government Agency Securities	—	1.56%	—	1.56%
Corporate Bonds	34.81%	0.02%	—	34.83%
U.S. Treasury Obligations	—	20.47%	—	20.47%
Yankee Dollars	6.20%	0.14%	—	6.34%
Time Deposit	—	0.06%	—	0.06%
Mutual Funds	0.82%	0.75%	6.95%	8.52%
TBA Sale Commitments	—	-1.45%	—	-1.45%
Other Assets (Liabilities)	0.48%	-0.50%	-0.02%	-0.04%

Total Net Assets	42.31%	50.76%	6.93%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Security — 0.65%
$4,606	Magnus-Relda Holding Vier GMBH, Series 1A, Class JNR (a)	7.00	10/28/24	$5,090

	Total Asset Backed Security			5,090

	Collateralized Mortgage Obligations — 16.33%
6,000	Banc of America Merrill Lynch Mezzanine Securities Trust, Series 2014-INMZ, Class MZB (a)(b)(c)	8.81	12/15/19	6,000
1,974	BLCP Hotel Trust, Series 2014-CLMZ, Class M (a)(b)	6.06	8/15/29	1,883
6,000	Carefree Portfolio Trust, Series 2014-CMZB, Class MZB (a)(b)(c)	8.05	11/15/29	5,886
4,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class E (a)	3.00	2/10/48	2,428
1,500	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class E (a)(b)	3.21	7/10/47	961
2,700	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class E (a)(b)	4.16	4/10/48	1,878
1,300	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class F (a)(b)	4.16	4/10/48	724
6,000	Commercial Mortgage Trust, Series 2014-CR21, Class F (a)	3.00	12/10/47	3,875
3,409	Commercial Mortgage Trust, Series 2015-CR24, Class E (a)(b)	3.12	8/10/55	2,015
5,500	Commercial Mortgage Trust, Series 2015-LC21, Class E (a)	3.25	7/10/48	3,364
2,900	Commercial Mortgage Trust, Series 2013-CR7, Class G (a)(b)	4.35	3/10/46	2,087
1,800	Commercial Mortgage Trust, Series 2015-CR25, Class F (a)(b)	4.55	8/10/48	919
4,000	Commercial Mortgage Trust, Series 2015-CR25, Class E (a)(b)	4.55	8/10/48	2,681
420	Commercial Mortgage Trust, Series 2013-CR12, Class E (a)(b)	5.08	10/10/46	358
3,900	Connecticut Avenue Securities, Series 14-C02, Class 2M2 (b)	3.02	5/25/24	3,509
2,970	Credit Suisse European Mortgage Capital Trust, Series 2014-1MGN, Class B (a)(b)	7.16	7/20/22	3,195
8,500	Credit Suisse Mortgage Trust, Series 2015-TOWN, Class F (a)(b)	4.83	3/15/17	8,383
4,000	Credit Suisse Mortgage Trust, Series 2015-LHMZ, Class MZ (a)(b)	8.93	7/6/20	3,997
5,000	Credit Suisse Mortgage Trust, Series 2015-Town Mezzanine Securities Trust, Class MZ (a)(b)	9.18	3/1/28	4,950
2,100	DBUBS Mortgage Trust, Series 2011-LC3A, Class G (a)	3.75	8/10/44	1,121
600	Goldman Sachs Mortgage Securities Trust, Series 2013-GC14, Class F (a)(b)	4.77	8/10/46	490
30,014	Goldman Sachs Mortgage Securities Trust, Series 2013-GC13, Class XB (a)(b)	0.58	7/10/46	1,257
700	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class E (a)(b)	3.36	9/15/47	464
4,300	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class E (a)(b)	4.62	8/15/48	2,999
2,900	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBMZ, Class M (a)(b)	6.56	10/15/29	2,799
4,700	Lone Star Portfolio Trust, Series 2015-LSP, Class F (a)(b)	7.10	9/15/28	4,693
4,000	Morgan Stanley BAML Trust, Series 2015-C25, Class E (a)(b)	4.53	10/15/28	2,747
1,110	Morgan Stanley BAMLTrust, Series 2015-C21, Class E (a)	3.01	3/15/48	692
1,800	Morgan Stanley BAML Trust, Series 2015- C25, Class F (a)(b)	4.53	10/15/28	973
5,000	Parklane Trust 2015 B Private	–	10/25/25	4,999
15,000	Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3 (b)	4.92	4/25/28	14,853
15,000	Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class B (b)	9.57	4/25/28	14,682
3,500	Structured Agency Credit Risk Debt Notes, Series 15-HQA2, Class B (b)	10.92	5/25/28	3,509
4,726	UBS – Barclays Commercial Mortgage Trust, Series 2012-C2, Class G (a)(b)	4.89	5/10/63	3,229
8,192	UBS – Barclays Commercial Mortgage Trust, Series 2012-C2, Class H (a)(b)	4.89	5/10/63	3,285
4,800	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E (a)	3.00	5/15/48	2,869
510	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class E (a)	3.50	7/15/46	362
4,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class E (a)(b)	4.61	11/15/48	2,785

	Total Collateralized Mortgage Obligations			127,901

	U.S. Government Agency Mortgage — 0.46%
3,645	Connecticut Avenue Securities, Series 2015-C03, Class 1M2 (a)(b)	0.52	7/25/25	3,626

	Total U.S. Government Agency Mortgage			3,626

	Corporate Bonds — 51.31%
1,719	A Schulman, Inc. (Chemicals), Callable 6/1/18 @ 105.16 (a)	6.88	6/1/23	1,646
1,519	Acadia Healthcare Co., Inc. (Health Care Providers & Services), Callable 7/1/17 @ 103.84	5.13	7/1/22	1,420
1,464	Alcoa, Inc. (Metals & Mining), Callable 7/1/24 @ 100.00	5.13	10/1/24	1,332
2,176	Aleris International, Inc. (Metals & Mining), Callable 2/12/16 @ 103.81	7.63	2/15/18	1,850
360	Aleris International, Inc. (Metals & Mining), Callable 2/12/16 @ 105.91	7.88	11/1/20	274
1,184	Allegion US Holding Co., Inc. (Building Products), Callable 10/1/16 @ 104.31 (a)	5.75	10/1/21	1,199

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$80	Ally Financial, Inc. (Consumer Finance)	5.50	2/15/17	$82
143	Ally Financial, Inc. (Consumer Finance), Callable 10/20/25 @ 100.00	5.75	11/20/25	145
248	Ally Financial, Inc. (Consumer Finance)	7.50	9/15/20	281
2,624	Ally Financial, Inc. (Consumer Finance)	8.00	11/1/31	3,083
800	Ally Financial, Inc. (Consumer Finance)	8.00	3/15/20	912
1,183	Altice US Finance I Corp. (Wireless Telecommunication Services), Callable 7/15/18 @ 104.03 (a)	5.38	7/15/23	1,186
707	AMC Networks, Inc. (Media), Callable 7/15/16 @ 104.00	7.75	7/15/21	742
500	AmerenEnergy Generating Co., Series H (Electric Utilities)^	7.00	4/15/18	335
2,603	American Airlines Pass-Through Trust, Series 2013-2, Class B (Airlines)	5.60	7/15/20	2,648
716	American Airlines Pass-Through Trust, Class B (Airlines)	5.63	1/15/21	725
4,082	American Axle & Manufacturing, Inc. (Auto Components), Callable 3/15/16 @ 105.00	6.25	3/15/21	4,224
276	American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors), Callable 12/15/18 @ 104.31 (a)	5.75	12/15/23	278
3,047	Amsted Industries, Inc. (Machinery), Callable 3/15/18 @ 103.00 (a)	5.00	3/15/22	3,047
369	Amsted Industries, Inc. (Machinery), Callable 9/15/19 @ 102.69 (a)	5.38	9/15/24	362
1,765	Anixter International, Inc. (Electronic Equipment, Instruments & Components)	5.13	10/1/21	1,765
500	Anixter International, Inc. (Electronic Equipment, Instruments & Components) (a)	5.50	3/1/23	503
2,408	ARC Properties Operating Partnership, LP (Capital Markets), Callable 11/6/23 @ 100.00	4.60	2/6/24	2,282
1,729	Audatex North America, Inc. (Software), Callable 6/15/17 @ 103.00 (a)	6.00	6/15/21	1,742
1,630	B&G Foods, Inc. (Food Products), Callable 6/1/16 @ 103.47	4.63	6/1/21	1,614
1,612	Belo Corp. (Media)	7.25	9/15/27	1,636
2,736	Blue Racer Mid LLC/Blue Racer Mid Finance (Oil, Gas & Consumable Fuels), Callable 11/15/17 @ 104.60 (a)	6.13	11/15/22	1,888
1,114	Building Materials Corp. of America (Building Products), Callable 11/15/19 @ 102.39 (a)	5.38	11/15/24	1,111
731	Cable One, Inc. (Media), Callable 6/15/18 @ 102.88 (a)	5.75	6/15/22	727
3,697	Cablevision Systems Corp. (Media)	5.88	9/15/22	3,143
175	Cablevision Systems Corp. (Media)	8.00	4/15/20	171
53	CalAtlantic Group, Inc. (Household Durables), Callable 6/15/21 @ 100.00	6.25	12/15/21	57
5,594	California Resources Corp. (Oil, Gas & Consumable Fuels), Callable 6/15/21 @ 100.00	5.50	9/15/21	1,762
1,875	Calpine Corp. (Independent Power and Renewable Electricity Producers), Callable 1/15/17 @ 103.94 (a)	7.88	1/15/23	1,997
2,425	Cardtronics, Inc. (IT Services), Callable 8/1/17 @ 103.84	5.13	8/1/22	2,340
1,179	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 2/15/18 @ 103.00	5.13	2/15/23	1,180
385	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 3/15/16 @ 104.00	5.25	3/15/21	400
661	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 9/30/17 @ 103.00	5.25	9/30/22	668
2,835	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 5/1/20 @ 102.68 (a)	5.38	5/1/25	2,821
1,005	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 7/15/18 @ 102.88 ^	5.75	1/15/24	1,033
1,935	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 3/1/18 @ 103.00	5.75	9/1/23	1,983
1,307	CCOH Safari LLC (Media), Callable 2/15/21 @ 102.87 (a)	5.75	2/15/26	1,310
753	CDW LLC/CDW Finance (Trading Companies & Distributors), Callable 3/1/18 @ 103.75	5.00	9/1/23	764
187	CDW LLC/CDW Finance (Trading Companies & Distributors), Callable 8/15/17 @ 104.50	6.00	8/15/22	197
3,614	CenturyLink, Inc. (Diversified Telecommunication Services)	5.63	4/1/20	3,573
2,118	CenturyLink, Inc., Series T (Diversified Telecommunication Services)	5.80	3/15/22	1,941
245	CenturyLink, Inc. (Diversified Telecommunication Services)	6.45	6/15/21	239
3,120	Cenveo Corp. (Commercial Services & Supplies), Callable 2/1/19 @ 100.00 (a)	6.00	8/1/19	2,199
1,530	Cenveo Corp. (Commercial Services & Supplies), Callable 2/12/16 @ 105.75^	11.50	5/15/17	1,415
3,168	Cequel Communications Holdings I LLC/Cequel Capital Corp. (Media), Callable 2/12/16 @ 104.78 (a)	6.38	9/15/20	3,097
3,012	Chemours Co. (Chemicals), Callable 5/15/20 @ 103.50 (a)	6.63	5/15/23	2,108

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,506	Chemours Co. (Chemicals), Callable 5/15/20 @ 103.50 (a)	7.00	5/15/25	$1,028
2,752	Chemtura Corp. (Chemicals), Callable 7/15/16 @ 104.00	5.75	7/15/21	2,766
1,009	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/18 @ 104.00	8.00	12/15/22	494
3,659	CHS/Community Health Systems, Inc. (Health Care Providers & Services), Callable 7/15/16 @ 104.00	7.13	7/15/20	3,645
788	Churchill Downs, Inc. (Hotels, Restaurants & Leisure), Callable 12/15/16 @ 104.00 (a)	5.38	12/15/21	790
1,500	Cincinnati Bell, Inc. (Diversified Telecommunication Services), Callable 2/12/16 @ 104.19	8.38	10/15/20	1,534
115	CIT Group, Inc. (Banks)	5.00	5/15/17	118
5,271	CIT Group, Inc. (Banks)	5.00	8/15/22	5,413
1,760	CIT Group, Inc. (Banks) (a)	6.63	4/1/18	1,857
2,580	Citigroup, Inc. (Banks), Callable 11/15/20 @ 100.00 (b)	6.13	12/29/49	2,632
1,331	Clayton Williams Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 2/12/16 @ 103.88^	7.75	4/1/19	1,027
65	Clean Harbors, Inc. (Commercial Services & Supplies), Callable 12/1/16 @ 102.56	5.13	6/1/21	66
40	Clean Harbors, Inc. (Commercial Services & Supplies), Callable 8/1/16 @ 102.63	5.25	8/1/20	41
1,235	Clear Channel Worldwide Holdings, Inc., Series B (Media), Callable 11/15/17 @ 103.00	6.50	11/15/22	1,204
106	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 3/15/19 @ 103.00	6.38	3/15/24	31
710	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 2/12/16 @ 102.83	8.50	12/15/19	355
2,802	CNH Industrial Capital LLC (Machinery)	4.38	11/6/20	2,641
1,418	Commercial Metals Co. (Metals & Mining), Callable 2/15/23 @ 100.00	4.88	5/15/23	1,177
497	Commscope, Inc. (Wireless Telecommunication Services), Callable 6/15/17 @ 102.19	4.38	6/15/20	501
2,239	Commscope, Inc. (Wireless Telecommunication Services), Callable 6/15/17 @ 102.50 (a)	5.00	6/15/21	2,147
1,698	Consol Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 104.41	5.88	4/15/22	1,053
911	Constellation Brands, Inc. (Beverages)	4.75	12/1/25	928
4,094	Cott Beverages, Inc. (Beverages), Callable 7/1/17 @ 104.03	5.38	7/1/22	4,012
343	Cott Beverages, Inc. (Beverages), Callable 1/1/17 @ 103.38	6.75	1/1/20	354
59	Credit Acceptance Corp. (Consumer Finance), Callable 2/15/17 @ 103.06	6.13	2/15/21	58
4,205	Credit Acceptance Corp. (Consumer Finance), Callable 3/15/18 @ 105.53 (a)	7.38	3/15/23	4,183
2,224	Crown Castle International Corp. (Real Estate Investment Trusts)	5.25	1/15/23	2,338
776	CSC Holdings LLC (Media)	6.75	11/15/21	762
1,483	CSC Holdings LLC (Media)	8.63	2/15/19	1,579
2,000	CTR Partnership LP/CareTrust Capital Corp. (Capital Markets), Callable 6/1/17 @ 102.94	5.88	6/1/21	2,018
986	D.R. Horton, Inc. (Household Durables), Callable 12/1/18 @ 100.00	3.75	3/1/19	986
636	D.R. Horton, Inc. (Household Durables), Callable 6/15/22 @ 100.00	4.38	9/15/22	632
90	D.R. Horton, Inc. (Household Durables), Callable 11/15/22 @ 100.00	4.75	2/15/23	92
1,424	Darling Ingredients, Inc. (Food Products), Callable 1/15/17 @ 104.03	5.38	1/15/22	1,403
1,149	DCP Midstream LLC (Oil, Gas & Consumable Fuels) (a)	5.35	3/15/20	988
459	DigitalGlobe, Inc. (Aerospace & Defense), Callable 2/1/17 @ 103.00	5.25	2/1/21	386
1,640	DISH DBS Corp. (Media)	5.13	5/1/20	1,624
1,140	DISH DBS Corp. (Media)	5.88	7/15/22	1,063
1,135	DISH DBS Corp. (Media)	6.75	6/1/21	1,144
1,052	DISH DBS Corp. (Media)	7.88	9/1/19	1,144
750	Dynegy, Inc. (Independent Power and Renewable Electricity Producers), Callable 6/1/18 @ 102.93	5.88	6/1/23	602
61	Dynegy, Inc. (Independent Power and Renewable Electricity Producers), Callable 5/1/17 @ 103.38	6.75	11/1/19	57
145	EchoStar DBS Corp. (Media)	7.13	2/1/16	145
2,300	Envision Healthcare (Health Care Providers & Services) (b)	–	10/28/22	2,284
1,596	Equinix, Inc. (Real Estate Investment Trusts), Callable 4/1/17 @ 102.44	4.88	4/1/20	1,659
1,221	Equinix, Inc. (Real Estate Investment Trusts), Callable 4/1/18 @ 103.00	5.38	4/1/23	1,245
1,500	Exterran Partners LP (Energy Equipment & Services), Callable 4/1/17 @ 103.00	6.00	4/1/21	1,234
263	Family Tree Escrow LLC (Multiline Retail), Callable 3/19/17 @ 102.63 (a)	5.25	3/1/20	272
657	Family Tree Escrow LLC (Multiline Retail), Callable 3/1/18 @ 104.31 (a)	5.75	3/1/23	684

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$3,347	First Cash Financial Services, Inc. (Consumer Finance), Callable 4/1/17 @ 105.06	6.75	4/1/21	$3,280
2,281	Frontier Communications Corp. (Diversified Telecommunication Services), Callable 6/15/21 @ 100.00	6.25	9/15/21	1,933
900	Frontier Communications Corp. (Diversified Telecommunication Services)	7.13	1/15/23	776
5,564	Frontier Communications Corp. (Diversified Telecommunication Services)	8.50	4/15/20	5,577
1,377	Frontier Communications Corp. (Diversified Telecommunication Services), Callable 6/15/22 @ 100.00 (a)	10.50	9/15/22	1,368
3,861	FTS International, Inc. (Energy Equipment & Services), Callable 5/1/17 @ 104.69	6.25	5/1/22	1,081
1,639	FTS International, Inc. (Energy Equipment & Services), Callable 6/15/16 @ 103.00 (a)(b)	8.01	6/15/20	1,115
531	Gannett Co., Inc. (Media), Callable 9/15/17 @ 102.44	4.88	9/15/21	532
210	GCI, Inc. (Diversified Telecommunication Services), Callable 6/1/16 @ 103.00	6.75	6/1/21	213
1,249	General Motors Financial Co. (Consumer Finance)	4.25	5/15/23	1,236
3,461	Genesis Energy, LP (Oil, Gas & Consumable Fuels), Callable 2/15/17 @ 103.00	5.75	2/15/21	2,925
480	Genesis Energy, LP (Oil, Gas & Consumable Fuels), Callable 5/15/18 @ 104.50	6.00	5/15/23	384
1,006	Genesis Energy, LP (Oil, Gas & Consumable Fuels), Callable 8/1/18 @ 103.38	6.75	8/1/22	855
2,655	GenOn Energy, Inc. (Independent Power and Renewable Electricity Producers)	9.50	10/15/18	2,145
3,040	GenOn Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 10/15/20 @ 104.94	9.88	10/15/20	2,250
1,425	GMAC, Inc. (Consumer Finance)	8.00	11/1/31	1,646
2,400	Goldman Sachs Group, Inc., Series M (Capital Markets), Callable 5/10/20 @ 100.00, Perpetual Bond (b)(d)	5.37	12/31/49	2,381
1,595	Harland Clarke Holdings Corp. (Commercial Services & Supplies), Callable 3/1/17 @ 103.00 (a)	6.88	3/1/20	1,324
1,622	Harland Clarke Holdings Corp. (Commercial Services & Supplies), Callable 2/12/16 @ 104.88 (a)	9.75	8/1/18	1,500
4,108	HCA Holdings, Inc. (Health Care Providers & Services), Callable 8/15/25 @ 100.00	5.88	2/15/26	4,124
1,475	HCA, Inc. (Health Care Providers & Services)	5.38	2/1/25	1,457
687	HCA, Inc. (Health Care Providers & Services)	5.88	3/15/22	725
455	HCA, Inc. (Health Care Providers & Services)	6.50	2/15/20	496
4,940	Hornbeck Offshore Services, Inc. (Energy Equipment & Services), Callable 3/1/16 @ 104.00	5.00	3/1/21	3,359
216	Hughes Satellite Systems Corp. (Diversified Telecommunication Services)	6.50	6/15/19	233
1,111	Hughes Satellite Systems Corp. (Diversified Telecommunication Services)	7.63	6/15/21	1,178
954	Huntington Ingalls Industries, Inc. (Aerospace & Defense), Callable 11/15/20 @ 102.50 (a)	5.00	11/15/25	968
3,047	Huntsman International LLC (Chemicals), Callable 8/15/20 @ 100.00^	4.88	11/15/20	2,780
88	Huntsman International Ltd. (Chemicals), Callable 8/15/22 @ 100.00^	5.13	11/15/22	79
2,466	Ingles Markets, Inc. (Food & Staples Retailing), Callable 6/15/18 @ 103.00 (a)	5.75	6/15/23	2,460
1,321	International Lease Finance Corp. (Trading Companies & Distributors)	5.88	8/15/22	1,407
1,055	International Lease Finance Corp. (Trading Companies & Distributors)	5.88	4/1/19	1,118
1,330	International Lease Finance Corp. (Trading Companies & Distributors)	6.25	5/15/19	1,425
90	International Lease Finance Corp. (Trading Companies & Distributors)	8.25	12/15/20	106
1,271	Iron Mountain, Inc. (Real Estate Investment Trusts), Callable 10/1/17 @ 103.00 (a)	6.00	10/1/20	1,341
1,100	J.B. Poindexter & Co., Inc. (Auto Components), Callable 4/1/17 @ 105.00 (a)	9.00	4/1/22	1,150
967	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 2/12/16 @ 105.44 (a)	7.25	6/1/21	960
746	JMC Steel Group, Inc. (Metals & Mining), Callable 2/12/16 @ 104.13 (a)	8.25	3/15/18	494
2,400	JPMorgan Chase & Co. (Banks), Callable 5/1/20 @ 100.00, Perpetual Bond (b)(d)	5.30	12/31/49	2,391
2,827	Kindred Healthcare, Inc. (Health Care Providers & Services), Callable 4/15/17 @ 104.78	6.38	4/15/22	2,346
3,267	KLX, Inc. (Aerospace & Defense), Callable 12/1/17 @ 104.41 (a)	5.88	12/1/22	3,104
1,156	Lamar Media Corp. (Media), Callable 2/1/17 @ 102.94	5.88	2/1/22	1,214
1,872	Lennar Corp. (Household Durables), Callable 2/28/25 @ 100.00	4.75	5/30/25	1,830
316	Lennar Corp. (Household Durables), Callable 8/15/22 @ 100.00 (b)	4.75	11/15/22	313
517	Lennar Corp. (Household Durables), Callable 9/15/23 @ 100.00	4.88	12/15/23	514
1,411	LifePoint Hospitals, Inc. (Health Care Providers & Services), Callable 12/1/16 @ 104.13	5.50	12/1/21	1,436
1,953	Limited Brands, Inc. (Specialty Retail)	5.63	2/15/22	2,075
64	LKQ Corp. (Distributors), Callable 5/15/18 @ 102.38	4.75	5/15/23	60
4,981	Lockheed Martin Corp. (Aerospace & Defense) (a)	7.42	9/15/20	4,968
392	Lynx I Corp. (Media), Callable 4/15/17 @ 103.00 (a)	5.38	4/15/21	405

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,301	M/I Homes, Inc. (Household Durables), Callable 1/15/18 @ 103.37 (a)	6.75	1/15/21	$1,281
4,475	Martin Midstream Partners LP/Martin Midstream Finance Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/17 @ 104.00	7.25	2/15/21	3,937
1,812	Meritage Homes Corp. (Household Durables)	7.15	4/15/20	1,907
2,500	MetLife, Inc., Series C (Insurance), Callable 6/15/20 @ 100.00, Perpetual Bond (b)(d)	5.25	12/31/49	2,544
6,361	MGM Resorts International (Hotels, Restaurants & Leisure)	5.25	3/31/20	6,297
150	MidContinent Express Pipeline LLC (Oil, Gas & Consumable Fuels)	6.70	9/15/19	140
500	MPLX LP (Oil, Gas & Consumable Fuels), Callable 3/1/25 @ 100.00	4.88	6/1/25	448
386	MPLX LP (Oil, Gas & Consumable Fuels), Callable 9/1/24 @ 100.00	4.88	12/1/24	346
3,427	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts), Callable 2/15/17 @ 103.00	6.38	2/15/22	3,496
1,629	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts), Callable 5/1/16 @ 103.00	6.88	5/1/21	1,690
1,843	Multi-Color Corp. (Commercial Services & Supplies), Callable 12/1/17 @ 104.60 (a)	6.13	12/1/22	1,825
5,023	Navient LLC (Consumer Finance)	6.13	3/25/24	4,094
748	NCR Corp. (Technology Hardware, Storage & Peripherals), Callable 2/15/17 @ 102.31	4.63	2/15/21	712
2,776	NCR Corp. (Technology Hardware, Storage & Peripherals), Callable 12/15/17 @ 102.94	5.88	12/15/21	2,735
2,793	Neptune Finance Corp. (Media), Callable 1/15/19 @ 107.59 (a)	10.13	1/15/23	2,912
597	Netflix, Inc. (Internet & Catalog Retail) (a)	5.50	2/15/22	612
1,619	Netflix, Inc. (Internet & Catalog Retail)	5.75	3/1/24	1,664
2,083	Netflix, Inc. (Internet & Catalog Retail) (a)	5.88	2/15/25	2,135
198	Nexstar Broadcasting Group, Inc. (Media), Callable 2/12/16 @ 105.16	6.88	11/15/20	202
3,214	NGL Energy Partners LP/Finance Co. (Oil, Gas & Consumable Fuels), Callable 10/15/16 @ 105.16	6.88	10/15/21	2,411
385	Nielsen Finance LLC/Nielsen Finance Co. (Diversified Financial Services), Callable 10/1/16 @ 102.00 (a)	4.50	10/1/20	391
387	Nielsen Finance LLC/Nielsen Finance Co. (Diversified Financial Services), Callable 4/15/17 @ 104.00 (a)	5.00	4/15/22	382
634	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 7/15/18 @ 103.12	6.25	7/15/22	550
3,157	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 5/15/16 @ 104.00	7.88	5/15/21	2,960
1,825	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 2/12/16 @ 104.13	8.25	9/1/20	1,770
1,534	NuStar Logistics LP (Oil, Gas & Consumable Fuels)	4.80	9/1/20	1,381
370	NuStar Logistics LP (Oil, Gas & Consumable Fuels)	6.75	2/1/21	348
115	Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels), Callable 7/15/17 @ 103.44	6.88	1/15/23	71
3,544	Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels), Callable 9/15/17 @ 103.44^	6.88	3/15/22	2,268
2,469	Orbital ATK, Inc. (Aerospace & Defense), Callable 10/1/16 @ 103.94	5.25	10/1/21	2,481
3,453	Penske Automotive Group (Specialty Retail), Callable 12/1/19 @ 102.69	5.38	12/1/24	3,488
3,609	PHH Corp. (Thrifts & Mortgage Finance), Callable 8/15/17 @ 103.00	6.38	8/15/21	3,284
969	PolyOne Corp. (Chemicals)	5.25	3/15/23	945
4,909	Post Holdings, Inc. (Food Products), Callable 2/15/17 @ 103.69	7.38	2/15/22	5,117
2,030	QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	6.80	3/1/20	1,822
1,144	Quad Graphics, Inc. (Commercial Services & Supplies)	7.00	5/1/22	718
1,503	Quicken Loans, Inc. (Diversified Financial Services), Callable 5/1/20 @ 102.88	5.75	5/1/25	1,432
185	Quintiles Transnational (Pharmaceuticals), Callable 5/15/18 @ 103.66	4.88	5/15/23	186
42	Resolute Forest Products (Paper & Forest Products), Callable 5/15/17 @ 104.41	5.88	5/15/23	31
938	Rose Rock Midstream, LP (Oil, Gas & Consumable Fuels), Callable 7/15/17 @ 104.22	5.63	7/15/22	666
1,550	Rose Rock Midstream, LP (Oil, Gas & Consumable Fuels), Callable 5/15/19 @ 102.81 (a)	5.63	11/15/23	1,101
750	RRI Energy, Inc. (Independent Power and Renewable Electricity Producers)	7.88	6/15/17	653
2,467	Sabine Pass Liquefaction (Oil, Gas & Consumable Fuels), Callable 1/1/22 @ 100.00 (a)	5.63	3/1/25	2,088
35	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels), Callable 11/1/16 @ 103.25	6.50	11/1/20	34
794	Sabre Holdings Corp. (Software), Callable 11/15/18 @ 103.93 (a)	5.25	11/15/23	785
1,482	Sabre Holdings Corp. (Software), Callable 4/15/18 @ 104.03	5.38	4/15/23	1,475
1,147	Sanchez Energy Corp. (Oil, Gas & Consumable Fuels), Callable 7/15/18 @ 103.06^	6.13	1/15/23	619

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$4,252	Select Medical Corp. (Health Care Providers & Services), Callable 6/1/16 @ 105.00	6.38	6/1/21	$3,721
1,521	SemGroup Corp. (Oil, Gas & Consumable Fuels), Callable 6/15/16 @ 106.00	7.50	6/15/21	1,361
57	Service Corp. International (Diversified Consumer Services), Callable 5/15/19 @ 102.69	5.38	5/15/24	59
557	Service Corp. International (Diversified Consumer Services)	8.00	11/15/21	654
421	Shea Homes LP/Funding Corp. (Real Estate Investment Trusts), Callable 6/15/21 @ 100.00 (a)	6.13	4/1/25	433
1,786	Sinclair Television Group, Inc. (Media), Callable 4/1/16 @ 104.00	5.38	4/1/21	1,790
238	Sinclair Television Group, Inc. (Media), Callable 10/1/17 @ 103.00	6.13	10/1/22	243
293	Sinclair Television Group, Inc. (Media), Callable 11/1/16 @ 105.00	6.38	11/1/21	302
1,444	Sirius XM Radio, Inc. (Media), Callable 4/15/20 @ 102.69 (a)	5.38	4/15/25	1,453
733	Sirius XM Radio, Inc. (Media), Callable 8/1/16 @ 104.31 (a)	5.75	8/1/21	757
157	Sirius XM Radio, Inc. (Media), Callable 10/1/16 @ 103.00 (a)	5.88	10/1/20	164
700	Sirius XM Radio, Inc. (Media), Callable 7/15/19 @ 103.00 (a)	6.00	7/15/24	732
2,396	SLM Corp. (Consumer Finance)	5.50	1/15/19	2,240
130	Sonic Automotive, Inc. (Specialty Retail), Callable 7/15/17 @ 103.50	7.00	7/15/22	137
901	Spectrum Brands, Inc. (Household Durables), Callable 7/15/20 @ 102.88 (a)	5.75	7/15/25	924
2,525	Sprint Capital Corp. (Wireless Telecommunication Services)	6.90	5/1/19	2,058
630	Sprint Corp. (Wireless Telecommunication Services), Callable 11/15/24 @ 100.00 (a)	7.63	2/15/25	460
1,396	Sprint Nextel Corp. (Wireless Telecommunication Services)	6.00	11/15/22	1,002
960	Sprint Nextel Corp. (Wireless Telecommunication Services)	7.00	3/1/20	962
590	Sprint Nextel Corp. (Wireless Telecommunication Services)	7.00	8/15/20	456
770	Sprint Nextel Corp. (Wireless Telecommunication Services)	11.50	11/15/21	708
47	Standard Pacific Corp. (Household Durables)	8.38	1/15/21	55
281	Steel Dynamics, Inc. (Metals & Mining), Callable 10/1/17 @ 102.56	5.13	10/1/21	260
461	Steel Dynamics, Inc. (Metals & Mining), Callable 4/15/18 @ 103.00	5.25	4/15/23	421
1,000	Steel Dynamics, Inc. (Metals & Mining), Callable 8/15/17 @ 103.00	6.38	8/15/22	960
2,525	Summit Midstream Holdings LLC (Oil, Gas & Consumable Fuels), Callable 7/1/16 @ 105.63	7.50	7/1/21	2,146
900	Targa Resources Partners LP (Oil, Gas & Consumable Fuels), Callable 2/1/17 @ 103.00	6.38	8/1/22	776
504	Taylor Morrison Communities, Inc. (Real Estate Management & Development), Callable 4/15/16 @ 103.94 (a)	5.25	4/15/21	504
1,116	Taylor Morrison Communities, Inc. (Real Estate Management & Development), Callable 1/15/23 @ 100.00 (a)	5.88	4/15/23	1,102
3,123	Tenet Healthcare Corp. (Health Care Providers & Services)	4.50	4/1/21	3,045
267	Tenet Healthcare Corp. (Health Care Providers & Services)	4.75	6/1/20	268
3,531	Tenet Healthcare Corp. (Health Care Providers & Services)	6.00	10/1/20	3,716
1,510	Tesoro Logistics LP/Tesoro Logistics Corp. (Oil, Gas & Consumable Fuels), Callable 10/1/16 @ 103.00	5.88	10/1/20	1,442
75	Tesoro Logistics LP/Tesoro Logistics Corp. (Oil, Gas & Consumable Fuels), Callable 10/15/16 @ 104.59	6.13	10/15/21	71
119	Tesoro Logistics LP/Tesoro Logistics Corp. (Oil, Gas & Consumable Fuels), Callable 10/15/18 @ 103.13 (a)	6.25	10/15/22	113
1,949	The ADT Corp. (Commercial Services & Supplies)	3.50	7/15/22	1,744
1,703	The ADT Corp. (Commercial Services & Supplies)^	6.25	10/15/21	1,779
7	The AES Corp. (Independent Power and Renewable Electricity Producers), Callable 3/15/19 @ 102.75 (b)	3.41	6/1/19	6
61	The AES Corp. (Independent Power and Renewable Electricity Producers), Callable 4/15/20 @ 102.75	5.50	4/15/25	54
4,400	The AES Corp. (Independent Power and Renewable Electricity Producers), Callable 6/1/21 @ 100.00	7.38	7/1/21	4,487
250	The AES Corp. (Independent Power and Renewable Electricity Producers)^	8.00	6/1/20	275
2,196	The Goodyear Tire & Rubber Co. (Auto Components), Callable 3/1/16 @ 104.88	6.50	3/1/21	2,309
3,300	The Goodyear Tire & Rubber Co. (Auto Components)	8.75	8/15/20	3,919
1,008	The Men’s Wearhouse, Inc. (Specialty Retail), Callable 7/1/17 @ 105.25	7.00	7/1/22	716
1,582	The Ryland Group, Inc. (Household Durables)	5.38	10/1/22	1,590
713	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 9/1/18 @ 103.00	6.00	3/1/23	722

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$692	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 1/15/18 @ 103.00	6.13	1/15/22	$711
2,633	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/1/17 @ 103.00	6.25	4/1/21	2,718
1,916	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 1/15/21 @ 103.25	6.50	1/15/26	1,934
600	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 1/15/19 @ 103.25	6.50	1/15/24	612
2,081	Toll Brothers Finance Corp. (Household Durables)	5.88	2/15/22	2,184
1,000	Toll Holdings, Inc. (Household Durables), Callable 1/15/23 @ 100.00	4.38	4/15/23	970
2,917	TreeHouse Foods, Inc. (Food Products), Callable 3/15/17 @ 103.65	4.88	3/15/22	2,778
2,894	Unit Corp. (Energy Equipment & Services), Callable 5/15/16 @ 103.31	6.63	5/15/21	2,084
916	United Airlines Pass Through Trust, Class B (Airlines)	4.63	9/3/22	914
600	United Rentals Inc. (Commercial Services & Supplies), Callable 5/15/19 @ 102.87	5.75	11/15/24	594
418	United Rentals NA, Inc. (Trading Companies & Distributors), Callable 7/15/18 @ 103.47	4.63	7/15/23	417
1,520	United Rentals NA, Inc. (Trading Companies & Distributors), Callable 4/15/17 @ 104.00	7.63	4/15/22	1,625
3,325	Universal Hospital Services, Inc. (Health Care Providers & Services), Callable 2/12/16 @ 105.72	7.63	8/15/20	3,121
3,428	Univision Communications, Inc. (Media), Callable 9/15/17 @ 103.38 (a)	6.75	9/15/22	3,553
5,729	URS Corp. (Construction & Engineering), Callable 1/1/22 @ 100.00	5.00	4/1/22	5,378
2,223	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals), Callable 10/15/16 @ 103.00 (a)	6.38	10/15/20	2,145
500	VEREIT, Inc. (Real Estate Investment Trusts), Callable 1/6/19 @ 100.00	3.00	2/6/19	481
2,784	ViaSat, Inc. (Communications Equipment), Callable 6/15/16 @ 103.00	6.88	6/15/20	2,888
1,914	Vista Outdoor, Inc. (Leisure Products), Callable 10/1/18 @ 104.40 (a)	5.88	10/1/23	1,962
3,010	Vulcan Materials Co. (Construction Materials)	7.50	6/15/21	3,507
1,957	West Corp. (Commercial Services & Supplies), Callable 7/15/17 @ 104.00	5.38	7/15/22	1,688
2,210	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/18 @ 100.00	5.00	3/15/19	1,669
3,781	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/20 @ 100.00	5.75	3/15/21	2,756
600	Windstream Corp. (Diversified Telecommunication Services), Callable 2/12/16 @ 103.88^	7.75	10/15/20	506
2,723	Windstream Corp. (Diversified Telecommunication Services)	7.88	11/1/17	2,786
2,007	ZF North America Capital (Auto Components) (a)	4.50	4/29/22	1,962
1,596	ZF North America Capital (Auto Components)	4.75	4/29/25	1,520

	Total Corporate Bonds			401,863

	Yankee Dollars — 11.70%
1,429	1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure), Callable 10/1/17 @ 102.31 (a)	4.63	1/15/22	1,433
1,882	AerCap Ireland Capital Ltd. (Trading Companies & Distributors)	3.75	5/15/19	1,880
2,294	AerCap Ireland Capital Ltd. (Trading Companies & Distributors)	4.50	5/15/21	2,331
298	AerCap Ireland Capital Ltd. (Trading Companies & Distributors)	5.00	10/1/21	307
28	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Trading Companies & Distributors)	4.63	7/1/22	28
1,225	Aircastle Ltd. (Trading Companies & Distributors)	5.50	2/15/22	1,259
865	Aircastle Ltd. (Trading Companies & Distributors)	7.63	4/15/20	973
1,940	Albea Beauty Holdings SA (Containers & Packaging), Callable 2/12/16 @ 106.28 (a)	8.38	11/1/19	2,018
4,700	Altice Financing SA (Consumer Finance), Callable 4/1/16 @ 103.75 (a)	6.63	2/15/23	4,641
2,973	ArcelorMittal (Metals & Mining)	6.00	8/5/20	2,375
100	ArcelorMittal (Metals & Mining)	6.13	6/1/18	92
1,506	ArcelorMittal (Metals & Mining)^	7.00	2/25/22	1,212
1,235	Barry Callebaut Services NV (Food Products) (a)	5.50	6/15/23	1,296
130	Bombardier, Inc. (Aerospace & Defense) (a)	6.13	1/15/23	90
840	Bombardier, Inc. (Aerospace & Defense), Callable 3/15/20 @ 103.75 (a)	7.50	3/15/25	588
358	Cascades, Inc. (Containers & Packaging), Callable 7/15/17 @ 104.13 (a)	5.50	7/15/22	347
1,800	Cascades, Inc. (Containers & Packaging), Callable 7/15/18 @ 104.31 (a)	5.75	7/15/23	1,728
3,323	Cimpress NV (Internet Software & Services), Callable 4/1/18 @ 105.25	7.00	4/1/22	3,190
1,758	Cogeco Cable, Inc. (Media), Callable 5/1/16 @ 104.00 (a)	4.88	5/1/20	1,754
4,602	Drill Rigs Holdings, Inc. (Energy Equipment & Services), Callable 2/12/16 @ 103.25^ (a)	6.50	10/1/17	2,703
125	FMG Resources (August 2006) Pty Ltd. (Metals & Mining), Callable 3/1/18 @ 109.75^ (a)	9.75	3/1/22	114
2,596	Gibson Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 7/15/16 @ 105.00 (a)	6.75	7/15/21	2,486
3,663	HudBay Minerals, Inc. (Metals & Mining), Callable 10/1/16 @ 105.00	9.50	10/1/20	2,683
871	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 8/1/18 @ 102.75	5.50	8/1/23	684

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$2,546	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 2/12/16 @ 103.63	7.25	10/15/20	$2,215
2,229	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 4/1/16 @ 103.75	7.50	4/1/21	1,939
2,646	Intelsat Luxembourg SA (Wireless Telecommunication Services), Callable 2/12/16 @ 103.63	7.25	4/1/19	2,428
3,440	Intergen NV (Electric Utilities), Callable 6/30/18 @ 103.50 (a)	7.00	6/30/23	2,726
1,126	International Game Technology (Hotels, Restaurants & Leisure), Callable 11/15/19 @ 100.00	5.63	2/15/20	1,109
644	International Game Technology (Hotels, Restaurants & Leisure), Callable 8/15/21 @ 100.00	6.25	2/15/22	602
1,259	Lundin Mining Corp. (Metals & Mining), Callable 11/1/17 @ 103.75 (a)	7.50	11/1/20	1,180
905	Lundin Mining Corp. (Metals & Mining), Callable 11/1/18 @ 103.94 (a)	7.88	11/1/22	833
796	Mallinckrodt International Finance SA (Pharmaceuticals), Callable 4/15/20 @ 102.75 (a)	5.50	4/15/25	732
1,502	Mallinckrodt International Finance SA (Pharmaceuticals), Callable 10/15/18 @ 104.22 (a)	5.63	10/15/23	1,427
4,191	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 7/30/17 @ 103.00 (a)	6.38	1/30/23	2,871
751	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 2/12/16 @ 104.88 (a)	6.50	3/15/21	526
3,573	Navios Maritime Holdings, Inc. (Marine), Callable 1/15/17 @ 106.00 (a)	7.38	1/15/22	1,787
1,547	NCL Corp. Ltd. (Hotels, Restaurants & Leisure), Callable 11/15/17 @ 102.31 (a)	4.63	11/15/20	1,515
1,093	NCL Corp. Ltd. (Hotels, Restaurants & Leisure), Callable 11/15/16 @ 102.63 (a)	5.25	11/15/19	1,109
1,279	Norbord, Inc. (Paper & Forest Products) (a)	5.38	12/1/20	1,279
176	Norbord, Inc. (Paper & Forest Products)	6.25	4/15/23	172
995	Novelis, Inc. (Metals & Mining), Callable 2/12/16 @ 102.09	8.38	12/15/17	968
2,401	NXP BV/NXP Funding LLC (Semiconductors & Semiconductor Equipment) (a)	4.13	6/15/20	2,401
2,467	Quebecor Media, Inc. (Media)	5.75	1/15/23	2,485
1,672	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	5.25	11/15/22	1,714
1,782	SoftBank Corp. (Wireless Telecommunication Services) (a)	4.50	4/15/20	1,773
2,158	Stena AB (Marine) (a)	7.00	2/1/24	1,834
1,000	Teekay Corp. (Oil, Gas & Consumable Fuels)	8.50	1/15/20	675
2,402	Telecom Italia SpA (Diversified Telecommunication Services)	7.18	6/18/19	2,647
220	The Nielsen Co. (Luxembourg) Sarl (Diversified Financial Services), Callable 10/1/16 @ 104.00	5.50	10/1/21	226
3,751	Tullow Oil PLC (Oil, Gas & Consumable Fuels), Callable 11/1/16 @ 103.00	6.00	11/1/20	2,608
1,623	Tullow Oil PLC (Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 105.00	6.25	4/15/22	1,087
2,310	Ultra Petroleum Corp. (Oil, Gas & Consumable Fuels), Callable 2/12/16 @ 102.88 (a)	5.75	12/15/18	554
874	UPCB Finance IV Ltd. (Media) (a)	5.38	1/15/25	824
2,889	UPCB Finance V Ltd. (Media), Callable 11/15/16 @ 103.63 (a)	7.25	11/15/21	3,069
922	UPCB Finance VI Ltd. (Media), Callable 1/15/17 @ 103.44	6.88	1/15/22	975
761	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals), Callable 3/1/18 @ 102.75 (a)	5.50	3/1/23	670
2,700	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals), Callable 2/12/16 @ 105.06 (a)	6.75	8/15/18	2,675
668	Videotron Ltee (Media) (a)	5.00	7/15/22	668
1,995	VPII Escrow Corp. (Pharmaceuticals), Callable 7/15/16 @ 105.25 (a)	7.50	7/15/21	1,990
1,264	VRX Escrow Corp. (Pharmaceuticals), Callable 4/15/20 @ 103.06 (a)	6.13	4/15/25	1,128

	Total Yankee Dollars			91,633

	Preferred Stock — 0.02%
7,070	GMAC Capital Trust I, Series 2 (Consumer Finance) Callable 2/15/16 @ 25.00			179

	Total Preferred Stock			179

	Time Deposit — 1.14%
$8,915	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	1/4/16	8,915

	Total Time Deposit			8,915

	Mutual Funds — 16.44%
440,900	BlackRock Corporate High Yield Fund, Inc.			4,312
1,382,677	BlackRock Debt Strategies Fund, Inc.			4,660

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Mutual Funds (continued)
684,714	Credit Suisse Asset Management Income Fund, Inc.			$1,904
282,052	Deutsche High Income Opportunities Fund, Inc.			3,684
233,399	Deutsche High Income Trust			1,856
2,729,113	Federated Treasury Obligations Fund, Institutional Shares (b)	0.00		2,729
306,898	First Trust High Income Long/Short Fund			4,321
535,779	iShares Iboxx $ High Yield Corporate Bond Fund			43,173
194,526	Ivy High Income Opportunity Fund			2,408
267,646	MFS Intermediate High Income Fund			621
390,589	Neuberger Berman High Yield Strategies Fund, Inc.			3,941
541,547	New America High Income Fund, Inc.			4,148
38,986,464	SSgA Treasury Money Market Fund (e)	0.00		38,986
3,023,121	SSgA U.S. Government Money Market Fund (e)	0.00		3,023
429,009	Wells Fargo Advantage Income Opportunities Fund			3,196
788,723	Western Asset High Income Opportunity Fund, Inc.			3,699
457,798	Western Asset Managed High Income Fund, Inc.			2,069

	Total Mutual Funds			128,730

	Repurchase Agreement — 1.07%
$8,400	Jefferies LLC (Purchased on 12/31/15, proceeds at maturity $8,400,495 collateralized by U.S. Treasury Obligations, 0.11% – 3.16%, 2/15/16 – 8/15/45 fair value $8,568,124)^^	0.40	1/4/16	8,400

	Total Repurchase Agreement			8,400

	Total Investments (cost $830,360) — 99.12%			776,337
	Other assets in excess of liabilities — 0.88%			6,864

	Net Assets — 100.00%			$783,201

^	All or part of this security was on loan as of December 31, 2015. The total value of securities on loan as of December 31, 2015, was $10,788 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2015.

(a)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(b)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2015.

(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at December 31, 2015.

(d)	A perpetual bond is one with no maturity date that pays a fixed interest rate until the bond insurance is terminated.

(e)	The rate disclosed is the rate in effect on December 31, 2015.

ULC — Unlimited Liability Co.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) — December 31, 2015 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Fixed Income Opportunity Portfolio	City of London Investment Management Company	Fort Washington Investment Advisors, Inc.	Parametric Portfolio Associates, LLC	Western Asset Management Company	HC Capital Solutions	Total
Asset Backed Security	—	—	—	0.65%	—	0.65%
Collateralized Mortgage Obligations	—	—	—	16.33%	—	16.33%
U.S. Government Agency Mortgage	—	—	—	0.46%	—	0.46%
Corporate Bonds	—	50.67%	—	0.64%	—	51.31%
Yankee Dollars	—	11.70%	—	—	—	11.70%
Preferred Stock	—	0.02%	—	—	—	0.02%
Time Deposit	—	1.12%	0.02%	—	—	1.14%
Mutual Funds	5.60%	0.35%	7.14%	0.75%	2.60%	16.44%
Repurchase Agreement	—	1.07%	—	—	—	1.07%
Other Assets (Liabilities)	0.06%	-0.18%	1.45%	-0.45%	—	0.88%

Total Net Assets	5.66%	64.75%	8.61%	18.38%	2.60%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2015.

Short Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(374)	10-Year U.S. Treasury Note Future	$(47,089)	3/21/16	$88
81	5-Year U.S. Treasury Note Future	9,584	3/31/16	(15)
(37)	Euro FX Currency Future	(5,035)	3/14/16	(7)
(26)	Euro-Bund Future	(4,462)	3/8/16	65

	Net Unrealized Appreciation/(Depreciation)			$131

^	Cash has been pledged as collateral for Futures Contracts held by the Portfolio.

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 12/31/15 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
215,000	Euro	Citibank	1/19/16	$237	$234	$(3)

	Total Currencies Purchased			$237	$234	$(3)

	Currencies Sold
2,976,118	Euro	Citibank	1/19/16	$3,406	$3,235	$171

	Total Currencies Sold			$3,406	$3,235	$171

	Net Unrealized Appreciation/(Depreciation)					$168

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities — 5.95%
$100	Fannie Mae, Callable 12/27/15 @ 100.00	0.88	12/27/17	$99
350	Fannie Mae	0.88	12/20/17	348
200	Fannie Mae	0.88	5/21/18	198
300	Fannie Mae	0.88	8/28/17	299
300	Fannie Mae, Series 1, Callable 10/30/15 @ 100.00	1.00	4/30/18	297
300	Fannie Mae, Callable 12/28/15 @ 100.00	1.00	12/28/17	299
50	Fannie Mae, Callable 11/15/15 @ 100.00	1.00	2/15/18	50
125	Fannie Mae, Callable 7/28/16 @ 100.00	1.07	7/28/17	125
500	Fannie Mae, Callable 10/30/15 @ 100.00	1.13	4/30/18	497
75	Fannie Mae, Callable 12/28/15 @ 100.00	1.13	3/28/18	75
250	Fannie Mae, Callable 11/28/15 @ 100.00	1.15	2/28/18	249
150	Fannie Mae, Callable 10/29/15 @ 100.00	1.55	10/29/19	149
300	Fannie Mae	1.63	11/27/18	302
200	Fannie Mae	1.75	11/26/19	201
350	Fannie Mae	1.88	9/18/18	355
100	Fannie Mae, Callable 11/22/15 @ 100.00	2.50	2/22/23	99
250	Fannie Mae	2.63	9/6/24	253
430	Fannie Mae (a)	2.84	10/9/19	398
200	Fannie Mae, Callable 3/1/16 @ 100.00	3.00	3/1/28	196
260	Fannie Mae	5.00	2/13/17	272
150	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	152
85	Fannie Mae	6.21	8/6/38	120
95	Fannie Mae	6.25	5/15/29	129
160	Fannie Mae	6.63	11/15/30	227
180	Fannie Mae	7.25	5/15/30	266
150	Federal Farm Credit Bank, Callable 1/15/16 @ 100.00	0.54	11/7/16	150
250	Federal Farm Credit Bank	1.13	12/18/17	250
200	Federal Home Loan Bank, Series 1	0.88	5/24/17	200
500	Federal Home Loan Bank, Series 1	1.00	6/21/17	500
200	Federal Home Loan Bank	1.25	6/8/18	200
200	Federal Home Loan Bank	1.75	12/14/18	202
300	Federal Home Loan Bank	2.00	9/14/18	305
300	Federal Home Loan Bank	2.13	3/10/23	297
160	Federal Home Loan Bank	2.88	9/11/20	167
250	Federal Home Loan Bank, Series 1069	5.00	11/17/17	268
180	Federal Home Loan Bank	5.25	12/11/20	208
65	Federal Home Loan Bank	5.50	7/15/36	84
400	Freddie Mac	0.88	2/22/17	400
300	Freddie Mac	0.88	3/7/18	298
230	Freddie Mac	1.00	9/29/17	229
500	Freddie Mac	1.00	3/8/17	500
600	Freddie Mac	1.00	7/28/17	599
125	Freddie Mac, Callable 1/30/16 @ 100.00	1.02	4/30/18	125
245	Freddie Mac, Callable 3/12/16 @ 100.00	1.20	6/12/18	244
200	Freddie Mac	1.25	8/1/19	198
100	Freddie Mac	1.25	10/2/19	99
200	Freddie Mac	1.38	5/1/20	197
250	Freddie Mac	1.40	8/22/19	247
50	Freddie Mac	1.75	5/30/19	50
450	Freddie Mac	2.38	1/13/22	456
350	Freddie Mac	4.88	6/13/18	380
250	Freddie Mac	6.25	7/15/32	348
80	Freddie Mac	6.75	3/15/31	115
110	Tennessee Valley Authority	4.70	7/15/33	125

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$135	Tennessee Valley Authority	5.25	9/15/39	$162
100	Tennessee Valley Authority	5.50	7/18/17	107
190	Tennessee Valley Authority	6.15	1/15/38	252

	Total U.S. Government Agency Securities			13,617

	Corporate Bond — 0.12%
250	Private Export Funding Corp. (Diversified Financial Services)	4.38	3/15/19	270

	Total Corporate Bond			270

	U.S. Treasury Obligations — 82.07%
600	U.S. Treasury Bond	1.00	8/31/19	588
1,390	U.S. Treasury Bond	2.50	2/15/45	1,245
671	U.S. Treasury Bond	2.75	11/15/42	638
837	U.S. Treasury Bond	2.75	8/15/42	798
880	U.S. Treasury Bond	2.88	8/15/45	853
1,116	U.S. Treasury Bond	2.88	5/15/43	1,086
1,260	U.S. Treasury Bond	3.00	5/15/45	1,252
1,015	U.S. Treasury Bond	3.00	11/15/44	1,009
439	U.S. Treasury Bond	3.00	5/15/42	441
685	U.S. Treasury Bond	3.00	11/15/45	682
1,200	U.S. Treasury Bond	3.13	5/15/21	1,277
1,510	U.S. Treasury Bond	3.13	8/15/44	1,540
616	U.S. Treasury Bond	3.13	11/15/41	635
647	U.S. Treasury Bond	3.13	2/15/43	662
550	U.S. Treasury Bond	3.13	2/15/42	567
1,405	U.S. Treasury Bond	3.38	5/15/44	1,505
400	U.S. Treasury Bond	3.50	2/15/39	442
900	U.S. Treasury Bond	3.63	8/15/43	1,012
1,280	U.S. Treasury Bond	3.63	2/15/44	1,437
630	U.S. Treasury Bond	3.75	8/15/41	722
1,245	U.S. Treasury Bond	3.75	11/15/43	1,431
185	U.S. Treasury Bond	3.88	8/15/40	216
690	U.S. Treasury Bond	4.25	11/15/40	851
363	U.S. Treasury Bond	4.38	5/15/40	456
125	U.S. Treasury Bond	4.38	2/15/38	157
546	U.S. Treasury Bond	4.38	5/15/41	688
400	U.S. Treasury Bond	4.50	8/15/39	511
685	U.S. Treasury Bond	4.50	2/15/36	877
673	U.S. Treasury Bond	4.63	2/15/40	875
775	U.S. Treasury Bond	4.75	2/15/41	1,028
282	U.S. Treasury Bond	5.25	11/15/28	368
230	U.S. Treasury Bond	5.25	2/15/29	301
159	U.S. Treasury Bond	5.38	2/15/31	216
385	U.S. Treasury Bond	6.00	2/15/26	514
235	U.S. Treasury Bond	6.13	11/15/27	325
150	U.S. Treasury Bond	6.13	8/15/29	213
122	U.S. Treasury Bond	6.25	8/15/23	158
100	U.S. Treasury Bond	6.38	8/15/27	141
368	U.S. Treasury Bond	6.50	11/15/26	515
350	U.S. Treasury Bond	6.88	8/15/25	490
300	U.S. Treasury Bond	7.25	8/15/22	397
7	U.S. Treasury Bond	7.88	2/15/21	9
400	U.S. Treasury Bond	8.00	11/15/21	534
350	U.S. Treasury Bond	8.13	8/15/19	432
110	U.S. Treasury Bond	8.13	8/15/21	147

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$400	U.S. Treasury Bond	8.75	8/15/20	$524
1,000	U.S. Treasury Note	0.50	7/31/17	992
820	U.S. Treasury Note	0.50	3/31/17	816
1,020	U.S. Treasury Note	0.50	2/28/17	1,016
800	U.S. Treasury Note	0.50	1/31/17	797
1,000	U.S. Treasury Note	0.63	2/15/17	997
1,930	U.S. Treasury Note	0.63	9/30/17	1,918
1,825	U.S. Treasury Note	0.63	8/31/17	1,814
780	U.S. Treasury Note	0.63	11/30/17	774
1,250	U.S. Treasury Note	0.63	5/31/17	1,245
905	U.S. Treasury Note	0.63	7/31/17	900
930	U.S. Treasury Note	0.63	6/30/17	925
1,100	U.S. Treasury Note	0.63	4/30/18	1,086
850	U.S. Treasury Note	0.75	10/31/17	846
513	U.S. Treasury Note	0.75	3/31/18	508
1,100	U.S. Treasury Note	0.75	1/15/17	1,099
1,046	U.S. Treasury Note	0.75	3/15/17	1,045
755	U.S. Treasury Note	0.75	4/15/18	748
650	U.S. Treasury Note	0.75	2/28/18	645
986	U.S. Treasury Note	0.75	12/31/17	979
200	U.S. Treasury Note	0.75	6/30/17	199
1,000	U.S. Treasury Note	0.88	1/31/17	1,000
740	U.S. Treasury Note	0.88	1/15/18	737
765	U.S. Treasury Note	0.88	11/30/17	763
475	U.S. Treasury Note	0.88	11/15/17	473
680	U.S. Treasury Note	0.88	4/15/17	680
495	U.S. Treasury Note	0.88	8/15/17	494
449	U.S. Treasury Note	0.88	1/31/18	447
1,092	U.S. Treasury Note	0.88	4/30/17	1,092
895	U.S. Treasury Note	0.88	7/15/17	894
305	U.S. Treasury Note	0.88	10/15/17	304
705	U.S. Treasury Note	0.88	10/15/18	697
380	U.S. Treasury Note	0.88	7/31/19	371
655	U.S. Treasury Note	0.88	2/28/17	655
940	U.S. Treasury Note	0.88	5/15/17	939
830	U.S. Treasury Note	0.88	6/15/17	829
835	U.S. Treasury Note	0.88	7/15/18	828
860	U.S. Treasury Note	1.00	12/15/17	859
1,000	U.S. Treasury Note	1.00	5/31/18	995
800	U.S. Treasury Note	1.00	5/15/18	796
435	U.S. Treasury Note	1.00	2/15/18	434
705	U.S. Treasury Note	1.00	9/15/18	700
1,200	U.S. Treasury Note	1.00	3/31/17	1,202
710	U.S. Treasury Note	1.00	9/15/17	710
416	U.S. Treasury Note	1.00	9/30/19	407
740	U.S. Treasury Note	1.00	12/31/17	739
755	U.S. Treasury Note	1.00	3/15/18	752
200	U.S. Treasury Note	1.00	8/15/18	199
515	U.S. Treasury Note	1.00	11/30/19	503
855	U.S. Treasury Note	1.13	6/15/18	853
600	U.S. Treasury Note	1.13	5/31/19	593
550	U.S. Treasury Note	1.13	3/31/20	538
700	U.S. Treasury Note	1.13	4/30/20	684
975	U.S. Treasury Note	1.13	12/31/19	957

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,075	U.S. Treasury Note	1.25	1/31/20	$1,059
1,195	U.S. Treasury Note	1.25	10/31/18	1,193
292	U.S. Treasury Note	1.25	2/29/20	287
475	U.S. Treasury Note	1.25	10/31/19	469
705	U.S. Treasury Note	1.25	11/15/18	704
835	U.S. Treasury Note	1.25	1/31/19	832
685	U.S. Treasury Note	1.25	12/15/18	684
300	U.S. Treasury Note	1.25	4/30/19	298
1,150	U.S. Treasury Note	1.25	11/30/18	1,148
925	U.S. Treasury Note	1.38	10/31/20	909
850	U.S. Treasury Note	1.38	9/30/20	836
500	U.S. Treasury Note	1.38	1/31/20	495
900	U.S. Treasury Note	1.38	2/29/20	890
657	U.S. Treasury Note	1.38	6/30/18	660
800	U.S. Treasury Note	1.38	7/31/18	803
1,055	U.S. Treasury Note	1.38	8/31/20	1,038
1,340	U.S. Treasury Note	1.38	4/30/20	1,323
1,105	U.S. Treasury Note	1.38	3/31/20	1,092
668	U.S. Treasury Note	1.38	2/28/19	668
1,600	U.S. Treasury Note	1.38	9/30/18	1,605
585	U.S. Treasury Note	1.38	11/30/18	586
825	U.S. Treasury Note	1.38	5/31/20	813
493	U.S. Treasury Note	1.38	12/31/18	493
533	U.S. Treasury Note	1.50	1/31/19	535
1,135	U.S. Treasury Note	1.50	5/31/19	1,136
1,250	U.S. Treasury Note	1.50	10/31/19	1,246
890	U.S. Treasury Note	1.50	1/31/22	865
1,176	U.S. Treasury Note	1.50	2/28/19	1,180
500	U.S. Treasury Note	1.50	3/31/19	502
1,210	U.S. Treasury Note	1.50	11/30/19	1,205
240	U.S. Treasury Note	1.50	12/31/18	241
1,600	U.S. Treasury Note	1.50	8/31/18	1,611
695	U.S. Treasury Note	1.50	5/31/20	689
1,025	U.S. Treasury Note	1.63	11/30/20	1,019
1,250	U.S. Treasury Note	1.63	6/30/20	1,245
1,205	U.S. Treasury Note	1.63	12/31/19	1,205
1,160	U.S. Treasury Note	1.63	6/30/19	1,165
1,160	U.S. Treasury Note	1.63	7/31/19	1,164
360	U.S. Treasury Note	1.63	8/31/19	361
230	U.S. Treasury Note	1.63	4/30/19	231
1,220	U.S. Treasury Note	1.63	3/31/19	1,228
757	U.S. Treasury Note	1.63	11/15/22	735
870	U.S. Treasury Note	1.63	7/31/20	866
570	U.S. Treasury Note	1.63	8/15/22	555
950	U.S. Treasury Note	1.75	2/28/22	937
1,698	U.S. Treasury Note	1.75	5/15/23	1,655
910	U.S. Treasury Note	1.75	4/30/22	896
850	U.S. Treasury Note	1.75	9/30/22	833
815	U.S. Treasury Note	1.75	10/31/20	814
1,165	U.S. Treasury Note	1.75	3/31/22	1,147
780	U.S. Treasury Note	1.75	9/30/19	785
640	U.S. Treasury Note	1.75	10/31/18	648
1,000	U.S. Treasury Note	1.75	12/31/20	999
816	U.S. Treasury Note	1.88	9/30/17	828

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$965	U.S. Treasury Note	1.88	5/31/22	$956
850	U.S. Treasury Note	1.88	10/31/22	839
550	U.S. Treasury Note	1.88	10/31/17	558
600	U.S. Treasury Note	1.88	8/31/17	608
875	U.S. Treasury Note	1.88	8/31/22	865
420	U.S. Treasury Note	1.88	6/30/20	423
310	U.S. Treasury Note	1.88	11/30/21	309
1,043	U.S. Treasury Note	2.00	2/15/22	1,045
700	U.S. Treasury Note	2.00	2/28/21	706
1,925	U.S. Treasury Note	2.00	2/15/25	1,883
1,680	U.S. Treasury Note	2.00	8/15/25	1,638
980	U.S. Treasury Note	2.00	10/31/21	983
850	U.S. Treasury Note	2.00	11/30/22	845
1,010	U.S. Treasury Note	2.00	7/31/22	1,007
1,538	U.S. Treasury Note	2.00	2/15/23	1,529
550	U.S. Treasury Note	2.00	11/30/20	556
910	U.S. Treasury Note	2.00	7/31/20	921
800	U.S. Treasury Note	2.00	9/30/20	809
400	U.S. Treasury Note	2.00	5/31/21	403
1,925	U.S. Treasury Note	2.00	11/15/21	1,932
260	U.S. Treasury Note	2.13	6/30/21	263
750	U.S. Treasury Note	2.13	1/31/21	761
1,385	U.S. Treasury Note	2.13	9/30/21	1,400
830	U.S. Treasury Note	2.13	12/31/22	832
600	U.S. Treasury Note	2.13	8/31/20	610
1,035	U.S. Treasury Note	2.13	6/30/22	1,040
1,660	U.S. Treasury Note	2.13	5/15/25	1,638
1,500	U.S. Treasury Note	2.13	8/15/21	1,518
1,200	U.S. Treasury Note	2.25	4/30/21	1,224
1,420	U.S. Treasury Note	2.25	11/15/25	1,417
500	U.S. Treasury Note	2.25	7/31/18	513
500	U.S. Treasury Note	2.25	3/31/21	510
1,955	U.S. Treasury Note	2.25	11/15/24	1,955
374	U.S. Treasury Note	2.25	11/30/17	382
785	U.S. Treasury Note	2.25	7/31/21	800
2,120	U.S. Treasury Note	2.38	8/15/24	2,143
200	U.S. Treasury Note	2.38	5/31/18	206
450	U.S. Treasury Note	2.38	6/30/18	463
970	U.S. Treasury Note	2.38	7/31/17	991
700	U.S. Treasury Note	2.38	12/31/20	720
750	U.S. Treasury Note	2.50	6/30/17	767
1,890	U.S. Treasury Note	2.50	5/15/24	1,932
1,290	U.S. Treasury Note	2.50	8/15/23	1,323
550	U.S. Treasury Note	2.63	4/30/18	569
1,277	U.S. Treasury Note	2.63	8/15/20	1,327
406	U.S. Treasury Note	2.63	1/31/18	419
1,353	U.S. Treasury Note	2.63	11/15/20	1,406
300	U.S. Treasury Note	2.75	2/28/18	310
1,415	U.S. Treasury Note	2.75	2/15/24	1,474
1,537	U.S. Treasury Note	2.75	11/15/23	1,604
648	U.S. Treasury Note	2.75	12/31/17	669
800	U.S. Treasury Note	2.75	5/31/17	820
529	U.S. Treasury Note	2.75	2/15/19	551
400	U.S. Treasury Note	2.88	3/31/18	415

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2015 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$900	U.S. Treasury Note	3.00	2/28/17	$922
730	U.S. Treasury Note	3.13	5/15/19	770
482	U.S. Treasury Note	3.13	4/30/17	496
1,035	U.S. Treasury Note	3.13	1/31/17	1,060
710	U.S. Treasury Note	3.25	3/31/17	731
1,082	U.S. Treasury Note	3.38	11/15/19	1,156
799	U.S. Treasury Note	3.50	2/15/18	839
825	U.S. Treasury Note	3.50	5/15/20	887
1,152	U.S. Treasury Note	3.63	2/15/21	1,253
800	U.S. Treasury Note	3.63	8/15/19	859
1,260	U.S. Treasury Note	3.63	2/15/20	1,360
1,000	U.S. Treasury Note	3.75	11/15/18	1,070
300	U.S. Treasury Note	4.00	8/15/18	322
500	U.S. Treasury Note	4.25	11/15/17	530
400	U.S. Treasury Note	4.25	5/15/39	493
648	U.S. Treasury Note	4.50	5/15/17	679
580	U.S. Treasury Note	4.63	2/15/17	604
800	U.S. Treasury Note	4.75	8/15/17	848
313	U.S. Treasury Note	5.50	8/15/28	417

	Total U.S. Treasury Obligations			187,732

	Yankee Dollar — 0.06%
115	AID-Israel (Sovereign)	5.50	9/18/23	138

	Total Yankee Dollar			138

	Mutual Fund — 11.40%
26,068,299	SSgA Treasury Money Market Fund (b)	0.00		26,068

	Total Mutual Fund			26,068

	Total Investments (cost $226,170) — 99.60%			227,825
	Other assets in excess of liabilities — 0.40%			914

	Net Assets — 100.00%			$228,739

(a)	Zero Coupon Security. Effective rate shown is as of December 31, 2015.

(b)	The rate disclosed is the rate in effect on December 31, 2015.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Government Fixed Income Securities Portfolio	Mellon Capital Management Corporation	HC Capital Solutions	Total
U.S. Government Agency Securities	5.95%	—	5.95%
Corporate Bond	0.12%	—	0.12%
U.S. Treasury Obligations	82.07%	—	82.07%
Yankee Dollar	0.06%	—	0.06%
Mutual Fund	—	11.40%	11.40%
Other Assets (Liabilities)	0.41%	-0.01%	0.40%

Total Net Assets	88.61%	11.39%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Inflation Protected Securities Portfolio

Portfolio of Investments — December 31, 2015 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations — 94.36%
$6,425	U.S. Treasury Inflation Index Bond	0.63	2/15/43	$5,414
8,705	U.S. Treasury Inflation Index Bond	0.75	2/15/42	7,616
10,781	U.S. Treasury Inflation Index Bond	0.75	2/15/45	9,360
9,726	U.S. Treasury Inflation Index Bond	1.38	2/15/44	9,858
7,348	U.S. Treasury Inflation Index Bond	1.75	1/15/28	8,013
9,159	U.S. Treasury Inflation Index Bond	2.00	1/15/26	10,158
3,888	U.S. Treasury Inflation Index Bond	2.13	2/15/40	4,562
4,947	U.S. Treasury Inflation Index Bond	2.13	2/15/41	5,837
12,575	U.S. Treasury Inflation Index Bond	2.38	1/15/25	14,273
7,365	U.S. Treasury Inflation Index Bond	2.38	1/15/27	8,499
7,119	U.S. Treasury Inflation Index Bond	2.50	1/15/29	8,416
2,869	U.S. Treasury Inflation Index Bond	3.38	4/15/32	3,872
6,210	U.S. Treasury Inflation Index Bond	3.63	4/15/28	8,103
7,558	U.S. Treasury Inflation Index Bond	3.88	4/15/29	10,247
19,640	U.S. Treasury Inflation Index Note	0.13	1/15/23	18,805
19,098	U.S. Treasury Inflation Index Note	0.13	7/15/24	18,109
23,775	U.S. Treasury Inflation Index Note	0.13	4/15/18	23,719
23,615	U.S. Treasury Inflation Index Note	0.13	4/15/20	23,297
23,600	U.S. Treasury Inflation Index Note	0.13	4/15/19	23,446
19,552	U.S. Treasury Inflation Index Note	0.13	7/15/22	18,934
18,957	U.S. Treasury Inflation Index Note	0.13	1/15/22	18,348
21,376	U.S. Treasury Inflation Index Note	0.13	4/15/17	21,328
19,146	U.S. Treasury Inflation Index Note	0.25	1/15/25	18,244
19,073	U.S. Treasury Inflation Index Note	0.38	7/15/25	18,434
19,475	U.S. Treasury Inflation Index Note	0.38	7/15/23	18,998
17,119	U.S. Treasury Inflation Index Note	0.63	7/15/21	17,213
19,438	U.S. Treasury Inflation Index Note	0.63	1/15/24	19,189
16,180	U.S. Treasury Inflation Index Note	1.13	1/15/21	16,665
14,141	U.S. Treasury Inflation Index Note	1.25	7/15/20	14,693
9,206	U.S. Treasury Inflation Index Note	1.38	1/15/20	9,562
7,179	U.S. Treasury Inflation Index Note	1.38	7/15/18	7,429
7,271	U.S. Treasury Inflation Index Note	1.63	1/15/18	7,496
7,588	U.S. Treasury Inflation Index Note	1.88	7/15/19	8,041
6,680	U.S. Treasury Inflation Index Note	2.13	1/15/19	7,064
7,989	U.S. Treasury Inflation Index Note	2.38	1/15/17	8,185
6,892	U.S. Treasury Inflation Index Note	2.63	7/15/17	7,197

	Total U.S. Treasury Obligations			458,624

	Mutual Fund — 5.34%
25,972,186	SSgA Treasury Money Market Fund (a)	0.00		25,972

	Total Mutual Fund			25,972

	Total Investments (cost $493,721) — 99.70%			484,596
	Other assets in excess of liabilities — 0.30%			1,471

	Net Assets — 100.00%			$486,067

(a)	The rate disclosed is the rate in effect on December 31, 2015.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Inflation Protected Securities Portfolio	Mellon Capital Management Corporation	HC Capital Solutions	Total
U.S. Treasury Obligations	94.36%	—	94.36%
Mutual Funds	—	5.34%	5.34%
Other Assets (Liabilities)	0.31%	-0.01%	0.30%

Total Net Assets	94.67%	5.33%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 79.66%
$3,655	AbbVie, Inc. (Biotechnology)	1.75	11/6/17	$3,648
770	AbbVie, Inc. (Biotechnology)	4.40	11/6/42	719
1,630	ACE INA Holdings, Inc. (Insurance), Callable 10/3/20 @ 100.00	2.30	11/3/20	1,619
425	Air Products & Chemicals, Inc. (Chemicals)	2.75	2/3/23	416
1,825	American Express Co. (Consumer Finance)	1.55	5/22/18	1,811
3,130	American Express Co. (Consumer Finance)	7.00	3/19/18	3,470
150	Ameriprise Financial, Inc. (Capital Markets)	3.70	10/15/24	153
2,230	Ameriprise Financial, Inc. (Capital Markets)	4.00	10/15/23	2,317
1,740	Amgen, Inc. (Biotechnology)	2.13	5/15/17	1,751
1,200	Amgen, Inc. (Biotechnology), Callable 5/15/41 @ 100.00	5.15	11/15/41	1,217
655	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/15/25 @ 100.00	3.90	12/15/25	661
315	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 6/15/45 @ 100.00	5.30	12/15/45	325
1,490	Anheuser-Busch InBev NV (Beverages)	2.50	7/15/22	1,434
1,670	Anthem, Inc. (Health Care Providers & Services), Callable 5/15/21 @ 100.00	3.70	8/15/21	1,708
625	Anthem, Inc. (Health Care Providers & Services)	4.63	5/15/42	590
965	Archer-Daniels-Midland Co. (Food Products)	4.02	4/16/43	927
1,000	AT&T, Inc. (Diversified Telecommunication Services)	2.38	11/27/18	1,008
1,725	AT&T, Inc. (Diversified Telecommunication Services)	5.35	9/1/40	1,704
2,175	AT&T, Inc. (Diversified Telecommunication Services)	5.50	2/1/18	2,325
495	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	497
155	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	148
4,516	Bank of America Corp. (Banks)	2.60	1/15/19	4,531
3,420	Bank of America Corp., MTN (Banks)	3.30	1/11/23	3,372
1,400	Bank of America Corp., Series L, MTN (Banks)	5.65	5/1/18	1,505
1,033	Bank One Corp. (Banks)	8.00	4/29/27	1,335
1,210	Bear Stearns Co. LLC (Capital Markets)	6.40	10/2/17	1,303
620	Berkshire Hathaway, Inc. (Diversified Financial Services)	4.40	5/15/42	614
885	Berkshire Hathaway, Inc. (Diversified Financial Services)	5.15	4/1/17	923
935	Bunge Limited Finance Co. (Food Products)	8.50	6/15/19	1,082
530	Burlington Northern Santa Fe LLC (Road & Rail), Callable 3/1/44 @ 100.00	4.55	9/1/44	512
5,025	Capital One Bank USA, Series BKNT (Banks), Callable 1/13/19 @ 100.00	2.25	2/13/19	5,004
1,270	Capital One Financial Corp. (Consumer Finance)	6.75	9/15/17	1,363
310	Caterpillar Financial Services Corp., MTN (Consumer Finance)	7.05	10/1/18	352
645	Caterpillar, Inc. (Machinery)	5.20	5/27/41	696
1,285	Chevron Corp. (Oil, Gas & Consumable Fuels), Callable 10/17/20 @ 100.00	2.42	11/17/20	1,279
845	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	991
3,955	Citigroup, Inc. (Banks)	2.55	4/8/19	3,981
1,160	Citigroup, Inc. (Banks)	2.65	10/26/20	1,152
277	Citigroup, Inc. (Banks)	4.95	11/7/43	291
1,565	Coca-Cola Enterprises, Inc. (Beverages)	3.50	9/15/20	1,600
670	Comcast Corp. (Media)	2.85	1/15/23	666
795	Comcast Corp. (Media)	3.13	7/15/22	808
2,390	Comcast Corp. (Media), Callable 2/15/35 @ 100.00	4.40	8/15/35	2,405
275	Comcast Corp. (Media)	6.45	3/15/37	342
1,850	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	1,949
95	Consolidated Edison Co. of New York, Inc., Series 08-B (Multi-Utilities)	6.75	4/1/38	122
1,625	CSX Corp. (Road & Rail)	6.22	4/30/40	1,914
1,650	CVS Health Corp. (Food & Staples Retailing), Callable 2/15/21 @ 100.00	4.13	5/15/21	1,746
1,525	CVS Health Corp. (Food & Staples Retailing), Callable 1/20/35 @ 100.00	4.88	7/20/35	1,575
1,984	Delphi Corp. (Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	2,000
185	Delphi Corp. (Auto Components), Callable 2/15/18 @ 103.00	5.00	2/15/23	196
2,175	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	1,643
2,480	Dominion Resources, Inc. (Multi-Utilities)	5.20	8/15/19	2,701

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$800	Dominion Resources, Inc. (Multi-Utilities)	6.40	6/15/18	$876
963	Duke Energy Carolinas LLC (Electric Utilities)	5.30	2/15/40	1,104
310	Duke Energy Corp. (Electric Utilities), Callable 1/15/24 @ 100.00	3.75	4/15/24	314
1,705	Eaton Corp. (Electrical Equipment)	2.75	11/2/22	1,649
620	Eaton Corp. (Electrical Equipment)	4.15	11/2/42	572
1,475	Eaton Corp. (Electrical Equipment)	5.60	5/15/18	1,595
1,100	Ecolab, Inc. (Chemicals)	4.35	12/8/21	1,175
161	Ecolab, Inc. (Chemicals)	5.50	12/8/41	175
2,157	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	1,745
2,750	Enterprise Products Partners LP (Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 100.00	2.55	10/15/19	2,638
120	Enterprise Products Partners LP (Oil, Gas & Consumable Fuels), Callable 12/15/45 @ 100.00	4.90	5/15/46	98
3,690	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels), Callable 2/6/20 @ 100.00	1.91	3/6/20	3,662
1,560	FedEx Corp. (Air Freight & Logistics)	4.90	1/15/34	1,602
180	FedEx Corp. (Air Freight & Logistics)	8.00	1/15/19	210
1,470	Fiserv, Inc. (IT Services), Callable 5/1/20 @ 100.00	2.70	6/1/20	1,458
480	Fiserv, Inc. (IT Services), Callable 3/1/25 @ 100.00	3.85	6/1/25	479
824	General Electric Co. (Industrial Conglomerates)	4.13	10/9/42	805
3,970	General Motors Co. (Automobiles)	3.50	10/2/18	4,010
1,150	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	1,125
1,000	GlaxoSmithKline PLC (Pharmaceuticals)	6.38	5/15/38	1,276
1,956	Goldman Sachs Group, Inc. (Capital Markets)	2.63	1/31/19	1,970
1,315	Goldman Sachs Group, Inc. (Capital Markets)	4.00	3/3/24	1,350
3,910	Goldman Sachs Group, Inc. (Capital Markets)	6.15	4/1/18	4,246
1,875	International Business Machines Corp. (IT Services)	3.63	2/12/24	1,931
500	International Business Machines Corp. (IT Services)	4.00	6/20/42	468
1,200	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	1,258
895	Johnson & Johnson (Pharmaceuticals), Callable 6/5/33 @ 100.00	4.38	12/5/33	987
305	Johnson & Johnson (Pharmaceuticals)	4.85	5/15/41	349
4,295	JPMorgan Chase & Co. (Banks)	4.25	10/15/20	4,558
310	JPMorgan Chase & Co. (Banks)	4.35	8/15/21	330
595	Lincoln National Corp. (Insurance)	7.00	6/15/40	746
215	Lockheed Martin Corp. (Aerospace & Defense), Callable 10/23/20 @ 100.00	2.50	11/23/20	214
880	Lockheed Martin Corp. (Aerospace & Defense), Callable 12/1/24 @ 100.00	2.90	3/1/25	845
815	Lockheed Martin Corp. (Aerospace & Defense), Callable 9/1/34 @ 100.00	3.60	3/1/35	729
2,250	Medtronic, Inc. (Health Care Equipment & Supplies), Callable 1/1/23 @ 100.00	2.75	4/1/23	2,198
350	Medtronic, Inc. (Health Care Equipment & Supplies), Callable 9/15/43 @ 100.00	4.63	3/15/44	356
310	MetLife, Inc. (Insurance)	4.05	3/1/45	287
2,483	MetLife, Inc. (Insurance)	7.72	2/15/19	2,885
400	Microsoft Corp. (Software), Callable 9/3/22 @ 100.00	2.65	11/3/22	400
860	Microsoft Corp. (Software), Callable 5/3/35 @ 100.00	4.20	11/3/35	878
1,795	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	2,092
3,870	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 8/15/23 @ 100.00	3.40	11/15/23	3,971
3,745	Nucor Corp. (Metals & Mining), Callable 5/1/23 @ 100.00	4.00	8/1/23	3,633
135	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	122
535	Oklahoma Gas & Electric Co. (Electric Utilities), Callable 11/15/40 @ 100.00	5.25	5/15/41	599
1,430	Oracle Corp. (Software)	6.50	4/15/38	1,792
2,175	Philip Morris International, Inc. (Tobacco)	3.60	11/15/23	2,268
250	PNC Bank NA (Banks), Callable 10/5/20 @ 100.00	2.45	11/5/20	249
1,250	PNC Financial Services Group, Inc. (Banks) (a)	2.85	11/9/22	1,235
536	Procter & Gamble Co.(The) (Household Products)	9.36	1/1/21	640
630	Progress Energy, Inc. (Electric Utilities)	6.00	12/1/39	729
695	Prudential Financial, Inc. (Insurance)	6.20	11/15/40	820
385	Puget Energy, Inc. (Multi-Utilities), Callable 4/15/22 @ 100.00	5.63	7/15/22	427

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,688	Puget Energy, Inc. (Multi-Utilities)	6.00	9/1/21	$1,902
620	Puget Energy, Inc. (Multi-Utilities)	6.50	12/15/20	710
850	Reed Elsevier NV (Media), Callable 7/15/22 @ 100.00	3.13	10/15/22	826
610	Reed Elsevier NV (Media)	8.63	1/15/19	711
450	Rock-Tenn Co. (Containers & Packaging)	4.45	3/1/19	469
1,345	Roper Industries, Inc. (Industrial Conglomerates)	2.05	10/1/18	1,336
215	Roper Industries, Inc. (Industrial Conglomerates), Callable 8/15/22 @ 100.00	3.13	11/15/22	209
700	San Diego Gas & Electric Co. (Multi-Utilities), Callable 10/1/41 @ 100.00	4.30	4/1/42	708
2,110	Southern California Gas Co. (Gas Utilities), Callable 6/15/24 @ 100.00	3.15	9/15/24	2,103
1,290	Southwest Airlines Co 2007-1 Trust (Airlines)	6.15	8/1/22	1,445
1,592	Southwest Airlines Co. (Airlines), Callable 10/5/20 @ 100.00	2.65	11/5/20	1,585
1,530	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	1,291
1,495	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	1,069
320	SunTrust Banks, Inc. (Banks), Callable 10/1/18 @ 100.00	2.35	11/1/18	322
2,500	SunTrust Banks, Inc. (Banks), Callable 4/1/19 @ 100.00	2.50	5/1/19	2,513
2,091	TC Pipelines, LP (Oil, Gas & Consumable Fuels), Callable 12/13/24 @ 100.00	4.38	3/13/25	1,837
1,485	The Dow Chemical Co. (Chemicals), Callable 8/15/22 @ 100.00	3.00	11/15/22	1,423
2,345	The Dow Chemical Co. (Chemicals)	8.55	5/15/19	2,764
825	The Home Depot, Inc. (Specialty Retail)	5.88	12/16/36	1,006
652	The Interpublic Group of Cos., Inc. (Media)	2.25	11/15/17	650
1,850	The Kroger Co. (Food & Staples Retailing), Callable 5/1/23 @ 100.00	3.85	8/1/23	1,907
630	The Travelers Cos., Inc. (Insurance)	6.25	6/15/37	797
1,445	Time Warner, Inc. (Media)	5.38	10/15/41	1,478
1,835	Time Warner, Inc. (Media)	6.88	6/15/18	2,038
875	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.30	1/12/22	904
660	Twenty-First Century Fox, Inc. (Media)	5.65	8/15/20	738
2,680	Twenty-First Century Fox, Inc. (Media)	6.20	12/15/34	3,042
315	Twenty-First Century Fox, Inc. (Media)	6.90	3/1/19	358
890	United Parcel Service, Inc. (Air Freight & Logistics)	6.20	1/15/38	1,141
905	UnitedHealth Group, Inc. (Health Care Providers & Services)	6.88	2/15/38	1,183
1,135	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	1,140
270	Ventas Realty, LP (Real Estate Investment Trusts), Callable 5/15/22 @ 100.00	3.25	8/15/22	263
845	Ventas Realty, LP (Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50	2/1/25	809
601	Ventas Realty, LP (Real Estate Investment Trusts), Callable 10/15/25 @ 100.00	4.13	1/15/26	599
2,190	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.15	9/15/23	2,408
4,244	Verizon Communications, Inc. (Diversified Telecommunication Services)	6.55	9/15/43	5,038
990	Viacom, Inc. (Media), Callable 12/15/42 @ 100.00	4.88	6/15/43	795
2,290	Virginia Electric & Power Co. (Electric Utilities), Callable 12/15/22 @ 100.00	2.75	3/15/23	2,258
215	Virginia Electric & Power Co. (Electric Utilities), Callable 10/15/21 @ 100.00	2.95	1/15/22	216
2,895	Wachovia Corp. (Banks)	5.75	2/1/18	3,127
1,855	Wal-Mart Stores, Inc. (Food & Staples Retailing)	5.63	4/1/40	2,208
450	Wal-Mart Stores, Inc. (Food & Staples Retailing)	6.50	8/15/37	581
1,000	Waste Management, Inc. (Commercial Services & Supplies), Callable 12/1/24 @ 100.00	3.13	3/1/25	973
970	Wells Fargo & Co., MTN (Banks)	2.55	12/7/20	965
1,155	Wells Fargo & Co. (Banks)	3.00	2/19/25	1,124
1,605	Western Gas Partners, LP (Oil, Gas & Consumable Fuels), Callable 3/1/25 @ 100.00	3.95	6/1/25	1,348
1,375	WestRock Co. (Containers & Packaging)	4.90	3/1/22	1,459

	Total Corporate Bonds			214,307

	Yankee Dollars — 14.30%
1,220	America Movil SAB de CV (Wireless Telecommunication Services)	6.13	3/30/40	1,340
4,090	BHP Billiton Ltd. (Metals & Mining)	3.85	9/30/23	3,873
990	British Telecommunications PLC (Diversified Telecommunication Services)	9.63	12/15/30	1,446
1,309	Canadian Natural Resources (Oil, Gas & Consumable Fuels)	5.70	5/15/17	1,337
473	Canadian Natural Resources (Oil, Gas & Consumable Fuels)	5.90	2/1/18	492

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2015 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$640	Canadian Pacific Railway Co. (Road & Rail), Callable 11/1/24 @ 100.00	2.90	2/1/25	$602
2,390	Canadian Pacific Railway Co. (Road & Rail), Callable 12/15/22 @ 100.00	4.45	3/15/23	2,538
165	Canadian Pacific Railway Co. (Road & Rail)	7.25	5/15/19	188
210	Delphi Automotive PLC (Auto Components), Callable 10/19/20 @ 100.00	3.15	11/19/20	210
1,440	Deutsche Telekom International Finance (Diversified Financial Services) (a)	8.75	6/15/30	1,997
750	Diageo Capital PLC (Beverages)	5.88	9/30/36	877
1,605	HSBC Holdings PLC (Banks)	5.10	4/5/21	1,784
500	HSBC Holdings PLC (Banks)	6.80	6/1/38	622
645	Iberdrola International BV (Electric Utilities)	5.81	3/15/25	732
1,295	Iberdrola International BV (Electric Utilities)	6.75	7/15/36	1,587
875	LyondellBasell Industries NV (Chemicals)	4.00	7/15/23	873
2,947	LyondellBasell Industries NV (Chemicals), Callable 1/15/19 @ 100.00	5.00	4/15/19	3,135
250	LyondellBasell Industries NV (Chemicals), Callable 1/15/24 @ 100.00	5.75	4/15/24	275
1,343	Orange SA (Diversified Telecommunication Services)	9.00	3/1/31	1,896
1,242	Petroleos Mexicanos (Oil, Gas & Consumable Fuels)	5.75	3/1/18	1,293
1,150	Petroleos Mexicanos (Oil, Gas & Consumable Fuels)	6.63	6/15/35	1,028
1,325	Rio Tinto Finance USA Ltd. (Metals & Mining)	5.20	11/2/40	1,215
1,400	Rio Tinto Finance USA PLC (Metals & Mining), Callable 12/22/21 @ 100.00	3.50	3/22/22	1,320
1,575	Shell International Finance BV (Diversified Financial Services)	6.38	12/15/38	1,861
2,610	Statoil ASA (Oil, Gas & Consumable Fuels)	3.25	11/10/24	2,562
185	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10	8/17/40	195
745	Telefonica Emisiones (Diversified Telecommunication Services)	7.05	6/20/36	895
1,605	Telefonica Emisiones SAU (Diversified Telecommunication Services)	6.22	7/3/17	1,706
605	Vodafone Group PLC (Wireless Telecommunication Services)	6.15	2/27/37	597

	Total Yankee Dollars			38,476

	Mutual Funds — 5.09%
11,318,427	SSgA Treasury Money Market Fund (b)	0.00		11,319
2,384,360	SSgA U.S. Government Money Market Fund (b)	0.00		2,384

	Total Mutual Funds			13,703

	Total Investments (cost $275,934) — 99.05%			266,486
	Other assets in excess of liabilities — 0.95%			2,547

	Net Assets — 100.00%			$269,033

(a)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at December 31, 2015.

(b)	The rate disclosed is the rate in effect on December 31, 2015.

MTN — Medium Term Note

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Corporate Fixed Income Securities Portfolio	Agincourt Capital Management, LLC	HC Capital Solutions	Total
Corporate Bonds	79.66%	—	79.66%
Yankee Dollars	14.30%	—	14.30%
Mutual Funds	0.89%	4.20%	5.09%
Other Assets (Liabilities)	0.96%	-0.01%	0.95%

Total Net Assets	95.81%	4.19%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 1.75%
$270	American Express Credit Account Master Trust, Series 2014-2, Class A	1.26	1/15/20	$269
200	American Express Credit Account Master Trust, Series 2014-3, Class A	1.49	4/15/20	200
125	Capital Auto Receivables Asset Trust, Series 2015-1, Class A4	1.86	10/21/19	124
250	Capital One Multi-Asset Execution Trust, Series 2007-A7, Class A7	5.75	7/15/20	267
300	Chase Issuance Trust (CHAIT), Series 2015-A2, Class A2	1.59	2/18/20	301
250	Chase Issuance Trust (CHAIT), Series 2012-A7, Class A7	2.16	9/16/24	243
100	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1	2.88	1/23/23	102
250	Discover Card Execution Note Trust, Series 2013-A2, Class A2	0.69	8/15/18	250
200	Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.12	12/15/21	201
195	Fifth Third Auto Trust, Series 2014-3, Class A3	0.96	3/15/19	194
187	Fifth Third Auto Trust, Series 2014-3, Class A4	1.47	5/17/21	185
225	Ford Credit Auto Owner Trust, Series 2013-C, Class A4	1.25	10/15/18	225
85	Ford Credit Auto Owner Trust, Series 2015-A, Class A3	1.28	9/15/19	85
160	Ford Credit Auto Owner Trust, Series 2015-A, Class A4	1.64	6/15/20	159
200	Honda Auto Receivables Owner Trust, Series 2014-3, Class A3	0.88	6/15/18	199
100	Honda Auto Receivables Owner Trust, Series 2014-4, Class A3	0.99	9/17/18	100
40	Mercedes-Benz Auto Lease Trust, Series 2015-A, Class A4	1.21	10/15/20	40
200	Nissan Auto Receivables Owner Trust, Series 2013-B, Class A4	1.31	10/15/19	200
200	Santander Drive Auto Receivables Trust, Series 2014-3, Class C	2.13	8/17/20	200

	Total Asset Backed Securities			3,544

	Collateralized Mortgage Obligations — 5.59%
50	CD Commercial Mortgage Trust, Series 2007-CD5, Class AM (a)	6.12	11/15/44	53
250	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.79	3/10/47	254
250	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.88	2/10/48	240
200	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5	3.14	2/10/48	195
250	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62	7/10/47	255
237	Commercial Mortgage Trust, Series 2012-CR1, Class A2	2.35	5/15/45	239
100	Commercial Mortgage Trust, Series 2014-LC15, Class A2	2.84	4/10/47	102
200	Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.18	2/10/48	196
80	Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.35	2/10/48	79
500	Commercial Mortgage Trust, Series 2013-CR8, Class A5 (a)	3.61	6/10/46	516
100	Commercial Mortgage Trust, Series 2014-UBS4, Class AM	3.97	8/10/47	100
100	Commercial Mortgage Trust, Series 2013-CR11, Class B (a)	5.16	10/10/46	109
38	Fannie Mae-ACES, Series 2013-M14, Class APT (a)	2.50	4/25/23	37
75	Fannie Mae-ACES, Series 2012-M4, Class 1A2	2.98	4/25/22	78
400	Fannie Mae-ACES, Series K043, Class A2	3.06	12/25/24	403
250	Fannie Mae-ACES, Series 2014-M9, Class A2 (a)	3.10	7/25/24	254
300	Fannie Mae-ACES, Series K716, Class A2	3.13	6/25/21	310
160	Fannie Mae-ACES, Series 2014-M3, Class AB2 (a)	3.46	1/25/24	166
129	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class A1	2.08	12/25/19	130
50	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class A2	2.31	8/25/22	49
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K027, Class A2	2.64	1/25/23	200
80	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class A1	2.76	5/25/20	82
350	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87	12/25/21	359
104	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02	2/25/23	108
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2 (a)	3.06	7/25/23	204
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2 (a)	3.31	5/25/23	207
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.32	2/25/23	208
260	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87	4/25/21	277
225	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class A2	4.19	12/25/20	244
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A2	4.25	1/25/20	215
120	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010, Class A2	4.33	10/25/20	131
125	GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.68	4/10/47	130
300	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24	8/10/46	321

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$150	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.64	11/15/47	$152
200	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4	3.80	9/15/47	206
200	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A5	4.13	11/15/45	211
193	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-LC11, Class A2	1.85	4/15/46	192
250	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	247
250	Morgan Stanley BAML Trust, Series 2013-C11, Class A2	3.09	8/15/46	255
100	Morgan Stanley BAML Trust, Series 2015-C21, Class ASB	3.15	3/15/48	100
100	Morgan Stanley BAML Trust, Series 2015-C20, Class A4	3.25	2/15/48	98
100	Morgan Stanley BAML Trust, Series 2014-C17, Class A5	3.74	8/15/47	103
100	Morgan Stanley BAML Trust, Series 2014-C15, Class A4	4.05	4/15/47	105
1,000	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (a)	5.45	2/12/44	1,024
847	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	5.92	7/11/17	881
250	UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB	3.00	5/10/45	251
155	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4	3.53	5/10/63	159
225	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.50	4/15/47	231
185	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5	3.82	8/15/50	191
156	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class C	4.07	2/15/48	144
106	WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A1	1.19	3/15/47	105
200	WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class ASB	2.98	6/15/46	201

	Total Collateralized Mortgage Obligations			11,307

	U.S. Government Agency Mortgages — 88.00%
84	Fannie Mae, Pool #AS0001	2.00	7/1/28	83
437	Fannie Mae, Pool #AS1058	2.00	11/1/28	433
74	Fannie Mae, Pool #AY4232	2.00	5/1/30	72
256	Fannie Mae, Pool #AB7391	2.50	12/1/42	247
272	Fannie Mae, Pool #AU5334	2.50	11/1/28	275
465	Fannie Mae, Pool #AS4946	2.50	5/1/30	469
625	Fannie Mae, Pool #AP4742	2.50	8/1/27	635
765	Fannie Mae, Pool #MA1210	2.50	9/1/49	777
383	Fannie Mae, Pool #AU2619	2.50	8/1/28	388
116	Fannie Mae, Pool #AS4660	2.50	3/1/30	117
189	Fannie Mae, Pool #AU6387	2.50	11/1/28	191
581	Fannie Mae, Pool #AO3019	2.50	5/1/27	590
97	Fannie Mae, Pool #AT2717	2.50	5/1/43	93
284	Fannie Mae, Pool #AU4798	2.50	9/1/28	287
80	Fannie Mae, Pool #MA1270	2.50	11/1/32	79
37	Fannie Mae, Pool #MA1511	2.50	7/1/33	36
698	Fannie Mae, Pool #MA1277	2.50	12/1/27	709
106	Fannie Mae, Pool #AS0513	2.50	8/1/43	103
196	Fannie Mae, Pool #AZ6458	2.50	7/1/30	198
138	Fannie Mae, Pool #AL5800 (a)	2.68	2/1/44	142
62	Fannie Mae, Pool #AL4360 (a)	2.70	11/1/43	64
213	Fannie Mae, Pool #AY1861 (a)	2.72	1/1/45	217
300	Fannie Mae, Series 2012-M1, Class A2	2.73	10/25/21	308
343	Fannie Mae, Pool #AU3735	3.00	8/1/43	344
98	Fannie Mae, Pool #AY2961	3.00	5/1/45	98
618	Fannie Mae, Pool #AK0006	3.00	1/1/27	640
235	Fannie Mae, Pool #MA1401	3.00	4/1/33	241
569	Fannie Mae, Pool #MA1307	3.00	1/1/33	584
763	Fannie Mae, Pool #AK3302	3.00	3/1/27	790
291	Fannie Mae, Pool #AY4200	3.00	5/1/45	291
150	Fannie Mae, Pool #AU7890	3.00	9/1/28	155
1,101	Fannie Mae, Pool #AO0752	3.00	4/1/42	1,105
108	Fannie Mae, Pool #MA1338	3.00	2/1/33	111

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$460	Fannie Mae, Pool #AB4483	3.00	2/1/27	$476
262	Fannie Mae, Pool #AW7383	3.00	8/1/29	270
148	Fannie Mae, Pool #AW8295	3.00	8/1/29	153
463	Fannie Mae, Pool #MA2246	3.00	4/1/30	478
190	Fannie Mae, Pool #MA2230	3.00	4/1/35	193
86	Fannie Mae, Pool #MA2087	3.00	11/1/34	87
175	Fannie Mae, Pool #MA2149	3.00	1/1/30	180
504	Fannie Mae, Pool #AB8897	3.00	4/1/43	505
48	Fannie Mae, Pool #MA2287	3.00	6/1/35	49
61	Fannie Mae, Pool #MA2065	3.00	10/1/34	63
1,872	Fannie Mae, Pool #AB7099	3.00	11/1/42	1,877
48	Fannie Mae, Pool #AX8309	3.00	11/1/29	50
517	Fannie Mae, Pool #AS4333	3.00	1/1/45	517
211	Fannie Mae, Pool #MA1527	3.00	8/1/33	217
854	Fannie Mae, Pool #AP2465	3.00	8/1/42	857
975	Fannie Mae, Pool #AP6493	3.00	9/1/42	978
504	Fannie Mae, Pool #AT0682	3.00	4/1/43	504
105	Fannie Mae, Pool #AS4334	3.00	1/1/45	105
61	Fannie Mae, Pool #AR7426	3.00	7/1/43	61
466	Fannie Mae, Pool #AT7620	3.00	6/1/43	467
486	Fannie Mae, Pool #AT2014	3.00	4/1/43	486
1,777	Fannie Mae, Pool #AP6375	3.00	9/1/42	1,783
80	Fannie Mae, Pool #AT1575	3.00	5/1/43	80
164	Fannie Mae, Pool #AS3117	3.00	8/1/29	169
236	Fannie Mae, Pool #AS2312	3.00	5/1/29	243
482	Fannie Mae, Pool #AY4829	3.00	5/1/45	483
1,482	Fannie Mae, Pool #AQ7920	3.00	12/1/42	1,486
267	Fannie Mae, Pool #AQ3223	3.00	11/1/27	277
371	Fannie Mae, Pool #AS1527	3.00	1/1/29	382
178	Fannie Mae, Pool #310139	3.50	11/1/25	187
45	Fannie Mae, Pool #AX0159	3.50	9/1/29	47
447	Fannie Mae, Pool #MA1107	3.50	7/1/32	467
776	Fannie Mae, Pool #AQ0546	3.50	11/1/42	802
462	Fannie Mae, Pool #AY4300	3.50	1/1/45	477
465	Fannie Mae, Pool #MA1980	3.50	8/1/44	479
450	Fannie Mae, Pool #MA2125	3.50	12/1/44	464
265	Fannie Mae, Pool #AX5201	3.50	10/1/29	277
294	Fannie Mae, Pool #AS5696	3.50	8/1/45	303
346	Fannie Mae, Pool #MA1059	3.50	5/1/32	361
394	Fannie Mae, Pool #AX2486	3.50	10/1/44	406
49	Fannie Mae, Pool #MA1021	3.50	3/1/27	52
1,873	Fannie Mae, Pool #AB6017	3.50	8/1/42	1,935
475	Fannie Mae, Pool #AS4773	3.50	4/1/45	490
460	Fannie Mae, Pool #AX9530	3.50	2/1/45	475
472	Fannie Mae, Pool #AY1306	3.50	3/1/45	487
222	Fannie Mae, Pool #AS4772	3.50	4/1/45	229
116	Fannie Mae, Pool #AS2081	3.50	4/1/29	122
388	Fannie Mae, Pool #AJ8476	3.50	12/1/41	401
1,814	Fannie Mae, Pool #AK7497	3.50	4/1/42	1,875
1,818	Fannie Mae, Pool #AO2548	3.50	4/1/42	1,879
122	Fannie Mae, Pool #AK0706	3.50	2/1/27	128
462	Fannie Mae, Pool #AS4771	3.50	4/1/45	476
303	Fannie Mae, Pool #AJ4093	3.50	10/1/26	318
434	Fannie Mae, Pool #MA1982	3.50	8/1/34	453

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$41	Fannie Mae, Pool #AJ6181	3.50	12/1/26	$43
488	Fannie Mae, Pool #AZ0862	3.50	7/1/45	504
486	Fannie Mae, Pool #MA2292	3.50	6/1/45	502
1,027	Fannie Mae, Pool #AL1717	3.50	5/1/27	1,078
261	Fannie Mae, Pool #AU3742	3.50	8/1/43	270
222	Fannie Mae, Pool #AO9140	3.50	7/1/42	230
200	Fannie Mae, Pool #AO4647	3.50	6/1/42	207
652	Fannie Mae, Pool #AO3760	3.50	5/1/42	674
356	Fannie Mae, Pool #AO4385	3.50	6/1/42	368
76	Fannie Mae, Pool #AV6407	3.50	2/1/29	80
73	Fannie Mae, Pool #AP9390	3.50	10/1/42	76
451	Fannie Mae, Pool #AS3133	3.50	8/1/44	466
1,861	Fannie Mae, Pool #AO8137	3.50	8/1/42	1,923
817	Fannie Mae, Pool #AS0531	4.00	9/1/43	869
445	Fannie Mae, Pool #AX0841	4.00	9/1/44	471
61	Fannie Mae, Pool #AW9041	4.00	8/1/44	64
404	Fannie Mae, Pool #AS2498	4.00	5/1/44	427
64	Fannie Mae, Pool #AY2291	4.00	3/1/45	67
366	Fannie Mae, Pool #AW5063	4.00	7/1/44	387
350	Fannie Mae, Pool #AV2340	4.00	12/1/43	370
897	Fannie Mae, Pool #AJ7857	4.00	12/1/41	952
368	Fannie Mae, Pool #AO2959	4.00	5/1/42	390
434	Fannie Mae, Pool #AS3467	4.00	10/1/44	459
83	Fannie Mae, Pool #AS3448	4.00	9/1/44	88
599	Fannie Mae, Pool #AH5859	4.00	2/1/41	635
1,025	Fannie Mae, Pool #AJ5303	4.00	11/1/41	1,087
1,799	Fannie Mae, Pool #AH6242	4.00	4/1/26	1,891
402	Fannie Mae, Pool #AY1595	4.00	1/1/45	425
344	Fannie Mae, Pool #AS3903	4.00	11/1/44	365
1,329	Fannie Mae, Pool #AJ7689	4.00	12/1/41	1,409
2,121	Fannie Mae, Pool #190405	4.00	10/1/40	2,250
252	Fannie Mae, Pool #AC7328	4.00	12/1/39	266
417	Fannie Mae, Pool #MA0641	4.00	2/1/31	446
152	Fannie Mae, Pool #MA0493	4.00	8/1/30	162
99	Fannie Mae, Pool #AT3872	4.00	6/1/43	104
243	Fannie Mae, Pool #AS3468	4.00	10/1/44	257
443	Fannie Mae, Pool #AS3293	4.00	9/1/44	469
428	Fannie Mae, Pool #AS3216	4.00	9/1/44	453
68	Fannie Mae, Pool #AH3394	4.00	1/1/41	72
42	Fannie Mae, Pool #AW7048	4.50	6/1/44	45
143	Fannie Mae, Pool #AU5302	4.50	10/1/43	154
42	Fannie Mae, Pool #310112	4.50	6/1/19	44
21	Fannie Mae, Pool #254720	4.50	5/1/18	21
248	Fannie Mae, Pool #MA0481	4.50	8/1/30	269
304	Fannie Mae, Pool #AA9781	4.50	7/1/24	328
81	Fannie Mae, Pool #AA0860	4.50	1/1/39	87
298	Fannie Mae, Pool #AS0861	4.50	10/1/43	321
1,009	Fannie Mae, Pool #AL1107	4.50	11/1/41	1,092
75	Fannie Mae, Pool #AH6790	4.50	3/1/41	81
1,323	Fannie Mae, Pool #AH7521	4.50	3/1/41	1,432
440	Fannie Mae, Pool #AI4815	4.50	6/1/41	476
955	Fannie Mae, Pool #AH9055	4.50	4/1/41	1,034
80	Fannie Mae, Pool #982892	4.50	5/1/23	84
446	Fannie Mae, Pool #AE0217	4.50	8/1/40	483

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$428	Fannie Mae, Pool #AD8529	4.50	8/1/40	$463
181	Fannie Mae, Pool #AS2276	4.50	4/1/44	196
332	Fannie Mae, Pool #AL4450	4.50	12/1/43	359
189	Fannie Mae, Pool #AB1389	4.50	8/1/40	204
362	Fannie Mae, Pool #AS1638	4.50	2/1/44	391
74	Fannie Mae, Pool #AB1470	4.50	9/1/40	80
4	Fannie Mae, Pool #AB0339	4.50	1/1/20	5
407	Fannie Mae, Pool #AB3192	4.50	6/1/41	440
89	Fannie Mae, Pool #725238	5.00	3/1/34	98
72	Fannie Mae, Pool #890603	5.00	8/1/41	79
3	Fannie Mae, Pool #868986	5.00	5/1/21	3
1	Fannie Mae, Pool #650196	5.00	11/1/17	1
422	Fannie Mae, Pool #AS0837	5.00	10/1/43	464
324	Fannie Mae, Pool #AH5988	5.00	3/1/41	356
83	Fannie Mae, Pool #890621	5.00	5/1/42	91
1,620	Fannie Mae, Pool #889117	5.00	10/1/35	1,792
58	Fannie Mae, Pool #725504	5.00	1/1/19	61
189	Fannie Mae, Pool #AS0575	5.00	9/1/43	208
37	Fannie Mae, Pool #AL3272	5.00	2/1/25	41
534	Fannie Mae, Pool #AL5788	5.00	5/1/42	590
183	Fannie Mae, Pool #836750	5.00	10/1/35	201
158	Fannie Mae, Pool #796663	5.00	9/1/19	164
2	Fannie Mae, Pool #630942	5.50	2/1/17	2
43	Fannie Mae, Pool #929451	5.50	5/1/38	48
105	Fannie Mae, Pool #976945	5.50	2/1/23	113
4	Fannie Mae, Pool #A79636	5.50	7/1/38	5
7	Fannie Mae, Pool #A69671	5.50	12/1/37	7
50	Fannie Mae, Pool #909662	5.50	2/1/22	54
6	Fannie Mae, Pool #625938	5.50	3/1/17	6
38	Fannie Mae, Pool #AL0725	5.50	6/1/24	39
2,370	Fannie Mae, Pool #890221	5.50	12/1/33	2,663
44	Fannie Mae, Pool #545400	5.50	1/1/17	45
14	Fannie Mae, Pool #545900	5.50	7/1/17	14
1,455	Fannie Mae, Pool #725228	6.00	3/1/34	1,660
393	Fannie Mae, Pool #889984	6.50	10/1/38	449
575	Fannie Mae, 30 YR TBA	3.50	2/25/46	592
825	Fannie Mae, 30 YR TBA	3.50	1/25/46	851
1,200	Fannie Mae, 30 YR TBA	4.00	1/25/45	1,269
87	Freddie Mac, Pool #J25759	2.00	8/1/28	86
96	Freddie Mac, Pool #G18547	2.00	3/1/30	94
237	Freddie Mac, Pool #J25777	2.00	9/1/28	235
266	Freddie Mac, Pool #849138 (a)	2.42	10/1/43	271
172	Freddie Mac, Pool #849578 (a)	2.43	12/1/44	176
24	Freddie Mac, Pool #1G2883 (a)	2.50	6/1/38	25
391	Freddie Mac, Pool #G18568	2.50	9/1/30	395
350	Freddie Mac, Pool #G18533	2.50	12/1/29	353
156	Freddie Mac, Pool #G18485	2.50	10/1/28	158
436	Freddie Mac, Pool #J26408	2.50	11/1/28	444
159	Freddie Mac, Pool #J25585	2.50	9/1/28	161
370	Freddie Mac, Pool #J25016	2.50	8/1/28	376
389	Freddie Mac, Pool #G18470	2.50	6/1/28	395
359	Freddie Mac, Pool #G18459	2.50	3/1/28	365
53	Freddie Mac, Pool #G18472	2.50	7/1/28	54
371	Freddie Mac, Pool #J18954	2.50	4/1/27	377

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$96	Freddie Mac, Pool #C09026	2.50	2/1/43	$93
356	Freddie Mac, Pool #J23440	2.50	4/1/28	362
87	Freddie Mac, Pool #Q19754	3.00	7/1/43	87
80	Freddie Mac, Pool #Q18599	3.00	6/1/43	80
26	Freddie Mac, Pool #Q18882	3.00	5/1/43	26
395	Freddie Mac, Pool #G15145	3.00	7/1/29	407
259	Freddie Mac, Pool #Q20067	3.00	7/1/43	259
20	Freddie Mac, Pool #Q13086	3.00	11/1/42	20
488	Freddie Mac, Pool #Q16222	3.00	3/1/43	488
750	Freddie Mac, Pool #G08534	3.00	6/1/43	750
75	Freddie Mac, Pool #J33135	3.00	11/1/30	77
87	Freddie Mac, Pool #G08540	3.00	8/1/43	87
100	Freddie Mac, Pool #G18575	3.00	11/1/30	103
415	Freddie Mac, Pool #G08525	3.00	5/1/43	415
163	Freddie Mac, Pool #J28722	3.00	7/1/29	168
744	Freddie Mac, Pool #Q21065	3.00	8/1/43	744
430	Freddie Mac, Pool #G15217	3.00	11/1/29	444
1,645	Freddie Mac, Pool #G08537	3.00	7/1/43	1,645
82	Freddie Mac, Pool #J29932	3.00	11/1/29	84
488	Freddie Mac, Pool #G18514	3.00	6/1/29	503
225	Freddie Mac, Pool #AZ0538	3.00	9/1/30	232
270	Freddie Mac, Pool #G18569	3.00	9/1/30	278
368	Freddie Mac, Pool #C91581	3.00	11/1/32	377
340	Freddie Mac, Pool #G18531	3.00	11/1/29	351
542	Freddie Mac, Pool #G08653	3.00	7/1/45	541
168	Freddie Mac, Pool #C91707	3.00	6/1/33	172
392	Freddie Mac, Pool #G18518	3.00	7/1/29	405
296	Freddie Mac, Pool #C04422	3.00	12/1/42	296
510	Freddie Mac, Pool #G08635	3.00	4/1/45	509
392	Freddie Mac, Pool #C04446	3.00	1/1/43	393
195	Freddie Mac, Pool #G08640	3.00	5/1/45	195
422	Freddie Mac, Pool #C04619	3.00	3/1/43	422
86	Freddie Mac, Pool #G18534	3.00	12/1/29	89
175	Freddie Mac, Pool #G08680	3.00	12/1/45	175
166	Freddie Mac, Pool #C91819	3.00	4/1/35	170
248	Freddie Mac, Pool #C91724	3.00	9/1/33	254
194	Freddie Mac, Pool #Q12052	3.50	10/1/42	200
407	Freddie Mac, Pool #Q09896	3.50	8/1/42	419
390	Freddie Mac, Pool #J15105	3.50	4/1/26	409
87	Freddie Mac, Pool #C03920	3.50	5/1/42	90
219	Freddie Mac, Pool #Q06749	3.50	3/1/42	226
317	Freddie Mac, Pool #Q08903	3.50	6/1/42	327
96	Freddie Mac, Pool #G30776	3.50	7/1/35	100
250	Freddie Mac, Pool #Q37449	3.50	11/1/45	258
133	Freddie Mac, Pool #J14232	3.50	1/1/21	139
437	Freddie Mac, Pool #Q20860	3.50	8/1/43	450
399	Freddie Mac, Pool #J26144	3.50	10/1/23	418
295	Freddie Mac, Pool #C91403	3.50	3/1/32	308
305	Freddie Mac, Pool #Q08998	3.50	6/1/42	314
97	Freddie Mac, Pool #J27494	3.50	2/1/29	102
320	Freddie Mac, Pool #C91456	3.50	6/1/32	335
232	Freddie Mac, Pool #Q04087	3.50	10/1/41	239
521	Freddie Mac, Pool #G08632	3.50	3/1/45	536
75	Freddie Mac, Pool #MA2495	3.50	12/31/49	77

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$744	Freddie Mac, Pool #G08562	3.50	1/1/44	$766
164	Freddie Mac, Pool #G08605	3.50	9/1/44	168
150	Freddie Mac, Pool #G08681	3.50	12/1/45	154
490	Freddie Mac, Pool #G08654	3.50	7/1/45	505
453	Freddie Mac, Pool #G08623	3.50	1/1/45	467
863	Freddie Mac, Pool #G08636	3.50	4/1/45	889
1,555	Freddie Mac, Pool #G08495	3.50	6/1/42	1,602
492	Freddie Mac, Pool #G08627	3.50	2/1/45	507
486	Freddie Mac, Pool #G08650	3.50	6/1/45	501
494	Freddie Mac, Pool #G08667	3.50	9/1/45	509
350	Freddie Mac, Pool #AY5303	3.50	3/1/45	362
164	Freddie Mac, Pool #G08599	3.50	8/1/44	169
766	Freddie Mac, Pool #G08554	3.50	10/1/43	789
531	Freddie Mac, Pool #G08641	3.50	5/1/45	547
490	Freddie Mac, Pool #G08660	4.00	8/1/45	518
375	Freddie Mac, Pool #G08669	4.00	9/1/45	396
482	Freddie Mac, Pool #G06506	4.00	12/1/40	510
326	Freddie Mac, Pool #J11263	4.00	11/1/19	339
200	Freddie Mac, Pool #AY0025	4.00	2/1/45	212
58	Freddie Mac, Pool #J12435	4.00	6/1/25	61
49	Freddie Mac, Pool #G08633	4.00	3/1/45	52
2,029	Freddie Mac, Pool #A96286	4.00	1/1/41	2,149
420	Freddie Mac, Pool #C09070	4.00	12/1/44	444
200	Freddie Mac, Pool #AZ8067	4.00	9/1/45	212
464	Freddie Mac, Pool #G08616	4.00	11/1/44	490
148	Freddie Mac, Pool #C91738	4.00	11/1/33	158
427	Freddie Mac, Pool #G08618	4.00	12/1/44	452
260	Freddie Mac, Pool #C91765	4.00	5/1/34	278
254	Freddie Mac, Pool #G14453	4.00	6/1/26	268
25	Freddie Mac, Pool #Q27456	4.00	7/1/44	26
348	Freddie Mac, Pool #G08567	4.00	1/1/44	368
196	Freddie Mac, Pool #G08601	4.00	8/1/44	207
407	Freddie Mac, Pool #Q24955	4.00	2/1/44	432
352	Freddie Mac, Pool #Q27594	4.00	8/1/44	372
473	Freddie Mac, Pool #G08588	4.00	5/1/44	500
318	Freddie Mac, Pool #G08459	4.00	9/1/41	337
119	Freddie Mac, Pool #G08483	4.00	3/1/42	126
0	Freddie Mac, Pool #G14786	4.00	4/1/19	0
436	Freddie Mac, Pool #G08595	4.00	7/1/44	460
390	Freddie Mac, Pool #A97495	4.50	3/1/41	421
106	Freddie Mac, Pool #E02862	4.50	3/1/26	114
165	Freddie Mac, Pool #J09503	4.50	4/1/24	177
267	Freddie Mac, Pool #A90437	4.50	1/1/40	288
274	Freddie Mac, Pool #G08596	4.50	7/1/44	296
2,997	Freddie Mac, Pool #A97692	4.50	3/1/41	3,234
56	Freddie Mac, Pool #C09059	4.50	3/1/44	61
33	Freddie Mac, Pool #357316	4.50	12/1/17	34
77	Freddie Mac, Pool #J07849	4.50	5/1/23	82
125	Freddie Mac, Pool #J09311	4.50	2/1/24	133
196	Freddie Mac, Pool #Q25432	4.50	3/1/44	212
89	Freddie Mac, Pool #Q22671	4.50	11/1/43	97
125	Freddie Mac, Pool #G13255	5.00	7/1/23	136
567	Freddie Mac, Pool #G04913	5.00	3/1/38	620
35	Freddie Mac, Pool #G07068	5.00	7/1/41	38

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$1,186	Freddie Mac, Pool #C01598	5.00	8/1/33	$1,312
85	Freddie Mac, Pool #G05205	5.00	1/1/39	93
78	Freddie Mac, Pool #C90845	5.00	8/1/24	85
385	Freddie Mac, Pool #Q00763	5.00	5/1/41	421
175	Freddie Mac, Pool #G06031	5.50	3/1/40	195
1,342	Freddie Mac, Pool #G01665	5.50	3/1/34	1,494
7	Freddie Mac, Pool #G06091	5.50	5/1/40	8
84	Freddie Mac, Pool #G05709	6.00	6/1/38	95
54	Freddie Mac, Pool #A62706	6.00	6/1/37	61
688	Freddie Mac, Pool #G02794	6.00	5/1/37	778
140	Freddie Mac, Pool #G03551	6.00	11/1/37	158
25	Freddie Mac, Gold 15 YR TBA	2.50	1/15/30	25
150	Freddie Mac, Gold 15 YR TBA	3.00	1/15/31	155
600	Freddie Mac, Gold 30 YR TBA	3.50	2/15/46	616
200	Freddie Mac, Gold 30 YR TBA	3.50	1/15/44	206
300	Freddie Mac, Gold 30 YR TBA	4.00	1/15/46	317
371	Government National Mortgage Association, Pool #MA2767 (a)	2.50	4/20/45	377
147	Government National Mortgage Association, Pool #MA0712 (a)	2.50	1/20/43	150
74	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	76
76	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	77
25	Government National Mortgage Association, Pool #711729	2.50	3/15/43	24
135	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	137
171	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	166
25	Government National Mortgage Association, Pool #MA2890	2.50	6/20/45	24
140	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	143
92	Government National Mortgage Association, Pool #776954	2.50	11/15/42	90
2,447	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	2,490
142	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	148
89	Government National Mortgage Association, Pool #MA2797	3.00	5/20/30	93
407	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	414
229	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	233
310	Government National Mortgage Association, Pool #779084	3.00	4/15/42	315
149	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	152
413	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	420
76	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	77
188	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	195
143	Government National Mortgage Association, Pool #MA2600	3.00	2/20/45	146
436	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	443
390	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	397
507	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	516
370	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	376
208	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	211
447	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	453
49	Government National Mortgage Association, Pool #AN5756	3.00	7/15/45	50
400	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	406
347	Government National Mortgage Association, Pool #MA3104	3.00	8/20/45	352
345	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	350
837	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	852
387	Government National Mortgage Association, Pool #MA2825	3.00	5/20/45	393
563	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	589
448	Government National Mortgage Association, Pool #MA0022	3.50	4/20/42	469
50	Government National Mortgage Association, Pool #AL8566	3.50	3/15/45	52
62	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	64
1,432	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	1,497
668	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	698

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$96	Government National Mortgage Association, Pool #740798	3.50	1/15/42	$101
285	Government National Mortgage Association, Pool #MA1919	3.50	5/20/44	298
206	Government National Mortgage Association, Pool #738602	3.50	8/15/26	216
752	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	786
413	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	431
304	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	317
170	Government National Mortgage Association, Pool #AD2416	3.50	5/15/43	177
274	Government National Mortgage Association, Pool #AD2954	3.50	7/15/44	285
484	Government National Mortgage Association, Pool #MA2892	3.50	6/20/45	505
793	Government National Mortgage Association, Pool #MA3034	3.50	8/20/45	828
648	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	677
229	Government National Mortgage Association, Pool #778157	3.50	3/15/42	238
79	Government National Mortgage Association, Pool #796271	3.50	7/15/42	82
710	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	742
341	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	357
347	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	363
363	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	379
1,096	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	1,146
38	Government National Mortgage Association, Pool #MA1266	3.50	9/20/28	39
1,496	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	1,564
472	Government National Mortgage Association, Pool #MA2754	3.50	4/20/45	492
65	Government National Mortgage Association, Pool #779401	4.00	6/15/42	69
307	Government National Mortgage Association, Pool #713876	4.00	8/15/39	325
323	Government National Mortgage Association, Pool #MA1678	4.00	2/20/44	344
252	Government National Mortgage Association, Pool #AD5627	4.00	4/15/43	267
546	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	582
125	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	133
183	Government National Mortgage Association, Pool #753254	4.00	9/15/43	194
540	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	574
70	Government National Mortgage Association, Pool #766495	4.00	10/15/41	74
206	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	219
482	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	512
392	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	416
162	Government National Mortgage Association, Pool #738710	4.00	9/15/41	172
622	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	662
133	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	143
70	Government National Mortgage Association, Pool #004922	4.00	1/20/41	75
197	Government National Mortgage Association, Pool #740068	4.00	9/15/40	209
234	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	249
226	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	240
426	Government National Mortgage Association, Pool #MA1376	4.00	10/20/43	454
199	Government National Mortgage Association, Pool #AM8203	4.00	5/15/45	212
254	Government National Mortgage Association, Pool #MA2602	4.00	2/20/45	270
434	Government National Mortgage Association, Pool #MA1449	4.00	11/20/43	463
289	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	308
1,393	Government National Mortgage Association, Pool #005139	4.00	8/20/41	1,491
630	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	671
105	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	114
418	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	450
277	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	302
1,830	Government National Mortgage Association, Pool #004801	4.50	9/20/40	1,993
1,335	Government National Mortgage Association, Pool #721760	4.50	8/15/40	1,460
335	Government National Mortgage Association, Pool #005260	4.50	12/20/41	365
543	Government National Mortgage Association, Pool #717148	4.50	5/15/39	593
74	Government National Mortgage Association, Pool #738793	4.50	9/15/41	80

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$524	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	$564
88	Government National Mortgage Association, Pool #729511	4.50	4/15/40	95
2	Government National Mortgage Association, Pool #673496	5.00	4/15/38	3
221	Government National Mortgage Association, Pool #604285	5.00	5/15/33	246
164	Government National Mortgage Association, Pool #712690	5.00	4/15/39	179
66	Government National Mortgage Association, Pool #782468	5.00	11/15/38	73
401	Government National Mortgage Association, Pool #782523	5.00	11/15/35	447
93	Government National Mortgage Association, Pool #675179	5.00	3/15/38	103
41	Government National Mortgage Association, Pool #MA0465	5.00	10/20/42	46
315	Government National Mortgage Association, Pool #MA2076	5.00	7/20/44	343
232	Government National Mortgage Association, Pool #694531	5.00	11/15/38	254
1,506	Government National Mortgage Association, Pool #004559	5.00	10/20/39	1,664
84	Government National Mortgage Association, Pool #658181	5.50	11/15/36	93
39	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	43
297	Government National Mortgage Association, Pool #783284	5.50	6/20/40	330
197	Government National Mortgage Association, Pool #510835	5.50	2/15/35	222
168	Government National Mortgage Association, Pool #004222	6.00	8/20/38	188
188	Government National Mortgage Association, Pool #004245	6.00	9/20/38	211
364	Government National Mortgage Association, Pool #781959	6.00	7/15/35	420
19	Government National Mortgage Association, Pool #695773	6.50	11/15/38	22
2	Government National Mortgage Association, Pool #690789	6.50	5/15/38	2
48	Government National Mortgage Association, Pool #699237	6.50	9/15/38	55
375	Government National Mortgage Association, 30 YR TBA	3.00	2/20/45	380
2,275	Government National Mortgage Association, 30 YR TBA	3.50	2/15/46	2,364
1,020	Government National Mortgage Association, 30 YR TBA	3.50	1/20/45	1,063
400	Government National Mortgage Association, 30 YR TBA	4.00	1/20/46	425
100	Government National Mortgage Association, 30 YR TBA	4.00	1/15/46	106

	Total U.S. Government Agency Mortgages			177,890

	Yankee Dollars — 0.32%
100	Bank of Nova Scotia (Banks)	1.85	4/14/20	98
100	Bank of Nova Scotia (Banks)	2.13	9/11/19	100
200	Royal Bank of Canada (Banks)	1.20	9/19/17	199
150	Royal Bank of Canada (Banks)	1.88	2/5/20	147
100	Royal Bank of Canada (Banks)	2.20	9/23/19	100

	Total Yankee Dollars			644

	Mutual Fund — 8.31%
16,806,531	SSgA Treasury Money Market Fund (b)	0.00		16,806

	Total Mutual Fund			16,806

	Total Investments Before TBA Sale Commitments (cost $209,102) — 103.97%			210,191
	TBA Sale Commitments (c) — (2.24)%
$(300)	Fannie Mae, 15 YR TBA	3.50	1/25/30	(314)
(1,000)	Fannie Mae, 15 YR TBA	4.00	1/25/46	(1,042)
(250)	Fannie Mae, 15 YR TBA	5.50	1/25/31	(260)
(325)	Fannie Mae, 30 YR TBA	5.00	1/25/46	(358)
(100)	Fannie Mae, 30 YR TBA	2.50	1/25/46	(97)
(225)	Fannie Mae, 30 YR TBA	4.50	2/25/46	(243)
(125)	Fannie Mae, 30 YR TBA	3.00	1/25/46	(125)
(475)	Fannie Mae, 30 YR TBA	4.50	1/25/46	(512)
(100)	Freddie Mac, Gold 15 YR TBA	4.00	1/15/31	(104)
(200)	Freddie Mac, Gold 15 YR TBA	4.50	1/15/31	(206)
(100)	Freddie Mac, Gold 30 YR TBA	4.50	2/15/46	(108)
(75)	Freddie Mac, Gold 30 YR TBA	5.00	1/15/46	(82)
(450)	Freddie Mac, Gold 30 YR TBA	4.50	1/15/44	(485)
(25)	Freddie Mac, Gold 30 YR TBA	2.50	2/15/46	(24)
(100)	Government National Mortgage Association, 30 YR TBA	4.50	1/20/45	(107)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	TBA Sale Commitments (c) (continued)
$(300)	Government National Mortgage Association, 30 YR TBA	5.00	1/20/46	$(325)
(100)	Government National Mortgage Association, 30 YR TBA	4.50	1/15/46	(108)
(50)	Government National Mortgage Association, 30 YR TBA	2.50	1/20/46	(48)

	Total TBA Sale Commitments			(4,548)

	Liabilities in excess of other assets — (1.73)%			(3,496)

	Net Assets — 100.00%			$202,147

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2015.

(b)	The rate disclosed is the rate in effect on December 31, 2015.

(c)

Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Financial Statements.)

TBA — To Be Announced purchase or sale commitment. Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Mellon Capital Management Corporation	HC Capital Solutions	Total
Asset Backed Securities	1.75%	—	1.75%
Collateralized Mortgage Obligations	5.59%	—	5.59%
U.S. Government Agency Mortgages	88.00%	—	88.00%
Yankee Dollars	0.32%	—	0.32%
Mutual Fund	1.89%	6.42%	8.31%
TBA Sale Commitments	-2.24%	—	-2.24%
Other Assets (Liabilities)	-1.72%	-0.01%	-1.73%

Total Net Assets	93.59%	6.41%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.05%
	Arizona — 5.69%
$650	Arizona State Transportation Board Grant Anticipation Notes Revenue, Series A	5.00	7/1/17	$690
460	Gilbert Arizona Public Facilities Municipal Property Corp. Revenue	5.00	7/1/17	489

				1,179

	Arkansas — 1.97%
400	Rogers Arkansas Sales & USE Tax Revenue	3.00	11/1/16	408

	Florida — 2.01%
255	Port St. Lucie Florida Utility Revenue (NATL-RE)	5.00	9/1/16	262
150	Tallahassee Florida Energy System Revenue	5.00	10/1/16	155

				417

	Illinois — 7.41%
425	McHenry County Illinois Conservation District, GO	5.00	2/1/20	486
475	Northbrook Illinois, GO, Series A	5.00	12/1/19	541
500	Regional Transportation Authority Revenue (AGM/GO of Authority)	5.75	6/1/16	511

				1,538

	Iowa — 7.52%
500	Ames Iowa Refunding Corp. Purpose Bonds, GO, Series A	5.00	6/1/16	509
450	Waukee Iowa Community School District, GO, Series C	5.00	6/1/19	505
500	West Des Moines Iowa, GO, Series B	5.00	6/1/18	548

				1,562

	Maryland — 2.50%
450	Maryland State, GO, Series A	5.00	3/1/20	519

	Massachusetts — 2.54%
525	Ashburnham Massachusetts, GO	5.00	1/15/16	526

	Michigan — 9.90%
400	Michigan State Finance Authority Revenue, Trinity Health Corp. Revenue	5.00	12/1/18	443
1,000	Michigan State, GO, Series A	4.00	11/1/16	1,030
500	Oakland University Michigan Revenue	5.00	3/1/21	582

				2,055

	Nevada — 2.62%
535	Las Vegas Valley Nevada Water District, GO, Series B	4.00	6/1/16	543

	New Jersey — 0.70%
130	South Brunswick Township New Jersey, GO	4.00	9/1/20	145

	New Mexico — 2.60%
500	New Mexico Finance Authority State Transportation Revenue, Series A-2	5.00	12/15/17	540

	New York — 12.52%
525	Albany NY, GO, Series A	3.00	6/1/17	541
400	New York City, GO, Series B (AMBAC)	5.00	8/15/18	440
310	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D, ETM (Pre-Refunded/Escrowed to Maturity)	5.00	11/1/17	333
1,190	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D	5.00	11/1/17	1,281

				2,595

	Pennsylvania — 7.29%
525	Philadelphia Pennsylvania Authority For Industrial Development Temple University Revenue	5.00	4/1/21	613
475	Pleasant Valley Pennsylvania School District, GO (State Aid Withholding)	5.00	5/1/18	516
380	South Eastern Pennsylvania School District York County, GO (State Aid Withholding)	2.00	2/15/16	381

				1,510

	Tennessee — 2.68%
525	Tennessee State School Bond Authority Revenue, Series A	4.00	11/1/17	555

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — December 31, 2015 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas — 11.25%
$745	College Station Texas, GO	5.00	2/15/16	$749
450	Goose Creek Texas Consolidated Independent School District, GO, Callable 2/15/21 @ 100.00 (PSF-GTD)	5.00	2/15/22	527
430	Harris County Texas Toll Road Revenue, Senior Lien, Series B	5.00	8/15/22	519
400	Hurst-Euless-Bedford Texas Independent School District, GO (PSF-GTD)	5.00	8/15/17	427
110	Katy Texas Independent School District, GO, Series A (PSF-GTD)	4.00	2/15/17	114

				2,336

	Utah — 2.50%
500	Washington County Utah Water Conservancy District Revenue	5.25	10/1/16	518

	Virginia — 1.24%
250	Virginia State Commonwealth Transportation Board Revenue, Series B	5.00	9/15/16	258

	Washington — 12.31%
475	Clark County Washington Public Utilities District No. 1 System Revenue	5.00	1/1/18	512
275	King County Washington, GO, Series B	4.00	12/1/16	284
350	King County Washington Sewer Revenue , Callable 7/1/20 @ 100.00	5.00	1/1/22	403
500	Tacoma Washington Electric System Revenue, Series A	4.00	1/1/20	551
800	Washington State Health Care Facilities Authority, Catholic Health Revenue, Series A	5.00	2/1/16	803

				2,553

	Wisconsin — 2.80%
400	Madison Wisconsin Area Technical College, Promissory Notes, GO, Series B	3.00	3/1/16	402
175	Wisconsin State Clean Water Revenue, Series 3	5.00	6/1/16	178

				580

	Total Municipal Bonds			20,337

	Mutual Fund — 3.79%
786,473	SSgA Treasury Money Market Fund (a)	0.00		786

	Total Mutual Fund			786

	Total Investments (cost $20,976) — 101.84%			21,123
	Liabilities in excess of other assets — (1.84)%			(382)

	Net Assets — 100.00%			$20,741

(a)	The rate disclosed is the rate in effect on December 31, 2015.

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

ETM — Escrowed to Maturity

GO — General Obligation

NATL-RE — Reinsurance provided by National Reinsurance

PSF-GTD — Public School Fund Guaranteed

As of December 31, 2015, 100% of the Portfolio’s net assets were managed by Breckinridge Capital Advisors, Inc.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 92.49%
	Alabama — 2.06%
$2,500	Alabama State Public School & College Authority Revenue, Series B	5.00	1/1/19	$2,783
2,500	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/21	2,788
2,920	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/22	3,256

				8,827

	Alaska — 0.61%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A, Callable 4/1/20 @ 100.00 (GO of Authority)	5.25	4/1/22	2,597

	Arizona — 0.83%
1,500	Phoenix Arizona Civic Improvement Corp. Wastewater System Revenue, Junior Lien	5.00	7/1/21	1,775
1,625	Phoenix Arizona Civic Improvement Corp. Transportation Excise Tax Revenue	5.00	7/1/18	1,782

				3,557

	Arkansas — 0.33%
1,200	Arkansas State Development Finance Authority Hospital Revenue, Series B	5.00	2/1/23	1,401

	California — 9.80%
5,000	California State, GO, Callable 4/1/19 @ 100.00	5.50	4/1/21	5,704
5,000	California State, GO, Callable 10/1/19 @ 100.00	5.25	10/1/20	5,767
3,325	California State Department of Water Resources Revenue, Central Valley Project	5.25	7/1/22	3,336
1,000	California State Public Works Board Lease Revenue, Series B	5.00	10/1/21	1,191
1,480	Los Angeles California Wastewater System Revenue, Series D	5.00	6/1/21	1,766
2,500	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/20	2,916
1,650	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/21	1,970
5,000	Los Angeles California Harbor Department Revenue, Series C , Callable 8/1/19 @ 100.00	5.25	8/1/22	5,687
1,250	North Natomas California Community Facilities District Special Tax Revenue, Series E	5.00	9/1/18	1,350
5,000	Orange County California Sanitation District Wastewater Revenue, Series A	5.00	2/1/22	6,038
3,925	San Francisco California City & County Airports Commission International Terminal Revenue, Series F, AMT, Callable 5/1/21 @ 100.00	5.00	5/1/22	4,551
65	University of California Revenue, Series Q , Callable 5/15/17 @ 100.00	5.25	5/15/23	70
1,500	University of California Revenue, Series AO	5.00	5/15/20	1,743

				42,089

	Colorado — 2.57%
3,495	Colorado State Educational & Cultural Facilities Authority Revenue, Series B	5.00	4/1/19	3,894
5,000	Colorado State Health Facilities Authority Revenue, Catholic Health Initiatives, Series D-3, Callable 11/12/21 @ 100.00 (a)	5.00	10/1/38	5,786
1,150	Denver City & County Colorado Airport Revenue, Series A, AMT, Callable 7/1/16 @ 100.00	5.00	11/15/19	1,290

				10,970

	Connecticut — 1.12%
2,500	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series A	5.00	9/1/21	2,965
1,570	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series B	5.00	8/1/20	1,823

				4,788

	Florida — 7.88%
2,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.00	6/1/19	2,235
2,500	Citizens Property Insurance Corp. Florida Revenue, Senior Secured Bonds, Series A-1	5.00	6/1/19	2,792
5,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1, Callable 12/1/19 @ 100.00	5.00	6/1/20	5,631
2,000	Florida State Municipal Power Agency Revenue, Series A, Callable 10/1/19 @ 100.00	5.25	10/1/22	2,280
4,435	Florida State Turnpike Authority Revenue, Department of Transportation, Series C	5.00	7/1/20	5,137
1,285	Greater Orlando Florida Aviation Authority Airport Facilities Revenue, Series A	5.00	10/1/21	1,507
1,100	JEA Florida Electric System Revenue, Series A	5.00	10/1/20	1,278
1,600	Lee County Florida Transportation Facilities Revenue (AGM)	5.00	10/1/20	1,853
4,570	Miami-Dade County Florida Aviation Revenue, Series A	5.00	10/1/21	5,317
2,000	Orange Country Florida Tourist Development Tax Revenue	5.00	10/1/20	2,321

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Florida (continued)
$1,845	Palm Beach County Florida School Board, Series D	5.00	8/1/21	$2,175
1,155	Tampa Bay Florida Water Regional Supply Authority Utility System Revenue	5.00	10/1/20	1,347

				33,873

	Georgia — 4.97%
1,000	Atlanta Georgia Development Authority revenue, Series A-1	5.00	7/1/23	1,205
3,650	Atlanta Georgia Water & Wastewater Revenue, Series A, Callable 11/1/19 @ 100.00 (ETM)	6.00	11/1/21	4,307
1,700	Atlanta Georgia Water & Wastewater Revenue, Series B	5.00	11/1/19	1,935
3,050	Georgia State Municipal Gas Authority Revenue, Gas Portfolio III Project, Series U	5.00	10/1/21	3,583
2,000	Main Street Natural Gas, Inc. Georgia Gas Revenue, Series A (JP Morgan Chase & Co.)	5.00	3/15/19	2,207
4,500	Metropolitan Atlanta Georgia Rapid Transit Authority Sales Tax Revenue, Series A (NATL-RE)	5.00	7/1/19	5,089
1,620	Municipal Electric Authority of Georgia Revenue, Series A	5.00	1/1/21	1,891
1,000	Municipal Electric Authority of Georgia Revenue, Series D, Callable 7/1/18 @ 100.00	5.75	1/1/19	1,113

				21,330

	Idaho — 0.06%
260	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III, AMT	5.40	7/1/28	260

	Illinois — 5.26%
1,815	Chicago Illinois, GO, Series A (AMBAC)	5.00	12/1/24	1,848
1,000	Chicago Illinois, GO, Series A, Callable 12/1/20 @ 100.00	5.00	12/1/21	1,056
1,090	Chicago Illinois, GO, Series 2003B	5.00	1/1/22	1,155
2,550	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey/Narragansett Project, Series NT, Callable 2/11/16 @ 100.00 (d)	7.46	2/15/26	1,774
3,190	Chicago Illinois Park District, GO, Series D	5.00	1/1/21	3,544
1,000	Chicago Illinois Wastewater Transmission Revenue, Series C	5.00	1/1/21	1,117
1,205	City of Chicago Illinois Water Revenue	4.00	11/1/19	1,286
1,000	Chicago Illinois Water Revenue	4.00	11/1/21	1,068
1,240	Illinois State Finance Authority Revenue, Series B	5.00	5/1/22	1,469
1,500	Illinois State Finance Authority Revenue, University of Chicago, Series A	5.00	10/1/20	1,735
2,500	Illinois State Sales Tax Revenue (NATL-RE)	5.75	6/15/18	2,766
3,500	Railsplitter Illinois Tobacco Settlement Authority Revenue	5.00	6/1/18	3,780

				22,598

	Indiana — 0.55%
1,000	Indiana State Finance Authority Revenue, Stadium Project, Series A	5.00	2/1/23	1,202
1,000	Richmond Indiana Hospital Authority Revenue, Reid Hospital & Health Care, Series A	5.00	1/1/21	1,152

				2,354

	Kansas — 0.27%
1,185	Kansas State Department of Transportation Highway Revenue, Series B-5 (a)	0.56	9/1/19	1,178

	Louisiana — 2.58%
1,000	Louisiana Stadium & Exposition District, Series A	5.00	7/1/18	1,092
2,850	Louisiana State Citizens Property Insurance Corp. Revenue (AGM)	5.00	6/1/22	3,360
6,000	Tobacco Settlement Financing Corp. Louisiana Revenue, Series A	5.00	5/15/19	6,633

				11,085

	Massachusetts — 3.20%
4,730	Massachusetts State Educational Financing Authority Revenue, Series K	5.00	7/1/19	5,172
2,315	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/21	2,641
2,180	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,486
2,920	Massachusetts State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I	5.25	1/1/21	3,400

				13,699

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Michigan — 5.62%
$2,300	Michigan State Finance Authority Revenue, Beaumont Health Credit Group	4.00	8/1/20	$2,519
2,000	Michigan State Finance Authority Revenue, Detroit School District, Series A (Q-SBLF)	5.00	5/1/21	2,319
4,000	Michigan State Finance Authority Revenue, Series D1 (AGM)	5.00	7/1/21	4,682
6,000	Michigan State Finance Authority Revenue, Series B, Callable 7/1/18 @ 100.00	5.00	7/1/21	6,577
2,000	Michigan State, GO, Series A	5.00	11/1/19	2,282
2,530	Michigan State Trunk Line Revenue	5.00	11/15/18	2,807
1,665	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Junior Lien, AMT, Callable 12/1/17 @ 100.00 (NATL-RE/FGIC)	5.00	12/1/22	1,785
1,000	Wayne County Michigan Airport Authority Revenue, Series A, AMT	5.00	12/1/19	1,110

				24,081

	Minnesota — 0.25%
1,000	Western Minnesota Municipal Power Agency Revenue, Series A	4.00	1/1/19	1,083

	Missouri — 1.51%
2,500	Kansas City Missouri Airport Revenue, Series A, AMT	5.00	9/1/20	2,864
1,600	Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Series A	5.00	1/1/21	1,871
1,500	Missouri State Development Finance Board Infrastructure Facilities Revenue, Branson Landing Project, Series A	5.00	6/1/20	1,713

				6,448

	Nevada — 1.34%
4,865	Las Vegas Valley Nevada Water District, GO, Series A	5.00	6/1/21	5,737

	New Jersey — 2.45%
750	New Jersey State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc.	5.00	7/1/19	836
3,750	New Jersey State Economic Development Authority Revenue, School Facilities Construction, Series NN	5.00	3/1/21	4,098
5,000	New Jersey State Higher Education Assistance Authority Senior Revenue, Series 2015-1A	5.00	12/1/20	5,586

				10,520

	New Mexico — 0.81%
1,000	New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue, Series B (Royal Bank of Canada) (a)	0.81	2/1/19	994
2,500	New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue , Callable 2/1/19 @ 100.00 (SPA) (a)	0.91	11/1/39	2,490

				3,484

	New York — 13.13%
2,500	Long Island New York Power Authority Electricity System Revenue, Series C , Callable 5/1/18 @ 100.00 (a)	1.05	5/1/33	2,495
2,110	Metropolitan Transportation Authority New York Revenue, Series A-1	5.00	11/15/22	2,541
1,500	Metropolitan Transportation Authority New York Revenue, Series C	5.00	11/15/18	1,661
2,000	Metropolitan Transportation Authority New York Revenue, Series B	5.00	11/15/22	2,408
1,000	Metropolitan Transportation Authority New York Revenue, Series F	5.00	11/15/20	1,162
3,020	New York State, GO, Series E, Callable 8/1/19 @ 100.00	5.00	8/1/21	3,419
3,250	New York State, GO, Series G	5.00	8/1/19	3,675
2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A, Callable 2/15/20 @ 100.00 (GO of Corp.)	5.00	2/15/22	2,857
1,000	New York City Transitional Finance Authority Future Tax Revenue, Series E	5.00	11/1/18	1,109
1,520	New York City Transitional Finance Authority Building AID Revenue, Series S-2 (State Aid Withholding)	5.00	7/15/21	1,800
210	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	211
1,165	New York State Dormitory Authority Revenues Non State Supported Debt, Icahn School of Medicine at Mount Sinai, Series A	5.00	7/1/21	1,343
2,500	New York State Dormitory Authority State Personal Income Tax Revenue, Series A	5.00	2/15/19	2,794
2,400	New York State Dormitory Authority State Personal Income Tax Revenue, Series E	5.00	3/15/20	2,760
1,200	New York State Thruway Authority Revenue, Series J	5.00	1/1/20	1,368

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York (continued)
$5,000	New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Series A	5.00	5/1/19	$5,606
3,255	New York State Transportation Development Corp. Special Facilities Revenue, Terminal One Group Associates	5.00	1/1/21	3,730
2,000	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th, AMT	5.00	9/1/22	2,369
4,500	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th, AMT	5.00	9/1/23	5,376
3,000	Sales Tax Asset Receivable Corp. New York Revenue, Series A	5.00	10/15/19	3,425
2,500	Triborough New York Bridge & Tunnel Authority Revenue, Series 2003B-2, Callable 6/3/19 @ 100.00 (a)(b)	0.51	1/1/33	2,476
1,500	Triborough New York Bridge & Tunnel Authority Revenue, Series A (GO of Authority)	5.00	11/15/18	1,666

				56,251

	Ohio — 2.66%
6,535	Kent State University Revenue, Series B , Callable 5/1/19 @ 100.00 (Assured GTY)	5.00	5/1/22	7,327
990	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System (MBIA)	5.50	10/15/25	1,171
2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A, Callable 11/15/20 @ 100.00	5.75	11/15/22	2,966

				11,464

	Pennsylvania — 2.80%
1,230	Montgomery County Pennsylvania Industrial Development Authority Revenue, Acts Retirement-Life Communities, Inc., Series B, Callable 11/15/16 @ 100.00	5.00	11/15/17	1,272
2,960	Pennsylvania State Economic Development Finance Authority, Unemployment Compensation Revenue, Series B, Callable 1/1/18 @ 100.00	5.00	7/1/21	3,191
3,000	Philadelphia Pennsylvania Gas Works Revenue	5.00	8/1/21	3,497
1,590	Pittsburgh Pennsylvania Water & Sewer Authority Revenue, First Lien, Series A (AGM)	5.00	9/1/19	1,777
2,000	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B, Callable 3/15/19 @ 100.00 (GO of University)	5.50	9/15/21	2,281

				12,018

	South Carolina — 0.93%
3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00	1/1/22	4,010

	South Dakota — 0.02%
80	Heartland Consumers Power District South Dakota Electric Revenue (ETM)	6.38	1/4/16	80

	Tennessee — 0.54%
2,000	Tennessee State Energy Acquisition Corp. Gas Revenue, Series A (Goldman Sachs Group, Inc.)	5.25	9/1/21	2,321

	Texas — 13.75%
1,650	Allen Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	1,943
1,000	Austin Texas Community College District, GO	5.00	8/1/23	1,228
3,500	Dallas-Fort Worth Texas International Airport Revenue, Series E, AMT	5.00	11/1/19	3,949
20	Dallas Texas, GO, Series A (ETM)	5.00	2/15/18	22
2,090	Dickinson Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	2,453
1,000	El Paso Texas Water & Sewer Revenue	5.00	3/1/22	1,193
2,800	Fort Worth Texas Water & Sewer Revenue	5.00	2/15/19	3,133
3,235	Harris County Houston Texas Sports Authority Revenue, Series A	5.00	11/15/20	3,759
1,450	Houston Texas Community College Revenue	5.00	4/15/21	1,708
2,000	Houston Texas Hotel Occupancy Tax & Special Revenue, Series A	5.00	9/1/20	2,288
2,500	Houston Texas Utility System Revenue (a)	0.91	5/15/34	2,496
1,000	Love Field Texas Airport Modernization Corp. General Airport Revenue, AMT	5.00	11/1/22	1,185
1,000	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00	5/15/21	1,167
1,000	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00	5/15/22	1,185
3,400	North East Texas Independent School District, GO (PSF-GTD)	5.00	2/1/20	3,892
1,695	North Texas Tollway Authority Revenue, Series A	5.00	1/1/22	1,998
2,500	North Texas Tollway Authority Revenue, Series A	5.00	1/1/22	2,917
2,345	Retama Texas Development Corp. Special Facilities Revenue (ETM)	8.75	12/15/18	2,835

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$1,070	Sam Rayburn Texas Municipal Power Agency Revenue	5.00	10/1/20	$1,226
2,000	San Antonio Texas, GO	5.00	2/1/20	2,299
4,150	San Antonio Texas Electricity & Gas Revenue, Junior Lien	5.00	2/1/20	4,770
1,175	San Antonio Texas Water Revenue, Junior Lien, Series A	5.00	5/15/22	1,411
2,500	Texas State College Student Loan, GO, AMT	5.50	8/1/19	2,862
4,365	Texas State College Student Loan, GO	5.00	8/1/22	5,212
1,500	Texas State Transportation Commission Highway Fund Revenue, Series A	5.00	4/1/19	1,686

				58,817

	Utah — 0.03%
135	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, AMT, Callable 1/1/16 @ 100.00	5.00	7/1/18	135

	Washington — 3.62%
1,155	Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series A	5.00	7/1/20	1,341
1,070	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00	1/1/20	1,214
1,650	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00	1/1/21	1,908
1,420	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00	1/1/22	1,661
1,000	Port of Seattle Washington, GO, AMT, Callable 6/1/21 @ 100.00	5.25	12/1/21	1,170
1,000	Port of Seattle Washington Revenue, Series C, AMT	5.00	4/1/22	1,174
2,500	Washington State, GO, Series B	5.00	7/1/23	3,060
2,500	Washington State Motor Vehicle Fuel Tax, GO, Series C	5.00	2/1/21	2,942
1,000	Washington State Health Care Facilities Authority Revenue, Providence Health & Services, Series B	5.00	10/1/19	1,132

				15,602

	Wisconsin — 0.94%
1,000	Wisconsin State Health & Educational Facilities Authority Health Facilities Revenue, Unity Point Health, Series A	5.00	12/1/21	1,176
2,500	Wisconsin State, GO, Series B	5.00	5/1/20	2,888

				4,064

	Total Municipal Bonds			396,721

	Corporate Bond — 0.00%
3,939	ASC Equipment (Trading Companies & Distributors) (c)	5.13	3/1/08	—

	Total Corporate Bond			—

	Time Deposit — 1.63%
7,006	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	1/4/16	7,006

	Total Time Deposit			7,006

	Mutual Fund — 4.79%
20,553,391	SSgA Treasury Money Market Fund (c)	0.00		20,553

	Total Mutual Fund			20,553

	Total Investments (cost $416,237) — 98.91%			424,280
	Other assets in excess of liabilities — 1.09%			4,664

	Net Assets — 100.00%			$428,944

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Variable Rate Security. The rate reflected is the rate in effect on December 31, 2015. The maturity date represents actual maturity date.

(b)	Continuously callable.

(c)	The rate disclosed is the rate in effect on December 31, 2015.

(d)	Issuer has defaulted on the payment of principal and interest. These securities have been deemed illiquid by the Specialist Manager and represents 0.42% of the Portfolio’s net assets.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — December 31, 2015 (Unaudited)

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

FGIC — Financial Guaranty Insurance Company

FNMA — Federal National Mortgage Association

GO — General Obligation

GTY — Guaranty

MBIA — Municipal Bond Insurance Association

NATL-RE — Reinsurance provided by National Reinsurance

PSF-GTD — Public School Fund Guaranteed

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Intermediate Term Municipal Bond Portfolio	Standish Mellon Asset Management Company	HC Capital Solutions	Total
Municipal Bonds	92.49%	—	92.49%
Corporate Bond	0.00%	—	0.00%
Time Deposit	1.63%	—	1.63%
Mutual Fund	—	4.79%	4.79%
Other Assets (Liabilities)	1.09%	—	1.09%

Total Net Assets	95.21%	4.79%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 92.83%
	Alabama — 8.27%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$1,685
1,235	Birmingham Alabama, GO, Series A, Callable 6/1/24 @ 100.00	5.00	12/1/26	1,485
1,415	Birmingham Alabama Special Care Facilities Financing Authority Health Care Revenue, Children’s Hospital of Alabama, Callable 6/1/25 @ 100.00	5.00	6/1/29	1,643
1,000	Pell City Alabama, GO, Series A, Callable 2/1/25 @ 100.00	5.00	2/1/26	1,202
500	Tuscaloosa Alabama, GO, Series C	3.00	1/1/18	519

				6,534

	Arizona — 0.20%
140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	160

	California — 1.46%
620	California State Department Water Resources Power Supply Revenue, Series L, Callable 5/1/20 @ 100.00 (ETM)	5.00	5/1/22	719
380	California State Department Water Resources Power Supply Revenue, Series L, Callable 5/1/20 @ 100.00	5.00	5/1/22	435

				1,154

	Connecticut — 1.82%
1,200	Connecticut State Special Tax Obligation Revenue, Series A, Callable 8/1/25 @ 100.00	5.00	8/1/29	1,443

	Florida — 14.63%
1,550	Florida Water Pollution Control Financing Corp. Revenue, Series A	5.00	7/15/16	1,588
1,400	Lee County Florida School Board Certificates of Participation, Series A, Callable 8/1/24 @ 100.00	5.00	8/1/27	1,654
1,000	Miami-Dade County Florida, GO, Series A, Callable 11/1/24 @ 100.00	5.00	11/1/27	1,215
1,750	Miami-Dade County Florida School Board, Series A, Callable 11/1/16 @ 100.00 (Insurance/Program – AMBAC)	5.00	11/1/31	1,812
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,168
1,085	Orange County Florida School Board Certificates of Participation, Series A	5.00	8/1/23	1,310
1,000	Palm Beach County Florida Public Improvement Revenue, Series 2	5.00	11/1/16	1,037
1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,782

				11,566

	Hawaii — 2.21%
1,500	Honolulu City & County Hawaii, GO, Series B, Callable 12/1/20 @ 100.00	5.00	12/1/23	1,747

	Idaho — 1.91%
1,285	Idaho State Housing & Finance Association, Grant & Revenue Anticipation Federal Highway Trust, Series A	5.00	7/15/22	1,514

	Illinois — 1.68%
1,325	DuPage & Cook Counties Illinois Community Unit School District #205, GO (NATL-RE)	5.50	1/4/16	1,325

	Maryland — 1.90%
1,330	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	1,502

	Massachusetts — 1.52%
1,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B	5.25	7/1/21	1,203

	Michigan — 1.37%
1,000	Grand Rapids Michigan Community College, GO (AGM)	5.00	5/1/18	1,087

	Minnesota — 0.56%
400	Crow Wing County Minnesota, GO, Series A	5.00	2/1/19	443

	Nebraska — 1.33%
1,000	Lincoln Nebraska Waterworks Revenue	3.00	8/15/18	1,052

	Nevada — 4.15%
800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	970
1,105	Las Vegas Valley Nevada Water District, GO, Series B	5.00	12/1/24	1,364

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (continued) — December 31, 2015 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Nevada (continued)
$800	Nevada State System of Higher Education Certificates of Participation, Series A, Callable 7/1/24 @ 100.00	5.00	7/1/26	$951

				3,285

	New York — 3.20%
1,495	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	2/1/22	1,773
625	New York State Dormitory Authority State Personal Income Tax Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/26	756

				2,529

	North Carolina — 1.27%
1,000	North Carolina State Grant Anticipation Revenue, Vehicle Garvee	5.00	3/1/16	1,007

	Ohio — 8.02%
700	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/27	828
1,600	Columbus Ohio State, GO, Series 1, Callable 7/1/23 @ 100.00	5.00	7/1/24	1,965
1,400	Cuyahoga County Ohio, GO, Series A	5.00	12/1/19	1,592
1,000	Ohio State, GO, Series B	5.00	9/15/17	1,071
750	Ohio State Building Authority State Facilities Revenue	5.00	10/1/21	890

				6,346

	Oklahoma — 2.12%
450	Oklahoma State Capital Improvement Authority State Facilities Revenue, Series A	2.00	7/1/16	454
1,150	Oklahoma State Capital Improvement Authority State Facilities Revenue, Series A	5.00	7/1/17	1,223

				1,677

	Pennsylvania — 4.78%
1,010	Lackawanna County Pennsylvania Abington Heights School District, GO (State Aid Withholding)	3.00	3/15/16	1,015
1,375	Blairsville-Saltsburg School District, GO (BAM State Aid Withholding)	5.00	3/15/23	1,624
1,000	Pennsylvania State, GO, Series A	5.00	5/1/20	1,147

				3,786

	South Carolina — 1.56%
1,100	Richland County School District No. 2, GO, Series A, Callable 2/1/19 @ 100.00 (SCSDE)	5.00	2/1/20	1,232

	Texas — 11.98%
1,250	Dallas Texas Waterworks & Sewer System Revenue, Callable 10/1/21 @ 100.00	5.00	10/1/23	1,486
1,500	Harris County Texas Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Callable 10/1/25 @ 100.00	5.00	10/1/27	1,789
300	La Porte Texas Independent School District, GO	4.00	2/15/17	311
500	Lewisville Texas Water & Sewer Revenue	3.00	2/15/17	513
1,000	San Antonio Texas Electric & Gas Systems Revenue, Series D	5.00	2/1/17	1,047
1,435	Sugar Land Texas, GO, Callable 2/15/19 @ 100.00	5.00	2/15/21	1,614
1,800	Texas State University Systems Financing Revenue	5.00	3/15/17	1,893
750	Webb County Texas, GO	4.50	2/15/19	825

				9,478

	Washington — 15.27%
500	Everett Washington Water & Sewer Revenue	5.00	12/1/17	539
1,000	King County Washington, GO	5.25	1/1/23	1,231
1,400	King County Washington Sewer Revenue, Callable 1/1/22 @ 100.00	5.00	1/1/24	1,651
750	King County Washington Sewer Revenue	5.00	1/1/20	858
1,580	Port of Seattle Washington Revenue, Intermediate Lien, Series B	5.00	6/1/18	1,724
1,150	Skagit County Washington, GO	4.00	12/1/17	1,218
1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00	12/1/22	1,723
1,800	Washington State, GO, Series R-2011-A	5.00	1/1/18	1,945
1,100	Washington State Health Care Facilities Authority Revenue, Providence Health & Services, Series A	5.00	10/1/17	1,179

				12,068

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (concluded) — December 31, 2015 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Wisconsin — 1.62%
$1,220	Menomonee Falls Wisconsin School District, GO, Callable 4/1/17 @ 100.00 (NATL-RE/FGIC)	4.75	4/1/21	$1,283

	Total Municipal Bonds			73,421

	Mutual Fund — 6.01%
4,753,259	SSgA Treasury Money Market Fund (a)	0.00		4,753

	Total Mutual Fund			4,753

	Total Investments (cost $75,248) — 98.84%			78,174
	Other assets in excess of liabilities — 1.16%			917

	Net Assets — 100.00%			$79,091

(a)	The rate disclosed is the rate in effect on December 31, 2015.

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE — Reinsurance provided by National Reinsurance

SCSDE — Insured by South Carolina School Discount Enhancement

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Intermediate Term Municipal Bond II Portfolio	Breckinridge Capital Advisors, Inc.	HC Capital Solutions	Total
Municipal Bonds	92.83%	—	92.83%
Mutual Fund	1.22%	4.79%	6.01%
Other Assets (Liabilities)	1.17%	-0.01%	1.16%

Total Net Assets	95.22%	4.78%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities

As of December 31, 2015 (Unaudited)

(Amounts in thousands except per share amounts)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
ASSETS:
Investments, at cost	$524,041	$811,090	$581,607	$1,016,192
Repurchase agreements, at value and cost	2,128	6,183	1,333	1,663
Unrealized appreciation	41,086	56,418	201,199	250,338

Investments, at value	567,255	873,691	784,139	1,268,193
Cash	1	1	969	1
Foreign currency, at value (Cost $0, $0, $0 and $2, respectively)	—	—	—	2
Dividends and interest receivable	847	1,251	825	1,275
Margin deposits	1,945	4,450	1,761	5,093
Receivable for portfolio shares issued	1	102	—	122
Receivable from investments sold	41,340	61,327	—	—
Foreign tax reclaims receivable	8	10	56	3
Variation margin receivable on futures contracts	—	25	—	2
Prepaid expenses	21	23	25	31

Total assets	611,418	940,880	787,775	1,274,722

LIABILITIES:
Unrealized depreciation on futures contracts	—	143	—	—
Payable for investments purchased	43,242	64,045	952	1,212
Payable for portfolio shares redeemed	—	112	—	654
Payable for collateral received on loaned securities	2,747	8,192	1,767	2,203
Unrealized depreciation on futures contracts	50	—	258	60
Advisory fees payable	159	229	176	249
Management fees payable	22	37	35	55
Administrative services fees payable	3	5	5	8
Trustee fees payable	3	6	5	11
Other accrued expenses	30	51	40	81

Total liabilities	46,256	72,820	3,238	4,533

NET ASSETS	$565,162	$868,060	$784,537	$1,270,189

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$34	$76	$42	$88
Additional paid-in capital	531,195	821,166	578,071	1,011,230
Accumulated net investment income/(distributions in excess of net investment income)	(161)	(40)	32	22
Accumulated net realized gain/(loss) from investment transactions	(6,942)	(9,417)	5,451	8,571
Net unrealized appreciation on investments	41,036	56,275	200,941	250,278

Net Assets	$565,162	$868,060	$784,537	$1,270,189

NET ASSETS:
HC Strategic Shares	$564,115	$866,757	$783,260	$1,268,486
HC Advisors Shares	1,047	1,303	1,277	1,703

Total	$565,162	$868,060	$784,537	$1,270,189

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	33,448	75,848	42,311	87,444
HC Advisors Shares	62	114	69	117

Total	33,510	75,962	42,380	87,561

Net Asset Value, offering and redemption price per share: (a)
HC Strategic Shares	$16.87	$11.43	$18.51	$14.51

HC Advisors Shares	$16.86	$11.43	$18.48	$14.51

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2015 (Unaudited)

(Amounts in thousands except per share amounts)

	The Small Capitalization– Mid Capitalization Equity Portfolio	The Institutional Small Capitalization– Mid Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Commodity Returns Strategy Portfolio(a)	The ESG Growth Portfolio
ASSETS:
Investments, at cost	$84,027	$154,357	$113,732	$1,024,557	$127,759
Repurchase agreements, at value and cost	437	2,311	—	54,807	—
Unrealized appreciation (depreciation)	14,854	32,398	25,925	(85,962)	(7,358)

Investments, at value	99,318	189,066	139,657	993,402	120,401
Cash	—	—	—	930	—
Foreign currency, at value (Cost $0, $0, $0, $2,113 and $274, respectively)	—	—	—	2,496	273
Segregated cash for collateral	—	—	—	1,503	—
Swap agreements, at value	—	—	—	753	—
Unrealized appreciation on forward currency contracts	—	—	—	873	—
Dividends and interest receivable	55	110	536	928	182
Margin deposits	368	911	113	15,393	—
Receivable for portfolio shares issued	—	6	5	644	—
Receivable from investments sold	19	39	—	13,916	132
Foreign tax reclaims receivable	—	—	3	236	14
Variation margin receivable on futures contracts	—	—	—	80	—
Variation margin receivable on interest rate swap agreements	—	—	—	3	—
Unrealized appreciation on futures contracts	74	230	63	—	—
Prepaid expenses	12	12	12	50	47

Total assets	99,846	190,374	140,389	$1,031,207	121,049

LIABILITIES:
Cash overdraft	1	—	—		397
Written options, at fair value (premiums received $0, $0, $0 and $203, respectively)	—	—	—	168	—
Swap agreements, at value	—	—	—	329	—
Unrealized depreciation on forwrad currency contracts	—	—	—	598	—
Unrealized depreciation on futures contracts	—	—	—	2,388	—
Payable for investments purchased	306	675	—	68,756	—
Payable for portfolio shares redeemed	—	20	30	255	—
Payable for collateral received on loaned securities	578	2,987	—	16,174	—
Payable to broker for swap collateral	—	—	—	3,189	—
Variation margin payable on futures contracts	—	—	—	54	—
Variation margin payable on interest rate swap agreements	—	—	—	81	—
Accrued foreign capital gains tax	—	—	—	12	—
Advisory fees payable	60	91	204	227	13
Management fees payable	3	8	6	37	5
Administrative services fees payable	1	1	1	6	1
Trustee fees payable	—	1	2	6	—
Other accrued expenses	2	15	29	94	16

Total liabilities	951	3,798	272	$92,374	432

NET ASSETS	$98,895	$186,576	$140,117	$938,833	$120,617

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$5	$13	$45	$136	$13
Additional paid-in capital	98,589	155,996	113,059	1,399,966	128,583
Accumulated net investment income/(distributions in excess of net investment income)	(38)	(60)	(387)	(1,491)	77
Accumulated net realized gain/(loss) from investment transactions	(14,589)	(2,001)	907	(371,471)	(695)
Net unrealized appreciation/(depreciation) on investments	14,928	32,628	26,493	(88,307)	(7,361)

Net Assets	$98,895	$186,576	$140,117	$938,833	$120,617

NET ASSETS:
HC Strategic Shares	$98,715	$186,353	$140,117	$937,477	$120,616
HC Advisors Shares	180	223	—	1,356	1

Total	$98,895	$186,576	$140,117	$938,833	$120,617

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	4,725	12,857	44,807	133,465	12,972
HC Advisors Shares	9	15	—	193	—

Total	4,734	12,872	44,807	133,558	12,972

Net Asset Value, offering and redemption price per share: (b)
HC Strategic Shares	$20.89	$14.49	$3.13	$7.03	$9.30

HC Advisors Shares	$20.86	$14.49	$—	$7.03	$9.30

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Statement has been consolidated. See Note 2O in the Notes to Financial Statements for basis of consolidation.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2015 (Unaudited)

(Amounts in thousands except per share amounts)

	The International Equity Portfolio	The Institutional International Equity Portfolio	The Emerging Markets Portfolio	The Core Fixed Income Portfolio
ASSETS:
Investments, at cost	$1,218,165	$2,644,474	$2,080,135	$91,451
Repurchase agreements, at value and cost	4,680	11,859	23,798	—
Unrealized appreciation (depreciation)	4,724	(85,432)	(364,251)	(1,193)

Investments, at value	1,227,569	2,570,901	1,739,682	90,258
Cash	7,975	—	5	—
Foreign currency, at value (Cost $2,750, $7,786, $35,395 and $0, respectively)	2,751	7,774	33,984	—
Dividends and interest receivable	3,980	5,505	4,886	597
Margin deposits	1,076	445	8,698	—
Receivable for portfolio shares issued	1,470	251	3,929	71
Receivable from investments sold	132	338	1,494	2,345
Foreign tax reclaims receivable	2,144	3,794	39	—
TBA sale commitments receivable	—	—	—	1,274
Variation margin receivable on futures contracts	—	72	—	—
Unrealized appreciation on futures contracts	—	1,514	2,447	—
Prepaid expenses	45	55	38	7

Total assets	1,247,142	2,590,649	1,795,202	94,552

LIABILITIES:
TBA sale commitments, at fair value	—	20	—	1,274
Distributions payable	—	—	—	7
Payable for investments purchased	593	1,121	444	4,278
Payable for portfolio shares redeemed	20,108	300	136	10
Payable for collateral received on loaned securities	6,201	15,552	31,530	—
Variation margin payable on futures contracts	90	1	14	—
Unrealized depreciation on futures contracts	2,914	3	1	—
Accrued foreign capital gains tax	—	—	192	—
Advisory fees payable	194	455	436	5
Management fees payable	48	111	70	4
Administrative services fees payable	7	16	11	1
Trustee fees payable	9	13	8	1
Transfer agent fees	1	1	—	—
Other accrued expenses	350	562	239	21

Total liabilities	30,515	18,155	33,081	5,601

NET ASSETS	$1,216,627	$2,572,494	$1,762,121	$88,951

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$131	$281	$126	$9
Additional paid-in capital	1,272,821	2,726,857	2,243,019	90,451
Accumulated net investment income/(distributions in excess of net investment income)	2,812	(2,493)	(3,240)	(113)
Accumulated net realized loss from investment transactions	(60,571)	(67,416)	(114,321)	(203)
Net unrealized appreciation/(depreciation) on investments	1,434	(84,735)	(363,463)	(1,193)

Net Assets	$1,216,627	$2,572,494	$1,762,121	$88,951

NET ASSETS:
HC Strategic Shares	$1,214,038	$2,568,970	$1,759,544	$86,350
HC Advisors Shares	2,589	3,524	2,577	2,601

Total	$1,216,627	$2,572,494	$1,762,121	$88,951

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	130,351	280,125	125,796	9,006
HC Advisors Shares	278	385	184	271

Total	130,629	280,510	125,980	9,277

Net Asset Value, offering and redemption price per share: (a)
HC Strategic Shares	$9.31	$9.17	$13.99	$9.59

HC Advisors Shares	$9.32	$9.16	$13.98	$9.58

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2015 (Unaudited)

(Amounts in thousands except per share amounts)

	The Fixed Income Opportunity Portfolio	The U.S. Government Fixed Income Securities Portfolio	The Inflation Protected Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio
ASSETS:
Investments, at cost	$821,960	$226,170	$493,721	$275,934
Repurchase agreements, at value and cost	8,400	—	—	—
Unrealized appreciation (depreciation)	(54,023)	1,655	(9,125)	(9,448)

Investments, at value	776,337	227,825	484,596	266,486
Foreign currency, at value (Cost $139, $0, $0 and $0, respectively)	134	—	—	—
Unrealized appreciation on forward currency contracts	171	—	—	—
Dividends and interest receivable	9,469	1,012	1,683	2,855
Margin deposits	904	—	—	—
Receivable for portfolio shares issued	38	—	32	—
Receivable from investments sold	12,725	5,760	7,226	—
Unrealized appreciation on futures contracts	132	—	—	—
Prepaid expenses	14	18	4	27

Total assets	799,924	234,615	493,541	269,368

LIABILITIES:
Unrealized depreciation on forward currency contracts	3	—	—	—
Distributions payable	—	73	60	167
Payable for investments purchased	5,000	5,689	7,238	—
Payable for portfolio shares redeemed	111	51	26	72
Payable for collateral received on loaned securities	11,129	—	—	—
Variation margin payable on futures contracts	3	—	—	—
Advisory fees payable	358	10	16	18
Management fees payable	34	10	21	12
Administrative services fees payable	5	1	3	2
Trustee fees payable	9	4	11	6
Other accrued expenses	71	38	99	58

Total liabilities	16,723	5,876	7,474	335

NET ASSETS	$783,201	$228,739	$486,067	$269,033

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$121	$23	$50	$28
Additional paid-in capital	865,572	227,306	496,659	279,699
Accumulated net investment income/(distributions in excess of net investment income)	61	(5)	(15)	(19)
Accumulated net realized loss from investment transactions	(28,823)	(240)	(1,502)	(1,227)
Net unrealized appreciation/(depreciation) on investments	(53,730)	1,655	(9,125)	(9,448)

Net Assets	$783,201	$228,739	$486,067	$269,033

NET ASSETS:
HC Strategic Shares	$782,241	$228,739	$486,066	$269,033
HC Advisors Shares	960	—	1	—

Total	$783,201	$228,739	$486,067	$269,033

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	120,517	23,075	49,579	28,226
HC Advisors Shares	148	—	—	—

Total	120,665	23,075	49,579	28,226

Net Asset Value, offering and redemption price per share: (a)
HC Strategic Shares	$6.49	$9.91	$9.80	$9.53

HC Advisors Shares	$6.49	$—	$9.79	$—

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (concluded)

As of December 31, 2015 (Unaudited)

(Amounts in thousands except per share amounts)

	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	The Short-Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
ASSETS:
Investments, at cost	$209,102	$20,976	$416,237	$75,248
Unrealized appreciation	1,089	147	8,043	2,926

Investments, at value	210,191	21,123	424,280	78,174
Dividends and interest receivable	552	230	5,236	974
Receivable from investments sold	4,048	—	—	—
TBA sale commitments receivable	4,548	—	—	—
Prepaid expenses	10	8	14	7

Total assets	219,349	21,361	429,530	79,155

LIABILITIES:
TBA sale commitments, at fair value	4,548	—	—	—
Distributions payable	132	—	76	14
Payable for investments purchased	12,424	612	—	—
Payable for portfolio shares redeemed	55	2	257	28
Income payable on TBA sale commitments	8	—	—	—
Advisory fees payable	10	2	174	8
Management fees payable	9	1	18	3
Administrative services fees payable	1	—	3	—
Trustee fees payable	1	—	7	1
Other accrued expenses	14	3	51	10

Total liabilities	17,202	620	586	64

NET ASSETS	$202,147	$20,741	$428,944	$79,091

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$21	$2	$42	$8
Additional paid-in capital	207,484	20,608	426,898	76,180
Distributions in excess of net investment income	(836)	(16)	(76)	(22)
Accumulated net realized loss from investment transactions	(5,611)	—	(5,963)	(1)
Net unrealized appreciation on investments	1,089	147	8,043	2,926

Net Assets	$202,147	$20,741	$428,944	$79,091

NET ASSETS:
HC Strategic Shares	$202,147	$20,741	$427,048	$78,540
HC Advisors Shares	—	—	1,896	551

Total	$202,147	$20,741	$428,944	$79,091

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	20,781	2,091	42,186	7,548
HC Advisors Shares	—	—	187	53

Total	20,781	2,091	42,373	7,601

Net Asset Value, offering and redemption price per share: (a)
HC Strategic Shares	$9.73	$9.92	$10.12	$10.40

HC Advisors Shares	$—	$—	$10.12	$10.41

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations

For the Six Months Ended December 31, 2015 (Unaudited)

(Amounts in thousands)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
INVESTMENT INCOME:
Interest	$5	$7	$—	$—
Dividends (net of foreign withholding tax of $4, $9, $0 and $0, respectively)	7,761	11,364	5,559	8,712
Income from securities lending (net of fees of $14, $22, $9 and $8, respectively)	58	87	37	32

Total Investment Income	7,824	11,458	5,596	8,744

EXPENSES:
Advisory fees	418	619	720	1,014
Management fees	150	225	215	331
Administrative services fees	82	123	118	183
Distribution fees – HC Advisors Shares	1	2	2	3
Professional fees	27	44	38	67
Transfer agent fees	8	13	12	20
Compliance service fees	4	8	7	12
Custodian fees	25	36	34	56
Registration and filing fees	5	3	5	3
Trustee fees	12	21	18	32
Other	40	68	43	60

Total expenses before waivers and expenses paid indirectly	772	1,162	1,212	1,781
Less: Distribution fees waived – HC Advisors Shares	(1)	(2)	(2)	(3)
Expenses paid indirectly	(31)	(48)	(5)	(8)
Administrative services fees waived	—	—	—	(2)

Net Expenses	740	1,112	1,205	1,768

Net Investment Income	7,084	10,346	4,391	6,976

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	3,385	2,604	41,347	50,956
Net realized gains/(losses) from futures transactions	3,962	7,290	2,639	7,070

Net realized gains/(losses) from investments and futures transactions	7,347	9,894	43,986	58,026
Change in unrealized appreciation/(depreciation) on investments	(36,291)	(51,421)	(18,103)	(18,572)
Change in unrealized appreciation/(depreciation) on futures	356	263	1,180	1,765
Change in unrealized appreciation/(depreciation) on investments and futures	(35,935)	(51,158)	(16,923)	(16,807)

Net realized/unrealized gains/(losses) from investments and futures transactions	(28,588)	(41,264)	27,063	41,219

Change in net assets resulting from operations	$(21,504)	$(30,918)	$31,454	$48,195

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2015 (Unaudited)

(Amounts in thousands)

	The Small Capitalization– Mid Capitalization Equity Portfolio	The Institutional Small Capitalization– Mid Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Commodity Returns Strategy Portfolio (a)	The ESG Growth Portfolio (b)
INVESTMENT INCOME:
Interest	$—	$—	$—	$1,184	$—
Dividends (net of foreign withholding tax of $1, $2, $5, $762 and $137, respectively)	425	767	1,319	9,275	1,293
Income from securities lending (net of fees of $2, $18, $0, $58 and $0, respectively)	10	69	—	233	—

Total Investment Income	435	836	1,319	10,692	1,293

EXPENSES:
Advisory fees	339	602	450	1,825	75
Management fees	25	48	34	245	27
Administrative services fees	14	27	19	136	15
Distribution fees – HC Advisors Shares	—	—	—	2	—
Professional fees	4	9	10	62	49
Transfer agent fees	1	3	2	16	1
Compliance service fees	1	2	1	10	1
Custodian fees	12	14	12	119	14
Registration and filing fees	4	3	5	6	13
Trustee fees	2	4	4	27	2
Other	13	27	23	80	46

Total expenses before waivers and expenses paid indirectly	415	739	560	2,528	243
Less: Expenses waived by Specialist Manager	(21)	(39)	—	—	—
Distribution fees waived – HC Advisors Shares	—	—	—	(2)	—
Expenses paid indirectly	(4)	(7)	(1)	(3)	—
Administrative services fees waived	—	—	(2)	(2)	—

Net Expenses	390	693	557	2,521	243

Net Investment Income	45	143	762	8,171	1,050

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	2,373	2,180	1,422	(83,102)	(278)
Net realized gains/(losses) from futures transactions	838	1,617	310	(47,731)	—
Net realized gains/(losses) from written options transactions	—	—	—	(13)	—
Net realized gains/(losses) from swap transactions	—	—	—	(36,464)	—
Net realized gains/(losses) from foreign currency transactions	—	—	—	74	(144)

Net realized gains/(losses) from investments, futures, written options, swap transactions, and foreign currency transactions	3,211	3,797	1,732	(167,236)	(422)
Change in unrealized appreciation/(depreciation) on investments (net of deferred foreign tax)	(12,258)	(18,897)	9,293	(60,312)	(7,361)
Change in unrealized appreciation/(depreciation) on futures	38	167	133	3,891	—
Change in unrealized appreciation/(depreciation) on written options	—	—	—	40	—
Change in unrealized appreciation/(depreciation) on swaps	—	—	—	(4,825)	—
Change in unrealized appreciation/(depreciation) on foreign currency translations	—	—	—	809	—
Change in unrealized appreciation/(depreciation) on investments, futures, written options, swaps, and foreign currency translations	(12,220)	(18,730)	9,426	(60,397)	(7,361)

Net realized/unrealized gains/(losses) from investments, futures, written options, swaps, and foreign currency transactions	(9,009)	(14,933)	11,158	(227,633)	(7,783)

Change in net assets resulting from operations	$(8,964)	$(14,790)	$11,920	$(219,462)	$(6,733)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Statement has been consolidated. See Note 2O in the Notes to Financial Statements for basis of consolidation.
(b)	For the period July 13, 2015 (commencement of operations) through December 31, 2015.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2015 (Unaudited)

(Amounts in thousands)

	The International Equity Portfolio	The Institutional International Equity Portfolio	The Emerging Markets Portfolio	The Core Fixed Income Portfolio
INVESTMENT INCOME:
Interest	$—	$1	$—	$1,161
Dividends (net of foreign withholding tax of $1,963, $4,460, $3,455 and $0, respectively)	15,933	29,488	26,144	—
Income from securities lending (net of fees of $70, $145, $54 and $0, respectively)	280	576	213	—

Total Investment Income	16,213	30,065	26,357	1,161

EXPENSES:
Advisory fees	1,444	2,892	2,881	32
Management fees	334	676	420	25
Administrative services fees	183	370	229	14
Distribution fees – HC Advisors Shares	4	5	3	3
Fund accounting fees	47	64	—	—
Professional fees	87	134	129	4
Transfer agent fees	21	40	27	1
Compliance service fees	14	23	18	1
Custodian fees	334	454	1,001	14
Registration and filing fees	6	4	4	3
Trustee fees	35	62	47	2
Other	105	109	119	34

Total expenses before waivers and expenses paid indirectly	2,614	4,833	4,878	133
Less: Distribution fees waived – HC Advisors Shares	(4)	(5)	(3)	(3)
Expenses paid indirectly	(18)	(4)	(6)	—
Management fees waived	(15)	(8)	—	—
Administrative services fees waived	—	—	—	(2)

Net Expenses	2,577	4,816	4,869	128

Net Investment Income	13,636	25,249	21,488	1,033

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	(36,979)	(30,252)	(54,041)	(175)
Net realized gains/(losses) from futures transactions	(1,979)	(3,683)	(16,871)	—
Net realized gains/(losses) from foreign currency transactions	(648)	(829)	(1,276)	—

Net realized gains/(losses) from investments, futures, and foreign currency transactions	(39,606)	(34,764)	(72,188)	(175)
Change in unrealized appreciation/(depreciation) on investments (net of deferred foreign tax)	(100,396)	(220,842)	(297,281)	(556)
Change in unrealized appreciation/(depreciation) on futures	(2,959)	1,455	3,222	—
Change in unrealized appreciation/(depreciation) on foreign currency translations	(9)	(13)	(1,413)	—
Change in unrealized appreciation/(depreciation) on investments, futures, and foreign currency translations	(103,364)	(219,400)	(295,472)	(556)

Net realized/unrealized gains/(losses) from investments, futures, and foreign currency transactions	(142,970)	(254,164)	(367,660)	(731)

Change in net assets resulting from operations	$(129,334)	$(228,915)	$(346,172)	$302

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2015 (Unaudited)

(Amounts in thousands)

	The Fixed Income Opportunity Portfolio	The U.S. Government Fixed Income Securities Portfolio	The Inflation Protected Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio
INVESTMENT INCOME:
Interest	$20,456	$1,958	$3,002	$3,978
Dividends	2,355	—	—	—
Income from securities lending (net of fees of $33, $0, $0, and $0, respectively)	132	—	—	—

Total Investment Income	22,943	1,958	3,002	3,978

EXPENSES:
Advisory fees	1,077	67	95	101
Management fees	207	61	126	66
Administrative services fees	115	33	72	36
Distribution fees – HC Advisors Shares	1	—	—	—
Professional fees	41	12	30	15
Transfer agent fees	11	3	7	4
Compliance service fees	6	2	5	2
Custodian fees	37	13	37	17
Registration and filing fees	3	4	29	4
Trustee fees	18	5	13	6
Other	43	22	24	23

Total expenses before waivers and expenses paid indirectly	1,559	222	438	274
Less: Distribution fees waived – HC Advisors Shares	(1)	—	—	—
Administrative services fees waived	(2)	—	—	—

Net Expenses	1,556	222	438	274

Net Investment Income	21,387	1,736	2,564	3,704

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	(30,032)	739	(987)	(1,207)
Net realized gains/(losses) from futures transactions	1,897	—	—	—
Net realized gains/(losses) from foreign currency transactions	(256)	—	—	—

Net realized gains/(losses) from investments, futures, and foreign currency transactions	(28,391)	739	(987)	(1,207)
Change in unrealized appreciation/(depreciation) on investments	(37,141)	(629)	(11,485)	(2,754)
Change in unrealized appreciation/(depreciation) on futures	156	—	—	—
Change in unrealized appreciation/(depreciation) on foreign currency translations	161	—	—	—
Change in unrealized appreciation/(depreciation) on investments, futures, and foreign currency transactions	(36,824)	(629)	(11,485)	(2,754)

Net realized/unrealized gains/(losses) from investments, futures, and foreign currency transactions	(65,215)	110	(12,472)	(3,961)

Change in net assets resulting from operations	$(43,828)	$1,846	$(9,908)	$(257)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (concluded)

For the Six Months Ended December 31, 2015 (Unaudited)

(Amounts in thousands)

	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	The Short-Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
INVESTMENT INCOME:
Interest	$2,589	$153	$5,061	$887

Total Investment Income	2,589	153	5,061	887

EXPENSES:
Advisory fees	63	13	331	47
Management fees	56	5	107	20
Administrative services fees	30	3	58	12
Distribution fees – HC Advisors Shares	—	—	2	1
Professional fees	6	1	19	3
Transfer agent fees	3	—	6	1
Compliance service fees	1	—	3	—
Custodian fees	15	1	21	5
Registration and filing fees	3	2	4	3
Trustee fees	3	—	8	1
Other	20	4	16	6

Total expenses before waivers and expenses paid indirectly	200	29	575	99
Less: Distribution fees waived – HC Advisors Shares	—	—	(2)	(1)
Administrative services fees waived	(2)	—	—	—

Net Expenses	198	29	573	98

Net Investment Income	2,391	124	4,488	789

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	298	1	2,163	29

Change in unrealized appreciation/(depreciation) on investments	(848)	(21)	631	734

Net realized/unrealized gains/(losses) from investments	(550)	(20)	2,794	763

Change in net assets resulting from operations	$1,841	$104	$7,282	$1,552

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets

(Amounts in thousands)

	The Value Equity Portfolio		The Institutional Value Equity Portfolio		The Growth Equity Portfolio
	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015
Operations:
Net investment income	$7,084	$12,448	$10,346	$19,621	$4,391	$7,729
Net realized gains/(losses) from investments, futures, and foreign currency transactions	7,347	79,232	9,894	129,534	43,986	152,492
Change in unrealized appreciation/(depreciation) from investments and futures	(35,935)	(58,737)	(51,158)	(98,064)	(16,923)	(65,931)

Change in net assets resulting from operations	(21,504)	32,943	(30,918)	51,091	31,454	94,290

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(7,568)	(12,541)	(10,984)	(19,960)	(4,601)	(7,774)
HC Advisors Shares	(14)	(23)	(18)	(29)	(8)	(15)
Net realized gains/(losses) from investments and futures:
HC Strategic Shares	(23,910)	—	(98,221)	(120,230)	(165,236)	(9,890)
HC Advisors Shares	(46)	—	(166)	(169)	(319)	(19)

Change in net assets resulting from distributions	(31,538)	(12,564)	(109,389)	(140,388)	(170,164)	(17,698)

HC Strategic Shares
Proceeds from shares issued	$6,568	$27,767	$23,419	$72,971	$4,606	$38,244
Proceeds from reinvestment of dividends	26,911	10,269	108,881	138,813	143,918	14,918
Cost of shares redeemed	(38,444)	(65,002)	(40,544)	(244,198)	(98,826)	(97,423)

Change in net assets from HC Strategic Shares of beneficial interest	(4,965)	(26,966)	91,756	(32,414)	49,698	(44,261)

HC Advisors Shares
Proceeds from shares issued	2	20	24	376	2	—
Proceeds from reinvestment of dividends	—	—	—	—	—	—
Cost of shares redeemed	(18)	(110)	(93)	(69)	(80)	(207)

Change in net assets from HC Advisors Shares of beneficial interest	(16)	(90)	(69)	307	(78)	(207)

Change in net assets from shares of beneficial interest	$(4,981)	$(27,056)	$91,687	$(32,107)	$49,620	$(44,468)

Change in net assets	(58,023)	(6,677)	(48,620)	(121,404)	(89,090)	32,124
Net Assets:
Beginning of period	623,185	629,862	916,680	1,038,084	873,627	841,503

End of period	$565,162	$623,185	$868,060	$916,680	$784,537	$873,627

Accumulated net investment income/(distributions in excess of net investment income)	$(161)	$337	$(40)	$616	$32	$250
Share Transactions:
HC Strategic Shares
Issued	370	1,516	1,789	5,124	974	1,783
Reinvested	1,588	551	9,472	10,313	7,724	688
Redeemed	(2,210)	(3,519)	(3,223)	(17,740)	(5,362)	(4,447)

Change in HC Strategic Shares	(252)	(1,452)	8,038	(2,303)	3,336	(1,976)

HC Advisors Shares
Issued	—	1	2	27	—	—
Redeemed	(1)	(6)	(7)	(5)	(4)	(9)

Change in HC Advisors Shares	(1)	(5)	(5)	22	(4)	(9)

Total change in shares	(253)	(1,457)	8,033	(2,281)	3,332	(1,985)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Institutional Growth Equity Portfolio		The Small Capitalization– Mid Capitalization Equity Portfolio		The Institutional Small Capitalization– Mid Capitalization Equity Portfolio
	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015
Operations:
Net investment income	$6,976	$13,326	$45	$(69)	$143	$50
Net realized gains/(losses) from investments, futures, and foreign currency transactions	58,026	215,625	3,211	10,604	3,797	11,799
Change in unrealized appreciation/(depreciation) from investments and futures	(16,807)	(75,553)	(12,220)	(2,960)	(18,730)	1,922

Change in net assets resulting from operations	48,195	153,398	(8,964)	7,575	(14,790)	13,771

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(7,548)	(12,694)	—	(34)	(46)	(144)
HC Advisors Shares	(11)	(19)	—	—	—	—
Net realized gains/(losses) from investments and futures:
HC Strategic Shares	(231,687)	(93,716)	—	—	(10,877)	(19,022)
HC Advisors Shares	(375)	(125)	—	—	(14)	(25)

Change in net assets resulting from distributions	(239,621)	(106,554)	—	(34)	(10,937)	(19,191)

HC Strategic Shares
Proceeds from shares issued	$20,592	$73,105	$1,500	$11,619	$7,177	$22,142
Proceeds from reinvestment of dividends	238,710	105,480	—	28	10,898	19,124
Cost of shares redeemed	(116,834)	(350,955)	(8,591)	(18,118)	(6,452)	(17,890)

Change in net assets from HC Strategic Shares of beneficial interest	142,468	(172,370)	(7,091)	(6,471)	11,623	23,376

HC Advisors Shares
Proceeds from shares issued	14	359	3	4	5	48
Proceeds from reinvestment of dividends	—	—	—	—	—	—
Cost of shares redeemed	(186)	(170)	(2)	(30)	(13)	(15)

Change in net assets from HC Advisors Shares of beneficial interest	(172)	189	1	(26)	(8)	33

Change in net assets from shares of beneficial interest	$142,296	$(172,181)	$(7,090)	$(6,497)	$11,615	$23,409

Change in net assets	(49,130)	(125,337)	(16,054)	1,044	(14,112)	17,989
Net Assets:
Beginning of period	1,319,319	1,444,656	114,949	113,905	200,688	182,699

End of period	$1,270,189	$1,319,319	$98,895	$114,949	$186,576	$200,688

Accumulated net investment income/(distributions in excess of net investment income)	$22	$605	$(38)	$(83)	$(60)	$(157)
Share Transactions:
HC Strategic Shares
Issued	2,725	4,295	69	550	455	1,304
Reinvested	16,363	6,398	—	1	755	1,231
Redeemed	(8,471)	(20,810)	(403)	(849)	(418)	(1,083)

Change in HC Strategic Shares	10,617	(10,117)	(334)	(298)	792	1,452

HC Advisors Shares
Issued	1	21	—	—	—	3
Redeemed	(12)	(10)	—	(1)	(1)	(1)

Change in HC Advisors Shares	(11)	11	—	(1)	(1)	2

Total change in shares	10,606	(10,106)	(334)	(299)	791	1,454

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Real Estate Securities Portfolio		The Commodity Return Strategy Portfolio (a)		The ESG Growth Portfolio	The International Equity Portfolio
	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015	For the Period July 13, 2015 (b) through December 31, 2015 (Unaudited)	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015
Operations:
Net investment income	$762	$1,922	$8,171	$15,641	$1,050	$13,636	$39,494
Net realized gains/(losses) from investments, futures, and foreign currency transactions	1,732	18,217	(167,236)	(156,399)	(422)	(39,606)	95,381
Change in unrealized appreciation/(depreciation) from investments, futures, and foreign currency transactions	9,426	(6,298)	(60,397)	(140,037)	(7,361)	(103,364)	(206,515)

Change in net assets resulting from operations	11,920	13,841	(219,462)	(280,795)	(6,733)	(129,334)	(71,640)

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(1,149)	(2,342)	(8,296)	(17,239)	(973)	(11,328)	(43,886)
HC Advisors Shares	—	—	(12)	(24)	—	(28)	(88)
Net realized gains/(losses) from investments, futures, and foreign currency transactions:
HC Strategic Shares	(14,925)	(7,059)	—	(3,435)	(273)	(82,714)	(152,759)
HC Advisors Shares	—	—	—	(5)	—	(219)	(336)

Change in net assets resulting from distributions	(16,074)	(9,401)	(8,308)	(20,703)	(1,246)	(94,289)	(197,069)

HC Strategic Shares
Proceeds from shares issued	$2,433	$4,961	$239,700	$632,646	$129,128	$232,373	$264,466
Proceeds from reinvestment of dividends	15,980	9,270	6,969	17,809	492	83,368	158,574
Cost of shares redeemed	(6,900)	(57,496)	(274,756)	(330,968)	(1,025)	(400,980)	(246,040)

Change in net assets from HC Strategic Shares of beneficial interest	11,513	(43,265)	(28,087)	319,487	128,595	(85,239)	177,000

HC Advisors Shares
Proceeds from shares issued	—	—	108	469	1	86	615
Proceeds from reinvestment of dividends	—	—	—	—	—	—	—
Cost of shares redeemed	—	—	(56)	(34)	—	(13)	(179)

Change in net assets from HC Advisors Shares of beneficial interest	—	—	52	435	1	73	436

Change in net assets from shares of beneficial interest	$11,510	$(43,265)	$(28,035)	$319,922	$128,596	$(85,166)	$177,436

Change in net assets	7,359	(38,825)	(255,805)	18,424	120,617	(308,789)	(91,273)
Net Assets:
Beginning of period	132,758	171,583	1,194,638	1,176,214	—	1,525,416	1,616,689

End of period	$140,117	$132,758	$938,833	$1,194,638	$120,617	$1,216,627	$1,525,416

Accumulated net investment income/(distributions in excess of net investment income)	$(387)	$—	$(1,491)	$(1,354)	$77	$2,812	$532
Share Transactions:
HC Strategic Shares
Issued	761	1,497	33,326	68,801	13,025	24,196	23,645
Reinvested	5,116	2,771	967	1,948	52	8,918	14,241
Redeemed	(2,071)	(16,961)	(36,478)	(36,159)	(105)	(38,934)	(20,733)

Change in HC Strategic Shares	3,806	(12,693)	(2,185)	34,590	12,972	(5,820)	17,153

HC Advisors Shares
Issued	—	—	14	50	—	8	55
Redeemed	—	—	(7)	(3)	—	(1)	(15)

Change in HC Advisors Shares	—	—	7	47	—	7	40

Total change in shares	3,806	(12,693)	(2,178)	34,637	12,972	(5,813)	17,193

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Statement has been consolidated. See Note 2O in the Notes to Financial Statements for basis of consolidation.
(b)	For the period July 13, 2015 (commencement of operations) through December 31, 2015.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Institutional International Equity Portfolio		The Emerging Markets Portfolio		The Core Fixed Income Portfolio
	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015
Operations:
Net investment income	$25,249	$78,670	$21,488	$43,250	$1,033	$1,942
Net realized gains/(losses) from investments, futures, and foreign currency transactions	(34,764)	136,491	(72,188)	6,217	(175)	1,528
Change in unrealized appreciation/(depreciation) from investments, futures, and foreign currency transactions	(219,400)	(344,743)	(295,472)	(206,924)	(556)	(2,243)

Change in net assets resulting from operations	(228,915)	(129,582)	(346,172)	(157,457)	302	1,227

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(27,382)	(87,620)	(43,162)	(41,389)	(1,157)	(2,162)
HC Advisors Shares	(38)	(117)	(66)	(60)	(34)	(62)
Net realized gains/(losses) from investments, futures, and foreign currency transactions:
HC Strategic Shares	(118,215)	(267,727)	—	(28,792)	(853)	(91)
HC Advisors Shares	(171)	(343)	—	(44)	(26)	(3)

Change in net assets resulting from distributions	(145,806)	(355,807)	(43,228)	(70,285)	(2,070)	(2,318)

HC Strategic Shares
Proceeds from shares issued	$71,496	$298,647	$685,717	$482,630	$3,293	$8,399
Proceeds from reinvestment of dividends	142,027	342,849	34,694	58,999	2,007	2,249
Cost of shares redeemed	(140,365)	(288,563)	(465,129)	(234,660)	(14,184)	(12,353)

Change in net assets from HC Strategic Shares of beneficial interest	73,158	352,933	255,282	306,969	(8,884)	(1,705)

HC Advisors Shares
Proceeds from shares issued	168	1,282	294	585	114	284
Proceeds from reinvestment of dividends	—	—	—	—	—	—
Cost of shares redeemed	(204)	(169)	(119)	(85)	(259)	(188)

Change in net assets from HC Advisors Shares of beneficial interest	(36)	1,113	175	500	(145)	96

Change in net assets from shares of beneficial interest	$73,122	$354,046	$255,457	$307,469	$(9,029)	$(1,609)

Change in net assets	(301,599)	(131,343)	(133,943)	79,727	(10,797)	(2,700)
Net Assets:
Beginning of period	2,874,093	3,005,436	1,896,064	1,816,337	99,748	102,448

End of period	$2,572,494	$2,874,093	$1,762,121	$1,896,064	$88,951	$99,748

Accumulated net investment income/(distributions in excess of net investment income)	$(2,493)	$(322)	$(3,240)	$18,500	$(113)	$45
Share Transactions:
HC Strategic Shares
Issued	7,164	26,502	46,468	26,508	336	846
Reinvested	15,430	32,663	2,438	3,385	207	227
Redeemed	(13,846)	(26,351)	(30,822)	(12,799)	(1,452)	(1,243)

Change in HC Strategic Shares	8,748	32,814	18,084	17,094	(909)	(170)

HC Advisors Shares
Issued	17	118	20	33	12	29
Redeemed	(21)	(15)	(8)	(4)	(27)	(19)

Change in HC Advisors Shares	(4)	103	12	29	(15)	10

Total change in shares	8,744	32,917	18,096	17,123	(924)	(160)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Fixed Income Opportunity Portfolio		The U.S. Government Fixed Income Securities Portfolio		The Inflation Protected Securities Portfolio
	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015
Operations:
Net investment income	$21,387	$42,601	$1,736	$3,143	$2,564	$(1,298)
Net realized gains/(losses) from investments, futures, and foreign currency transactions	(28,391)	6,179	739	2,081	(987)	(420)
Change in unrealized appreciation/(depreciation) from investments, futures, and foreign currency transactions	(36,824)	(47,619)	(629)	324	(11,485)	(7,328)

Change in net assets resulting from operations	(43,828)	1,161	1,846	5,548	(9,908)	(9,046)

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(24,287)	(43,170)	(1,805)	(3,131)	(938)	(1,507)
HC Advisors Shares	(30)	(59)	—	—	—	—
Net realized gains/(losses) from investments, futures, and foreign currency transactions:
HC Strategic Shares	(3,165)	(18,509)	(2,249)	—	—	(414)
HC Advisors Shares	(4)	(25)	—	—	—	—
Tax return of capital:
HC Strategic Shares	—	—	—	—	—	(868)

Change in net assets resulting from distributions	(27,486)	(61,763)	(4,054)	(3,131)	(938)	(2,789)

HC Strategic Shares
Proceeds from shares issued	$61,357	$102,166	$4,028	$54,854	$3,019	$32,733
Proceeds from reinvestment of dividends	24,664	57,361	3,719	2,620	872	2,651
Cost of shares redeemed	(43,023)	(92,612)	(39,798)	(43,807)	(17,155)	(39,831)

Change in net assets from HC Strategic Shares of beneficial interest	42,998	66,915	(32,051)	13,667	(13,264)	(4,447)

HC Advisors Shares
Proceeds from shares issued	29	138	—	—	—	—
Proceeds from reinvestment of dividends	—	—	—	—	—	—
Cost of shares redeemed	(72)	(11)	—	—	—	—

Change in net assets from HC Advisors Shares of beneficial interest	(43)	127	—	—	—	—

Change in net assets from shares of beneficial interest	$42,955	$67,042	$(32,051)	$13,667	$(13,264)	$(4,447)

Change in net assets	(28,359)	6,440	(34,259)	16,084	(24,110)	(16,282)
Net Assets:
Beginning of period	811,560	805,120	262,998	246,914	510,177	526,459

End of period	$783,201	$811,560	$228,739	$262,998	$486,067	$510,177

Accumulated net investment income/(distributions in excess of net investment income)	$61	$2,991	$(5)	$64	$(15)	$(1,641)
Share Transactions:
HC Strategic Shares
Issued	8,832	14,150	400	5,477	304	3,252
Reinvested	3,731	8,023	372	260	89	260
Redeemed	(6,448)	(12,835)	(3,950)	(4,317)	(1,732)	(3,952)

Change in HC Strategic Shares	6,115	9,338	(3,178)	1,420	(1,339)	(440)

HC Advisors Shares
Issued	4	19	—	—	—	—
Redeemed	(10)	(2)	—	—	—	—

Change in HC Advisors Shares	(6)	17	—	—	—	—

Total change in shares	6,109	9,355	(3,178)	1,420	(1,339)	(440)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The U.S. Corporate Fixed Income Securities Portfolio		The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio		The Short-Term Municipal Bond Portfolio
	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015
Operations:
Net investment income	$3,704	$6,309	$2,391	$4,961	$124	$252
Net realized gains/(losses) from investments	(1,207)	7,917	298	1,318	1	2
Change in unrealized appreciation/(depreciation) from investments	(2,754)	(13,362)	(848)	(1,122)	(21)	(214)

Change in net assets resulting from operations	(257)	864	1,841	5,157	104	40

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(3,835)	(6,349)	(3,354)	(6,634)	(133)	(250)
Net realized gains/(losses) from investments:
HC Strategic Shares	(5,503)	(2,303)	—	—	(3)	(4)

Change in net assets resulting from distributions	(9,338)	(8,652)	(3,354)	(6,634)	(136)	(254)

HC Strategic Shares
Proceeds from shares issued	$60,663	$37,375	$3,784	$39,644	$205	$640
Proceeds from reinvestment of dividends	8,653	7,765	2,729	5,402	136	254
Cost of shares redeemed	(14,017)	(71,627)	(54,881)	(42,173)	(501)	(1,450)

Change in net assets from HC Strategic Shares of beneficial interest	55,299	(26,487)	(48,368)	2,873	(160)	(556)

HC Fund Shares
Change in net assets from shares of beneficial interest	$55,299	$(26,487)	$(48,368)	$2,873	$(160)	$(556)

Change in net assets	45,704	(34,275)	(49,881)	1,396	(192)	(770)
Net Assets:
Beginning of period	223,329	257,604	252,028	250,632	20,933	21,703

End of period	$269,033	$223,329	$202,147	$252,028	$20,741	$20,933

Accumulated net investment income/(distributions in excess of net investment income)	$(19)	$112	$(836)	$127	$(16)	$(7)
Share Transactions:
HC Strategic Shares
Issued	6,165	3,677	385	4,011	20	64
Reinvested	895	765	279	547	14	25
Redeemed	(1,434)	(7,008)	(5,579)	(4,251)	(50)	(145)

Change in HC Strategic Shares	5,626	(2,566)	(4,915)	307	(16)	(56)

Total change in shares	5,626	(2,566)	(4,915)	307	(16)	(56)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (concluded)

(Amounts in thousands)

	The Intermediate Term Municipal Bond Portfolio		The Intermediate Term Municipal Bond II Portfolio
	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015	For the Six Months Ended December 31, 2015 (Unaudited)	For the Year Ended June 30, 2015
Operations:
Net investment income	$4,488	$8,512	$789	$1,429
Net realized gains/(losses) from investments	2,163	3,209	29	385
Change in unrealized appreciation/(depreciation) from investments	631	(5,140)	734	(774)

Change in net assets resulting from operations	7,282	6,581	1,552	1,040

Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(4,780)	(8,450)	(810)	(1,411)
HC Advisors Shares	(22)	(45)	(6)	(12)
Net realized gains/(losses) from investments:
HC Strategic Shares	—	—	(33)	(319)
HC Advisors Shares	—	—	—	(3)

Change in net assets resulting from distributions	(4,802)	(8,495)	(849)	(1,745)

HC Strategic Shares
Proceeds from shares issued	$13,400	$33,215	$2,054	$7,805
Proceeds from reinvestment of dividends	4,557	8,157	799	1,675
Cost of shares redeemed	(13,800)	(42,300)	(2,113)	(9,380)

Change in net assets from HC Strategic Shares of beneficial interest	4,157	(928)	740	100

HC Advisors Shares
Proceeds from shares issued	4	52	2	16
Proceeds from reinvestment of dividends	—	—	—	—
Cost of shares redeemed	(105)	(549)	(31)	(160)

Change in net assets from HC Advisors Shares of beneficial interest	(101)	(497)	(29)	(144)

Change in net assets from shares of beneficial interest	$4,056	$(1,425)	$711	$(44)

Change in net assets	6,536	(3,339)	1,414	(749)
Net Assets:
Beginning of period	422,408	425,747	77,677	78,426

End of period	$428,944	$422,408	$79,091	$77,677

Accumulated net investment income/(distributions in excess of net investment income)	$(76)	$238	$(22)	$5
Share Transactions:
HC Strategic Shares
Issued	1,323	3,277	198	750
Reinvested	451	806	76	161
Redeemed	(1,364)	(4,173)	(203)	(900)

Change in HC Strategic Shares	410	(90)	71	11

HC Advisors Shares
Issued	—	5	—	2
Redeemed	(10)	(54)	(2)	(16)

Change in HC Advisors Shares	(10)	(49)	(2)	(14)

Total change in shares	400	(139)	69	(3)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
The Value Equity Portfolio
HC Strategic Shares
Six Months Ended December 31, 2015 (Unaudited)	$18.46	$0.21		$(0.83)	$(0.62)	$(0.23)	$(0.74)	$(0.97)
Year Ended June 30, 2015	17.88	0.36		0.58	0.94	(0.36)	—	(0.36)
Year Ended June 30, 2014	14.94	0.42		2.94	3.36	(0.42)	—	(0.42)
Year Ended June 30, 2013	12.22	0.38		2.69	3.07	(0.35)	—	(0.35)
Year Ended June 30, 2012	12.50	0.30		(0.28)	0.02	(0.30)	—	(0.30)
Year Ended June 30, 2011	9.98	0.22		2.52	2.74	(0.22)	—	(0.22)
HC Advisors Shares
Six Months Ended December 31, 2015 (Unaudited)	$18.46	$0.22		$(0.85)	$(0.63)	$(0.23)	$(0.74)	$(0.97)
Year Ended June 30, 2015	17.88	0.36		0.58	0.94	(0.36)	—	(0.36)
Year Ended June 30, 2014	14.94	0.43		2.93	3.36	(0.42)	—	(0.42)
Year Ended June 30, 2013	12.22	0.35		2.72	3.07	(0.35)	—	(0.35)
Year Ended June 30, 2012	12.49	0.31		(0.28)	0.03	(0.30)	—	(0.30)
Period Ended June 30, 2011(d)	9.93	0.21		2.57	2.78	(0.22)	—	(0.22)
The Institutional Value Equity Portfolio
HC Strategic Shares
Six Months Ended December 31, 2015 (Unaudited)	$13.49	$0.14		$(0.60)	$(0.46)	$(0.15)	$(1.45)	$(1.60)
Year Ended June 30, 2015	14.79	0.27		0.44	0.71	(0.28)	(1.73)	(2.01)
Year Ended June 30, 2014	14.60	0.36	(e)	2.66 (e)	3.02	(0.35)	(2.48)	(2.83)
Year Ended June 30, 2013	12.55	0.38		2.69	3.07	(0.37)	(0.65)	(1.02)
Year Ended June 30, 2012	12.96	0.13		(0.06)	0.07	(0.30)	(0.18)	(0.48)
Year Ended June 30, 2011	10.26	0.23		2.67	2.90	(0.20)	—	(0.20)
HC Advisors Shares
Six Months Ended December 31, 2015 (Unaudited)	$13.50	$0.15		$(0.62)	$(0.47)	$(0.15)	$(1.45)	$(1.60)
Year Ended June 30, 2015	14.79	0.27		0.45	0.72	(0.28)	(1.73)	(2.01)
Year Ended June 30, 2014	14.60	0.36	(e)	2.66 (e)	3.02	(0.35)	(2.48)	(2.83)
Year Ended June 30, 2013	12.55	0.37		2.70	3.07	(0.37)	(0.65)	(1.02)
Year Ended June 30, 2012	12.97	0.14		(0.08)	0.06	(0.30)	(0.18)	(0.48)
Period Ended June 30, 2011(d)	10.21	0.21		2.75	2.96	(0.20)	—	(0.20)
The Growth Equity Portfolio
HC Strategic Shares
Six Months Ended December 31, 2015 (Unaudited)	$22.37	$0.11		$0.77	$0.88	$(0.11)	$(4.63)	$(4.74)
Year Ended June 30, 2015	20.51	0.19		2.10	2.29	(0.19)	(0.24)	(0.43)
Year Ended June 30, 2014	16.95	0.21		3.56	3.77	(0.21)	—	(0.21)
Year Ended June 30, 2013	14.88	0.24		2.07	2.31	(0.24)	—	(0.24)
Year Ended June 30, 2012	13.87	0.15		1.01	1.16	(0.15)	—	(0.15)
Year Ended June 30, 2011	10.39	0.10		3.48	3.58	(0.10)	—	(0.10)
HC Advisors Shares
Six Months Ended December 31, 2015 (Unaudited)	$22.35	$0.12		$0.75	$0.87	$(0.11)	$(4.63)	$(4.74)
Year Ended June 30, 2015	20.48	0.19		2.11	2.30	(0.19)	(0.24)	(0.43)
Year Ended June 30, 2014	16.93	0.21		3.55	3.76	(0.21)	—	(0.21)
Year Ended June 30, 2013	14.86	0.22		2.09	2.31	(0.24)	—	(0.24)
Year Ended June 30, 2012	13.85	0.15		1.01	1.16	(0.15)	—	(0.15)
Period Ended June 30, 2011(d)	10.40	0.10		3.45	3.55	(0.10)	—	(0.10)
The Institutional Growth Equity Portfolio
HC Strategic Shares
Six Months Ended December 31, 2015 (Unaudited)	$17.14	$0.09		$0.55	$0.64	$(0.09)	$(3.18)	$(3.27)
Year Ended June 30, 2015	16.59	0.16		1.63	1.79	(0.15)	(1.09)	(1.24)
Year Ended June 30, 2014	15.00	0.18		3.01	3.19	(0.19)	(1.41)	(1.60)
Year Ended June 30, 2013	15.02	0.23		2.07	2.30	(0.23)	(2.09)	(2.32)
Year Ended June 30, 2012	14.10	0.16		0.97	1.13	(0.15)	(0.06)	(0.21)
Year Ended June 30, 2011	10.58	0.12		3.50	3.62	(0.10)	—	(0.10)
HC Advisors Shares
Six Months Ended December 31, 2015 (Unaudited)	$17.15	$0.09		$0.54	$0.63	$(0.09)	$(3.18)	$(3.27)
Year Ended June 30, 2015	16.59	0.16		1.64	1.80	(0.15)	(1.09)	(1.24)
Year Ended June 30, 2014	15.00	0.19		3.00	3.19	(0.19)	(1.41)	(1.60)
Year Ended June 30, 2013	15.01	0.23		2.08	2.31	(0.23)	(2.09)	(2.32)
Year Ended June 30, 2012	14.10	0.16		0.96	1.12	(0.15)	(0.06)	(0.21)
Period Ended June 30, 2011(d)	10.59	0.11		3.50	3.61	(0.10)	—	(0.10)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(e)	Per share amounts are based on average shares outstanding.
(f)	Portfolio Turnover does not include TBA security transactions.

See accompanying notes to financial statements.

			Ratios/Supplementary Data:
Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$16.87	(3.33)%	$564,115	0.26%	0.25%	0.25%	2.37%	35.03%
18.46	5.27%	622,022	0.29%	0.28%	0.28%	1.95%	123.19%
17.88	22.69%	628,645	0.32%	0.31%	0.31%	2.44%	53.96%
14.94	25.46%	679,946	0.29%	0.27%	0.27%	2.73%	54.28%
12.22	0.23%	608,294	0.29%	0.26%	0.26%	2.59%	108.58%
12.50	27.56%	534,710	0.37%	0.31%	0.31%	1.90%	72.04%

$16.86	(3.38)%	$1,047	0.51%	0.25%	0.25%	2.37%	35.03%
18.46	5.27%	1,163	0.54%	0.28%	0.28%	1.94%	123.19%
17.88	22.69%	1,217	0.57%	0.31%	0.31%	2.43%	53.96%
14.94	25.46%	1,564	0.48%	0.27%	0.27%	2.74%	54.28%
12.22	0.32%	811	0.29%	0.26%	0.26%	2.58%	108.58%
12.49	28.10%	763	0.62%	0.31%	0.31%	1.98%	72.04%

$11.43	(3.31)%	$866,757	0.26%	0.25%	0.25%	2.30%	35.15%
13.49	5.05%	915,067	0.28%	0.27%	0.27%	1.95%	119.98%
14.79	22.82%	1,036,650	0.32%	0.31%	0.31%	2.45%	63.68%
14.60	25.76%	936,866	0.28%	0.26%	0.26%	2.76%	51.12%
12.55	0.78%	958,796	0.29%	0.26%	0.26%	2.58%	128.77%
12.96	28.41%	820,117	0.40%	0.35%	0.35%	1.79%	97.05%	(f)

$11.43	(3.40)%	$1,303	0.51%	0.25%	0.25%	2.30%	35.15%
13.50	5.12%	1,613	0.53%	0.27%	0.27%	1.96%	119.98%
14.79	22.82%	1,434	0.57%	0.31%	0.31%	2.45%	63.68%
14.60	25.76%	2,098	0.46%	0.26%	0.26%	2.76%	51.12%
12.55	0.70%	1,658	0.29%	0.26%	0.26%	2.58%	128.77%
12.97	29.14%	1,292	0.65%	0.35%	0.35%	1.83%	97.05%	(f)

$18.51	3.89%	$783,260	0.28%	0.28%	0.28%	1.02%	18.90%
22.37	11.27%	872,004	0.30%	0.30%	0.30%	0.88%	57.33%
20.51	22.33%	839,813	0.28%	0.28%	0.28%	1.09%	30.28%
16.95	15.62%	736,260	0.27%	0.27%	0.27%	1.47%	23.77%
14.88	8.49%	731,586	0.31%	0.31%	0.31%	1.11%	64.59%
13.87	34.56%	735,267	0.37%	0.36%	0.37%	0.82%	49.14%

$18.48	3.85%	$1,277	0.53%	0.28%	0.28%	1.03%	18.90%
22.35	11.34%	1,623	0.55%	0.30%	0.30%	0.88%	57.33%
20.48	22.29%	1,690	0.53%	0.28%	0.28%	1.09%	30.28%
16.93	15.64%	1,530	0.46%	0.27%	0.27%	1.49%	23.77%
14.86	8.50%	928	0.31%	0.31%	0.31%	1.10%	64.59%
13.85	34.24%	955	0.62%	0.36%	0.37%	0.83%	49.14%

$14.51	3.77%	$1,268,486	0.27%	0.27%	0.27%	1.05%	18.21%
17.14	11.14%	1,317,132	0.29%	0.28%	0.28%	0.93%	96.81%
16.59	22.19%	1,442,721	0.26%	0.26%	0.26%	1.15%	48.43%
15.00	17.08%	1,142,874	0.26%	0.26%	0.26%	1.53%	39.54%
15.02	8.20%	1,090,547	0.32%	0.32%	0.32%	1.18%	83.80%
14.10	34.29%	1,072,089	0.39%	0.38%	0.37%	0.92%	85.12%	(f)

$14.51	3.71%	$1,703	0.52%	0.27%	0.27%	1.05%	18.21%
17.15	11.20%	2,187	0.54%	0.28%	0.28%	0.93%	96.81%
16.59	22.19%	1,935	0.51%	0.26%	0.26%	1.16%	48.43%
15.00	17.15%	1,842	0.44%	0.26%	0.26%	1.54%	39.54%
15.01	8.13%	1,828	0.32%	0.32%	0.32%	1.19%	83.80%
14.10	34.16%	1,555	0.64%	0.38%	0.37%	0.92%	85.12%	(f)

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized/ Unrealized Gains/ (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital
The Small Capitalization–Mid Capitalization Equity Portfolio
HC Strategic Shares
Six Months Ended December 31, 2015 (Unaudited)	$22.68	$0.01	$(1.80)	$(1.79)	$—	$—	$—
Year Ended June 30, 2015	21.22	(0.01)	1.48	1.47	(0.01)	—	—
Year Ended June 30, 2014	17.12	0.06	4.11	4.17	(0.07)	—	—
Year Ended June 30, 2013	13.68	0.15	3.43	3.58	(0.14)	—	—
Year Ended June 30, 2012	14.04	0.07	(0.36)	(0.29)	(0.07)	—	—
Year Ended June 30, 2011	10.41	0.05	3.64	3.69	(0.06)	—	—
HC Advisors Shares
Six Months Ended December 31, 2015 (Unaudited)	$22.66	$0.01	$(1.81)	$(1.80)	$—	$—	$—
Year Ended June 30, 2015	21.20	(0.01)	1.48	1.47	(0.01)	—	—
Year Ended June 30, 2014	17.10	0.06	4.11	4.17	(0.07)	—	—
Year Ended June 30, 2013	13.66	0.14	3.44	3.58	(0.14)	—	—
Year Ended June 30, 2012	14.03	0.07	(0.37)	(0.30)	(0.07)	—	—
Period Ended June 30, 2011(e)	10.13	0.05	3.91	3.96	(0.06)	—	—
The Institutional Small Capitalization–Mid Capitalization Equity Portfolio
HC Strategic Shares
Six Months Ended December 31, 2015 (Unaudited)	$16.61	$0.01	$(1.23)	$(1.22)	$—	$(0.90)	$—
Year Ended June 30, 2015	17.19	0.01	1.14	1.15	(0.01)	(1.72)	—
Year Ended June 30, 2014	17.09	0.03	3.28	3.31	(0.03)	(3.18)	—
Year Ended June 30, 2013	13.52	0.09	3.58	3.67	(0.10)	—	—
Year Ended June 30, 2012	13.90	0.04	(0.38)	(0.34)	(0.04)	—	—
Year Ended June 30, 2011	10.32	0.05	3.59	3.64	(0.06)	—	—
HC Advisors Shares
Six Months Ended December 31, 2015 (Unaudited)	$16.61	$0.01	$(1.23)	$(1.22)	$—	$(0.90)	$—
Year Ended June 30, 2015	17.19	0.01	1.14	1.15	(0.01)	(1.72)	—
Year Ended June 30, 2014	17.09	0.03	3.28	3.31	(0.03)	(3.18)	—
Year Ended June 30, 2013	13.52	0.09	3.58	3.67	(0.10)	—	—
Year Ended June 30, 2012	13.90	0.04	(0.38)	(0.34)	(0.04)	—	—
Period Ended June 30, 2011(e)	10.05	0.05	3.86	3.91	(0.06)	—	—
The Real Estate Securities Portfolio
HC Strategic Shares
Six Months Ended December 31, 2015 (Unaudited)	$3.24	$0.03	$0.27	$0.30	$(0.03)	$(0.38)	$—
Year Ended June 30, 2015	3.20	0.04	0.21	0.25	(0.05)	(0.16)	—
Year Ended June 30, 2014(f)	2.76	0.05	0.41	0.46	(0.02)	— (d)	—
Year Ended June 30, 2013(g)	11.16	0.09	0.94	1.03	(0.11)	(6.65)	—	(d)
Year Ended June 30, 2012	17.60	0.13	0.63	0.76	(0.20)	(7.00)	—
Year Ended June 30, 2011	13.53	0.20	4.71	4.91	(0.33)	(0.51)	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Amount rounds to less than $0.005 per share.
(e)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(f)	For the period September 12, 2013 (commencement of operations) through June 30, 2014.
(g)

Represents the last traded net asset value per share on June 30, 2013. As of the close of business on June 30, 2013, the Real Estate Securities Portfolio had no assets and no shareholders and was close to new investors.

See accompanying notes to financial statements.

Distributions to Shareholders:				Ratios/Supplementary Data:
Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$—	$20.89	(7.89)%	$98,715	0.79%	0.74%	0.74%	0.09%	26.82%
(0.01)	22.68	6.91%	114,754	0.83%	0.82%	0.82%	(0.06)%	67.34%
(0.07)	21.22	24.38%	113,698	0.61%	0.60%	0.60%	0.32%	41.18%
(0.14)	17.12	26.34%	112,700	0.56%	0.56%	0.56%	0.99%	34.45%
(0.07)	13.68	(2.06)%	125,014	0.63%	0.63%	0.63%	0.52%	57.28%
(0.06)	14.04	35.48%	134,582	0.70%	0.70%	0.70%	0.37%	51.76%

$—	$20.86	(7.94)%	$180	1.04%	0.74%	0.74%	0.09%	26.82%
(0.01)	22.66	6.92%	195	1.08%	0.82%	0.82%	(0.06)%	67.34%
(0.07)	21.20	24.41%	207	0.86%	0.60%	0.60%	0.32%	41.18%
(0.14)	17.10	26.38%	191	0.75%	0.56%	0.56%	1.02%	34.45%
(0.07)	13.66	(2.13)%	162	0.63%	0.63%	0.63%	0.52%	57.28%
(0.06)	14.03	39.12%	157	0.95%	0.70%	0.70%	0.37%	51.76%

$(0.90)	$14.49	(7.32)%	$186,353	0.76%	0.71%	0.71%	0.15%	28.65%
(1.73)	16.61	7.43%	200,423	0.81%	0.80%	0.80%	0.03%	83.94%
(3.21)	17.19	20.85%	182,460	0.70%	0.70%	0.70%	0.21%	67.75%
(0.10)	17.09	27.29%	177,162	0.70%	0.69%	0.69%	0.68%	58.43%
(0.04)	13.52	(2.45)%	196,911	0.78%	0.76%	0.76%	0.29%	81.04%
(0.06)	13.90	35.33%	188,534	0.71%	0.71%	0.71%	0.42%	100.93%

$(0.90)	$14.49	(7.32)%	$223	1.01%	0.71%	0.71%	0.15%	28.65%
(1.73)	16.61	7.43%	265	1.06%	0.80%	0.80%	0.03%	83.94%
(3.21)	17.19	20.85%	239	0.95%	0.70%	0.70%	0.22%	67.75%
(0.10)	17.09	27.29%	243	0.88%	0.69%	0.69%	0.67%	58.43%
(0.04)	13.52	(2.45)%	276	0.78%	0.76%	0.76%	0.29%	81.04%
(0.06)	13.90	38.97%	228	0.96%	0.71%	0.71%	0.44%	100.93%

$(0.41)	$3.13	9.19%	$140,117	0.81%	0.81%	0.81%	1.89%	16.26%
(0.21)	3.24	7.44%	132,758	0.79%	0.79%	0.79%	1.22%	60.49%
(0.02)	3.20	17.00%	171,583	0.79%	0.78%	0.78%	1.94%	52.49%
(6.76)	5.43	13.28%	—	0.88%	0.88%	0.88%	0.98%	53.50%
(7.20)	11.16	12.29%	77,739	0.82%	0.82%	0.82%	1.00%	70.31%
(0.84)	17.60	37.15%	147,326	0.80%	0.80%	0.80%	2.15%	79.82%

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized/ Unrealized Gains/ (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital	Total Distributions to Shareholders
The Commodity Returns Strategy Portfolio (d)
HC Strategic Shares
Six Months Ended December 31, 2015 (Unaudited)	$8.80	$0.06	$(1.77)	$(1.71)	$(0.06)	$—	$—	$(0.06)
Year Ended June 30, 2015	11.64	0.13	(2.79)	(2.66)	(0.14)	(0.04)	—	(0.18)
Year Ended June 30, 2014	9.82	0.09	1.83	1.92	(0.10)	—	—	(0.10)
Year Ended June 30, 2013	10.01	0.12	(0.20)	(0.08)	(0.11)	—	—	(0.11)
Year Ended June 30, 2012	12.62	0.07	(2.46)	(2.39)	(0.06)	(0.16)	—	(0.22)
Year Ended June 30, 2011	9.57	0.04	3.19	3.23	(0.04)	(0.14)	—	(0.18)
HC Advisors Shares
Six Months Ended December 31, 2015 (Unaudited)	$8.80	$0.06	$(1.77)	$(1.71)	$(0.06)	$—	$—	$(0.06)
Year Ended June 30, 2015	11.63	0.13	(2.78)	(2.65)	(0.14)	(0.04)	—	(0.18)
Year Ended June 30, 2014	9.81	0.08	1.84	1.92	(0.10)	—	—	(0.10)
Year Ended June 30, 2013	10.01	0.12	(0.21)	(0.09)	(0.11)	—	—	(0.11)
Year Ended June 30, 2012	12.62	0.08	(2.47)	(2.39)	(0.06)	(0.16)	—	(0.22)
Period Ended June 30, 2011 (e)	9.71	0.05	3.04	3.09	(0.04)	(0.14)	—	(0.18)
The ESG Growth Portfolio
HC Strategic Shares
Period Ended December 31, 2015 (Unaudited)(f)	$10.00	$0.07	$(0.67)	$(0.60)	$(0.08)	$(0.02)	$—	$(0.10)
HC Advisors Shares
Period Ended December 31, 2015 (Unaudited)(f)	$10.00	$0.07	$(0.67)	$(0.60)	$(0.08)	$(0.02)	$—	$(0.10)
The International Equity Portfolio
HC Strategic Shares
Six Months Ended December 31, 2015 (Unaudited)	$11.18	$0.12	$(1.10)	$(0.98)	$(0.10)	$(0.79)	$—	$(0.89)
Year Ended June 30, 2015	13.56	0.30	(0.96)	(0.66)	(0.34)	(1.38)	—	(1.72)
Year Ended June 30, 2014	11.35	0.43	2.25	2.68	(0.43)	(0.04)	—	(0.47)
Year Ended June 30, 2013	9.74	0.32	1.61	1.93	(0.32)	—	—	(0.32)
Year Ended June 30, 2012	10.98	0.24	(1.25)	(1.01)	(0.23)	—	—	(0.23)
Year Ended June 30, 2011	8.51	0.25	2.49	2.74	(0.27)	—	—	(0.27)
HC Advisors Shares
Six Months Ended December 31, 2015 (Unaudited)	$11.18	$0.11	$(1.08)	$(0.97)	$(0.10)	$(0.79)	$—	$(0.89)
Year Ended June 30, 2015	13.56	0.30	(0.96)	(0.66)	(0.34)	(1.38)	—	(1.72)
Year Ended June 30, 2014	11.36	0.43	2.24	2.67	(0.43)	(0.04)	—	(0.47)
Year Ended June 30, 2013	9.75	0.31	1.62	1.93	(0.32)	—	—	(0.32)
Year Ended June 30, 2012	10.99	0.24	(1.25)	(1.01)	(0.23)	—	—	(0.23)
Period Ended June 30, 2011(e)	8.74	0.23	2.29	2.52	(0.27)	—	—	(0.27)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Statement has been consolidated. Please see Note 2O in the Notes to Financial Statements for basis of consolidation.
(e)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(f)	For the period July 13, 2015 (commencement of operations) through December 31, 2015.

See accompanying notes to financial statements.

			Ratios/Supplementary Data:
Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$7.03	(19.41)%	$937,477	0.52%	0.52%	0.52%	1.67%	99.24%
8.80	(22.91)%	1,193,003	0.63%	0.63%	0.63%	1.40%	63.29%
11.64	19.64%	1,174,593	0.66%	0.66%	0.66%	0.87%	61.70%
9.82	(0.85)%	906,350	0.64%	0.64%	0.64%	1.18%	34.75%
10.01	(18.95)%	686,912	0.73%	0.73%	0.73%	0.83%	83.66%
12.62	33.86%	500,846	1.03%	1.03%	1.03%	0.40%	79.60%

$7.03	(19.41)%	$1,356	0.77%	0.52%	0.52%	1.67%	99.24%
8.80	(22.84)%	1,635	0.88%	0.63%	0.63%	1.37%	63.29%
11.63	19.66%	1,621	0.91%	0.66%	0.66%	0.81%	61.70%
9.81	(0.95)%	1,151	0.82%	0.64%	0.64%	1.20%	34.75%
10.01	(18.95)%	902	0.73%	0.73%	0.73%	0.84%	84.66%
12.62	31.93%	609	1.28%	1.03%	1.03%	0.44%	79.60%

$9.30	(6.05)%	$120,616	0.44%	0.44%	0.44%	1.91%	8.57%

$9.30	(6.05)%	$1	0.69%	0.44%	0.44%	1.79%	8.57%

$9.31	(8.73)%	$1,214,038	0.39%	0.39%	0.39%	2.05%	18.90%
11.18	(4.50)%	1,522,384	0.38%	0.38%	0.38%	2.61%	48.85%
13.56	23.72%	1,613,553	0.42%	0.42%	0.42%	3.26%	55.23%
11.35	19.76%	1,385,888	0.41%	0.41%	0.41%	2.91%	46.29%
9.74	(9.13)%	1,190,531	0.54%	0.54%	0.54%	2.58%	68.87%
10.98	32.30%	1,204,581	0.57%	0.57%	0.57%	2.42%	49.11%

$9.32	(8.64)%	$2,589	0.64%	0.39%	0.39%	2.08%	18.90%
11.18	(4.50)%	3,032	0.63%	0.38%	0.38%	2.59%	48.85%
13.56	23.61%	3,136	0.67%	0.42%	0.42%	3.24%	55.23%
11.36	19.74%	2,732	0.61%	0.41%	0.41%	3.07%	46.29%
9.75	(9.12)%	1,581	0.54%	0.54%	0.54%	2.62%	68.87%
10.99	28.93%	1,466	0.82%	0.57%	0.57%	3.05%	49.11%

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized/ Unrealized Gains/ (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
The Institutional International Equity Portfolio
HC Strategic Shares
Six Months Ended December 31, 2015 (Unaudited)	$10.58	$0.09	$(0.96)	$(0.87)	$(0.10)	$(0.44)	$(0.54)
Year Ended June 30, 2015	12.58	0.29	(0.89)	(0.60)	(0.32)	(1.08)	(1.40)
Year Ended June 30, 2014	10.87	0.40	2.17	2.57	(0.40)	(0.46)	(0.86)
Year Ended June 30, 2013	9.38	0.30	1.56	1.86	(0.30)	(0.07)	(0.37)
Year Ended June 30, 2012	10.97	0.22	(1.29)	(1.07)	(0.21)	(0.31)	(0.52)
Year Ended June 30, 2011	8.51	0.25	2.49	2.74	(0.28)	—	(0.28)
HC Advisors Shares
Six Months Ended December 31, 2015 (Unaudited)	$10.57	$0.10	$(0.97)	$(0.87)	$(0.10)	$(0.44)	$(0.54)
Year Ended June 30, 2015	12.57	0.30	(0.90)	(0.60)	(0.32)	(1.08)	(1.40)
Year Ended June 30, 2014	10.87	0.41	2.15	2.56	(0.40)	(0.46)	(0.86)
Year Ended June 30, 2013	9.37	0.31	1.56	1.87	(0.30)	(0.07)	(0.37)
Year Ended June 30, 2012	10.96	0.23	(1.30)	(1.07)	(0.21)	(0.31)	(0.52)
Period Ended June 30, 2011(d)	8.73	0.24	2.27	2.51	(0.28)	—	(0.28)
The Emerging Markets Portfolio
HC Strategic Shares
Six Months Ended December 31, 2015 (Unaudited)	$17.58	$0.16	$(3.39)	$(3.23)	$(0.36)	$—	$(0.36)
Year Ended June 30, 2015	20.01	0.40	(2.11)	(1.71)	(0.41)	(0.31)	(0.72)
Year Ended June 30, 2014	17.51	0.35	2.51	2.86	(0.36)	—	(0.36)
Year Ended June 30, 2013	17.79	0.34	(0.36)	(0.02)	(0.26)	—	(0.26)
Year Ended June 30, 2012	22.42	0.18	(4.20)	(4.02)	(0.17)	(0.44)	(0.61)
Year Ended June 30, 2011	17.81	0.25	4.72	4.97	(0.15)	(0.21)	(0.36)
HC Advisors Shares
Six Months Ended December 31, 2015 (Unaudited)	$17.57	$0.17	$(3.40)	$(3.23)	$(0.36)	$—	$(0.36)
Year Ended June 30, 2015	20.00	0.42	(2.13)	(1.71)	(0.41)	(0.31)	(0.72)
Year Ended June 30, 2014	17.51	0.35	2.50	2.85	(0.36)	—	(0.36)
Year Ended June 30, 2013	17.79	0.36	(0.38)	(0.02)	(0.26)	—	(0.26)
Year Ended June 30, 2012	22.42	0.19	(4.21)	(4.02)	(0.17)	(0.44)	(0.61)
Period Ended June 30, 2011(d)	18.17	0.25	4.36	4.61	(0.15)	(0.21)	(0.36)
The Core Fixed Income Portfolio
HC Strategic Shares
Six Months Ended December 31, 2015 (Unaudited)	$9.78	$0.11	$(0.08)	$0.03	$(0.12)	$(0.10)	$(0.22)
Year Ended June 30, 2015	9.89	0.19	(0.07)	0.12	(0.22)	(0.01)	(0.23)
Year Ended June 30, 2014	9.73	0.22	0.24	0.46	(0.25)	(0.05)	(0.30)
Year Ended June 30, 2013	10.27	0.21	(0.30)	(0.09)	(0.26)	(0.19)	(0.45)
Year Ended June 30, 2012	10.14	0.24	0.53	0.77	(0.25)	(0.39)	(0.64)
Year Ended June 30, 2011	10.25	0.19	0.15	0.34	(0.25)	(0.20)	(0.45)
HC Advisors Shares
Six Months Ended December 31, 2015 (Unaudited)	$9.77	$0.11	$(0.08)	$0.03	$(0.12)	$(0.10)	$(0.22)
Year Ended June 30, 2015	9.88	0.19	(0.07)	0.12	(0.22)	(0.01)	(0.23)
Year Ended June 30, 2014	9.73	0.21	0.24	0.45	(0.25)	(0.05)	(0.30)
Year Ended June 30, 2013	10.26	0.21	(0.29)	(0.08)	(0.26)	(0.19)	(0.45)
Year Ended June 30, 2012	10.13	0.24	0.53	0.77	(0.25)	(0.39)	(0.64)
Period Ended June 30, 2011(d)	10.27	0.24	0.07	0.31	(0.25)	(0.20)	(0.45)
The Fixed Income Opportunity Portfolio
HC Strategic Shares
Six Months Ended December 31, 2015 (Unaudited)	$7.08	$0.18	$(0.54)	$(0.36)	$(0.20)	$(0.03)	$(0.23)
Year Ended June 30, 2015	7.65	0.38	(0.39)	(0.01)	(0.39)	(0.17)	(0.56)
Year Ended June 30, 2014	7.41	0.43	0.37	0.80	(0.43)	(0.13)	(0.56)
Year Ended June 30, 2013	7.22	0.47	0.19	0.66	(0.47)	—	(0.47)
Year Ended June 30, 2012	7.39	0.52	(0.16)	0.36	(0.53)	—	(0.53)
Year Ended June 30, 2011	6.73	0.57	0.66	1.23	(0.57)	—	(0.57)
HC Advisors Shares
Six Months Ended December 31, 2015 (Unaudited)	$7.08	$0.18	$(0.54)	$(0.36)	$(0.20)	$(0.03)	$(0.23)
Year Ended June 30, 2015	7.65	0.38	(0.39)	(0.01)	(0.39)	(0.17)	(0.56)
Year Ended June 30, 2014	7.40	0.41	0.40	0.81	(0.43)	(0.13)	(0.56)
Year Ended June 30, 2013	7.22	0.47	0.18	0.65	(0.47)	—	(0.47)
Year Ended June 30, 2012	7.39	0.53	(0.17)	0.36	(0.53)	—	(0.53)
Period Ended June 30, 2011(d)	6.74	0.53	0.69	1.22	(0.57)	—	(0.57)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.

See accompanying notes to financial statements.

			Ratios/Supplementary Data:
Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$9.17	(8.18)%	$2,568,970	0.36%	0.36%	0.36%	1.87%	18.01%
10.58	(4.38)%	2,869,985	0.36%	0.36%	0.36%	2.69%	52.55%
12.58	24.16%	3,001,838	0.40%	0.40%	0.40%	3.35%	64.38%
10.87	19.86%	2,431,816	0.42%	0.42%	0.42%	2.93%	47.98%
9.38	(9.40)%	1,990,173	0.55%	0.55%	0.55%	2.59%	68.64%
10.97	32.24%	1,753,957	0.58%	0.58%	0.58%	2.30%	54.67%

$9.16	(8.20)%	$3,524	0.61%	0.36%	0.36%	1.87%	18.01%
10.57	(4.38)%	4,108	0.61%	0.36%	0.36%	2.81%	52.55%
12.57	24.07%	3,598	0.65%	0.40%	0.40%	3.27%	64.38%
10.87	19.99%	3,385	0.63%	0.42%	0.42%	2.89%	47.98%
9.37	(9.41)%	3,148	0.55%	0.55%	0.55%	2.68%	68.64%
10.96	28.79%	2,399	0.83%	0.58%	0.58%	2.53%	54.67%

$13.99	(18.43)%	$1,759,544	0.58%	0.58%	0.58%	2.56%	16.52%
17.58	(8.48)%	1,893,047	0.59%	0.59%	0.59%	2.32%	85.72%
20.01	16.48%	1,813,476	0.73%	0.73%	0.73%	2.26%	75.84%
17.51	(0.28)%	1,079,208	0.77%	0.77%	0.77%	2.27%	63.21%
17.79	(17.81)%	719,013	0.98%	0.98%	0.98%	1.68%	52.27%
22.42	28.05%	510,732	1.00%	1.00%	1.00%	1.21%	61.56%

$13.98	(18.44)%	$2,577	0.83%	0.58%	0.58%	2.47%	16.52%
17.57	(8.49)%	3,017	0.84%	0.59%	0.59%	2.34%	85.72%
20.00	16.42%	2,861	0.98%	0.73%	0.73%	2.25%	75.84%
17.51	(0.28)%	1,778	0.95%	0.77%	0.77%	2.24%	63.21%
17.79	(17.81)%	1,350	0.98%	0.98%	0.98%	1.68%	52.27%
22.42	25.44%	966	1.25%	1.00%	1.00%	1.28%	61.56%

$9.59	0.27%	$86,350	0.26%	0.26%	0.26%	2.10%	29.71%
9.78	1.16%	96,952	0.27%	0.27%	0.27%	1.90%	89.60%
9.89	4.78%	99,718	0.25%	0.25%	0.25%	2.22%	75.17%
9.73	(1.02)%	93,015	0.27%	0.26%	0.26%	2.09%	53.26%
10.27	7.75%	94,895	0.30%	0.30%	0.30%	2.34%	64.20%
10.14	3.36%	103,528	0.33%	0.33%	0.33%	2.30%	684.04%

$9.58	0.27%	$2,601	0.51%	0.26%	0.26%	2.10%	29.71%
9.77	1.16%	2,796	0.52%	0.27%	0.27%	1.90%	89.60%
9.88	4.68%	2,730	0.50%	0.25%	0.25%	2.22%	75.17%
9.73	(0.92)%	2,341	0.45%	0.26%	0.26%	2.08%	53.26%
10.26	7.76%	2,232	0.30%	0.30%	0.30%	2.36%	64.20%
10.13	3.05%	2,659	0.58%	0.33%	0.33%	2.26%	684.04%

$6.49	(5.13)%	$782,241	0.38%	0.38%	0.38%	5.18%	36.20%
7.08	0.06%	810,466	0.32%	0.32%	0.32%	5.27%	55.80%
7.65	11.23%	804,070	0.30%	0.30%	0.30%	5.52%	82.94%
7.41	9.17%	752,140	0.43%	0.43%	0.43%	6.33%	74.84%
7.22	5.27%	585,953	0.53%	0.53%	0.53%	7.30%	104.25%
7.39	18.78%	452,436	0.54%	0.54%	0.54%	7.84%	157.18%

$6.49	(5.13)%	$960	0.63%	0.63%	0.38%	5.18%	36.20%
7.08	0.07%	1,094	0.57%	0.32%	0.32%	5.27%	55.80%
7.65	11.39%	1,050	0.55%	0.30%	0.30%	5.52%	82.94%
7.40	9.03%	914	0.64%	0.43%	0.43%	6.33%	74.84%
7.22	5.27%	753	0.53%	0.53%	0.53%	7.33%	104.25%
7.39	18.61%	824	0.79%	0.54%	0.54%	7.80%	157.18%

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (concluded)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized/ Unrealized Gains/ (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital
The U.S. Government Fixed Income Securities Portfolio
HC Strategic Shares
Six Months Ended December 31, 2015 (Unaudited)	$10.02	$0.07	$— (f)	$0.07	$(0.08)	$(0.10)	$—
Year Ended June 30, 2015	9.94	0.12	0.08	0.20	(0.12)	—	—
Year Ended June 30, 2014	9.91	0.12	0.07	0.19	(0.13)	(0.03)	—
Year Ended June 30, 2013	10.48	0.12	(0.30)	(0.18)	(0.12)	(0.27)	—
Year Ended June 30, 2012	10.01	0.15	0.66	0.81	(0.15)	(0.19)	—
Period Ended June 30, 2011(d)	10.00	0.07	0.01	0.08	(0.07)	—	—
The Inflation Protected Securities Portfolio
HC Strategic Shares
Six Months Ended December 31, 2015 (Unaudited)	$10.02	$0.05	$(0.25)	$(0.20)	$(0.02)	$—	$—
Year Ended June 30, 2015	10.25	(0.03)	(0.14)	(0.17)	(0.03)	(0.01)	(0.02)
Period Ended June 30, 2014(e)	10.00	0.11	0.24	0.35	(0.10)	—	—
HC Advisors Shares
Six Months ended December 31, 2015 (Unaudited)	$10.01	$0.05	$(0.25)	$(0.20)	$(0.02)	$—	$—
Year Ended June 30, 2015	10.26	(0.04)	(0.15)	(0.19)	(0.05)	(0.01)	—
Period Ended June 30, 2014(e)	10.00	0.12	0.24	0.36	(0.10)	—	—
The U.S. Corporate Fixed Income Securities Portfolio
HC Strategic Shares
Six Months Ended December 31, 2015 (Unaudited)	$9.88	$0.13	$(0.14)	$(0.01)	$(0.14)	$(0.20)	$—
Year Ended June 30, 2015	10.24	0.27	(0.27)	—	(0.27)	(0.09)	—
Year Ended June 30, 2014	9.97	0.31	0.44	0.75	(0.32)	(0.16)	—
Year Ended June 30, 2013	10.59	0.35	(0.35)	— (f)	(0.34)	(0.28)	—
Year Ended June 30, 2012	9.96	0.26	0.81	1.07	(0.35)	(0.09)	—
Period Ended June 30, 2011(d)	10.00	0.18	(0.04)	0.14	(0.18)	—	—
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
HC Strategic Shares
Six Months Ended December 31, 2015 (Unaudited)	$9.81	$0.11	$(0.03)	$0.08	$(0.16)	$—	$—
Year Ended June 30, 2015	9.87	0.19	—	0.19	(0.25)	—	—
Year Ended June 30, 2014	9.78	0.21	0.18	0.39	(0.30)	—	—
Year Ended June 30, 2013	10.22	0.20	(0.30)	(0.10)	(0.34)	—	—
Year Ended June 30, 2012	10.13	0.25	0.24	0.49	(0.36)	(0.04)	—
Period Ended June 30, 2011(d)	10.00	0.10	0.13	0.23	(0.10)	—	—
The Short-Term Municipal Bond Portfolio
HC Strategic Shares
Six Months Ended December 31, 2015 (Unaudited)	$9.94	$0.06	$(0.01)	$0.05	$(0.07)	$— (f)	$—
Year Ended June 30, 2015	10.04	0.12	(0.10)	0.02	(0.12)	—	—
Year Ended June 30, 2014	10.05	0.12	0.01	0.13	(0.12)	(0.02)	—
Year Ended June 30, 2013	10.26	0.13	(0.11)	0.02	(0.13)	(0.10)	—
Year Ended June 30, 2012	10.24	0.20	0.04	0.24	(0.20)	(0.02)	—
Year Ended June 30, 2011	10.28	0.22	(0.03)	0.19	(0.22)	(0.01)	—
The Intermediate Term Municipal Bond Portfolio
HC Strategic Shares
Six Months Ended December 31, 2015 (Unaudited)	$10.06	$0.11	$0.06	$0.17	$(0.11)	$—	$—
Year Ended June 30, 2015	10.11	0.21	(0.05)	0.16	(0.21)	—	—
Year Ended June 30, 2014	9.96	0.25	0.15	0.40	(0.25)	—	—
Year Ended June 30, 2013	10.10	0.28	(0.14)	0.14	(0.28)	—	—
Year Ended June 30, 2012	9.64	0.33	0.46	0.79	(0.33)	—	—
Year Ended June 30, 2011	9.59	0.34	0.05	0.39	(0.34)	—	—
HC Advisors Shares
Six Months Ended December 31, 2015 (Unaudited)	$10.06	$0.10	$0.06	$0.16	$(0.10)	$—	$—
Year Ended June 30, 2015	10.11	0.21	(0.05)	0.16	(0.21)	—	—
Year Ended June 30, 2014	9.96	0.25	0.15	0.40	(0.25)	—	—
Year Ended June 30, 2013	10.10	0.26	(0.12)	0.14	(0.28)	—	—
Year Ended June 30, 2012	9.64	0.33	0.46	0.79	(0.33)	—	—
Period Ended June 30, 2011(h)	9.61	0.32	0.05	0.37	(0.34)	—	—
The Intermediate Term Municipal Bond II Portfolio
HC Strategic Shares
Six Months Ended December 31, 2015 (Unaudited)	$10.31	$0.10	$0.10	$0.20	$(0.11)	$— (f)	$—
Year Ended June 30, 2015	10.41	0.19	(0.06)	0.13	(0.19)	(0.04)	—
Year Ended June 30, 2014	10.28	0.22	0.16	0.38	(0.22)	(0.03)	—
Year Ended June 30, 2013	10.56	0.22	(0.25)	(0.03)	(0.22)	(0.03)	—
Year Ended June 30, 2012	10.10	0.23	0.47	0.70	(0.23)	(0.01)	—
Period Ended June 30, 2011(d)	10.00	0.17	0.10	0.27	(0.17)	—	—
HC Advisors Shares
Six Months Ended December 31, 2015 (Unaudited)	$10.31	$0.10	$0.11	$0.21	$(0.11)	$— (f)	$—
Year Ended June 30, 2015	10.41	0.19	(0.06)	0.13	(0.19)	(0.04)	—
Year Ended June 30, 2014	10.29	0.22	0.15	0.37	(0.22)	(0.03)	—
Year Ended June 30, 2013	10.56	0.22	(0.24)	(0.02)	(0.22)	(0.03)	—
Year Ended June 30, 2012	10.10	0.23	0.47	0.70	(0.23)	(0.01)	—
Period Ended June 30, 2011(h)	10.11	0.14	(0.01)	0.13	(0.14)	—	—

See accompanying notes to financial statements.

Distributions to Shareholders:				Ratios/Supplementary Data:
Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$(0.18)	$9.91	0.63%	$228,739	0.18%	0.18%	0.18%	1.42%	21.59%
(0.12)	10.02	2.03%	262,998	0.17%	0.17%	0.17%	1.21%	99.54%
(0.16)	9.94	1.91%	246,914	0.18%	0.18%	0.18%	1.29%	62.52%
(0.39)	9.91	(1.75)%	265,390	0.18%	0.18%	0.18%	1.21%	41.62%
(0.34)	10.48	8.10%	250,150	0.25%	0.25%	0.25%	1.40%	89.01%
(0.07)	10.01	0.85%	291,810	0.26%	0.26%	0.26%	1.43%	73.52%

$(0.02)	$9.80	(2.01)%	$486,066	0.17%	0.17%	0.17%	1.02%	9.44%
(0.06)	10.02	(1.72)%	510,176	0.18%	0.18%	0.18%	(0.25)%	27.12%
(0.10)	10.25	3.50%	526,458	0.15%	0.15%	0.15%	4.55%	18.56%

$(0.02)	$9.79	(2.01)%	$1	0.42%	0.17%	0.17%	0.91%	9.44%
(0.06)	10.01	(1.91)%	1	0.43%	0.18%	0.18%	(0.25)%	27.12%
(0.10)	10.26	3.60%	1	0.40%	0.15%	0.15%	4.58%	18.56%

$(0.34)	$9.53	(0.15)%	$269,033	0.21%	0.21%	0.21%	2.82%	21.74%
(0.36)	9.88	(0.01)%	223,329	0.28%	0.28%	0.28%	2.60%	158.19%
(0.48)	10.24	7.76%	257,604	0.33%	0.33%	0.33%	3.16%	130.81%
(0.62)	9.97	(0.24)%	220,054	0.33%	0.33%	0.33%	3.26%	52.16%
(0.44)	10.59	10.87%	207,893	0.35%	0.35%	0.35%	3.33%	56.04%
(0.18)	9.96	1.44%	233,801	0.36%	0.36%	0.36%	3.48%	127.65%

$(0.16)	$9.73	0.77%	$202,147	0.18%	0.18%	0.18%	2.15%	10.83%	(g)
(0.25)	9.81	1.97%	252,028	0.17%	0.17%	0.17%	1.91%	29.92%	(g)
(0.30)	9.87	4.04%	250,632	0.17%	0.17%	0.17%	2.12%	26.46%	(g)
(0.34)	9.78	(1.05)%	253,548	0.23%	0.23%	0.23%	1.84%	34.20%	(g)
(0.40)	10.22	4.95%	237,857	0.30%	0.30%	0.30%	2.49%	28.67%	(g)
(0.10)	10.13	2.33%	278,160	0.31%	0.31%	0.31%	1.60%	10.64%	(g)

$(0.07)	$9.92	0.46%	$20,741	0.28%	0.28%	0.28%	1.18%	15.91%
(0.12)	9.94	0.19%	20,933	0.31%	0.31%	0.31%	1.18%	26.24%
(0.14)	10.04	1.26%	21,703	0.29%	0.29%	0.29%	1.16%	25.15%
(0.23)	10.05	0.21%	22,608	0.27%	0.27%	0.27%	1.27%	5.92%
(0.22)	10.26	2.33%	25,718	0.27%	0.27%	0.27%	1.88%	22.24%
(0.23)	10.24	1.92%	32,518	0.28%	0.28%	0.28%	2.17%	19.68%

$(0.11)	$10.12	1.74%	$427,048	0.27%	0.27%	0.27%	2.10%	16.75%
(0.21)	10.06	1.54%	420,423	0.24%	0.24%	0.24%	2.03%	25.67%
(0.25)	10.11	4.10%	423,257	0.29%	0.29%	0.29%	2.49%	34.05%
(0.28)	9.96	1.39%	419,846	0.29%	0.29%	0.29%	2.74%	59.43%
(0.33)	10.10	8.29%	442,365	0.31%	0.31%	0.31%	3.24%	16.99%
(0.34)	9.64	4.13%	493,229	0.33%	0.33%	0.33%	3.48%	21.78%

$(0.10)	$10.12	1.74%	$1,896	0.52%	0.27%	0.27%	2.10%	16.75%
(0.21)	10.06	1.54%	1,985	0.49%	0.24%	0.24%	2.03%	25.67%
(0.25)	10.11	4.10%	2,490	0.54%	0.29%	0.29%	2.48%	34.05%
(0.28)	9.96	1.39%	1,840	0.48%	0.29%	0.29%	2.70%	59.43%
(0.33)	10.10	8.29%	1,056	0.31%	0.31%	0.31%	3.24%	16.99%
(0.34)	9.64	3.92%	1,211	0.58%	0.33%	0.33%	3.50%	21.78%

$(0.11)	$10.40	1.97%	$78,540	0.25%	0.25%	0.25%	2.00%	4.89%
(0.23)	10.31	1.31%	77,102	0.25%	0.25%	0.25%	1.85%	21.51%
(0.25)	10.41	3.76%	77,702	0.25%	0.25%	0.25%	2.12%	17.84%
(0.25)	10.28	(0.37)%	73,472	0.25%	0.25%	0.25%	2.06%	3.76%
(0.24)	10.56	6.97%	72,377	0.25%	0.25%	0.25%	2.17%	12.31%
(0.17)	10.10	2.72%	72,294	0.32%	0.32%	0.32%	1.86%	2.81%

$(0.11)	$10.41	2.07%	$551	0.50%	0.25%	0.25%	2.00%	4.89%
(0.23)	10.31	1.31%	575	0.50%	0.25%	0.25%	1.85%	21.51%
(0.25)	10.41	3.66%	724	0.50%	0.25%	0.25%	2.11%	17.84%
(0.25)	10.29	(0.27)%	463	0.44%	0.25%	0.25%	2.06%	3.76%
(0.24)	10.56	6.97%	277	0.25%	0.25%	0.25%	2.24%	12.31%
(0.14)	10.10	1.54%	303	0.57%	0.32%	0.32%	1.99%	2.81%

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period December 6, 2010 (commencement of operations) through June 30, 2011.
(e)	For the period April 3, 2014 (commencement of operations) through June 30, 2014.
(f)	Amount rounds to less than $0.005 per share.
(g)	Portfolio Turnover does not include TBA security transactions.
(h)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Notes to Financial Statements — December 31, 2015 (Unaudited)

1.    DESCRIPTION.    HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of December 31, 2015, the Trust offered twenty-one separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization-Mid Capitalization Equity Portfolio (“Small Cap-Mid Cap Portfolio”), The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (“Institutional Small Cap-Mid Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Returns Strategy Portfolio (“Commodity Portfolio”), The ESG Growth Portfolio (“ESG Growth Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The Inflation Protected Securities Portfolio (“Inflation Protected Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”), and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio) (each a “Portfolio” and collectively the “Portfolios”).

Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each in two classes of shares: HC Advisors Shares and HC Strategic Shares. As of December 31, 2015, the HC Advisors Shares for U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio and Short-Term Municipal Portfolio had not yet commenced operations. Each class of shares for each of the Portfolios has identical rights and privileges except with respect to voting rights on matters affecting a single class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.

All the Portfolios in the Trust, except the Real Estate Portfolio and the ESG Growth Portfolio, are diversified portfolios under the 1940 Act. The Real Estate Portfolio and the ESG Growth Portfolio are non-diversified portfolios, which means that they may concentrate their investments in the securities of a limited number of issuers.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.    SIGNIFICANT ACCOUNTING POLICIES.    The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The Portfolios are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services—Investment Companies”. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of the Portfolios’ financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.    Portfolio Valuation.    The net asset value (“NAV”) per share of each Portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

B.    Securities Valuation.    Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the observability of various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange-Traded Funds): Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, or on NASDAQ, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the closing price on that exchange provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds:    Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal and Foreign Bonds, U.S. Government and Agency Securities and Inflation Indexed Bonds):    Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

Asset Backed and Mortgage Backed Securities:    In addition to the inputs discussed above for fixed income securities, asset backed and mortgage backed securities are valued using new issue data, monthly payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

Short-Term Obligations:    Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts):    Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Interest rate swaptions are valued using future interest rate volatility, yield curve, and strike price and are typically categorized as Level 2 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of December 31, 2015 (amounts in thousands). The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Portfolio.

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks	$490,655	$400	$—	$491,055
Contingent Rights	—	12	—	12
Time Deposit	—	1,093	—	1,093
Mutual Funds	72,967	—	—	72,967
Repurchase Agreement	—	2,128	—	2,128

Total Investments	$563,622	$3,633	$—	$567,255

Other Financial Instruments[1]
Futures	$(50)	$—	$—	$(50)

Institutional Value Portfolio
Common Stocks	$718,714	$584	$—	$719,298
Contingent Rights	—	20	—	20
Time Deposit	—	1,519	—	1,519
Mutual Funds	146,671	—	—	146,671
Repurchase Agreement	—	6,183	—	6,183

Total Investments	$865,385	$8,306	$—	$873,691

Other Financial Instruments[1]
Futures	$(143)	$—	$—	$(143)

Growth Portfolio
Common Stocks	$656,490	$—	$—	$656,490
Time Deposit	—	13,876	—	13,876
Mutual Funds	112,440	—	—	112,440
Repurchase Agreement	—	1,333	—	1,333

Total Investments	$768,930	$15,209	$—	$784,139

Other Financial Instruments[1]
Futures	$(258)	$—	$—	$(258)

Institutional Growth Portfolio
Common Stocks	$1,055,881	$—	$—	$1,055,881
Time Deposit	—	17,197	—	17,197
Mutual Funds	193,452	—	—	193,452
Repurchase Agreement	—	1,663	—	1,663

Total Investments	$1,249,333	$18,860	$—	$1,268,193

Other Financial Instruments[1]
Futures	$(60)	$—	$—	$(60)

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Small Cap–Mid Cap Portfolio
Common Stocks	$84,802	$—	$—	$84,802
Contingent Rights	—	—	—	—
Warrant	—	—	—	—
Time Deposit	—	3,108	—	3,108
Mutual Funds	10,971	—	—	10,971
Repurchase Agreement	—	437	—	437

Total Investments	$95,773	$3,545	$—	$99,318

Other Financial Instruments[1]
Futures	$74	$—	$—	$74

Institutional Small Cap–Mid Cap Portfolio
Common Stocks	$154,508	$—	$—	$154,508
Contingent Rights	—	—	—	—
Time Deposit	—	5,754	—	5,754
Mutual Funds	26,493	—	—	26,493
Repurchase Agreement	—	2,311	—	2,311

Total Investments	$181,001	$8,065	$—	$189,066

Other Financial Instruments[1]
Futures	$230	$—	$—	$230

Real Estate Portfolio
Common Stocks	$124,134	$2,348	$—	$126,482
Mutual Funds	13,175	—	—	13,175

Total Investments	$137,309	$2,348	$—	$139,657

Other Financial Instruments[1]
Futures	$63	$—	$—	$63

Commodity Portfolio
Common Stocks	$365,907	$293,917	$—	$659,824
Preferred Stocks	2,347	1,207	—	3,554
Corporate Bonds	—	4,521	—	4,521
Asset Backed Securities	—	2,966	—	2,966
Collateralized Mortgage Obligations	—	3,218	—	3,218
Certificate of Deposit	—	1,401	—	1,401
Global Bonds	—	3,902	—	3,902
U.S. Government Agency Securities	—	4,799	—	4,799
U.S. Government Agency Mortgage	—	6,188	—	6,188
U.S. Treasury Obligations	—	20,563	—	20,563
Yankee Dollars	—	10,649	—	10,649
Time Deposit	—	4,382	—	4,382
Mutual Funds	212,575	—	—	212,575
Purchased Options	—	53	—	53
Repurchase Agreements	—	54,807	—	54,807

Total Investments	$580,829	$412,573	$—	$993,402

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Commodity Portfolio (continued)
Other Financial Instruments[1]
Futures	$(2,383)	$—	$—	$(2,383)
Forward Currency Contracts	—	275	—	275
Written Options & Swaptions	(147)	(21)	—	(168)
Total Return Swap Agreements	—	5	—	5
Interest Rate Swap Agreements	—	60	—	60
Commodity Forward Swap Agreements	—	(165)	—	(165)
Commodity Swap Agreements	—	522	—	522
Variance Swap Agreements	—	40	—	40

ESG Growth Portfolio
Common Stocks	$57,216	$62,947	$—	$120,163
Preferred Stock	—	62	—	62
Right	—	—	—	—
Mutual Fund	176	—	—	176

Total Investments	$57,392	$63,009	$—	$120,401

International Portfolio
Common Stocks	$33,499	$890,901	$—	$924,400
Preferred Stocks	—	10,328	—	10,328
Contingent Right	1	—	—	1
Time Deposit	—	11,116	—	11,116
Mutual Funds	277,044	—	—	277,044
Repurchase Agreement	—	4,680	—	4,680

Total Investments	$310,544	$917,025	$—	$1,227,569

Other Financial Instruments[1]
Futures	$(2,913)	$—	$—	$(2,913)

Institutional International Portfolio
Common Stocks	$81,984	$2,316,030	$—	$2,398,014
Preferred Stocks	1,622	20,126	—	21,748
Rights	4	—	—	4
Contingent Right	1	—	—	1
U.S. Treasury Obligation	—	45	—	45
Time Deposit	—	18,425	—	18,425
Mutual Funds	120,805	—	—	120,805
Repurchase Agreement	—	11,859	—	11,859

Total Investments	$204,416	$2,366,485	$—	$2,570,901

Other Financial Instruments[1]
Futures	$1,514	$—	$—	$1,514

Emerging Markets Portfolio
Common Stocks	$224,237	$1,133,532	$—	$1,357,769
Preferred Stocks	17,803	16,527	—	34,330
Time Deposit	—	9,313	—	9,313
Mutual Funds	314,472	—	—	314,472
Repurchase Agreement	—	23,798	—	23,798

Total Investments	$556,512	$1,183,170	$—	$1,739,682

Other Financial Instruments[1]
Futures	$2,447	$—	$—	$2,447

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Core Fixed Income Portfolio
Asset Backed Securities	$—	$424	$—	$424
Collateralized Mortgage Obligations	—	1,615	—	1,615
U.S. Government Agency Mortgages	—	24,365	—	24,365
U.S. Government Agency Securities	—	1,388	—	1,388
Corporate Bonds	—	30,988	—	30,988
U.S. Treasury Obligations	—	18,208	—	18,208
Yankee Dollars	—	5,641	—	5,641
Time Deposit	—	53	—	53
Mutual Funds	7,576	—	—	7,576

Total Investments	$7,576	$82,682	$—	$90,258

TBA Sale Commitments	$—	$(1,274)	$—	$(1,274)

Fixed Opportunity Portfolio
Asset Backed Security	$—	$5,090	$—	$5,090
Collateralized Mortgage Obligations	—	127,901	—	127,901
U.S. Government Agency Mortgage	—	3,626	—	3,626
Corporate Bonds	—	401,863	—	401,863
Yankee Dollars	—	91,633	—	91,633
Preferred Stock	179	—	—	179
Time Deposit	—	8,915	—	8,915
Mutual Funds	128,730	—	—	128,730
Repurchase Agreement	—	8,400	—	8,400

Total Investments	$128,909	$647,428	$—	$776,337

Other Financial Instruments[1]
Futures	$131	$—	$—	$132
Forward Currency Contracts	—	168	—	168

U.S. Government Fixed Income Portfolio
U.S. Government Agency Securities	$—	$13,617	$—	$13,617
Corporate Bond	—	270	—	270
U.S. Treasury Obligations	—	187,732	—	187,732
Yankee Dollar	—	138	—	138
Mutual Fund	26,068	—	—	26,068

Total Investments	$26,068	$201,757	$—	$227,825

Inflation Protected Portfolio
U.S. Treasury Obligations	$—	$458,624	$—	$458,624
Mutual Fund	25,972	—	—	25,972

Total Investments	$25,972	$458,624	$—	$484,596

U.S. Corporate Fixed Income Portfolio
Corporate Bonds	$—	$214,307	$—	$214,307
Yankee Dollars	—	38,476	—	38,476
Mutual Funds	13,703	—	—	13,703

Total Investments	$13,703	$252,783	$—	$266,486

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
U.S. Mortgage/Asset Backed Fixed Income Portfolio
Asset Backed Securities	$—	$3,544	$—	$3,544
Collateralized Mortgage Obligations	—	11,307	—	11,307
U.S. Government Agency Mortgages	—	177,890	—	177,890
Yankee Dollars	—	644	—	644
Mutual Fund	16,806	—	—	16,806

Total Investments	$16,806	$193,385	$—	$210,191

TBA Sale Commitments	$—	$(4,548)	$—	$(4,548)

Short-Term Municipal Portfolio
Municipal Bonds	$—	$20,337	$—	$20,337
Mutual Fund	786	—	—	786

Total Investments	$786	$20,337	$—	$21,123

Intermediate Municipal Portfolio
Municipal Bonds	$—	$396,721	$—	$396,721
Corporate Bond	—	—	—	—
Time Deposit	—	7,006	—	7,006
Mutual Fund	20,553	—	—	20,553

Total Investments	$20,553	$403,727	$—	$424,280

Intermediate Municipal II Portfolio
Municipal Bonds	$—	$73,421	$—	$73,421
Mutual Fund	4,753	—	—	4,753

Total Investments	$4,753	$73,421	$—	$78,174

[1]

Other Financial Instruments are derivative instruments not reflected in the total investments, such as futures and currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options and swap agreements, which are valued at fair value.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers from Level 2 to Level 1 as of December 31, 2015.

There were however, transfers from Level 1 to Level 2 as of December 31, 2015. On December 31, 2015, the Portfolios shown below systematically fair valued foreign securities trading on foreign stock exchanges that close before U.S. stock exchanges (amounts in thousands). The Portfolios did not systematically fair value on June 30, 2015.

Transfers from Level 1 to Level 2
Real Estate Portfolio
Common Stocks	$2,348
Commodity Portfolio
Common Stocks	273,265
International Portfolio
Common Stocks	835,780
Institutional International Portfolio
Common Stocks	2,111,665
Emerging Markets Portfolio
Common Stocks	1,127,931

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

C.    Securities Transactions and Investment Income.    For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from principal payment transactions on mortgage backed and asset backed securities are classified as investment income or loss for financial reporting purposes.

For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio records adjustments to the estimated amounts of the components of distributions to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

D.    Restricted Securities.    A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At December 31, 2015, all restricted securities were deemed liquid.

E.    Allocations.    Expenses directly attributable to a Portfolio are charged to that Portfolio. Class specific expenses, if any, are borne by that class. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method. Income, non-class specific expenses and realized and unrealized gains and losses are allocated to the respective classes based on relative net assets.

F.    Dividends and Capital Gain Distributions to Shareholders.    The Core Fixed Income Portfolio, U.S. Government Fixed Income Portfolio, Inflation Protected Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio, Short-Term Municipal Portfolio, Intermediate Municipal Portfolio and Intermediate Municipal II Portfolio declare and distribute dividends from net investment income, if any, on a monthly basis. The Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio and Fixed Opportunity Portfolio declare and distribute dividends from net investment income, if any, on a quarterly basis. The ESG Growth Portfolio, International Portfolio and Institutional International Portfolio declare and distribute dividends from net investment income, if any, on a semiannual basis. The Emerging Markets Portfolio declares and distributes dividends from net investment income, if any, on an annual basis. Net realized capital gains, if any, are declared and distributed at least annually by each Portfolio.

G.    Repurchase Agreements.    Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and date. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by cash and/or government securities (as defined in the 1940 Act). If approved by the Adviser, repurchase agreements may also be fully collateralized by other securities that, at the time the repurchase agreement is entered into, are determined by the Board, or its authorized delegate, to be (i) issued by an issuer that has an exceptionally strong capacity to meet its obligations on the collateral, and (ii) sufficiently liquid that they can be sold by the Trust at approximately their carrying value in the ordinary course of business within seven calendar days. Master Repurchase Agreements (“MRA”) permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the

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Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

The following table is a summary of each Portfolio’s open repurchase agreements which are subject to offset under an MRA on a net basis as of December 31, 2015:

Portfolio	Value of Repurchase Agreements (000)	Value of Collateral Received (000)	Net Amount (000)
Commodity Portfolio	$42,600	$42,600	$—

H.    TBA Purchase and Sale Commitments.    Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

I.    Commission Recapture.    Certain of the Portfolios participate in a commission recapture program. These Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory and distribution fees. The expenses eligible to be paid will include, but are not limited to, administration fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as “Expenses paid indirectly” on the Statements of Operations.

For the period ending December 31, 2015, the following commissions were recaptured (amounts in thousands):

Portfolio	Commissions Recaptured
Value Portfolio	$31
Institutional Value Portfolio	48
Growth Portfolio	5
Institutional Growth Portfolio	8
Small Cap–Mid Cap Portfolio	4
Institutional Small Cap–Mid Cap Portfolio	7
Real Estate Portfolio	1
Commodity Portfolio	3
International Portfolio	18
Institutional International Portfolio	4
Emerging Markets Portfolio	6

J.    Foreign Exchange Transactions.    The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i)	value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii)	purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Portfolios do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to, if reasonable, undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

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Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

The Portfolios may be subject to foreign taxes on gains in investments or currency repatriation. The Portfolios accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

K.    Derivative Instruments.    Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.

The following is a summary of the fair value of derivative instruments held by the Portfolios as of December 31, 2015 (amounts in thousands).

	Assets
Portfolio	Unrealized appreciation on futures contracts*	Investments, at value for purchased options	Investments, at value for written options	Unrealized appreciation on forward currency contracts	Swap agreements, at value*
Equity Risk Exposure:
Value Portfolio	$48	$—	$—	$—	$—
Institutional Value Portfolio	75	—	—	—	—
Growth Portfolio	174	—	—	—	—
Institutional Growth Portfolio	330	—	—	—	—
Small Cap-Mid Cap Portfolio	74	—	—	—	—
Institutional Small Cap-Mid Cap Portfolio	230	—	—	—	—
Real Estate Portfolio	63	—	—	—	—
Institutional International Portfolio	1,514	—	—	—	—
Emerging Markets Portfolio	2,447	—	—	—	—

Foreign Exchange Rate Risk Exposure:
Commodity Portfolio	—	—	—	873	—
Fixed Opportunity Portfolio	—	—	—	172	—

Commodity Risk Exposure:
Commodity Portfolio	1,605	52	—	—	652

Interest Rate Risk Exposure:
Commodity Portfolio	28	—	—	—	273
Fixed Opportunity Portfolio	153	—	—	—	—

	Liabilities
Portfolio	Net unrealized deprecation on futures contracts*	Purchased options, at fair value	Written options, at fair value	Unrealized depreciation on forward currency contracts	Swap agreements, at value*
Equity Risk Exposure:
Value Portfolio	$98	$—	$—	$—	$—
Institutional Value Portfolio	218	—	—	—	—
Growth Portfolio	432	—	—	—	—
Institutional Growth Portfolio	390	—	—	—	—
Commodity Portfolio	989	—	—	—	—
International Portfolio	2,913	—	—	—	—

Foreign Exchange Rate Risk Exposure:
Commodity Portfolio	400	—	—	598	—
Fixed Opportunity Portfolio	7	—	—	3	—

Commodity Risk Exposure:
Commodity Portfolio	2,606	—	152	—	248

Interest Rate Risk Exposure:
Commodity Portfolio	21	—	16	—	215
Fixed Opportunity Portfolio	15	—	—	—	—

*

Total fair value is presented by Primary Risk Exposure. For forward currency contracts, such amounts represent the appreciation (for asset derivatives) or depreciation (for liability derivatives). For futures contracts and centrally cleared swaps, the amounts represent their cumulative appreciation/depreciation.

Amounts designated as “—” are $0 or have been rounded to $0.

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Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statements of Operations for the period ending December 31, 2015 (amounts in thousands).

Portfolio	Net realized gains/(losses) from futures transactions	Net realized gains/(losses) from written options transactions	Net realized gains/(losses) from purchased options transactions	Net realized gains/(losses) from foreign currency transactions	Net realized gains/(losses) from swap transactions
Equity Risk Exposure:
Value Portfolio	$3,962	$—	$—	$—	$—
Institutional Value Portfolio	7,290	—	—	—	—
Growth Portfolio	2,639	—	—	—	—
Institutional Growth Portfolio	7,070	—	—	—	—
Small Cap-Mid Cap Portfolio	838	—	—	—	—
Institutional Small Cap-Mid Cap Portfolio	1,617	—	—	—	—
Real Estate Portfolio	310	—	—	—	—
Commodity Portfolio	(662)	66	—	—	—
International Portfolio	(2,635)	—	—	—	—
Institutional International Portfolio	(4,515)	—	—	—	—
Emerging Markets Portfolio	(16,871)	—	—	—	—
Fixed Opportunity Portfolio	1,659	—	—	—	—

Foreign Exchange Rate Risk Exposure:
Commodity Portfolio	(1,014)	(229)	—	74	—
ESG Growth Portfolio	—	—	—	(144)	—
International Portfolio	1,648	—	—	(648)	—
Institutional International Portfolio	—	—	—	(829)	—
Fixed Opportunity Portfolio	140	—	—	(256)	—

Commodity Risk Exposure:
Commodity Portfolio	(45,916)	—	—	—	(35,009)

Interest Rate Risk Exposure:
Commodity Portfolio	(139)	150	—	—	(492)
International Portfolio	(992)	—	—	—	—
Institutional International Portfolio	832	—	—	—	—
Fixed Opportunity Portfolio	98	—	—	—	—

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Portfolio	Change in unrealized appreciation/ (depreciation) on futures	Change in unrealized appreciation/ (depreciation) on written options	Change in unrealized appreciation/ (depreciation) on purchased options	Change in unrealized appreciation/ (depreciation) on foreign currency translations	Change in unrealized appreciation/ (depreciation) on swaps
Equity Risk Exposure:
Value Portfolio	$355	$—	$—	$—	$—
Institutional Value Portfolio	263	—	—	—	—
Growth Portfolio	1,180	—	—	—	—
Institutional Growth Portfolio	1,765	—	—	—	—
Small Cap-Mid Cap Portfolio	38	—	—	—	—
Institutional Small Cap-Mid Cap Portfolio	166	—	—	—	—
Real Estate Portfolio	133	—	—	—	—
Commodity Portfolio	(520)	—	—	—	—
International Portfolio	(2,958)	—	—	—	—
Institutional International Portfolio	1,455	—	—	—	—
Emerging Markets Portfolio	2,388	—	—	—	—
Fixed Opportunity Portfolio	60	—	—	—	—

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Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Portfolio	Change in unrealized appreciation/ (depreciation) on futures	Change in unrealized appreciation/ (depreciation) on written options	Change in unrealized appreciation/ (depreciation) on purchased options	Change in unrealized appreciation/ (depreciation) on foreign currency translations	Change in unrealized appreciation/ (depreciation) on swaps

Foreign Exchange Rate Risk Exposure:
Commodity Portfolio	$(229)	$—	$—	$505	$—
Fixed Opportunity Portfolio	—	—	—	332	—

Commodity Risk Exposure:
Commodity Portfolio	4,658	4	64	—	(4,382)

Interest Rate Risk Exposure:
Institutional Growth Portfolio	279	—	—	—	—
Commodity Portfolio	(18)	36	(5)	—	(443)
Fixed Opportunity Portfolio	73	—	—	—	—

Amounts designated as “—” are $0 or have been rounded to $0.

The Trust is generally subject to master netting agreements (“MNA”) that allow for amounts owed between the Portfolio and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the counterparty. The MNA do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable MNA. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Portfolio’s ability to transact net amounts with counterparties at December 31, 2015.

As of December 31, 2015 each Portfolio’s derivative assets and liabilities by type are as follows (amounts in thousands):

	Value Portfolio		Institutional Value Portfolio		Growth Portfolio		Institutional Growth Portfolio
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$48	$98	$75	$218	$174	$432	$330	$390
Total derivative assets and liabilities in the Statement of Assets and Liabilities	48	98	75	218	174	432	330	390

Derivatives not subject to a MNA or similar agreement	(48)	(98)	(75)	(218)	(174)	(432)	(330)	(390)

Total assets and liabilities subject to a MNA	$—	$—	$—	$—	$—	$—	$—	$—

	Small Cap-Mid Cap Portfolio		Institutional Small Cap-Mid Cap Portfolio		Real Estate Portfolio		Commodity Portfolio
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$74	$—	$230	$—	$63	$—	$1,633	$4,016
Forward currency contracts	—	—	—	—	—	—	873	598
Option contracts*	—	—	—	—	—	—	52	168
Swap agreements	—	—	—	—	—	—	925	463
Total derivative assets and liabilities in the Statement of Assets and Liabilities	74	—	230	—	63	—	3,483	5,245

Derivatives not subject to a MNA or similar agreement	(74)	—	(230)	—	(63)	—	(1,852)	(4,297)

Total assets and liabilities subject to a MNA	$—	$—	$—	$—	$—	$—	$1,631	$948

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Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

	International Portfolio		Institutional International Portfolio		Emerging Markets Portfolio		Fixed Opportunity Portfolio
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$2,913	$1,514	$—	$2,447	$—	$153	$22
Forward currency contracts	—	—	—	—	—	—	171	3
Total derivative assets and liabilities in the Statement of Assets and Liabilities	—	2,913	1,514	—	2,447	—	324	25

Derivatives not subject to a MNA or similar agreement	—	(2,913)	(1,514)	—	(2,447)	—	(153)	(22)

Total assets and liabilities subject to a MNA	$—	$—	$—	$—	$—	$—	$171	$3

*	Includes option contracts purchased at value as reported in the Statement of Assets and Liabilities.

The following table represents the Portfolios’ derivative assets by counterparty, net of amounts available for offset under an MNA and net of the related collateral received by each Portfolio as of December 31, 2015 (amounts in thousands).

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets
Commodity Portfolio:
Barclays Bank	$6	$(6)	$—	$—	$—
BNP Paribas	71	(71)	—	—	—
Canadian Imperial Bank of Commerce	30	(1)	—	—	29
Credit Suisse	9	(2)	—	—	7
Deutsche Bank	100	(100)	—	—	—
Goldman Sachs	355	(303)	—	(30)	22
JPMorgan Chase	1,047	(83)	—	(309)	655
Macquarie	9	—	—	—	9
Standard Chartered	4	—	—	—	4

Total	$1,631	$(566)	$—	$(339)	$726

Fixed Opportunity Portfolio:
Citibank	$171	$(3)	$—	$—	$168

Total	$171	$(3)	$—	$—	$168

The following table represents the Portfolios’ derivative liabilities by counterparty, net of amounts available for offset under an MNA and net of the related collateral pledged by each Portfolio as of December 31, 2015 (amounts in thousands).

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged (a)	Cash Collateral Pledged (a)	Net Amount of Derivative Liabilities
Commodity Portfolio:
Barclays Bank	$31	$(6)	$—	$—	$25
BNP Paribas	88	(71)	—	—	17
Canadian Imperial Bank of Commerce	1	(1)	—	—	—
Credit Suisse	2	(2)	—	—	—
Deutsche Bank	256	(100)	(48)	—	108
Goldman Sachs	480	(325)	—	(155)	—

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Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged (a)	Cash Collateral Pledged (a)	Net Amount of Derivative Liabilities
Commodity Portfolio (continued):
HSBC	$7	$—	$—	$—	$7
JPMorgan Chase	83	(83)	—	—	—

Total	$948	$(588)	$(48)	$(155)	$157

Fixed Opportunity Portfolio:
Citibank	$3	$(3)	$—	$—	$—

Total	$3	$(3)	$—	$—	$—

(a)

The actual collateral received or pledged may be in excess of the amounts shown in the tables. The tables only reflect collateral amounts up to the amount of the financial instruments disclosed on the Statements of Assets and Liabilities.

Forward Currency Contracts: Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio could be exposed to credit risk if the counterparty is unable to meet the terms of a forward contract, or market risk if the value of the currency changes unfavorably.

Forward contracts may involve credit or market risk in excess of the amounts reflected on the Portfolio’s Statement of Assets and Liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such forward contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at December 31, 2015 are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio. In addition, at December 31, 2015, the Portfolios entered into currency contracts to settle trades in foreign currencies. These transactions are included in “Receivable from investments sold” and “Payable for investments purchased” on the Statements of Assets and Liabilities. The settlement value of the forward contracts outstanding at December 31, 2015 and the month-end average contract amount for all forward contracts during the period ending December 31, 2015 are detailed in the table below:

	Average Month-End Notional Amount (000)		Notional Amount Outstanding at December 31, 2015 (000)
Portfolio	Long	Short	Long	Short
Commodity Portfolio	$18,652	$46,340	$20,132	$34,606
International Portfolio	—	19	—	—
Institutional International Portfolio	—	6	—	—
Fixed Opportunity Portfolio	119	3,345	237	3,407

Financial Futures Contracts: Certain of the Portfolios may be subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. The Commodity Portfolio may invest in commodity-linked futures contracts to gain exposure to the commodities market. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio

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Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

recognizes a gain or loss equal to the daily variation margin, which is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). When a futures contract is closed, a realized gain or loss is recorded as “Net realized gains/(losses) from futures transactions” on the Statement of Operations. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the Trust’s custodian. The notional value of the futures contracts outstanding at December 31, 2015 and the month-end average notional amount for the period ending December 31, 2015 are detailed in the table below:

Portfolio	Average Month-End Notional Amount (000)	Notional Amount of Futures Contracts Outstanding at December 31, 2015 (000)
Value Portfolio	$52,002	$42,693
Institutional Value Portfolio	101,693	101,257
Growth Portfolio	67,157	62,507
Institutional Growth Portfolio	125,184	113,773
Small Cap–Mid Cap Portfolio	6,595	10,297
Institutional Small Cap–Mid Cap Portfolio	15,403	25,572
Real Estate Portfolio	2,775	2,559
Commodity Portfolio	245,201	179,092
International Portfolio	92,088	192,916
Institutional International Portfolio	113,558	59,366
Emerging Markets Portfolio	95,437	232,431
Fixed Opportunity Portfolio	75,009	73,418

Purchased Options Contracts: Certain of the Portfolios may be subject to equity price risk, commodities price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities, certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price. The Portfolio pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction.

Written Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities, certain of the Portfolios may write put or call options. Premiums received from written options contracts are recorded as liabilities on the Statement of Assets and Liabilities and are marked-to-market to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Realized gains and losses are reported as “Net realized gains/(losses) from written options transactions” on the Statement of Operations (if applicable). When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

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Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

The Commodity Portfolio had the following transactions in purchased call and put options during the period ended December 31, 2015:

	Number of Contracts	Notional (000)[1]	Cost (000)
Options outstanding at June 30, 2015	6,360	$—	$474
Options purchased	730	1,220	481
Options exercised	—	—	—
Options expired	(367)	(260)	(143)
Options closed	(6,631)	(240)	(619)

Options outstanding at December 31, 2015	92	$720	$193

[1]	Includes swaptions.

The Commodity Portfolio had the following transactions in written call and put options during the period ended December 31, 2015:

	Number of Contracts	Notional (000)[1]	Premiums Received (000)
Options outstanding at June 30, 2015	(4,780,190)	$(3,750)	$(463)
Options written	(4,662,843)	(11,767)	(786)
Options exercised	—	—	—
Options expired	1,612,583	10,790	329
Options closed	7,830,308	—	765

Options outstanding at December 31, 2015	(142)	$(4,727)	$(155)

[1]	Includes swaptions.

Swap Agreements:     Certain of the Portfolios may enter into swap agreements (“swaps”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Interest Rate Swaps:     Certain of the Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Portfolios hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. In order to reduce such risks, certain Portfolios may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions that will affect their value or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses on the Statements of Operations.

Total Return Swaps:     Certain of the Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Portfolio on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap transactions.” A Portfolio may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

Variance Swaps:     Certain of the Portfolios may invest in variance swaps to gain or reduce exposure to the underlying reference securities. Variance swaps involve two parties agreeing to exchange cash flows based on the measured variance (or square of the volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swaps is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of swap is essentially a forward contract on the future realized price variance of the underlying asset.

The primary risks associated with the use of swaps are an imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain or loss at December 31, 2015 is disclosed in the swap tables included in the Portfolios of Investments. The notional value of the swap agreements outstanding at December 31, 2015 and the month-end average notional amount for the period ending December 31, 2015 are detailed in the table below:

Portfolio	Average Month-End Notional Amount (000)	Notional Amount of Swap Agreements Outstanding at December 31, 2015 (000)
Commodity Portfolio	$56,844	$64,054

L.    Inflation Indexed Bonds.    Certain of the Portfolios may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond resulting from inflation or deflation, respectively, as measured by the change in the Consumer Price Index, will be included as interest income or loss on the Statements of Operations, even though investors do not receive their principal until maturity. During the period ending December 31, 2015, the Inflation Protected Portfolio recognized income due to the increase in the Consumer Price Index.

Interest rates on conventional bonds have two primary components: a “real” yield and an increment that reflects investor expectations of future inflation. By contrast, interest rates on inflation-indexed bonds are adjusted for inflation and, therefore, are not affected meaningfully by inflation expectations. This leaves only real rates to influence the price of inflation-indexed bonds. A rise in real rates will cause the price of inflation-indexed bonds to fall, while a decline in real rates will boost the price of inflation-indexed bonds. Inflation-indexed bonds issued by non-U.S. governments would be expected to be indexed to the inflation rates prevailing in those countries.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

The primary risk associated with the use of inflation-indexed bonds is that the principal value of an investment is not protected or otherwise guaranteed by virtue of the Portfolio’s investments in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value. Deflation risk is the possibility that prices throughout the economy decline over time and, in which case, the principal and income of an inflation-protected bond will decline and could result in losses.

M.    Bank Loans.    Certain Portfolios may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate, and secondarily the prime rate offered by one or more major U. S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Portfolio of Investments.

All or a portion of any bank loans may be unfunded. The Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Portfolio of Investments. At December 31, 2015, none of the Portfolios invested in bank loans.

N.    Securities Lending.    Certain of the Portfolios may lend from their total assets in the form of their portfolio securities to broker-dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked-to-market on a daily basis. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Portfolios pay various fees in connection with the investment of the collateral. Any voting rights, or rights to consent, relating to securities loaned, pass to the borrower. Currently cash collateral received by a Portfolio in securities lending transactions may only be invested in repurchase agreements or money market funds investing in U.S. Treasury Obligations. A Portfolio bears the risk of such investments. Securities on loan at December 31, 2015 are presented in the Portfolio of Investments. The Portfolios pay the Securities Lending Agent fees based on the investment income received from securities lending activities as reflected on the Statements of Operations.

Securities lending transactions are entered into by a Portfolio under a Master Securities Lending Agreement (“MSLA”) which permits the Portfolio, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and create a net payment due to or from the Portfolio.

The following table is a summary of the Portfolios’ securities lending agreements which are subject to offset under an MSLA at December 31, 2015:

Portfolio	Value of Securities on Loan (000)	Value of Collateral Received (000) (a)	Net Amount (000)
Value Portfolio	$2,641	$2,641	$—
Institutional Value Portfolio	7,992	7,992	—
Growth Portfolio	1,737	1,737	—
Institutional Growth Portfolio	2,151	2,151	—
Small Cap-Mid Cap Portfolio	544	544	—
Institutional Cap-Mid Cap Portfolio	2,850	2,850	—
Commodity Portfolio	15,416	15,416	—
International Portfolio	5,853	5,853	—
Institutional International Portfolio	14,664	14,664	—
Emerging Markets Portfolio	29,738	29,738	—
Fixed Opportunity Portfolio	10,788	10,788	—

(a)

The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the value of securities on loan as disclosed in the Portfolio of Investments.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

O.    Basis for Consolidation for the Commodity Portfolio.    The HC Commodity Related Securities Fund, Ltd. and the HC Commodity Related Securities Fund II, Ltd. (the “Funds”) are incorporated as Cayman Islands exempted companies. The Funds are wholly-owned subsidiaries of the Commodity Portfolio and act as investment vehicles for the Commodity Portfolio for the purpose of effecting certain commodity-linked investments consistent with its investment objectives. The Funds may invest in commodity-linked derivative instruments including options, futures and swaps. The Funds may also invest in debt securities, some of which are intended to serve as margin or collateral for the Funds’ derivative positions.

Under the Articles of Association of each of the Funds, shares issued by the Funds give the Commodity Portfolio, as the sole shareholder, the right to receive notice of, to attend, and to vote at general meetings of the Funds, the right to participate in the profits of the Funds and rights to the assets of the Funds in the event that they are liquidated.

The following table summarizes the structure, incorporation and relationship information of the Funds, and certain financial information of the Funds recognized in the consolidated financial statements referred to above (amounts in thousands).

	HC Commodity Related Securities Fund, Ltd.	HC Commodity Related Securities Fund II, Ltd.
Date of Incorporation	April 27, 2011	June 2, 2011

Fund Net Assets
Commodity Portfolio	$14,730	$15,930
Subsidiary % of Fund net assets	1.57%	1.70%

Consolidated Financial Statement Information
Total assets	15,857	18,502
Total liabilities	1,127	2,572
Net assets	14,730	15,930
Total investment income	15	45
Net investment income (loss)	14	43
Net realized gains/(losses) from investment transactions	(941)	—
Net realized gains/(losses) from futures transactions	(44,999)	(318)
Net realized gains/(losses) from written options transactions	(226)	(47)

Consolidated Financial Statement Information (continued)
Net realized gains/(losses) from swap transactions	(374)	(34,961)
Net realized gains/(losses) from foreign currency transactions	—	(12)
Change in net unrealized appreciation/(depreciation) on investments	308	60
Change in net unrealized appreciation/(depreciation) on futures	4,788	215
Change in net unrealized appreciation/(depreciation) on written options	(40)	45
Change in net unrealized appreciation/(depreciation) on swaps	(122)	(4,263)
Change in net unrealized appreciation/(depreciation) on foreign currency translations	—	(36)
Net realized/unrealized gains/(losses) from investments, futures, written options, swaps and foreign currency transactions	(41,606)	(39,318)
Change in net assets resulting from operations	(41,592)	(39,275)

The Commodity Portfolio’s investments in these Funds have been consolidated and include the portfolio holdings of the underlying Funds. The consolidated financial statements include the accounts of the Commodity Portfolio and the Funds. All intercompany transactions and balances have been eliminated.

P.    Recent Accounting Pronouncements.     In May 2015, the FASB issued ASU No.    2015-07 “Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value Per Share (or Its Equivalent) (“ASU 2015-07”). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. ASU 2015-07 is effective for interim and annual reporting periods beginning after December 15, 2015. Management is evaluating any impact ASU 2015-07 may have on the Portfolios’ financial statements.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

3.    INVESTMENT ADVISORY AND ADMINISTRATIVE CONTRACTS.    The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of the Portfolio. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average daily net assets of that portion of the Portfolio managed.

For the period ending December 31, 2015, the Portfolios incurred the following investment advisory fees, before any applicable fee waivers, with respect to the services of the indicated Specialist Manager(s). The following annual fee rates are applied to the portions of the Portfolios that are managed by the Specialist Managers in determining amounts earned, except as footnoted.

Value Portfolio:

Specialist Manager	Amount Earned (000)	Fee
AllianceBernstein, L.P.	$295	0.32	%(a)
Cadence Capital Management, LLC	105	0.065	%(b)
Mellon Capital Management Corporation	—	0.065	%(c)(d)
Parametric Portfolio Associates, LLC	18	0.07	%(e)
Parametric Portfolio Associates, LLC	—	0.35	%(c)(f)

Total	$418	0.15%

Institutional Value Portfolio:

Specialist Manager	Amount Earned (000)	Fee
AllianceBernstein, L.P.	$435	0.32	%(a)
Cadence Capital Management, LLC	153	0.065	%(b)
Pacific Investment Management Company, LLC	—	0.25	%(c)
Mellon Capital Management Corporation	—	0.065	%(c)(d)
Parametric Portfolio Associates, LLC	31	0.06	%(e)
Parametric Portfolio Associates, LLC	—	0.35	%(c)(f)

Total	$619	0.14%

Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Jennison Associates, LLC	$179	0.26	%(g)
Sustainable Growth Advisers, LP	420	0.29	%(h)
Mellon Capital Management Corporation	101	0.065	%(d)
Cadence Capital Management, LLC	—	0.065	%(b)(c)
Parametric Portfolio Associates, LLC	20	0.07	%(e)
Parametric Portfolio Associates, LLC	—	0.35	%(c)(f)

Total	$720	0.18%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

Institutional Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Jennison Associates, LLC	$264	0.25	%(g)
Sustainable Growth Advisers, LP	542	0.29	%(h)
Mellon Capital Management Corporation	176	0.065	%(d)
Cadence Capital Management, LLC	—	0.065	%(b)(c)
Parametric Portfolio Associates, LLC	32	0.06	%(e)
Parametric Portfolio Associates, LLC	—	0.35	%(c)(f)

Total	$1,014	0.16%

Small Cap-Mid Cap Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Frontier Capital Management Company, LLC	$69	0.47	%(i)
Mellon Capital Management Corporation	—	0.065	%(d)
IronBridge Capital Management, LP	126	0.70	%(j)
Pzena Investment Management, LLC	29	1.00%
Cupps Capital Management, LLC	66	0.85%
Cadence Capital Management, LLC	—	0.065	%(b)(c)
Ariel Investments, LLC	23	1.00	%(k)
Parametric Portfolio Associates, LLC	5	0.75	%(e)

Total	$318	0.68%

Institutional Small Cap-Mid Cap Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Frontier Capital Management Company, LLC	$131	0.47	%(i)
IronBridge Capital Management, LP	238	0.70	%(j)
Pzena Investment Management, LLC	51	1.00%
Cupps Capital Management, LLC	136	0.85%
Mellon Capital Management Corporation	1	0.065	%(d)
Cadence Capital Management, LLC	—	0.065	%(b)(c)
Ariel Investments, LLC	—	1.00	%(c)(k)
Parametric Portfolio Associates, LLC	6	0.22	%(e)

Total	$563	0.65%

Real Estate Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Wellington Management Company, LLP	$445	0.70	%(l)
Mellon Capital Management Corporation	—	0.10	%(c)(m)
Cadence Capital Management, LLC	—	0.10	%(c)(n)
Parametric Portfolio Associates, LLC	5	0.52	%(e)

Total	$450	0.70%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

Commodity Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Wellington Management Company, LLP	$839	0.60	%(o)
Wellington Management Company, LLP	494	0.75	%(p)
Pacific Investment Management Company, LLC	313	0.49%
Mellon Capital Management Corporation	157	0.10	%(m)
Cadence Capital Management, LLC	—	0.10	%(c)(n)
Parametric Portfolio Associates, LLC	20	0.06	%(e)

Total	$1,825	0.39%

ESG Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management, LLC	$52	0.18	%(q)
Mellon Capital Management Corporation	23	0.09	%(r)
Agincourt Capital Management, LLC	—	0.12	%(c)
Parametric Portfolio Associates, LLC	—	0.15	%(c)(e)

Total	$75	0.14%

International Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Causeway Capital Management, LLC	$477	0.45%
Artisan Partners Limited Partnership	363	0.69	%(s)
Capital Guardian Trust Company	172	0.40	%(t)
Cadence Capital Management, LLC	402	0.10	%(u)(v)
City of London Investment Management Company, Ltd.	—	0.80	%(c)(w)
Mellon Capital Management Corporation	17	0.13	%(x)(y)
Parametric Portfolio Associates, LLC	13	0.08	%(e)

Total	$1,444	0.23%

Institutional International Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Causeway Capital Management, LLC	$610	0.45%
Artisan Partners Limited Partnership	694	0.64	%(s)
Capital Guardian Trust Company	151	0.47	%(t)
Cadence Capital Management, LLC	806	0.10	%(u)(v)
City of London Investment Management Company, Ltd.	—	0.80	%(w)
Lazard Asset Management LLC	517	0.36	%(z)
Mellon Capital Management Corporation	87	0.13	%(x)(y)
Parametric Portfolio Associates, LLC	27	0.06	%(e)

Total	$2,892	0.22%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

Emerging Markets Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Boston Company Asset Management, LLC	$2,341	0.59	%(aa)
Mellon Capital Management Corporation	512	0.13	%(y)
Cadence Capital Management, LLC	—	0.13	%(c)(u)
City of London Investment Management Company, Ltd.	—	1.00	%(c)(bb)
Parametric Portfolio Associates, LLC	28	0.06	%(e)

Total	$2,881	0.34%

Core Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$16	0.08%
Mellon Capital Management Corporation	16	0.06	%(cc)
Mellon Capital Management Corporation	—	0.15	%(c)(dd)

Total	$32	0.07%

Fixed Opportunity Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Fort Washington Investment Advisors, Inc.	$551	0.20	%(ee)
Western Asset Management Company, Ltd.	414	0.75%
City of London Investment Management Company, Ltd.	102	0.45%
Mellon Capital Management Corporation	—	0.25	%(c)
Parametric Portfolio Associates, LLC	10	0.10	%(e)

Total	$1,077	0.30%

U.S. Government Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Capital Management Corporation	$67	0.06%

Inflation Protected Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Capital Management Corporation	$95	0.04	%(ff)

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

U.S. Corporate Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$101	0.08%
Mellon Capital Management Corporation	—	0.15	%(c)

Total	$101	0.08%

U.S. Mortgage/Asset Backed Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Capital Management Corporation	$63	0.06%

Short-Term Municipal Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc.	$13	0.125%

Intermediate Municipal Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Standish Mellon Asset Management Company, LLC	$331	0.16	%(gg)

Intermediate Municipal II Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc.	$47	0.125%

(a)

AllianceBernstein L.P. (“AllianceBernstein”) receives a fee, which shall be payable monthly in arrears, of 0.37% of the average daily net assets of the first $150 million of the Combined Assets (as defined below), 0.35% of the next $150 million of Combined Assets and 0.29% of the Combined Assets exceeding $300 million.

“Combined Assets” shall mean the sum of: the average net assets of the portion of the Value Portfolio managed by AllianceBernstein, the average net assets of the portion of the Institutional Value Portfolio managed by AllianceBernstein, and assets invested in the same investment strategy as the Portfolio that are managed by AllianceBernstein for certain other clients of the Trust’s primary adviser.

(b)

Cadence Capital Management, LLC (“Cadence”) receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.065% of the average daily net assets of the portion of the Portfolio managed by Cadence. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.075% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, Commodity Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

(c)	Specialist Manager approved by the Board but to which no assets were allocated during the period ending December 31, 2015.

(d)

Mellon Capital Management Corporation (“Mellon”) receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.065% of the average daily net assets of the portion of the Portfolio managed by Mellon. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.075% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, Commodity Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(e)

With respect to its Liquidity Strategy, Parametric Portfolio Associates, LLC (“Parametric”) receives a fee, which shall be calculated daily and payable monthly in arrears, at an annual rate of 0.15% of the first $50 million of the Combined Assets (as defined below); 0.10% of the next $100 million of Combined Assets; and 0.05% of Combined Assets over $150 million. Parametric is also entitled to receive a flat fee of $10,000 per year for each Portfolio, provided that 1/12 of such fee will be waived with respect to each calendar month during which no Portfolio assets were allocated to that Portfolio.

“Combined Assets” shall mean the sum of: the net assets of that portion of each Portfolio managed by Parametric for investment in its Liquidity Strategy.

(f)

With respect to its Defensive Strategy, Parametric receives a fee, which shall be calculated daily and payable monthly in arrears, at an annual rate of 0.35% of the first $50 million of the Combined Assets (as defined below) and 0.25% of Combined Assets over $50 million.

“Combined Assets” shall mean the sum of: the net assets of that portion of the Value Portfolio, Institutional Value Portfolio, Growth Portfolio and Institutional Growth Portfolio managed by Parametric for investment in its Defensive Strategy.

(g)

Jennison Associates LLC (“Jennison”) is entitled to receive an annual fee of no more than 0.30% of average daily net assets of that portion of the Growth Portfolio and Institutional Growth Portfolio allocated to Jennison (the “Jennison Accounts”). While the rate at which Jennison’s fee for managing the Portfolios will not exceed 0.30%, the fee may decrease based on the aggregate market value of the Jennison Accounts and certain other assets managed by Jennison (which may pay fees exceeding 0.30%) for the benefit of certain investors who are clients of the Trust’s primary adviser at the following annual rates:

—	0.75% on the first $10 million;

—	0.50% on the next $30 million;

—	0.35% on the next $25 million;

—	0.25% on the next $335 million;

—	0.22% on the next $600 million;

—	0.20% on the next $4 billion; and

—	0.25% on the balance

(h)

Sustainable Growth Advisers, LP (“SGA”) receives a fee, which shall be calculated daily and payable quarterly, at an annual rate of 0.35% of the first $200 million of Combined Assets (as defined below); 0.30% of the next $200 million of Combined Assets; 0.25% of the next $200 million of Combined Assets; 0.22% of the next $400 million of Combined Assets; and 0.20% of Combined Assets exceeding $1 billion.

“Combined Assets” shall mean the sum of: the net assets managed by SGA in the Growth Portfolio, the net assets managed by SGA in the Institutional Growth Portfolio, and the net assets invested in the same strategy as the Portfolios that are managed by SGA for certain other clients of the Trust’s primary adviser.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

(i)

Frontier Capital Management Company, LLC (“Frontier”) receives a fee, which shall be calculated daily and payable monthly, at an annual rate of 0.45% of the first $90 million of Combined Assets (as defined below) and 0.75% of Combined Assets exceeding $90 million.

“Combined Assets” shall mean the sum of: the net assets managed by Frontier in the Small Cap-Mid Cap Portfolio, the net assets managed by Frontier in the Institutional Small Cap-Mid Cap Portfolio, and the net assets invested in the same strategy as the Portfolios that are managed by Frontier for certain other clients of the Trust’s primary adviser.

(j)

Effective July 1, 2015 through September 29, 2015, IronBridge Capital Management LP (“IronBridge”) voluntarily agreed to lower its fee from 0.95% to 0.70% of the average daily net assets that it manages for the Portfolio. Effective September 30, 2015, IronBridge contractually agreed to receive a fee at an annual rate of 0.70%.

(k)

For its services to the Small Cap-Mid Cap Portfolio and the Institutional Small Cap-Mid Cap Portfolio, Ariel Investments, LLC (“Ariel”) receives an annual fee, calculated daily and payable quarterly, in arrears, based on the Combined Assets (as defined below), in accordance with the following schedule: 1.00% of the first $10 million of the Combined Assets, 0.75% of the next $10 million of Combined Assets and 0.50% of the Combined Assets exceeding $20 million. Ariel did not manage assets for the Institutional Small Cap-Mid Cap Portfolio during the period shown in the table.

“Combined Assets” shall mean the sum of: the net assets managed by Ariel in the Small Cap-Mid Cap Portfolio, the Institutional Small Cap-Mid Cap Portfolio and the net assets invested in the same strategy as the Portfolios that are managed by Ariel for the benefit of certain investors who are clients of certain affiliates of the Trust’s primary adviser.

(l)

Wellington Management Company, LLP (“Wellington”) receives a fee, which shall be payable monthly in arrears of 0.75% of the average daily net assets of the first $50 million of the Combined Assets (as defined below). On Combined Assets over $50 million, the fee shall be at the annual rate of 0.65% of the Combined Assets.

“Combined Assets” shall mean the sum of: the net assets of the Real Estate Portfolio and assets invested in the same investment strategy as the Portfolios that are managed by Wellington for certain other clients of the Trust’s primary adviser.

(m)

Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of the portion of the Portfolio managed by Mellon. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, Commodity Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(n)

Cadence receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of the portion of the Portfolio managed by Cadence. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, Commodity Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(o)

With respect to its Global National Resources Strategy (“GNRS”), Wellington is entitled to receive a fee, which shall be payable monthly in arrears at the annual rate of 0.60%, so long as at least $150 million in assets are present in the GNRS and 0.85% if less than $150 million in assets are present in the GNRS.

(p)

With respect to its Commodity Futures Strategy account, Wellington is entitled to receive a fee, which shall be payable monthly in arrears at the annual rate of 0.75% of the average daily net assets of the Commodity Futures Strategy account.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

(q)

With respect to the Domestic Large Cap Equity Securities portion of the Portfolio managed by Cadence, Cadence receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.09% of such net assets of that portion of the Portfolio for the first twelve months of the Portfolio’s operations. After the first anniversary of the Portfolio’s operations, Cadence will receive a fee at the rate of 0.12% if such net assets are less than $100 million, and at the rate of 0.09% if such net assets equal or exceed $100 million.

With respect to the Developed Markets International Equity Securities portion of the Portfolio managed by Cadence, Cadence receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.14% of such net assets of that portion of the Portfolio for the first twelve months of the Portfolio’s operations. After the first anniversary of the Portfolio’s operations, Cadence will receive a fee at the rate of 0.20% if such net assets are less than $100 million, and at the rate of 0.14% if such net assets equal or exceed $100 million.

In addition, Cadence receives an annual flat fee of $24,000.

(r)

With respect to the Domestic Large Cap Equity Securities portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.09% of such net assets for the first twelve months of the Portfolio’s operations. After the first anniversary of the Portfolio’s operations, Mellon will receive a fee at the rate of 0.12% if such net assets are less than $100 million, and at the rate of 0.09% if such net assets equal or exceed $100 million.

With respect to the Developed Markets International Equity Securities portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.14% of such net assets for the first twelve months of the Portfolio’s operations. After the first anniversary of the Portfolio’s operations at the rate of 0.20% if such net assets are less than $100 million, and at the rate of 0.14% if such net assets equal or exceed $100 million.

With respect to the Domestic Small and Mid Cap Equity Securities portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.12% of such net assets.

With respect to the Emerging Markets International Equity Securities portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears at the rate of 0.18% of such net assets.

(s)

Artisan Partners Limited Partnership (“Artisan”) receives a fee, which shall be payable monthly in arrears within 30 days after each month end. For so long as the Combined Assets (as defined below) are greater than $500 million, the fee shall be at the annual rate of 0.47% of the average daily net assets of the Portfolios. If the Combined Assets are reduced to $500 million or less, the fee shall be calculated based on average daily net assets of the Portfolios at the following annual rates:

—	0.80% on assets up to $50 million; and

—	0.60% on assets in excess of $50 million

“Combined Assets” shall mean the sum of: the net assets of the International Portfolio managed by Artisan and the net assets of the Institutional International Portfolio managed by Artisan.

(t)

Capital Guardian Trust Company (“CapGuardian”) receives a fee, which shall be payable quarterly in arrears in accordance with the following annual rates. The minimum annual fee (based on an account size of $50 million) is $312,500.

—	0.70% on the first $25 million;

—	0.55% on the next $25 million;

—	0.425% on the next $200 million; and

—	0.375% on the balance

When the total aggregated fees exceed $3 million, before discounts (as set forth below), fee break points are to be eliminated and the Portfolio will pay its fee at an annual rate of 0.375% on all assets in the Portfolio managed by CapGuardian.

The following fee discounts will be applied based upon the total annualized aggregate fees, which include fees from separate accounts, pooled investments vehicles, and funds with internally charged fees managed by The Capital Group

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

Companies, Inc. The resulting discount percentage will be applied to each account’s fees (excluding fees related to investments in funds with internally charged fees):

—	5% discount on fees from $1.25 million to $4 million;

—	7.5% discount on fees from $4 million to $8 million;

—	10% discount on fees from $8 million to $12 million; and

—	12.5% discount on fees over $12 million

(u)

With respect to the emerging markets portion of the Portfolio managed by Cadence, Cadence receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.15% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, Commodity Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(v)

With respect to the developed markets portion of the Portfolio managed by Cadence, Cadence receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, Commodity Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(w)

City of London Investment Management Company, Ltd. (“CLIM”) receives a fee, which shall be calculated daily and payable quarterly in arrears at the annual rate of 0.80% of the first $50 million of the Combined Assets (as defined below) and 0.40% of the Combined assets exceeding $50 million.

“Combined Assets” shall mean the sum of: the net assets managed by CLIM in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for certain other clients of the Trust’s primary adviser.

(x)

With respect to the developed markets portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, Commodity Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(y)

With respect to the emerging markets portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.15% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

Cap Portfolio, Real Estate Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, Commodity Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or one of its affiliates serves as investment adviser.

(z)

Lazard Asset Management, LLC (“Lazard”) receives a fee which shall be payable monthly in arrears of 0.40% of the average daily net assets of the first $75 million and 0.35% on the excess over $75 million of that portion of the Portfolio managed by Lazard.

(aa)

Boston Company Asset Management, LLC (“Boston Company”) receives an annual fee of 0.90% of the average daily net assets of the first $50 million; 0.85% of the average daily net assets on the next $50 million; 0.70% of the average daily net assets on the next $100 million; 0.55% of the average daily net assets on the next $200 million; and 0.50% of the average daily net assets over $400 million of that portion of the Portfolio managed by Boston Company.

(bb)

CLIM receives a fee, which shall be calculated daily and payable quarterly in arrears at the annual rate of 1.00% of the first $100 million of the Combined Assets (as defined below); 0.80% of the next $100 million of the Combined Assets; and 0.50% of the Combined Assets exceeding $200 million.

“Combined Assets” shall mean the sum of: the net assets managed by CLIM in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for certain other clients of the Trust’s primary adviser.

(cc)

Mellon receives a fee which shall be calculated daily and payable monthly at the annual rate of 0.06% of the average daily net assets of the U.S. mortgage- and asset-backed and U.S. Government securities portions of the Core Fixed Income Portfolio managed by Mellon. Mellon also receives a fee at the annual rate of 0.06% of the average daily net assets of the U.S. Government Fixed Income Portfolio and the U.S. Mortgage/Asset Backed Fixed Income Portfolio.

(dd)

Mellon receives a fee which shall be calculated daily and payable monthly at the annual rate of 0.15% of the average daily net assets of the U.S. corporate fixed-income securities portion of the Core Fixed Income Portfolio managed by Mellon. Mellon also receives a fee at the annual rate of 0.15% of the average daily net assets of the portion of the U.S. Corporate Fixed Income Portfolio managed by Mellon.

(ee)

Fort Washington Investment Advisors, Inc. (“Fort Washington”) receives a fee, which shall be payable quarterly in arrears. For so long as the Combined Assets (as defined below) are greater than $200 million, the fee shall be at the annual rate of 0.20% of the Combined Assets. If the Combined Assets are reduced to $200 million or less due to withdrawals or redemptions, beginning with the first calendar quarter following the date of such withdrawals or redemptions, the fee shall be based on 0.40% of the Combined Assets of the first $25 million, 0.375% of the Combined Assets of the next $25 million, 0.3375% of the Combined Assets of the next $50 million, and 0.25% of the Combined Assets of the next $100 million, and 0.20% of the Combined Assets exceeding $200 million.

“Combined Assets” shall mean the sum of: the net assets managed by Fort Washington in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Fort Washington for the benefit of certain investors who are clients of the Trust’s primary adviser.

(ff)

Mellon receives a fee, which shall be payable monthly in arrears, at the annual rate of: 0.04% of the average daily net assets invested according to a domestic inflation-protected securities strategy; 0.07% of the average daily net assets invested according to a global inflation-protected securities strategy; and 0.13% of the average daily net assets invested according to an emerging-markets inflation-protected securities strategy.

(gg)

Standish Mellon Asset Management Company LLC (“Standish Mellon”) receives a fee, which shall be calculated daily and payable quarterly, at an annual rate of 0.25% for the first $100 million of the Combined Assets (as defined below) and 0.15% of the Combined Assets exceeding $100 million. Standish Mellon is entitled to receive a fee at an annual rate not to exceed 0.20% of the Combined Assets.

“Combined Assets” shall mean the sum of: the net assets managed by Standish Mellon in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Standish Mellon for the benefit of certain investors who are clients of the Trust’s primary adviser.

Pursuant to discretionary investment advisory agreements between the Trust and the Adviser, the Adviser is paid a fee which is accrued daily and paid monthly at an annual rate of 0.05% of average daily net assets per Portfolio. The fees that the Adviser receives are listed as “Management fees” on the Statements of Operations. The Adviser continuously monitors the performance of various investment management organizations, including the Specialist Managers retained by the Trust, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. The Adviser

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

is also authorized to allocate and reallocate assets among Specialist Managers in multi-manager portfolios of the Trust from time to time without additional authorization of the Board. In addition, the Adviser will make its officers available to serve as officers and/or Trustees of the Trust, and maintain office space sufficient for the Trust’s principal office. The Securities and Exchange Commission has issued an order that permits the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio under certain circumstances.

Citi provides the Portfolios with administrative and fund accounting services. The fees for these services are disclosed as “Administrative service fees” on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0506% of the Trust’s Portfolios’ average daily net assets up to $6 billion; 0.0047% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0276% in excess of $12 billion.

SunGard Investor Services LLC, a wholly-owned subsidiary of Fidelity National Information Services, provides dividend and capital gains disbursing agent and transfer agency services. The fees for these services are disclosed as “Transfer agency fees” on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0034% of the Trust’s Portfolios’ average daily net assets up to $6 billion; 0.0003% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0019% in excess of $12 billion.

The Trust has adopted a Distribution Plan for the HC Advisors Shares under which the Adviser may receive compensation for distribution services. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, the Adviser is entitled to receive a fee of up to 0.25% annually of the average daily net assets attributable to the HC Advisors Shares. Currently, the Adviser is voluntarily waiving all fees associated with the Distribution Plan, and there is no current intention to collect such a fee.

Unified Financial Securities, Inc. (“Unified”), a wholly-owned subsidiary of Huntington Bancshares, Inc., provides certain distribution services to the Trust. Unified receives an annual fee of $50,000 for performing the services listed under its agreement with the Trust. None of Unified’s duties under its agreement are primarily intended to result in the sale of Trust shares.

Alaric Compliance Services, LLC. (“Alaric”) provides an employee to serve as the Trust’s Chief Compliance Officer. For these services, Alaric is compensated $150,000 per year.

4.    PURCHASE AND SALE TRANSACTIONS.    The aggregate cost of purchases and proceeds from sales of investment securities, other than long-term U.S. Government securities, TBA securities and short-term securities, for the period ending December 31, 2015 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Value Portfolio	$177,893	$201,311
Institutional Value Portfolio	261,152	290,148
Growth Portfolio	133,987	217,430
Institutional Growth Portfolio	197,076	260,807
Small Cap–Mid Cap Portfolio	23,870	27,038
Institutional Small Cap–Mid Cap Portfolio	46,119	47,246
Real Estate Portfolio	20,154	25,448
Commodity Portfolio	496,961	471,544
ESG Growth Portfolio	137,436	9,727
International Portfolio	239,668	553,661
Institutional International Portfolio	462,553	519,943
Emerging Markets Portfolio	304,940	256,149
Core Fixed Income Portfolio	15,472	10,818
Fixed Opportunity Portfolio	306,291	244,736
U.S. Corporate Fixed Income Portfolio	104,526	52,805
U.S. Mortgage/Asset Backed Fixed Income Portfolio	499	5,326
Short-Term Municipal Portfolio	3,185	3,208
Intermediate Municipal Portfolio	67,803	66,787
Intermediate Municipal II Portfolio	3,547	4,507

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the period ending December 31, 2015 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Commodity Portfolio	$215,255	$248,280
Core Fixed Income Portfolio	10,699	22,856
U.S. Government Fixed Income Portfolio	47,337	96,241
Inflation Protected Portfolio	44,531	58,314
U.S. Mortgage/Asset Backed Fixed Income Portfolio	20,655	43,011

5.    FEDERAL INCOME TAXES.    It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it (but not the shareholders) from all, or substantially all, federal income taxes. The Portfolios may utilize equalization accounting for tax purposes by designating earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether it is more likely than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a tax authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally the last three tax year ends 2013 to 2015, and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements. Furthermore, management of the Portfolios is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

A.    Unrealized Appreciation/Depreciation on securities (amounts in thousands):

Portfolio	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation/ (Depreciation)
Value Portfolio	$536,367	$72,422	$(41,534)	$30,888
Institutional Value Portfolio	830,619	103,619	(60,547)	43,072
Growth Portfolio	588,810	209,051	(13,722)	195,329
Institutional Growth Portfolio	1,024,459	266,800	(23,066)	243,734
Small Cap Mid-Cap Portfolio	85,598	21,767	(8,047)	13,720
Institutional Small Cap-Mid Cap Portfolio	158,337	40,983	(10,254)	30,729
Real Estate Portfolio	113,716	26,878	(937)	25,941
ESG Growth Portfolio	127,813	3,106	(10,518)	(7,412)
International Portfolio	1,244,430	115,435	(132,296)	(16,861)
Institutional International Portfolio	2,689,302	228,613	(347,014)	(118,401)
Emerging Markets Portfolio	2,136,330	47,327	(443,975)	(396,648)
Core Fixed Income Portfolio	91,478	606	(1,826)	(1,220)
Fixed Opportunity Portfolio	830,479	4,720	(58,862)	(54,142)
U.S. Government Fixed Income Portfolio	226,518	2,402	(1,095)	1,307
Inflation Protected Portfolio	494,382	—	(9,786)	(9,786)
U.S. Corporate Fixed Income Portfolio	275,956	181	(9,651)	(9,470)
U.S. Mortgage/Asset Backed Fixed Income Portfolio	209,105	2,503	(1,417)	1,086
Short-Term Municipal Portfolio	20,976	153	(6)	147
Intermediate Municipal Portfolio	416,261	12,983	(4,964)	8,019
Intermediate Municipal II Portfolio	75,248	2,933	(7)	2,926

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the difference between book and tax accretion methods for market discount.

B.    Tax Characteristics of Distributions Paid

The tax characteristics of distributions paid during the fiscal year ending June 30, 2015 was as follows (amounts in thousands):

	Distributions Paid From:
Year Ended June 30, 2015	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Tax-Exempt Distributions	Total Distributions Paid*
Value Portfolio	$12,564	$—	$12,564	$—	$—	$12,564
Institutional Value Portfolio	42,720	97,668	140,388	—	—	140,388
Growth Portfolio	7,789	9,909	17,698	—	—	17,698
Institutional Growth Portfolio	23,423	83,131	106,554	—	—	106,554
Small Cap–Mid Cap Portfolio	34	—	34	—	—	34
Institutional Small Cap–Mid Cap Portfolio	377	18,814	19,191	—	—	19,191
Real Estate Portfolio	6,811	2,590	9,401	—	—	9,401
International Portfolio	44,795	152,274	197,069	—	—	197,069
Institutional International Portfolio	119,433	236,374	355,807	—	—	355,807
Emerging Markets Portfolio	53,137	17,148	70,285	—	—	70,285
Core Fixed Income Portfolio	2,521	—	2,521	—	—	2,521
Fixed Opportunity Portfolio	51,313	10,450	61,763	—	—	61,763
U.S. Government Fixed Income Portfolio	3,348	—	3,348	—	—	3,348
Inflation Protected Portfolio	3,769	—	3,769	868	—	4,637
U.S. Corporate Fixed Income Portfolio	8,967	140	9,107	—	—	9,107
U.S. Mortgage/Asset Backed Fixed Income Portfolio	7,141	—	7,141	—	—	7,141
Short-Term Municipal Portfolio	—	4	4	—	268	272
Intermediate Municipal Portfolio	68	—	68	—	9,181	9,249
Intermediate Municipal II Portfolio	—	322	322	—	1,543	1,865

*	Total distributions paid may differ from what appears in the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid.

Amounts designated as “—” are $0 or have been rounded to $0.

C.     Components of Accumulated Earnings

As of June 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Value Portfolio	$337	$16,011	$16,348	$—	$—	$70,627	$86,975
Institutional Value Portfolio	20,151	67,736	87,887	—	—	99,238	187,125
Growth Portfolio	250	132,601	132,851	—	—	212,283	345,134
Institutional Growth Portfolio	5,562	183,765	189,327	—	—	260,970	450,297
Small Cap–Mid Cap Portfolio	—	—	—	—	(16,770)	26,035	9,265
Institutional Small Cap–Mid Cap Portfolio	71	8,491	8,562	—	(1,719)	49,457	56,300
Real Estate Portfolio	2,962	11,585	14,547	—	—	16,618	31,165
International Portfolio	9,800	73,644	83,444	—	—	83,851	167,295

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Institutional International Portfolio	$28,392	$92,233	$120,625	$—	$—	$99,463	$220,088
Emerging Markets Portfolio	20,947	—	20,947	—	(20,242)	(92,306)	(91,601)
Core Fixed Income Portfolio	404	524	928	(6)	—	(666)	256
Fixed Opportunity Portfolio	2,819	3,169	5,988	—	(209)	(16,956)	(11,177)
U.S. Government Fixed Income Portfolio	548	1,180	1,728	(56)	—	1,949	3,621
Inflation Protected Portfolio	—	—	—	—	(1,369)	1,572	203
U.S. Corporate Fixed Income Portfolio	2,143	3,560	5,703	(86)	—	(6,716)	(1,099)
U.S. Mortgage/Asset Backed Fixed Income Portfolio	253	—	253	(123)	(5,869)	1,897	(3,842)
Short-Term Municipal Portfolio	3	2	5	—	—	168	173
Intermediate Municipal Portfolio	270	—	270	(33)	(8,102)	7,388	(477)
Intermediate Municipal II Portfolio	36	4	40	(7)	—	2,192	2,225

Amounts designated as “—” are $0 or have been rounded to $0.

D.     Capital Loss Carryforwards

As of their tax year ended June 30, 2015, the following Portfolios had capital loss carryforwards (“CLCFs”) as summarized below (amounts in thousands):

CLCFs subject to expiration:

Portfolio	Expires 2018	Expires 2019	Total
Small Cap–Mid Cap Portfolio	$16,097	$—	$16,097
Intermediate Municipal Portfolio	—	8,102	8,102

CLCFs not subject to expiration:

Portfolio	Short-Term Amount	Long-Term Amount	Total
U.S. Mortgage/Asset Backed Fixed Income Portfolio	$1,302	$4,131	$5,433

CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. During the year ending June 30, 2015, the Portfolios utilized CLCFs as follows (amounts in thousands):

Portfolio	Total
Value Portfolio	$63,831
Growth Portfolio	5,297
Small Cap–Mid Cap Portfolio	11,279
Core Fixed Income Portfolio	256
U.S. Government Fixed Income Portfolio	434
U.S. Corporate Fixed Income Portfolio	70
Intermediate Municipal Portfolio	2,839

E.     Deferred Losses

Under current tax law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

treated as occurring on the first business day of the following fiscal year. The following Portfolios had deferred losses, which will be treated as arising on the first day of the fiscal year ending June 30, 2016 (amounts in thousands):

Portfolio	Post-October Capital Losses	Late Year Ordinary Losses
Small Cap–Mid Cap Portfolio	$589	$84
Institutional Small Cap–Mid Cap Portfolio	1,673	46
Emerging Markets Portfolio	20,242	—
Fixed Opportunity Portfolio	209	—
Inflation Protected Portfolio	99	1,270
U.S. Mortgage/Asset Backed Fixed Income Portfolio	436	—

F.     Book-To-Tax Differences

Distributions are based on amounts calculated in accordance with applicable federal tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature (e.g., net operating losses, reclassification of bond discount and premium, equalization accounting, treatment of gains (and losses) relating to foreign currency transactions and differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows (amounts in thousands):

Portfolio	Accumulated Net Investment Income/(Distributions in Excess of Net Investment Income)	Accumulated Net Realized Gains/(Losses)	Paid-In Capital
Value Portfolio	$(312)	$136	$176
Institutional Value Portfolio	(328)	328	—
Growth Portfolio	(25)	(3,299)	3,324
Institutional Growth Portfolio	(165)	165	—
Small Cap–Mid Cap Portfolio	(14)	28	(14)
Institutional Small Cap–Mid Cap Portfolio	(35)	35	—
Real Estate Portfolio	(704)	704	—
International Portfolio	941	(6,423)	5,482
Institutional International Portfolio	2,445	(2,445)	—
Emerging Markets Portfolio	(2,149)	(15)	2,164
Core Fixed Income Portfolio	281	(281)	—
Fixed Opportunity Portfolio	1,147	(1,147)	—
Inflation Protected Portfolio	1,690	(822)	(868)
U.S. Corporate Fixed Income Portfolio	21	(21)	—
U.S. Mortgage/Asset Backed Fixed Income Portfolio	1,671	(1,671)	—
Intermediate Municipal Portfolio	49	(49)	—

G.     Commodity Portfolio Tax Information

The Commodity Portfolio has a tax year end of December 31.

The Commodity Portfolio’s tax cost of securities as of December 31, 2015 was $995,275, resulting in accumulated net unrealized depreciation of $1,873, consisting of $105,489 in gross unrealized appreciation and $107,362 in gross unrealized depreciation.

HC CAPITAL TRUST

Notes to Financial Statements (concluded) — December 31, 2015 (Unaudited)

The tax characteristics of distributions paid during the tax years ending December 31, 2015 and December 31, 2014 were as follows (amounts in thousands):

	Distributions Paid From:
Year Ended December 31, 2015	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Tax-Exempt Distributions	Total Distributions Paid*
Commodity Portfolio	$23,354	$—	$23,354	$17	$—	$23,371
Year Ended December 31, 2014
Commodity Portfolio	$8,151	$3,440	$11,591	$—	$—	$11,591

*	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid.

Amounts designated as “—” are $0 or have been rounded to $0.

As of December 31, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Commodity Portfolio	$—	$—	$—	$—	$(115,025)	$(82,066)	$(197,091)

Amounts designated as “—” are $0 or have been rounded to $0.

At December 31, 2015, the Commodity Portfolio did not have any CLCFs available to offset future capital gains.

At December 31, 2015, the Commodity Portfolio had deferred losses, which will be treated as arising on the first day of the tax year ending December 31, 2016.

Portfolio	Post-October Capital Losses
Commodity Portfolio	$28,812

6.    RISK CONSIDERATIONS.

Market Risk — Each Portfolio bears a basic risk that the value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

Credit Risk — Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region.

Foreign Investment Risk — Investments in securities issued by non-U.S. companies and non-U.S. governments and their agencies may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. In addition, risks associated with foreign investments may be intensified in the case of investments in emerging-market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

Concentration Risk — Concentration risk is the risk that results from focusing investments in one industry or market sector. The Real Estate Portfolio and Commodity Portfolio concentrate their investments in real estate securities and commodity-related industries, respectively, which may present greater risks of loss than if the Portfolios were more broadly diversified over numerous unrelated industries.

Commodity-Related Derivatives Risk — The Commodity Portfolio, through its investment in its subsidiaries, will hold commodity-related derivatives. Commodity-related derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of a commodity-related derivative typically is based on the price movements of a

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2015 (Unaudited)

physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-related derivatives may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-related derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-related derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-related derivatives, and there can be no assurance that one will develop.

7.    SUBSEQUENT EVENTS.    Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no additional disclosures or adjustments were required to the financial statements as of December 31, 2015.

The Catholic SRI Growth Portfolio commenced operations on January 12, 2016.

HC CAPITAL TRUST

Additional Information — December 31, 2015 (Unaudited)

1.    SECURITY PROXY VOTING.    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is contained in the Statement of Additional Information. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve months ended June 30, is available without charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commission’s (‘‘SEC’’) website at http://www.sec.gov.

2.    SHAREHOLDER VOTES.    During the period ending December 31, 2015, no actions were taken by the shareholders of the Portfolios.

3.     EXPENSE EXAMPLE.    As a shareholder of the Trust, you incur ongoing costs, including management fees and other Portfolio expenses. This example (as set forth in the table below) is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2015 through December 31, 2015.

Actual Expenses:    The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:    The table below provides information about hypothetical account values and hypothetical expenses based on each of the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Beginning Account Value, July 1, 2015	Ending Account Value, December 31, 2015	Expenses Paid During Period[2]	Annualized Expense Ratio
Value Portfolio	HC Strategic Shares	Actual	$1,000	$966.70	$1.24	0.25%
		Hypothetical[1]	$1,000	$1,023.88	$1.27	0.25%
	HC Advisors Shares	Actual	$1,000	$966.20	$1.24	0.25%
		Hypothetical[1]	$1,000	$1,023.88	$1.27	0.25%

Institutional Value Portfolio	HC Strategic Shares	Actual	$1,000	$966.90	$1.24	0.25%
		Hypothetical[1]	$1,000	$1,023.88	$1.27	0.25%
	HC Advisors Shares	Actual	$1,000	$966.00	$1.24	0.25%
		Hypothetical[1]	$1,000	$1,023.88	$1.27	0.25%

Growth Portfolio	HC Strategic Shares	Actual	$1,000	$1,038.90	$1.44	0.28%
		Hypothetical[1]	$1,000	$1,023.73	$1.42	0.28%
	HC Advisors Shares	Actual	$1,000	$1,038.50	$1.43	0.28%
		Hypothetical[1]	$1,000	$1,023.73	$1.42	0.28%

Institutional Growth Portfolio	HC Strategic Shares	Actual	$1,000	$1,037.70	$1.38	0.27%
		Hypothetical[1]	$1,000	$1,023.78	$1.37	0.27%
	HC Advisors Shares	Actual	$1,000	$1,037.10	$1.38	0.27%
		Hypothetical[1]	$1,000	$1,023.78	$1.37	0.27%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2015 (Unaudited)

			Beginning Account Value, July 1, 2015	Ending Account Value, December 31, 2015	Expenses Paid During Period[2]	Annualized Expense Ratio
Small Cap–Mid Cap Portfolio	HC Strategic Shares	Actual	$1,000	$921.10	$3.57	0.74%
		Hypothetical[1]	$1,000	$1,021.42	$3.76	0.74%
	HC Advisors Shares	Actual	$1,000	$920.60	$3.57	0.74%
		Hypothetical[1]	$1,000	$1,021.42	$3.76	0.74%

Institutional Small Cap–Mid Cap Portfolio	HC Strategic Shares	Actual	$1,000	$926.80	$3.44	0.71%
		Hypothetical[1]	$1,000	$1,021.57	$3.61	0.71%
	HC Advisors Shares	Actual	$1,000	$926.80	$3.44	0.71%
		Hypothetical[1]	$1,000	$1,021.57	$3.61	0.71%

Real Estate Portfolio	HC Strategic Shares	Actual	$1,000	$1,091.90	$4.26	0.81%
		Hypothetical[1]	$1,000	$1,021.06	$4.12	0.81%

Commodity Portfolio	HC Strategic Shares	Actual	$1,000	$805.90	$2.36	0.52%
		Hypothetical[1]	$1,000	$1,022.52	$2.64	0.52%
	HC Advisors Shares	Actual	$1,000	$805.90	$2.36	0.52%
		Hypothetical[1]	$1,000	$1,022.52	$2.64	0.52%

ESG Growth Portfolio	HC Strategic Shares	Actual[3]	$1,000	$939.50	$2.01	0.44%
		Hypothetical[1]	$1,000	$1,022.92	$2.24	0.44%
	HC Advisors Shares	Actual[3]	$1,000	$939.50	$2.01	0.44%
		Hypothetical[1]	$1,000	$1,022.92	$2.24	0.44%

International Portfolio	HC Strategic Shares	Actual	$1,000	$912.70	$1.88	0.39%
		Hypothetical[1]	$1,000	$1,023.18	$1.98	0.39%
	HC Advisors Shares	Actual	$1,000	$913.60	$1.88	0.39%
		Hypothetical[1]	$1,000	$1,023.18	$1.98	0.39%

Institutional International Portfolio	HC Strategic Shares	Actual	$1,000	$918.20	$1.88	0.36%
		Hypothetical[1]	$1,000	$1,023.33	$1.83	0.36%
	HC Advisors Shares	Actual	$1,000	$918.00	$1.83	0.36%
		Hypothetical[1]	$1,000	$1,023.33	$1.83	0.36%

Emerging Markets Portfolio	HC Strategic Shares	Actual	$1,000	$815.70	$2.65	0.58%
		Hypothetical[1]	$1,000	$1,022.22	$2.95	0.58%
	HC Advisors Shares	Actual	$1,000	$815.60	$2.65	0.58%
		Hypothetical[1]	$1,000	$1,022.22	$2.95	0.58%

Core Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000	$1,002.70	$1.31	0.26%
		Hypothetical[1]	$1,000	$1,023.83	$1.32	0.26%
	HC Advisors Shares	Actual	$1,000	$1,002.70	$1.31	0.26%
		Hypothetical[1]	$1,000	$1,023.83	$1.32	0.26%

Fixed Opportunity Portfolio	HC Strategic Shares	Actual	$1,000	$948.70	$1.86	0.38%
		Hypothetical[1]	$1,000	$1,023.23	$1.93	0.38%
	HC Advisors Shares	Actual	$1,000	$948.70	$1.86	0.38%
		Hypothetical[1]	$1,000	$1,023.23	$1.93	0.38%

U.S. Government Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000	$1,006.30	$0.91	0.18%
		Hypothetical[1]	$1,000	$1,024.23	$0.92	0.18%

Inflation Protected Portfolio	HC Strategic Shares	Actual	$1,000	$979.90	$0.85	0.17%
		Hypothetical[1]	$1,000	$1,024.28	$0.87	0.17%
	HC Advisors Shares	Actual	$1,000	$979.90	$0.85	0.17%
		Hypothetical[1]	$1,000	$1,024.28	$0.87	0.17%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2015 (Unaudited)

			Beginning Account Value, July 1, 2015	Ending Account Value, December 31, 2015	Expenses Paid During Period[2]	Annualized Expense Ratio
U.S. Corporate Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000	$998.50	$1.05	0.21%
		Hypothetical[1]	$1,000	$1,024.08	$1.07	0.21%

U.S. Mortgage/Asset Backed Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000	$1,007.70	$0.91	0.18%
		Hypothetical[1]	$1,000	$1,024.23	$0.92	0.18%

Short-Term Municipal Portfolio	HC Strategic Shares	Actual	$1,000	$1,004.60	$1.41	0.28%
		Hypothetical[1]	$1,000	$1,023.73	$1.42	0.28%

Intermediate Municipal Portfolio	HC Strategic Shares	Actual	$1,000	$1,017.40	$1.37	0.27%
		Hypothetical[1]	$1,000	$1,023.78	$1.37	0.27%
	HC Advisors Shares	Actual	$1,000	$1,017.40	$1.37	0.27%
		Hypothetical[1]	$1,000	$1,023.78	$1.37	0.27%

Intermediate Muni II	HC Strategic Shares	Actual	$1,000	$1,019.70	$1.27	0.25%
		Hypothetical[1]	$1,000	$1,023.88	$1.27	0.25%
	HC Advisors Shares	Actual	$1,000	$1,020.70	$1.27	0.25%
		Hypothetical[1]	$1,000	$1,023.88	$1.27	0.25%

1	Represents the hypothetical 5% annual return before expenses.

2	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

3

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 172/365 (to reflect the stub period from July 13, 2015 (date of commencement of operations) to December 31, 2015).

4.     ADDITIONAL FEDERAL INCOME TAX INFORMATION

A.    Dividends Received Deduction.    For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ending December 31, 2015, qualify for the corporate dividend received deduction for the following Portfolio:

Portfolio	Dividends Received Deduction

Commodity Portfolio	37.49%

B.    Qualified Dividends.    For the fiscal year ending December 31, 2015, under current tax law, the following dividends paid may be subject to a maximum tax rate of 15%.

Portfolio	Dividends Paid

Commodity Portfolio	90.64%

The Portfolio intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2015 Form 1099-DIV.

5.     ACCESS TO QUARTERLY HOLDINGS

A complete schedule of each Portfolio’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the SEC on Form N-Q and is available on the SEC’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2015 (Unaudited)

6.     ADDITIONAL PORTFOLIO HOLDINGS INFORMATION

The following tables reflect the percentage of the total investments of each Portfolio attributable to the indicated industry sector, type of security or geographic region, as appropriate for the indicated Portfolio.

Value Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	9.0%
Consumer Staples	7.5%
Energy	10.1%
Financials	31.3%
Health Care	7.6%
Industrials	12.4%
Information Technology	10.6%
Materials	4.9%
Telecommunication Services	2.4%
Utilities	3.6%
Other	0.6%

Total	100.0%

Institutional Value Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	8.7%
Consumer Staples	7.2%
Energy	9.6%
Financials	34.3%
Health Care	7.3%
Industrials	11.4%
Information Technology	10.1%
Materials	4.7%
Telecommunication Services	2.3%
Utilities	3.5%
Other	0.9%

Total	100.0%

Growth Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	15.1%
Consumer Staples	11.5%
Energy	4.1%
Financials	17.9%
Health Care	13.7%
Industrials	5.0%
Information Technology	27.6%
Materials	3.1%
Other	2.0%

Total	100.0%

Institutional Growth Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	14.2%
Consumer Staples	12.2%
Energy	4.0%
Financials	18.6%
Health Care	14.3%
Industrials	5.5%
Information Technology	26.8%
Materials	2.9%
Other	1.5%

Total	100.0%

Small Cap-Mid Cap Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	9.9%
Consumer Staples	1.8%
Energy	2.3%
Financials	25.4%
Health Care	13.2%
Industrials	13.4%
Information Technology	22.6%
Materials	5.5%
Telecommunication Services	0.8%
Utilities	1.6%
Other	3.5%

Total	100.0%

Institutional Small Cap-Mid Cap Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	8.9%
Consumer Staples	1.6%
Energy	1.9%
Financials	28.0%
Health Care	13.3%
Industrials	12.7%
Information Technology	22.0%
Materials	5.5%
Telecommunication Services	0.4%
Utilities	1.5%
Other	4.2%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2015 (Unaudited)

Real Estate Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	4.2%
Consumer Staples	0.9%
Financials	94.9%
Other	0.0%

Total	100.0%

Commodity Portfolio

Security Allocation	Percentage of Value
Energy	47.0%
Financials	22.3%
Health Care	0.2%
Industrials	0.9%
Information Technology	0.8%
Materials	18.1%
Sovereign Bond	0.2%
Sovereign Bonds	0.4%
Utilities	0.3%
Other	9.8%

Total	100.0%

ESG Growth Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	13.0%
Consumer Staples	10.8%
Energy	6.9%
Financials	9.8%
Health Care	13.7%
Industrials	15.3%
Information Technology	17.8%
Materials	6.4%
Telecommunication Services	4.3%
Utilities	2.0%
Other	0.0%

Total	100.0%

International Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	10.8%
Consumer Staples	7.6%
Energy	5.6%
Financials	35.5%
Health Care	9.7%
Industrials	11.7%
Information Technology	4.5%
Materials	5.8%
Telecommunication Services	5.8%
Utilities	1.7%
Other	1.3%

Total	100.0%

Institutional International Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	12.5%
Consumer Staples	10.0%
Energy	6.7%
Financials	22.0%
Health Care	11.5%
Industrials	15.2%
Information Technology	5.8%
Materials	6.7%
Telecommunication Services	6.4%
Utilities	2.0%
Other	1.2%

Total	100.0%

Emerging Markets Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	9.0%
Consumer Staples	4.7%
Energy	7.6%
Financials	44.4%
Health Care	0.5%
Industrials	5.6%
Information Technology	10.8%
Materials	5.5%
Telecommunication Services	6.1%
Utilities	3.9%
Other	1.9%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2015 (Unaudited)

Core Fixed Income Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	3.9%
Consumer Staples	2.9%
Energy	4.4%
Financials	19.8%
Health Care	3.0%
Industrials	3.4%
Information Technology	1.9%
Materials	3.7%
Telecommunication Services	3.3%
Utilities	3.3%
Other	50.4%

Total	100.0%

Fixed Opportunity Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	12.7%
Consumer Staples	2.7%
Energy	8.1%
Financials	24.8%
Health Care	5.6%
Industrials	8.1%
Information Technology	2.7%
Materials	4.9%
Telecommunication Services	7.4%
Utilities	2.7%
Other	20.3%

Total	100.0%

U.S. Government Fixed Income Portfolio

Security Allocation	Percentage of Value
Treasury	82.4%
Agency	6.0%
Corporate	0.1%
Yankee Dollar	0.1%
Other	11.4%

Total	100.0%

Inflation Protected Portfolio

Security Allocation	Percentage of Value
Treasury	94.6%
Other	5.4%

Total	100.0%

U.S. Corporate Fixed Income Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	8.4%
Consumer Staples	6.3%
Energy	9.9%
Financials	33.1%
Health Care	6.5%
Industrials	8.4%
Information Technology	3.6%
Materials	8.8%
Telecommunication Services	7.8%
Utilities	7.2%
Other	0.0%

Total	100.0%

U.S. Mortgage/Asset Backed Fixed Income Portfolio

Security Allocation	Percentage of Value
Agency	84.3%
Mortgage	5.5%
Asset Backed Securities	1.7%
Yankee Dollar	0.3%
Other	8.2%

Total	100.0%

Short-Term Municipal Portfolio

Security Allocation	Percentage of Value
Financials	3.7%
General	10.1%
General Obligation	32.4%
Health Care	2.1%
Higher Education	7.3%
Medical	3.8%
Power	2.6%
School District	9.3%
Transportation	19.1%
Utilities	3.2%
Water	6.4%
Other	0.0%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2015 (Unaudited)

Intermediate Municipal Portfolio

Security Allocation	Percentage of Value
Airport	4.9%
Development	1.2%
Education	3.7%
Facilities	4.2%
Financials	4.8%
General	17.3%
General Obligation	14.1%
Higher Education	3.6%
Industrials	0.0%
Medical	5.8%
Multi-Family Housing	0.0%
Nursing Homes	0.3%
Power	5.2%
School District	2.3%
Single Family Housing	0.1%
Student Loan	1.2%
Tobacco Settlement	2.5%
Transportation	12.6%
Utilities	5.3%
Water	9.2%
Other	1.7%

Total	100.0%

Intermediate Municipal II Portfolio

Security Allocation	Percentage of Value
Education	6.1%
Facilities	5.7%
Financials	6.1%
General	8.4%
General Obligation	36.5%
Higher Education	3.6%
Medical	2.1%
Pollution	2.0%
Power	5.1%
School District	2.1%
Transportation	7.4%
Utilities	5.2%
Water	9.7%
Other	0.0%

Total	100.0%

7.     BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS

The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co. LLC, (“Hirtle Callaghan”). The Adviser provides overall investment management services with respect to the Trust and its Portfolios pursuant to the terms of two separate agreements with the Trust (“HC Contracts”). The Adviser is authorized under the HC Contracts to purchase and sell portfolio securities for the Portfolios. Day-to-day portfolio management services are generally provided to the respective Portfolios by one or more investment advisory organizations (each a “Specialist Manager”) pursuant to the terms of separate investment advisory agreements (each, a “Portfolio Management Agreement”). The Trust consists of twenty-two Portfolios, sixteen of which are managed by two or more Specialist Managers,1 and one of which, The Catholic SRI Growth Portfolio (“SRI Portfolio”), commenced operations subsequent to the date of this Semi-Annual Report. Each Specialist Manager is responsible for providing day-to-day portfolio management services for that portion of a Portfolio’s assets allocated to it by, and under the supervision of, the Adviser.

During the six-month period covered by this report, the Trust’s Board of Trustees (the “Board”):

•	Approved continuation of certain Portfolio Management Agreements (“Continuing Agreements”), as set forth below;

•

Approved New Portfolio Management Agreements with each of Cadence Capital Management, LLC (“Cadence”), Mellon Capital Management Corporation (“Mellon Capital”), Parametric Portfolio Associates, LLC (“Parametric”) and Agincourt Capital Management, LLC (“Agincourt”) relating to the SRI Portfolio; and

•

Approved an amendments to the Portfolio Management Agreements between the Trust and IronBridge Capital Management, LP (“IronBridge”) reducing the rate at which advisory fees payable to IronBridge are computed.

[1]	See Note 3.

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2015 (Unaudited)

Continuation of Certain Portfolio Management Agreements.    The following Portfolio Management Agreements were approved for continuance during the period.

Specialist Manager	Portfolios
Ariel Investments, LLC.	The Small Capitalization-Mid Capitalization Equity Portfolio
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Artisan Partners Limited Partnership	The International Equity Portfolio
The Institutional International Equity Portfolio

The Boston Company Asset Management, LLC	The Emerging Markets Portfolio

Cadence Capital Management, LLC	The Value Equity Portfolio
The Institutional Value Equity Portfolio
The Growth Equity Portfolio
The Institutional Growth Equity Portfolio
The Small Capitalization-Mid Capitalization Equity Portfolio
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio
The Commodity Returns Strategy Portfolio
The Real Estate Securities Portfolio
The International Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio

Capital Guardian Trust Company	The International Equity Portfolio
The Institutional International Equity Portfolio

Causeway Capital Management, LLC	The International Equity Portfolio
The Institutional International Equity Portfolio

Cupps Capital Management Company LLC	The Small Capitalization-Mid Capitalization Equity Portfolio
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Frontier Capital Management Company, LLC	The Small Capitalization-Mid Capitalization Equity Portfolio
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

IronBridge Capital Management, LP	The Small Capitalization-Mid Capitalization Equity Portfolio
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Lazard Asset Management, LLC	The International Equity Portfolio
The Institutional International Equity Portfolio

Pzena Investment Management, LLC	The Small Capitalization-Mid Capitalization Equity Portfolio
The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Wellington Management Company, LLP	The Commodity Returns Strategy Portfolio
The Real Estate Securities Portfolio

In its deliberations with respect to each of the Continuing Agreements, the Board recognized that each of the respective Specialist Managers is responsible only for day-to-day investment decisions with respect to that portion of a Portfolio’s assets allocated to it. The Board further recognized that the Specialist Managers do not participate in the administration of any of the Portfolios or in the distribution of shares of any Portfolio and thus receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios for investment management services.

In approving the Continuing Agreements, the Board concluded that continuation of each of the Continuing Agreements was in the best interests of the Trust and consistent with the expectations of shareholders of the respective Portfolios. While the Board did not identify any particular factor as controlling, the Board gave substantial weight to the fact that the Trust is designed primarily to serve as a vehicle through which the Adviser implements asset allocation strategies on behalf of Hirtle Callaghan’s clients and that shares of the Portfolios to which the respective Continuing agreements relate are generally

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2015 (Unaudited)

available only to such clients. The Board also considered representations by the Adviser that the performance achieved by the relevant Specialist Managers was consistent with the Adviser’s expectations, in the context of the overall objectives of the multi-manager strategy, of each of the respective Portfolios as well as the Adviser’s recommendation that each of the Continuing Agreements be approved. During the course of its deliberations, the Board was also informed with respect to publicly available information assembled by a third-party service provider about the performance of peer funds managed by other investment advisory organizations. The Board did not specifically rely on such information but based its conclusions on the facts and circumstances of the Trust.

In concluding that continuation of the Portfolio Management Agreements identified above was appropriate, the Board did not rely upon any single factor but gave considerable weight to the Adviser’s recommendations and its assessment of each Specialist Manager’s overall compliance profile and the success and future ability of each Specialist Manager in capturing the respective Portfolios’ desired asset classes. Based on the foregoing, the Board concluded that the performance of the Specialist Managers was satisfactory and that continuation of such contracts was in the best interest of shareholders of the respective Portfolios.

The Board also determined that the rate at which each of the Specialist Managers is compensated under the Continuing Agreements is reasonable. In reaching this conclusion, the Board had before it information about the impact of break-points, financial information about the Specialist Managers relating to factors such as profitability, comparable fees charged to other institutional clients and/or to peer funds for similar services and costs incurred by the Specialist Managers in providing services to the respective Portfolios as well as industry average fees for peer funds. In considering this information, the Board gave substantial weight to information demonstrating that the rate at which these Specialist Managers are compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser, including in several cases, negotiated fee waivers/reductions and scheduled breakpoints designed to recognize economies of scale where appropriate.

Approval of New Portfolio Management Agreements Related to the SRI Portfolio.    During the period, the Board approved new Portfolio Management Agreements (the “SRI Agreements”) between the Trust and each of Cadence, Mellon Capital, Parametric and Agincourt (the “SRI Managers”) relating to the SRI Portfolio. The following is a summary of the factors considered by the Board in approving the SRI Agreements.

In approving the SRI Agreements, the Board received information from Cadence and Mellon Capital regarding their passive equity investing strategies, information from Parametric regarding its liquidity management strategies, information from Agincourt regarding its fixed income strategies and information from the Adviser regarding the Adviser’s belief that the SRI Managers’ strategies would provide an appropriate foundation upon which to build the new Portfolio. With respect to the nature and quality of the services expected to be provided to the Portfolios, the Board gave considerable weight to the Adviser’s recommendation as well as the Board’s familiarity with the SRI Managers, each of which served as a Specialist Manager to multiple other Portfolios of the Trust at the time it was approved with respect to the SRI Portfolio, including the similarly managed ESG Growth Portfolio. The Board also considered fact that the SRI Managers would not participate in the administration or distribution of shares of the Portfolio and that, other than advisory fees payable under the terms of the SRI Agreements, it was not expected that the SRI Managers would benefit materially from their association with the Trust. The Board also considered information provided to it by the Adviser and the SRI Managers with respect to the nature and quality of the services expected to be provided by the SRI Managers, their performance record in managing investment accounts similar to the Portfolio, their commitment to maintaining a consistent investment strategy, the size and depth of their respective organizations and other factors.

With respect to the fee schedules pursuant to which the SRI Managers would be compensated for its services, the Board was informed with respect to, among other relevant factors, comparative fee information, including information regarding both peer group fees, fees charged by the SRI Managers to other Portfolios of the Trust for which they provide advisory services and the rationale supporting the differences in the various fee schedules relating to different asset classes to be included in the Portfolio. The Board did not specifically rely upon such information, but gave substantial weight to the fact that the rates at which the SRI Managers were to be compensated were determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser. The Board determined that the proposed fee schedules were fair and reasonable. In making this determination, the Board recognized that the impact of the fee to be paid to each of the SRI Managers on overall advisory fees would depend on the allocation of assets within the Portfolio.

HC CAPITAL TRUST

Additional Information (concluded) — December 31, 2015 (Unaudited)

Approval of Amendments to the Portfolio Management Agreements with IronBridge.    During the period, the Board also approved an amendment to each of the Portfolio Management Agreements with IronBridge, relating to the Small Capitalization – Mid Capitalization Equity and Institutional Small Capitalization – Mid Capitalization Equity Portfolios (the “Small-Mid Portfolios”). In approving the amendments, which reduced the rate at which fees payable by the Small-Mid Portfolios to IronBridge are computed, the Board reviewed information with respect to the nature of the services provided by IronBridge and the role of the organization in the context of the Small-Mid Portfolios, as well the view of the Adviser to the effect that reduction of the advisory fee rate would not change or impair the nature or quality of services provided to the Small-Mid Portfolios. Based on all of the information presented, the Board concluded that implementation of the amendments was in the best interests of shareholders of the Small-Mid Portfolios.

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HC CAPITAL TRUST

Trustees

JARRETT B. KLING

HARVEY G. MAGARICK

RICHARD W. WORTHAM III

R. RICHARD WILLIAMS

ROBERT J. ZION*

* “Interested Person” as that term is defined in the Investment Company Act of 1940

Investment Adviser

HC Capital Solutions

Five Tower Bridge

300 Barr Harbor Drive, Suite 500

West Conshohocken, PA 19428

Administrator

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

Distributor

Unified Financial Securities, LLC

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208-4715

Counsel

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103-7018

McCarter & English, LLP

1600 Market Street, Suite 3900

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

41 South High Street, Suite 2500

Columbus, OH 43215

Custodian

State Street Bank and Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

This report is for the information of the shareholders of HC Capital Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

2/16

Item 2.	Code of Ethics.

Not Applicable

Item 3.	Audit Committee Financial Expert.

Not Applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

(b)(1) Not applicable.

(b)(2) Not applicable.

(b)(3) Not applicable.

(b)(4) Not applicable.

(b)(5) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11.	Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             HC Capital Trust

By (Signature and Title)	/s/ Robert J. Zion Robert J. Zion, Principal Executive Officer

Date: March 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Colette L. Bergman Colette L. Bergman, Principal Financial Officer

Date: March 7, 2016

By (Signature and Title)	/s/ Robert J. Zion Robert J. Zion, Principal Executive Officer

Date: March 7, 2016